UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09491

Allianz Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-624-0197

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments.

AZL BlackRock Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (96.9%):
Aerospace & Defense (0.9%):
14,379	TransDigm Group, Inc.*	$4,157,256

Beverages (4.8%):
88,428	Anheuser-Busch InBev NV, ADR	11,620,323
64,214	Constellation Brands, Inc., Class C	10,690,989

		22,311,312

Biotechnology (8.0%):
121,514	Alexion Pharmaceuticals, Inc.*	14,890,326
14,949	Biogen Idec, Inc.*	4,679,485
30,694	Regeneron Pharmaceuticals, Inc.*	12,339,602
52,557	Vertex Pharmaceuticals, Inc.*	4,583,496

		36,492,909

Chemicals (2.1%):
30,397	Ecolab, Inc.	3,699,923
21,881	Sherwin Williams Co.	6,053,597

		9,753,520

Diversified Financial Services (2.1%):
65,506	Berkshire Hathaway, Inc., Class B*	9,463,652

Diversified Telecommunication Services (1.5%):
60,471	SBA Communications Corp., Class A*	6,782,427

Electrical Equipment (1.2%):
20,208	Acuity Brands, Inc.	5,347,037

Equity Real Estate Investment Trusts (0.8%):
38,183	Crown Castle International Corp.	3,597,220

Food & Staples Retailing (1.0%):
28,688	Costco Wholesale Corp.	4,375,207

Food Products (0.5%):
30,864	Mead Johnson Nutrition Co.	2,438,565

Health Care Equipment & Supplies (3.4%):
45,084	Becton, Dickinson & Co.	8,102,947
255,200	Boston Scientific Corp.*	6,073,760
2,013	Intuitive Surgical, Inc.*	1,459,083

		15,635,790

Health Care Providers & Services (4.0%):
131,915	UnitedHealth Group, Inc.	18,468,100

Hotels, Restaurants & Leisure (2.4%):
11,034	Chipotle Mexican Grill, Inc.*	4,672,899
24,917	Domino’s Pizza, Inc.	3,783,646
42,884	Starbucks Corp.	2,321,740

		10,778,285

Industrial Conglomerates (1.1%):
27,486	Roper Industries, Inc.	5,015,370

Internet & Direct Marketing Retail (13.2%):
39,944	Amazon.com, Inc.*	33,445,512
116,646	Netflix, Inc.*	11,495,463
7,896	Priceline Group, Inc. (The)*	11,618,885
50,901	TripAdvisor, Inc.*	3,215,925

		59,775,785

Internet Software & Services (16.0%):
43,730	Alphabet, Inc., Class A*	35,161,544
189,138	Facebook, Inc., Class C*	24,260,731
503,700	Tencent Holdings, Ltd.	13,956,970

		73,379,245

IT Services (10.2%):
33,210	Fiserv, Inc.*	3,303,399
62,045	FleetCor Technologies, Inc.*	10,779,078
93,546	Global Payments, Inc.	7,180,591
72,333	Vantive, Inc., Class A*	4,070,178
260,516	Visa, Inc., Class A	21,544,673

		46,877,919

Shares		Fair Value
Common Stocks, continued
Life Sciences Tools & Services (2.3%):
57,196	Illumina, Inc.*	$10,390,225

Media (0.8%):
105,388	Liberty Global plc, Class A*	3,602,162

Oil, Gas & Consumable Fuels (3.9%):
53,535	Concho Resources, Inc.*	7,353,033
45,809	EOG Resources, Inc.	4,430,188
32,940	Pioneer Natural Resources Co.	6,115,311

		17,898,532

Pharmaceuticals (1.1%):
157,072	AstraZeneca plc, ADR	5,161,386

Road & Rail (1.5%):
71,140	Norfolk Southern Corp.	6,904,848

Semiconductors & Semiconductor Equipment (2.4%):
44,958	ASML Holding NV, NYS	4,926,498
34,535	Broadcom, Ltd.	5,957,978

		10,884,476

Software (6.8%):
242,355	Activision Blizzard, Inc.	10,736,327
243,082	Microsoft Corp.	14,001,523
91,156	Salesforce.com, Inc.*	6,502,157

		31,240,007

Specialty Retail (2.3%):
82,714	Home Depot, Inc. (The)	10,643,638

Technology Hardware, Storage & Peripherals (0.9%):
38,030	Apple, Inc.	4,299,292

Textiles, Apparel & Luxury Goods (1.7%):
150,034	Nike, Inc., Class C	7,899,290

Total Common Stocks (Cost $350,932,910)		443,573,455

Preferred Stock (1.3%):
Software (1.3%):
841,419	Palantir Technologies, Inc., Series I*(a)(b)	6,083,459

Total Preferred Stock (Cost $5,157,898)		6,083,459

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Company (1.7%):
7,599,012	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(c)	7,599,012

Total Unaffiliated Investment Company (Cost $7,599,012)		7,599,012

Total Investment Securities (Cost $363,689,820)(d) - 99.9%		457,255,926
Net other assets (liabilities) - 0.1%		682,405

Net Assets - 100.0%		$457,938,331

Percentages indicated are based on net assets as of September 30, 2016.

ADR	-	American Depositary Receipt
NYS	-	New York Shares

Continued

AZL BlackRock Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

*	Non-income producing security.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2016, these securities represent 1.33% of the net assets of the fund.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2016. The total of all such securities represent 1.33% of the net assets of the fund.
(c)	The rate represents the effective yield at September 30, 2016.
(d)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (54.3%):
Aerospace & Defense (1.6%):
313,297	BAE Systems plc	$2,125,201
853	Boeing Co. (The)	112,374
1,047	Dassault Aviation SA	1,159,370
46,972	European Aeronautic Defence & Space Co. NV	2,840,911
1,444	General Dynamics Corp.	224,051
6,592	Hexcel Corp.^	292,026
84,338	Meggitt plc	492,982
1,009	Northrop Grumman Corp.	215,876
1,102	Raytheon Co.	150,015
37,977	Safran SA	2,730,316
35,101	Textron, Inc.	1,395,264

		11,738,386

Airlines (1.0%):
41,800	Delta Air Lines, Inc.	1,645,248
85,300	Japan Airlines Co., Ltd.	2,511,518
30,568	Southwest Airlines Co.	1,188,790
50,762	United Continental Holdings, Inc.*	2,663,482

		8,009,038

Auto Components (1.2%):
19,500	Aisin Sieki Co., Ltd.	893,046
34,500	Bridgestone Corp.	1,272,634
161,683	Cheng Shin Rubber Industry Co., Ltd.	341,516
43,900	Denso Corp.	1,752,841
3,800	Exedy Corp.	96,703
26,400	Futaba Industrial Co., Ltd.	131,404
2,946	Goodyear Tire & Rubber Co.	95,156
10,500	Koito Manufacturing Co., Ltd.	511,254
2,098	Lear Corp.	254,320
10,200	Stanley Electric Co., Ltd.	274,399
51,800	Sumitomo Electric Industries, Ltd.	732,694
47,500	Toyota Industries Corp.	2,204,333

		8,560,300

Automobiles (1.4%):
308,000	Brilliance China Automotive Holdings, Ltd.	347,301
96,153	Ford Motor Co.	1,160,567
70,900	Fuji Heavy Industries, Ltd.	2,662,997
35,300	Honda Motor Co., Ltd.	1,016,439
7,881	Hyundai Motor Co.	973,255
73,800	Isuzu Motors, Ltd.	867,999
7,327	Maruti Suzuki India, Ltd.	605,044
73,200	Suzuki Motor Corp.	2,450,865
8,200	Toyota Motor Corp.	475,619
270	Volkswagen AG	39,168
93,770	Yulon Motor Co., Ltd.	82,552

		10,681,806

Banks (4.1%):
7,770	ABN AMRO Group NV	160,757
25,832	Banco Bilbao Vizcaya Argentaria SA	156,157
35,500	Banco Santander SA	156,960
265,490	Bank of America Corp.	4,154,919
27,833	BNP Paribas SA	1,430,868
46,501	Citigroup, Inc.	2,196,242
22,947	Commerzbank AG	147,923
16,920	Credit Agricole SA	166,921
5,500	Erste Group Bank AG	162,873
2,917	Fifth Third Bancorp	59,682
108,000	Fukuoka Financial Group, Inc.	448,672
518,138	HSBC Holdings plc	3,889,479
144,256	ING Groep NV	1,778,023
63,712	JPMorgan Chase & Co.	4,242,581
2,681	KBC Groep NV*	156,046
21,400	Mediobanca SpA	139,347
257,400	Mitsubishi UFJ Financial Group, Inc.	1,298,164

Shares		Fair Value
Common Stocks, continued
Banks, continued
36,450	Natixis	$169,863
11,321	Raiffeisen International Bank-Holding AG*	172,363
4,492	Societe Generale	155,002
49,500	Sumitomo Mitsui Financial Group, Inc.	1,668,542
21,205	SunTrust Banks, Inc.	928,779
101,351	Svenska Handelsbanken AB, Class A	1,392,308
32,873	Toronto-Dominion Bank (The)	1,459,463
39,158	U.S. Bancorp^	1,679,487
62,695	UniCredit SpA	146,102
79,898	Wells Fargo & Co.	3,537,883
67,975	Westpac Banking Corp.	1,545,006

		33,600,412

Beverages (0.6%):
11,534	Anheuser-Busch InBev NV	1,513,915
27,600	Asahi Breweries, Ltd.	1,004,675
22,942	Coca-Cola Co. (The)	970,905
1,525	Coca-Cola European Partners plc	60,848
1,398	Constellation Brands, Inc., Class C	232,753
8,632	Diageo plc, ADR	1,001,657
1,183	Dr Pepper Snapple Group, Inc.	108,020
2,975	PepsiCo, Inc.	323,591

		5,216,364

Biotechnology (1.3%):
2,032	AbbVie, Inc.	128,158
6,052	Alexion Pharmaceuticals, Inc.*	741,612
16,785	Amgen, Inc.	2,799,906
1,461	Biogen Idec, Inc.*	457,337
4,468	Celgene Corp.*	467,040
46,326	Gilead Sciences, Inc.	3,665,313
31,581	Invitae Corp.*^	276,650
25,499	Shire plc	1,647,816

		10,183,832

Building Products (0.4%):
21,985	Compagnie de Saint-Gobain SA	949,042
10,600	Daikin Industries, Ltd.	987,708
13,678	Fortune Brands Home & Security, Inc.^	794,692
29,128	Masco Corp.	999,381

		3,730,823

Capital Markets (0.9%):
31,413	Brookfield Asset Management, Inc., Class A	1,105,109
2,242	Brookfield Asset Management, Inc., Class A	78,841
37,316	Charles Schwab Corp. (The)	1,178,066
13,468	CME Group, Inc.^	1,407,675
140,000	Daiwa Securities Group, Inc.	788,497
10,471	Goldman Sachs Group, Inc. (The)	1,688,659
1,948	Morgan Stanley	62,453
88,813	UBS Group AG	1,206,334

		7,515,634

Chemicals (2.3%):
4,341	Air Products & Chemicals, Inc.	652,626
45,607	AkzoNobel NV	3,085,894
5,252	Arkema SA	485,748
118,000	Asahi Kasei Corp.	940,367
83,415	Axalta Coating Systems, Ltd.*	2,358,142
11,923	BASF SE	1,019,495
39,230	E.I. du Pont de Nemours & Co.	2,627,232
19,567	Evonik Industries AG	661,252
22,000	Formosa Chemicals & Fibre Corp.	59,484
26,000	Formosa Plastics Corp.	64,560

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
32,700	Hitachi Chemical Co., Ltd.	$749,601
11,300	JSR Corp.	177,610
6,800	Kuraray Co., Ltd.	100,948
6,773	Monsanto Co.	692,201
27,000	Nan Ya Plastics Corp.	53,528
16,800	Nitto Denko Corp.^	1,090,519
37,900	PTT Global Chemical Public Co., Ltd.	64,587
41,600	Shin-Etsu Chemical Co., Ltd.	2,904,796
79,000	Toray Industries, Inc.	768,735
299,000	Ube Industries, Ltd.	571,659
10,731	Umicore SA	672,925

		19,801,909

Commercial Services & Supplies (0.0%):
23,446	Aggreko plc	289,742
2,086	Cintas Corp.	234,884
3,300	SECOM Co., Ltd.	246,305

		770,931

Communications Equipment (0.6%):
45,316	Cisco Systems, Inc.	1,437,424
64,713	CommScope Holding Co., Inc.*	1,948,508
272,962	Nokia Oyj	1,581,911

		4,967,843

Construction & Engineering (0.4%):
24,000	Chiyoda Corp.	197,201
9,100	ComSys Holdings Corp.	161,373
35,100	JGC Corp.	610,091
21,000	Kinden Corp.	241,696
6,000	Maeda Road Construction Co., Ltd.	107,373
8,000	Nippo Corp.	152,013
84,000	Okumura Corp.	477,425
2,000	Sho-Bond Holdings Co., Ltd.	93,063
88,000	Toda Corp.^	464,104
12,884	Vinci SA	985,056

		3,489,395

Construction Materials (0.1%):
29,404	CRH plc	974,832
8,200	The Siam Cement Public Co., Ltd.	122,405

		1,097,237

Consumer Finance (0.2%):
2,213	Capital One Financial Corp.	158,960
21,581	Discover Financial Services	1,220,405

		1,379,365

Containers & Packaging (0.2%):
2,230	Crown Holdings, Inc.*	127,311
3,167	International Paper Co.	151,953
1,936	Packaging Corp. of America	157,319
1,561	Sealed Air Corp.	71,525
25,029	WestRock Co.	1,213,406

		1,721,514

Distributors (0.0%):
7,600	Canon Marketing Japan, Inc.	141,426

Diversified Consumer Services (0.0%):
15,186	H&R Block, Inc.^	351,556

Diversified Financial Services (0.6%):
11	Berkshire Hathaway, Inc., Class A*^	2,378,420
19,170	Berkshire Hathaway, Inc., Class B*	2,769,490
75,000	Fubon Financial Holdings Co., Ltd.	111,456
4,600	Zenkoku Hosho Co., Ltd.	190,185

		5,449,551

Diversified Telecommunication Services (1.0%):
1,855	AT&T, Inc.	75,332
85,215	Cellnex Telecom SAU	1,541,141

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
33,000	Chunghwa Telecom Co., Ltd.	$116,491
107,067	Deutsche Telekom AG, Registered Shares	1,794,571
27,016	El Towers SpA*	1,423,964
25,900	Nippon Telegraph & Telephone Corp.	1,183,038
39,800	Singapore Telecommunications, Ltd.	116,729
32,883	Telecom Italia SpA	22,315
1,734,221	Telecom Italia SpA*	1,434,805
620,022	Telesites SAB*	350,232
10,726	Verizon Communications, Inc.	557,537

		8,616,155

Electric Utilities (0.5%):
2,161	CEZ	38,599
12,000	Cheung Kong Infrastructure Holdings, Ltd.	103,949
35,500	Chubu Electric Power Co., Inc.	516,944
12,000	CLP Holdings, Ltd.	124,589
142,333	Enel SpA	634,724
15,300	Kyushu Electric Power Co., Inc.	142,331
16,533	NextEra Energy, Inc.	2,022,317

		3,583,453

Electrical Equipment (0.3%):
85,000	GS Yuasa Corp.	350,062
4,600	Mabuchi Motor Co., Ltd.	254,900
156,000	Mitsubishi Electric Corp.	1,997,485
801	Rockwell Automation, Inc.^	97,994

		2,700,441

Electronic Equipment, Instruments & Components (0.7%):
36,188	Fitbit, Inc., Class A*^	537,030
1,500	Hirose Electric Co., Ltd.	197,187
48,400	Hon Hai Precision Industry Co., Ltd.	122,552
1,000	Keyence Corp.	727,925
17,400	Kyocera Corp.	834,884
12,300	Murata Manufacturing Co., Ltd.	1,604,575
7,600	Omron Corp.	273,127
47,255	VeriFone Systems, Inc.*	743,794

		5,041,074

Energy Equipment & Services (0.2%):
1,698	Helmerich & Payne, Inc.^	114,275
15,618	Schlumberger, Ltd.	1,228,200

		1,342,475

Equity Real Estate Investment Trusts (0.5%):
2,511	American Tower Corp.	284,572
2,865	Crown Castle International Corp.	269,912
447,647	Fibra UNO Amdinistracion SA	818,627
17,000	Link REIT (The)	125,438
9,902	Simon Property Group, Inc.	2,049,812
3,491	Unibail-Rodamco SE	941,065

		4,489,426

Food & Staples Retailing (0.7%):
14,726	CVS Health Corp.	1,310,467
20,158	Kroger Co. (The)	598,289
25,800	Seven & I Holdings Co., Ltd.	1,219,484
13,016	Walgreens Boots Alliance, Inc.	1,049,350
49,902	Whole Foods Market, Inc.^	1,414,722

		5,592,312

Food Products (1.0%):
53,600	Ajinomoto Co., Inc.	1,194,147
15,007	Danone SA	1,112,961
29,745	Mondelez International, Inc., Class A	1,305,806
51,573	Nestle SA, Registered Shares	4,064,879

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products, continued
1,518	Tyson Foods, Inc., Class A	$113,349

		7,791,142

Gas Utilities (0.3%):
27,888	Gas Natural SDG SA	573,071
27,327	Snam SpA	151,378
344,000	Tokyo Gas Co., Ltd.	1,530,801

		2,255,250

Health Care Equipment & Supplies (0.6%):
17,088	Baxter International, Inc.	813,389
48,900	HOYA Corp.	1,964,075
4,628	Medtronic plc	399,859
885	Stryker Corp.	103,023
13,534	Zimmer Holdings, Inc.	1,759,691

		5,040,037

Health Care Providers & Services (1.9%):
25,204	Aetna, Inc.	2,909,801
8,900	Alfresa Holdings Corp.	188,287
18,689	Anthem, Inc.	2,341,918
66,124	Brookdale Senior Living, Inc.*	1,153,864
2,323	Cardinal Health, Inc.	180,497
15,132	Centene Corp.*^	1,013,239
15,543	DaVita, Inc.*	1,026,926
974	HCA Holdings, Inc.*	73,664
16,108	Integrated Diagnostics Holdings plc	54,440
9,153	McKesson Corp.	1,526,263
10,200	Medipal Holdings Corp.	176,461
61,358	NMC Health plc	1,088,152
613,699	PT Siloam International Hospital Tbk*	484,337
206,503	Spire Healthcare Group plc	1,055,984
4,500	Suzuken Co., Ltd.	148,544
65,845	Tenet Healthcare Corp.*^	1,492,048
992	UnitedHealth Group, Inc.	138,880

		15,053,305

Health Care Technology (0.0%):
3,224	HTG Molecular Diagnostics, Inc.*^	7,480

Hotels, Restaurants & Leisure (0.4%):
25,242	Accor SA	1,001,106
3,759	Chipotle Mexican Grill, Inc.*^	1,591,937
1,473	McDonald’s Corp.	169,925
12,831	Norwegian Cruise Line Holdings, Ltd.*^	483,729
1,949	Wyndham Worldwide Corp.	131,226

		3,377,923

Household Durables (0.3%):
6,200	Alpine Electronics, Inc.	81,805
20,403	Berkeley Group Holdings plc (The)	683,234
1,324	Coway Co., Ltd.	114,571
124,000	Haier Electronics Group Co., Ltd.	205,351
4,985	Mohawk Industries, Inc.*	998,695
5,400	Rinnai Corp.	501,600
1,200	Sekisui Chemical Co., Ltd.	17,250

		2,602,506

Independent Power & Renewable Electricity Producers (0.1%):
11,299	Calpine Corp.*	142,819
20,291	NextEra Energy Partners LP	567,540

		710,359

Industrial Conglomerates (1.1%):
1,009	3M Co., Class C	177,816
77,219	Beijing Enterprises Holdings, Ltd.	393,277
107,474	General Electric Co.^	3,183,380
1,100	Jardine Matheson Holdings, Ltd.	66,821
179,900	Keppel Corp., Ltd.	719,955

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates, continued
53,086	Koninklijke Philips Electronics NV	$1,571,482
9,674	Roper Industries, Inc.^	1,765,215
8,079	Siemens AG, Registered Shares	945,629
47,787	Smiths Group plc	906,619

		9,730,194

Insurance (2.2%):
151,400	AIA Group, Ltd.	1,014,423
25,890	Allstate Corp. (The)	1,791,070
17,151	American International Group, Inc.	1,017,740
54,204	AXA SA	1,153,108
2,321	Axis Capital Holdings, Ltd.	126,100
14,645	Chubb, Ltd.	1,840,145
1,170	Fairfax Financial Holdings, Ltd.	685,625
7,995	Hartford Financial Services Group, Inc. (The)	342,346
22,058	Marsh & McLennan Cos., Inc.	1,483,401
36,068	MetLife, Inc.	1,602,501
48,300	MS&AD Insurance Group Holdings, Inc.	1,347,610
42,900	NKSJ Holdings, Inc.	1,269,597
7,169	Prudential Financial, Inc.	585,349
34,183	Prudential plc	606,583
1,344	Reinsurance Group of America, Inc.	145,071
52,700	Sony Financial Holdings, Inc.	725,714
48,200	Tokio Marine Holdings, Inc.	1,847,363
2,396	Travelers Cos., Inc. (The)	274,462
21,483	UnumProvident Corp.	758,565
499	Zurich Insurance Group AG	128,449

		18,745,222

Internet & Direct Marketing Retail (0.6%):
4,132	Amazon.com, Inc.*	3,459,765
9,609	Expedia, Inc.	1,121,562

		4,581,327

Internet Software & Services (2.5%):
26,651	Alibaba Group Holding, Ltd., ADR*^	2,819,409
787	Alphabet, Inc., Class A*	632,795
10,480	Alphabet, Inc., Class C*	8,145,998
95,700	Dropbox, Inc.*(a)(b)	1,167,540
52,009	Facebook, Inc., Class C*	6,671,194
5,547	Lookout, Inc.*(a)(b)	32,173
2,196	VeriSign, Inc.*^	171,815

		19,640,924

IT Services (0.9%):
2,021	Accenture plc, Class C	246,906
533	Alliance Data Systems Corp.*	114,344
3,091	Amdocs, Ltd.	178,814
11,190	Cognizant Technology Solutions Corp., Class C*	533,875
2,890	Computer Sciences Corp.	150,887
15,378	Global Payments, Inc.	1,180,415
51,301	Infosys, Ltd.	800,547
14,427	MasterCard, Inc., Class A	1,468,237
24,939	Sabre Corp.^	702,781
51,291	Square, Inc., Class A*^	598,053
15,559	Visa, Inc., Class A^	1,286,729

		7,261,588

Leisure Products (0.1%):
40,300	Sega Sammy Holdings, Inc.	574,007
11,400	Yamaha Corp.	367,787

		941,794

Life Sciences Tools & Services (0.3%):
17,787	Patheon NV*	527,029
8,510	Thermo Fisher Scientific, Inc.	1,353,601

		1,880,630

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery (1.0%):
214,090	Haitian International Holdings, Ltd.	$423,661
15,800	Hino Motors, Ltd.	169,180
900	Illinois Tool Works, Inc.^	107,856
51,200	Komatsu, Ltd.	1,173,374
61,300	Kubota Corp.	926,776
6,400	Kurita Water Industries, Ltd.	152,201
6,100	Makita Corp.	433,871
15,300	Nabtesco Corp.	433,211
149,554	SKF AB, Class B	2,580,845
2,000	SMC Corp.	577,026
5,081	WABCO Holdings, Inc.*	576,846

		7,554,847

Media (2.0%):
4,471	Charter Communications, Inc., Class A*	1,207,036
53,593	Comcast Corp., Class A^	3,555,361
615,711	Delta Topco, Ltd.*(a)(b)	6
20,908	DISH Network Corp., Class A*	1,145,340
5,843	Liberty Broadband Corp., Class A*	409,945
11,183	Liberty Broadband Corp., Class C*^	799,361
1,875	Liberty Global plc, Class A*	51,731
18,161	Liberty Global plc, Class A*	620,743
20,943	Liberty SiriusXM Group, Class A*	711,643
39,306	Liberty SiriusXM Group, Class C*	1,313,213
10,800	Nippon Television Holdings, Inc.	182,820
81,382	Pearson plc	794,813
16,155	Publicis Groupe SA	1,221,546
134,983	RAI Way SpA	546,010
1,212	Scripps Networks Interactive, Class C^	76,950
17,700	SKY Perfect JSAT Holdings, Inc.	86,965
25,348	Time Warner, Inc.	2,017,954
6,800	Toho Co., Ltd.	225,719
6,400	TV Asahi Holdings Corp.	117,674
76,147	Zon Multimedia Servicos de Telecommunicacoes e Multimedia SGPS SA	518,047

		15,602,877

Metals & Mining (0.1%):
112,347	Platinum Group Metals, Ltd.*^	307,830
35,396	Platinum Group Metals, Ltd.*^	97,678
4,800	Yamato Kogyo Co., Ltd.	142,268

		547,776

Multiline Retail (0.3%):
33,745	Target Corp.^	2,317,607

Multi-Utilities (0.3%):
7,166	Dominion Resources, Inc.	532,219
28,269	Engie Group	437,858
8,669	National Grid plc	122,497
9,979	Sempra Energy^	1,069,649

		2,162,223

Oil, Gas & Consumable Fuels (4.0%):
74,807	Anadarko Petroleum Corp.	4,739,771
56,520	BP plc, ADR^	1,987,243
60,908	Cameco Corp.^	521,372
39,595	Cenovus Energy, Inc.	568,359
631	Chevron Corp.^	64,943
156,037	Coal India, Ltd.	757,614
202,047	EnCana Corp.	2,115,433
15,198	EQT Corp.^	1,103,679
13,915	Exxon Mobil Corp.	1,214,501
144,400	INPEX Corp.	1,309,374
148,311	Marathon Oil Corp.^	2,344,796
134,862	Marathon Petroleum Corp.	5,474,048
1,725	Phillips 66	138,949

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
4,751	Pioneer Natural Resources Co.	$882,023
5,009	Polski Koncern Naftowy Orlen SA	85,582
130,870	Reliance Industries, Ltd.	2,135,312
56,832	Royal Dutch Shell plc, ADR	2,845,579
26,200	Thai Oil Public Co., Ltd.	52,106
18,984	Total SA	899,671
1,904	Total SA, ADR^	90,821
3,618	Valero Energy Corp.^	191,754
46,011	Williams Cos., Inc. (The)	1,413,918

		30,936,848

Personal Products (0.5%):
33,988	Edgewell Personal Care Co.*^	2,702,726
30,398	Unilever NV	1,402,090

		4,104,816

Pharmaceuticals (3.5%):
48,900	Astellas Pharma, Inc.	763,781
34,611	AstraZeneca plc	2,241,686
27,202	Bristol-Myers Squibb Co.	1,466,732
32,066	Catalent, Inc.*^	828,585
27,219	Eli Lilly & Co.	2,184,597
59,405	GlaxoSmithKline plc	1,265,710
24,810	Johnson & Johnson Co.	2,930,805
20,680	Merck & Co., Inc.	1,290,639
47,331	Mylan NV*	1,804,258
17,082	Novartis AG, Registered Shares	1,343,765
10,689	Novo Nordisk A/S, Class B	445,443
6,200	Otsuka Holdings Co., Ltd.	282,844
17,180	Perrigo Co. plc	1,586,229
72,340	Pfizer, Inc.	2,450,156
4,786	Roche Holding AG	1,186,031
39,576	Sanofi-Aventis SA	3,014,995
3,100	Sawai Pharmaceutical Co., Ltd.	220,018
43,116	Teva Pharmaceutical Industries, Ltd., ADR	1,983,767

		27,290,041

Professional Services (0.1%):
16,706	Randstad Holding NV	760,890

Real Estate Management & Development (1.6%):
820,200	CapitaLand, Ltd.	1,937,802
1,333,500	Global Logistic Properties, Ltd.(c)	1,838,338
24,000	Hang Lung Properties, Ltd.	54,480
154,000	Mitsubishi Estate Co., Ltd.	2,887,509
24,000	Sino Land Co., Ltd.	42,815
140,666	Sun Hung Kai Properties, Ltd.	2,143,855
6,000	Swire Pacific, Ltd., Class A	64,943
67,467	The St. Joe Co.*^	1,240,043
29,532	Vonovia SE	1,118,110
18,000	Wharf Holdings, Ltd. (The)	131,893

		11,459,788

Road & Rail (0.7%):
32,300	ComfortDelGro Corp., Ltd.	66,920
32,400	East Japan Railway Co.	2,921,537
15,420	Kansas City Southern	1,438,994
11,700	Seino Holdings Co., Ltd.	122,964
13,800	West Japan Railway Co.	854,407

		5,404,822

Semiconductors & Semiconductor Equipment (0.9%):
23,127	Intel Corp.^	873,044
1,630	KLA-Tencor Corp.	113,627
76,187	Micron Technology, Inc.*^	1,354,605
29,105	QUALCOMM, Inc.	1,993,693
21,600	ROHM Co., Ltd.	1,138,757
21,994	SK Hynix, Inc.	805,053

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
60,200	SUMCO Corp.^	$495,307
140,000	Taiwan Semiconductor Manufacturing Co., Ltd.	821,157

		7,595,243

Software (1.4%):
19,597	Activision Blizzard, Inc.(j)	868,147
11,291	Adobe Systems, Inc.*	1,225,525
14,452	Electronic Arts, Inc.*	1,234,201
10,425	Intuit, Inc.	1,146,854
5,016	Microsoft Corp.	288,922
5,900	Nintendo Co., Ltd.	1,561,407
57,500	Nuance Communications, Inc.*	833,750
8,500	Trend Micro, Inc.	296,155
68,532	Uber Technologies, Inc.*(a)(b)	3,393,705
10,635	UbiSoft Entertainment SA*	401,361

		11,250,027

Specialty Retail (0.8%):
5,600	Autobacs Seven Co., Ltd.^	80,253
17,728	Bed Bath & Beyond, Inc.^	764,254
9,258	Home Depot, Inc. (The)	1,191,319
15,051	Lowe’s Cos., Inc.	1,086,833
3,800	Nitori Co., Ltd.	454,724
20,400	Sanrio Co., Ltd.^	373,818
2,200	Shimamura Co., Ltd.	266,802
10,872	Tiffany & Co.^	789,633
20,222	Williams-Sonoma, Inc.^	1,032,940
159,100	Yamada Denki Co., Ltd.	789,224

		6,829,800

Technology Hardware, Storage & Peripherals (2.0%):
121,235	Apple, Inc.(j)	13,705,616
5,800	Fujifilm Holdings Corp.	214,687
317,000	NEC Corp.	819,093
60,453	Pure Storage, Inc., Class A*^	819,138
16,817	Western Digital Corp.^	983,290

		16,541,824

Textiles, Apparel & Luxury Goods (0.7%):
16,860	Burberry Group plc	301,676
13,230	Compagnie Financiere Richemont SA	805,793
7,394	Hugo Boss AG	408,849
8,461	Luxottica Group SpA	404,223
5,586	LVMH Moet Hennessy Louis Vuitton SA	952,165
25,618	Michael Kors Holdings, Ltd.*^	1,198,667
4,279	Ralph Lauren Corp.^	432,778

		4,504,151

Tobacco (0.3%):
23,677	Altria Group, Inc.	1,497,097
11,100	Japan Tobacco, Inc.	453,558
1,116	KT&G Corp.	127,121

		2,077,776

Trading Companies & Distributors (0.2%):
18,189	HD Supply Holdings, Inc.*	581,684
16,162	United Rentals, Inc.*	1,268,556

		1,850,240

Transportation Infrastructure (0.0%):
2,493	Aeroports de Paris	247,197
17,000	Kamigumi Co., Ltd.	148,146

		395,343

Water Utilities (0.0%):
2,155	American Water Works Co., Inc.	161,280

Shares		Fair Value
Common Stocks, continued
Wireless Telecommunication Services (0.8%):
24,000	Advanced Information Service plc	$111,387
30,000	Far EasTone Telecommunications Co., Ltd.	71,045
45,900	Intouch Holdings Public Co., Ltd.	71,874
62,100	KDDI Corp.	1,911,258
20,400	NTT DoCoMo, Inc.	517,305
600	SK Telecom Co., Ltd.	122,804
20,000	Taiwan Mobile Co., Ltd.	72,073
44,788	Vodafone Group plc, ADR	1,305,570
719,863	Vodafone Group plc	2,063,733

		6,247,049

Total Common Stocks (Cost $402,400,905)		434,987,607

Preferred Stocks (1.8%):
Automobiles (0.1%):
7,098	Volkswagen AG, 0.15%	932,366

Banks (0.2%):
26,982	Citigroup Capital XIII, Series A, 0.76%	710,706
12,240	HSBC Holdings plc, Series 2, 1.23%	319,586
5,686	U.S. Bancorp, Series G, 0.94%	145,903
15,159	U.S. Bancorp, Series F, 0.86%	456,589
208,000	USB Capital IX, 3.50%	178,100

		1,810,884

Commercial Services & Supplies (0.1%):
6,516	Stericycle, Inc., 7.97%	431,815

Consumer Finance (0.1%):
35,484	GMAC Capital Trust I, Series 2, 1.28%	901,648

Equity Real Estate Investment Trusts (0.2%):
3,376	American Tower Corp., Series A, 1.29%	373,259
13,344	Welltower, Inc., Series I, 4.88%	888,043

		1,261,302

Health Care Providers & Services (0.2%):
40,838	Anthem, Inc., 5.86%	1,777,269
143,925	Grand Rounds, Inc.*(a)(b)	400,112

		2,177,381

Internet Software & Services (0.1%):
63,925	Lookout, Inc., 4.88%*(a)(b)	612,402

Multi-Utilities (0.2%):
27,671	Dominion Resources, Inc., 0.84%	1,380,783
7,500	Dominion Resources, Inc., 6.41%	373,200

		1,753,983

Pharmaceuticals (0.5%):
1,780	Allergan plc, Series A, 6.68%	1,462,501
2,893	Teva Pharmaceutical Industries, 0.14%	2,352,904

		3,815,405

Software (0.1%):
116,157	Palantir Technologies, Inc., Series I*(a)(b)	839,815

Total Preferred Stocks (Cost $15,381,432)		14,537,001

Warrant (0.0%):
Paper & Forest Products (0.0%):
157,250	TFS Corp., Ltd.	45,053

Total Warrant (Cost $–)		45,053

Convertible Preferred Stocks (0.5%):
Banks (0.0%):
272	Wells Fargo & Co., Series L, Class A, 0.12%	353,600

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Convertible Preferred Stocks, continued
Equity Real Estate Investment Trusts (0.1%):
8,984	Crown Castle International Corp., Series A, 1.53%	$1,015,372

Internet Software & Services (0.2%):
144,482	Domo, Inc., Series E*(a)(b)	1,217,983

Wireless Telecommunication Services (0.2%):
13,297	Mandatory Exchange Trust, 1.29%(c)	1,716,244

Total Convertible Preferred Stocks (Cost $3,777,551)		4,303,199

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Private Placements (0.0%):
Household Durables (0.0%):
$ 3,065,000	AliphCom, Inc., 12.00%, 4/1/20(a)(b)(d)	317,840

Oil, Gas & Consumable Fuels (0.0%):
268,000	Project Samson BND Corp., 12.00%, 4/1/20(a)(b)(d)	27,792

Total Private Placements (Cost $3,333,000)		345,632

Convertible Bonds (0.7%):
Diversified Telecommunication Services (0.2%):
500,000	Telecom Italia Finance SA, 6.13%, 11/15/16+(c)	550,516
100,000	Telecom Italia Finance SA, Registered Shares, 6.13%, 11/15/16+(c)	109,917
300,000	Telefonica SA, Series TIT, 6.00%, 7/24/17+(c)	292,516
900,000	Telefonica SA, Series TEF, 4.90%, 9/25/17+	868,855

		1,821,804

Electrical Equipment (0.1%):
478,000	Suzlon Energy, Ltd., Series SUEL, 5.75%, 7/16/19(c)(d)	478,000

Food Products (0.0%):
400,000	REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14(a)(b)(e)	2,000

Oil, Gas & Consumable Fuels (0.2%):
936,000	Cobalt International Energy, Inc., 2.63%, 12/1/19	476,190
1,146,000	Cobalt International Energy, Inc., 3.13%, 5/15/24	435,479
1,123,330	Dana Gas Sukuk, Ltd., 7.00%, 10/31/17(c)	1,027,847

		1,939,516

Real Estate Management & Development (0.1%):
750,000	CapitaLand, Ltd., 2.10%, 11/15/16+(c)	546,657
750,000	CapitaLand, Ltd., 1.95%, 10/17/23+(c)	556,972

		1,103,629

Semiconductors & Semiconductor Equipment (0.1%):
246,000	Intel Corp., 3.25%, 8/1/39	449,873

Total Convertible Bonds (Cost $7,985,503)		5,794,822

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Floating Rate Loans (0.8%):
Capital Markets (0.2%):
$ 880,182	Promontoria Blue Holding 2 BV, 0.00%, 4/17/20(b)(d)(f)	$988,624
103,015	Sheridan Production Partners, 4.25%, 12/2/20(d)(f)	68,505
38,430	Sheridan Production Partners, 4.25%, 12/16/20(d)(f)	25,556
740,382	Sheridan Production Partners, 4.25%, 12/16/20(d)(f)	492,354

		1,575,039

Energy Equipment & Services (0.1%):
371,328	Drillships Financing Holdings, Inc., 5.50%, 3/31/21(d)	184,736
1,276,781	Seadrill, Ltd., 4.00%, 2/21/21(d)	633,066

		817,802

Hotels, Restaurants & Leisure (0.2%):
1,431,514	Hilton Worldwide Finance LLC, 3.50%, 10/25/20(d)	1,438,670

Independent Power & Renewable Electricity Producers (0.1%):
598,950	Calpine Corp., 3.50%, 6/15/22(d)	600,244

Marine (0.0%):
470,818	Drillships Ocean Ventures, Inc., 3.50%, 7/9/21(d)	324,394

Media (0.1%):
881,707	Univision Communications, Inc., 4.00%, 3/1/20(d)	883,223

Metals & Mining (0.0%):
346,500	Novelis, Inc., 0.00%, 6/15/22(d)	348,018

Oil, Gas & Consumable Fuels (0.0%):
405,533	Fieldwood Energy LLC, 8.38%, 9/20/20(d)	157,481

Pharmaceuticals (0.0%):
110	Mallinckrodt International Finance SA, 3.25%, 2/24/21(d)	110

Trading Companies & Distributors (0.1%):
580,613	Univar USA, Inc., 0.00%, 6/30/22(d)	581,338

Total Floating Rate Loans (Cost $8,146,689)		6,726,319

Collateralized Mortgage Obligations (0.1%):
459,000	Logistics UK, Class F, Series 2015-1A, 0.66%, 8/20/25(a)(b)(d)	571,148

Total Collateralized Mortgage Obligations (Cost $689,125)		571,148

Corporate Bonds (3.5%):
Automobiles (0.0%):
327,000	Volkswagen AG, Registered Shares, 2.45%, 11/20/19(c)	330,264

Banks (0.9%):
347,000	Bank of America Corp., 2.00%, 1/11/18, MTN	348,598
338,000	Bank of America Corp., 2.60%, 1/15/19	344,597
977,000	Citigroup, Inc., 1.80%, 2/5/18	979,463
298,000	Citigroup, Inc., Series A, 5.95%, 12/29/49, Callable 1/30/23 @ 100^(d)	308,707

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$ 829,000	Citigroup, Inc., Series O, 5.87%, 12/29/49, Callable 3/27/20 @ 100^(d)	$837,373
930,000	JPMorgan Chase & Co., 2.30%, 8/15/21, Callable 8/15/20 @ 100	932,023
284,000	JPMorgan Chase & Co., 4.35%, 8/15/21	311,844
1,513,000	JPMorgan Chase & Co., Series X, 6.10%, 10/29/49, Callable 10/1/24 @ 100(d)	1,598,106
778,000	JPMorgan Chase & Co., Series Q, 5.15%, 12/29/49, Callable 5/1/23 @ 100, Perpetual Bond^(d)	781,890
336,000	Merrill Lynch & Co., 6.88%, 4/25/18, MTN	362,496

		6,805,097

Biotechnology (0.2%):
730,000	AbbVie, Inc., 2.50%, 5/14/20, Callable 4/14/20 @ 100	744,216
591,000	AbbVie, Inc., 2.30%, 5/14/21, Callable 4/14/21 @ 100	596,133

		1,340,349

Capital Markets (0.2%):
662,000	Goldman Sachs Group, Inc. (The), Series L, 5.70%, 12/29/49, Callable 5/10/19 @ 100^(d)	671,103
695,000	Goldman Sachs Group, Inc. (The), Series M, 5.38%, 12/31/49, Callable 5/10/20 @ 100(d)	701,949
493,000	Morgan Stanley, Series H, 5.45%, 7/29/49, Callable 7/15/19 @ 100(d)	494,647

		1,867,699

Communications Equipment (0.1%):
473,000	Cisco Systems, Inc., 2.20%, 2/28/21	483,965

Consumer Finance (0.5%):
628,000	Ally Financial, Inc., 2.75%, 1/30/17	629,178
431,000	Ally Financial, Inc., 3.50%, 1/27/19^	434,771
430,000	American Express Co., Series C, 4.93%, 12/29/49, Callable 3/15/20 @ 100^(d)	424,088
365,000	Capital One Bank USA NA, Series BNKT, 2.15%, 11/21/18, Callable 10/21/18 @ 100	368,798
595,000	Ford Motor Credit Co. LLC, 5.00%, 5/15/18	624,544
200,000	Ford Motor Credit Co. LLC, 2.55%, 10/5/18	202,933
517,000	General Motors Financial Co., Inc., 3.50%, 7/10/19^	532,613
255,000	Hyundai Capital America, 2.00%, 3/19/18(c)	256,448
179,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100^	188,280

		3,661,653

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Financial Services (0.1%):
$ 477,000	Berkshire Hathaway, Inc., 2.75%, 3/15/23, Callable 1/15/23 @ 100	$495,691

Diversified Telecommunication Services (0.4%):
851,000	AT&T, Inc., 2.38%, 11/27/18^	867,023
1,355,000	AT&T, Inc., 3.00%, 6/30/22, Callable 4/30/22 @ 100	1,393,086
110,000	Hughes Satellite Systems Corp., 7.63%, 6/15/21^	117,288
146,000	Verizon Communications, 1.75%, 8/15/21, Callable 7/15/21 @ 100	144,403
322,000	Verizon Communications, 2.63%, 8/15/26, Callable 5/15/26 @ 100^	316,033

		2,837,833

Equity Real Estate Investment Trusts (0.0%):
162,000	American Tower Corp., 3.40%, 2/15/19^	168,325

Health Care Equipment & Supplies (0.1%):
764,000	Medtronic, Inc., 3.15%, 3/15/22^	812,348

Industrial Conglomerates (0.2%):
79,000	General Electric Capital Corp., Series A, 5.55%, 5/4/20, MTN^	89,524
404,000	General Electric Capital Corp., 6.38%, 11/15/67, Callable 11/15/17 @ 100(d)	419,150
710,000	General Electric Co., Series D, 5.00%, 12/29/49, Callable 1/21/21 @ 100(d)	755,050

		1,263,724

Internet Software & Services (0.0%):
336,000	eBay, Inc., 3.80%, 3/9/22, Callable 2/9/22 @ 100	359,310

Media (0.1%):
245,000	Cablevision Systems Corp., 5.88%, 9/15/22	222,950
624,776	Delta Topco, Ltd., 10.00%, 11/24/60(a)(b)	593,537
200,000	NBCUniversal Enterprise, Inc., 5.25%, 12/31/99, Callable 3/19/21 @ 100(c)	213,500

		1,029,987

Metals & Mining (0.0%):
319,000	Freeport-McMoRan, Inc., 3.88%, 3/15/23, Callable 12/15/22 @ 100^	286,277

Oil, Gas & Consumable Fuels (0.0%):
111,961	Fieldwood Holdings LLC, 0.00%, 8/31/20(d)	92,788
270,000	Sabine Pass Liquefaction LLC, 5.63%, 4/15/23, Callable 1/15/23 @ 100	288,225

		381,013

Personal Products (0.1%):
374,000	Edgewell Personal Care Co., 4.70%, 5/19/21^	394,427

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Personal Products, continued
$ 342,000	Edgewell Personal Care Co., 4.70%, 5/24/22	$353,543

		747,970

Pharmaceuticals (0.1%):
308,000	Forest Laboratories, Inc., 5.00%, 12/15/21, Callable 9/16/21 @ 100(c)	344,705
471,000	Mylan, Inc., 2.55%, 3/28/19	476,978

		821,683

Real Estate Management & Development (0.1%):
1,016,000	Global Logistic Properties, Ltd., 3.88%, 6/4/25(b)	1,057,990

Semiconductors & Semiconductor Equipment (0.1%):
800,000	QUALCOMM, Inc., 3.00%, 5/20/22	839,371

Software (0.2%):
165,000	Activision Blizzard, 2.30%, 9/15/21, Callable 8/15/21 @ 100(c)	165,431
1,455,000	Oracle Corp., 1.90%, 9/15/21, Callable 8/15/21 @ 100	1,458,691

		1,624,122

Wireless Telecommunication Services (0.1%):
440,000	T-Mobile USA, Inc., 6.00%, 4/15/24, Callable 4/15/19 @ 104.5^	470,800

Total Corporate Bonds (Cost $26,886,344)		27,685,471

Foreign Bonds (16.1%):
Banks (0.2%):
610,000	Lloyds TSB Bank plc, Series E, 13.00%, 1/29/49, Callable 1/21/29 @ 126+(d)	1,377,802

Metals & Mining (0.0%):
270,000	Constellium NV, 7.00%, 1/15/23, Callable 1/15/18 @ 105.25+(c)	299,729

Sovereign Bonds (15.9%):
4,140,000	Australian Government, Series 124, 5.75%, 5/15/21+	3,750,643
7,435,000	Australian Government, Series 128, 5.75%, 7/15/22+	6,956,898
1,465,000	Bonos y Oblig del Estado (Spanish Government), 1.95%, 4/30/26+(c)	1,806,789
6,591,000	Brazil Nota do Tesouro Nacional, Series NTNF, 0.51%, 1/1/21+(g)(h)	1,983,159
433,000	Brazil Nota do Tesouro Nacional, Series NTNB, 0.00%, 8/15/22+(h)	394,779
4,545,000	Bundesobligation, Series 173, 0.00%, 4/9/21+	5,251,272
2,616,000	Buoni del Tesoro Poliennali, 1.50%, 6/1/25+	3,054,362
2,255,000	Canada Housing Trust, 1.25%, 6/15/21+(c)	1,740,844
3,493,000	Canadian Government, 0.25%, 5/1/18+	2,651,730
8,844,000	Canadian Government, 0.50%, 8/1/18+	6,741,207
2,203,000	Canadian Government, 0.75%, 3/1/21+	1,692,437
250,000	Federative Republic of Brazil, 2.88%, 4/1/21+	285,996

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$ 3,994,990	Governemnt of France, 0.50%, 5/25/26+(c)	$4,649,680
159,750,000	Government of Japan, Series 350, 0.10%, 3/15/17+	1,578,577
3,732,000	Government of Poland, 5.75%, 10/25/21+	1,132,634
122,970,000	Hungary Government Bond, Series 25/B, 5.50%, 6/24/25+	544,572
437,050,000	Japan Treasury Bill, Series 362, 0.10%, 3/15/18+	4,335,972
920,000,000	Japan Treasury Discount Bill, Series 617, 0.00%, 10/3/16+(g)	9,073,873
190,000,000	Japan Treasury Discount Bill, Series 619, 0.03%, 10/11/16+(g)	1,873,937
460,000,000	Japan Treasury Discount Bill, Series 620, 0.00%, 10/17/16+(g)	4,537,009
280,000,000	Japan Treasury Discount Bill, Series 622, 0.00%, 10/24/16+(g)	2,761,837
930,000,000	Japan Treasury Discount Bill, Series 623, 0.00%, 10/31/16+(g)	9,174,089
190,000,000	Japan Treasury Discount Bill, Series 624, 0.00%, 11/7/16+(g)	1,874,355
940,000,000	Japan Treasury Discount Bill, Series 628, 0.00%, 11/21/16+(g)	9,274,034
910,000,000	Japan Treasury Discount Bill, Series 630, 0.00%, 12/5/16+(g)	8,978,969
480,000,000	Japan Treasury Discount Bill, Series 631, 0.00%, 3/10/17+(g)	4,740,458
124,305,500	Mexican Bonos Desarr, Series M, 6.50%, 6/10/21+(d)(i)	6,606,473
4,897,000	New Zealand Government, Series 0521, 6.00%, 5/15/21+	4,198,099
5,140,000	Nota Do Tesouro Nacional, Series NTNF, 0.00%, 1/1/18+(h)	1,584,104
4,313,000	Poland Government Bond, Series 1020, 5.25%, 10/25/20+	1,262,589
7,277,000	Poland Government Bond, Series 0725, 3.25%, 7/25/25+	1,963,693
8,175,000	Poland Government Bond, Series 0726, 2.50%, 7/25/26+	2,062,729
1,013,000	Republic of Indonesia, 2.63%, 6/14/23+(c)	1,194,132
2,080,000	Romania Government Bond, 4.75%, 2/24/25+	598,705
124,495	United Kingdom Treasury, 2.00%, 9/7/25+	180,014
4,714,323	United Kingdom Treasury, 1.50%, 7/22/26+	6,535,269

		127,025,919

Total Foreign Bonds (Cost $127,355,077)		128,703,450

Yankee Dollars (3.0%):
Banks (0.6%):
1,020,000	BNP Paribas SA, 2.40%, 12/12/18	1,035,521
1,275,000	HSBC Holdings plc, 6.38%, 12/29/49, Callable 9/17/24 @ 100^(d)	1,255,875
325,000	ING Groep NV, 6.00%, 12/31/49, Callable 4/16/20 @ 100(d)	315,860
865,000	Intesa Sanpaolo SpA, 3.88%, 1/15/19	890,639

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$ 200,000	Lloyds Bank plc, 2.30%, 11/27/18	$202,175
250,000	Rabobank Nederland, 3.95%, 11/9/22	262,069
460,000	Sumitomo Mitsui Banking Corp., 2.45%, 1/10/19	467,870

		4,430,009

Capital Markets (0.1%):
366,000	UBS AG Stamford CT, 2.38%, 8/14/19	373,343
495,000	UBS Group AG, 4.13%, 9/24/25^(c)	518,755

		892,098

Diversified Financial Services (0.1%):
253,000	Export-Import Bank of Korea, 2.88%, 9/17/18	260,490
611,000	Export-Import Bank of Korea, 2.63%, 12/30/20	632,219

		892,709

Diversified Telecommunication Services (0.2%):
568,000	Intelsat Jackson Holdings SA, 7.50%, 4/1/21, Callable 11/7/16 @ 103.75	428,840
190,000	Intelsat Jackson Holdings SA, 8.00%, 2/15/24, Callable 2/15/19 @ 104^(c)	190,475
572,000	Telecom Italia SpA, 5.30%, 5/30/24^(c)	584,796

		1,204,111

Equity Real Estate Investment Trusts (0.0%):
316,000	Trust F/1401, 5.25%, 12/15/24, Callable 9/15/24 @ 100(c)	327,850

Industrial Conglomerates (0.0%):
255,000	GE Capital International Funding, 2.34%, 11/15/20	261,908
400,000	Odebrecht Finance, Ltd., 4.38%, 4/25/25(c)	150,000

		411,908

Internet Software & Services (0.1%):
670,000	Alibaba Group Holding, Ltd., 3.13%, 11/28/21, Callable 9/28/21 @ 100	698,605

Media (0.0%):
200,000	Unitymedia Hessen, 5.50%, 1/15/23, Callable 1/15/18 @ 102.75(c)	207,500

Oil, Gas & Consumable Fuels (0.3%):
755,000	Petroleos Mexicanos, 4.63%, 9/21/23^(c)	756,057
1,558,000	YPF SA, 8.50%, 7/28/25(c)	1,709,437

		2,465,494

Paper & Forest Products (0.3%):
2,106,000	TFS Corp., Ltd., 8.75%, 8/1/23, Callable 8/1/19 @ 106.56(a)	2,148,120

Pharmaceuticals (0.1%):
594,000	Actavis Funding SCS, 3.00%, 3/12/20, Callable 2/12/20 @ 100	613,314

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Real Estate Management & Development (0.0%):
$ 351,000	IRSA Propiedades Comerciales SA, 8.75%, 3/23/23, Callable 3/23/20 @ 104.38(c)	$393,120

Road & Rail (0.0%):
527,380	Inversiones Alsacia SA, 8.00%, 12/31/18, Callable 10/24/16 @ 100(c)	39,554

Sovereign Bonds (1.2%):
487,000	Federal Republic of Brazil, 4.88%, 1/22/21	519,873
235,000	Provincia de Buenos Aires, 9.13%, 3/16/24(c)	262,906
1,185,000	Republic of Argentina, 6.88%, 4/22/21(c)	1,289,873
1,302,000	Republic of Argentina, 7.50%, 4/22/26^(c)	1,468,655
1,313,000	Republic of Argentina, 7.13%, 7/6/36^(c)	1,390,467
313,000	Republic of Hungary, 6.25%, 1/29/20	351,749
2,102,000	Republic of Hungary, 6.38%, 3/29/21^	2,435,692
480,000	Republic of Indonesia, 6.88%, 1/17/18(c)	510,590
619,000	Republic of Turkey, 6.75%, 4/3/18	654,289

		8,884,094

Total Yankee Dollars (Cost $23,616,461)		23,608,486

U.S. Government Agency Mortgages (1.6%):
Federal National Mortgage Association (1.6%)
12,296,233	3.00%, 11/25/45	12,750,769

Total U.S. Government Agency Mortgages (Cost $12,687,695)		12,750,769

U.S. Treasury Obligations (14.3%):
U.S. Treasury Bills (3.4%)
12,000,000	0.18%, 11/10/16(g)	11,997,504
10,313,000	0.16%, 11/17/16(g)	10,310,741
5,000,000	0.16%, 11/25/16(g)	4,998,780

		27,307,025

U.S. Treasury Inflation Index Bonds (0.2%)
1,098,500	1.00%, 2/15/46(j)	1,233,296

U.S. Treasury Bonds (0.1%)
33,000	3.00%, 5/15/45	38,024
951,400	2.25%, 8/15/46	934,156

		972,180

U.S. Treasury Notes (7.8%)
2,281,000	0.88%, 1/31/17(k)	2,285,119
8,031,500	1.25%, 3/31/21	8,073,537
1,869,500	1.13%, 7/31/21	1,866,799
19,194,500	1.13%, 8/31/21	19,174,998
23,786,000	1.13%, 9/30/21	23,754,413
6,754,800	1.50%, 8/15/26	6,689,096

		61,843,962

U.S. Treasury Inflation Index Notes (2.8%)
7,867,400	0.13%, 4/15/21	8,155,030
13,631,800	0.63%, 1/15/26	14,519,923

		22,674,953

Total U.S. Treasury Obligations (Cost $113,231,545)		114,031,416

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Purchased Swaptions (0.0%):
Total Purchased Swaptions (Cost $321,424)		$144,886

Purchased Options (0.4%):
Total Purchased Options (Cost $4,334,289)		4,205,474

Exchange Traded Funds (3.3%):
4,667	ETFS Platinum Trust(k)	461,100
5,528	ETFS Physical Palladium Shares(k)	383,619
124,200	iShares Gold Trust(k)	1,576,098
9,367	iShares Iboxx $ High Yield Corporate Bond Fund, 5.43%	817,364
183,224	SPDR Gold Trust(j)(k)	23,020,263

Total Exchange Traded Fund (Cost $25,585,645)		26,258,444

Securities Held as Collateral for Securities on Loan (3.4%):
$26,803,061	AZL BlackRock Global Allocation Fund Securities Lending Collateral Account(l)	26,803,061

Total Securities Held as Collateral for Securities on Loan (Cost $26,803,061)		26,803,061

Unaffiliated Investment Company (0.8%):
6,459,815	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(g)(k)	6,459,815

Total Unaffiliated Investment Company (Cost $6,459,815)		6,459,815

Total Investment Securities (Cost $808,995,560)(m) - 104.6%		837,962,053
Net other assets (liabilities) - (4.6)%		(38,956,963)

Net Assets - 100.0%		$799,005,090

Percentages indicated are based on net assets as of September 30, 2016.

ADR	-	American Depositary Receipt
MTN	-	Medium Term Note
SPDR	-	Standard & Poor’s Depository Receipts

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2016. The total value of securities on loan as of September 30, 2016, was $26,184,201.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2016, these securities represent 1.42% of the net assets of the fund.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2016. The total of all such securities represent 0.00% of the net assets of the fund.
(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(d)	Variable rate security. The rate presented represents the rate in effect at September 30, 2016. The date presented represents the final maturity date.
(e)	Defaulted bond.
(f)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2016, these securities represent 0.20% of the net assets of the Fund.
(g)	The rate represents the effective yield at September 30, 2016.
(h)	Principal amount is stated in 1,000 Brazilian Real Units.
(i)	Principal amount is stated in 100 Mexican Peso Units.
(j)	All or a portion of this security has been pledged as collateral for open derivative positions.
(k)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund, Ltd. (the “Subsidiary”).
(l)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2016.
(m)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Amounts shown as “—“ are either $0 or round to less than $1.

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2016:

Country	Percentage
Argentina	0.7%
Australia	1.8%
Austria	—	%NM
Belgium	0.3%
Bermuda	—	%NM
Brazil	0.6%
Canada	2.3%
Cayman Islands	0.1%
Chile	—	%NM
China	0.4%
Czech Republic	—	%NM
Denmark	0.1%
European Community	—	%NM
Finland	0.2%
France	3.1%
Germany	1.4%
Guernsey	—	%NM
Hong Kong	0.7%
Hungary	0.4%
India	0.6%
Indonesia	0.3%
Ireland (Republic of)	0.5%
Israel	0.5%
Italy	1.2%
Japan	16.6%
Jersey	0.2%
Luxembourg	0.2%
Mexico	1.0%
Netherlands	1.8%
New Zealand	0.5%
Poland	0.8%
Portugal	0.1%
Republic of Korea (South)	0.4%
Romania	0.1%
Singapore	0.7%
Spain	0.6%
Sweden	0.5%
Switzerland	1.2%
Taiwan, Province Of China	0.2%
Thailand	0.1%
Turkey	0.1%
United Arab Emirates	0.1%
United Kingdom	4.4%
United States	55.2%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Securities Sold Short (-0.5%):

Security Description	Proceeds Received	Fair Value	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	$(393,174)	$(407,080)	$(13,906)
Church & Dwight Co., Inc.	(552,930)	(533,829)	19,101
Ecolab, Inc.	(1,098,955)	(1,143,194)	(44,239)
Gentex Corp.	(389,265)	(436,349)	(47,084)
LafargeHolcim, Ltd., Registered Shares	(476,514)	(521,495)	(44,981)
Procter & Gamble Co. (The)	(1,195,332)	(1,210,458)	(15,126)
Walt Disney Co. (The)	(398,519)	(371,626)	26,893

	$(4,504,689)	$(4,624,031)	$(119,342)

Futures Contracts

Cash of $1,357,430 has been segregated to cover margin requirements for the following open contracts as of September 30, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
CAC 40 10 Euro October Futures (Euro)	Short	10/21/16	(3)	$(149,729)	$(2,515)
DJ EURO STOXX 600 December Futures (Euro)	Short	12/16/16	(33)	(633,454)	(2,554)
NIKKEI 225 Index December Futures (Japanese Yen)	Short	12/8/16	(9)	(734,984)	(4,965)
Russell 2000 Mini Index December Futures (U.S. Dollar)	Short	12/16/16	(53)	(6,615,990)	(117,282)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	Short	12/16/16	(197)	(21,279,940)	(100,451)
ASX SPI 200 Index December Futures (Australian Dollar)	Long	12/15/16	1	103,608	4,494
DAX Index December Futures (Euro)	Long	12/16/16	2	590,384	8,021
DJ EURO STOXX 50 December Futures (Euro)	Long	12/16/16	8	269,030	3,559
FTSE 100 Index December Futures (British Pounds)	Long	12/16/16	1	88,867	2,868
NASDAQ 100 E-Mini December Futures (U.S. Dollar)	Long	12/16/16	4	389,620	11,637
TOPIX Index December Futures (Japanese Yen)	Long	12/8/16	10	1,304,862	(13,353)

Total					$(210,541)

Option Contracts

Over-the-counter options purchased as of September 30, 2016 were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Fair Value
AFLAC, Inc.	Goldman Sachs	Call	85.00 USD	1/19/18	23,937	$32,616
Allstate Corp.	Goldman Sachs	Call	80.00 USD	1/19/18	15,243	24,148
Apple, Inc.	UBS Warburg	Call	110.00 USD	9/15/17	27,635	322,561
BB&T Corp.	Goldman Sachs	Call	40.00 USD	1/19/18	33,282	69,578
Capital One Financial Corp.	Goldman Sachs	Call	80.00 USD	1/19/18	34,070	159,124
CBOE Holdings, Inc.	Societe Generale	Call	22.00 USD	11/16/16	9,178	9,116
Chicago Board Options Exchange SPX	Citibank	Call	22.00 USD	10/19/16	9,203	1,962
CIT Group, Inc.	Goldman Sachs	Call	42.00 USD	1/19/18	20,475	55,075
Citigroup, Inc.	Goldman Sachs	Call	55.00 USD	1/19/18	46,690	127,625
CME Group, Inc.	Goldman Sachs	Call	115.00 USD	1/19/18	16,384	65,510
Comerica, Inc.	Goldman Sachs	Call	55.00 USD	1/19/18	28,632	74,798
E*Trade Financial Corp.	Goldman Sachs	Call	35.00 USD	1/19/18	42,404	88,887
Euro Stoxx 50 Index	Morgan Stanley	Call	3025.00 EUR	3/17/17	144	23,079
Euro Stoxx 50 Index	Morgan Stanley	Call	3025.00 EUR	3/17/17	144	23,079
Euro Stoxx 50 Index	Morgan Stanley	Call	3125.00 EUR	3/17/17	313	33,341
Euro Stoxx 50 Index	Citigroup Global Markets	Call	3150.00 EUR	6/16/17	540	56,752
Euro Stoxx 50 Index	Deutsche Bank	Call	3426.55 EUR	9/21/18	225	25,214

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Fifth Third BanCorp	Goldman Sachs	Call	25.00 USD	1/19/18	46,690	$35,973
Franklin Resources, Inc.	Goldman Sachs	Call	45.00 USD	1/19/18	42,153	48,315
JPMorgan Chase & Co.	Goldman Sachs	Call	70.00 USD	1/19/18	46,690	192,845
KeyCorp	Goldman Sachs	Call	15.00 USD	1/19/18	46,690	21,247
Lincoln National Corp.	Goldman Sachs	Call	55.00 USD	1/19/18	28,360	80,396
MetLife, Inc.	Goldman Sachs	Call	52.50 USD	1/19/18	46,690	86,226
MetLife, Inc.	UBS Warburg	Call	50.00 USD	1/20/17	12,874	6,537
MetLife, Inc.	UBS Warburg	Call	52.50 USD	1/20/17	11,800	2,891
Morgan Stanley	Goldman Sachs	Call	35.00 USD	1/19/18	46,690	119,807
Manulife Financial Corp.	Goldman Sachs	Call	22.00 CAD	1/19/18	46,690	19,737
Prudential Financial, Inc.	Morgan Stanley	Call	87.50 USD	1/20/17	14,400	26,124
Qualcomm, Inc.	Deutsche Bank	Call	52.50 USD	5/19/17	24,788	409,221
Regions Financial Corp.	Goldman Sachs	Call	12.00 USD	1/19/18	46,690	26,108
SPDR Gold Shares(a)	JPMorgan Chase	Call	127.00 USD	10/21/16	11,307	10,311
SPDR Gold Shares(a)	JPMorgan Chase	Call	100.00 USD	12/16/16	12,078	312,764
SPDR Gold Shares(a)	JPMorgan Chase	Call	125.00 USD	12/16/16	22,367	82,189
SPDR Gold Shares(a)	JPMorgan Chase	Call	127.00 USD	12/02/16	11,890	33,649
SPDR Gold Shares(a)	Societe Generale	Call	127.00 USD	12/02/16	11,891	32,344
SPDR Gold Trust(a)	Societe Generale	Call	121.00 USD	1/20/17	22,476	152,576
State Street Corp.	Goldman Sachs	Call	72.50 USD	1/19/18	31,589	202,260
Stoxx Europe 600 Index	Credit Suisse First Boston	Call	355.61 EUR	3/17/17	4,134	42,692
SunTrust Banks, Inc.	Goldman Sachs	Call	55.00 USD	1/19/18	46,690	57,477
Synchrony Financial	Goldman Sachs	Call	35.00 USD	1/19/18	46,690	54,616
TD Ameritrade Holdg Corp.	Goldman Sachs	Call	40.00 USD	1/19/18	39,795	82,478
The Charles Schwab Corp.	Goldman Sachs	Call	40.00 USD	1/19/18	46,690	63,860
Travelers Companies, Inc.	Goldman Sachs	Call	135.00 USD	1/19/18	14,440	29,445
Wells Fargo & Co.	Goldman Sachs	Call	55.00 USD	1/19/18	46,690	36,320
Zions Bancorporation	Goldman Sachs	Call	35.00 USD	1/19/18	38,281	74,989
CBOE Holdings, Inc.	Barclays Bank	Put	16.00 USD	10/19/16	45,982	68,811
CBOE Volatility Index	Citibank	Put	16.00 USD	10/19/16	18,758	28,071
Cintas Corp.	Bank Of America	Put	110.00 USD	10/21/16	2,086	2,158
S&P 500 Index	Credit Suisse First Boston	Put	2100.00 USD	10/21/16	3,230	25,479
S&P 500 Index	Credit Suisse First Boston	Put	2130.00 USD	11/18/16	6,476	190,965
S&P 500 Index	BNP Paribas	Put	2125.00 USD	11/30/16	3,243	109,970
S&P 500 Index	Societe Generale	Put	2140.00 USD	11/30/16	3,243	123,701

Total						$4,085,017

Over-the-counter options written as of September 30, 2016 were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Fair Value
Alexion Pharmaceuticals, Inc.	Credit Suisse First Boston	Call	125.00 USD	11/18/16	1,444	$(8,478)
Apple, Inc.	UBS Warburg	Call	130.00 USD	9/15/17	27,635	(110,127)
Cintas Corp.	Bank Of America	Call	120.00 USD	10/21/16	2,086	(438)

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Euro Stoxx 50 Index	Morgan Stanley	Call	3450.00 EUR	3/17/17	313	$(5,216)
General Electric Co.	Deutsche Bank	Call	32.50 USD	1/20/17	65,566	(9,726)
Johnson & Johnson	Barclays Bank	Call	110.00 USD	1/20/17	21,498	(201,949)
Qualcomm, Inc.	Deutsche Bank	Call	70.00 USD	5/19/17	24,788	(97,474)
S&P 500 Index	Credit Suisse First Boston	Call	2200.00 USD	10/21/16	3,230	(26,654)
Apple, Inc.	UBS Warburg	Put	100.00 USD	9/15/17	27,635	(164,239)
Euro Stoxx 50 Index	Morgan Stanley	Put	2375.00 EUR	3/17/17	144	(4,301)
Euro Stoxx 50 Index	Morgan Stanley	Put	2375.00 EUR	3/17/17	144	(4,301)
Euro Stoxx 50 Index	Morgan Stanley	Put	2400.00 EUR	3/17/17	313	(11,786)
Euro Stoxx 50 Index	Citigroup Global Markets	Put	2350.00 EUR	6/16/17	540	(35,478)
Euro Stoxx 50 Index	Deutsche Bank	Put	2586.07 EUR	9/21/18	225	(63,631)
MetLife, Inc.	UBS Warburg	Put	45.00 USD	1/20/17	6,437	(18,417)
MetLife, Inc.	UBS Warburg	Put	46.00 USD	1/20/17	5,900	(20,112)
Prudential Financial, Inc.	Morgan Stanley	Put	77.50 USD	1/20/17	7,200	(22,877)
Qualcomm, Inc.	Deutsche Bank	Put	40.00 USD	5/19/17	24,788	(6,442)
S&P 500 Index	Credit Suisse First Boston	Put	2000.00 USD	10/21/16	3,230	(4,709)
S&P 500 Index	Credit Suisse First Boston	Put	1955.00 USD	11/18/16	6,476	(44,303)
S&P 500 Index	BNP Paribas	Put	1950.00 USD	11/30/16	3,243	(30,760)
S&P 500 Index	Societe Generale	Put	1965.00 USD	11/30/16	3,243	(34,418)

Total						$(925,836)

Exchange-traded options purchased as of September 30, 2016 were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Fair Value
Biogen, Inc.	Call	285.00 USD	10/21/16	2	$5,960
SPDR Gold Shares(a)	Call	130.00 USD	11/18/16	234	26,442
Accenture plc	Put	112.00 USD	10/07/16	12	480

Total					$32,882

Exchange-traded options written as of September 30, 2016 were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Fair Value
Altria Group, Inc.	Call	67.50 USD	12/16/16	90	$(3,105)
Biogen, Inc.	Call	325.00 USD	10/21/16	2	(1,000)
SPDR Gold Shares(a)	Call	145.00 USD	1/20/17	225	(9,338)
SPDR Gold Shares(a)	Call	145.00 USD	12/16/16	224	(5,040)
Tiffany & Co.	Call	72.50 USD	2/17/17	54	(26,460)
Tiffany & Co.	Call	75.00 USD	2/17/17	54	(19,980)
Williams-Sonoma, Inc.	Call	55.00 USD	11/18/16	75	(7,500)
Biogen, Inc.	Put	260.00 USD	10/21/16	2	(500)

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Total	$(72,923)

Exchange-traded currency options purchased as of September 30, 2016 were as follows:

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Fair Value
Japanese Yen Call Currency Option (USD/JPY)	JPMorgan Chase	110.00 USD	10/04/16	43,938	$170
Japanese Yen Call Currency Option (USD/JPY)	Deutsche Bank	108.50 USD	11/15/16	44,615	4,947
Japanese Yen Call Currency Option (USD/JPY)	JPMorgan Chase	103.00 USD	2/01/17	47,169	82,458

Total					$87,575

Exchange-traded currency options written as of September 30, 2016 were as follows:

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Fair Value
Australian Dollar Call Currency Option (USD/AUD)	Deutsche Bank	0.79 AUD	11/10/16	26,840	$(7,236)
Australian Dollar Call Currency Option (USD/AUD)	Goldman Sachs	0.80 AUD	11/09/16	26,350	(3,273)
Japanese Yen Call Currency Option (USD/JPY)	JPMorgan Chase	117.00 USD	10/04/16	43,938	(170)
Japanese Yen Call Currency Option (USD/JPY)	Deutsche Bank	115.00 USD	11/15/16	44,615	(715)
Japanese Yen Call Currency Option (USD/JPY)	JPMorgan Chase	111.00 USD	2/01/17	47,169	(11,626)
New Zealand Call Currency Option (USD/NZD)	JPMorgan Chase	0.73 NZD	11/10/16	29,040	(34,948)
New Zealand Call Currency Option (USD/NZD)	Morgan Stanley	0.73 NZD	11/08/16	28,600	(25,803)
Australian Dollar Call Currency Option (USD/AUD)	Deutsche Bank	0.67 AUD	11/10/16	26,840	(218)
Australian Dollar Call Currency Option (USD/AUD)	Goldman Sachs	0.69 AUD	11/09/16	26,350	(408)
Japanese Yen Call Currency Option (USD/JPY)	JPMorgan Chase	100.00 USD	10/04/16	43,938	(3,861)
Japanese Yen Call Currency Option (USD/JPY)	Deutsche Bank	98.00 USD	11/15/16	44,615	(30,145)
Japanese Yen Call Currency Option (USD/JPY)	JPMorgan Chase	95.00 USD	2/01/17	47,169	(49,185)
New Zealand Call Currency Option (USD/NZD)	JPMorgan Chase	0.62 NZD	11/10/16	29,040	(373)
New Zealand Call Currency Option (USD/NZD)	Morgan Stanley	0.62 NZD	11/08/16	28,600	(360)

Total					$(168,321)

Over-the-counter interest rate swaptions purchased as of September 30, 2016 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Expiration Date	Notional Amount	Fair Value
5-Year Interest Rate Swap	Deutsche Bank	Call	1.14 USD	11/15/16	1,840	$49,667
10-Year Interest Rate Swap	Goldman Sachs	Put	1.55 USD	12/12/16	949	85,099
10-Year Interest Rate Swap	Goldman Sachs	Put	1.95 USD	12/12/16	949	9,718
5-Year Interest Rate Swap	Deutsche Bank	Put	1.07 JPY	4/04/18	1,006,980	402

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Total	$144,886

Over-the-counter interest rate swaptions written as of September 30, 2016 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Expiration Date	Notional Amount	Market Value
5-Year Interest Rate Swap	Deutsche Bank	Call	0.94 USD	11/15/16	1,840	$(8,040)
10-Year Interest Rate Swap	Goldman Sachs	Put	1.75 USD	12/12/16	1,898	(64,848)
5-Year Interest Rate Swap	Deutsche Bank	Put	1.44 USD	11/15/16	1,840	(12,850)

Total						$(85,738)

Forward Currency Contracts

At September 30, 2016, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Goldman Sachs	11/9/16	2,635,000	$1,954,353	$2,014,382	$(60,029)
Australian Dollar	Deutsche Bank	11/10/16	2,684,000	1,955,305	2,051,796	(96,491)
Australian Dollar	Deutsche Bank	11/17/16	1,021,000	780,023	780,385	(362)
Brazilian Real	Deutsche Bank	12/2/16	2,993,000	802,413	903,806	(101,393)
Chinese Renminbi	Deutsche Bank	11/4/16	12,566,000	1,933,796	1,881,237	52,559
Emirati Dirham	BNP Paribas	1/19/17	2,788,058	753,000	758,505	(5,505)
Emirati Dirham	Goldman Sachs	1/19/17	2,790,242	753,000	759,099	(6,099)
Emirati Dirham	BNP Paribas	1/25/17	2,766,290	747,000	752,546	(5,546)
Japanese Yen	Deutsche Bank	10/3/16	920,000,000	8,964,852	9,075,072	(110,220)
Japanese Yen	JPMorgan Chase	10/11/16	190,000,000	1,797,234	1,874,860	(77,626)
Japanese Yen	Morgan Stanley	10/24/16	280,000,000	2,650,863	2,764,533	(113,670)
Japanese Yen	Morgan Stanley	10/31/16	930,000,000	8,911,034	9,184,992	(273,958)
Japanese Yen	Deutsche Bank	11/21/16	940,000,000	9,398,215	9,291,595	106,620
Japanese Yen	JPMorgan Chase	12/5/16	910,000,000	8,825,868	9,001,325	(175,457)
Japanese Yen	HSBC Bank	2/13/17	3,510,006	32,399	34,845	(2,446)
Japanese Yen	BNP Paribas	3/10/17	480,000,000	4,753,370	4,770,554	(17,184)
Mexican Peso	Goldman Sachs	10/27/16	35,757,000	1,934,640	1,839,337	95,303
New Zealand Dollar	Morgan Stanley	11/8/16	2,860,000	1,935,391	2,078,279	(142,888)
New Zealand Dollar	JPMorgan Chase	11/10/16	2,904,000	1,937,260	2,110,086	(172,826)
Taiwanese Dollar	Citibank	1/9/17	65,071,070	1,943,000	2,082,385	(139,385)
Taiwanese Dollar	Goldman Sachs	1/9/17	65,604,850	1,945,000	2,099,467	(154,467)
Taiwanese Dollar	JPMorgan Chase	1/9/17	64,779,873	1,943,000	2,073,066	(130,066)
Taiwanese Dollar	Credit Suisse First Boston	1/11/17	64,579,900	1,925,000	2,066,795	(141,795)
Taiwanese Dollar	Deutsche Bank	2/16/17	24,630,540	737,000	789,148	(52,148)

				$69,313,016	$71,038,095	$(1,725,079)

Long Contracts:
Brazilian Real	Deutsche Bank	12/2/16	2,993,000	$840,046	$903,806	$63,760
Chinese Renminbi	Deutsche Bank	11/4/16	12,566,000	1,913,070	1,881,237	(31,833)
European Euro	Morgan Stanley	11/10/16	994,000	1,121,515	1,118,561	(2,954)
European Euro	State Street	11/10/16	1,129,000	1,271,796	1,270,478	(1,318)
European Euro	Credit Suisse First Boston	11/25/16	1,357,000	1,541,064	1,528,030	(13,034)
European Euro	HSBC Bank	12/2/16	1,696,000	1,894,364	1,910,390	16,026
Mexican Peso	Goldman Sachs	10/27/16	13,068,019	661,234	672,218	10,984
Norwegian Krone	Morgan Stanley	11/10/16	6,811,971	802,001	852,595	50,594
Taiwanese Dollar	Citibank	1/9/17	65,071,070	1,992,927	2,082,385	89,458
Taiwanese Dollar	Credit Suisse First Boston	1/9/17	65,585,400	2,012,440	2,098,845	86,405
Taiwanese Dollar	JPMorgan Chase	1/9/17	64,779,873	1,985,255	2,073,066	87,811
Taiwanese Dollar	Credit Suisse First Boston	1/11/17	64,579,900	1,982,317	2,066,795	84,478
Taiwanese Dollar	Deutsche Bank	2/16/17	24,630,540	768,744	789,148	20,404

				$18,786,773	$19,247,554	$460,781

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

At September 30, 2016, the Fund’s open forward cross currency contracts were as follows:

Purchase/Sale	Counterparty	Amount Purchased	Amount Sold	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
European Euro/Japanese Yen	HSBC Bank	668,000 EUR	83,094,190 JPY	$762,378	$692,568	$(69,810)
European Euro/Polish Zloty	BNP Paribas	720,000 EUR	3,095,064 PLN	808,551	810,120	1,569
Japanese Yen/European Euro	HSBC Bank	86,604,196 JPY	668,000 EUR	764,503	869,158	104,655

				$2,335,432	$2,371,846	$36,414

Centrally Cleared Credit Default Swap Agreements - Sell Protection(b)

At September 30, 2016, the Fund’s open centrally cleared credit default swap agreements were as follows:

Underlying Instrument	Clearing Agent	Expiration Date	Implied Credit Spread at September 30, 2016 (c)	Notional Amount (d)	Fixed Rate (%)	Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North America High Yield Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 27	JPMorgan Chase	12/20/21	4.00%	$3,688,794	5.00%	$162,307	$155,234	$7,073
CDX North America Investment Grade Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 27	JPMorgan Chase	12/20/21	0.75	17,827,565	1.00	222,875	220,033	2,842
iTraxx Crossover Swap Agreement with JPMorgan Chase Bank, N.A., Series 26	JPMorgan Chase	12/20/21	0.72	3,380,000	1.00	54,046	55,734	(1,688)
iTraxx Crossover Swap Agreement with JPMorgan Chase Bank, N.A., Series 26	JPMorgan Chase	12/20/21	3.27	5,442,778	5.00	480,632	475,962	4,670

						$919,860	$906,963	$12,897

Over-the-Counter Currency Swap Agreements

At September 30, 2016, the Fund’s open over-the-counter currency swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount (Local)	Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month U.S. Dollar LIBOR BBA	1.230%	3/15/17	Bank of America	1,597,500 JPY	$(254,311)	$(254,311)
Pay	3-Month U.S. Dollar LIBOR BBA	1.963	3/15/18	Bank of America	263,100,000 JPY	(277,471)	(277,471)
Pay	3-Month U.S. Dollar LIBOR BBA	1.838	3/15/18	Bank of America	173,950,000 JPY	(174,961)	(174,961)

						$(706,743)	$(706,743)

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Centrally Cleared Interest Rate Swap Agreements

At September 30, 2016, the Fund’s open centrally cleared interest rate swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Clearing Agent	Notional Amount	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month U.S. Dollar LIBOR BBA	0.568%	7/2/20	JPMorgan Chase	4,589,197 GBP	$76	$(13,299)	$(13,375)
Pay	3-Month U.S. Dollar LIBOR BBA	0.563	7/2/20	JPMorgan Chase	4,589,197 GBP	76	(12,705)	(12,781)
Pay	3-Month U.S. Dollar LIBOR BBA	0.584	7/2/20	JPMorgan Chase	4,589,197 GBP	77	(15,198)	(15,275)
Pay	3-Month U.S. Dollar LIBOR BBA	0.537	7/2/20	JPMorgan Chase	4,566,584 GBP	—	(9,572)	(9,572)
Pay	3-Month U.S. Dollar LIBOR BBA	0.989	7/5/20	JPMorgan Chase	5,968,906 USD	—	(27,617)	(27,617)
Pay	3-Month U.S. Dollar LIBOR BBA	1.015	7/5/20	JPMorgan Chase	5,955,165 USD	—	(24,517)	(24,517)
Pay	3-Month U.S. Dollar LIBOR BBA	1.058	7/5/20	JPMorgan Chase	5,955,165 USD	75	(19,496)	(19,571)
Pay	3-Month U.S. Dollar LIBOR BBA	1.018	7/5/20	JPMorgan Chase	5,955,165 USD	75	(24,225)	(24,300)
Pay	3-Month U.S. Dollar LIBOR BBA	0.608	7/16/20	JPMorgan Chase	4,601,100 GBP	77	(17,671)	(17,748)
Pay	3-Month U.S. Dollar LIBOR BBA	0.604	7/16/20	JPMorgan Chase	4,601,100 GBP	—	(17,195)	(17,195)
Pay	3-Month U.S. Dollar LIBOR BBA	0.638	7/16/20	JPMorgan Chase	4,601,100 GBP	—	(21,181)	(21,181)
Pay	3-Month U.S. Dollar LIBOR BBA	0.640	7/16/20	JPMorgan Chase	4,601,200 GBP	—	(21,479)	(21,479)
Pay	3-Month U.S. Dollar LIBOR BBA	1.208	7/19/20	JPMorgan Chase	5,981,400 USD	—	(2,600)	(2,600)
Pay	3-Month U.S. Dollar LIBOR BBA	1.260	7/19/20	JPMorgan Chase	4,601,133 USD	—	2,735	2,735
Pay	3-Month U.S. Dollar LIBOR BBA	1.183	7/19/20	JPMorgan Chase	5,981,500 USD	—	(5,472)	(5,472)
Pay	3-Month U.S. Dollar LIBOR BBA	1.219	7/19/20	JPMorgan Chase	5,981,500 USD	—	(1,251)	(1,251)
Pay	3-Month U.S. Dollar LIBOR BBA	0.016	4/9/21	JPMorgan Chase	1,165,000 EUR	17	(12,447)	(12,464)

							$(243,190)	$(243,663)

Total Return Swaps at September 30, 2016

Pay/ Receive	Reference Entity	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	67,900 EUR	$550
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	213,400 EUR	1,730
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	67,480 EUR	1,022
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	134,820 EUR	2,201
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	57,720 EUR	1,011
Pay	EURO Stoxx 50 Index Dividends December Futures	12/23/20	BNP Paribas SA	57,600 EUR	1,146
Pay	EURO Stoxx 50 Index Dividends December Futures	12/15/17	BNP Paribas SA	357,346 EUR	(1,647)
Pay	EURO Stoxx 50 Index Dividends December Futures	12/15/17	BNP Paribas SA	148,460 EUR	876
Pay	EURO Stoxx 50 Index Dividends December Futures	12/21/18	BNP Paribas SA	192,100 EUR	(4,583)
Pay	EURO Stoxx 50 Index Dividends December Futures	12/21/18	BNP Paribas SA	179,040 EUR	(2,336)
Pay	EURO Stoxx 50 Index Dividends December Futures	12/21/18	BNP Paribas SA	363,120 EUR	(10,333)
Pay	EURO Stoxx 50 Index Dividends December Futures	12/20/19	BNP Paribas SA	244,080 EUR	5,661
Pay	EURO Stoxx 50 Index Dividends December Futures	12/20/19	BNP Paribas SA	120,600 EUR	4,448
Pay	EURO Stoxx 50 Index Dividends December Futures	12/20/19	BNP Paribas SA	262,860 EUR	7,885
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	207,670 EUR	2,774
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/17	BNP Paribas SA	25,515,000 JPY	37,282
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/17	BNP Paribas SA	27,850,000 JPY	46,356
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/30/18	BNP Paribas SA	42,966,300 JPY	(2,577)
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/30/18	BNP Paribas SA	43,387,500 JPY	(6,731)
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/29/19	BNP Paribas SA	20,625,000 JPY	(6,657)
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/29/19	BNP Paribas SA	44,447,000 JPY	(12,052)
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/29/19	BNP Paribas SA	24,640,000 JPY	(13,463)
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/20	BNP Paribas SA	31,410,000 JPY	(14,380)
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/20	BNP Paribas SA	20,976,000 JPY	(9,942)
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/20	BNP Paribas SA	37,400,000 JPY	(7,811)
Pay	S&P 500 Index Dividends December Futures	12/21/18	BNP Paribas SA	514,250 USD	17,050
Pay	S&P 500 Index Dividends December Futures	12/17/20	BNP Paribas SA	215,888 USD	8,663
Pay	S&P 500 Index Dividends December Futures	12/17/21	BNP Paribas SA	267,025 USD	13,475

					$59,618

(a)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund, Ltd. (the “Subsidiary”).

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

(b)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount of equal to the par value of the defaulted reference entity less its recovery value.
(c)	Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(d)	The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

See accompanying notes to the schedules of portfolio investments.

AZL Boston Company Research Growth Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (98.0%):
Aerospace & Defense (2.8%):
32,834	Raytheon Co.	$4,469,692
31,761	United Technologies Corp.	3,226,918

		7,696,610

Auto Components (0.9%):
35,504	Delphi Automotive plc	2,532,145

Automobiles (0.8%):
10,424	Tesla Motors, Inc.*	2,126,809

Beverages (4.3%):
162,488	Coca-Cola Co. (The)	6,876,492
43,310	Molson Coors Brewing Co., Class B	4,755,438

		11,631,930

Biotechnology (5.5%):
40,171	BioMarin Pharmaceutical, Inc.*	3,716,621
49,387	Celgene Corp.*	5,162,422
25,403	Neurocrine Biosciences, Inc.*	1,286,408
13,609	Tesaro, Inc.*	1,364,166
38,293	Vertex Pharmaceuticals, Inc.*	3,339,533

		14,869,150

Capital Markets (3.2%):
11,146	BlackRock, Inc., Class A	4,039,979
16,865	Intercontinental Exchange, Inc.	4,542,757

		8,582,736

Chemicals (2.4%):
67,954	Dow Chemical Co. (The)	3,522,056
11,483	Sherwin Williams Co.	3,176,887

		6,698,943

Communications Equipment (1.6%):
132,357	Cisco Systems, Inc.	4,198,364

Construction Materials (1.0%):
23,110	Vulcan Materials Co.	2,628,300

Consumer Finance (1.1%):
104,544	Synchrony Financial	2,927,232

Energy Equipment & Services (1.0%):
19,541	Schlumberger, Ltd.	1,536,705
75,189	Superior Energy Services, Inc.	1,345,883

		2,882,588

Food & Staples Retailing (1.9%):
33,341	Costco Wholesale Corp.	5,084,836

Food Products (2.3%):
64,781	ConAgra Foods, Inc.	3,051,833
41,003	Kellogg Co.	3,176,502

		6,228,335

Health Care Equipment & Supplies (5.0%):
147,396	Boston Scientific Corp.*	3,508,025
48,067	Danaher Corp.	3,767,972
50,674	DENTSPLY SIRONA, Inc.	3,011,556
37,566	Medtronic plc	3,245,702

		13,533,255

Health Care Providers & Services (4.5%):
38,073	Cardinal Health, Inc.	2,958,272
52,258	Centene Corp.*	3,499,196
40,661	UnitedHealth Group, Inc.	5,692,540

		12,150,008

Industrial Conglomerates (2.6%):
59,194	Honeywell International, Inc.	6,901,428

Insurance (1.1%):
97,704	Progressive Corp. (The)	3,077,676

Internet & Direct Marketing Retail (6.6%):
14,712	Amazon.com, Inc.*	12,318,504
3,663	Priceline Group, Inc. (The)*	5,390,068

		17,708,572

Shares		Fair Value
Common Stocks, continued
Internet Software & Services (10.4%):
8,630	Alphabet, Inc., Class A*	$6,939,038
11,791	Alphabet, Inc., Class C*	9,165,026
94,635	Facebook, Inc., Class C*	12,138,831

		28,242,895

IT Services (5.2%):
67,692	Paychex, Inc.	3,917,336
47,879	Teradata Corp.*	1,484,249
103,359	Visa, Inc., Class A	8,547,789

		13,949,374

Machinery (0.8%):
40,954	Fortive Corp.	2,084,559

Media (5.6%):
66,477	CBS Corp., Class B	3,638,951
14,148	Charter Communications, Inc., Class A*	3,819,536
94,671	Comcast Corp., Class A	6,280,474
61,717	Interpublic Group of Cos., Inc. (The)	1,379,375

		15,118,336

Oil, Gas & Consumable Fuels (0.9%):
12,388	Pioneer Natural Resources Co.	2,299,832

Personal Products (1.5%):
46,164	Estee Lauder Co., Inc. (The), Class A	4,088,284

Pharmaceuticals (2.9%):
14,875	Allergan plc*	3,425,861
56,283	Eli Lilly & Co.	4,517,274

		7,943,135

Road & Rail (2.5%):
70,462	Union Pacific Corp.	6,872,159

Semiconductors & Semiconductor Equipment (4.5%):
34,935	Broadcom, Ltd.	6,026,986
88,185	Texas Instruments, Inc.	6,188,824

		12,215,810

Software (7.8%):
44,320	Citrix Systems, Inc.*	3,776,950
35,639	Intuit, Inc.	3,920,646
151,224	Oracle Corp.	5,940,080
58,804	Salesforce.com, Inc.*	4,194,489
25,214	Splunk, Inc.*	1,479,558
18,596	Workday, Inc., Class A*	1,705,067

		21,016,790

Specialty Retail (5.9%):
53,109	Home Depot, Inc. (The)	6,834,065
68,287	TJX Cos., Inc. (The)	5,106,502
16,575	Ulta Salon, Cosmetics & Fragrance, Inc.*	3,944,519

		15,885,086

Textiles, Apparel & Luxury Goods (1.4%):
154,731	Hanesbrands, Inc.	3,906,958

Total Common Stocks (Cost $210,365,208)		265,082,135

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Affiliated Investment Company (1.3%):
3,422,406	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(a)	3,422,406

Total Affiliated Investment Company (Cost $3,422,406)		3,422,406

Total Investment Securities (Cost $213,787,614)(b) - 99.3%		268,504,541
Net other assets (liabilities) - 0.7%		1,971,320

Net Assets - 100.0%		$270,475,861

Continued

AZL Boston Company Research Growth Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Percentages indicated are based on net assets as of September 30, 2016.

*	Non-income producing security.
(a)	The rate represents the effective yield at September 30, 2016.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (99.3%):
Aerospace & Defense (0.2%):
1,236	Aselsan Elektronik Sanayi Ve Ticaret AS	$3,886
20,000	AviChina Industry & Technology Co., Ltd.	13,546
4,100	Embraer SA, ADR	70,766
3,789	Embraer SA	16,407
650	Korea Aerospace Industries, Ltd.	45,117
174	S&T Dynamics Co., Ltd.	1,468
2	Samsung Techwin Co., Ltd.	116

		151,306

Air Freight & Logistics (0.1%):
39	Blue Dart Express, Ltd.	3,218
287	Hanjin Transportation Co., Ltd.	7,226
247	Hyundai Glovis Co., Ltd.	40,675
1,500	Pos Malaysia Berhad	1,396
26,000	Sinotrans, Ltd.	12,708

		65,223

Airlines (1.0%):
20,000	Air China, Ltd.	13,465
60,200	AirAsia Berhad	40,705
92,600	Asia Aviation Public Co., Ltd.*	19,271
3,987	Asiana Airlines, Inc.*	17,533
37,900	Bangkok Airways Co., Ltd.	27,102
15,130	Cebu Air, Inc.	35,270
70,000	China Airlines, Ltd.	20,942
10,000	China Eastern Airlines Corp., Ltd., Class H*	4,631
443	China Southern Airlines Co., Ltd., ADR	12,470
18,000	China Southern Airlines Co., Ltd., Class H	10,172
14,200	Controladora Vuela Compania de Aviacion SAB de C.V., Class A*	24,759
48,300	Eva Airways Corp.	22,106
26,797	Grupo Aeromexico SAB de C.V.*	48,728
1,054	Korean Air Lines Co., Ltd.*	33,544
13,202	Latam Airlines Group SA, ADR*	107,200
37,400	Thai Airways International Public Co., Ltd.*	25,598
23,346	Turk Hava Yollari Anonim Ortakligi*	40,129

		503,625

Auto Components (1.3%):
6,717	Apollo Tyres, Ltd.	22,277
1,368	Balkrishna Industries, Ltd.	20,871
2,589	Bharat Forge, Ltd.	35,595
50	Bosch, Ltd.	17,161
1,215	Ceat, Ltd.	24,283
22,000	Chaowei Power Holdings, Ltd.	18,232
28,000	Cheng Shin Rubber Industry Co., Ltd.	59,143
5,000	Depo Auto Parts Industries Co., Ltd.	15,479
6,474	Exide Industries, Ltd.	17,862
49	Global & Yuasa Battery Co., Ltd.	1,649
1,436	Hankook Tire Co., Ltd.	77,633
5,000	Hota Industrial Manufacturing Co., Ltd.	24,363
7,000	Hu Lane Associate, Inc.	35,094
423	Hyundai Mobis Co., Ltd.	105,919
434	Hyundai Wia Corp.	34,282
13,923	Kenda Rubber Industrial Co., Ltd.	22,213
3,107	Kumho Tire Co., Inc.*	31,974
274	Mando Corp.	61,753
133	Mando Corp.	8,171
10,537	Metair Investments, Ltd.	15,419
6,237	Motherson Sumi Systems, Ltd.	29,965
33	Mrf, Ltd.	25,255

Shares		Fair Value
Common Stocks, continued
Auto Components, continued
13,000	Nan Kang Rubber Tire Co., Ltd.	$12,655
446	Nexen Tire Corp.	6,003
25,000	Nexteer Automotive Group, Ltd.	32,599
209	S&T Motiv Co., Ltd.	9,034
18,200	Sri Trang Agro-Industry Public Co., Ltd.	6,172
24,000	Tianneng Power International, Ltd.	20,567
10,000	Tong Yang Industry Co., Ltd.	23,904
1,581	Tube Investments of India, Ltd.	14,082
2,000	Tung Thih Electronic Co., Ltd.	27,982
26	WABCO India, Ltd.	2,438

		860,029

Automobiles (2.2%):
1,846	Bajaj Auto, Ltd.	78,627
18,000	Brilliance China Automotive Holdings, Ltd.	20,297
32,000	Dongfeng Motor Corp., Series H	32,301
46,000	DRB-HICOM Berhad	16,196
2,890	Ford Otomotiv Sanayi AS	30,570
60,000	Geely Automobile Holdings, Ltd.	54,004
28,500	Great Wall Motor Co.	28,054
530	Hero MotoCorp, Ltd.	27,312
1,493	Hyundai Motor Co.	184,376
2,261	Kia Motors Corp.	86,922
11,148	Mahindra & Mahindra, Ltd., GDR	235,366
1,232	Maruti Suzuki India, Ltd.	101,735
160,100	PT Astra International TbK	101,755
10,000	Sanyang Industry Co., Ltd.	6,655
29,039	Tata Motors, Ltd.	232,925
2,338	Tofas Turk Otomobil Fabrikasi AS	17,060
4,665	Tvs Motor Co., Ltd.	25,787
23,500	UMW Holdings Berhad	33,317
18,000	Yulon Motor Co., Ltd.	15,847

		1,329,106

Banks (11.7%):
16,900	Affin Holdings Berhad	8,963
173,000	Agricultural Bank of China, Ltd.	74,630
21,127	Akbank T.A.S.	56,765
1,674	Alior Bank SA*	20,385
28,700	Alliance Financial Group Berhad	25,846
58,200	AMMB Holdings Berhad	57,690
3,738	Axis Bank, Ltd.	150,268
5,505	Banco Bradesco SA	47,946
28,393	Banco Bradesco SA, ADR	257,525
433	Banco de Chile, ADR	29,141
564	Banco de Credito e Inversiones	25,535
11,100	Banco do Brasil SA	78,379
5,800	Banco do Esrado do Rio Grande do Sul SA, Class B	18,729
1,391	Banco Santander Brasil SA	9,407
1,433	Banco Santander Chile, ADR	29,649
1,301	Bancolombia SA, ADR	50,791
444	Bank Handlowy w Warszawie SA	8,842
11,490	Bank Millennium SA*	16,909
8,715	Bank of Baroda*	22,050
546,000	Bank of China, Ltd.	251,777
20,000	Bank of Chongqing Co., Ltd., Class H	16,493
49,000	Bank of Communications Co., Ltd., Class H	37,625
11,030	Bank of India*	18,754
12,400	Bank of the Philippine Islands	26,847
502	Bank Pekao SA	16,316
165,100	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk	20,352
341	Bank Zachodni WBK SA	27,836

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
11,009	Banregio Grupo Financiero SAB de C.V.	$63,072
8,434	Barclays Africa Group, Ltd.	93,074
22,310	BDO Unibank, Inc.	50,635
27,700	BIMB Holdings Berhad	27,683
7,896	BNK Financial Group, Inc.	61,561
6,971	Canara Bank, Ltd.*	32,466
1,055	Capitec Bank Holdings, Ltd.	49,500
52,173	Chang Hwa Commercial Bank	26,761
61,000	China Citic Bank Co., Ltd.	40,626
685,000	China Construction Bank	511,280
159,000	China Development Financial Holding Corp.	40,743
31,000	China Everbright Bank Co., Series H	14,488
34,000	China Merchants Bank Co., Ltd.	86,004
53,000	China Minsheng Banking Corp., Ltd.	61,449
148,097	Chinatrust Financial Holding Co., Ltd.	86,395
32,000	Chongqing Rural Commercial Bank Co., Ltd.	19,794
17,600	CIMB Group Holdings Berhad	20,088
22,435	Commercial International Bank Egypt SAE, GDR	88,506
1,120	Credicorp, Ltd.	170,486
2,129	DGB Financial Group, Inc.	17,485
59,541	E.Sun Financial Holding Co., Ltd.	33,926
9,000	EnTie Commercial Bank	3,701
78,458	Far Eastern International Bank	22,434
25,419	Federal Bank, Ltd.	27,635
97,399	First Financial Holdings Co., Ltd.	51,945
2,676	Grupo Aval Acciones y Valores SA, ADR	23,629
1,028	Grupo Elektra, SAB de C.V.	13,274
17,880	Grupo Financiero Banorte SAB de C.V.	93,887
27,019	Grupo Financiero Inbursa SAB de C.V., Class O	42,651
5,152	Grupo Financiero Interacciones SAB de C.V.	24,318
2,961	Grupo Financiero Santander Mexico SAB de C.V., Class B, ADR	26,057
39,050	Grupo Security SA	13,098
2,866	Hana Financial Holdings Group, Inc.	72,898
7,684	Hong Leong Bank Berhad	24,495
6,680	Hong Leong Financial Group Berhad	24,906
100,378	Hua Nan Financial Holdings Co., Ltd.	51,537
42,000	Huishang Bank Corp., Ltd., Class H	21,590
33,503	ICICI Bank, Ltd.	127,621
22,777	Idbi Bank, Ltd.*	23,590
3,235	IndusInd Bank, Ltd.	58,428
582,000	Industrial & Commercial Bank of China	367,124
3,544	Industrial Bank of Korea (IBK)	38,498
412	ING Bank Slaski SA	15,975
4,089	Itau Corpbanca, ADR	54,465
35,998	Itau Unibanco Banco Multiplo SA, ADR	393,819
3,600	Itau Unibanco Holding SA	34,698
112	JB Financial Group Co., Ltd.	604
317	Karur Vysya Bank, Ltd.	2,238
18,800	Kasikornbank Public Co., Ltd.	102,350
2,372	KB Financial Group, Inc., ADR	81,146
23,200	Kiatnakin Bank Public Co., Ltd.	35,616
25,000	King’s Town Bank	21,157
620	Komercni Banka AS	21,508
3,158	Kotak Mahindra Bank, Ltd.	36,960
54,800	Krung Thai Bank Public Co., Ltd.	27,966

Shares		Fair Value
Common Stocks, continued
Banks, continued
124,300	LH Financial Group Public Co., Ltd.	$6,048
40,876	Malayan Banking Berhad	74,334
234	mBank SA*	21,008
64,871	Mega Financial Holdings Co., Ltd.	45,787
10,930	Metropolitan Bank & Trust	19,246
4,710	Nedcor, Ltd.	76,518
2,817	OTP Bank Nyrt	74,225
30,390	Philippine National Bank	36,485
8,092	Powszechna Kasa Oszczednosci Bank Polski SA	55,509
118,700	PT Bank Central Asia Tbk	143,276
86,000	PT Bank Danamon Indonesia Tbk	26,654
78,900	PT Bank Mandiri Tbk	68,026
66,500	PT Bank Negara Indonesia Tbk	28,438
80,800	PT Bank Pan Indonesia Tbk*	5,134
183,900	PT Bank Rakyat Indonesia Tbk	172,588
293,200	PT Bank Tabungan Negara Tbk	43,243
39,700	Public Bank Berhad	190,606
18,519	RHB Capital Berhad(a)	20,853
11,873	Sberbank of Russia, ADR	111,844
17,000	Security Bank Corp.	84,785
3,941	Shinhan Finnancial Group Co., Ltd., ADR	143,610
7,800	Siam Commercial Bank Public Co., Ltd.	33,533
66,399	SinoPac Financial Holdings Co., Ltd.	19,602
6,355	South Indian Bank, Ltd.	2,094
13,292	Standard Bank Group, Ltd.	136,674
1,013	State Bank of India, GDR	38,227
80,075	Taichung Commercial Bank Co., Ltd.	22,744
89,001	Taishin Financial Holding Co., Ltd.	33,199
112,665	Taiwan Business Bank	28,663
68,480	Taiwan Cooperative Financial Holding Co., Ltd.	30,266
20,600	Thanachart Capital Public Co., Ltd.*	24,169
3,859	The Jammu & Kashmir Bank, Ltd.	4,516
18,300	Tisco Financial Group Public Co., Ltd.	27,769
304,300	TMB Bank Public Co., Ltd.	18,697
28,257	Turkiye Garanti Bankasi AS	75,085
10,334	Turkiye Halk Bankasi AS	31,508
19,903	Turkiye Is Bankasi AS, Class C	31,587
62,576	Turkiye Sinai Kalkinma Bankasi AS	27,809
17,464	Turkiye Vakiflar Bankasi T.A.O., D	26,802
4,181	UCO Bank*	2,296
10,503	Union Bank of India	21,776
27,560	Union Bank of Taiwan	7,743
15,477	VTB Bank OJSC, GDR	34,410
5,313	Woori Bank	55,047
11,245	Yapi ve Kredi Bankasi AS*	13,762
3,122	Yes Bank, Ltd.	59,132

		7,238,617

Beverages (2.0%):
74,717	Ambev SA, ADR	455,027
2,470	Anadolu Efes Biracilik ve Malt Sanayii AS	14,944
7,426	Arca Continental SAB de C.V.	44,207
8,100	Carlsberg Brewery Malaysia Berhad	28,779
29,333	China Resources Enterprises, Ltd.*	62,581
692	Coca-Cola Femsa SAB de C.V., ADR	51,900
2,108	Coca-Cola Icecek AS	25,678
1,728	Compania Cervecerias Unidas SA, ADR	34,888
763	Distell Group, Ltd.	9,395
3,217	Embotelladora Andina SA, Class B, ADR	72,705

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Beverages, continued
2,243	Fomento Economico Mexicano SAB de C.V., ADR	$206,447
7,400	Guinness Anchor Berhad	31,789
3	Lotte Chilsung Beverage Co., Ltd.	4,367
106	Muhak Co., Ltd.	2,305
21,020	Organizacion Cultiba SAB de C.V.	23,693
2,000	Tsingtao Brewery Co., Ltd., Class H	7,840
570	United Breweries, Ltd.	7,758
925	United Spirits, Ltd.*	34,309
1,512	Vina Concha y Toro SA, ADR	52,708

		1,171,320

Biotechnology (0.2%):
2,125	Biocon, Ltd.	29,854
37	Cell Biotech Co., Ltd.	1,618
629	Celltrion, Inc.*	61,190
55	Green Cross Corp.	9,079
130	Medy-Tox, Inc.	53,383

		155,124

Building Products (0.2%):
31,000	China Lesso Group Holdings, Ltd.	21,166
714	IS Dongseo Co., Ltd.	36,102
664	Kajaria Ceramics, Ltd.	13,871
55	KCC Corp.	19,770
241	LG Hausys, Ltd.	22,996
20,964	Sintex Industries, Ltd.	24,769
30,444	Taiwan Glass Industry Corp.*	14,381
29,979	Trakya Cam Sanayii AS	24,935

		177,990

Capital Markets (1.3%):
9,897	BM&F Bovespa SA	51,439
18,116	Bolsa Mexicana de Valores SA	28,849
15,800	Bursa Malaysia Berhad	33,760
79,000	Capital Securities Corp.	20,587
20,000	Central China Securities Co., Ltd., Class H	9,394
38,000	China Bills Finance Corp.	15,227
94,000	China Cinda Asset Management Co., Ltd., Class H	33,442
18,000	China Everbright, Ltd.	37,083
39,500	China Galaxy Securities Co.	36,119
6,000	Citic Securities Co., Ltd.	12,852
9,732	Coronation Fund Managers, Ltd.	49,915
137	Credit Analysis & Research, Ltd.	2,803
264	Crisil, Ltd.	8,861
1,388	Daewoo Securities Co., Ltd.	9,866
1,533	Daishin Securities Co., Ltd.	14,635
10,902	Edelweiss Financial Services, Ltd.	18,711
16,800	Haitong Securities Co., Ltd.	28,624
2,603	Hanwha Investment & Securities Co., Ltd.*	5,512
4,000	Huatai Securities Co., Ltd., Class H(b)	8,161
3,695	Hyundai Securities Co., Ltd.	24,023
4,088	IIFL Holdings, Ltd.	16,792
7,272	Investec, Ltd.	44,867
37,459	Jih Sun Financial Holdings Co., Ltd.	7,841
2,838	JSE, Ltd.	33,122
454	KIWOOM Securities Co., Ltd.	29,686
877	Korea Investment Holdings Co., Ltd.	32,504
5,845	Macquarie Korea Infrastructure Fund	46,769
38,295	MasterLink Securities Corp.	10,215
6,404	Meritz Securities Co., Ltd.	19,572
1,018	Mirae Asset Securities Co., Ltd.	21,256
2,377	NH Investment & Securities Co., Ltd.	21,555
42,800	OSK Holdings Berhad	16,334

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
11,682	Peregrine Holdings, Ltd.	$24,310
5,156	President Securities Corp.	1,893
751	Samsung Securities Co., Ltd.	23,634
22	Shinyoung Securities Co., Ltd.	989
22,580	Waterland Financial Holdings Co., Ltd.	5,786
47,965	Yuanta Financial Holding Co., Ltd.	17,191
1,321	Yuanta Securities Korea Co., Ltd.*	3,997

		828,176

Chemicals (2.9%):
2,422	AECI, Ltd.	18,348
202	AK Holdings, Inc.	11,134
22,113	Alpek SAB de C.V.	37,484
4,280	Asian Paints, Ltd.	74,903
2,536	Berger Paints India, Ltd.	9,969
2,276	Castrol (India), Ltd.	16,275
50,000	China BlueChemical, Ltd., Class H	9,209
53,000	China Petrochemical Development Corp.*	12,971
3,000	China Steel Chemical Corp.	9,928
28,340	China Synthetic Rubber Corp.	23,084
1,811	Coromandel International, Ltd.	6,712
138,600	D&L Industries, Inc.	32,543
2,582	Dongjin Semichem Co., Ltd.	21,416
52,000	Dongyue Group, Ltd.*(a)(c)	6,889
23,760	Eternal Materials Co., Ltd.	25,607
543	Finolex Industries, Ltd.	3,689
23,000	Formosa Chemicals & Fibre Corp.	62,188
15,000	Formosa Plastics Corp.	37,246
8,100	Formosan Rubber Group, Inc.	3,916
27,000	Fufeng Group, Ltd.	12,594
22,000	Grand Pacific Petrochemical Corp.	11,114
1,098	Grupa Azoty SA, ADR	17,755
5,289	Gubre Fabrikalari T.A.S.	8,538
140	Hansol Chemical Co., Ltd.	11,138
2,777	Hanwha Chemical Corp.	61,381
47,000	Huabao International Holdings, Ltd.*	18,149
191	Huchems Fine Chemical Corp.	3,478
486	Hyosung Corp.	57,521
23,600	Indorama Ventures Public Co., Ltd.	19,384
1,072	Kansai Nerolac Paints, Ltd.	5,809
478	Kolon Industries, Inc.	36,034
74	Korea Petrochemical Industry Co., Ltd.	14,438
179	Kumho Petrochemical Co., Ltd.	11,369
11,000	LCY Chemical Corp.	13,549
342	LG Chem, Ltd.	75,018
175	Lotte Chemical Corp.	47,584
38,146	Mexichem SAB de C.V.	85,266
30,000	Nan Ya Plastics Corp.	59,476
343	OCI Co., Ltd.*	29,199
200	OCI Materials Co., Ltd.	28,813
2,670	Omnia Holdings, Ltd.	32,903
9,000	Oriental Union Chemical Corp.	5,656
18,756	Petkim Petrokimya Holding AS	28,500
37,900	Petronas Chemicals Group Berhad	60,951
1,007	PI Industries, Ltd.	12,588
2,178	Pidilite Industries, Ltd.	22,376
18,400	PTT Global Chemical Public Co., Ltd.	31,356
614	Samsung Fine Chemicals Co., Ltd.	17,596
11,600	Scientex Berhad	18,589
24,000	Shinkong Synthetic Fibers Corp.	6,515
82,000	Sinofert Holdings, Ltd.	10,421
418	Sinopec Shanghai Petrochemical Co., Ltd., ADR	21,389
1,114	SKC Co., Ltd.	28,649

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
1,616	Sociedad Quimica y Minera de Chile SA, ADR	$43,470
483	Soulbrain Co., Ltd.	26,901
1,005	Supreme Industries, Ltd.	13,729
1,000	Swancor Holdings Co., Ltd.*	3,893
18,165	Synthos SA*	20,667
22	Taekwang Industrial Co., Ltd.	16,742
14,000	Taiwan Fertilizer Co., Ltd.	18,799
22,000	TSRC Corp.	20,349
7,103	UPL, Ltd.	72,184
33,000	USI Corp.	14,872
27,500	Yingde Gases Group Co., Ltd.	10,928

		1,611,141

Commercial Services & Supplies (0.2%):
63	3M India, Ltd.*	12,211
32,000	China Everbright International, Ltd.	38,297
275	KEPCO Plant Service & Engineering Co., Ltd.	14,453
155	S1 Corp.	14,315
9,000	Taiwan Secom Co., Ltd.	26,162
8,000	Taiwan-Sogo ShinKong Security Corp.	10,250
1,800	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	16,795

		132,483

Communications Equipment (0.2%):
16,000	Accton Technology Corp.	24,936
17,000	BYD Electronic International Co., Ltd.	14,285
69,600	China Fiber Optic Network System Group, Ltd.*	5,547
42,000	D-Link Corp.	15,187
13,000	Sercomm Corp.	31,022
7,354	Wistron NeWeb Corp.	23,297

		114,274

Construction & Engineering (1.3%):
971	Ashoka Buildcon, Ltd.	2,497
24,450	Aveng, Ltd.*	12,299
28,000	BES Engineering Corp.	4,917
515	Budimex SA	28,293
39,000	China Communications Construction Co., Ltd.	41,341
21,000	China Machinery Engineering Corp.	12,374
16,500	China Railway Contstruction Corp., Ltd.	18,830
15,000	China Railway Group, Ltd.	10,940
15,600	China Singyes Solar Technologies Holdings, Ltd.	8,125
22,000	China State Construction International Holdings, Ltd.	29,095
16,000	CTCI Corp.	23,489
363	Daelim Industrial Co., Ltd.	27,379
90,500	Dialog Group Berhad	32,005
37,002	Empresas ICA SAB de C.V.*	5,154
30,400	Gamuda Berhad	36,076
9,894	Group Five, Ltd.	19,974
1,205	GS Engineering & Construction Corp.*	32,278
320	Hyandai Development Co.	14,951
1,628	Hyundai Engineering & Construction Co., Ltd.	58,101
95,100	IJM Corporation Berhad	73,986
28,675	Impulsora del Desarrollo y el Empleo en America Latina SAB de C.V.*	38,489
3,941	IRB Infrastructure Developers, Ltd.	14,566

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
5,824	Larsen & Tourbo, Ltd., Class S, GDR	$125,363
2,000	Metallurgical Corporation of China, Ltd., Series H	657
20,858	Murray & Roberts Holdings, Ltd.	16,947
5,084	NCC, Ltd.	6,307
120,300	PT Adhi Karya Persero Tbk	21,777
92,100	PT Pembangunan Perumahan Persero Tbk	29,799
211,300	PT Surya Semesta Internusa Tbk	9,018
14,001	Raubex	25,080
2,990	Sunway Construction Group Berhad	1,180
1,031	Taeyoung Engineering & Construction*	5,212
22,100	Uem Edgenta Berhad	17,810
24,900	Unique Engineering & Construction Public Co., Ltd.	11,915
3,558	Voltas, Ltd.	20,353
27,595	WCT Holdings Berhad	10,773
2,230	Wilson Bayly Holmes-Ovcon, Ltd.	25,042

		872,392

Construction Materials (1.4%):
669	ACC, Ltd.	16,117
3,011	Akcansa Cimento AS	12,823
11,945	Ambuja Cements, Ltd.	45,342
5,000	Anhui Conch Cement Co., Ltd.	13,802
35,000	Asia Cement Corp.	30,720
37,000	BBMG Corp.	14,346
21,000	Cahya Mata Sarawak Berhad	19,332
6,902	Cemex Latam Holdings SA*	26,245
16,842	Cemex SAB de C.V., ADR*	133,725
70,000	China National Buildings Material Co., Ltd.	31,249
63,000	China National Materials Co., Ltd., Class H	14,710
50,000	China Resources Cement Holdings, Ltd.	20,111
2,324	Cimsa Cimento Sanayi ve Ticaret AS	11,536
568	Dalmia Bharat, Ltd.	16,003
63,000	Goldsun Building Materials Co., Ltd.	15,333
30	Hanil Cement Co., Ltd.	2,072
22	Hyundai Cement Co.*	730
17,770	India Cements, Ltd.	38,634
9,900	Lafarge Malaysia Berhad	19,014
119,222	PPC, Ltd.	46,740
20,300	PT Indocement Tunggal Prakarsa Tbk	27,049
63,300	PT Semen Indonesia (Persero) Tbk	49,197
34	Shree Cement, Ltd.	8,730
4,800	Siam City Cement Public Co., Ltd.	41,068
984	Ssangyong Cement Industrial Co., Ltd.*	14,620
36,000	Taiwan Cement Corp.	41,054
78,000	TCC International Holdings, Ltd.	19,474
1,782	The Ramco Cements, Ltd.	16,005
5,700	The Siam Cement Public Co., Ltd.	85,087
7,780	Tongyang, Inc.	20,502
11,110	Universal Cement Corp.	8,722
114,000	West China Cement, Ltd.*	11,276

		871,368

Consumer Finance (0.2%):
720	Bajaj Finance, Ltd.	11,479
165	Bharat Financial Inclusion, Ltd.*	2,193
297	Cholamandalam Investment And Finance Co., Ltd.	5,178
13,000	Gentera SAB de C.V.	23,492
666	Kruk SA	41,526

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Consumer Finance, continued
5,400	Krungthai Card Public Co., Ltd.	$23,090
3,968	Mahindra & Mahindra Financial Services	21,838
9,321	Manappuram Finance, Ltd.	12,890
653	Muthoot Finance, Ltd.	3,439
209	Samsung Card Co., Ltd.	9,539
65	Shriram City Union Finance, Ltd.	2,079
1,293	Shriram Transport Finance	22,647
188	Sundaram Finance, Ltd.	3,765
5,000	Taiwan Acceptance Corp.	11,377

		194,532

Containers & Packaging (0.1%):
37,000	Greatview Aspetic Packaging Co., Ltd.	19,750
5,100	Klabin SA	26,727
5,146	Mpact, Ltd.	12,469
22,427	Nampak, Ltd.	31,848
15,000	Taiwan Hon Chuan Enterprise Co., Ltd.	23,385

		114,179

Distributors (0.2%):
44,000	Dah Chong Hong Holdings, Ltd.	17,854
2,811	Dogus Otomotiv Servis VE Tic	9,419
8,529	Imperial Holdings, Ltd.	104,234
23,000	MBM Resources Berhad	13,923
8,000	Xinhua Winshare Publishing And Media Co., Ltd., Class H*	8,262

		153,692

Diversified Consumer Services (0.2%):
7,283	Advtech, Ltd.	8,795
6,218	Estacio Participacoes SA	34,230
18,000	Fu Shou Yuan International Group, Ltd.	10,410
14,587	Kroton Educacional SA	66,843

		120,278

Diversified Financial Services (0.9%):
1,970	Ayala Corp.	34,850
133	Bajaj Holdings And Investment, Ltd.	3,825
18,680	Chailease Holding Co., Ltd.	33,224
30,000	Far East Horizon, Ltd.	28,495
65,414	FirstRand, Ltd.	227,014
75,000	Fubon Financial Holdings Co., Ltd.	111,456
7,641	IFCI, Ltd.	3,028
17,967	L&t Finance Holdings, Ltd.	24,821
348	Meritz Financial Group, Inc.	3,728
232,500	Metro Pacific Investments Corp.	34,070
422	NICE Holdings Co., Ltd.	7,028
1,950	Nice Information Service Co., Ltd.	14,383
2,235	PSG Group, Ltd.	32,771
3,693	Reliance Capital, Ltd.	30,500
13,298	Rural Electrification Corp., Ltd.	24,095
2,402	SREI Infrastucture Finance, Ltd.	2,480

		615,768

Diversified Telecommunication Services (1.7%):
33,142	Axtel SAB de C.V.*	7,659
1,630	Bharti Infratel, Ltd.	8,970
64,000	China Communications Services Corp., Ltd.	40,124
637	China Telecom Corp., Ltd., ADR	32,512
18,000	China Telecom Corp., Ltd., Class H	9,166
80,000	China Unicom (Hong Kong), Ltd.	97,382
6,153	China Unicom (Hong Kong), Ltd., ADR^	74,944
5,055	Chunghwa Telecom Co., Ltd., ADR	177,077
70,754	Jasmine International Public Co., Ltd.	14,745

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
4,168	LG Uplus Corp.	$44,466
3,992	Magyar Telekom Telecommunications plc	6,564
25,012	Netia SA	31,995
1,985	O2 Czech Republic AS	19,271
27,003	Orange Polska SA	42,482
3,488	PT Telekomunik Indonesia Persero Tbk, ADR	230,487
2,225	Rostelecom, ADR	16,688
5,200	Samart Telcoms Public Co., Ltd.	1,705
939	Tata Communications, Ltd.	8,005
4,040	Telefonica Brasil SA, ADR^	58,459
21,900	Telekom Malaysia Berhad	35,974
27,916	Telesites SAB*	15,769
14,405	Telkom SA SOC, Ltd.	63,603
33,400	Thaicom Public Co., Ltd.	20,041
166,924	True Corp. Public Co., Ltd.	33,602

		1,091,690

Electric Utilities (1.9%):
2,000	Alupar Investimento SA*	9,847
8,873	Centrais Electricas Brasileiras SA, ADR*	65,350
5,189	Centrais Electricas Brasileiras SA, ADR*^	30,511
1,597	CESC, Ltd.	14,695
1,023	CEZ	18,273
43,612	Companhia Energetica de Minas Gerais, ADR	112,956
4,205	Companhia Paranaense de Energia, ADR	43,606
1,769	CPFL Energia SA, ADR^	26,181
17,871	E.CL SA	28,140
10,066	EDP - Energias do Brasil SA	44,454
9,559	Enea SA*	21,334
4,132	Energa SA	8,134
15,097	Enersis Chile SA, ADR	71,711
12,798	Enersis SA, ADR	104,817
4,700	Equatorial Energia SA	73,674
20,840	First Philippine Holdings Corp.	31,279
8,067	Interconexion Electrica SA ESP	27,288
5,734	Korea Electric Power Corp., ADR	139,795
2,200	Light SA	10,670
3,800	Manila Electric Co.	24,337
19,536	PGE SA	52,078
16,884	Power Grid Corp. of India, Ltd.	44,828
3,165	Reliance Infrastructure, Ltd.	26,344
24,460	Tata Power Co., Ltd.	27,638
56,027	Tauron Polska Energia SA	38,195
45,100	Tenega Nasional Berhad	156,252
2,361	Torrent Power, Ltd.	6,419
7,240	Transmissora Alianca de Energia Eletrica SA	46,558

		1,305,364

Electrical Equipment (0.5%):
947	Amara Raja Batteries, Ltd.	14,448
10,265	Bharat Heavy Electricals, Ltd.	20,863
15,000	Boer Power Holdings, Ltd.	6,842
26,000	China High Speed Transmission Equipment Group Co., Ltd.	26,374
10,196	Crompton Greaves, Ltd.*	11,551
1,407	Doosan Heavy Industries & Construction Co., Ltd.	33,325
1,360	Finolex Cables, Ltd.	9,049
26,000	Harbin Electric Co., Ltd.	12,545
2,971	Havells India, Ltd.	18,721

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
6,000	Jiangnan Group, Ltd.	$1,024
156	Korea Electric Terminal Co., Ltd.	11,024
451	LG Industrial Systems Co., Ltd.	17,225
738	LS Corp.	39,050
1,000	Shihlin Electric & Engineering Corp.	1,301
24,000	Teco Electric & Machinery Co., Ltd.	20,810
90,000	Walsin Lihwa Corp.*	29,991
7,500	Zhuzhou CSR Times Electric Co., Ltd.	39,133

		313,276

Electronic Equipment, Instruments & Components (4.1%):
9,000	AAC Technologies Holdings, Inc.	91,138
34,406	AU Optronics Corp., ADR	125,583
187,700	Cal-comp Electronics (Thailand) Public Co., Ltd., F	14,005
3,000	Career Technology(MFG.) Co., Ltd.	1,976
13,000	Cheng Uei Precision Industry Co., Ltd.	16,232
13,000	Chin-Poon Industrial Co., Ltd.	29,052
40,000	Compeq Manufacturing Co., Ltd.	20,521
24,800	Coretronic Corp.	27,073
296	Daeduck Electronics Co., Ltd.	2,074
13,795	Datatec, Ltd.	48,838
10,600	Delta Electronics (Thailand) Public Co., Ltd.	24,359
13,682	Delta Electronics, Inc.	73,325
28,000	Digital China Holdings, Ltd.	26,955
36,000	E Ink Holdings, Inc.	27,805
11,000	Elite Material Co., Ltd.	30,103
20,831	Flexium Interconnect, Inc.	62,350
6,000	Flytech Technology Co., Ltd.	20,809
14,500	Hana Microelectronics Public Co., Ltd.	13,337
39,000	HannStar Display Corp.*	8,767
14,032	Hon Hai Precision Industry Co., Ltd., GDR	70,728
184,800	Hon Hai Precision Industry Co., Ltd.	467,925
27,875	Inari Amertron Berhad	22,367
107,000	Innolux Corp.	36,420
32,000	JU Teng International Holdings, Ltd.	9,554
9,500	KCE Electronics Public Co., Ltd.	29,124
18,000	Kingboard Chemical Holdings, Ltd.	54,828
25,000	Kingboard Laminates Holdings, Ltd.	22,980
1,000	Largan Precision Co., Ltd.	121,516
16,250	LG Display Co., Ltd., ADR	206,699
413	LG Innotek Co., Ltd.	29,369
2,000	Merry Electronics Co., Ltd.	7,889
11,000	Min Aik Technology Co., Ltd.	13,824
1,213	PARTRON Co., Ltd.	10,059
10,000	PAX Global Technology, Ltd.	7,391
3,261	Redington India, Ltd.	5,078
36,200	Samart Corporation Public Co., Ltd.	14,481
1,112	Samsung Electro-Mechanics Co., Ltd., Series L	49,603
612	Samsung SDI Co., Ltd.	53,841
260	Sfa Engineering Corp.	12,755
2,000	Simplo Technology Co., Ltd.	6,595
10,299	Sinbon Electronics Co., Ltd.	23,715
19,000	Sunny Optical Technology Group Co., Ltd.	94,566
23,100	Synnex Technology International Corp.	25,592
13,000	Taiwan PCB Techvest Co., Ltd.	13,980
2,000	Test Research, Inc.	2,617
9,000	Tong Hsing Electronic Industries, Ltd.	34,241

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
190,000	Tongda Group Holdings, Ltd.	$46,264
12,000	TPK Holding Co., Ltd.*	19,767
13,000	Tripod Technology Corp.	28,988
42,000	Truly International Holdings, Ltd., Series L	17,185
4,000	TXC Corp.	5,510
35,000	Unimicron Technology Corp.	14,853
69,600	V.S. Industry Berhad	23,220
11,000	Wah Lee Industrial Corp.	15,961
2,000	Waison Group Holdings, Ltd.	1,096
23,125	Walsin Technology Corp.	28,225
1,275	Wisol Co., Ltd.	15,343
27,000	WPG Holdings, Ltd.	31,977
21,945	WT Microelectronics Co., Ltd.	30,237
15,208	Yageo Corp.	31,669
9,000	Zhen Ding Technology Holding, Ltd.	19,891

		2,442,225

Energy Equipment & Services (0.1%):
91,600	Bumi Armada Berhad	15,587
28,000	China Oilfield Services, Ltd.	24,563
160,000	Sapurakencana Petroleum Berhad*	61,248
33,200	UMW Oil & Gas Corp. Berhad*	7,197
6,400	Yinson Holdings BHD	4,990

		113,585

Food & Staples Retailing (2.1%):
4,656	Bid Corp., Ltd.	88,183
2,846	BIM Birlesik Magazalar AS	47,495
8,196	Cencosud SA, ADR	73,846
91	CJ Freshway Corp.	3,680
12,960	Clicks Group, Ltd.	120,259
5,742	Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	94,111
157,900	Cosco Capital, Inc.	27,066
41,900	CP ALL Public Co., Ltd.	74,697
183	E-Mart Co., Ltd.	26,252
2,923	Eurocash SA	32,584
12,811	Grupo Comercial Chedraui SAB de C.V.	27,988
245	GS Retail Co., Ltd.	10,973
25,927	La comer,SAB de C.V.*	23,941
5,868	Massmart Holdings, Ltd.	50,853
2,386	Migros Ticaret AS*	14,536
9,708	Organizacion Soriana SAB de C.V.*	23,888
13,353	Pickn Pay Stores, Ltd.	66,851
8,000	President Chain Store Corp.	63,838
34,500	Puregold Price Club, Inc.	30,238
2,563	Raia Drogasil SA	52,701
17,910	Robinsons Retail Holdings, Inc.	27,712
12,272	Shoprite Holdings, Ltd.	171,526
39,000	Sun Art Retail Group, Ltd.	26,974
16,000	Taiwan Tea Corp.	7,438
6,066	The Spar Group, Ltd.	85,088
62,376	Wal-Mart de Mexico SAB de C.V.	136,593
1,349	X5 Retail Group NV, GDR*	39,079

		1,448,390

Food Products (3.4%):
2,860	Astral Foods, Ltd.	24,572
13,707	AVI, Ltd.	93,976
14,338	BRF SA, ADR^	244,605
518	Britannia Industries, Ltd.	26,225
190,000	C.P. Pokphand Co., Ltd.	24,541
48,200	Charoen Pokphand Foods Public Co., Ltd.	44,457
55,000	China Agri-Industries Holdings, Ltd.*	20,056

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products, continued
36,000	China Huiyuan Juice Group, Ltd.*	$12,699
16,000	China Mengniu Dairy Co., Ltd.	29,969
52,000	China Modern Dairy Holdings, Ltd.*	11,461
2,557	China Ocean Resources Co., Ltd.*	4,273
61,000	China Yurun Food Group, Ltd.*	9,960
198	CJ CheilJedang Corp.	65,384
13,775	Clover Industries, Ltd.	19,809
716	Daesang Holdings Co., Ltd.	7,893
37	Dongwon F&B Co., Ltd.	7,608
65	Glaxo SmithKline Consumer Healthcare, Ltd.	5,896
26,000	Great Wall Enterprise Co., Ltd.	22,579
7,803	Gruma, SAB de C.V., Class B	102,395
24,650	Grupo Bimbo SAB de C.V., Series A	65,233
12,529	Grupo Herdez SAB de C.V.	27,249
1,920	Grupo Nutresa SA	16,880
9,252	Industrias Bachoco, SAB de C.V.	38,674
40,200	IOI Corp. Berhad	43,385
12,000	JBS SA	43,621
2,092	Kernel Holding SA	32,370
2,569	KRBL, Ltd.	9,933
4,800	Kuala Lumpur Kepong Berhad	27,902
19,188	Lien Hwa Industrial Corp.	12,876
8	Lotte Food Co., Ltd.	5,002
600	M Dias Branco SA	24,664
19,100	Marfrig Global Foods SA*	30,604
7,000	Minerva SA*	20,990
1,000	Namchow Chemical Industrial Co., Ltd.	2,222
240	Nestle India, Ltd.	23,238
50	NongShim Co., Ltd.	14,278
353	Oceana Group, Ltd.	2,934
53	Orion Corp.	39,829
3,462	Pioneer Foods, Ltd.	43,944
6,500	PPB Group Berhad	25,460
24,688	PT Astra Agro Lestari Tbk	28,224
96,300	PT Charoen Pokphand Indonesia Tbk	25,977
2,000	PT Indofood CBP Sukses Makmur Tbk	1,456
147,200	PT Indofood Sukses Makmur Tbk	98,921
163,300	PT Japfa Comfeed Indonesia Tbk	21,733
212,100	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	24,365
600	PT Sawit Sumbermas Sarana TbK	72
33,700	PT Tiga Pilar Sejahtera Food Tbk*	5,045
1,800	Qinqin Foodstuffs Group*	661
21,400	QL Resources Berhad	23,020
32	Samyang Holdings Corp.	3,948
1,300	Sao Martinho SA	23,233
48,000	Shenguan Holdings Group, Ltd.	3,644
7,326	Standard Foods Corp.	18,839
10,893	Tata Global Beverages, Ltd.	22,935
48,000	Thai Union Group Public Co., Ltd.	29,781
36,300	Thai Vegetable Oil Public Co., Ltd.	32,039
3,028	Tiger Brands, Ltd.	84,094
34,000	Tingyi (Caymen Is) Holding Corp.	39,644
1,918	Tongaat Hulett, Ltd.	16,518
34,200	TSH Resources Berhad	15,836
5,919	Ulker Biskuvi Sanayi AS	42,282
28,000	Uni-President China Holdings, Ltd.	19,971
67,600	Uni-President Enterprises Corp.	127,356
12,130	Universal Robina Corp.	44,671
51,000	Want Want China Holdings, Ltd.	31,746

		2,115,657

Shares		Fair Value
Common Stocks, continued
Gas Utilities (0.6%):
24,000	China Gas Holdings, Ltd.	$38,183
176,000	China Oil & Gas Group, Ltd.*	13,091
20,000	China Resources Gas Group, Ltd.	68,708
400	Cia de Gas de Sao Paulo	6,431
10,000	ENN Energy Holdings, Ltd.	48,810
2,424	GAIL India, Ltd., GDR	81,840
1,851	Gujarat State Petronet, Ltd.	4,360
7,465	Infraestructura Energetica Nova, SAB de C.V.	29,086
501	Korea Gas Corp.	20,191
10,000	Petronas Gas Berhad	52,801
217,400	PT Perusahaan Gas Negara Tbk	48,070
20,000	Towngas China Co., Ltd.	11,543

		423,114

Health Care Equipment & Supplies (0.3%):
44	Dio Corp.*	2,061
29,000	Hartalega Holdings Berhad	32,639
62	Huons Co., Ltd.	2,607
580	Inbody Co., Ltd.	19,421
22,300	Kossan Rubber Industries Berhad	37,111
348	Osstem Implant Co., Ltd.*	19,302
1,000	St.Shine Optical Co., Ltd.	23,295
21,600	Top Glove Corp. Berhad	26,680
357	Vieworks Co., Ltd.	21,083

		184,199

Health Care Providers & Services (0.8%):
1,802	Apollo Hospitals Enterprise, Ltd.	35,637
80,200	Bangkok Chain Hospital Public Co., Ltd.	28,168
39,600	Bangkok Dusit Medical Services Public Co., Ltd., F	24,981
5,800	Bumrungrad Hospital Public Co., Ltd.	29,314
93,300	Chularat Hospital Public Co., Ltd.	7,083
18,400	IHH Healthcare Berhad	28,220
22,200	KPJ Healthcare Berhad	22,777
26,336	Life Healthcare Group Holdings Pte, Ltd.	72,790
39,623	Netcare, Ltd.	97,310
6,700	OdontoPrev SA	26,766
5,066	Qualicorp SA	29,820
6,700	Shanghai Pharmaceuticals Holding Co., Ltd.	18,199
13,600	Sinopharm Group Co., Series H	65,964
37,000	Universal Health International Group Holding, Ltd.*	1,775

		488,804

Health Care Technology (0.0%):
12,000	Alibaba Health Information Technology, Ltd.*	6,759

Hotels, Restaurants & Leisure (0.9%):
22,435	Alsea SAB de C.V.	75,933
34,444	Berjaya Sports Toto Berhard	27,581
33,400	Central Plaza Hotel Public Co., Ltd.	37,781
72,000	China Travel International Investment Hong Kong, Ltd.	20,919
2,525	City Lodge Hotels, Ltd.	28,555
3,400	Cvc Brasil Operadora E Agenc	25,336
3,511	Famous Brands, Ltd.	42,295
51,200	Genting Berhard	98,443
41,400	Genting Malaysia Berhad	45,649
694	Grand Korea Leisure Co., Ltd.	15,536
179	Hana Tour Service, Inc.	11,351
9,410	Jollibee Foods Corp.	47,893
1,170	Jubilant Foodworks, Ltd.	16,978
884	Kangwon Land, Inc.	31,593

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
36,900	Magnum Berhad	$20,182
28,900	MINI International Public Co., Ltd.	32,693
8,900	MK Restaurants Group Public Co., Ltd.	13,383
197	Modetour Network, Inc.	5,163
14,674	Net Holding AS*	15,266
275,000	Rexlot Holdings, Ltd.	4,098
7,724	Sun International, Ltd.	48,818
15,271	Tsogo Sun Holdings, Ltd.	34,737

		700,183

Household Durables (1.3%):
384	Amica Wronki SA	21,449
11,000	Amtran Technology Co., Ltd.	8,486
6,055	Arcelik AS	42,714
589	Coway Co., Ltd.	50,968
10,196	Crompton Greaves Consumer Electricals, Ltd.*	23,663
12,000	Cyrela Brazil Realty SA Empreendimentos e Participacoes	37,643
12,000	Even Construtora e Incorporadora SA	14,208
544	Fabryki Mebli “Forte” SA	10,696
18,000	Gafisa SA	13,895
29,000	Haier Electronics Group Co., Ltd.	48,025
121	Hanssem Co., Ltd.	19,383
49	Hyundai Livart Furniture Co., Ltd.	1,084
27,000	Kinpo Electronics, Inc.	10,481
3,396	LG Electronics, Inc.	148,001
8,200	MRV Engenharia e Participacoes SA	30,086
5,844	PIK Group*	26,493
44,771	Skyworth Digital Holdings, Ltd.	32,391
40,213	Steinhoff International Holdings NV	230,990
55,000	Tatung Co., Ltd.*	13,674
363	Whirlpool of India, Ltd.*	5,551
3,000	Zeng Hsing Industrial Co., Ltd.	15,433

		805,314

Household Products (0.5%):
9,507	Hindustan Unilever, Ltd.	124,106
47,435	Kimberl- Clark de Mexico SAB de C.V.	107,325
24,400	PT Unilever Indonesia Tbk	83,333

		314,764

Independent Power & Renewable Electricity Producers (1.1%):
40,100	Aboitiz Power Corp.	37,890
10,952	Adani Power, Ltd.*	4,112
25,005	AES Gener SA	8,247
7,121	AES Tiete Energia SA	35,631
46,000	Beijing Jingneng Clean Energy Co., Ltd., Series H	14,168
37,000	China Longyuan Power Group Corp.	30,297
59,000	China Power International Develpoment, Ltd.	22,932
28,000	China Power New Energy Development Co., Ltd.	17,709
14,000	China Resources Power Holdings Co.	24,293
118,755	Colbun SA	23,675
34,000	Datang International Power Generation Co., Ltd.	9,138
3,700	Electricity Generating Public Co., Ltd.	21,255
1,528	Empresa Nacional de Electricidad SA, ADR	30,316
2,428	Endesa Americas SA, ADR	33,263
446,900	Energy Development Corp.	54,716

Shares		Fair Value
Common Stocks, continued
Independent Power & Renewable Electricity Producers, continued
2,800	Engie Brasil Energia SA	$33,360
68,600	First Gen Corp.	35,573
14,300	Glow Energy Public Co., Ltd.	33,006
38,000	Huadian Fuxin Energy Corp., Class H	10,540
20,000	Huadian Power International Corp., Ltd.	9,020
708	Huaneng Power International, Inc., ADR	17,778
132,000	Huaneng Renewables Corp., Ltd.	46,176
10,150	JSW Energy, Ltd.	11,193
208,800	Lopez Holdings Corp.	35,542
25,620	NHPC, Ltd.	9,637
11,558	NTPC, Ltd.	25,755
9,799	PTC India, Ltd.	10,993
11,263	Reliance Power, Ltd.	8,093
33,200	SPCG Public Co., Ltd.	19,490
6,000	Taiwan Cogeneration Corp.	4,441

		678,239

Industrial Conglomerates (2.1%):
20,580	Aboitiz Equity Ventures, Inc.	32,171
906	Aditya Birla Nuvo, Ltd.	18,621
114,747	Alfa SAB de C.V., Class A	178,765
119,100	Alliance Global Group, Inc.	39,004
6,000	Beijing Enterprises Holdings, Ltd.	30,558
34,950	Berli Jucker Public Co., Ltd.	45,050
10,712	Bidvest Group, Ltd.	126,400
33,516	Boustead Holdings Berhad	17,526
62,000	Citic, Ltd.	88,891
239	CJ Corp.	40,515
167,000	DMCI Holdings, Inc.	41,632
234	Doosan Corp.	21,588
4,536	Enka Insaat ve Sanayi AS	6,650
31,620	Far Eastern New Century Corp.	23,708
15,000	Fosun International, Ltd.	22,685
10,759	Grupo Carso SAB de C.V.	43,158
21,847	GRUPO KUO SAB de C.V., Series B	42,150
879	Hanwha Corp.	28,032
30,800	Hap Seng Consolidated Berhad	57,397
47,440	JG Summit Holdings, Inc.	72,906
72,431	KAP Industrial Holdings, Ltd.	39,592
10,575	KOC Holdings AS	45,446
770	LG Corp.	45,455
115,300	LT Group, Inc.	36,473
7,416	Reunert, Ltd.	33,178
30,840	San Miguel Corp.	51,849
13,000	Shanghai Industrial Holdings, Ltd.	37,563
21,400	Sime Darby Berhad	39,624
81	SK C&C Co., Ltd.	15,618
1,290	SM Investments Corp.	17,989
25,919	Turkiye Sise ve Cam Fabrikalari AS	27,547

		1,367,741

Insurance (3.0%):
198	Bajaj Finserv, Ltd.	9,155
7,200	Bangkok Life Assurance Public Co., Ltd.	9,320
6,175	BB Seguridade Participacoes SA	56,972
71,000	Cathay Financial Holding Co., Ltd.	91,264
2,673	China Life Insurance Co., Ltd., ADR^	34,963
11,000	China Life Insurance Co., Ltd.	28,673
59,488	China Life Insurance Co., Ltd.	54,695
12,800	China Pacific Insurance Group Co., Ltd., Class H	47,570
26,000	China Taiping Insurance Holdings Co., Ltd.*	51,732

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
10,800	Dhipaya Insurance Public Co., Ltd.	$12,015
8,993	Discovery, Ltd.	74,242
1,507	Dongbu Insurance Co., Ltd.	93,571
2,194	Hanwha General Insurance Co., Ltd.	13,005
3,119	Hanwha Life Insurance Co., Ltd.	16,363
2,150	Hyundai Marine & Fire Insurance Co., Ltd.	70,841
2,724	Korean Reinsurance Co.	28,828
5,916	Liberty Holding, Ltd.	50,349
1,558	LIG Insurance Co., Ltd.	38,560
10,400	LPI Capital Berhad	41,762
1,787	Max Financial Services, Ltd.	15,007
3,465	Mercuries Life Insurance Co., Ltd.*	1,643
1,882	Meritz Fire & Marine Insurance Co., Ltd.	26,334
28,993	MMI Holdings, Ltd.	47,429
35,100	MPHB Capital Berhad*	11,379
7,900	New China Life Insurance Co., Ltd.	35,350
149,000	People’s Insurance Co. Group of China, Ltd.	60,824
48,000	Picc Property & Casuality Co., Ltd., Class H	80,263
47,500	Ping An Insurance Group Co. of China, Ltd.	248,620
2,500	Porto Seguro SA	23,058
7,140	Powszechny Zaklad Ubezpieczen SA	45,688
518,000	PT Panin Financial Tbk*	7,551
250	Samsung Fire & Marine Insurance Co., Ltd.	63,529
520	Samsung Life Insurance Co., Ltd.	49,923
31,280	Sanlam, Ltd.	145,920
2,365	Santam, Ltd.	38,657
232,105	Shin Kong Financial Holdings Co., Ltd.*	51,044
5,847	Sul America SA	29,167
675	Tongyang Life Insurance	6,966

		1,812,232

Internet & Direct Marketing Retail (0.1%):
108	CJ O Shopping Co., Ltd.	15,828
91	GS Home Shopping, Inc.	13,612
1,712	Interpark Holdings Corp.	7,861

		37,301

Internet Software & Services (2.0%):
1,139	Daou Technology, Inc.	22,458
194	Daum Kakao Corp.	14,427
234	NHN Corp.	187,869
2,505	Pchome Online, Inc.	29,604
37,400	Tencent Holdings, Ltd.	1,036,313

		1,290,671

IT Services (2.2%):
10,000	Chinasoft International, Ltd.*	4,620
6,280	Cielo SA	63,117
655	eClerx Services, Ltd.	14,813
3,739	EOH Holdings, Ltd.	45,777
10,448	HCL Technologies, Ltd.	125,296
2,719	Hexaware Technologies, Ltd.	7,727
37,860	Infosys, Ltd., ADR^	597,430
463	KCP Co., Ltd.	7,939
3,450	Mindtree, Ltd.	24,942
1,344	Mphasis, Ltd.*	10,527
73,800	MyEG Services Berhad	40,831
954	Persistent Systems, Ltd.	9,173
7	Samsung SDS Co., Ltd.	981
12,199	Sonda SA	23,636
7,763	Tata Consultancy Services, Ltd.	284,240

Shares		Fair Value
Common Stocks, continued
IT Services, continued
5,583	Tech Mahindra, Ltd.	$35,275
5,423	Vakrangee, Ltd.	19,554
111	Wipro, Ltd.	800

		1,316,678

Leisure Products (0.1%):
6,000	Giant Manufacturing Co., Ltd.	42,531
6,000	Merida Industry Co., Ltd.	28,513

		71,044

Life Sciences Tools & Services (0.0%):
1,081	Divi’s Laboratories, Ltd.	21,019

Machinery (1.0%):
816	AIA Engineering, Ltd.	15,855
3,000	AirTac International Group	26,821
15,517	Ashok Leyland, Ltd.	18,641
28,600	Changsha Zoomlion Heavy Industry Science & Technology	10,104
10,500	China Conch Venture Holdings, Ltd.	20,557
7,600	China International Marine Containers Group Co., Ltd.	8,956
29,000	CRRC Corp., Ltd., Class H	26,355
26,000	CSBC Corp. Taiwan	11,254
1,465	Cummins India, Ltd.	19,975
3,522	Daewoo Shipbuilding & Marine Engineering Co., Ltd.*(a)(c)	14,329
4,412	Doosan Infracore Co., Ltd.*	31,710
176	Eicher Motors, Ltd.	65,788
8,000	Haitian International Holdings, Ltd.	15,831
1,855	Hanjin Heavy Industries & Contruction Co., Ltd.*	7,175
4,202	Hiwin Technologies Corp.	22,104
167	Hyundai Elevator Co., Ltd.*	10,314
468	Hyundai Heavy Industries Co.*	58,850
337	Hyundai Mipo Dockyard Co., Ltd.*	22,775
50	Hyundai Rotem Co., Ltd.*	939
3,800	Iochpe-Maxion SA	20,919
1,000	King Slide Works Co., Ltd.	12,961
92,000	Lonking Holdings, Ltd.	13,472
136	Otokar Otomotiv Ve Savunma Sanayi AS	4,655
3,844	Samsung Heavy Industries Co., Ltd.*	32,788
2,000	Shin Zu Shing Co., Ltd.	6,637
29,500	Sinotruk Hong Kong, Ltd.	15,824
837	Turk Traktor ve Ziraat Makineleri AS	22,766
6,446	WEG SA	35,346
10,000	Weichai Power Co., Ltd., Class H	13,480
11,000	Yungtay Engineering Co., Ltd.	16,392

		603,573

Marine (0.1%):
24,000	China Shipping Development Co., Ltd., Class H	13,088
38,380	Evergreen Marine Corp. (Taiwan), Ltd.*	14,850
33,207	Grindrod, Ltd.	27,940
16,500	MISC Berhad	30,153
4,000	U-Ming Marine Transport Corp.	2,860
21,000	Wisdom Marine Lines Co., Ltd.	20,913
37,000	Yang Ming Marine Transport*	8,386

		118,190

Media (1.6%):
30,000	Alibaba Pictures Group, Ltd.*	6,295
52,700	Astro Malaysia Holdings Berhad	34,744
47,000	BEC World Public Co., Ltd.	29,931
748	Cheil Worldwide, Inc.	10,890
408	CJ CGV Co., Ltd.	31,060
301	CJ E&M Corp.	20,873

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
546	CJ Hellovision Co., Ltd.	$4,469
4,478	Cyfrowy Polsat SA*	28,777
13,912	Dish Tv India, Ltd.*	19,541
8,943	Grupo Televisa SA, ADR	229,746
2,348	Jagran Prakashan, Ltd.*	6,468
940	KT Skylife Co., Ltd.	13,728
193	Loen Entertainment, Inc.*	13,687
27,800	Major Cineplex Group Public Co., Ltd.	24,707
18,545	Megacable Holdings SAB de C.V.	71,243
800	Multiplus SA	10,887
1,229	Naspers, Ltd.	213,159
327,000	PT Global MediaCom Tbk	22,371
177,400	PT Media Nusantara Citra Tbk	27,466
190,700	PT Surya Citra Media Tbk	41,157
750	PVR, Ltd.	13,382
25,700	RS Public Co., Ltd.	6,027
413	S.M.Entertainment Co.*	10,442
1,500	Smiles SA	25,063
4,534	Sun Tv Network, Ltd.	34,483
20,498	Tv18 Broadcast, Ltd.*	13,753
81,100	Vgi Global Media plc	13,051
6,072	ZEE Entertainment Enterprises, Ltd.	49,954

		1,027,354

Metals & Mining (4.6%):
4,055	African Rainbow Minerals, Ltd.	24,455
26,000	Angang Steel Co., Ltd.	12,609
1,552	Anglo American Platinum, Ltd.*	43,835
16,621	AngloGold Ashanti, Ltd., ADR*	264,605
2,033	ArcelorMittal South Africa, Ltd.*	1,321
2,498	Assore, Ltd.	27,091
29,500	China Hongqiao Group, Ltd.	26,491
3,000	China Metal Products Co., Ltd.	2,924
56,000	China Steel Corp.	39,497
44,400	China Zhongwang Holdings, Ltd.	21,563
40,809	Companhia Siderurgica Nacional SA, ADR*^	112,633
3,972	Dongkuk Steel Mill Co., Ltd.*	28,514
14,863	Eregli Demir ve Celik Fabrikalari T.A.S.	20,517
21,000	Feng Hsin Steel Co., Ltd.	27,411
41,761	Gerdau SA, ADR	113,589
41,553	Gold Field, Ltd., ADR	201,532
471	Grupa Kety SA	48,472
93,567	Grupo Mexico SAB de C.V., Series B	228,886
4,210	Grupo Simec SA de C.V., Series B*	13,035
19,883	Hindalco Industries, Ltd.	45,886
1,195	Hyundai Steel Co.	55,504
18,316	Impala Platinum Holdings, Ltd.*	92,932
7,412	Industrias CH SA*	32,948
2,595	Industrias Penoles SAB de C.V.	62,114
15,000	Jiangxi Copper Co., Ltd.	17,231
20,933	Jindal Steel & Power, Ltd.*	24,030
2,531	JSW Steel, Ltd.	65,886
43,143	Kardemir Karabuk Demir Celik Sanayi VE Ticaret AS, D	18,272
1,235	KGHM Polska Miedz SA	24,089
40	KISWIRE, Ltd.	1,415
115	Korea Zinc Co.	50,374
1,878	Koza Altin Isletmeleri AS*	10,639
1,922	Kumba Iron Ore, Ltd.*	17,379
166	Kumkang Kind Co., Ltd.	7,412
52,000	Maanshan Iron & Steel Co., Ltd.*	11,878
23,056	Minera Frisco SAB de C.V.*	16,057
3,766	MMC Norilsk Nickel PJSC, ADR	60,444
52,000	MMG, Ltd.*	13,174

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
30,384	National Aluminum Co., Ltd.	$20,991
18,113	Northam Platinum, Ltd.*	68,607
2,692	Novolipetsk Steel OJSC, Registered Shares, GDR	34,955
2,030	POSCO, ADR^	103,692
26,800	Press Metal Berhad	27,900
764,200	PT Aneka Tambang Persero Tbk*	48,212
71,800	PT Vale Indonesia Tbk*	16,349
3,505	Royal Bafokeng Platinum, Ltd.*	13,119
697	Seah Besteel Corp.	15,893
2,792	Severstal PAO, GDR	33,687
88,000	Shougang Fushan Resources Group, Ltd.	19,997
43,737	Sibanye Gold, Ltd.	156,626
11,722	Steel Authority of India, Ltd.*	8,197
73,000	STP & I Public Co., Ltd.	17,879
15,696	Tata Steel, Ltd., GDR	86,333
7,000	Ton Yi Industrial Corp.	3,116
22,000	Tung Ho Steel Enterprise Corp.	13,083
7,991	Vale SA, ADR	43,951
15,941	Vedanta, Ltd., ADR	165,308
3,000	Yeong Guan Energy Technology Group Co., Ltd.	16,480
36,050	Yieh Phui Enterprise Co., Ltd.*	12,277
3,500	Zhaojin Mining Industry Co., Ltd.	3,471

		2,816,767

Multiline Retail (0.8%):
37,800	Aeon Co. (M) Berhad	26,476
59,000	Far Eastern Department Stores, Ltd.	31,835
15,000	Golden Eagle Retail Group, Ltd.	19,177
23,569	Grupo Sanborsn SAB de C.V.	26,675
295	Hyundai Department Store Co., Ltd.	31,764
23,500	Intime Retail Group Co., Ltd.	20,630
7,200	Lojas Americanas SA	31,731
11,686	Lojas Renner SA	88,303
214	Lotte Shopping Co., Ltd.	40,236
3,060	Poya International Co., Ltd.	45,576
8,500	PT Matahari Department Store Tbk	12,070
489,200	PT Multipolar Tbk*	13,469
39,838	Ripley Corp SA	24,515
1,378	S.A.C.I. Falabella	10,105
130	Shinsegae Department Store Co.	21,454
20,564	Woolworths Holdings, Ltd.	116,082

		560,098

Multi-Utilities (0.1%):
151,000	YTL Corporation Berhad	65,389
65,800	YTL Power International Berhad	25,489

		90,878

Oil, Gas & Consumable Fuels (6.0%):
30,900	Bangchak Petroleum Public Co., Ltd.	27,329
3,242	Bharat Pertoleum Corp., Ltd.	29,900
5,402	Cairn India, Ltd.	16,299
186,000	China Petroleum & Chemical Corp., Class H	136,833
23,000	China Shenhua Energy Co., Ltd.	45,627
58,000	CNOOC, Ltd.	73,082
1,141	CNOOC, Ltd., ADR	144,324
2,482	Coal India, Ltd.	12,051
1,750	Cosan sa industria e Comercio	20,247
9,789	Ecopetrol SA, ADR*^	85,751
1,700	Empresas Copec SA	15,900
81,200	Energy Absolute Public Co., Ltd.	60,571
8,460	Exxaro Resources, Ltd.	52,206
7,000	Formosa Petrochemical Corp.	21,118
25,632	Gazprom OAO, ADR	107,988

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
4,041	Grupa Lotos SA*	$30,176
1,737	GS Holdings	84,541
20	Hankook Shell Oil Co., Ltd.	8,165
7,768	Indian Oil Corp., Ltd.	68,028
279,900	IRPC Public Co., Ltd.	39,600
64,000	Kunlun Energy Co., Ltd.	49,346
340	Lubelski Wegiel Bogdanka SA*	5,052
3,328	LUKOIL PJSC, ADR	162,172
698	MOL Hungarian Oil & Gas plc	43,300
288	NovaTek OAO, Registered Shares, GDR	31,706
5,088	Oil & Natural Gas Corp., Ltd.	19,665
407	PetroChina Co., Ltd., ADR	27,188
48,000	PetroChina Co., Ltd., Class H	31,901
28,747	Petroleo Brasileiro SA, ADR*	238,887
19,311	Petroleo Brasileiro SA, ADR*	180,172
214,800	Petron Corp.	45,248
3,800	Petronas Dagangan Berhad	21,647
5,372	Petronet LNG, Ltd.	27,913
7,038	Polski Koncern Naftowy Orlen SA	120,249
25,218	Polskie Gornictwo Naftowe i Gazownictwo SA	33,413
490,000	PT Adaro Energy Tbk	45,635
19,800	PT Indo Tambangraya Megah Tbk	16,556
475,000	PT Sugih Energy Tbk*(a)(c)	4,150
49,500	PT United Tractors Tbk	67,300
34,600	PTT Exploration & Production Public Co., Ltd.	81,703
34,600	PTT Public Co., Ltd.	341,162
6,946	Reliance Industries, Ltd., GDR(b)	226,116
10,622	Rosneft Oil Co., Registered Shares, GDR, GDR	58,042
7,388	Sasol, Ltd., ADR	201,841
15,980	Semirara Mining and Power Corp.	37,446
607	SK Energy Co., Ltd.	89,721
349	SK Gas, Ltd.	32,825
309	S-Oil Corp.	22,904
25,300	Tambang Batubara Bukit Asam Tbk PT	18,758
867	Tatneft Pjsc, ADR	26,756
22,600	Thai Oil Public Co., Ltd.	44,946
376	The Great Eastern Shipping Co., Ltd.	1,994
2,548	Tupras-Turkiye Petrol Rafine	48,339
11,402	Ultrapar Participacoes SA, ADR	249,590
252,000	United Energy Group, Ltd.*	12,308
2,362	Yanzhou Coal Mining Co., Ltd., ADR^	16,014

		3,761,701

Paper & Forest Products (0.7%):
7,803	Duratex SA	20,782
5,996	Empresas CMPC SA	11,936
10,650	Fibria Celulose SA, ADR	75,295
1,954	Hansol Holdings Co., Ltd.*	12,120
146	Hansol Paper Co., Ltd.	2,731
19,000	Lee & Man Paper Manufacturing, Ltd.	17,361
4,549	Mondi, Ltd.	95,904
43,000	Nine Dragons Paper Holdings, Ltd.	40,494
24,247	Sappi, Ltd.*	125,733
6,600	Suzano Papel e Celulose SA, Class A	21,313
47,000	YFY, Inc.	13,811

		437,480

Personal Products (1.0%):
267	Amorepacific Corp.	94,444
384	Amorepacific Group	57,748
926	Bajaj Corp., Ltd.	5,382

Shares		Fair Value
Common Stocks, continued
Personal Products, continued
945	Colgate-Palmolive India, Ltd.	$13,796
159	Cosmax, Inc.	21,916
8,409	Dabur India, Ltd.	34,309
13,140	Eis Eczacibasi Ilac Sanayi VE Finansal Yatirimlar	17,300
1,393	Emami, Ltd.	24,584
101	Gillette India, Ltd.	6,600
1,015	Godrej Consumer Products, Ltd.	24,234
3,000	Grape King BIO, Ltd.	24,944
9,000	Hengan International Group Co., Ltd.	74,949
2,700	Hypermarcas SA	23,358
499	Korea Kolmar Co., Ltd.	43,690
127	LG Household & Health Care, Ltd.	110,188
8,551	Marico, Ltd.	35,427
4,000	Natura Cosmeticos SA	38,701
57	Procter & Gamble Hygiene & Healthcare, Ltd.	5,833
261	Sansung Life & Science Co., Ltd.*	5,924

		663,327

Pharmaceuticals (1.7%):
510	Ajanta Pharma, Ltd.	15,405
840	Alembic Pharmaceuticals, Ltd.	8,274
3,947	Aspen Pharmacare Holdings, Ltd.	89,334
7,287	Aurobindo Pharma, Ltd.	93,923
3,311	Cadila Healthcare, Ltd.	19,323
21,000	China Medical System Holdings, Ltd.	35,344
22,000	China Pharmaceutical Enterprise & Investment Corp.	22,081
3,000	China Shineway Pharmaceutical Group, Ltd.	3,085
12,000	China Traditional Chinese Medicine Co., Ltd.	6,216
181	Chong Kun Dang Pharmaceutical Corp.	16,646
3,884	Cipla, Ltd.	33,908
12,000	Dawnrays Pharmaceutical Holdings, Ltd.	7,859
3,257	Dr. Reddy’s Laboratories, Ltd., ADR^	151,191
8	Glaxo smithkline Pharmaceuticals, Ltd.	334
3,004	Glenmark Pharmaceuticals, Ltd.	41,741
49	Hanmi Pharm Co., Ltd.	22,735
204,000	Hua Han Bio-Pharmaceutical Holdings, Ltd.(c)	14,044
66	Huons Co., Ltd.*	3,861
35	Ipca Laboratories, Ltd.*	316
2,206	Jubilant Life Sciences, Ltd.	20,434
1,201	Jw Holdings Corp.	18,073
318	LG Life Sciences, Ltd.*	17,875
3,131	Lupin, Ltd.	69,953
470	Piramal Enterprises, Ltd.	13,009
287,900	PT Kalbe Farma Tbk	37,988
697	Richter Gedeon Nyrt	14,172
57	Sanofi India, Ltd.	3,548
91,000	Sihuan Pharmaceutical Holdings Group, Ltd.	20,009
60,000	Sino Biopharmaceutical, Ltd.	40,578
40,172	SSY Group, Ltd.	13,829
202	Strides Shasun, Ltd.	3,059
5,115	Sun Pharmaceutical Industries, Ltd.	57,200
11,000	Tong Ren Tang Technologies Co., Ltd.	21,321
695	Torrent Pharmaceuticals, Ltd.	17,014
5,000	TTY Biopharm Co., Ltd.	20,677
1,348	Wockhardt, Ltd.*	17,718

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
87	Yuhan Corp.	$21,954

		1,014,031

Professional Services (0.0%):
5,146	Sporton International, Inc.	25,760

Real Estate Management & Development (3.6%):
42,000	Agile Property Holdings, Ltd.	23,937
2,900	Aliansce Shopping Centers SA	13,779
98,800	AP Thailand plc	20,754
38,800	Ayala Land, Inc.	31,461
438,000	Bangkok Land Public Co., Ltd.	20,271
30,000	Beijing Capital Land, Ltd.	12,330
268,000	Belle Corp.	16,491
16,890	BR Malls Participacoes SA*	64,306
62,000	C C Land Holdings, Ltd.	16,339
22,000	Cathay Real Estate Development Co., Ltd.*	10,336
35,000	Central Pattana Public Co., Ltd.	59,131
107,000	China Evergrande Group	72,746
62,000	China Merchants Land, Ltd.	9,469
38,000	China Overseas Grand Oceans Group, Ltd.*	12,342
30,000	China Overseas Land & Investment, Ltd.	102,780
12,000	China Overseas Property Holdings, Ltd.	2,493
30,000	China Resources Land, Ltd.	84,603
78,000	China Sce Property Holdings, Ltd.	19,034
50,000	China South City Holdings, Ltd.	11,163
16,300	China Vanke Co., Ltd., Class H	42,594
8,400	Chong Hong Construction Co., Ltd.	14,231
112,000	CIFI Holdings Group Co., Ltd.	35,355
22,208	Corporacion Inmobiliaria Vesta SAB de C.V.	30,611
110,000	Country Garden Holdings Co., Ltd.	58,309
13,178	DLF, Ltd.	29,105
39,780	Eastern & Oriental Berhad	16,212
2,544	Etalon Group, Ltd.	6,996
16,000	Farglory Land Development Co., Ltd.	19,024
754,000	Filinvest Land, Inc.	28,475
96,000	Franshion Properties China, Ltd.	29,794
159,000	Glorious Property Holdings, Ltd.*	21,151
16,000	Greenland Hong Kong Holdings, Ltd.*	4,674
12,500	Greentown China Holdings, Ltd.*	10,592
26,800	Guangzhou R&F Properties Co., Ltd., Class H	42,365
15,600	Highwealth Construction Corp.	24,222
20,000	Hopson Development Holdings, Ltd.	19,826
18,760	Housing Development & Infrastructure, Ltd.*	22,629
4,000	Huaku Development Co., Ltd.	6,930
19,000	Hung Sheng Construction, Ltd.	10,305
14,324	Indiabulls Real Estate, Ltd.*	19,958
38,561	KSL Holdings Berhad	10,357
31,500	KWG Property Holding, Ltd.	20,808
36,400	L.P.N. Development Public Co., Ltd.	12,013
18,500	Longfor Properties Co., Ltd.	28,555
83,375	Mah Sing Group Berhad	32,694
29,166	Matrix Concepts Holdings Berhad	18,366
378,500	Megaworld Corp.	36,989
59,000	Mingfa Group International Co., Ltd.*(a)(c)	10,783
1,200	Multiplan Empreendimentos Imobiliarios SA	23,420
1,554	New Europe Property Investment plc	17,641
938	Oberoi Realty, Ltd.	4,133

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
15,342	Parque Arauco SA	$34,685
53,000	Poly Property Group Co., Ltd.*	18,141
1,252	Prestige Estates Projects, Ltd.	3,638
33,000	Prince Housing & Development Corp.	10,817
49,600	Pruksa Real Estate Public Co., Ltd.	34,457
417,700	PT Alam Sutera Realty Tbk*	14,858
292,900	PT Bumi Serpong Damai	49,839
434,245	PT Ciputra Development Tbk	53,103
2,256,500	PT Hanson International Tbk*	24,243
397,700	PT Intiland Development Tbk	18,292
23,200	PT Lippo Cikarang Tbk*	10,451
577,600	PT Lippo Karawaci Tbk	43,923
177,300	PT Modernland Realty Tbk*	5,008
817,900	PT Pakuwon Jati Tbk	42,659
251,500	PT Summarecon Agung Tbk	34,087
53,040	Radium Life Tech Co., Ltd.*	16,859
10,000	Redco Properties Group, Ltd.*(b)	7,297
464,000	Renhe Commercial Holdings Co., Ltd.*	11,603
61,200	Robinsons Land Corp.	39,176
13,000	Ruentex Development Co., Ltd.*	15,831
75,023	Shenzhen Investment, Ltd.	35,868
41,500	Shimao Property Holdings, Ltd.	56,492
95,500	Shui On Land, Ltd.	25,984
48,500	Sino-Ocean Land Holdings, Ltd.	22,535
65,700	SM Prime Holdings, Inc.	38,322
707	Sobha, Ltd.	3,113
75,000	Soho China, Ltd.	40,656
58,000	Sunac China Holdings, Ltd.	42,030
29,900	Sunway Berhad	22,419
51,800	Supalai Public Co., Ltd.	36,456
83,000	UEM Sunrise Berhad	23,777
41,000	UOA Development Berhad	24,781
349,500	Vista Land & Lifescapes, Inc.*	38,984
236,000	Yuexiu Property Co., Ltd.	37,378
24,000	Yuzhou Properties Co., Ltd.	8,911

		2,259,555

Road & Rail (0.1%):
91,600	Bts Group Holdings Public Co., Ltd.	22,942
1,030	Container Corporation of India, Ltd.	21,381
34,000	Guangshen Railway Co., Ltd.	17,668
3,800	Localiza Rent a Car SA	46,512
821	PKP Cargo SA*	8,185

		116,688

Semiconductors & Semiconductor Equipment (6.0%):
30,191	Advanced Semiconductor Engineering, Inc., ADR	178,430
5,000	Advanced Wireless Semiconductor Co.	8,146
5,100	Ardentec Corp.	3,905
27,000	Chipbond Technology Corp.	39,721
483	Dongbu Hitek Co., Ltd.*	7,820
8,400	Elite Advanced Laser Corp.	30,323
2,000	eMemory Technology, Inc.	21,424
237	EO Technics Co., Ltd.	13,943
23,000	Epistar Corp.*	17,415
20,000	Everlight Electronics Co., Ltd.	32,077
369,000	GCL-Poly Energy Holdings, Ltd.	49,463
9,000	Gigastorage Corp.*	6,606
14,000	Gintech Energy Corp.*	9,661
13,200	Globetronics Technology Berhad	11,666
2,000	Greatek Electronics, Inc.	2,547
11,000	Holtek Semiconductor, Inc.	17,628
32,000	Inotera Memories, Inc.*	28,272

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
227	Jusung Engineering Co., Ltd.*	$2,178
737	KC Tech Co., Ltd.	11,490
31,000	King Yuan Electronics Co., Ltd.	27,554
9,000	Kinsus Interconnect Technology Corp.	21,035
121	LEENO Industrial, Inc.	4,938
70,000	Macronix International Co., Ltd.*	9,401
10,000	MediaTek, Inc.	76,822
10,000	Motech Industries, Inc.*	10,169
25,424	Nanya Technology Corp.	31,967
26,430	Neo Solar Power Corp.*	13,741
9,000	Novatek Microelectronics Corp.	31,869
48,000	Orient Semiconductor Electronics, Ltd.*	19,301
3,000	Phison Electronics Corp.	22,879
15,000	Powertech Technology, Inc.	39,132
9,000	Radiant Opto-Electronics Corp.	14,665
6,000	Realtek Semiconductor Corp.	19,827
10,057	Semiconductor Manufacturing International Corp., ADR*	56,017
1,476	Seoul Semiconductor Co., Ltd.	19,755
24,000	Shunfeng International Clean Energy, Ltd.*	2,865
4,000	Sigurd Microelectronics Corp.	2,998
10,138	Siliconware Precision Industries Co., ADR	75,021
14,000	Sino-American Silicon Products, Inc.	14,724
5,000	Sitronix Technology Corp.	16,569
7,483	SK Hynix, Inc.	273,902
66,031	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,019,887
14,000	Taiwan Surface Mounting Technology Corp.	11,810
35,700	Unisem (M) Berhad	21,813
114,970	United Microelectronics Corp., ADR	212,696
20,000	Vanguard International Semiconductor Corp.	37,668
7,000	Visual Photonics Epitaxy Co., Ltd.(c)	9,865
15,153	Win Semiconductors Corp.	44,502
157,000	Winbond Electronics Corp.	50,707
750	Wonik Ips Co., Ltd.*	17,442
713	WONIK IPS Co., Ltd.*	4,774
74,000	Xinyi Solar Holdings, Ltd.	27,811

		3,756,841

Software (0.3%):
368	Asseco Poland SA	5,376
4,677	CD Projekt SA*	48,870
244	Com2uS Corp.*	22,224
517	Cyient, Ltd.	3,652
333	DuzonBIzon Co., Ltd.	6,567
4,341	Kpit Technologies, Ltd.	8,110
171	Ncsoft Corp.	46,121
522	NHN Entertainment Corp.*	28,381
548	NIIT Technologies, Ltd.	3,464
34	Oracle Financial Services Software, Ltd.	1,648
2,500	Totvs SA	23,758
989	Webzen, Inc.*	15,401

		213,572

Specialty Retail (0.9%):
331	Cashbuild, Ltd.	10,197
11,000	China Harmony New Energy Auto Holding, Ltd.	5,409
32,500	China Zhentong Auto Services Holdings, Ltd.	10,337

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
2,900	Cia. Hering	$16,062
255,000	GOME Electrical Appliances Holdings, Ltd.	31,411
147,000	Home Product Center Public Co., Ltd.	42,602
1,000	Hotai Motor Co., Ltd.	11,745
729	Hotel Shilla Co., Ltd.	40,117
6,696	Lewis Group, Ltd.	20,023
291	Lotte Himart Co., Ltd.	11,732
6,092	Mr.Price Group, Ltd.	67,509
16,800	Padini Holdings Berhad	11,586
347,300	PT ACE Hardware Indonesia Tbk	23,338
21,783	Super Group, Ltd.*	67,504
9,034	The Foschini Group, Ltd.	92,166
18,143	Truworths International, Ltd.	94,029
4,908	Via Varejo SA	9,570

		565,337

Technology Hardware, Storage & Peripherals (6.4%):
57,000	Acer, Inc.	26,702
4,000	Advantech Co., Ltd.	34,509
13,000	Asia Vital Components Co., Ltd.	10,174
8,000	Asustek Computer, Inc.	71,661
3,000	Casetek Holdings, Ltd.	11,015
13,000	Catcher Technology Co., Ltd.	106,187
8,045	Chicony Electronics Co., Ltd.	20,416
14,000	Clevo Co.	13,115
99,967	CMC Magnetics Corp.*	12,577
87,000	Compal Electronics, Inc.	53,748
92,000	Coolpad Group, Ltd.*	17,392
16,221	Foxconn Technology Co., Ltd.	47,801
23,000	Getac Technology Corp.	26,875
11,000	Gigabyte Technology Co., Ltd.	14,663
9,000	High Tech Computer Corp.*	25,247
20,000	Inventec Corp.	16,350
352	Kona I Co., Ltd.	4,884
122,000	Lenovo Group, Ltd.	81,465
46,460	Lite-On Technology Corp.	67,207
20,000	Micro-Star International Co., Ltd.	52,275
3,120	Mitac Holding Corp.	3,225
37,000	Pegatron Corp.	95,842
82,000	Qisda Corp.	34,911
22,000	Quanta Computer, Inc.	46,143
49,355	Ritek Corp.*	10,087
4,031	Samsung Electronics Co., Ltd., GDR	2,902,777
22	Samsung Electronics Co., Ltd.	32,068
17,000	TCL Communicatin Technology Holdings, Ltd.(c)	16,373
2,000	Tsc Auto Id Technology Co., Ltd.	15,311
40,339	Wistron Corp.	30,103

		3,901,103

Textiles, Apparel & Luxury Goods (0.9%):
6,255	Aksa Akrilik Kimya Sanayii AS	17,062
4,500	Alpargatas SA	13,493
16,000	Anta Sports Products, Ltd.	43,855
1,300	Arezzo Industria E Comercio SA	10,619
3,289	Arvind, Ltd.	16,660
92,000	Belle International Holdings, Ltd.	63,668
150,000	Bosideng International Holdings, Ltd.	13,642
970	CCC SA	45,038
76,000	China Dongxiang Group Co., Ltd.	15,054
23,000	China Lilang, Ltd.	13,077
10,000	Cosmo Lady China Holdings Co., Ltd.(b)	4,133
2,045	Eclat Textile Co., Ltd.	24,515
8,075	Feng Tay Enterprise Co., Ltd.	36,021

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
213	Fila Korea, Ltd.	$18,485
585	Hansae Co., Ltd.	14,284
51	Ilshin Spinning Co., Ltd.	5,804
263	Indo Count Industries, Ltd.	2,871
459	LF Corp.	9,266
4	LPP SA	4,123
3,212	Makalot Industrial Co., Ltd.	15,411
68	Page Industries, Ltd.	15,460
20,000	Pou Chen Corp.	28,300
776,900	PT Sri Rejeki Isman Tbk	12,411
2,940	Rajesh Exports, Ltd.	20,232
7,000	Shenzhou International Group	48,939
388	SRF, Ltd.	10,393
34,140	Tainan Spinning Co., Ltd.	13,516
13,000	Taiwan Paiho, Ltd.	46,681
4,591	Titan Co., Ltd.	27,297
16,000	Weiqiao Textile Co., Ltd.	11,411
5,586	Welspun India, Ltd.	4,440
337	Youngone Corp.	11,355
264	Youngone Holdings Co., Ltd.	14,305

		651,821

Thrifts & Mortgage Finance (0.3%):
5,015	Dewan Housing Finance Corp., Ltd.	21,492
786	Gruh Finance, Ltd.	3,873
2,435	Housing Development Finance Corp., Ltd.	51,132
4,313	Indiabulls Housing Finance, Ltd.	53,825
7,284	LIC Housing Finance, Ltd.	63,529

		193,851

Tobacco (0.6%):
3,300	British American Tobacco Malaysia Berhad	39,244
42,598	ITC, Ltd.	154,793
1,092	KT&G Corp.	124,388
39	Philip Morris CR AS	20,119
7,000	PT Gudang Garam Tbk	33,369

		371,913

Trading Companies & Distributors (0.2%):
709	Adani Enterprises, Ltd.	702
9,275	Barloworld, Ltd.	56,478
447	Daewoo International Corp.	10,027
1,664	Hudaco Industries, Ltd.	12,468
590	LG International Corp.	18,719
47,200	PT AkR Corporindo Tbk	23,426
2,473	SK Network Co., Ltd.	15,049
88	Trencor, Ltd.	217

		137,086

Transportation Infrastructure (1.5%):
11,046	Adani Ports & Special Economic Zone, Ltd.	42,763
6,100	Airports of Thailand Public Co., Ltd.	70,397
13,600	Bangkok Aviation Fuel Services Public Co., Ltd.	14,534
269,182	Bangkok Exressway & Metro Public Co., Ltd.	53,943
20,000	Beijing Capital International Airport Co., Ltd.	22,800
20,000	China Merchants Holdings International Co., Ltd.	53,579
11,900	Companhia de Concessoes Rodoviarias	62,581
48,000	Cosco Pacific, Ltd.	49,454
3,700	Ecorodovias Infraestrutura e Logistica SA*	10,025
1,854	Gateway Distriparks, Ltd.	7,019

Shares		Fair Value
Common Stocks, continued
Transportation Infrastructure, continued
8,915	Grupo Aeroportuario del Centro Norte, SAb de C.V.	$52,566
522	Grupo Aeroportuario del Sureste SAB de C.V., ADR	76,431
11,605	Grupo Aeroporturaio del Pacifico SAB de C.V.	110,351
19,750	International Container Terminal Services, Inc.	31,545
16,000	Jiangsu Expressway Co., Ltd., Series H	22,208
12,000	Malaysia Airports Holdings Berhad	19,042
24,684	OHL Mexico SAB de C.V.*	32,763
1,675	Promotora y Operadora de Infraestructura SAB de C.V.	18,037
54,300	PT Jasa Marga Persero Tbk	19,200
20,000	Shenzhen Expressway Co., Ltd.	21,111
22,000	Shenzhen International Holdings, Ltd.	36,662
58,253	Sociedad Matriz SAAM SA	4,873
6,974	TAV Havalimanlari Holding AS	28,882
70,000	Tianjin Port Development Holdings, Ltd.	10,606
29,300	Westports Holding Berhad	31,154
30,000	Yuexiu Transport Infrastructure, Ltd.	20,587
20,000	Zhejiang Expressway Co., Ltd.	21,220

		944,333

Water Utilities (0.7%):
36,941	Aguas Andinas SA, Class A	23,733
22,000	Beijing Enterprises Water Group, Ltd.	14,983
38,000	China Water Affairs Group, Ltd.	24,533
12,412	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	114,935
1,200	Companhia de Saneamento de Minas Gerais- Copasa MG	12,027
64,000	CT Environmental Group, Ltd.	18,648
50,600	Eastern Water Resources Development And Management Public Co., Ltd., Series F	17,138
22,000	Guangdong Investment, Ltd.	35,114
16,068	Inversiones Aguas Metropolitanas SA	28,741
84,700	Manila Water Co.	51,191
95,500	TTW Public Co., Ltd.	29,840

		370,883

Wireless Telecommunication Services (3.6%):
15,900	Advanced Information Service plc	73,794
22,316	America Movil SAB de C.V., Series L, ADR	255,295
54,584	Axiata Group Berhad	68,890
907	Bharti Airtel, Ltd.	4,283
7,027	China Mobile, Ltd., ADR	432,302
19,500	China Mobile, Ltd.	239,424
52,600	DIGI.com Berhad	63,292
2,969	Empresa Nacional de Telecomunicaciones SA*	29,038
18,000	Far EasTone Telecommunications Co., Ltd.	42,627
18,392	Global Telecom Holding, GDR*	43,390
520	Globe Telecom, Inc.	21,932
14,021	Idea Cellular, Ltd.	16,702
30,200	Maxis Berhad	45,151
2,220	MegaFon PJSC, Registered Shares, GDR	21,201
42,372	MTN Group, Ltd.	363,700
1,112	PLDT, Inc., ADR	39,666
30,600	PT Indosat Tbk*	14,132

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Wireless Telecommunication Services, continued
78,300	PT Tower Bersama Infrastructure Tbk	$36,627
68,700	PT XL Axiata Tbk*	14,252
25,752	Reliance Communications, Ltd.*	17,928
1,682	SK Telecom Co., Ltd., ADR	38,013
14,000	Taiwan Mobile Co., Ltd.	50,451
5,489	Tim Participacoes SA, ADR	67,185
34,600	Total Access Communication Public Co., Ltd.	31,611
5,607	Turkcell Iletisim Hizmetleri AS, ADR*	45,192
11,621	Vimpelcom, Ltd., ADR	40,441
6,240	Vodacom Group, Ltd.	70,206

		2,186,725

Total Common Stocks (Cost $66,722,594)		62,417,739

Preferred Stocks (0.4%):
Chemicals (0.0%):
2,900	Braskem SA, Class A, 5.01%	22,368

Electric Utilities (0.0%):
723	Companhia de Transmissao de Energia, 3.12%	14,675

Independent Power & Renewable Electricity Producers (0.0%):
4,100	Companhia Energetica de Sao Paulo, Class B, 0.59%	18,712

Machinery (0.0%):
17,000	Marcopolo SA, 1.05%*	16,469

Metals & Mining (0.3%):
48,600	Usinas Siderurgicas de Minas Gerais SA, Class A, 0.91%*	52,761
17,081	Vale SA, ADR, 1.93%	80,452

		133,213

Multiline Retail (0.1%):
5,400	Lojas Americanas SA, 0.07%	33,613

Total Preferred Stocks (Cost $210,879)		239,050

Rights (0.0%):
Airlines (0.0%):
543	Asiana Airlines, Inc., Expires on 11/04/16(c)*	—

Machinery (0.0%):
2,386	Samsung Heavy Industries, Expires on 11/09/16(a)(c)*	4,767

Real Estate Management & Development (0.0%):
715	Aliansce Shopping Center, Expires on 10/14/16*	97

Total Rights (Cost $–)		4,864

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (2.1%):
$ 1,301,171	AZL DFA Emerging Markets Core Equity Fund Securities Lending Collateral Account(d)	1,301,171

Total Securities Held as Collateral for Securities on Loan (Cost $1,301,171)		1,301,171

Total Investment Securities (Cost $68,234,644)(e) - 101.8%		63,962,824
Net other assets (liabilities) - (1.8)%		(1,147,425)

Net Assets - 100.0%		$62,815,399

Percentages indicated are based on net assets as of September 30, 2016.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2016. The total value of securities on loan as of September 30, 2016, was $1,266,869.
(a)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2016, these securities represent 0.10% of the net assets of the Fund.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(c)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2016. The total of all such securities represent 0.00% of the net assets of the fund.
(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2016.
(e)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2016:

Country	Percentage
Bermuda	0.3%
Brazil	7.7%
Cayman Islands	0.3%
Chile	1.3%
China	8.6%
Colombia	0.3%
Czech Republic	0.1%
Egypt	0.2%
Guernsey	—	%NM
Hong Kong	5.9%
Hungary	0.2%
India	10.3%
Indonesia	3.4%
Malaysia	4.3%
Mexico	5.0%
Philippines	2.3%
Poland	1.6%
Republic of Korea (South)	15.1%
Romania	—	%NM
Russian Federation	1.3%
South Africa	9.3%
Spain	—	%NM
Switzerland	0.1%
Taiwan, Province Of China	14.0%
Thailand	3.8%
Turkey	1.5%
Ukraine	0.1%
United States	3.0%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

Continued

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds (35.6%):
Banks (1.7%):
$8,000,000	U.S. Bank NA Cincinnati, Series BKNT, 2.13%, 10/28/19, Callable 9/28/19 @ 100	$8,142,704

Beverages (2.3%):
8,895,000	Coca-Cola Co. (The), 1.88%, 10/27/20	9,044,445
2,000,000	Coca-Cola Co. (The), 2.45%, 11/1/20	2,083,546

		11,127,991

Communications Equipment (2.9%):
13,000,000	Cisco Systems, Inc., 4.45%, 1/15/20	14,228,383

Consumer Finance (2.9%):
14,000,000	Toyota Motor Credit Corp., 2.15%, 3/12/20	14,296,240

Diversified Financial Services (1.4%):
6,810,000	Berkshire Hathaway, Inc., 2.20%, 3/15/21, Callable 2/15/21 @ 100^	7,004,909

Food & Staples Retailing (0.9%):
3,922,000	Wal-Mart Stores, Inc., 3.25%, 10/25/20	4,215,703

Household Products (2.1%):
10,015,000	Procter & Gamble Co. (The), 1.85%, 2/2/21^	10,197,764

Internet Software & Services (0.2%):
1,000,000	Alphabet, Inc., 3.63%, 5/19/21	1,097,414

IT Services (2.9%):
10,500,000	Automatic Data Processing, Inc., 2.25%, 9/15/20, Callable 8/15/20 @ 100	10,829,038
1,000,000	IBM Corp., 1.95%, 2/12/19^	1,015,688
1,500,000	IBM Corp., 1.63%, 5/15/20^	1,515,362
1,000,000	IBM Corp., 2.25%, 2/19/21^	1,029,047

		14,389,135

Oil, Gas & Consumable Fuels (5.7%):
14,000,000	Chevron Corp., 1.96%, 3/3/20, Callable 2/3/20 @ 100^	14,194,600
13,331,000	Exxon Mobil Corp., 1.91%, 3/6/20, Callable 2/6/20 @ 100^	13,577,264

		27,771,864

Pharmaceuticals (6.8%):
2,500,000	Johnson & Johnson Co., 2.95%, 9/1/20^	2,651,818
4,900,000	Johnson & Johnson Co., 1.65%, 3/1/21, Callable 2/1/21 @ 100^	4,971,947
11,500,000	Merck & Co., Inc., 1.85%, 2/10/20	11,719,971
4,000,000	Pfizer, Inc., 2.10%, 5/15/19^	4,083,732
10,000,000	Pfizer, Inc., 1.95%, 6/3/21^	10,128,550

		33,556,018

Software (2.9%):
9,000,000	Microsoft Corp., 1.85%, 2/12/20, Callable 1/12/20 @ 100^	9,149,049
4,000,000	Microsoft Corp., 3.00%, 10/1/20	4,244,304
700,000	Microsoft Corp., 2.00%, 11/3/20, Callable 10/3/20 @ 100	714,511

		14,107,864

Technology Hardware, Storage & Peripherals (2.9%):
3,000,000	Apple, Inc., 2.10%, 5/6/19^	3,065,589

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Technology Hardware, Storage & Peripherals, continued
$10,745,000	Apple, Inc., 2.25%, 2/23/21, Callable 1/23/21 @ 100	$11,022,210

		14,087,799

Total Corporate Bonds (Cost $172,317,193)		174,223,788

Foreign Bonds (1.1%):
Sovereign Bonds (1.1%):
3,500,000	Singapore Government, 2.25%, 6/1/21+	2,675,854
4,000,000	Singapore Government, 1.25%, 10/1/21+	2,923,750

		5,599,604

Total Foreign Bonds (Cost $5,638,079)		5,599,604

Yankee Dollars (62.0%):
Banks (30.4%):
5,250,000	Australia & New Zealand Banking Group, Ltd., Regisetred Shares, 2.25%, 6/13/19^	5,335,391
8,000,000	Australia & New Zealand Banking Group, Ltd., Registered Shares, 5.10%, 1/13/20	8,815,000
4,000,000	BK Nederlandse Gemeenten, Registered Shares, 1.63%, 4/19/21	4,033,140
1,568,000	Commonwealth Bank of Australia NY, 2.30%, 9/6/19	1,595,721
12,000,000	Commonwealth Bank of Australia NY, Series G, 2.30%, 3/12/20	12,202,079
13,650,000	Dexia Credit Local SA NY, Registered Shares, 1.88%, 1/29/20	13,735,968
2,000,000	KFW, Series G, 2.75%, 9/8/20	2,112,216
1,000,000	KFW, 1.63%, 3/15/21	1,011,061
2,000,000	National Australia Bank, Ltd., 1.88%, 7/12/21	1,989,780
7,810,000	National Australia Bank, Ltd., Registered Shares, 2.25%, 7/1/19	7,951,955
8,612,000	Nederlandse Waterschapsbank NV, Registed Shares, 1.75%, 9/5/19	8,721,372
3,000,000	Nordea Bank AB, Registered Shares, 4.88%, 1/27/20	3,295,602
2,000,000	Nordea Bank AB, Registered Shares, 2.50%, 9/17/20(a)	2,046,490
8,000,000	NRW.Bank, Series E, 2.00%, 9/23/19	8,154,088
10,000,000	Oesterreichische Kontrollbank AG, 1.38%, 2/10/20	10,047,980
4,000,000	Oesterreichische Kontrollbank AG, 1.88%, 1/20/21	4,082,692
3,000,000	Rabobank Nederland NY, Series G, 2.50%, 1/19/21	3,076,431
3,000,000	Royal Bank of Canada, Series G, 2.15%, 3/15/19	3,047,493
6,500,000	Royal Bank of Canada, Series G, 2.15%, 3/6/20	6,596,668
2,500,000	Royal Bank of Canada, 2.50%, 1/19/21^	2,580,188
4,630,000	Svenska Handelsbanken AB, 2.50%, 1/25/19	4,734,110

Continued

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$9,327,000	Svenska Handelsbanken AB, Series G, 2.40%, 10/1/20	$9,510,313
2,000,000	Toronto-Dominion Bank (The), Series BKNT, 2.13%, 7/2/19	2,031,622
2,411,000	Toronto-Dominion Bank (The), 2.25%, 11/5/19	2,459,673
2,700,000	Toronto-Dominion Bank (The), Series G, 2.50%, 12/14/20	2,776,426
5,000,000	Toronto-Dominion Bank (The), 2.13%, 4/7/21	5,059,790
2,000,000	Toronto-Dominion Bank (The), 1.80%, 7/13/21^	1,992,512
2,000,000	Westpac Banking Corp., 2.30%, 5/26/20	2,035,470
7,500,000	Westpac Banking Corp., 2.60%, 11/23/20	7,708,395

		148,739,626

Diversified Financial Services (13.0%):
4,978,000	Agence Francaise Develop, 1.63%, 1/21/20	5,019,950
334,000	Asian Development Bank, Series G, 1.63%, 3/16/21	338,393
13,000,000	Council of Europe Development Bank, 1.75%, 11/14/19	13,217,048
11,500,000	European Investment Bank, 2.88%, 9/15/20	12,192,910
1,000,000	Inter-American Development Bank, 2.13%, 11/9/20	1,034,094
2,000,000	Japan Finance Organization for Municipalities, Registered Shares, 2.13%, 3/6/19	2,022,374
13,000,000	Kommuninvest I Sverige AB, Registered Shares, 2.00%, 11/12/19	13,276,094
1,000,000	Municipality Finance plc, 1.50%, 3/23/20	1,005,062
2,000,000	Swedish Export Credit Corp., Series G, 1.75%, 8/28/20	2,026,300
11,000,000	Swedish Export Credit Corp., Series G, 1.75%, 3/10/21	11,131,692
2,264,000	The International Bank for Reconstruction and Development, 2.13%, 11/1/20	2,343,747

		63,607,664

Industrial Conglomerates (2.9%):
13,706,000	GE Capital International Funding, 2.34%, 11/15/20	14,077,282

Oil, Gas & Consumable Fuels (7.2%):
4,903,000	Shell International Finance BV, 4.30%, 9/22/19	5,294,500
4,845,000	Shell International Finance BV, 4.38%, 3/25/20	5,288,133
2,700,000	Shell International Finance BV, 2.13%, 5/11/20^	2,740,743
14,000,000	Statoil ASA, 2.25%, 11/8/19	14,274,414
7,000,000	Total Capital SA, 4.45%, 6/24/20	7,692,419

		35,290,209

Sovereign Bonds (8.5%):
1,000,000	Caisse D’amortissement de La Dette Sociale, 2.00%, 3/22/21	1,021,394

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Sovereign Bonds, continued
$14,000,000	Land Nordrhein-Westfalen, 1.63%, 1/22/20	$14,119,994
2,000,000	Province of Manitoba, 2.05%, 11/30/20	2,049,426
9,400,000	Province of Ontario, 4.00%, 10/7/19	10,126,582
1,500,000	Province of Ontario, 1.88%, 5/21/20^	1,524,806
11,700,000	Province of Quebec, 3.50%, 7/29/20	12,589,387

		41,431,589

Total Yankee Dollars (Cost $300,058,723)		303,146,370

Securities Held as Collateral for Securities on Loan (5.4%):
$26,249,754	AZL DFA Five-Year Global Fixed Income Fund Securities Lending Collateral Account(b)	26,249,754

Total Securities Held as Collateral for Securities on Loan (Cost $26,249,754)		26,249,754

Unaffiliated Investment Company (0.6%):
2,949,632	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(c)	2,949,632

Total Unaffiliated Investment Company (Cost $2,949,632)		2,949,632

Total Investment Securities (Cost $507,213,381)(d) - 104.7%		512,169,148
Net other assets (liabilities) - (4.7)%		(23,039,977)

Net Assets - 100.0%		$489,129,171

Percentages indicated are based on net assets as of September 30, 2016.

^	This security or a partial position of this security was on loan as of September 30, 2016. The total value of securities on loan as of September 30, 2016, was $25,481,796.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2016.
(c)	The rate represents the effective yield at September 30, 2016.
(d)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2016:

Country	Percentage
Australia	9.3%
Austria	2.8%
Belgium	2.7%
Canada	10.3%
Denmark	1.0%
Finland	0.2%
France	2.7%
Germany	5.0%
Japan	3.2%
Netherlands	5.7%
Norway	2.8%
Singapore	1.1%
SNAT	5.7%
Sweden	7.9%
United States	39.6%

100.0%

Continued

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Forward Currency Contracts

At September 30, 2016, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
Singapore Dollar	State Street	11/14/16	3,987,094	$2,932,857	$2,925,631	$7,226

				$2,932,857	$2,925,631	$7,226

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (99.2%):
Aerospace & Defense (1.2%):
42,107	BAE Systems plc	$285,627
6,994	CAE, Inc.	99,328
89,464	Cobham plc	194,626
504	Elbit Systems, Ltd.	48,151
3,429	European Aeronautic Defence & Space Co. NV	207,389
7,205	Finmeccanica SpA*	81,719
1,132	LiSi	31,316
26,648	Meggitt plc	155,766
1,077	MTU Aero Engines AG	108,941
12,760	QinetiQ Group plc	39,157
17,470	Rolls-Royce Holdings plc	163,025
2,744	Saab AB	97,663
1,274	Safran SA	91,593
21,867	Senior plc	64,921
17,700	Singapore Technologies Engineering, Ltd.	42,167
1,426	Thales SA	131,333
2,264	Ultra Electronics Holdings plc	52,022
1,616	Zodiac Aerospace	39,342

		1,934,086

Air Freight & Logistics (0.2%):
9,986	Bollore, Inc.	34,715
1,363	BPOST SA	36,872
7,375	Deutsche Post AG	230,452
3,829	Mainfreight, Ltd.	49,528
1,146	Oesterreichische Post AG	40,537
354	Panalpina Welttransport Holdings	49,394
15,641	PostNL NV*	70,992
15,634	Royal Mail plc	99,020
33,900	Singapore Post, Ltd.	36,288
2,700	Yamato Holdings Co., Ltd.	62,852

		710,650

Airlines (0.0%):
4,229	Air France-KLM*	22,719
26,921	Air New Zealand, Ltd.	36,522
40,000	Cathay Pacific Airways, Ltd.	55,875
5,432	Deutsche Lufthansa AG, Registered Shares	60,436
2,130	easyJet plc	27,837
13,156	International Consolidated Airlines Group SA	68,107
28,692	Qantas Airways, Ltd.	68,813
6,500	Singapore Airlines, Ltd.	50,286

		390,595

Auto Components (2.7%):
6,300	Aisin Sieki Co., Ltd.	288,524
167	Autoneum Holding AG	46,943
910	Brembo SpA	54,284
4,500	Bridgestone Corp.	165,996
10,000	Calsonic Kansei Corp.	92,492
2,467	CIE Automotive SA	48,547
6,152	Compagnie Generale des Establissements Michelin SCA, Class B	680,197
485	Continental AG	101,956
4,100	Denso Corp.	163,705
1,800	Eagle Industry Co., Ltd.	21,987
1,724	ElringKlinger AG	30,575
1,700	Exedy Corp.	43,262
2,283	Faurecia	89,324
70,607	GKN plc	293,408
874	Grammer AG	52,943
2,500	Keihin Corp.	39,686
1,600	Koito Manufacturing Co., Ltd.	77,905
11,000	KYB Co., Ltd.	49,205

Shares		Fair Value
Common Stocks, continued
Auto Components, continued
1,768	Leoni AG	$64,372
919	Linamar Corp.	38,377
2,972	Magna International, Inc., ADR	127,648
2,966	Martinrea International, Inc.	18,427
2,000	Mitsuba Corp.	26,376
2,300	NGK Spark Plug Co., Ltd.	40,527
7,300	NHK SPRING Co., Ltd.	70,704
1,800	Nifco, Inc./Japan	95,685
2,500	Nissin Kogyo Co., Ltd.	38,112
1,400	NOK Corp.	30,674
6,062	Nokian Renkaat OYJ	220,935
2,024	Plastic Omnium SA	67,110
2,184	Saf-Holland SA	28,211
8,000	Sanden Holdings Corp.	23,865
2,500	Stanley Electric Co., Ltd.	67,255
17,200	Sumitomo Electric Industries, Ltd.	243,288
5,700	Sumitomo Rubber Industries, Ltd.	86,215
2,500	Tokai Rika Co., Ltd.	48,993
2,500	Topre Corp.	52,552
4,600	Toyo Tire & Rubber Co., Ltd.	64,879
3,200	Toyoda Gosei Co., Ltd.	74,485
3,500	Toyota Boshoku Corp.	78,564
1,500	TPR Co., Ltd.	42,184
2,400	TS Tech Co., Ltd.	60,792
2,000	Unipres Corp.	35,317
2,301	Valeo SA	134,167
82,000	Xinyi Glass Holdings, Ltd.	74,800
6,500	Yokohama Rubber Co., Ltd. (The)	103,921

		4,399,374

Automobiles (3.8%):
5,703	Bayerische Motoren Werke AG (BMW)	479,208
13,547	Daimler AG, Registered Shares	954,183
2,700	Fuji Heavy Industries, Ltd.	101,412
21,900	Honda Motor Co., Ltd.	630,595
8,600	Isuzu Motors, Ltd.	101,149
17,300	Mazda Motor Corp.	265,840
20,100	Mitsubishi Motors Corp.	93,665
39,800	Nissan Motor Co., Ltd.	389,802
2,900	Nissan Shatai Co., Ltd.	26,745
10,721	PSA Peugeot Citroen SA*	163,645
2,159	Renault SA	177,364
5,000	Suzuki Motor Corp.	167,409
38,138	Toyota Motor Corp.	2,212,091
557	Volkswagen AG	80,802
3,300	Yamaha Motor Co., Ltd.	66,810

		5,910,720

Banks (9.2%):
14,000	77th Bank	57,238
12,000	Aomori Bank, Ltd. (The)	38,107
12,000	Aozora Bank, Ltd.	41,340
21,973	Australia & New Zealand Banking Group, Ltd.	466,473
12,000	Awa Bank, Ltd. (The)	73,862
23,992	Banca Popolare dell’Emilia Romarna	89,375
205,446	Banca Popolare di Milano SCARL(BPML)^	82,533
22,808	Banca Popolare di Sondrio SCARL	63,814
33,720	Banco Bilbao Vizcaya Argentaria SA	203,840
61,772	Banco de Sabadell SA	79,096
28,854	Banco Popolare SC	68,026
23,927	Banco Popular Espanol SA	29,542
105,505	Banco Santander SA	466,481
6,708	Bank Hapoalim BM	38,049
18,886	Bank Leumi Le-Israel Corp.*	71,800
24,317	Bank of East Asia, Ltd. (The)	99,256

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
1,217	Bank of Georgia Holdings	$45,874
426,400	Bank of Ireland*	88,826
900	Bank of Iwate, Ltd. (The)	34,803
6,000	Bank of Kyoto, Ltd. (The)	44,002
5,914	Bank of Montreal	387,781
900	Bank of Nagoya, Ltd. (The)	31,366
9,926	Bank of Nova Scotia	525,978
1,320	Bank of Okinawa, Ltd. (The)	39,238
11,648	Bank of Queensland, Ltd.	101,496
26,561	Bankia SA	21,778
20,189	Bankinter SA	143,587
84	Banque Cantonale Vaudoise,Registered Shares	55,066
19,002	Barclays plc, ADR	165,127
14,940	Bendigo & Adelaide Bank, Ltd.	123,382
206	Berner Kantonalbank AG	39,240
7,312	BNP Paribas SA	375,904
51,542	BOC Hong Kong Holdings, Ltd.	175,024
1,553	Canadian Imperial Bank of Commerce	120,404
2,853	Canadian Western Bank	54,916
11,000	Chiba Bank, Ltd. (The)	62,521
5,500	Chugoku Bank, Ltd. (The)	67,126
2,500	Chuo Mitsui Trust Holdings, Inc.	81,145
13,092	Commerzbank AG	84,395
8,865	Commonwealth Bank of Australia	492,935
15,000	Concordia Financial Group, Ltd.	65,578
8,275	Credit Agricole SA	81,635
4,185	Credito Emiliano SpA	22,719
55,201	Credito Valtellinese SC^	19,166
24,187	Criteria Caixacorp SA	61,098
5,046	CYBG plc*	17,406
19,600	Dah Sing Banking Group, Ltd.	35,288
6,800	Dah Sing Financial Holdings, Ltd.	44,791
17,000	Daishi Bank, Ltd. (The)	65,361
4,394	Danske Bank A/S	128,700
6,700	DBS Group Holdings, Ltd.	76,076
3,214	DnB NOR ASA	42,243
3,122	Erste Group Bank AG	92,453
2,598	First International Bank of Israel	33,209
13,000	Fukuoka Financial Group, Inc.	54,007
15,000	Gunma Bank, Ltd. (The)	68,163
8,000	Hachijuni Bank, Ltd. (The)	41,724
2,805	Hang Seng Bank, Ltd.	50,376
18,000	Hiroshima Bank, Ltd. (The)	74,705
15,000	Hokkoku Bank, Ltd. (The)	45,333
4,300	Hokuhoku Financial Group, Inc.	57,891
21,302	HSBC Holdings plc, ADR	801,169
13,000	Hyakugo Bank, Ltd. (The)	47,013
13,000	Hyakujushi Bank, Ltd. (The)	39,697
19,333	ING Groep NV	238,288
51,725	Intesa Sanpaolo SpA	114,816
33,767	Isreal Discount Bank*	62,147
3,400	Iyo Bank, Ltd. (The)	20,576
17,000	Juroku Bank, Ltd. (The)	48,503
2,247	Jyske Bank A/S	105,137
2,101	KBC Groep NV*	122,288
13,000	Keiyo Bank, Ltd. (The)	55,214
3,500	Kiyo Bank, Ltd. (The)	54,918
9,990	Kyushu Financial Group, Inc.	68,189
836	Laurentian Bank of Canada	31,240
77,623	Lloyds TSB Group plc, ADR	222,778
95	Luzerner Kantonalbank AG	39,130
12,870	Mebuki Financial Group, Inc.	46,130
21,715	Mediobanca SpA	141,399
76,200	Mitsubishi UFJ Financial Group, Inc.	384,305

Shares		Fair Value
Common Stocks, continued
Banks, continued
8,000	Miyazaki Bank, Ltd. (The)	$21,241
3,289	Mizrahi Tefahot Bank, Ltd.	41,831
131,300	Mizuho Financial Group, Inc.	219,408
1,700	Musashino Bank, Ltd. (The)	42,985
1,300	Nanto Bank, Ltd. (The)	46,045
20,187	National Australia Bank, Ltd.	432,317
4,237	National Bank of Canada	150,256
12,974	Natixis	60,461
25,000	Nishi-Nippon City Bank, Ltd. (The)(a)	53,506
19,456	Nordea Bank AB	193,045
16,100	North Pacific Bank, Ltd.	57,221
15,000	Ogaki Kyoritsu Bank, Ltd. (The)	50,045
19,052	Oversea-Chinese Banking Corp., Ltd.	121,658
2,199	Raiffeisen International Bank-Holding AG*	33,480
29,500	Resona Holdings, Inc.	124,081
169	Ringkjoebing Landbobank A/S	36,521
8,062	Royal Bank of Canada	499,521
6,584	Royal Bank of Scotland, ADR*	30,681
10,200	Senshu Ikeda Holdings, Inc.	44,962
7,100	Seven Bank, Ltd.	22,730
13,000	Shiga Bank, Ltd. (The)	63,229
25,000	Shinsei Bank, Ltd.	37,802
10,000	Shizuoka Bank, Ltd. (The)	80,084
6,663	Skandinaviska Enskilda Banken AB, Class A	66,925
5,135	Societe Generale	177,189
4,365	Spar Nord Bank A/S	42,264
121	St. Galler Kantonalbank AG	47,356
42,095	Standard Chartered plc*	342,745
8,100	Sumitomo Mitsui Financial Group, Inc.	273,034
7,393	Svenska Handelsbanken AB, Class A	101,561
712	Swedbank AB, Class A	16,726
3,167	Sydbank A/S	96,556
12,000	Toho Bank, Ltd. (The)	42,209
7,500	Tomony Holdings, Inc.	34,930
10,079	Toronto-Dominion Bank (The)	447,508
31,027	UBI Banca - Unione di Banche Italiane SCPA	71,524
34,017	UniCredit SpA	79,272
8,100	United Overseas Bank, Ltd.	112,535
404	Valiant Holding AG	37,143
10,534	Westpac Banking Corp.	239,428
8,000	Yamagata Bank, Ltd. (The)	33,733
9,000	Yamaguchi Financial Group, Inc.	95,918
9,000	Yamanashi Chuo Bank, Ltd. (The)	38,799
8	Zuger Kantonalbank AG	40,746

		14,052,816

Beverages (1.7%):
6,139	A.G. Barr plc	40,854
3,231	Anheuser-Busch InBev NV	424,090
2,300	Asahi Breweries, Ltd.	83,723
8,796	Britvic plc	68,735
8,711	C&C Group plc	36,067
1,347	Carlsberg A/S, Class B	128,713
5,367	Coca-Cola Amatil, Ltd.	42,172
2,600	Coca-Cola East Japan Co., Ltd.	56,453
7,048	Coca-Cola HBC AG	163,535
2,500	Coca-Cola West Co., Ltd.	69,938
2,046	Cott Corp.	29,119
4,973	Davide Campari - Milano SpA	56,020
4,154	Diageo plc, ADR	482,030
1,553	Heineken NV	136,573
2,200	ITO EN, Ltd.	78,066

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Beverages, continued
10,600	Kirin Holdings Co., Ltd.	$175,523
1,755	Royal Unibrew A/S	86,791
3,597	SABMiller plc	209,568
4,000	Sapporo Breweries, Ltd.	110,748
1,000	Suntory Beverage & Food, Ltd.	43,393
2,900	Takara Holdings, Inc.	27,112
24,033	Treasury Wine Estates, Ltd.	203,322

		2,752,545

Biotechnology (0.4%):
836	Actelion, Ltd., Registered Shares	144,779
831	Bavarian Nordic A/S*^	31,463
1,882	CSL, Ltd.	154,530
370	Genmab A/S*	63,417
1,727	Genus plc	43,595
2,522	Grifols SA	54,332
1,359	Shire plc	87,822
1,934	Sirtex Medical, Ltd.	46,861

		626,799

Building Products (0.9%):
1,800	AICA Kogyo Co., Ltd.	47,802
22,000	Asahi Glass Co., Ltd.	142,461
3,786	Assa Abloy AB, Class B	76,899
15	Belimo Holding AG, Registered Shares	49,460
11,000	Central Glass Co., Ltd.	43,354
5,538	Compagnie de Saint-Gobain SA	239,063
1,500	Daikin Industries, Ltd.	139,770
81	dorma+kaba Holding AG	59,966
371	Geberit AG, Registered Shares	162,418
8,263	Kingspan Group plc	222,247
4,500	Lixil Group Corp.	96,545
6,292	Nibe Industrier AB, Class B	55,983
276	Rockwool International A/S	49,777
11,100	Sanwa Holdings Corp.	107,421
44	Schweiter Technologies AG	50,968
1,500	Takara Standard Co., Ltd.	27,855
2,500	TOTO, Ltd.	94,230
2,051	Uponor OYJ	37,963

		1,704,182

Capital Markets (2.4%):
22,738	Aberdeen Asset Management plc	95,959
11,432	Ashmore Group plc	52,317
851	Avanza Bank Holding AB	33,615
3,389	Azimut Holding SpA	49,886
1,975	Banca Generali SpA	37,902
2,585	Bolsas y Mercados Espanoles	76,783
16,820	Brewin Dolphin Holdings plc	57,501
2,179	Brookfield Asset Management, Inc., Class A	76,657
2,455	CI Financial Corp.	47,105
5,744	Close Brothers Group plc	101,884
8,233	Credit Suisse Group AG	107,744
15,000	Daiwa Securities Group, Inc.	84,482
6,978	Deutsche Bank AG, Registered Shares*	91,342
4,489	Deutsche Bank AG, Registered Shares*	58,396
1,634	Deutsche Boerse AG*	132,291
2,513	EFG International AG	12,321
7,427	GAM Holding AG	70,812
4,000	Guoco Group, Ltd.	44,969
5,422	Hargreaves Lansdown plc	89,446
30,449	Henderson Group plc	91,545
5,050	Hong Kong Exchanges & Clearing, Ltd.	133,220

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
23,365	ICAP plc	$141,130
16,331	IG Group Holdings plc	184,333
1,056	IGM Financial, Inc.	28,513
18,343	Investec plc	112,143
4,534	IOOF Holdings, Ltd.	30,167
5,400	Japan Exchange Group, Inc.	84,510
3,026	Julius Baer Group, Ltd.	122,854
11,382	Jupiter Fund Management plc	62,747
186,000	Kingston Financial Group, Ltd.	73,067
3,928	London Stock Exchange Group plc	142,529
3,369	Macquarie Group, Ltd.	212,183
2,210	Magellan Financial Group, Ltd.	36,815
63,933	Man Group plc	93,291
2,600	Nihon M&A Center, Inc.	80,373
25,400	Nomura Holdings, Inc.	113,689
172	Partners Group Holding AG	86,671
1,109	Perpetual, Ltd.	39,779
5,913	Platinum Asset Management, Ltd.	22,862
9,785	Ratos AB, Class B	46,454
8,000	SBI Holdings, Inc.	95,434
983	Schroders plc	34,344
9,000	Singapore Exchange, Ltd.	49,133
2,145	Thomson Reuters Corp.	88,761
1,125	TMX Group, Ltd.	51,670
7,500	Tokai Tokyo Financial Holdings, Inc.	36,354
9,959	Tullett Prebon plc	43,054
3,019	UBS Group AG	41,119
12,335	UBS Group AG	167,545
1,234	Vontobel Holding AG	61,370

		3,929,071

Chemicals (5.3%):
3,000	Adeka Corp.	41,501
705	Agrium, Inc.	63,936
2,015	Air Liquide SA	215,882
8,000	Air Water, Inc.	150,993
4,647	AkzoNobel NV	314,429
2,506	Arkema SA	231,776
19,000	Asahi Kasei Corp.	151,415
6,435	BASF SE	550,235
1,529	Christian Hansen Holding A/S	90,905
15,093	Clariant AG	259,556
2,347	Corbion NV	63,192
2,800	Croda International plc	126,543
7,400	Daicel Chemical Industries, Ltd.	93,827
4,100	Dainippon Ink & Chemicals, Inc.	126,717
21,000	Denka Co., Ltd.	90,877
11,715	DuluxGroup, Ltd.	59,285
88	EMS-Chemie Holding AG	47,236
8,260	Essentra plc	52,012
905	Frutarom Industries, Ltd.	47,635
1,212	Fuchs Petrolub SE	55,320
78	Givaudan SA, Registered Shares	158,683
4,570	Hexpol AB	40,955
2,000	Hitachi Chemical Co., Ltd.	45,847
53,574	Incitec Pivot, Ltd.	116,160
5,044	Israel Chemicals, Ltd.	19,635
2,365	Johnson Matthey plc	101,071
3,100	JSR Corp.	48,725
6,047	K+S AG, Registered Shares	114,877
12,000	Kaneka Corp.	95,054
2,000	Kansai Paint Co., Ltd.	43,817
5,351	Kemira OYJ	72,420
1,975	Koninklijke DSM NV	133,372
5,700	Kuraray Co., Ltd.	84,618
3,857	Lanxess AG	239,504
1,595	Linde AG	271,027

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
1,700	Lintec Corp.	$34,007
1,559	Methanex Corp.	55,625
49,400	Mitsubishi Chemical Holdings Corp.	310,615
7,500	Mitsubishi Gas Chemical Co., Inc.	107,267
34,000	Mitsui Chemicals, Inc.	162,066
3,600	Nihon Parkerizing Co., Ltd.	52,567
8,000	Nippon Kayaku Co., Ltd.	86,247
1,200	Nippon Shokubai Co., Ltd.	74,844
8,000	Nippon Soda Co., Ltd.	34,220
2,300	Nissan Chemical Industries, Ltd.	69,690
2,100	Nitto Denko Corp.	136,315
7,000	NOF Corp.	71,173
3,112	Novozymes A/S, Class B	136,886
7,758	Nufarm, Ltd./Australia	55,826
13,729	Orica, Ltd.	160,137
4,755	Potash Corp. of Saskatchewan, Inc.	77,602
2,500	Shin-Etsu Chemical Co., Ltd.	174,566
6,000	Showa Denko K.K.	75,677
631	Solvay SA	72,915
11,000	Sumitomo Bakelite Co., Ltd.	57,532
68,000	Sumitomo Chemical Co., Ltd.	302,411
1,299	Symrise AG	95,196
1,106	Syngenta AG	483,769
16,458	Synthomer plc	78,743
2,900	Taiyo Nippon Sanso Corp.	30,240
9,600	Teijin, Ltd.	186,230
1,223	Tessenderlo Chemie NV*	40,853
6,500	Toagosei Co., Ltd.	70,618
12,000	Tokai Carbon Co., Ltd.	32,621
11,000	Toray Industries, Inc.	107,039
27,000	Tosoh Corp.	166,518
11,000	Toyo Ink SC Holdings Co., Ltd.	49,316
46,000	Toyobo Co., Ltd.	77,189
52,000	Ube Industries, Ltd.	99,419
3,768	Umicore SA	236,286
3,818	Victrex plc	77,581
597	Wacker Chemie AG	50,292
678	Yara International ASA	22,585
10,000	Zeon Corp.	88,854

		8,720,574

Commercial Services & Supplies (1.6%):
9,046	Aggreko plc	111,789
12,961	Babcock International Group plc	173,857
9,741	Berendsen plc	157,154
1,644	Bilfinger SE*	54,238
1,670	Black Diamond Group, Ltd.	5,691
14,490	Brambles, Ltd.	133,212
3,615	Caverion Corp.	27,813
71,156	Cleanaway Waste Management, Ltd.	61,165
5,000	Dai Nippon Printing Co., Ltd.	49,006
4,203	De La Rue plc	32,366
19,612	Downer EDI, Ltd.	81,735
4,009	Edenred	93,729
54,731	G4S plc	161,570
1,369	Gategroup Holding AG*	74,350
14,558	HomeServe plc	108,433
2,747	Intrum Justitia AB	88,587
2,683	ISS A/S	111,645
2,256	Lassila & Tikanoja OYJ	43,709
3,541	Loomis AB	109,364
5,449	Mears Group plc	32,442
15,147	Mitie Group plc	37,691
2,100	Nissha Printing	51,789
2,100	Park24 Co., Ltd.	68,246
2,696	PayPoint plc	36,059
1,400	Pilot Corp.	58,482

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
7,569	Prosegur Compania de Seguridad SA	$52,880
34,804	Regus plc	117,429
58,477	Rentokil Initial plc	168,461
9,539	RPS Group plc	21,351
1,000	SECOM Co., Ltd.	74,637
9,943	Securitas AB, Class B	166,625
22,019	Shanks Group plc	31,119
468	Societe BIC SA	69,203
2,900	Toppan Forms Co., Ltd.	30,361
5,000	Toppan Printing Co., Ltd.	45,120
3,070	Transcontinental, Inc.	41,236
955	Waste Connections, Inc.	71,338

		2,853,882

Communications Equipment (0.1%):
2,052	Ascom Holding AG	36,975
4,000	Hitachi Kokusai Electric, Inc.	73,395
3,860	Mitel Networks Corp.*	28,366
12,971	Nokia Oyj	75,172
26,263	Spirent Communications plc	27,910
17,805	Telefonaktiebolaget LM Ericsson, Class B	128,542
3,500	VTech Holdings, Ltd.	40,019

		410,379

Construction & Engineering (2.0%):
1,893	ACS, Actividades de Construccion y Servicios SA	57,205
3,353	Aecon Group, Inc.	46,315
3,006	Arcadis NV	43,251
4,202	Astaldi SpA	15,853
838	Badger Daylighting, Ltd.	18,110
17,114	Balfour Beatty plc*	61,966
4,715	Bouygues SA	156,203
7,304	Carillion plc	23,488
337	CIE d’Entreprises CFE SA	37,038
2,966	Cimic Group, Ltd.	65,571
3,800	ComSys Holdings Corp.	67,386
2,232	Eiffage SA	173,384
2,098	Ferrovial SA	44,626
2,220	FLSmidth & Co. A/S	83,519
3,623	Galliford Try plc	62,241
9,600	Hazama Ando Corp.	58,337
832	Hochtief AG	117,296
706	Implenia AG	49,935
4,047	Interserve plc	19,300
2,000	Kajima Corp.	13,981
3,000	Kandenko Co., Ltd.	27,679
3,320	Keller Group plc	37,827
6,038	Kier Group plc	102,891
6,000	Kinden Corp.	69,056
13,092	Koninklijke BAM Groep NV	60,687
2,065	Koninklijke Boskalis Westminster NV	73,481
13,000	Kumagai Gumi Co., Ltd.	33,610
3,300	Kyowa Exeo Corp.	47,001
5,000	Maeda Corp.	42,455
3,000	Maeda Road Construction Co., Ltd.	53,687
3,300	Mirait Holdings Corp.	28,076
5,275	Monadelphous Group, Ltd.	36,813
2,759	NCC AB	72,269
3,000	Nippo Corp.	57,005
15,000	Nishimatsu Construction Co., Ltd.	69,777
9,000	Obayashi Corp.	89,225
4,863	Obrascon Huarte Lain SA	19,505
8,000	Okumura Corp.	45,469
5,593	Outotec OYJ*^	26,860
9,343	Peab AB	80,552

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
9,700	Penta-Ocean Construction Co., Ltd.	$55,303
8,293	Sacyr SA*	17,493
12,041	Salini Impregilo SpA	34,686
8,000	Shimizu Corp.	71,390
4,999	Skanska AB, Class B	116,679
2,692	SNC-Lavalin Group, Inc.	105,748
25,700	Sumitomo Mitsui Construction	24,128
8,000	TAISEI Corp.	59,901
6,000	Toda Corp.	31,643
7,100	United Engineers, Ltd.	12,871
3,316	Vinci SA	253,527
2,228	WSP Global, Inc.	70,196
5,431	YIT OYJ	43,734

		3,186,229

Construction Materials (1.1%):
20,647	Adelaide Brighton, Ltd.	87,752
25,027	Boral, Ltd.	129,699
3,157	Brickworks, Ltd.	33,685
4,153	Buzzi Unicem SpA	85,079
6,949	CRH plc, ADR	231,193
22,791	CSR, Ltd.	63,357
12,804	Fletcher Building, Ltd.	100,161
1,996	HeidelbergCement AG	188,513
175	Imerys SA	12,637
9,660	Italcementi SpA*	114,796
7,436	James Hardie Industries SE	116,616
2,481	LafargeHolcim, Ltd., Registered Shares	133,784
3,584	LafargeHolcim, Ltd., Registered Shares	193,523
20,000	Sumitomo Osaka Cement Co., Ltd.	92,982
40,000	Taiheiyo Cement Corp.	115,357
767	Vicat	49,519

		1,748,653

Consumer Finance (0.0%):
2,700	Hitachi Capital Corp.	57,351
38,000	Sun Hung Kai Properties, Ltd.	23,864

		81,215

Containers & Packaging (0.8%):
11,159	Amcor, Ltd.	129,729
5,621	BillerudKorsnas AB	99,426
356	CCL Industries, Inc.	68,554
42,670	DS Smith plc	212,504
1,400	FP Corp.	78,680
1,100	Fuji Seal International, Inc.	45,256
2,623	Huhtamaki OYJ	122,142
2,589	Intertape Polymer Group, Inc.	44,683
314	Mayr Melnhof Karton AG	34,528
11,000	Rengo Co., Ltd.	67,335
14,419	RPC Group plc	179,383
10,558	Smurfit Kappa Group plc	235,990
2,000	Toyo Seikan Kaisha, Ltd.	35,242
120	Vidrala SA	7,022

		1,360,474

Distributors (0.1%):
2,000	Canon Marketing Japan, Inc.	37,217
1,179	D’ieteren SA/NV	54,884
12,257	Inchcape plc	104,596

		196,697

Diversified Consumer Services (0.0%):
1,100	Benesse Holdings, Inc.	28,081
1,861	Dignity plc	67,580
3,169	EnerCare, Inc.	45,585
3,457	InvoCare, Ltd.	36,919

Shares		Fair Value
Common Stocks, continued
Diversified Consumer Services, continued
13,423	Slater & Gordon, Ltd.*	$3,860

		182,025

Diversified Financial Services (0.5%):
1,242	Ackermans & Van Haaren NV	164,543
39,825	AMP, Ltd.	161,530
4,284	Banca Mediolanum SpA	28,416
2,300	Century Tokyo Leasing Corp.	83,435
10,311	Challenger, Ltd.	80,449
5,700	Element Fleet Management Corp.	71,348
122,000	First Pacific Co., Ltd.	87,346
772	Onex Corp.	49,723

		726,790

Diversified Telecommunication Services (2.2%):
974	BCE, Inc.	44,979
5,708	Belgacom SA	170,275
20,307	Bezeq Israeli Telecommunication Corp., Ltd. (The)	38,291
29,763	BT Group plc	150,039
18,127	Chorus, Ltd.	51,693
94,000	CITIC Telecom International Holdings, Ltd.	35,175
21,752	Deutsche Telekom AG, Registered Shares	364,589
4,973	Elisa OYJ	183,370
31,120	France Telecom SA	486,911
88,000	Hutchison Telecommunications Holdings, Ltd.	29,981
271	Iliad SA	56,860
16,506	Inmarsat plc	151,010
25,274	KCOM Group plc	37,977
53,529	Koninklijke (Royal) KPN NV	177,666
1,947	Manitoba Telecom Services, Inc.	55,955
3,000	Nippon Telegraph & Telephone Corp.	137,031
275,553	PCCW, Ltd.	169,379
37,800	Singapore Telecommunications, Ltd.	110,863
230	Swisscom AG, Registered Shares	109,223
18,712	Talktalk Telecom Group plc	48,983
28,144	TDC A/S	165,971
61,847	Telecom Corp. of New Zealand, Ltd.	162,577
199,047	Telecom Italia SpA*	164,681
8,067	Telefonica Deutschland Holding AG	32,424
19,665	Telefonica SA	198,969
3,069	Telenor ASA	52,795
43,030	Telia Co AB	192,676
17,092	Telstra Corp., Ltd.	67,869
5,536	TPG Telecom, Ltd.	36,729
8,402	Vocus Communications, Ltd.	40,346

		3,725,287

Electric Utilities (1.0%):
1,357	Acciona SA	102,532
30,714	AusNet Services	38,633
4,700	Chubu Electric Power Co., Inc.	68,441
2,800	Chugoku Electric Power Co., Inc. (The)	35,199
8,064	CLP Holdings, Ltd.	83,724
3,575	Electricite de France	43,487
531	Elia System Operator SA/NV	27,129
34,052	Enel SpA	151,852
1,542	Fortis, Inc.	49,594
4,466	Fortum OYJ	72,130
53,000	HK Electric Investments, Ltd.(b)	52,041
4,200	Hokkaido Electric Power Co., Inc.	35,838
3,200	Hokuriku Electric Power Co.	39,005
5,961	Hongkong Electric Holdings, Ltd.	58,389
73,220	Iberdrola SA	497,346

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
17,287	Infratil, Ltd.	$40,782
5,100	Kansai Electric Power Co., Inc. (The)*	46,332
3,800	Kyushu Electric Power Co., Inc.	35,350
4,360	Red Electrica Corporacion SA	93,971
8,543	Scottish & Southern Energy plc	173,385
3,300	Shikoku Electric Power Co., Inc.	32,603
22,841	Spark Infrastructure Group	40,428
7,844	Terna SpA	40,440
3,400	Tohoku Electric Power Co., Inc.	44,348
10,200	Tokyo Electric Power Co., Inc. (The)*	44,120

		1,947,099

Electrical Equipment (1.9%):
35,816	ABB, Ltd.	804,443
22,000	Fuji Electric Holdings Co., Ltd.	100,811
3,400	Furukawa Electric Co., Ltd. (The)	92,338
11,535	Gamesa Corporacion Tecnologica SA	276,161
18,000	GS Yuasa Corp.	74,131
784	Huber & Suhner AG	52,310
19,000	Johnson Electric Holdings, Ltd.	48,791
2,352	Legrand SA	138,658
62,530	Melrose Industries plc	141,490
13,000	Mitsubishi Electric Corp.	166,457
1,508	Nexans SA*	86,478
1,000	Nidec Corp.	92,015
2,914	OSRAM Licht AG	171,045
7,024	Prysmian SpA	184,030
765	Schneider Electric SA	53,335
2,158	TKH Group NV	84,314
3,600	Ushio, Inc.	41,530
3,491	Vestas Wind Systems A/S	288,476

		2,896,813

Electronic Equipment, Instruments & Components (1.6%):
1,900	ALPS Electric Co., Ltd.	45,692
2,900	Amano Corp.	46,344
5,400	Anritsu Corp.	30,873
1,200	Azbil Corp.	36,269
564	Barco NV	44,206
2,893	Celestica, Inc.*	31,294
9,300	Citizen Holdings Co., Ltd.	48,658
28,281	Electrocomponents plc	124,410
100,000	FIH Mobile, Ltd.	33,018
17,236	Halma plc	234,306
1,951	Hexagon AB, Class B	85,163
1,600	Hitachi High-Technologies Corp.	63,785
80,000	Hitachi, Ltd.	374,227
1,600	Horiba, Ltd.	78,561
4,900	IBIDEN Co., Ltd.	65,824
942	Ingenico Group	82,285
1,000	Japan Aviation Electronics Industry, Ltd.	15,559
100	Keyence Corp.	72,792
2,000	Kyocera Corp.	95,964
12,062	Laird plc	49,507
900	Murata Manufacturing Co., Ltd.	117,408
15,000	Nippon Electric Glass Co., Ltd.	77,678
2,800	OKI Electric Industry Co., Ltd.	37,692
2,600	Omron Corp.	93,438
2,587	Oxford Instruments plc	21,258
13,225	Premier Farnell plc	31,535
1,690	Renishaw plc	57,753
1,700	Ryosan Co., Ltd.	51,849
4,000	Shimadzu Corp.	60,866
3,338	Spectris plc	85,131

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
5,400	Taiyo Yuden Co., Ltd.	$53,345
2,200	TDK Corp.	147,182
1,800	Topcon Corp.	25,687
5,900	Venture Corp., Ltd.	39,112
4,000	Yaskawa Electric Corp.	59,782
4,000	Yokogawa Electric Corp.	53,235

		2,671,688

Energy Equipment & Services (0.6%):
15,319	AMEC plc	114,060
1,801	Calfrac Well Services, Ltd.	4,036
6,691	Canadian Energy Services & Technology Corp.	26,472
606	CGG*	15,677
2,944	Enerflex, Ltd.	31,577
3,107	Ensign Energy Services, Inc.	17,764
106,730	Ezion Holdings, Ltd.*	21,913
4,058	Fugro NV*	65,658
3,904	Hunting plc	23,202
14,009	John Wood Group plc	137,941
3,607	Mullen Group, Ltd.	45,259
1,946	Pason Systems, Inc.	24,907
2,723	Petrofac, Ltd.	31,459
10,172	Petroleum Geo-Services ASA*^	22,453
10,988	Precision Drilling Corp.	45,902
237,613	Saipem SpA*	100,569
4,571	SBM Offshore NV	64,933
36	Schoeller-Blackman Oilfield Equipment AG	2,386
5,099	Seadrill, Ltd.*	12,423
1,191	ShawCor, Ltd.	29,389
3,500	Subsea 7 SA*	37,695
2,088	Technip-Coflexip SA	128,215
785	Tecnicas Reunidas SA	30,591
2,233	Tenaris SA	31,723
1,555	TGS NOPEC Geophysical Co. ASA	28,110
4,080	Trican Well Service, Inc.*	8,367
4,122	Trinidad Drilling, Ltd.	7,887
3,566	Vallourec SA*	15,981
9,498	WorleyParsons, Ltd.*	60,895

		1,187,444

Food & Staples Retailing (2.7%):
24,500	Aeon Co., Ltd.	361,511
1,435	Alimentation Couche-Tard, Inc.	69,551
1,309	Amsterdam Commodities NV	32,561
1,700	Arcs Co., Ltd.	42,397
1,200	Axial Retailing, Inc.	41,761
17,428	Booker Group plc	40,201
8,586	Carrefour SA	222,288
1,795	Casino Guichard-Perrachon SA	87,171
4,130	Colruyt SA	228,973
300	Cosmos Pharmaceutical Corp.	64,368
12,838	Distribuidora Internacional de Alimentacion SA	79,467
8,335	Empire Co., Ltd., Class A	124,345
1,100	FamilyMart Co., Ltd.	72,986
6,172	Greggs plc	81,103
1,600	Heiwado Co., Ltd.	31,109
973	ICA Gruppen AB	32,127
51,764	J Sainsbury plc	164,783
819	Jean Coutu Group, Inc.	12,568
932	Kesko OYJ, Class A	40,364
3,359	Kesko OYJ, Class B	154,681
28,566	Koninklijke Ahold Delhaize NV	650,629
900	LAWSON, Inc.	70,925
1,111	Loblaw Cos., Ltd.	57,168

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
1,500	Matsumotokiyoshi Holdings Co., Ltd.	$77,522
34,609	Metcash, Ltd.*	55,725
5,582	Metro AG	166,075
1,658	Metro, Inc.	54,437
201	North West Co., Inc. (The)	3,959
947	Rallye SA	15,530
4,300	Seven & I Holdings Co., Ltd.	203,246
1,668	Sligro Food Group NV	61,867
900	Sundrug Co., Ltd.	75,261
84,631	Tesco plc*	200,514
800	Tsuruha Holdings, Inc.	92,589
2,200	Valor Co., Ltd.	62,073
5,821	Wesfarmers, Ltd.	196,897
1,644	Weston (George), Ltd.	137,154
73,884	William Morrison Supermarkets plc	208,512
11,834	Woolworths, Ltd.	211,367

		4,585,765

Food Products (2.9%):
823	AAK AB	60,773
3,000	Ajinomoto Co., Inc.	66,837
2,843	Aryzta AG	126,196
1,293	Associated British Foods plc	43,566
68	Barry Callebaut AG, Registered Shares	90,380
1,100	Calbee, Inc.	41,603
11,579	Cloetta AB	41,991
1,614	Cranswick plc	48,906
7,971	Dairy Crest Group plc	66,936
3,437	Danone SA	254,898
10,087	Devro plc	31,078
3,219	Ebro Foods SA	74,842
111	Emmi AG	75,947
16,300	First Resources, Ltd.	21,955
2,500	Fuji Oil Co., Ltd./Osaka	51,238
3,495	Glanbia plc	67,226
108,900	Golden Agri-Resources, Ltd.	28,534
8,318	GrainCorp, Ltd.	50,043
19,304	Greencore Group plc	83,929
2,100	House Foods Group, Inc.	48,106
1,567	Kerry Group plc, Class A	130,542
3,564	Maple Leaf Foods, Inc.	81,805
4,006	Marine Harvest	71,735
1,600	Meiji Holdings Co., Ltd.	158,308
11,000	Morinaga Milk Industry Co., Ltd.	87,926
25,816	Nestle SA, Registered Shares	2,034,764
7,500	Nichirei Corp.	168,824
4,000	Nippon Meat Packers, Inc.	96,507
13,500	Nippon Suisan Kaisha, Ltd.	58,010
1,000	Nisshin Seifun Group, Inc.	15,218
1,700	Petra Foods, Ltd.	2,602
1,601	Saputo, Inc.	55,641
2,649	Suedzucker AG	73,592
17,940	Tate & Lyle plc	174,284
432	Vilmorin & CIE SA	28,400
1,207	Viscofan SA	65,294
30,000	Vitasoy International Holdings, Ltd.	60,711
600	Yakult Honsha Co., Ltd.	27,028
2,000	Yamazaki Baking Co., Ltd.	48,968

		4,815,143

Gas Utilities (0.5%):
7,536	APA Group	49,253
6,219	Enagas SA	186,865
1,852	Gas Natural SDG SA	38,057
29,697	Hong Kong & China Gas Co., Ltd.	56,205
15,000	Osaka Gas Co., Ltd.	62,922
1,192	Rubis SA	109,251

Shares		Fair Value
Common Stocks, continued
Gas Utilities, continued
15,848	Snam SpA	$87,790
4,316	Superior Plus Corp.	38,824
10,000	Toho Gas Co., Ltd.	93,621
11,000	Tokyo Gas Co., Ltd.	48,950

		771,738

Health Care Equipment & Supplies (1.2%):
2,394	Ansell, Ltd.	42,244
1,400	Asahi Intecc Co., Ltd.	64,055
567	bioMerieux	84,436
1,072	Cochlear, Ltd.	116,185
586	Coloplast A/S, Class B	45,451
804	DiaSorin SpA	51,673
297	Draegerwerk AG & Co. KGaA	21,287
5,484	Elekta AB, Class B	53,108
1,745	Essilor International SA Compagnie Generale d’Optique	225,013
13,820	Fisher & Paykel Healthcare Corp., Ltd.	100,928
5,613	Getinge AB, Class B	108,790
4,359	GN Store Nord A/S	94,038
2,000	HOYA Corp.	80,330
6,000	JEOL, Ltd.	24,252
1,500	Nihon Kohden Corp.	36,498
4,000	Nikkiso Co., Ltd.	35,879
6,500	Nipro Corp.	82,566
1,300	Olympus Co., Ltd.	45,358
1,192	Sartorius AG	99,195
876	Sartorius Stedim Biotech	65,756
1,314	Smith & Nephew plc	21,193
253	Sonova Holding AG, Registered Shares	35,819
268	Straumann Holding AG, Registered Shares	104,791
1,700	Sysmex Corp.	125,967
2,400	Terumo Corp.	92,015
3,305	William Demant Holding A/S*	67,477

		1,924,304

Health Care Providers & Services (0.5%):
2,200	Alfresa Holdings Corp.	46,543
4,556	Ebos Group, Ltd.	62,655
1,513	Fagron*	16,437
699	Fresenius Medical Care AG & Co., KGaA	61,007
2,229	Fresenius SE & Co. KGaA	177,774
1,819	Korian-Medica	58,545
1,404	Medical Facilities Corp.	23,461
1,900	Miraca Holdings, Inc.	94,753
22,099	Primary Health Care, Ltd.	67,194
1,233	Ramsay Health Care, Ltd.	74,884
1,312	Rhoen-Klinikum AG	39,881
2,200	Ship Healthcare Holdings, Inc.	67,600
1,446	Sigma Pharmaceuticals, Ltd.	1,573
2,235	Sonic Healthcare, Ltd.	37,745
2,500	Suzuken Co., Ltd.	82,524
2,700	Toho Holdings Co., Ltd.	57,276
5,813	UDG Healthcare plc	48,288

		1,018,140

Health Care Technology (0.0%):
14,160	AGFA-Gevaert NV*	44,525
2,100	M3, Inc.	71,528

		116,053

Hotels, Restaurants & Leisure (1.8%):
2,757	Accor SA	109,343
3,700	Accordia Golf Co., Ltd.	37,715
21,328	Ardent Leisure Group	45,370

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
8,600	Aristocrat Leisure, Ltd.	$104,305
4,254	Autogrill SpA	36,033
14,000	Cafe de Coral Holdings, Ltd.	46,612
875	Carnival plc, ADR	42,945
7,672	Compass Group plc	148,752
1,951	Domino’s Pizza Enterprises, Ltd.	105,319
17,247	Domino’s Pizza Group plc	83,429
20,405	Enterprise Inns plc*	24,592
1,133	Flight Centre, Ltd.	31,727
12,010	Galaxy Entertainment Group, Ltd.	45,700
1,257	Great Canadian Gaming Corp.*	21,886
8,500	Greene King plc	85,376
6,570	GVC Holdings plc	63,175
1,100	HIS Co., Ltd.	28,709
31,000	Hongkong & Shanghai Hotels (The)	30,843
1,138	Intercontinental Hotels Group plc, ADR	47,375
3,056	JD Wetherspoon plc	37,286
23,554	Ladbrokes plc	42,733
21,786	Marston’s plc	41,377
20,912	Merlin Entertainments plc	119,283
6,833	Millennium & Copthorne Hotels	38,519
9,215	Mitchells & Butlers plc	32,816
78,000	NagaCorp, Ltd.	51,542
900	Oriental Land Co., Ltd.	54,762
1,016	Paddy Power Betfair plc	114,486
1,472	Paddy Power plc	166,493
12,439	Rank Group plc	33,151
1,500	Resorttrust, Inc.	30,500
12,657	Restaurant Group plc (The)	63,148
1,200	Saint Marc Holdings Co., Ltd.	32,846
11,220	Sands China, Ltd.	49,150
64,000	Shangri-La Asia, Ltd.	70,419
30,855	SJM Holdings, Ltd.	22,822
28,970	Sky City Entertainment Group, Ltd.	96,801
806	Sodexo SA	95,919
5,401	Ssp Group PLC	22,390
25,381	Star Entertainment Group, Ltd. (The)	117,357
23,303	Tabcorp Holdings, Ltd.	89,168
17,600	Tatts Group, Ltd.	49,247
50,634	Thomas Cook Group plc*	45,407
4,500	Tokyo Dome Corp.	42,048
5,354	TUI AG	76,113
6,856	Unibet Group plc	63,692
2,213	Whitbread plc	112,276
24,720	William Hill plc	97,450
16,830	Wynn Macau, Ltd.	28,121
5,600	Zensho Holdings Co., Ltd.	99,991

		3,176,519

Household Durables (2.2%):
2,000	Alpine Electronics, Inc.	26,389
38,918	Barratt Developments plc	249,842
4,643	Bellway plc	142,794
5,073	Berkeley Group Holdings plc (The)	169,879
2,759	Bonava AB*	34,795
5,074	Bovis Homes Group plc	57,535
2,000	Casio Computer Co., Ltd.	28,056
9,906	Crest Nicholson Holdings plc	57,907
1,800	De’Longhi	43,558
1,469	Dorel Industries, Inc.	39,553
3,583	Electrolux AB, Series B	89,818
63	Forbo Holding AG	84,718
1,600	Foster Electric Co., Ltd.	29,369
5,500	Haseko Corp.	52,966
15,466	Husqvarna AB, Class B	134,897
2,800	Iida Group Holdings Co., Ltd.	56,293

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
4,175	JM AB	$114,035
62,400	Man Wah Holdings, Ltd.	40,198
3,900	Nikon Corp.	58,252
6,591	Nobia AB	62,559
14,500	Panasonic Corp.	145,105
13,107	Persimmon plc	308,872
18,200	Pioneer Corp.*	39,593
9,947	Redrow plc	51,562
2,500	Sangetsu Co., Ltd.	48,452
1,136	SEB SA	160,261
13,000	Sekisui Chemical Co., Ltd.	186,872
9,100	Sekisui House, Ltd.	154,932
55,000	Sharp Corp.*	73,824
9,500	Sony Corp.	310,451
2,200	Starts Corp., Inc.	40,761
4,800	Sumitomo Forestry Co., Ltd.	64,177
124,926	Taylor Wimpey plc	250,026
20,687	Techtronic Industries Co., Ltd.	81,129
4,830	Tomtom NV*	46,227

		3,535,657

Household Products (0.4%):
79	Henkel AG & Co. KGaA	9,193
6,000	Lion Corp.	97,066
6,605	PZ Cussons plc	31,122
2,504	Reckitt Benckiser Group plc	235,927
6,495	Svenska Cellulosa AB, Class B	192,875
1,800	Unicharm Corp.	46,633

		612,816

Independent Power & Renewable Electricity Producers (0.1%):
4,545	Algonquin Power & Utilities Corp.	40,710
1,824	Capital Power Corp.	28,671
5,914	Drax Group plc	23,406
1,300	Electric Power Development Co., Ltd.	31,229
2,892	ERG SpA	33,170
3,741	Innergex Renewable Energy, Inc.	41,750
2,649	Northland Power, Inc.	49,354
9,048	Transalta Corp.	40,212
2,170	Uniper SE*	26,582

		315,084

Industrial Conglomerates (1.0%):
13,430	CK Hutchison Holdings, Ltd.	171,355
375	Daetwyler Holding AG	54,057
1,493	DCC plc	136,090
20,000	Hopewell Holdings, Ltd.	73,210
980	Indus Holding AG	55,804
11,000	Keihan Electric Railway Co., Ltd.	76,902
9,300	Keppel Corp., Ltd.	37,219
2,622	Koninklijke Philips Electronics NV	77,618
1,483	Koninklijke Philips Electronics NV, NY Shares, NYS	43,882
8,000	Nisshinbo Holdings, Inc.	79,297
1,487	Nolato AB	45,585
24,540	NWS Holdings, Ltd.	41,109
1,414	Rheinmetall AG	98,403
15,900	SembCorp Industries, Ltd.	30,458
70,000	Shun Tak Holdings, Ltd.	22,583
5,565	Siemens AG, Registered Shares	651,371
3,641	Smiths Group plc	69,077

		1,764,020

Insurance (4.9%):
4,407	Admiral Group plc	117,020
29,525	AEGON NV	113,118
6,869	Ageas NV	250,477
67,040	AIA Group, Ltd.	449,186

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
13,654	Assicurazioni Generali SpA	$166,605
15,590	Aviva plc, ADR	179,441
11,152	AXA SA	237,243
1,614	Baloise Holding AG, Registered Shares	195,269
21,869	Beazley plc	109,835
7,122	Chesnara plc	30,503
2,500	CNP Assurances SA	41,994
7,700	Dai-ichi Life Insurance Co., Ltd. (The)	105,700
3,895	Delta Lloyd NV	17,880
45,559	Direct Line Insurance Group plc	215,379
11,141	Esure Group plc	43,884
569	Euler Hermes Group	48,367
236	Fairfax Financial Holdings, Ltd.	138,297
1,983	Gjensidige Forsikring ASA	37,075
1,405	Great-West Lifeco, Inc.	34,584
2,030	Grupo Catalana Occidente SA	60,309
846	Hannover Rueck SE	90,612
221	Helvetia Patria Holding AG	111,444
9,358	Hiscox, Ltd.	126,364
2,622	Industrial Alliance Insurance & Financial Services, Inc.	94,402
655	Intact Financial Corp.	47,355
4,510	Jardine Lloyd Thompson Group plc	59,147
7,511	Lancashire Holdings, Ltd.	65,202
79,174	Legal & General Group plc	224,840
13,895	Manulife Financial Corp.	196,059
31,539	MAPFRE SA	88,207
26,388	Medibank Private, Ltd.	50,186
3,700	MS&AD Insurance Group Holdings, Inc.	103,233
1,011	Muenchener Rueckversicherungs-Gesellschaft AG	188,527
12,188	NIB Holdings, Ltd.	43,740
2,500	NKSJ Holdings, Inc.	73,986
3,941	NN Group NV	120,944
52,461	Old Mutual plc	137,847
8,574	Phoenix Group Holdings	97,535
6,628	Prudential plc, ADR	236,686
17,328	QBE Insurance Group, Ltd.	123,601
21,669	RSA Insurance Group plc	153,322
2,720	Sampo OYJ, Class A	120,975
5,444	SCOR SA	169,194
3,984	Societa Cattolica di Assicuraz	22,290
11,933	St. James Place plc	146,901
20,910	Standard Life plc	93,188
15,216	Storebrand ASA*	75,503
4,456	Sun Life Financial, Inc.	144,998
16,334	Suncorp-Metway, Ltd.	151,800
1,205	Swiss Life Holding AG, Registered Shares	311,506
1,583	Swiss Re AG	142,864
7,900	T&D Holdings, Inc.	89,082
1,863	Talanx AG	56,813
3,900	Tokio Marine Holdings, Inc.	149,476
3,403	Topdanmark A/S*	95,497
2,732	Tryg A/S	54,989
10,083	Unipol Gruppo Finanziario SpA	25,741
34,458	UnipolSai SpA	56,061
3,622	Uniqa Insurance Group AG	23,535
1,431	Vienna Insurance Group Weiner Staeditische Versicherung AG	29,044
818	Zurich Insurance Group AG	210,564

		7,195,426

Internet & Direct Marketing Retail (0.1%):
7,431	N Brown Group plc	18,309

Shares		Fair Value
Common Stocks, continued
Internet & Direct Marketing Retail, continued
13,793	Ocado Group plc*	$47,278
3,500	Rakuten, Inc.	45,535
4,800	Start Today Co., Ltd.	82,222
1,921	Takkt AG	43,073
12,361	Trade Me Group, Ltd.	50,602
895	Yoox SpA*	27,728

		314,747

Internet Software & Services (0.4%):
6,464	Carsales.com, Ltd.	59,464
1,300	DeNA Co., Ltd.	47,151
3,000	GMO Internet, Inc.	40,299
6,300	Gree, Inc.	35,357
2,100	Internet Initiative Japan, Inc.	39,347
3,100	Kakaku.com, Inc.	55,983
15,276	Moneysupermarket.com Group plc	59,485
5,422	Netent AB*	49,591
3,213	Rightmove plc	175,794
2,596	United Internet AG, Registered Shares	114,841
8,400	Yahoo! Japan Corp.	33,450

		710,762

IT Services (1.1%):
1,450	Alten SA	101,367
4,218	Altran Technologies SA	62,348
4,419	Amadeus IT Holding SA	220,744
3,551	Atea ASA	36,076
3,113	Atos Origin SA	335,387
626	Bechtle AG	72,429
1,081	Cap Gemini SA	105,853
1,045	CGI Group, Inc.*	49,774
3,428	Computacenter plc	31,543
7,580	Computershare, Ltd.	59,993
1,168	DH Corp.	25,251
4,312	Econocom Group SA/NV	64,754
32,000	Fujitsu, Ltd.	172,776
206	IRESS, Ltd.*(a)(c)	1,868
4,428	IRESS, Ltd.	40,145
3,200	IT Holdings Corp.	82,848
1,900	Itochu Techno-Solutions Corp.	48,865
10,956	NCC Group plc	49,778
3,900	Nihon Unisys, Ltd.	49,961
1,320	Nomura Research Institute, Ltd.	45,556
1,100	NTT Data Corp.	54,987
1,500	SCSK Corp.	60,638
462	Sopra Steria Group	54,201
4,001	Tieto OYJ	126,273

		1,953,415

Leisure Products (0.3%):
6,131	Amer Sports OYJ	187,436
2,200	Heiwa Corp.	48,918
2,400	Namco Bandai Holdings, Inc.	73,411
16,103	Photo-Me International plc	32,375
1,700	Sankyo Co., Ltd.	58,051
5,700	Sega Sammy Holdings, Inc.	81,187
400	Shimano, Inc.	59,304
2,800	Yamaha Corp.	90,334

		631,016

Life Sciences Tools & Services (0.7%):
823	AddLife AB*	13,123
306	Eurofins Scientific SE	138,975
1,884	Gerresheimer AG	160,071
2,169	Lonza Group AG, Registered Shares	414,019
1,908	QIAGEN NV*	52,524
7,395	QIAGEN NV*	202,918

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Life Sciences Tools & Services, continued
250	Tecan Group AG	$43,863

		1,025,493

Machinery (4.0%):
6,065	Aalberts Industries NV	206,775
1,760	Alfa Laval AB	27,580
1,528	Andritz AG	83,161
2,900	Asahi Diamond Industrial Co., Ltd.	23,495
3,026	Atlas Copco AB, Class A	91,075
1,756	Atlas Copco AB, Class B	47,961
1,558	Beijer Alma AB	38,514
7,444	Bodycote plc	56,646
316	Bucher Industries AG	79,101
87	Burckhardt Compression Holding	24,657
1,990	Cargotec OYJ	91,300
9,994	CNH Industrial NV	71,527
111	Construcciones y Auxiliar de Ferrocarriles SA	44,609
52	Conzzeta AG	35,873
3,600	DMG Mori Co., Ltd.	37,538
878	Duerr AG	73,701
3,600	Ebara Corp.	106,556
800	FANUC Corp.	135,417
3,400	Fujitec Co., Ltd.	40,505
241	Georg Fischer AG	210,950
2,000	Glory, Ltd.	66,231
2,253	Haldex AB	31,647
15,038	Heidelberger Druckmaschinen AG*	36,365
3,900	Hino Motors, Ltd.	41,760
3,100	Hitachi Construction Machinery Co., Ltd.	61,792
6,700	Hitachi Zosen Corp.	33,921
22,000	IHI Corp.	63,902
8,753	IMI plc	121,667
2,147	Interpump Group SpA	36,590
2,600	Japan Steel Works, Ltd. (The)	58,994
6,700	JTEKT Corp.	100,719
2,600	Juki Corp.	18,987
2,925	Jungheinrich AG	98,922
22,000	Kawasaki Heavy Industries, Ltd.	68,150
2,997	Kion Group AG	193,998
5,600	Komatsu, Ltd.	128,338
3,618	Kone OYJ, Class B	183,550
1,652	Konecranes OYJ	58,520
438	Krones AG	42,609
8,000	Kubota Corp.	120,950
478	Kuka AG	46,868
3,200	Kurita Water Industries, Ltd.	76,101
4,000	Makino Milling Machine Co., Ltd.	24,651
1,100	Makita Corp.	78,239
13,000	Meidensha Corp.	42,789
2,898	Metso Corp. OYJ	84,527
5,000	Minebea Co., Ltd.	47,354
43,000	Mitsubishi Heavy Industries, Ltd.	179,815
37,000	Mitsui Engineering & Shipbuilding Co., Ltd.	52,126
9,923	Morgan Advanced Materials plc	37,311
2,100	Nabtesco Corp.	59,460
11,000	Nachi-Fujikoshi Corp.	40,478
3,000	NGK Insulators, Ltd.	62,130
1,099	NKT Holding A/S	71,087
890	Norma Group SE	45,783
6,900	NSK, Ltd.	70,818
25,000	NTN Corp.	87,487
8,914	OC Oerlikon Corp. AG	89,030
5,000	Okuma Corp.	38,407
1,900	OSG Corp.	37,805

Shares		Fair Value
Common Stocks, continued
Machinery, continued
118	Rational AG	$59,112
39,540	Rotork plc	108,227
16,351	Sandvik AB	179,758
214	Schindler Holding AG, Registered Shares	40,516
15,600	SembCorp Marine, Ltd.	15,087
767	Semperit AG	20,937
4,000	Shinmaywa Industries, Ltd.	26,473
5,919	SKF AB, Class B	102,145
2,119	Spirax-Sarco Engineering plc	123,563
1,147	Sulzer AG, Registered Shares	119,820
11,000	Sumitomo Heavy Industries, Ltd.	54,209
8,000	Tadano, Ltd.	78,626
2,100	Takeuchi Manufacturing Co., Ltd.	35,409
2,200	THK Co., Ltd.	43,343
2,258	Trelleborg AB	44,203
9,000	Tsubakimoto Chain Co.	69,689
5,691	Valmet Corp.	85,586
9,513	Vesuvius plc	43,305
3,857	Volvo AB, Class A	44,003
19,425	Volvo AB, Class B	221,611
1,388	Wacker Neuson SE	20,222
2,713	Wartsila Corp. OYJ, Class B	122,095
6,011	Weir Group plc (The)	132,125
3,876	Zardoya Otis SA	37,266

		6,194,149

Marine (0.2%):
22	A.P. Moeller - Maersk A/S, Class A	31,010
48	A.P. Moeller - Maersk A/S, Class B	70,616
1,685	DFDS A/S	85,532
7,971	Irish Continental Group	39,125
37,000	Kawasaki Kisen Kaisha, Ltd.	95,246
534	Kuehne & Nagel International AG, Registered Shares	77,446
17,000	Mitsui O.S.K. Lines, Ltd.	39,567
34,000	Nippon Yusen Kabushiki Kaisha	63,672
8,500	Orient Overseas International, Ltd.	30,151
93,000	Pacific Basin Shipping, Ltd.*	12,048

		544,413

Media (1.7%):
1,800	Asatsu-DK, Inc.	47,960
2,296	Atresmedia Corp. de Medios de Comuicacion SA	25,170
2,500	Avex Group Holdings, Inc.	33,992
1,273	Axel Springer AG	65,178
912	Cineplex, Inc.	35,151
8,601	Cineworld Group plc	64,527
546	Cogeco Communications, Inc.	26,955
2,595	Corus Entertainment, Inc.	24,035
1,398	CTS Eventim AG & Co. KGaA	49,764
2,400	Cyberagent, Inc.	71,223
1,600	Daiichikosho Co., Ltd.	65,390
8,644	Daily Mail & General Trust plc	83,398
700	Dentsu, Inc.	35,433
2,163	Euromoney Institutional Investor plc	31,086
6,151	Eutelsat Communications SA	127,331
3,775	Event Hospitality And Entertainment, Ltd.	43,612
969	GFK SE	33,756
21,407	Informa plc	197,730
1,711	Ipsos	55,867
19,044	ITE Group plc	40,104
40,885	ITV plc	99,345
1,949	JCDecaux SA	62,911
109,074	John Fairfax Holdings, Ltd.	79,163
4,913	Lagardere SCA	125,072

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
3,548	Liberty Global plc, Series C*	$117,226
180	Liberty Global plc, Class A*	4,966
1,449	Liberty Global plc, Class A*	49,527
442	Liberty Global plc, Class C*	12,398
1,881	M6 Metropole Television SA	33,931
3,072	Mediaset Espana Comunicacion SA	36,402
15,032	Mediaset SpA	47,190
1,809	Modern Times Group, Class B	46,318
21,188	Nine Entertainment Co. Holdings, Ltd.	17,183
7,175	Pearson plc, ADR	70,243
1,440	Publicis Groupe SA	108,884
909	Quebecor, Inc., Class B	27,628
1,012	REA Group, Ltd.	43,867
414	RTL Group	34,352
3,111	SES Global, Class A	76,298
33,424	Seven West Media, Ltd.	18,752
4,910	Shaw Communications, Inc.	100,458
11,700	Singapore Press Holdings, Ltd.	32,861
18,618	Sky Network Television, Ltd.	66,741
7,900	SKY Perfect JSAT Holdings, Inc.	38,815
17,119	Sky plc	198,330
4,175	Societe Television Francaise 1	40,469
983	Stroeer Media SE	42,705
9,443	Technicolor SA	64,445
1,063	Telenet Group Holding NV*	55,436
18,900	Television Broadcasts, Ltd.	72,124
13,261	Trinity Mirror plc	15,681
8,312	Ubm plc	76,845
4,452	Vivendi Universal SA	89,700
8,417	WPP plc	198,072

		3,362,000

Metals & Mining (4.9%):
8,736	Acacia Mining plc	56,258
4,992	Acerinox SA	66,023
1,753	Agnico Eagle Mines, Ltd.	94,978
2,800	Agnico Eagle Mines, Ltd.	151,440
2,632	Alamos Gold, Inc., Class A	21,669
80,748	Alumina, Ltd.	90,426
15,758	Anglo American plc*	197,767
13,786	Antofagasta plc	93,392
2,604	Aperam SA	117,477
10,493	ArcelorMittal*	64,070
1,158	AuRico Metals, Inc.*	962
1,644	Aurubis AG	92,081
25,352	B2Gold Corp.*	66,482
2,087	Bekaert NV	95,156
62,786	BHP Billiton, Ltd.	1,085,988
9,871	Billiton plc, ADR	299,881
25,458	BlueScope Steel, Ltd.	151,233
9,186	Boliden AB	215,780
57,966	Centamin plc	111,180
4,197	Centerra Gold, Inc.	23,004
13,000	Daido Steel Co., Ltd.	59,715
4,038	Dominion Diamond Corp.	39,330
11,000	DOWA Mining Co.	77,011
14,182	Eldorado Gold Corp.*	55,785
20,239	EVRAZ plc*	42,171
4,522	First Majestic Silver Corp.*	46,640
13,662	First Quantum Minerals, Ltd.	113,104
31,774	Fortescue Metals Group, Ltd.	121,033
3,312	Fresnillo plc	77,914
80,595	Glencore International plc*	220,909
6,771	Goldcorp, Inc.	111,857
1,236,000	G-Resources Group, Ltd.	22,710
3,883	Hill & Smith Holdings plc	57,063

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
4,000	Hitachi Metals, Ltd.	$48,893
11,106	Hudbay Minerals, Inc.	43,940
14,898	IAMGOLD Corp.*	60,192
7,621	Iluka Resources, Ltd.	36,737
12,979	Independence Group NL	42,181
5,400	JFE Holdings, Inc.	78,747
10,204	Kazakhmys plc*	29,269
41,536	Kinross Gold Corp.*	175,097
10,000	Kobe Steel, Ltd.	90,523
4,862	Lucara Diamond Corp.	14,492
20,527	Lundin Mining Corp.*	81,213
7,616	Mineral Resources, Ltd.	64,787
3,200	Mitsubishi Materials Corp.	87,472
29,000	Mitsui Mining & Smelting Co., Ltd.	60,699
7,415	Nevsun Resources, Ltd.	22,441
25,136	New Gold, Inc.*	109,029
9,805	Newcrest Mining, Ltd.	162,859
23,200	Nippon Light Metal Holdings Co.	50,003
14,300	Nippon Steel Corp.	293,679
4,300	Nisshin Steel Co., Ltd.	58,161
12,086	Norsk Hydro ASA	52,164
19,938	Northern Star Resources, Ltd.	69,431
4,300	Nyrstar NV*	31,601
12,873	OceanaGold Corp.	38,664
9,849	Outokumpu OYJ*	67,640
13,670	OZ Minerals, Ltd.	63,838
3,453	Pan American Silver Corp.	60,805
15,045	Petra Diamonds, Ltd.	25,308
1,563	Randgold Resources, Ltd.	157,126
11,230	Rio Tinto plc, Registered Shares, ADR	375,082
2,027	Rio Tinto, Ltd.	80,384
1,982	Salzgitter AG	64,896
6,434	Semafo, Inc.*	26,780
1,025	Silver Wheaton Corp.	27,706
7,842	Sims Metal Management, Ltd.	55,909
3,228	South32, Ltd., ADR	30,117
64,783	South32, Ltd.	120,013
6,834	SSAB AB, Class A*	19,900
20,397	SSAB AB, Class B*	49,706
5,000	Sumitomo Metal & Mining Co., Ltd.	69,135
9,084	Tahoe Resources, Inc.	116,548
6,487	Teck Cominco, Ltd.	116,952
2,430	ThyssenKrupp AG	57,931
4,900	Tokyo Steel Manufacturing Co., Ltd.	33,144
11,031	Turquoise Hill Resources, Ltd.*	32,627
15,000	UACJ Corp.	45,172
4,032	Vedanta Resources plc	30,417
3,453	Voestalpine AG	119,364
25,881	Yamana Gold, Inc.	111,471
2,000	Yamato Kogyo Co., Ltd.	59,278

		7,960,012

Multiline Retail (0.6%):
747	Canadian Tire Corp.	74,814
53,885	Debenhams plc	38,918
1,139	Dollarama, Inc.	88,937
1,400	Don Quijote Co., Ltd.	51,319
2,700	H2O Retailing Corp.	38,406
16,147	Harvey Norman Holdings, Ltd.	64,434
1,822	Hudson’s Bay Co.	23,417
3,800	Isetan Mitsukoshi Holdings, Ltd.	37,405
1,100	Izumi Co., Ltd.	47,310
4,100	J. Front Retailing Co., Ltd.	53,729
24,500	Lifestyle China Group, Ltd.*	7,464
24,500	Lifestyle International Holdings, Ltd.	33,647
29,029	Marks & Spencer Group plc	124,819

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Multiline Retail, continued
800	MARUI GROUP Co., Ltd.	$10,566
47,139	Myer Holdings, Ltd.	42,162
1,643	Next plc	101,855
300	Ryohin Keikaku Co., Ltd.	60,442
11,000	Takashimaya Co., Ltd.	90,275

		989,919

Multi-Utilities (0.7%):
4,534	AGL Energy, Ltd.	66,215
393	Canadian Utilities, Ltd., Class A	11,091
9,065	Centrica plc	26,808
40,777	Duet Group	78,495
21,702	E.ON AG	153,625
10,828	Engie Group	167,714
19,117	Hera SpA	51,500
40,034	ITL AEM SpA	56,487
972	National Grid plc, ADR	69,118
13,434	RWE AG*	231,440
5,539	Suez Environnement Co.	91,341
2,881	Telecom Plus plc	41,296
3,162	Veolia Environnement SA	72,723

		1,117,853

Oil, Gas & Consumable Fuels (5.0%):
6,810	Advantage Oil & Gas, Ltd.*	47,760
3,278	AltaGas, Ltd.	84,311
4,305	ARC Resources, Ltd.	77,876
18,809	Athabasca Oil Corp.*	18,496
6,102	Bankers Petroleum, Ltd.*	10,234
2,064	Baytex Energy Corp.*	8,772
59,432	Beach Energy, Ltd.	30,340
5,835	Bellatrix Exploration, Ltd.*	5,026
2,726	Birchcliff Energy, Ltd.*	19,077
5,828	Bonavista Energy Corp.	18,748
1,208	Bonterra Energy Corp.	23,952
13,857	BP plc, ADR	487,212
4,858	Cameco Corp.	41,514
5,227	Cameco Corp.	44,743
13,726	Canadian Natural Resources, Ltd.	439,780
991	Cenovus Energy, Inc.	14,225
11,375	Cenovus Energy, Inc.	163,459
2,900	Cosmo Energy Holdings Co., Ltd.	36,455
8,781	Crescent Point Energy	115,909
8,223	Crew Energy, Inc.*	43,002
2,106	Enbridge Income Fund Holding	54,585
3,199	Enbridge, Inc.	141,492
15,537	EnCana Corp.	162,382
1,055	EnCana Corp.	11,046
6,933	Enerplus Corp.	44,501
21,419	ENI SpA	308,624
3,881	Etablissements Maurel et Prom SA*	18,056
5,510	Euronav NV	42,074
591	Gaztransport et Technigaz SA	17,070
3,887	Gibson Energy, Inc.	52,269
13,083	Gran Tierra Energy, Inc.*	39,195
78	Granite Oil Corp.	354
5,424	Husky Energy, Inc.	66,446
3,200	Idemitsu Kosan Co., Ltd.	65,938
1,254	Imperial Oil, Ltd.^	39,275
1,887	Inter Pipeline, Ltd.	39,846
2,939	James Fisher & Sons plc	62,018
30,100	JX Holdings, Inc.	121,525
1,323	Keyera Corp.	42,782
2,585	Koninklijke Vopak NV	135,664
3,394	MEG Energy Corp.*	15,343
5,186	Neste Oil OYJ	220,988
64,000	NewOcean Energy Holdings, Ltd.	17,178
14,721	Oil Search, Ltd.	80,535

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
7,762	OMV AG	$223,383
22,074	Origin Energy, Ltd.	92,069
3,130	Painted Pony Petroleum*	19,255
4,012	Parex Resources, Inc.*	50,922
1,888	Parkland Fuel Corp.	44,516
260	Paz Oil Co., Ltd.	40,709
1,805	Pembina Pipeline Corp.	54,980
25,032	Pengrowth Energy Corp.	39,500
1,690	Peyto Exploration & Development Corp.	47,435
297	Prairiesky Royalty, Ltd.	6,105
13,685	Premier Oil plc*	12,148
15,706	Repsol SA	213,126
6,126	Royal Dutch Shell plc, ADR	306,729
3,486	Royal Dutch Shell plc, ADR	184,165
53,452	Santos, Ltd.	150,288
12,892	Soco International plc	22,596
18,369	Statoil ASA	308,300
4,384	Suncor Energy, Inc.	121,715
8,674	Suncor Energy, Inc.	240,963
11,456	Surge Energy, Inc.	23,667
2,307	Torc Oil & Gas, Ltd.	14,192
19,718	Total SA	934,455
3,875	Tourmaline Oil Corp.*	104,984
2,556	Transcanada Corp.	121,563
2,255	Trilogy Energy Corp.*	12,394
20,967	Tullow Oil plc*^	68,828
9,800	Veresen, Inc.	100,107
9,195	Whitecap Resources, Inc.	76,824
32,833	Whitehaven Coal, Ltd.*	61,858
15,867	Woodside Petroleum, Ltd.	348,767

		7,576,620

Paper & Forest Products (0.9%):
2,029	Canfor Corp.*	22,536
1,251	Canfor Pulp Products, Inc.	9,784
6,000	Daio Paper Corp.	70,992
6,700	Hokuetsu Kishu Paper Co., Ltd.	40,358
2,560	Holmen ABN AB, Class B	91,171
636	Interfor Corp.*	7,214
7,061	Metsa Board OYJ	41,792
4,977	Mondi plc	104,612
4,100	Nippon Paper Industries Co., Ltd.	74,887
18,000	OYI Paper Co., Ltd.	71,235
24,217	Stora Enso OYJ, Registered Shares	215,004
16,610	UPM-Kymmene OYJ	350,714
1,046	West Fraser Timber Co., Ltd.	32,239

		1,132,538

Personal Products (0.5%):
2,300	Kao Corp.	129,569
565	L’Oreal SA	106,655
1,098	Ontex Group NV	34,828
2,100	Shiseido Co., Ltd.	55,542
7,963	Unilever NV, NYS	367,094
4,976	Unilever plc, ADR	235,862

		929,550

Pharmaceuticals (2.8%):
1,732	Almirall SA	26,599
4,700	Astellas Pharma, Inc.	73,410
14,853	AstraZeneca plc, ADR	488,069
3,059	Bayer AG, Registered Shares	307,218
314	Boiron SA	31,908
5,108	Dechra Pharmaceuticals plc	92,210
211	Galenica AG	223,799
9,143	GlaxoSmithKline plc, ADR	394,338
1,856	H. Lundbeck A/S*	60,969

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
4,811	Hikma Pharmaceuticals plc	$125,892
1,661	Ipsen SA	116,586
1,000	Kaken Pharmaceutical Co., Ltd.	61,431
1,900	Kyorin Holdings, Inc.	43,072
457	Merck KGaA	49,241
367	Mylan NV*	13,990
1,700	Nichi-Iko Pharmaceutical Co., Ltd.	32,544
12,675	Novartis AG, Registered Shares	997,085
8,066	Novo Nordisk A/S, Class B	336,135
1,259	Orion OYJ	49,195
1,228	Orion OYJ, Class B	48,398
3,141	Recordati SpA	100,947
405	Roche Holding AG	100,364
127	Roche Holding AG	31,453
2,700	Rohto Pharmaceutical Co., Ltd.	46,491
2,754	Sanofi-Aventis SA	209,807
2,900	Santen Pharmaceutical Co., Ltd.	42,773
1,200	Sawai Pharmaceutical Co., Ltd.	85,169
995	Stada Arzneimittel AG	55,285
1,700	Takeda Pharmacuetical Co., Ltd.	81,384
490	Teva Pharmaceutical Industries, Ltd., ADR	22,545
3,961	Teva Pharmaceutical Industries, Ltd.	184,033
600	Towa Pharmaceutical Co., Ltd.	24,356
2,600	Tsumura & Co.	73,929
694	UCB SA	53,653
1,145	Valeant Pharmaceuticals International, Inc.*	28,110
16,134	Vectura Group plc*	28,934

		4,741,322

Professional Services (1.4%):
4,530	Adecco SA, Registered Shares	255,181
2,780	AF AB	54,110
22,710	ALS, Ltd.	104,118
5,622	Bureau Veritas SA	120,578
2,111	Capita Group plc	18,332
861	DKSH Holding, Ltd.	63,298
11,350	Experian plc	227,364
48,992	Hays plc	82,420
6,806	Intertek Group plc	308,085
1,100	Meitec Corp.	38,648
10,129	Michael Page International plc	44,210
3,772	Randstad Holding NV	171,799
11,910	RELX NV	213,842
5,236	RELX plc, ADR	100,322
1,785	Ricardo plc	22,325
19	SGS SA, Registered Shares	42,549
1,156	Stantec, Inc.	27,189
1,726	Teleperformance	184,036
10,595	Wolters Kluwer NV	453,345
3,562	WS Atkins plc	73,349

		2,605,100

Real Estate Management & Development (1.9%):
643	Allreal Holding AG	97,636
802	Azrieli Group	35,209
1,960	BUWOG-Bauen Und Wohnen Gesellschaft mbH	53,026
20,500	CapitaLand, Ltd.	48,433
2,035	Castellum AB	30,479
13,430	Cheung Kong Property Holdings, Ltd.	99,051
12,500	Chinese Estates Holdings, Ltd.	22,262
6,400	City Developments, Ltd.	42,848
16,359	Citycon OYJ	41,635
799	Colliers International Group	33,614
5,265	Countrywide plc	14,786
900	Daito Trust Construction Co., Ltd.	143,853

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
5,000	Daiwa House Industry Co., Ltd.	$136,966
6,254	Deutsche Wohnen AG	227,308
2,412	Fabege AB	43,967
388	First Capital Realty, Inc.	6,501
799	FirstService Corp.	37,297
34,000	Hang Lung Group, Ltd.	129,712
25,984	Hang Lung Properties, Ltd.	58,984
4,756	Hemfosa Fastigheter AB	51,547
5,878	Henderson Land Development Co., Ltd.	35,133
8,025	Hysan Development Co., Ltd.	37,698
22,500	Kerry Properties, Ltd.	74,118
4,945	Kungsleden AB	36,163
693	LEG Immobilien AG	66,325
5,565	Lend Lease Group	59,998
9,700	Leopalace21 Corp.	64,015
4,644	LSL Property Services plc	12,849
3,000	Mitsubishi Estate Co., Ltd.	56,250
2,000	Mitsui Fudosan Co., Ltd.	42,592
296	Mobimo Holding AG, Registered Shares	75,355
111,316	New World Development Co., Ltd.	145,767
1,341	Nexity SA	70,777
2,200	Nomura Real Estate Holdings, Inc.	37,126
52	Plazza AG	12,582
1,116	PSP Swiss Property AG	106,400
400	Relo Holdings, Inc.	66,557
4,579	Savills plc	42,537
25,000	Sinarmas Land, Ltd.	9,009
44,880	Sino Land Co., Ltd.	80,064
7,089	St. Modwen Properties plc	27,036
1,000	Sumitomo Realty & Development Co., Ltd.	25,912
7,921	Sun Hung Kai Properties, Ltd.	120,722
5,610	Swire Pacific, Ltd., Class A	60,722
7,500	Tokyo Tatemono Co., Ltd.	90,101
7,900	Tokyu Fudosan Holdings Corp.	42,936
7,437	Unite Group plc	61,150
7,300	UOL Group, Ltd.	30,178
4,162	Wallenstam AB	35,115
13,324	Wharf Holdings, Ltd. (The)	97,630
14,726	Wheelock & Co., Ltd.	87,480
20,700	Wing Tai Holdings, Ltd.	25,724

		3,191,135

Road & Rail (1.8%):
19,042	Aurizon Holdings, Ltd.	68,571
5,353	Canadian National Railway Co.	350,086
883	Canadian Pacific Railway, Ltd.	134,834
800	Central Japan Railway Co.	136,889
16,300	ComfortDelGro Corp., Ltd.	33,771
6,138	DSV A/S	306,571
1,400	East Japan Railway Co.	126,239
28,257	FirstGroup plc*	38,679
8,000	Fukuyama Transporting Co., Ltd.	46,575
1,432	Go-Ahead Group plc	37,640
4,000	Hankyu Hanshin Holdings, Inc.	137,546
2,300	Hitachi Transport System, Ltd.	45,911
5,000	Keihin Electric Express Railway Co., Ltd.	52,128
6,000	Keio Corp.	52,407
1,500	Keisei Electric Railway Co., Ltd.	37,440
15,000	Kintetsu Corp.	62,887
6,824	MTR Corp., Ltd.	37,773
18,000	Nagoya Railroad Co., Ltd.	97,833
12,000	Nankai Electric Railway Co., Ltd.	57,647

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
21,910	National Express Group plc	$97,758
15,000	Nippon Express Co., Ltd.	70,102
2,900	Nippon Konpo Unyu Soko Co., Ltd.	63,158
13,000	Nishi-Nippon Railroad Co., Ltd.	62,515
8,429	Northgate plc	47,191
1,500	Odakyu Electric Railway Co., Ltd.	33,377
15,000	Sankyu, Inc.	86,170
5,000	Seino Holdings Co., Ltd.	52,549
7,000	Senko Co., Ltd.	48,758
730	Sixt SE	41,116
1,025	Sixt SE	44,085
10,000	Sotetsu Holdings, Inc.	51,047
6,338	Stagecoach Group plc	17,350
10,000	Tobu Railway Co., Ltd.	50,899
10,000	Tokyu Corp.	76,244
2,993	TransForce, Inc.	61,991
20,000	Transport International Holdings, Ltd.	60,156
1,400	West Japan Railway Co.	86,679

		2,912,572

Semiconductors & Semiconductor Equipment (0.8%):
4,797	Aixtron SE*	29,129
1,817	AMS AG	58,831
2,024	ASM International NV	82,773
5,119	ASM Pacific Technology, Ltd.	42,301
1,629	ASML Holding NV, NYS	178,506
1,837	BE Semiconductor Industries NV	62,725
1,947	Dialog Semiconductor plc*	75,064
400	Disco Corp.	47,381
1,331	EZchip Semiconductor, Ltd.*(a)	33,927
8,370	Infineon Technologies AG	149,329
712	Melexis NV	51,094
4,926	Meyer Burger Technology AG*	16,791
8,000	Sanken Electric Co., Ltd.	25,822
1,600	Screen Holdings Co., Ltd.	103,179
23,152	STMicroelectronics NV	188,949
2,000	Tokyo Seimitsu Co., Ltd.	53,371
191	U-Blox AG	41,206
2,500	ULVAC, Inc.	74,338

		1,314,716

Software (1.4%):
1,917	Aveva Group plc	49,638
2,500	Capcom Co., Ltd.	61,263
2,326	Computer Modelling Group, Ltd.	17,394
211	Constellation Software, Inc./Canada	95,129
682	Dassault Systemes SA	59,160
1,347	Fidessa Group plc	41,994
2,411	Gemalto NV	154,575
2,500	Konami Corp.	96,817
5,169	Micro Focus International plc	147,234
254	NICE Systems, Ltd.	16,991
1,409	Open Text Corp.	91,388
5,783	PlayTech plc	68,197
19,513	Sage Group plc	186,859
2,404	SAP AG	218,707
2,151	SimCorp A/S	125,308
2,217	Software AG	93,930
1,900	Square Enix Holdings Co., Ltd.	65,294
1,992	Temenos Group AG	125,526
1,300	Trend Micro, Inc.	45,294
5,915	UbiSoft Entertainment SA*	223,230

		1,983,928

Specialty Retail (1.4%):
2,400	Adastria Co., Ltd.	55,092
1,800	Aoyama Trading Co., Ltd.	62,125

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
11,667	Automotive Holdings Group, Ltd.	$38,301
4,100	BIC Camera, Inc.	34,054
2,464	Bilia AB	60,723
18,000	Chow Sang Sang Holdings International, Ltd.	31,845
2,205	Clas Ohlson AB	34,310
4,700	DCM Holdings Co., Ltd.	40,401
32,869	Dixons Carphone plc	157,185
1,143	Dufry AG, Registered Shares*	143,009
3,195	Dunelm Group plc	35,261
4,900	Edion Corp.	41,056
63,300	Esprit Holdings, Ltd.*	51,491
400	Fast Retailing Co., Ltd.	128,818
534	Fielmann AG	43,519
76,000	Giordano International, Ltd.	39,207
602	Groupe FNAC SA*	44,165
5,232	Halfords Group plc	23,771
4,280	Hennes & Mauritz AB, Class B	120,701
3,933	Industria de Diseno Textil SA	145,780
2,973	JB Hi-Fi, Ltd.	66,209
450	JB Hi-Fi, Ltd.*(a)	10,021
4,170	JD Sports Fashion plc	79,627
25,013	Kingfisher plc	122,096
1,600	Komeri Co., Ltd.	38,861
4,200	K’s Holding Corp.	69,390
13,250	L’occitane International SA	26,463
19,046	Lookers plc	28,261
21,000	Luk Fook Holdings International, Ltd.	51,349
900	Nitori Co., Ltd.	107,697
76,677	Pendragon plc	29,810
1,500	Sanrio Co., Ltd.	27,487
2,400	Shimachu Co., Ltd.	59,688
500	Shimamura Co., Ltd.	60,637
9,000	Sports Direct International*^	33,459
4,622	Super Retail Group, Ltd.	36,075
2,528	Supergroup plc	49,279
2,400	USS Co., Ltd.	40,576
155	Valora Holding AG	44,208
2,800	VT Holdings Co., Ltd.	14,886
4,080	WHSmith plc	81,423
6,000	Yamada Denki Co., Ltd.	29,763

		2,438,079

Technology Hardware, Storage & Peripherals (0.9%):
10,460	BlackBerry, Ltd.*	83,406
6,400	Brother Industries, Ltd.	112,745
6,600	Canon, Inc.	191,322
378	Diebold, Inc.	9,595
2,700	Fujifilm Holdings Corp.	99,940
12,300	Konica Minolta Holdings, Inc.	104,361
6,508	Logitech International SA	146,170
84,000	NEC Corp.	217,047
727	Neopost	19,622
23,500	Ricoh Co., Ltd.	212,403
8,300	Seiko Epson Corp.	160,001
9,000	Toshiba Tec Corp.*	36,398
6,800	Wacom Co., Ltd./Japan	20,490

		1,413,500

Textiles, Apparel & Luxury Goods (1.4%):
1,597	Adidas AG	277,135
4,816	Burberry Group plc	86,173
381	Christian Dior SA	68,261
2,531	Compagnie Financiere Richemont SA	154,154
1,059	Gerry Weber International AG	13,518
1,311	Gildan Activewear, Inc.	36,642

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
280,000	Global Brands Group Holdings, Ltd.*	$28,705
121	Hermes International SA	49,223
1,437	Hugo Boss AG	79,459
272,358	Li & Fung, Ltd.	140,354
643	Luxottica Group SpA	30,720
1,520	LVMH Moet Hennessy Louis Vuitton SA	259,093
7,000	Onward Holdings Co., Ltd.	50,492
2,465	Pandora A/S	298,947
6,400	Prada SpA	20,607
1,139	Salvatore Ferragamo Italia SpA^	28,910
27,600	Samsonite International SA	88,726
9,000	Seiko Holdings Corp.	28,392
28,000	Stella International Holdings, Ltd.	48,059
439	Swatch Group AG (The)	124,087
819	Swatch Group AG (The), Registered Shares	45,501
973	Ted Baker plc	31,069
36,000	Texwinca Holdings, Ltd.	24,921
404	Tod’s SpA	21,327
6,000	Wacoal Holdings Corp.	67,651
27,500	Yue Yuen Industrial Holdings, Ltd.	114,026

		2,216,152

Thrifts & Mortgage Finance (0.1%):
2,931	Aareal Bank AG	96,782
998	Genworth MI Canada, Inc.	25,684

		122,466

Tobacco (0.6%):
4,656	British American Tobacco plc, ADR	594,339
4,473	Imperial Tobacco Group plc	230,520
4,800	Japan Tobacco, Inc.	196,133
2,105	Swedish Match AB, Class B	77,235

		1,098,227

Trading Companies & Distributors (2.0%):
2,637	AddTech AB, Class B	41,280
21,185	Ashtead Group plc	348,937
894	Baywa AG	29,070
378	Bossard Holding AG	49,780
5,890	Brammer plc	9,170
2,932	Brenntag AG	159,976
4,067	Bunzl plc	120,315
1,879	Cramo OYJ	48,539
6,511	Diploma plc	74,167
6,630	Finning International, Inc.	123,320
7,080	Grafton Group plc	45,690
11,000	Hanwa Co., Ltd.	66,766
31,179	Howden Joinery Group plc	174,448
1,200	Inaba Denki Sangyo Co., Ltd.	43,391
3,300	Indutrade AB	70,812
7,200	ITOCHU Corp.	90,207
13,000	Iwatani Corp.	80,155
1,700	Kanamoto Co., Ltd.	43,703
24,000	Kanematsu Corp.	37,261
3,554	Kloeckner & Co. SE*	43,262
22,100	Marubeni Corp.	113,315
5,100	Misumi Group, Inc.	95,540
9,800	Mitsubishi Corp.	222,797
8,400	Mitsui & Co., Ltd.	116,206
4,700	Nagase & Co., Ltd.	56,533
163,100	Noble Group, Ltd.*	18,456
4,540	Ramirent OYJ	36,611
10,389	Rexel SA	158,990
672	Richelieu Hardware, Ltd.	13,186
1,801	Russel Metals, Inc.	28,763
26,046	SIG plc	39,255

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
41,600	Sojitz Corp.	$106,278
8,100	Sumitomo Corp.	90,461
1,900	Toromont Industries, Ltd.	56,690
8,700	Toyota Tsushu Corp.	201,828
7,856	Travis Perkins plc	156,966
3,215	Wolseley plc	181,187

		3,393,311

Transportation Infrastructure (0.7%):
3,484	Abertis Infraestructuras SA	54,238
384	Aeroports de Paris	38,076
4,450	Atlantia SpA	112,971
37,862	BBA Aviation plc	122,630
960	Flughafen Zuerich AG	187,458
1,200	Fraport AG	65,559
3,270	Groupe Eurotunnel SA	35,347
1,679	Hamburger Hafen und Logistik AG	25,526
129,000	Hutchison Port Holdings Trust	57,866
9,000	Kamigumi Co., Ltd.	78,430
2,000	Mitsubishi Logistics Corp.	28,845
25,362	Qube Holdings, Ltd.	45,364
15,500	SATS, Ltd.	56,608
3,463	SIAS SpA	33,076
8,000	Sumitomo Warehouse Co., Ltd. (The)	42,585
8,572	Sydney Airport	46,050
1,114	Westshore Terminals Investment Corp.	20,254

		1,050,883

Water Utilities (0.2%):
11,156	Pennon Group plc	128,839
4,217	Severn Trent plc	136,894
5,368	United Utilities Group plc	69,840

		335,573

Wireless Telecommunication Services (1.2%):
3,844	Freenet AG	112,378
7,400	KDDI Corp.	227,751
13,000	M1, Ltd./Singapore	22,948
452	Millicom International Cellular SA, SDR	23,440
2,104	Mobistar SA*	51,447
23,100	NTT DoCoMo, Inc.	585,771
1,708	Rogers Communications, Inc., Class B	72,453
4,200	SoftBank Group Corp.	272,124
10,900	StarHub, Ltd.	27,575
12,183	Tele2 AB	105,121
182,837	Vodafone Group plc	524,165

		2,025,173

Total Common Stocks (Cost $178,676,263)		163,421,376

Preferred Stocks (0.3%):
Automobiles (0.3%):
955	Bayerische Motoren Werke AG (BMW), 4.91%	70,389
1,528	Porsche Automobil Holding SE, 2.22%	77,996
3,007	Volkswagen AG, 0.15%	394,988

		543,373

Total Preferred Stocks (Cost $989,101)		543,373

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (0.2%):
$ 323,239	AZL DFA International Core Equity Fund Securities Lending Collateral Account(d)	$323,239

Total Securities Held as Collateral for Securities on Loan (Cost $323,239)		323,239

Total Investment Securities (Cost $179,988,603)(e) - 99.7%		164,287,988
Net other assets (liabilities) - 0.3%		423,984

Net Assets - 100.0%		$164,711,972

Percentages indicated are based on net assets as of September 30, 2016.

ADR	-	American Depositary Receipt
GO	-	General Obligation
NYS	-	New York Shares
SDR	-	Swedish Depository Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2016. The total value of securities on loan as of September 30, 2016, was $312,800.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2016. The total of all such securities represent 0.06% of the net assets of the fund.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(c)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2016, these securities represent 0.00% of the net assets of the Fund.
(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2016.
(e)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2016:

Country	Percentage
Australia	6.3%
Austria	0.5%
Belgium	1.5%
Bermuda	—	%NM
Cambodia	—	%NM
Canada	7.5%
Cayman Islands	—	%NM
China	0.1%
Denmark	2.1%
Egypt	0.1%
European Community	—	%NM
Finland	2.0%
France	7.0%
Georgia	—	%NM
Germany	6.9%
Hong Kong	2.7%
Ireland (Republic of)	1.3%
Isle of Man	0.1%
Israel	0.4%
Italy	2.0%
Japan	24.6%
Luxembourg	0.2%
Malta	—	%NM
Netherlands	3.4%
New Zealand	0.5%
Norway	0.5%
Singapore	0.7%
Spain	2.5%
Sweden	3.0%
Switzerland	7.5%
United Kingdom	16.1%
United States	0.5%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (99.6%):
Aerospace & Defense (2.3%):
1,674	AAR Corp.	$52,430
4,560	Aerojet Rocketdyne Holdings, Inc.*	80,165
1,321	AeroVironment, Inc.*	32,246
1,124	Astronics Corp.*	50,636
168	Astronics Corp., Class B*	7,592
3,020	BE Aerospace, Inc.	156,013
15,922	Boeing Co. (The)	2,097,563
4,229	BWX Technologies, Inc.	162,267
685	CPI Aerostructures, Inc.*	4,699
1,527	Cubic Corp.	71,479
3,138	Curtiss-Wright Corp.	285,903
5,683	DigitalGlobe, Inc.*^	156,283
1,181	Engility Holdings, Inc.*	37,202
2,068	Esterline Technologies Corp.*	157,251
6,230	General Dynamics Corp.	966,647
1,641	HEICO Corp.	113,557
2,423	HEICO Corp., Class A	146,616
6,300	Hexcel Corp.^	279,090
1,976	Huntington Ingalls Industries, Inc.	303,158
3,559	KLX, Inc.*	125,277
4,471	Kratos Defense & Security Solutions, Inc.*^	30,805
1,921	L-3 Communications Holdings, Inc.	289,552
1,019	LMI Aerospace, Inc.*	7,235
6,622	Lockheed Martin Corp.	1,587,425
2,613	Mercury Computer Systems, Inc.*	64,201
2,746	Moog, Inc., Class A*	163,497
140	Moog, Inc., Class B*	8,350
4,013	Northrop Grumman Corp.	858,581
1,278	Orbital ATK, Inc.	97,422
5,648	Raytheon Co.	768,862
4,448	Rockwell Collins, Inc.^	375,144
3,691	Spirit AeroSystems Holdings, Inc., Class A*	164,397
114	TASER International, Inc.*^	3,262
2,334	Teledyne Technologies, Inc.*	251,909
10,903	Textron, Inc.	433,394
1,412	TransDigm Group, Inc.*^	408,237
3,379	Triumph Group, Inc.^	94,207
15,270	United Technologies Corp.	1,551,432
6,897	WESCO Aircraft Holdings, Inc.*^	92,627

		12,536,613

Air Freight & Logistics (0.8%):
4,941	Air Transport Services Group, Inc.*	70,903
1,400	Atlas Air Worldwide Holdings, Inc.*	59,948
5,902	C.H. Robinson Worldwide, Inc.^	415,855
1,026	Echo Global Logistics, Inc.*	23,660
5,128	Expeditors International of Washington, Inc.	264,195
5,735	FedEx Corp.	1,001,790
1,779	Forward Air Corp.	76,960
2,393	Hub Group, Inc.*	97,539
1,058	Park-Ohio Holdings Corp.	38,564
3,266	Radiant Logistics, Inc.*	9,275
18,987	United Parcel Service, Inc., Class B	2,076,418
4,593	XPO Logistics, Inc.*^	168,425

		4,303,532

Airlines (0.8%):
7,723	Alaska Air Group, Inc.	508,637
998	Allegiant Travel Co.	131,806
15,304	American Airlines Group, Inc.^	560,279
2,216	Copa Holdings SA, Class A	194,853
19,429	Delta Air Lines, Inc.	764,725
5,008	Hawaiian Holdings, Inc.*	243,389
20,928	JetBlue Airways Corp.*	360,799
17,047	Southwest Airlines Co.	662,958

Shares		Fair Value
Common Stocks, continued
Airlines, continued
5,511	Spirit Airlines, Inc.*	$234,383
11,284	United Continental Holdings, Inc.*	592,071

		4,253,900

Auto Components (1.0%):
4,688	American Axle & Manufacturing Holdings, Inc.*	80,727
3,449	Autoliv, Inc.^	368,353
8,910	BorgWarner, Inc.	313,454
5,300	Cooper Tire & Rubber Co.	201,506
1,615	Cooper-Standard Holding, Inc.*	159,562
13,476	Dana Holding Corp.	210,091
7,499	Delphi Automotive plc	534,829
967	Dorman Products, Inc.*	61,791
1,483	Drew Industries, Inc.	145,364
6,922	Federal Mogul Holdings Corp.*	66,520
2,274	Fox Factory Holding Corp.*	52,234
17,179	Gentex Corp.^	301,663
2,720	Gentherm, Inc.*	85,462
21,106	Goodyear Tire & Rubber Co.	681,724
1,365	Horizon Global Corp.*	27,204
17,779	Johnson Controls International plc	827,258
3,653	Lear Corp.	442,817
3,637	Modine Manufacturing Co.*	43,135
1,190	Motorcar Parts of America, Inc.*	34,248
2,574	Spartan Motors, Inc.	24,659
1,736	Standard Motor Products, Inc.	82,911
1,582	Stoneridge, Inc.*	29,109
275	Strattec Security Corp.	9,708
3,646	Tenneco, Inc.*^	212,452
1,187	Tower International, Inc.	28,607
2,847	Visteon Corp.	204,016

		5,229,404

Automobiles (0.6%):
123,486	Ford Motor Co.	1,490,476
36,273	General Motors Co.	1,152,393
7,133	Harley-Davidson, Inc.^	375,124
597	Tesla Motors, Inc.*^	121,806
3,270	Thor Industries, Inc.	276,969
1,652	Winnebago Industries, Inc.	38,938

		3,455,706

Banks (6.1%):
958	1st Constitution Bancorp	13,220
2,060	1st Source Corp.	73,532
691	Access National Corp.	16,515
504	ACNB Corp.	13,396
661	American National Bankshares, Inc.	18,475
587	American River Bankshares*	6,363
2,047	Ameris Bancorp^	71,543
704	Ames National Corp.	19,473
882	Arrow Financial Corp.^	28,946
7,268	Associated Banc-Corp.	142,380
425	Banc of California, Inc.^	7,421
1,178	BancFirst Corp.	85,417
2,831	Bancorp, Inc. (The)*^	18,175
3,994	BancorpSouth, Inc.	92,661
164,098	Bank of America Corp.	2,568,133
899	Bank of Commerce Holdings	6,473
2,107	Bank of Hawaii Corp.^	153,010
451	Bank of Marin Bancorp	22,428
3,947	Bank of the Ozarks, Inc.	151,565
5,053	BankUnited, Inc.	152,601
1,432	Banner Corp.	62,636
459	Bar Harbor Bankshares	16,854
12,546	BB&T Corp.^	473,235
842	BCB Bancorp, Inc.	9,473
1,507	Berkshire Hills Bancorp, Inc.	41,759

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
1,852	BNC Bancorp^	$45,041
1,890	BOK Financial Corp.	130,353
7,445	Boston Private Financial Holdings, Inc.	95,519
668	Bridge Bancorp, Inc.	19,098
5,707	Brookline Bancorp, Inc.	69,568
1,162	Bryn Mawr Bank Corp.	37,172
74	C&F Financial Corp.	3,188
753	California First National Bancorp	10,512
562	Camden National Corp.^	26,830
2,203	Capital Bank Financial Corp., Class A	70,738
1,309	Capital City Bank Group, Inc.	19,334
1,814	Cardinal Financial Corp.	47,327
5,492	Cascade Bancorp*	33,282
3,767	Cathay General Bancorp	115,948
3,426	Centerstate Banks, Inc.	60,743
2,402	Central Pacific Financial Corp.	60,506
933	Central Valley Community Bancorp	14,797
273	Century Bancorp, Inc.	12,372
3,437	Chemical Financial Corp.^	151,675
377	Chemung Financial Corp.	10,929
4,061	CIT Group, Inc.	147,414
45,498	Citigroup, Inc.	2,148,871
943	Citizens & Northern Corp.^	20,718
2,000	Citizens Financial Group, Inc.	49,420
552	Citizens Holding Co.	12,966
1,304	City Holding Co.	65,578
938	Civista Bancshares, Inc.	13,301
1,096	CNB Financial Corp.	23,191
3,178	CoBiz Financial, Inc.	42,299
72	Codorus Valley Bancorp, Inc.	1,575
56	Colony Bankcorp, Inc.*	554
3,847	Columbia Banking System, Inc.	125,874
3,601	Comerica, Inc.	170,399
5,934	Commerce Bancshares, Inc.^	292,309
2,720	Community Bank System, Inc.	130,859
2,277	Community Bankers Trust Corp.*	12,364
1,325	Community Trust Bancorp, Inc.	49,171
1,798	CommunityOne Bancorp*^	24,884
2,266	ConnectOne Bancorp, Inc.^	40,924
1,273	CU Bancorp*	29,037
2,965	Cullen/Frost Bankers, Inc.^	213,302
2,643	Customers Bancorp, Inc.*	66,498
6,990	CVB Financial Corp.^	123,094
408	DNB Financial Corp.^	10,322
1,882	Eagle Bancorp, Inc.*	92,839
6,075	East West Bancorp, Inc.	223,013
1,692	Eastern Virginia Bankshares, Inc.	13,604
1,529	Enterprise Financial Services Corp.	47,781
312	Evans Bancorp, Inc.	8,599
9,908	F.N.B. Corp.	121,868
569	Farmers Capital Bank Corp.^	16,865
1,329	Farmers National Banc Corp.	14,327
231	FCB Financial Holdings, Inc.*	8,877
1,636	Fidelity Southern Corp.	30,086
23,320	Fifth Third Bancorp	477,127
1,053	Financial Institutions, Inc.	28,547
1,497	First Bancorp	29,626
16,004	First Bancorp*	83,221
814	First Bancorp, Inc.	19,512
611	First Bancshares, Inc. (The)	11,872
2,931	First Busey Corp.	66,241
664	First Business Financial Services, Inc.	15,604

Shares		Fair Value
Common Stocks, continued
Banks, continued
592	First Citizens BancShares, Inc., Class A	$173,983
1,419	First Community Bankshares	35,191
1,217	First Connecticut Bancorp, Inc.	21,650
4,645	First Financial Bancorp	101,447
967	First Financial Corp.	39,338
1,138	First Financial Northwest, Inc.	16,125
11,112	First Horizon National Corp.	169,236
1,650	First Interstate BancSystem, Class A^	51,992
2,874	First Merchants Corp.	76,880
5,901	First Midwest Bancorp, Inc.	114,243
1,043	First NBC Bank Holding Co.*	9,846
1,049	First of Long Island Corp. (The)	34,774
5,994	First Republic Bank	462,197
1,283	First South Bancorp	12,432
2,253	Flushing Financial Corp.	53,441
7,023	Fulton Financial Corp.	101,974
877	German American Bancorp, Inc.^	34,142
4,261	Glacier Bancorp, Inc.^	121,524
1,035	Great Southern Bancorp, Inc.	42,125
456	Great Western Bancorp, Inc.	15,194
1,174	Guaranty Bancorp	20,956
3,946	Hancock Holding Co.^	127,969
2,408	Hanmi Financial Corp.	63,427
38	Hawthorn Bancshares, Inc.	571
1,375	Heartland Financial USA, Inc.	49,596
2,292	Heritage Financial Corp.	41,141
2,568	Heritage Oaks Bancorp^	21,058
2,010	Hertiage Commerce Corp.	21,989
4,694	Hilltop Holdings, Inc.*^	105,427
8,728	Home Bancshares, Inc.	181,630
1,540	Hometrust Bancshares, Inc.*	28,490
8,537	Hope BanCorp, Inc.	148,288
939	Horizon Bancorp	27,588
47,132	Huntington Bancshares, Inc.	464,722
1,606	IBERIABANK Corp.	107,795
1,483	Independent Bank Corp.	80,215
1,288	Independent Bank Group, Inc.^	56,891
5,028	International Bancshares Corp.	149,734
13,335	Investors Bancorp, Inc.^	160,153
69,004	JPMorgan Chase & Co.	4,594,975
24,377	KeyCorp	296,668
2,859	Lakeland Bancorp, Inc.	40,140
1,656	Lakeland Financial Corp.^	58,656
415	Landmark Bancorp, Inc.	10,902
712	LCNB Corp.	12,973
2,565	LegacyTexas Financial Group, Inc.	81,131
1,979	M&T Bank Corp.	229,762
2,571	Macatawa Bank Corp.	20,542
918	Mackinac Financial Corp.	10,548
1,644	Mainsource Financial Group, Inc.	41,018
3,343	MB Financial, Inc.^	127,168
1,869	MBT Financial Corp.	16,914
1,293	Mercantile Bank Corp.	34,717
471	Merchants Bancshares, Inc.	15,256
555	Middleburg Financial Corp.	15,695
638	MidWestone Financial Group, Inc.	19,376
570	MutualFirst Financial, Inc.	15,806
1,805	National Bank Holdings Corp.	42,183
514	National Bankshares, Inc.	18,905
3,330	NBT Bancorp, Inc.	109,457
373	Nicolet Bankshares, Inc.*	14,305
1,094	Northeast Bancorp	12,669
510	Northrim Bancorp, Inc.	13,133
341	Norwood Financial Corp.	9,984

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
3,309	OFG Bancorp	$33,454
440	Ohio Valley Banc Corp.	9,733
819	Old Line Bancshares, Inc.	16,159
6,728	Old National Bancorp	94,596
676	Old Point Financial Corp.	13,966
2,225	Old Second Bancorp, Inc.	18,490
198	Opus Bank	7,003
638	Orrstown Financial Services, Inc.	12,601
1,339	Pacific Continental Corp.	22,522
1,205	Pacific Mercantile Bancorp*	8,881
1,234	Pacific Premier Bancorp, Inc.*^	32,652
5,552	PacWest Bancorp	238,236
3,377	Park Sterling Corp.	27,421
897	Parke Bancorp, Inc.	13,383
1,165	Peapack-Gladstone Financial Corp.	26,108
364	Penns Woods Bancorp, Inc.	16,183
553	Peoples Bancorp	11,558
1,361	Peoples Bancorp, Inc.	33,467
13,498	People’s United Financial, Inc.^	213,538
1,957	Pinnacle Financial Partners, Inc.	105,835
9,060	PNC Financial Services Group, Inc.	816,215
4,717	Popular, Inc.	180,284
878	Preferred Bank Los Angeles	31,389
689	Premier Financial Bancorp, Inc.	11,809
5,202	PrivateBancorp, Inc.	238,876
3,366	Prosperity Bancshares, Inc.^	184,760
606	QCR Holdings, Inc.	19,234
28,339	Regions Financial Corp.	279,706
2,391	Renasant Co.	80,409
1,417	Republic Bancorp, Inc., Class A	44,040
2,622	S & T Bancorp, Inc.	76,012
348	Salisbury Bancorp, Inc.	10,760
1,898	Sandy Spring Bancorp, Inc.	58,041
1,879	Seacoast Banking Corp.*	30,233
1,252	Select Bancorp, Inc.*	10,016
65	ServisFirst Bancshares, Inc.^	3,374
1,113	Shore Bancshares, Inc.	13,111
1,028	Sierra Bancorp	19,285
1,267	Signature Bank*	150,076
1,703	Simmons First National Corp., Class A	84,980
1,569	South State Corp.	117,738
583	Southern First Bancshares, Inc.*	16,079
935	Southern National Bancorp	12,202
1,447	Southwest Bancorp	27,479
2,709	State Bank Financial Corp.	61,819
5,081	Sterling Bancorp	88,918
1,432	Stock Yards Bancorp, Inc.	47,199
884	Suffolk Bancorp	30,737
557	Summit Financial Group, Inc.^	10,672
1,426	Sun Bancorp, Inc.	32,884
7,669	SunTrust Banks, Inc.	335,902
1,991	SVB Financial Group*	220,085
6,166	Synovus Financial Corp.	200,580
13,618	TCF Financial Corp.	197,597
2,115	Texas Capital Bancshares, Inc.*	116,156
1,121	Tompkins Financial Corp.^	85,656
4,717	TowneBank	113,350
1,726	TriCo Bancshares	46,205
2,154	Tristate Capital Holdings, Inc.*^	34,787
4,028	Trustmark Corp.^	111,012
94	Two River Bancorp	1,081
29,887	U.S. Bancorp	1,281,853
2,255	UMB Financial Corp.^	134,060
9,964	Umpqua Holdings Corp.	149,958
3,371	Union Bankshares Corp.	90,242

Shares		Fair Value
Common Stocks, continued
Banks, continued
384	Union Bankshares, Inc.^	$13,079
3,329	United Bankshares, Inc.	125,403
794	United Community Banks, Inc.	16,690
1,157	United Security Bancshares*	7,069
42	Unity Bancorp, Inc.	536
1,914	Univest Corp.	44,711
11,676	Valley National Bancorp^	113,607
1,113	Washington Trust Bancorp	44,765
622	WashingtonFirst Bankshare, Inc.	15,307
3,733	Webster Financial Corp.^	141,891
99,124	Wells Fargo & Co.	4,389,210
3,257	WesBanco, Inc.	107,090
1,062	West Bancorp	20,815
1,687	Westamerica Bancorp	85,835
4,463	Western Alliance Bancorp*	167,541
2,446	Wintrust Financial Corp.	135,924
836	Xenith Bankshares, Inc.*	1,931
2,516	Yadkin Financial Corp.	66,146
5,005	Zions Bancorp	155,255

		32,348,858

Beverages (1.8%):
466	Boston Beer Co., Inc. (The), Class A*^	72,351
1,680	Brown-Forman Corp., Class A^	83,580
5,468	Brown-Forman Corp., Class B^	259,402
545	Coca-Cola Bottling Co. Consolidated	80,747
91,177	Coca-Cola Co. (The)	3,858,611
2,048	Constellation Brands, Inc., Class C	340,972
4,702	Dr Pepper Snapple Group, Inc.	429,340
1,327	MGP Ingredients, Inc.^	53,770
1,721	Molson Coors Brewing Co., Class B	188,966
1,112	Monster Beverage Corp.*	163,253
2,018	National Beverage Corp.*^	88,893
36,165	PepsiCo, Inc.	3,933,666

		9,553,551

Biotechnology (2.4%):
42,387	AbbVie, Inc.	2,673,347
1,507	Acadia Pharmaceuticals, Inc.*^	47,938
600	Acorda Therapeutics, Inc.*	12,528
1,278	Alexion Pharmaceuticals, Inc.*	156,606
1,263	Alkermes plc*^	59,399
838	Alnylam Pharmaceuticals, Inc.*	56,800
13,648	Amgen, Inc.	2,276,623
1,084	Aptevo Therapeutics, Inc.*	2,775
4,351	Aviragen Therapeutics, Inc.*	8,354
5,247	Biogen Idec, Inc.*	1,642,468
1,217	BioMarin Pharmaceutical, Inc.*	112,597
271	Biospecifics Technologies Corp.*^	12,377
813	Bluebird Bio, Inc.*^	55,105
633	Catalyst Biosciences, Inc.*	766
14,276	Celgene Corp.*	1,492,270
2,168	Emergent Biosolutions, Inc.*^	68,357
1,701	Enanta Pharmaceuticals, Inc.*	45,264
1,841	Five Prime Therapeutics, Inc.*^	96,634
35,438	Gilead Sciences, Inc.	2,803,854
1,721	Incyte Corp.*	162,273
160	Inovio Pharmaceuticals, Inc.*	1,491
83	Insys Therapeutics, Inc.*^	979
277	Intercept Pharmaceuticals, Inc.*	45,591
526	Ligand Pharmaceuticals, Inc., Class B*^	53,684
2,033	Myriad Genetics, Inc.*	41,839
1,067	Neurocrine Biosciences, Inc.*	54,033
10,235	OPKO Health, Inc.*^	108,389
1,498	Regeneron Pharmaceuticals, Inc.*	602,226
1,210	Seattle Genetics, Inc.*^	65,352

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
2,907	Tenax Therapeutics, Inc.*	$6,686
600	Tesaro, Inc.*^	60,144
1,549	United Therapeutics Corp.*^	182,906
1,286	Vertex Pharmaceuticals, Inc.*	112,152

		13,121,807

Building Products (0.5%):
2,079	A.O. Smith Corp.	205,383
3,058	AAON, Inc.	88,132
2,156	Allegion plc	148,570
1,273	American Woodmark Corp.*	102,566
1,604	Apogee Enterprises, Inc.^	71,683
1,778	Armstrong Flooring, Inc.*	33,569
2,857	Armstrong World Industries, Inc.*^	118,051
5,631	Builders FirstSource, Inc.*^	64,813
521	Continental Building Products, Inc.*	10,936
3,996	Fortune Brands Home & Security, Inc.	232,167
1,252	Gibraltar Industries, Inc.*	46,512
1,209	Insteel Industries, Inc.	43,814
1,194	Lennox International, Inc.^	187,494
8,975	Masco Corp.	307,931
3,362	NCI Building Systems, Inc.*	49,052
7,118	Owens Corning, Inc.	380,029
1,426	Patrick Industries, Inc.*	88,298
3,615	PGT, Inc.*	38,572
3,674	Ply Gem Holdings, Inc.*	49,085
1,925	Quanex Building Products Corp.	33,226
2,822	Simpson Manufacturing Co., Inc.	124,027
1,844	Trex Co., Inc.*	108,280
6,043	USG Corp.*^	156,212

		2,688,402

Capital Markets (2.4%):
1,453	Affiliated Managers Group, Inc.*	210,249
5,551	Ameriprise Financial, Inc.	553,823
2,502	Artisan Partners Asset Management, Inc., Class A	68,054
388	Associated Capital Group, Inc., Class A	13,758
17,515	Bank of New York Mellon Corp. (The)	698,498
10,735	BGC Partners, Inc., Class A	93,931
1,372	BlackRock, Inc., Class A	497,295
3,218	CBOE Holdings, Inc.	208,687
13,850	Charles Schwab Corp. (The)	437,245
4,656	CME Group, Inc.	486,645
1,100	Cohen & Steers, Inc.	47,025
190	Diamond Hill Investment Group	35,110
6,342	E*TRADE Financial Corp.*	184,679
8,089	Eaton Vance Corp.^	315,875
1,660	FactSet Research Systems, Inc.^	269,086
6,954	Federated Investors, Inc., Class B^	206,047
7,698	Franklin Resources, Inc.	273,818
3,237	Gain Capital Holdings, Inc.	20,005
388	GAMCO Investors, Inc., Class A	11,046
5,733	Goldman Sachs Group, Inc. (The)	924,560
1,743	Greenhill & Co., Inc.	41,083
141	Hennessy Advisors, Inc.	5,001
5,199	Interactive Brokers Group, Inc., Class A^	183,369
1,086	Intercontinental Exchange, Inc.	292,525
1,643	INTL FCStone, Inc.*	63,831
11,615	Invesco, Ltd.	363,201
2,572	Investment Technology Group, Inc.	44,084
8,761	Janus Capital Group, Inc.^	122,742
6,688	KCG Holdings, Inc.*	103,865

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
10,552	Ladenburg Thalmann Financial Services, Inc.*	$24,375
5,035	Legg Mason, Inc.	168,572
7,804	LPL Financial Holdings, Inc.^	233,418
1,798	MarketAxess Holdings, Inc.	297,731
600	Moelis & Co., Class A	16,134
3,411	Moody’s Corp.	369,343
21,725	Morgan Stanley	696,504
2,689	Morningstar, Inc.	213,157
2,951	MSCI, Inc., Class A	247,707
4,805	NASDAQ OMX Group, Inc. (The)	324,530
9,212	Northern Trust Corp.	626,324
3,638	NorthStar Asset Management Group, Inc.	47,039
1,147	Om Asset Management plc	15,955
1,024	Oppenheimer Holdings, Class A	14,633
1,113	Pzena Investment Management, Inc.^	8,570
6,074	Raymond James Financial, Inc.	353,568
7,351	S&P Global, Inc.	930,342
1,544	Safeguard Scientifics, Inc.*	20,010
4,367	SEI Investments Co.	199,179
660	Silvercrest Asset Management Group, Inc., Class A	7,834
6,013	State Street Corp.	418,685
3,314	Stifel Financial Corp.*	127,423
6,118	T. Rowe Price Group, Inc.^	406,847
6,340	TD Ameritrade Holding Corp.	223,422
7,585	Waddell & Reed Financial, Inc., Class A^	137,744
631	Westwood Holdings, Inc.	33,512
6,557	WisdomTree Investments, Inc.^	67,472

		13,005,167

Chemicals (2.7%):
2,215	A. Schulman, Inc.	64,501
3,779	Air Products & Chemicals, Inc.	568,135
2,928	Albemarle Corp.	250,315
2,318	American Vanguard Corp.	37,227
2,194	Ashland Global Holdings, Inc.	254,394
1,435	Balchem Corp.	111,256
3,781	Cabot Corp.	198,162
4,019	Calgon Carbon Corp.	60,968
4,449	Celanese Corp., Series A	296,125
11,520	CF Industries Holdings, Inc.^	280,512
691	Chase Corp.	47,762
4,033	Chemours Co. (The)	64,528
3,228	Chemtura Corp.*	105,911
578	Core Molding Technologies, Inc.*	9,768
23,516	Dow Chemical Co. (The)	1,218,833
17,167	E.I. du Pont de Nemours & Co.	1,149,673
8,309	Eastman Chemical Co.	562,353
5,048	Ecolab, Inc.	614,443
3,093	FMC Corp.	149,516
3,222	Futurefuel Corp.	36,344
2,909	GCP Applied Technologies, Inc.*	82,383
2,893	H.B. Fuller Co.	134,438
702	Hawkins, Inc.	30,418
20,298	Huntsman Corp.^	330,248
1,005	Ingevity Corp.*	46,331
1,620	Innophos Holdings, Inc.	63,229
1,833	Innospec, Inc.	111,465
2,701	International Flavor & Fragrances, Inc.	386,162
743	KMG Chemicals, Inc.	21,049
783	Koppers Holdings, Inc.*	25,197
2,348	Kraton Performance Polymers, Inc.*	82,274

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
4,741	Kronos Worldwide, Inc.^	$39,303
1,233	LSB Industries, Inc.*^	10,579
10,276	LyondellBasell Industries NV, Class A	828,862
2,350	Minerals Technologies, Inc.	166,122
10,517	Monsanto Co.	1,074,836
7,502	Mosaic Co. (The)^	183,499
703	NewMarket Corp.	301,812
7,859	Olin Corp.^	161,267
3,546	Omnova Solutions, Inc.*	29,928
6,657	Platform Speciality Products Corp.*^	53,988
6,775	PolyOne Corp.	229,063
6,290	PPG Industries, Inc.	650,134
7,814	Praxair, Inc.	944,166
906	Quaker Chemical Corp.	95,973
4,911	RPM International, Inc.	263,819
3,702	Scotts Miracle-Gro Co. (The)	308,266
1,560	Sensient Technologies Corp.	118,248
2,107	Sherwin Williams Co.	582,923
1,689	Stepan Co.	122,723
1,627	Trecora Resources*	18,580
1,472	Trinseo SA	83,256
4,906	Tronox, Ltd., Class A^	45,969
3,240	Valspar Corp. (The)	343,667
2,109	W.R. Grace & Co.	155,644
4,068	Westlake Chemical Corp.	217,638

		14,424,185

Commercial Services & Supplies (1.1%):
2,802	ABM Industries, Inc.	111,239
10,293	ACCO Brands Corp.*	99,225
4,271	ARC Document Solutions, Inc.*	15,974
2,727	Brady Corp., Class A	94,381
3,409	Brink’s Co. (The)	126,406
1,886	Casella Waste Systems, Inc.*	19,426
2,003	CECO Environmental Corp.	22,594
3,596	Cintas Corp.	404,910
4,474	Clean Harbors, Inc.*	214,663
8,112	Copart, Inc.*	434,479
7,746	Covanta Holding Corp.^	119,211
4,117	Deluxe Corp.	275,098
2,517	Essendant, Inc.	51,649
1,220	G&K Services, Inc., Class A	116,498
782	Healthcare Services Group, Inc.	30,952
4,520	Herman Miller, Inc.	129,272
2,671	HNI Corp.	106,306
4,002	Interface, Inc.	66,793
6,809	KAR Auction Services, Inc.	293,876
2,829	Kimball International, Inc., Class B	36,607
3,654	Knoll, Inc.	83,494
1,875	Matthews International Corp., Class A^	113,925
2,011	McGrath Rentcorp	63,769
2,641	Mobile Mini, Inc.	79,758
2,304	MSA Safety, Inc.	133,724
1,003	Multi-Color Corp.	66,198
1,552	NL Industries, Inc.*	6,099
11,428	Pitney Bowes, Inc.	207,532
2,606	Quad Graphics, Inc.	69,632
11,336	R.R. Donnelley & Sons Co.	178,202
10,566	Republic Services, Inc., Class A	533,055
5,347	Rollins, Inc.^	156,560
1,467	SP Plus Corp.*^	37,511
5,403	Steelcase, Inc., Class A	75,048
2,252	Stericycle, Inc.*^	180,475
1,534	Team, Inc.*	50,177
2,583	Tetra Tech, Inc.	91,619

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
2,299	Trc Companies, Inc.*	$19,932
1,022	UniFirst Corp.^	134,761
1,309	US Ecology, Inc.^	58,696
824	Vse Corp.	28,008
5,103	Waste Connections, Inc.	381,194
11,930	Waste Management, Inc.	760,656
5,156	West Corp.	113,844

		6,393,428

Communications Equipment (1.2%):
2,115	ADTRAN, Inc.	40,481
976	Arista Networks, Inc.*^	83,038
5,239	ARRIS International plc*	148,421
200	Black Box Corp.	2,780
28,360	Brocade Communications Systems, Inc.	261,763
1,318	CalAmp Corp.*	18,386
3,965	Calix, Inc.*	29,143
7,195	Ciena Corp.*	156,851
93,285	Cisco Systems, Inc.	2,959,001
4,120	CommScope Holding Co., Inc.*	124,053
316	Communications Systems, Inc.	1,504
2,952	EchoStar Corp., Class A*	129,386
2,442	EMCORE Corp.	13,919
2,366	F5 Networks, Inc.*	294,898
5,961	Finisar Corp.*	177,638
7,060	Harmonic, Inc.*^	41,866
3,323	Harris Corp.	304,420
503	Infinera Corp.*	4,542
2,791	InterDigital, Inc.	221,047
4,483	Ixia*	56,038
11,482	Juniper Networks, Inc.	276,257
909	KVH Industries, Inc.*	8,008
2,200	Motorola Solutions, Inc.	167,816
2,590	NETGEAR, Inc.*	156,669
1,725	NetScout Systems, Inc.*^	50,456
697	Palo Alto Networks, Inc.*	111,053
1,949	Plantronics, Inc.	101,270
89	ShoreTel, Inc.*	712
1,714	Sonus Networks, Inc.*^	13,335
1,918	Ubiquiti Networks, Inc.*	102,613
2,586	ViaSat, Inc.*^	193,045
5,226	Viavi Solutions, Inc.*	38,620

		6,289,029

Construction & Engineering (0.4%):
6,756	Aecom Technology Corp.*	200,856
800	Aegion Corp.*	15,256
2,172	Ameresco, Inc., Class A*	11,425
1,245	Argan, Inc.	73,692
4,618	Chicago Bridge & Iron Co. NV^	129,443
3,167	Comfort Systems USA, Inc.	92,825
2,560	Dycom Industries, Inc.*	209,357
4,493	Emcor Group, Inc.	267,872
7,962	Fluor Corp.	408,609
2,241	Granite Construction, Inc.	111,467
1,221	IES Holdings, Inc.*	21,722
3,524	Jacobs Engineering Group, Inc.*^	182,261
6,613	KBR, Inc.	100,055
985	MasTec, Inc.*	29,294
1,578	MYR Group, Inc.*	47,498
574	NV5 Holdings, Inc.*	18,546
2,101	Orion Marine Group, Inc.*	14,392
6,487	Quanta Services, Inc.*	181,571
404	Valmont Industries, Inc.	54,366

		2,170,507

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Construction Materials (0.2%):
3,233	Eagle Materials, Inc., Class A^	$249,911
4,198	Headwaters, Inc.*	71,030
1,529	Martin Marietta Materials, Inc.	273,860
353	U.S. Lime & Minerals, Inc.	23,298
1,308	US Concrete, Inc.*	60,253
2,280	Vulcan Materials Co.	259,304

		937,656

Consumer Finance (1.0%):
13,408	Ally Financial, Inc.	261,054
20,744	American Express Co.	1,328,446
1,222	Asta Funding, Inc.*	12,831
10,887	Capital One Financial Corp.	782,013
1,912	Consumer Portfolio Services, Inc.*	8,776
1,440	Credit Acceptance Corp.*	289,541
11,968	Discover Financial Services	676,790
1,968	Encore Capital Group, Inc.*	44,241
3,948	EZCORP, Inc., Class A*	43,665
4,051	Firstcash, Inc.	190,721
1,000	Green Dot Corp., Class A*	23,060
28,462	Navient Corp.	411,845
2,628	Nelnet, Inc., Class A	106,092
750	Nicholas Financial, Inc.*	7,590
4,454	Onemain Holdings, Inc.*^	137,851
3,076	PRA Group, Inc.*	106,245
960	Regional Mgmt Corp.*	20,784
3,911	Santander Consumer USA Holdings, Inc.*	47,558
25,434	SLM Corp.*	189,992
24,910	Synchrony Financial	697,480

		5,386,575

Containers & Packaging (0.9%):
480	AEP Industries, Inc.	52,498
2,632	AptarGroup, Inc.	203,743
3,708	Avery Dennison Corp.	288,445
4,387	Ball Corp.	359,515
8,105	Bemis Co., Inc.	413,436
4,924	Berry Plastics Group, Inc.*	215,917
3,728	Crown Holdings, Inc.*	212,832
31,666	Graphic Packaging Holding Co.	443,007
1,930	Greif, Inc., Class A	95,709
1,310	Greif, Inc., Class B	79,373
11,565	International Paper Co.	554,889
2,608	Myers Industries, Inc.	33,878
14,800	Owens-Illinois, Inc.*	272,172
6,163	Packaging Corp. of America	500,805
7,676	Sealed Air Corp.	351,714
5,136	Silgan Holdings, Inc.^	259,830
7,957	Sonoco Products Co.	420,368
538	UFP Technologies, Inc.*	14,257
5,064	WestRock Co.	245,503

		5,017,891

Distributors (0.2%):
3,074	Core Markt Holdngs Co., Inc.^	110,049
5,041	Genuine Parts Co.	506,368
12,475	LKQ Corp.*	442,364
2,491	Pool Corp.	235,449
1,621	VOXX International Corp.*	4,847
811	Weyco Group, Inc.	21,792

		1,320,869

Diversified Consumer Services (0.3%):
1,304	American Public Education, Inc.*	25,832
273	Ascent Capital Group, Inc.*	6,325
3,117	Bright Horizons Family Solutions, Inc.*	208,497
3,401	Cambium Learning Group, Inc.*	18,467

Shares		Fair Value
Common Stocks, continued
Diversified Consumer Services, continued
918	Capella Education Co.	$53,281
5,222	Career Education Corp.*	35,457
1,464	Carriage Services, Inc.	34,624
506	Collectors Universe, Inc.	9,376
903	DeVry Education Group, Inc.	20,823
270	Graham Holdings Co., Class B	129,970
3,582	Grand Canyon Education, Inc.*	144,677
7,116	H&R Block, Inc.	164,735
5,384	Houghton Mifflin Harcourt Co.*	72,199
2,988	K12, Inc.*	42,878
482	Liberty Tax, Inc.	6,160
2,211	National American University Holdings, Inc.	4,621
10,248	Service Corp. International	271,983
3,836	ServiceMaster Global Holdings, Inc.*	129,196
3,636	Sotheby’s^	138,241
622	Strayer Education, Inc.*	29,035
1,696	Universal Technical Institute, Inc.	3,019

		1,549,396

Diversified Financial Services (0.8%):
28,570	Berkshire Hathaway, Inc., Class B*	4,127,507
7,746	Leucadia National Corp.	147,484
974	Marlin Business Services, Inc.	18,876
3,621	Newstar Financial, Inc.*	35,160
1,763	PICO Holdings, Inc.*^	20,786
1,767	Tiptree Financial, Inc., Class A	10,496
4,836	Voya Financial, Inc.	139,374

		4,499,683

Diversified Telecommunication Services (2.5%):
147,272	AT&T, Inc.	5,980,715
1,019	ATN International, Inc.	66,276
26,922	CenturyLink, Inc.^	738,470
12,621	Cincinnati Bell, Inc.*	51,494
3,023	Cogent Communications Group, Inc.^	111,277
600	Consolidated Communications Holdings, Inc.	15,144
1,423	FairPoint Communications, Inc.*	21,388
23,600	Frontier Communications Corp.^	98,176
3,714	General Communication, Inc., Class A*	51,068
815	Hawaiian Telcom Holdco, Inc.*	18,248
1,994	IDT Corp.	34,377
3,003	Inteliquent, Inc.	48,468
5,373	Level 3 Communications, Inc.*	249,200
1,975	Lumos Networks Corp.*	27,650
4,045	Orbcomm, Inc.*	41,461
3,617	SBA Communications Corp., Class A*	405,683
111,515	Verizon Communications, Inc.	5,796,549

		13,755,644

Electric Utilities (1.6%):
2,450	ALLETE, Inc.	146,069
5,522	Alliant Energy Corp.	211,548
9,564	American Electric Power Co., Inc.	614,104
10,353	Duke Energy Corp.	828,653
6,122	Edison International	442,315
2,442	El Paso Electric Co.	114,212
2,643	Empire District Electric Co.^	90,232
2,808	Entergy Corp.	215,458
4,980	Eversource Energy	269,816
16,319	Exelon Corp.	543,260
9,988	FirstEnergy Corp.	330,403
1,272	Genie Energy, Ltd., Class B	7,505
7,852	Great Plains Energy, Inc.	214,281

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
2,555	IDACORP, Inc.	$200,005
7,710	ITC Holdings Corp.	358,361
2,096	MGE Energy, Inc.^	118,445
8,138	NextEra Energy, Inc.	995,439
4,016	OGE Energy Corp.^	126,986
2,284	Otter Tail Power Co.^	79,004
7,605	PG&E Corp.	465,198
2,939	Pinnacle West Capital Corp.	223,335
2,961	PNM Resources, Inc.	96,884
5,276	Portland General Electric Co.	224,705
13,030	PPL Corp.	450,447
14,349	Southern Co. (The)	736,104
5,818	Westar Energy, Inc.	330,172
10,233	Xcel Energy, Inc.	420,986

		8,853,927

Electrical Equipment (0.7%):
1,157	Acuity Brands, Inc.	306,142
926	Allied Motion Technologies, Inc.	17,511
9,515	AMETEK, Inc.	454,626
1,953	AZZ, Inc.	127,472
1,657	Babcock & Wilcox Enterprises, Inc.*	27,341
6,460	Eaton Corp. plc	424,487
15,630	Emerson Electric Co.^	851,990
1,159	Encore Wire Corp.	42,616
3,345	EnerSys	231,441
4,065	Generac Holdings, Inc.*^	147,560
3,673	General Cable Corp.^	55,022
1,311	Global Power Equipment Group, Inc.*	5,454
2,775	Hubbell, Inc.	298,979
1,831	LSI Industries, Inc.	20,562
415	Power Solutions International, Inc.*^	4,254
400	Preformed Line Products Co.	16,868
2,035	Regal-Beloit Corp.	121,062
4,484	Rockwell Automation, Inc.^	548,572
4,783	Sensata Technologies Holding NV*	185,485
1,790	Solarcity Corp.*	35,012
2,410	Thermon Group Holdings, Inc.*^	47,598

		3,970,054

Electronic Equipment, Instruments & Components (1.4%):
7,309	Amphenol Corp., Class A	474,499
2,510	Anixter International, Inc.*	161,895
4,742	Arrow Electronics, Inc.*	303,346
5,016	Avnet, Inc.	205,957
7,108	AVX Corp.	98,019
1,734	Badger Meter, Inc.	58,106
1,955	Belden, Inc.^	134,875
7,075	CDW Corp.	323,540
3,912	Cognex Corp.	206,788
1,412	Coherent, Inc.*	156,082
15,258	Corning, Inc.	360,852
1,747	CUI Global, Inc.*	10,185
2,838	Daktronics, Inc.^	27,075
2,777	Dolby Laboratories, Inc., Class A	150,763
516	DTS, Inc.	21,951
2,339	Electro Scientific Industries, Inc.*	13,192
2,696	Fabrinet*	120,215
1,007	FARO Technologies, Inc.*	36,202
25,186	Flextronics International, Ltd.*	343,033
7,918	FLIR Systems, Inc.	248,784
640	Frequency Electronics, Inc.*	6,726
1,004	Identiv, Inc.*	2,189
4,641	II-VI, Inc.*	112,916
8,931	Ingram Micro, Inc., Class A	318,479
3,140	IPG Photonics Corp.*^	258,579

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
1,595	Itron, Inc.*	$88,937
14,490	Jabil Circuit, Inc.	316,172
3,410	KEMET Corp.*	12,174
6,969	Keysight Technologies, Inc.*	220,848
232	Knowles Corp.*^	3,260
736	Littlelfuse, Inc.^	94,804
214	Mesa Labs, Inc.	24,473
2,290	Methode Electronics, Inc., Class A	80,081
567	MOCON, Inc.	8,902
915	MTS Systems Corp.^	42,117
1,799	Napco Security Technologies, Inc.*	12,953
4,833	National Instruments Corp.^	137,257
1,955	Novanta, Inc.*	33,919
1,498	OSI Systems, Inc.*	97,939
1,553	Park Electrochemical Corp.	26,976
267	PC Connection, Inc.	7,054
1,087	PCM, Inc.*	23,414
772	Perceptron, Inc.*	5,188
2,255	Plexus Corp.*	105,489
4,858	RadiSys Corp.*	25,966
2,153	Rofin-Sinar Technologies, Inc.*	69,284
1,193	Rogers Corp.*	72,868
6,195	Sanmina Corp.*	176,372
2,157	ScanSource, Inc.*	78,731
2,996	SYNNEX Corp.	341,874
7,195	TE Connectivity, Ltd.	463,214
1,792	Tech Data Corp.*	151,800
7,031	Trimble Navigation, Ltd.*	200,805
6,321	TTM Technologies, Inc.*^	72,375
782	Universal Display Corp.*	43,409
5,690	VeriFone Systems, Inc.*	89,561
585	Wayside Technology Group, Inc.	10,372
975	Zebra Technologies Corp., Class A*^	67,870

		7,360,706

Energy Equipment & Services (0.7%):
419	Atwood Oceanics, Inc.^	3,641
2,959	Baker Hughes, Inc.	149,341
1,435	Core Laboratories NV^	161,194
5,986	Diamond Offshore Drilling, Inc.^	105,413
1,871	Dril-Quip, Inc.*^	104,290
1,558	Era Group, Inc.*	12,542
9,034	FMC Technologies, Inc.*	268,039
6,591	Forum Energy Technologies, Inc.*^	130,897
4,200	Frank’s International NV^	54,600
1,086	Gulf Island Fabrication, Inc.	9,991
9,164	Halliburton Co.	411,280
2,669	Helmerich & Payne, Inc.^	179,624
1,750	Matrix Service Co.*	32,830
15,446	Nabors Industries, Ltd.	187,823
811	National-Oilwell Varco, Inc.	29,796
935	Natural Gas Services Group*	22,992
1,938	Newpark Resources, Inc.*	14,264
12,057	Noble Corp. plc^	76,441
8,208	Oceaneering International, Inc.	225,802
3,066	Oil States International, Inc.*	96,794
9,357	Parker Drilling Co.*	20,305
6,531	Patterson-UTI Energy, Inc.	146,098
974	PHI, Inc.*	17,698
50	Pioneer Energy Services Corp.*	202
5,837	Rowan Cos. plc, Class A	88,489
5,075	RPC, Inc.*^	85,260
16,098	Schlumberger, Ltd.	1,265,946
7,186	Superior Energy Services, Inc.	128,629
643	Tesco Corp.	5,247
4,086	TETRA Technologies, Inc.*	24,965

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
16,505	Transocean, Ltd.*^	$175,943
2,800	Unit Corp.*	52,080

		4,288,456

Food & Staples Retailing (1.8%):
1,664	Casey’s General Stores, Inc.	199,930
1,143	Chefs’ Warehouse, Inc.*^	12,733
10,328	Costco Wholesale Corp.	1,575,123
22,272	CVS Health Corp.	1,981,985
1,267	Ingles Markets, Inc., Class A	50,097
25,720	Kroger Co. (The)	763,370
1,720	Natural Grocers by Vitamin Cottage, Inc.*	19,195
1,852	PriceSmart, Inc.^	155,124
27,665	Rite Aid Corp.*	212,744
71	Smart & Final Stores, Inc.*	907
674	SpartanNash Co.	19,492
5,794	Sprouts Farmers Market, Inc.*^	119,646
16,013	Supervalu, Inc.*	79,905
12,641	Sysco Corp.	619,535
200	The Andersons, Inc.	7,236
3,347	United Natural Foods, Inc.*	134,014
738	Village Super Market, Inc., Class A	23,623
11,285	Walgreens Boots Alliance, Inc.	909,797
37,292	Wal-Mart Stores, Inc.	2,689,498
2,367	Weis Markets, Inc.	125,451
9,659	Whole Foods Market, Inc.	273,833

		9,973,238

Food Products (1.7%):
8,115	Archer-Daniels-Midland Co.	342,210
3,898	B&G Foods, Inc.^	191,704
4,129	Bunge, Ltd.	244,561
808	Calavo Growers, Inc.	52,867
3,085	Cal-Maine Foods, Inc.^	118,896
5,711	Campbell Soup Co.	312,392
2,817	ConAgra Foods, Inc.	132,709
2,882	Darling International, Inc.*	38,936
5,447	Dean Foods Co.^	89,331
1,004	Farmer Brothers Co.*	35,692
13,535	Flowers Foods, Inc.^	204,649
378	Fresh Del Monte Produce, Inc.	22,642
13,416	General Mills, Inc.	857,014
3,802	Hain Celestial Group, Inc.*	135,275
4,279	Hershey Co. (The)	409,072
5,718	Hormel Foods Corp.	216,884
4,292	Ingredion, Inc.	571,094
1,198	Inventure Foods, Inc.*	11,261
1,150	J & J Snack Foods Corp.	136,988
3,132	JM Smucker Co. (The)^	424,511
300	John B Sanfilippo And Son, Inc.	15,399
6,185	Kellogg Co.	479,152
9,020	Kraft Heinz Co. (The)	807,380
1,671	Lancaster Colony Corp.	220,722
3,829	McCormick & Co.^	382,594
389	McCormick & Co., Inc.	38,962
5,324	Mead Johnson Nutrition Co.	420,649
16,081	Mondelez International, Inc., Class A	705,956
4,222	Pilgrim’s Pride Corp.	89,169
4,838	Pinnacle Foods, Inc.	242,722
1,665	Post Holdings, Inc.*^	128,488
43	Seaboard Corp.*	147,920
677	Seneca Foods Corp., Class A*	19,118
4,082	Snyders-Lance, Inc.^	137,074
1,774	TreeHouse Foods, Inc.*^	154,675
8,804	Tyson Foods, Inc., Class A	657,395

Shares		Fair Value
Common Stocks, continued
Food Products, continued
4,692	WhiteWave Foods Co., Class A*	$255,386

		9,451,449

Gas Utilities (0.4%):
3,532	Atmos Energy Corp.	263,028
900	Chesapeake Utilities Corp.	54,954
519	Delta Natural Gas Co., Inc.	12,378
1,024	Gas Natural, Inc.	7,854
3,329	National Fuel Gas Co.^	179,999
4,213	New Jersey Resources Corp.^	138,439
1,671	Northwest Natural Gas Co.^	100,444
2,727	ONE Gas, Inc.	168,638
5,305	Piedmont Natural Gas Co., Inc.	318,513
155	RGC Resources, Inc.^	3,782
4,168	South Jersey Industries, Inc.	123,164
2,850	Southwest Gas Corp.	199,101
2,233	Spire, Inc.	142,331
10,056	UGI Corp.	454,934
2,316	WGL Holdings, Inc.	145,213

		2,312,772

Health Care Equipment & Supplies (2.1%):
1,143	Abaxis, Inc.	59,002
18,090	Abbott Laboratories	765,025
810	ABIOMED, Inc.*	104,150
5,108	Alere, Inc.*	220,870
3,302	Align Technology, Inc.*	309,563
703	Analogic Corp.^	62,286
2,726	AngioDynamics, Inc.*	47,814
1,103	Anika Therapeutics, Inc.*	52,779
115	Atrion Corp.^	49,059
10,153	Baxter International, Inc.	483,283
2,948	Becton, Dickinson & Co.	529,843
9,639	Boston Scientific Corp.*	229,408
2,558	C.R. Bard, Inc.	573,707
2,183	Cantel Medical Corp.	170,230
600	CONMED Corp.^	24,036
745	Cooper Cos., Inc. (The)	133,549
1,619	CryoLife, Inc.	28,446
630	Cynosure, Inc., Class A*	32,092
6,344	Danaher Corp.	497,306
4,764	DENTSPLY SIRONA, Inc.	283,125
1,491	Derma Sciences, Inc.*	6,963
543	Dexcom, Inc.*	47,599
4,894	Edwards Lifesciences Corp.*	590,020
1,052	Exactech, Inc.*	28,436
4,329	Globus Medical, Inc., Class A*^	97,706
2,246	Haemonetics Corp.*	81,328
2,733	Halyard Health, Inc.*	94,726
2,721	Hill-Rom Holdings, Inc.	168,648
10,038	Hologic, Inc.*	389,776
497	ICU Medical, Inc.*	62,811
2,916	IDEXX Laboratories, Inc.*	328,721
1,444	Integer Holdings Corp.*	31,320
1,416	Integra LifeSciences Holdings Corp.*^	116,891
355	Intuitive Surgical, Inc.*	257,315
2,327	Invacare Corp.	25,993
1,209	LeMaitre Vascular, Inc.	23,987
1,668	LivaNova plc*	100,263
3,059	Masimo Corp.*^	181,980
14,405	Medtronic plc	1,244,591
3,164	Meridian Bioscience, Inc.	61,034
2,425	Merit Medical Systems, Inc.*	58,903
952	Natus Medical, Inc.*	37,404
1,702	Neogen Corp.*	95,210
2,052	NuVasive, Inc.*	136,786
481	Nuvectra Corp.*	3,329

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
269	OraSure Technologies, Inc.*	$2,144
1,074	Orthofix International NV*	45,935
700	Quidel Corp.*	15,463
3,726	ResMed, Inc.^	241,408
3,310	RTI Surgical, Inc.*	10,360
624	SeaSpine Holdings Corp.*	6,309
6,389	St. Jude Medical, Inc.	509,586
1,745	STERIS plc	127,560
4,367	Stryker Corp.	508,361
785	Surmodics, Inc.*	23,621
737	Teleflex, Inc.	123,853
227	Utah Medical Products, Inc.	13,575
2,597	Varian Medical Systems, Inc.*^	258,479
691	Vascular Solutions, Inc.*	33,327
4,204	West Pharmaceutical Services, Inc.	313,198
2,301	Zimmer Holdings, Inc.	299,176

		11,459,668

Health Care Providers & Services (3.0%):
2,137	Acadia Healthcare Co., Inc.*	105,888
1,958	Aceto Corp.	37,182
634	Addus HomeCare Corp.*	16,585
9,600	Aetna, Inc.	1,108,321
3,470	Air Methods Corp.*	109,270
666	Alliance HealthCare Services, Inc.*	4,569
542	Almost Family, Inc.*	19,929
1,469	Amedisys, Inc.*^	69,689
1,839	AmerisourceBergen Corp.	148,554
3,501	AMN Healthcare Services, Inc.*^	111,577
3,995	AmSurg Corp.*	267,865
5,478	Anthem, Inc.	686,448
1,157	BioTelemetry, Inc.*	21,485
5,253	Brookdale Senior Living, Inc.*^	91,665
2,121	Capital Senior Living Corp.*^	35,633
7,734	Cardinal Health, Inc.	600,932
3,336	Centene Corp.*	223,379
1,288	Chemed Corp.	181,698
4,923	Cigna Corp.	641,565
7,171	Community Health Systems, Inc.*	82,753
1,871	CorVel Corp.*	71,846
1,177	Cross Country Healthcare, Inc.*	13,865
9,186	DaVita, Inc.*	606,919
3,058	Ensign Group, Inc. (The)^	61,558
7,515	Envision Healthcare Holdings, Inc.*	167,359
13,934	Express Scripts Holding Co.*	982,766
3,745	Five Star Quality Care, Inc.*	7,153
2,639	Hanger Orthopedic Group, Inc.*	22,432
5,584	HCA Holdings, Inc.*	422,318
5,256	HealthSouth Corp.	213,236
2,040	Healthways, Inc.*	53,978
2,255	Henry Schein, Inc.*	367,520
4,142	Humana, Inc.	732,678
2,629	InfuSystems Holdings, Inc.*	7,230
4,876	Kindred Healthcare, Inc.	49,833
3,902	Laboratory Corp. of America Holdings*	536,447
1,326	LHC Group, Inc.*	48,903
3,038	LifePoint Hospitals, Inc.*^	179,941
2,025	Magellan Health Services, Inc.*	108,803
5,524	McKesson Corp.	921,127
3,929	MEDNAX, Inc.*^	260,296
3,666	Molina Healthcare, Inc.*^	213,801
1,075	National Healthcare Corp.	70,939
1,219	National Research Corp.	19,858
4,172	Owens & Minor, Inc.	144,894
6,645	Patterson Cos., Inc.^	305,271
1,669	PharMerica Corp.*	46,849

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
2,269	Premier, Inc., Class A*	$73,379
1,197	Providence Service Corp.*	58,210
8,208	Quest Diagnostics, Inc.	694,643
2,317	Quorum Health Corp.*	14,528
2,518	RadNet, Inc.*	18,633
9,791	Select Medical Holdings Corp.*^	132,179
3,573	Surgical Care Affiliates, Inc.*^	174,219
4,086	Team Health Holdings, Inc.*^	133,040
6,770	Tenet Healthcare Corp.*	153,408
1,840	Triple-S Management Corp., Class B*	40,351
937	U.S. Physical Therapy, Inc.	58,750
18,239	UnitedHealth Group, Inc.	2,553,461
6,141	Universal American Financial Corp.	46,979
3,992	Universal Health Services, Inc., Class B	491,894
3,789	VCA Antech, Inc.*	265,154
2,912	WellCare Health Plans, Inc.*	340,966

		16,452,601

Health Care Technology (0.1%):
8,041	Allscripts Healthcare Solutions, Inc.*	105,900
700	athenahealth, Inc.*^	88,284
5,336	Cerner Corp.*	329,497
339	Computer Programs & Systems, Inc.	8,834
312	HealthStream, Inc.*	8,611
1,705	HMS Holdings Corp.*	37,800
1,095	Omnicell, Inc.*	41,939
1,747	Simulations Plus, Inc.	15,409
1,663	Veeva Systems, Inc., Class A*	68,649

		704,923

Hotels, Restaurants & Leisure (2.5%):
10,056	Aramark Holdings Corp.	382,430
7,927	Belmond, Ltd., Class A*	100,752
1	Biglari Holdings, Inc.*	436
1,927	BJ’s Restaurants, Inc.*	68,505
11,520	Bloomin’ Brands, Inc.	198,605
200	Bob Evans Farms, Inc.	7,660
1,441	Bravo Brio Restaurant Group, Inc.*	6,888
2,887	Brinker International, Inc.^	145,591
1,469	Buffalo Wild Wings, Inc.*^	206,747
5,584	Carnival Corp., Class A	272,611
2,043	Carrols Restaurant Group, Inc.*	26,988
1,723	Century Casinos, Inc.*	11,906
4,028	Cheesecake Factory, Inc. (The)^	201,642
795	Chipotle Mexican Grill, Inc.*^	336,683
3,453	Choice Hotels International, Inc.	155,661
748	Chuy’s Holdings, Inc.*^	20,899
3,651	ClubCorp Holdings, Inc.^	52,830
2,026	Cracker Barrel Old Country Store, Inc.	267,878
2,781	Darden Restaurants, Inc.	170,531
1,883	Dave & Buster’s Entertainment, Inc.*^	73,776
1,574	Del Frisco’s Restaurant Group, Inc.*	21,202
4,856	Denny’s Corp.*	51,911
1,558	DineEquity, Inc.	123,378
1,346	Domino’s Pizza, Inc.	204,390
3,746	Dunkin’ Brands Group, Inc.^	195,092
1,277	Fiesta Restaurant Group, Inc.*	30,648
5,639	Hilton Worldwide Holdings, Inc.	129,302
828	Hyatt Hotels Corp., Class A*^	40,754
3,133	International Game Technology plc	76,383
300	International Speedway Corp., Class A	10,026
6,391	Interval Leisure Group, Inc.	109,733
1,333	Intrawest Resorts Holdings, Inc.*	21,621

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
1,792	Jack in the Box, Inc.	$171,924
671	Jamba, Inc.*	7,327
666	La Quinta Holdings, Inc.*	7,446
9,975	Las Vegas Sands Corp.	573,962
2,136	Luby’s, Inc.*	9,163
9,670	Marriott International, Inc., Class A	651,081
2,136	Marriott Vacations Worldwide Corp.^	156,612
23,831	McDonald’s Corp.	2,749,145
341	Nathans Famous, Inc.*	17,918
5,162	Norwegian Cruise Line Holdings, Ltd.*	194,607
879	Panera Bread Co., Class A*^	171,159
2,292	Papa John’s International, Inc.	180,724
1,317	Popeyes Louisiana Kitchen, Inc.*^	69,985
886	RCI Hospitality Holdings, Inc.	10,216
1,501	Red Lion Hotels Corp.*	12,518
878	Red Robin Gourmet Burgers*	39,457
3,054	Royal Caribbean Cruises, Ltd.^	228,897
268	Ruby Tuesday, Inc.*	670
3,127	Ruth’s Hospitality Group, Inc.	44,153
6,758	SeaWorld Entertainment, Inc.^	91,098
3,659	Six Flags Entertainment Corp.^	196,159
1,933	Sonic Corp.^	50,606
2,826	Speedway Motorsports, Inc.	50,472
40,523	Starbucks Corp.	2,193,915
4,257	Texas Roadhouse, Inc.	166,151
1,604	Town Sports International Holdings, Inc.*	4,956
1,806	Vail Resorts, Inc.	283,325
22,020	Wendy’s Co. (The)^	237,816
3,982	Wyndham Worldwide Corp.	268,108
610	Wynn Resorts, Ltd.^	59,426
7,670	Yum! Brands, Inc.	696,513

		13,318,968

Household Durables (0.9%):
4,633	CalAtlantic Group, Inc.^	154,928
504	Cavco Industries, Inc.*	49,921
9,991	D.R. Horton, Inc.	301,728
1,137	Dixie Group, Inc. (The)*	5,685
1,910	Ethan Allen Interiors, Inc.	59,726
5,743	Garmin, Ltd.	276,296
2,761	GoPro, Inc., Class A*^	46,053
2,690	Harman International Industries, Inc.	227,171
1,211	Helen of Troy, Ltd.*	104,352
500	Hooker Furniture Corp.	12,245
432	Installed Building Products, Inc.*^	15,496
3,931	La-Z-Boy, Inc.	96,545
4,024	Leggett & Platt, Inc.^	183,414
7,538	Lennar Corp., Class A^	319,158
368	Lennar Corp., Class B	12,354
1,249	Libbey, Inc.	22,295
1,017	Lifetime Brands, Inc.	13,689
2,657	M.D.C. Holdings, Inc.	68,551
1,880	M/I Homes, Inc.*	44,312
3,168	Meritage Corp.*^	109,930
2,952	Mohawk Industries, Inc.*	591,403
4,131	Newell Rubbermaid, Inc.	217,538
200	NVR, Inc.*	327,973
13,213	PulteGroup, Inc.	264,789
1,566	Skullcandy, Inc.*	9,928
745	Taylor Morrison Home Corp., Class A*^	13,112
3,400	Tempur Sealy International, Inc.*^	192,916
4,467	Toll Brothers, Inc.*	133,385
1,563	TopBuild Corp.*	51,892
10,253	TRI Pointe Homes, Inc.*	135,135

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
2,946	Tupperware Brands Corp.^	$192,580
718	Universal Electronics, Inc.*	53,462
203	WCI Communities, Inc.*	4,815
3,485	Whirlpool Corp.	565,127
2,147	William Lyon Homes, Class A*^	39,827
1,918	Zagg, Inc.*^	15,536

		4,933,267

Household Products (1.3%):
1,485	Central Garden & Pet Co., Class A*	36,828
7,372	Church & Dwight Co., Inc.	353,266
3,732	Clorox Co. (The)	467,172
16,353	Colgate-Palmolive Co.	1,212,411
1,813	Energizer Holdings, Inc.^	90,577
7,764	HRG Group, Inc.*^	121,895
6,918	Kimberly-Clark Corp.	872,637
333	Oil-Dri Corp.	12,534
582	Orchids Paper Products Co.	15,848
40,513	Procter & Gamble Co. (The)	3,636,042
1,722	Spectrum Brands Holdings, Inc.^	237,102
698	WD-40 Co.^	78,476

		7,134,788

Independent Power & Renewable Electricity Producers (0.2%):
18,368	AES Corp. (The)	236,029
22,655	Calpine Corp.*	286,359
7,034	Dynegy, Inc.*^	87,151
14,628	NRG Energy, Inc.	163,980
2,123	NRG Yield, Inc., Class A	34,647
2,753	NRG Yield, Inc., Class C	46,691
1,694	Ormat Technologies, Inc.	82,007
2,883	Pattern Energy Group, Inc.^	64,839
1,627	Talen Energy Corp.*^	22,534

		1,024,237

Industrial Conglomerates (1.4%):
16,212	3M Co., Class C	2,857,040
2,793	Carlisle Cos., Inc.	286,478
65,061	General Electric Co.^	1,927,107
16,546	Honeywell International, Inc.	1,929,098
1,736	Raven Industries, Inc.^	39,980
1,478	Roper Industries, Inc.	269,691

		7,309,394

Insurance (3.4%):
8,411	Aflac, Inc.	604,499
257	Alleghany Corp.*	134,930
3,652	Allied World Assurance Co. Holdings AG	147,614
7,676	Allstate Corp. (The)	531,026
4,095	AMBAC Financial Group, Inc.*	75,307
6,319	American Equity Investment Life Holding Co.	112,036
2,454	American Financial Group, Inc.	184,050
16,682	American International Group, Inc.	989,909
1,143	American National Insurance Co.	139,400
1,543	Amerisafe, Inc.	90,698
12,054	AmTrust Financial Services^	323,409
5,048	Aon plc	567,849
2,477	Arch Capital Group, Ltd.*	196,327
7,028	Arthur J. Gallagher & Co.	357,514
2,712	Aspen Insurance Holdings, Ltd.	126,352
1,209	Assurant, Inc.	111,530
8,505	Assured Guaranty, Ltd.	236,014
3,419	Axis Capital Holdings, Ltd.	185,754
9,302	Brown & Brown, Inc.^	350,778
7,084	Chubb, Ltd.	890,105
4,635	Cincinnati Financial Corp.	349,572

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
1,199	CNA Financial Corp.	$41,258
2,354	Crawford & Co.	26,718
2,915	Crawford & Co., Class A	26,089
1,631	Donegal Group, Inc., Class A	26,275
1,546	EMC Insurance Group, Inc.	41,634
2,393	Employers Holdings, Inc.	71,383
2,905	Endurance Specialty Holdings, Ltd.	190,132
874	Enstar Group, Ltd.*^	143,747
3,653	Erie Indemnity Co., Class A	372,862
935	Everest Re Group, Ltd.	177,622
1,054	Federated National Holding Co.	19,699
7,368	First American Financial Corp.	289,415
7,900	Genworth Financial, Inc., Class A*^	39,184
695	Global Indemnity plc*	20,642
2,383	Greenlight Capital Re, Ltd.*	48,709
1,469	Hallmark Financial Services, Inc.*	15,116
2,378	Hanover Insurance Group, Inc. (The)	179,349
7,560	Hartford Financial Services Group, Inc. (The)	323,719
997	HCI Group, Inc.	30,269
1,317	Independence Holding Co.	22,626
153	Investors Title Co.	15,224
700	Kemper Corp.^	27,524
5,369	Lincoln National Corp.	252,236
7,607	Loews Corp.	313,028
5,556	Maiden Holdings, Ltd.	70,506
199	Markel Corp.*	184,825
12,507	Marsh & McLennan Cos., Inc.	841,095
2,658	Mercury General Corp.^	145,791
13,926	MetLife, Inc.	618,732
1,604	National General Holdings Corp.	35,673
1,498	National Interstate Corp.	48,730
262	National Western Life Group, Inc., Class A	53,807
140	Navigators Group, Inc.	13,569
11,380	Old Republic International Corp.	200,516
1,796	Onebeacon Insurance Group, Ltd.	25,647
4,021	Primerica, Inc.^	213,234
11,782	Principal Financial Group, Inc.	606,891
2,541	ProAssurance Corp.	133,352
16,804	Progressive Corp. (The)	529,326
6,239	Prudential Financial, Inc.	509,414
1,338	Reinsurance Group of America, Inc.	144,424
1,630	RenaissanceRe Holdings, Ltd.	195,861
2,202	RLI Corp.	150,529
1,623	Selective Insurance Group, Inc.	64,693
2,664	State Auto Financial Corp.	63,430
1,761	Stewart Information Services Corp.	78,276
2,620	Torchmark Corp.	167,392
10,660	Travelers Cos., Inc. (The)	1,221,102
251	United Fire Group, Inc.	10,622
1,616	United Insurance Holdings Co.	27,440
3,169	Universal Insurance Holdings, Inc.	79,859
5,575	UnumProvident Corp.	196,853
3,791	Validus Holdings, Ltd.	188,868
5,166	W.R. Berkley Corp.	298,388
322	White Mountains Insurance Group, Ltd.	267,260
2,012	Willis Towers Watson plc	267,133
5,639	XL Group, Ltd.	189,639

		17,262,010

Internet & Direct Marketing Retail (2.0%):
2,093	1-800 Flowers.com, Inc., Class A*	19,193
9,398	Amazon.com, Inc.*	7,869,040
691	Blue Nile, Inc.	23,784
2,685	CafePress, Inc.*	8,592

Shares		Fair Value
Common Stocks, continued
Internet & Direct Marketing Retail, continued
1,503	Expedia, Inc.	$175,430
185	FTD Cos., Inc.*	3,805
3,111	HSN, Inc.	123,818
5,384	Liberty TripAdvisor Holdings, Inc., Class A*	117,640
2,231	Netflix, Inc.*	219,865
1,637	Nutri/System, Inc.	48,603
1,213	Priceline Group, Inc. (The)*	1,784,917
1,687	Shutterfly, Inc.*	75,308
2,147	TripAdvisor, Inc.*^	135,647

		10,605,642

Internet Software & Services (2.3%):
3,020	Actua Corp.*^	39,109
4,907	Akamai Technologies, Inc.*^	260,022
3,423	Alphabet, Inc., Class A*	2,752,296
3,562	Alphabet, Inc., Class C*	2,768,706
429	Bankrate, Inc.*	3,638
913	Bazaarvoice, Inc.*	5,396
1,145	Blucora, Inc.*	12,824
1,744	Cimpress NV*	176,458
230	CoStar Group, Inc.*	49,802
1,546	Demand Media, Inc.*	8,797
2,881	DHI Group, Inc.*	22,731
8,462	EarthLink Holdings Corp.	52,464
20,891	eBay, Inc.*	687,314
990	Envestnet, Inc.*	36,086
25,508	Facebook, Inc., Class C*	3,271,910
874	GrubHub, Inc.*^	37,573
1,270	GTT Communications, Inc.*	29,883
2,817	IAC/InterActiveCorp	175,978
3,284	Internap Network Services Corp.*	5,419
3,214	Intralinks Holdings, Inc.*	32,333
2,946	j2 Global, Inc.^	196,233
5,660	Limelight Networks, Inc.*	10,584
634	LinkedIn Corp., Class A*	121,170
442	Liquidity Services, Inc.*	4,968
2,502	Marchex, Inc., Class B*	6,931
6,852	Monster Worldwide, Inc.*	24,736
3,759	NIC, Inc.	88,337
1,082	Numerex Corp., Class A*	8,418
1,224	Pandora Media, Inc.*	17,540
2,520	QuinStreet, Inc.*	7,610
752	Qumu Corp.*	1,722
5,613	Rackspace Hosting, Inc.*	177,876
2,745	RealNetworks, Inc.*	12,243
401	Reis, Inc.^	8,204
1,895	TechTarget*	15,274
1,344	Travelzoo, Inc.*	17,244
3,390	Tremor Video, Inc.*	5,695
4,951	Twitter, Inc.*^	114,121
3,098	VeriSign, Inc.*^	242,388
4,619	Web.com Group, Inc.*	79,770
2,525	WebMD Health Corp.*^	125,493
13,234	Yahoo!, Inc.*	570,385
1,990	Zillow Group, Inc., Class A*^	68,556
2,504	Zillow Group, Inc., Class C*^	86,764

		12,441,001

IT Services (4.3%):
16,856	Accenture plc, Class C	2,059,298
3,417	Acxiom Corp.*	91,063
2,162	Alliance Data Systems Corp.*	463,814
5,531	Amdocs, Ltd.	319,968
10,694	Automatic Data Processing, Inc.	943,210
1,732	Blackhawk Network Holdings, Inc.*^	52,254
8,907	Booz Allen Hamilton Holding Corp.	281,550
4,071	Broadridge Financial Solutions, Inc.	275,973

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services, continued
1,200	CACI International, Inc., Class A*	$121,080
4,434	Cardtronics plc*^	197,756
521	Cass Information Systems, Inc.	29,515
5,879	CIBER, Inc.*	6,761
11,008	Cognizant Technology Solutions Corp., Class C*	525,192
5,969	Computer Sciences Corp.	311,641
1,804	Convergys Corp.	54,878
5,794	CoreLogic, Inc.*	227,241
2,608	CSG Systems International, Inc.	107,789
3,769	CSRA, Inc.	101,386
1,260	Datalink Corp.*	13,369
2,749	DST Systems, Inc.	324,162
1,894	Epam Systems, Inc.*^	131,273
3,396	Euronet Worldwide, Inc.*	277,895
4,871	Everi Holdings, Inc.*	12,031
1,396	Exlservice Holdings, Inc.*	69,577
4,091	Fidelity National Information Services, Inc.	315,130
5,989	Fiserv, Inc.*	595,726
1,827	FleetCor Technologies, Inc.*	317,405
825	Forrester Research, Inc.	32,093
2,317	Gartner, Inc.*	204,939
6,266	Genpact, Ltd.*	150,071
6,329	Global Payments, Inc.	485,814
1,357	Hackett Group, Inc. (The)	22,418
25,154	International Business Machines Corp.	3,995,712
2,731	Jack Henry & Associates, Inc.	233,637
7,258	Leidos Holdings, Inc.	314,126
4,003	Lionbridge Technologies, Inc.*	20,015
1,840	ManTech International Corp., Class A	69,350
26,787	MasterCard, Inc., Class A	2,726,112
3,978	Maximus, Inc.^	224,996
3,966	ModusLink Global Solutions, Inc.*	6,504
1,007	NCI, Inc., Class A	11,651
8,899	Paychex, Inc.	514,985
7,119	PayPal Holdings, Inc.*	291,665
2,322	Perficient, Inc.*	46,788
840	PFSweb, Inc.*	7,501
2,200	Sabre Corp.	61,996
2,591	Science Applications International Corp.	179,738
6,403	Servicesource International, Inc.*	31,247
1,241	StarTek, Inc.*	7,744
3,283	Sykes Enterprises, Inc.*	92,351
4,553	Syntel, Inc.*^	190,816
3,701	TeleTech Holdings, Inc.^	107,292
2,263	Teradata Corp.*^	70,153
4,900	Total System Services, Inc.	231,035
2,689	Travelport Worldwide, Ltd.	40,416
3,021	Unisys Corp.*	29,425
5,853	Vantive, Inc., Class A*	329,348
899	Virtusa Corp.*	22,187
36,614	Visa, Inc., Class A	3,027,977
19,383	Western Union Co.^	403,554
1,662	WEX, Inc.*	179,646
22,384	Xerox Corp.	226,750

		22,816,989

Leisure Products (0.3%):
864	Arctic Cat, Inc.	13,383
5,928	Brunswick Corp.	289,169
3,789	Callaway Golf Co.	43,990
658	Escalade, Inc.	8,396
4,480	Hasbro, Inc.	355,399

Shares		Fair Value
Common Stocks, continued
Leisure Products, continued
1,198	Marine Products Corp.	$10,746
9,123	Mattel, Inc.^	276,244
1,932	Nautilus Group, Inc.*	43,895
2,607	Polaris Industries, Inc.^	201,886
3,582	Smith & Wesson Holding Corp.*^	95,245
1,015	Sturm, Ruger & Co., Inc.^	58,626
2,859	Vista Outdoor, Inc.*	113,960

		1,510,939

Life Sciences Tools & Services (0.9%):
7,900	Agilent Technologies, Inc.	372,011
1,165	Bio-Rad Laboratories, Inc., Class A*	190,839
1,690	Bio-Techne Corp.	185,055
7,817	Bruker Corp.	177,055
2,431	Cambrex Corp.*	108,082
3,826	Charles River Laboratories International, Inc.*	318,859
1,979	Harvard Bioscience, Inc.*	5,383
2,578	Illumina, Inc.*	468,319
1,086	INC Research Holdings, Inc., Class A*	48,414
2,457	Luminex Corp.*	55,823
1,117	Mettler-Toledo International, Inc.*	468,950
4,123	PAREXEL International Corp.*	286,342
2,792	PerkinElmer, Inc.	156,659
2,883	Quintiles Transnational Holdings, Inc.*	233,696
6,934	Thermo Fisher Scientific, Inc.	1,102,922
4,721	VWR Corp.*	133,888
2,208	Waters Corp.*	349,946

		4,662,243

Machinery (2.8%):
4,467	Accuride Corp.*	11,436
5,194	AGCO Corp.^	256,168
2,170	Albany International Corp., Class A	91,965
9,059	Allison Transmission Holdings, Inc.	259,812
1,977	Altra Industrial Motion Corp.	57,274
1,445	ARC Group Worldwide, Inc.*	5,332
2,035	Astec Industries, Inc.	121,835
3,610	Barnes Group, Inc.	146,386
800	Briggs & Stratton Corp.	14,920
11,698	Caterpillar, Inc.^	1,038,430
2,289	Chart Industries, Inc.*	75,148
1,021	CIRCOR International, Inc.	60,811
3,041	CLARCOR, Inc.	197,665
5,831	Colfax Corp.*	183,268
1,526	Columbus McKinnon Corp.	27,224
2,706	Commercial Vehicle Group, Inc.*	15,641
3,811	Crane Co.	240,131
4,259	Cummins, Inc.	545,790
6,563	Deere & Co.	560,151
11,159	Donaldson Co., Inc.^	416,565
1,924	Douglas Dynamics, Inc.	61,453
6,235	Dover Corp.	459,145
716	EnPro Industries, Inc.^	40,683
1,981	ESCO Technologies, Inc.	91,958
4,690	Federal Signal Corp.	62,189
5,070	Flowserve Corp.	244,577
3,772	Fortive Corp.	191,995
2,760	Franklin Electric Co., Inc.	112,360
694	FreightCar America, Inc.	9,980
1,569	Gencor Industries, Inc.*	18,797
1,203	Global Brass & Copper Holdings, Inc.	34,755
1,617	Gorman-Rupp Co. (The)	41,411
4,041	Graco, Inc.	299,034
995	Hardinge, Inc.	11,074

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
7,203	Harsco Corp.	$71,526
4,761	Hillenbrand, Inc.	150,638
490	Hurco Cos, Inc.	13,754
1,063	Hyster-Yale Materials Handling, Inc., Class A	63,918
1,914	IDEX Corp.	179,093
8,094	Illinois Tool Works, Inc.	969,984
7,197	Ingersoll-Rand plc	488,964
5,449	ITT, Inc.	195,292
1,662	John Bean Technologies Corp.	117,254
4,427	Kennametal, Inc.	128,472
143	Key Technology, Inc.*	1,546
787	L.B. Foster Co., Class A	9,452
2,794	Lincoln Electric Holdings, Inc.^	174,960
1,213	Manitex International, Inc.*	6,684
10,121	Manitowoc Co., Inc. (The)	48,480
9,394	Manitowoc Foodservice, Inc.*^	152,371
5,860	Meritor, Inc.*	65,222
1,801	Middleby Corp. (The)*	222,640
3,785	Mueller Industries, Inc.	122,710
15,347	Mueller Water Products, Inc., Class A	192,605
1,258	NN, Inc.	22,959
4,854	Nordson Corp.	483,604
158	Omega Flex, Inc.	6,092
6,301	OshKosh Corp.	352,856
7,045	PACCAR, Inc.	414,105
5,452	Parker Hannifin Corp.	684,389
3,697	Pentair plc^	237,495
976	Proto Labs, Inc.*	58,472
1,060	RBC Bearings, Inc.*	81,069
9,209	Rexnord Corp.*	197,165
2,202	Snap-On, Inc.	334,616
2,342	SPX Corp.*	47,168
2,342	SPX FLOW, Inc.*	72,415
775	Standex International Corp.	71,974
3,396	Stanley Black & Decker, Inc.	417,640
1,670	Sun Hydraulics Corp.^	53,891
953	Supreme Industires, Inc., Class A	18,393
1,121	Tennant Co.	72,641
4,808	Terex Corp.	122,171
3,355	Timken Co.	117,895
4,544	Toro Co.	212,841
3,413	TriMas Corp.*	63,516
14,684	Trinity Industries, Inc.^	355,059
5,806	Wabash National Corp.*	82,677
1,988	WABCO Holdings, Inc.*	225,698
2,486	Wabtec Corp.^	202,982
1,617	Watts Water Technologies, Inc., Class A	104,846
4,166	Woodward, Inc.	260,292
935	Xerium Technologies, Inc.*	7,433
8,177	Xylem, Inc.	428,884

		15,192,166

Marine (0.1%):
2,816	Kirby Corp.*^	175,043
3,233	Matson, Inc.	128,932

		303,975

Media (3.2%):
1,468	A.H. Belo Corp., Class A	10,790
1,454	AMC Entertainment Holdings, Inc., Class A^	45,205
1,629	AMC Networks, Inc., Class A*	84,480
270	Cable One, Inc.	157,680
1,418	Carmike Cinemas, Inc.*	46,354
182	CBS Corp., Class A	9,994

Shares		Fair Value
Common Stocks, continued
Media, continued
10,284	CBS Corp., Class B	$562,946
3,216	Charter Communications, Inc., Class A*	868,224
7,978	Cinemark Holdings, Inc.	305,398
1,661	Clear Channel Outdoor Holdings, Inc., Class A^	9,700
81,701	Comcast Corp., Class A	5,420,043
7,549	Discovery Communications, Inc., Class A*^	203,219
9,189	Discovery Communications, Inc., Class C*	241,763
5,853	DISH Network Corp., Class A*	320,627
2,731	E.W. Scripps Co. (The), Class A*	43,423
2,473	Entercom Communications Corp.	32,001
4,792	Entravision Communications Corp., Class A	36,563
6,638	Gannett Co., Inc.	77,266
4,886	Gray Television, Inc.*	50,619
4,727	Harte-Hanks, Inc.	7,658
13,729	Interpublic Group of Cos., Inc. (The)	306,843
3,739	John Wiley & Sons, Inc., Class A	192,970
192	John Wiley & Sons, Inc., Class B	10,337
247	Liberty Braves Group, Class A*	4,310
527	Liberty Braves Group, Class C*	9,159
1,737	Liberty Broadband Corp., Class C*^	124,161
619	Liberty Media Group, Class A*	17,734
1,318	Liberty Media Group, Class C*	37,089
2,477	Liberty SiriusXM Group, Class A*	84,168
5,273	Liberty SiriusXM Group, Class C*	176,171
2,892	Lions Gate Entertainment Corp.	57,811
7,488	Live Nation, Inc.*	205,770
876	Madison Square Garden Co. (The), Class A*	148,403
9,820	Media General, Inc.*	180,983
2,849	Meredith Corp.^	148,120
2,629	MSG Networks, Inc., Class A*	48,926
3,726	National CineMedia, Inc.	54,847
204	New Media Investment Group, Inc.^	3,162
5,102	New York Times Co. (The), Class A	60,969
8,725	News Corp., Class A	121,976
4,904	News Corp., Class B	69,735
1,755	Nexstar Broadcasting Group, Inc., Class A	101,281
6,406	Omnicom Group, Inc.^	544,510
1,419	Reading International, Inc., Class A*^	18,944
8,109	Regal Entertainment Group, Class A^	176,371
245	Scholastic Corp.	9,643
3,817	Scripps Networks Interactive, Class C^	242,341
2,737	Sinclair Broadcast Group, Inc., Class A	79,045
36,686	Sirius XM Holdings, Inc.*^	152,981
5,277	Starz - Liberty Capital*	164,590
10,486	Tegna, Inc.^	229,224
12,768	Time Warner, Inc.	1,016,459
6,987	Time, Inc.	101,172
23,830	Twenty-First Century Fox, Inc.	577,163
8,290	Twenty-First Century Fox, Inc., Class B	205,095
442	Viacom, Inc., Class A^	18,926
12,859	Viacom, Inc., Class B	489,928
29,471	Walt Disney Co. (The)	2,736,676

		17,461,946

Metals & Mining (0.8%):
28,971	Alcoa, Inc.	293,766

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
6,283	Allegheny Technologies, Inc.	$113,534
799	Ampco-Pittsburgh Corp.	8,861
3,052	Carpenter Technology Corp.	125,926
9,476	Commercial Metals Co.^	153,416
2,984	Compass Minerals International, Inc.^	219,921
3,430	Ferroglobe plc	30,973
31,717	Freeport-McMoRan Copper & Gold, Inc.^	344,447
468	Handy & Harman, Ltd.*	9,847
943	Haynes International, Inc.	34,995
29,166	Hecla Mining Co.	166,246
151	Kaiser Aluminum Corp.	13,060
1,359	Materion Corp.	41,735
22,005	Newmont Mining Corp.	864,575
14,134	Nucor Corp.	698,925
700	Olympic Steel, Inc.	15,470
4,360	Reliance Steel & Aluminum Co.	314,051
3,069	Royal Gold, Inc.	237,633
1,500	Ryerson Holding Corp.*	16,935
1,365	Schnitzer Steel Industries, Inc., Class A	28,529
1,772	Southern Copper Corp.^	46,604
5,822	Steel Dynamics, Inc.	145,492
7,009	Stillwater Mining Co.*^	93,640
190	SunCoke Energy, Inc.	1,524
701	Synalloy Corp.	6,568
1,400	TimkenSteel Corp.*	14,630
4,343	United States Steel Corp.^	81,909
548	Universal Stainless & Alloy Products, Inc.*	5,749
800	Worthington Industries, Inc.	38,424

		4,167,385

Multiline Retail (0.7%):
4,485	Big Lots, Inc.^	214,159
3,183	Dillard’s, Inc., Class A	200,561
6,815	Dollar General Corp.	476,982
3,223	Dollar Tree, Inc.*	254,391
1,212	Gordmans Stores, Inc.*	1,054
1,071	J.C. Penney Co., Inc.*^	9,875
14,751	Kohl’s Corp.^	645,356
10,547	Macy’s, Inc.	390,766
6,850	Nordstrom, Inc.^	355,378
14,447	Target Corp.^	992,220

		3,540,742

Multi-Utilities (0.9%):
6,827	Ameren Corp.	335,752
3,074	Avista Corp.^	128,462
2,740	Black Hills Corp.^	167,743
9,831	CenterPoint Energy, Inc.	228,374
7,809	CMS Energy Corp.	328,056
4,703	Consolidated Edison, Inc.	354,136
10,556	Dominion Resources, Inc.	783,994
2,820	DTE Energy Co.	264,149
9,671	MDU Resources Group, Inc.^	246,030
9,333	NiSource, Inc.	225,019
2,365	NorthWestern Corp.^	136,058
9,263	Public Service Enterprise Group, Inc.	387,842
3,404	SCANA Corp.	246,347
3,551	Sempra Energy	380,632
844	Unitil Corp.	32,967
5,394	Vectren Corp.	270,779
4,778	WEC Energy Group, Inc.^	286,107

		4,802,447

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels (4.5%):
9,197	Abraxas Petroleum Corp.*	$15,543
332	Adams Resources & Energy, Inc.	13,054
6,084	Alon USA Energy, Inc.	49,037
5,493	Anadarko Petroleum Corp.	348,036
2,451	Antero Resources Corp.*	66,054
6,254	Apache Corp.^	399,443
5,322	Cabot Oil & Gas Corp.	137,308
4,230	Callon Petroleum Co.*^	66,411
1,910	Carrizo Oil & Gas, Inc.*^	77,584
6,161	Cheniere Energy, Inc.*	268,620
15,207	Chesapeake Energy Corp.*	95,348
32,674	Chevron Corp.	3,362,808
1,308	Cimarex Energy Co.	175,756
20,955	Cobalt International Energy, Inc.*	25,984
2,807	Concho Resources, Inc.*	385,541
18,601	ConocoPhillips	808,585
10,188	CONSOL Energy, Inc.^	195,610
3,813	Continental Resources, Inc.*^	198,123
3,623	CVR Energy, Inc.^	49,889
2,434	Delek US Holdings, Inc.	42,084
4,686	Devon Energy Corp.	206,699
8,860	DHT Holdings, Inc.^	37,123
1,558	Diamondback Energy, Inc.*	150,409
4,417	Energen Corp.	254,949
6,042	Enlink Midstream LLC	101,204
5,950	EOG Resources, Inc.	575,425
8,400	EP Energy Corp., Class A*^	36,792
2,786	EQT Corp.	202,319
72,570	Exxon Mobil Corp.	6,333,911
4,505	Gaslog, Ltd.	65,548
5,413	Gulfport Energy Corp.*^	152,917
2,222	Hallador Energy Co.	17,509
4,426	Hess Corp.	237,322
6,685	HollyFrontier Corp.^	163,783
158	Isramco, Inc.*	13,177
29,236	Kinder Morgan, Inc.	676,229
16,008	Kosmos Energy LLC*	102,611
4,800	Laredo Petroleum Holdings, Inc.*	61,920
15,266	Marathon Oil Corp.	241,355
15,958	Marathon Petroleum Corp.	647,735
3,534	Matador Resources Co.*	86,018
6,030	Murphy Oil Corp.^	183,312
1,466	Newfield Exploration Co.*	63,712
8,825	Noble Energy, Inc.	315,406
3,019	Oasis Petroleum, Inc.*^	34,628
7,779	Occidental Petroleum Corp.	567,245
8,157	ONEOK, Inc.	419,188
1,401	Panhandle Oil & Gas, Inc., Class A^	24,560
3,519	Parsley Energy, Inc., Class A*	117,922
6,440	PBF Energy, Inc., Class A^	145,802
1,996	PDC Energy, Inc.*	133,852
10,002	Phillips 66	805,661
1,805	Pioneer Natural Resources Co.	335,098
6	PrimeEnergy Corp.*	348
10,644	QEP Resources, Inc.	207,877
6,423	Range Resources Corp.	248,891
3,344	Renewable Energy Group, Inc.*	28,324
7,647	Rice Energy, Inc.*	199,663
5,130	RSP Permian, Inc.*^	198,941
14,497	Scorpio Tankers, Inc.	67,121
1,357	SemGroup Corp., Class A^	47,984
4,595	SM Energy Co.	177,275
21,692	Southwestern Energy Co.*^	300,217
9,053	Spectra Energy Corp.	387,016
6,282	Synergy Resources Corp.*^	43,534
4,126	Targa Resources Corp.	202,628

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
6,407	Teekay Shipping Corp.	$49,398
9,185	Tesoro Corp.	730,759
13,823	Valero Energy Corp.	732,619
8,471	Western Refining, Inc.	224,143
4,766	Whiting Petroleum Corp.*^	41,655
8,981	Williams Cos., Inc. (The)	275,986
2,751	World Fuel Services Corp.	127,261
6,858	WPX Energy, Inc.*	90,457

		24,674,256

Paper & Forest Products (0.2%):
3,411	Boise Cascade Co.*	86,639
1,659	Clearwater Paper Corp.*	107,288
375	Deltic Timber Corp.	25,399
4,068	Domtar Corp.	151,045
9,067	KapStone Paper & Packaging Corp.	171,547
5,476	Louisiana-Pacific Corp.*	103,113
5,575	Mercer International, Inc.	47,220
1,274	Neenah Paper, Inc.	100,659
700	P.H. Glatfelter Co.	15,176
7,266	Resolute Forest Products*	34,368
2,301	Schweitzer-Mauduit International, Inc.	88,727

		931,181

Personal Products (0.3%):
10,977	Avon Products, Inc.	62,130
1,611	Coty, Inc., Class A^	37,859
1,736	Edgewell Personal Care Co.*	138,047
5,076	Estee Lauder Co., Inc. (The), Class A	449,530
2,955	Herbalife, Ltd.*	183,180
1,755	Inter Parfums, Inc.	56,634
923	Medifast, Inc.	34,880
1,236	Natures Sunshine Products, Inc.	19,776
4,808	Nu Skin Enterprises, Inc., Class A	311,462
723	Nutraceutical International Corp.*	22,587
2,385	Revlon, Inc.*	87,720
340	United-Guardian, Inc.	4,950
120	Usana Health Sciences, Inc.*	16,602

		1,425,357

Pharmaceuticals (3.3%):
3,345	Akorn, Inc.*	91,185
5,888	Allergan plc*	1,356,065
1,490	Aralez Pharmacuticals, Inc.*	7,227
12,668	Bristol-Myers Squibb Co.	683,059
1,772	Catalent, Inc.*	45,788
1,468	Cumberland Pharmaceuticals, Inc.*	7,355
18,954	Eli Lilly & Co.	1,521,248
2,386	Endo International plc*	48,078
6,300	Horizon Pharma plc*	114,219
2,984	Impax Laboratories, Inc.*	70,721
1,011	Jazz Pharmaceuticals plc*	122,816
52,480	Johnson & Johnson Co.	6,199,461
3,439	Lannett Co., Inc.*^	91,374
42	Lipocine, Inc.*	187
3,136	Mallinckrodt plc*	218,830
3,639	Medicines Co. (The)*^	137,336
44,315	Merck & Co., Inc.	2,765,699
3,026	Mylan NV*	115,351
105,721	Pfizer, Inc.	3,580,770
82	Phibro Animal Health Corp., Class A	2,229
3,554	Prestige Brands Holdings, Inc.*	171,552
870	Sciclone Pharmaceuticals, Inc.*	8,918
1,667	Sucampo Pharmaceuticals, Inc., Class A*	20,521
1,789	Supernus Pharmaceuticals, Inc.*	44,242

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
923	Taro Pharmaceutical Industries, Ltd.*^	$102,001
13,263	Zoetis, Inc.	689,809

		18,216,041

Professional Services (0.6%):
846	Advisory Board Co. (The)*	37,850
3,745	CBIZ, Inc.*	41,907
1,503	CDI Corp.	8,522
1,900	CEB, Inc.	103,493
2,185	Dun & Bradstreet Corp.	298,515
3,281	Equifax, Inc.	441,556
1,564	Exponent, Inc.^	79,858
1,105	Franklin Covey Co.*^	19,680
3,151	FTI Consulting, Inc.*	140,409
1,304	GP Strategies Corp.*	32,104
1,205	Heidrick & Struggles International, Inc.	22,353
3,834	Hill International, Inc.*	17,675
1,763	Huron Consulting Group, Inc.*	105,357
1,472	ICF International, Inc.*	65,239
974	Insperity, Inc.	70,751
95	Kelly Services, Inc., Class A	1,826
2,263	Kforce, Inc.	46,369
3,332	Korn/Ferry International	69,972
4,477	Manpower, Inc.	323,508
1,887	Mistras Group, Inc.*	44,288
3,651	Navigant Consulting, Inc.*	73,823
7,291	Nielsen Holdings plc	390,578
3,930	On Assignment, Inc.*	142,620
2,125	Resources Connection, Inc.	31,748
5,359	Robert Half International, Inc.	202,892
4,146	RPX Corp.*	44,321
2,713	Trueblue, Inc.*	61,477
5,710	Verisk Analytics, Inc.*	464,108
840	Volt Information Sciences, Inc.*	5,334
633	Willdan Group, Inc.*	11,109

		3,399,242

Real Estate Management & Development (0.2%):
3,247	Alexander & Baldwin, Inc.	124,750
400	Altisource Portfolio Solutions*^	12,960
11,461	CBRE Group, Inc., Class A*	320,680
339	Consolidated-Tomoka Land Co.	17,353
2,547	Forestar Group, Inc.*^	29,825
232	FRP Holdings, Inc.*	7,208
318	Griffin Industrial Realty, Inc.	10,077
2,119	HFF, Inc., Class A	58,675
1,687	Howard Hughes Corp. (The)*	193,162
1,690	Jones Lang LaSalle, Inc.	192,305
1,086	Kennedy-Wilson Holdings, Inc.	24,489
2,112	Marcus & Millichap, Inc.*	55,229
7,526	Realogy Holdings Corp.	194,622
1,206	Tejon Ranch Co.*	29,330

		1,270,665

Road & Rail (1.2%):
1,103	AMERCO, Inc.	357,626
10,088	Avis Budget Group, Inc.*^	345,110
2,663	Celadon Group, Inc.	23,275
1,699	Covenant Transportation Group, Inc., Class A*	32,842
19,297	CSX Corp.	588,558
2,392	Genesee & Wyoming, Inc., Class A*	164,928
6,907	Heartland Express, Inc.^	130,404
660	Hertz Global Holdings, Inc.*	26,506
3,855	J.B. Hunt Transport Services, Inc.	312,795
4,667	Kansas City Southern	435,524

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
6,669	Knight Transportation, Inc.^	$191,334
3,246	Landstar System, Inc.^	220,988
6,406	Norfolk Southern Corp.	621,765
4,149	Old Dominion Freight Line, Inc.*	284,663
560	Providence & Worcester Railroad Co.	13,877
2,916	Roadrunner Transportation System, Inc.*	23,270
5,496	Ryder System, Inc.	362,461
1,912	Saia, Inc.*	57,284
8,442	Swift Transportation Co.*^	181,250
20,700	Union Pacific Corp.	2,018,870
2,010	Universal Truckload Services, Inc.	26,974
1,023	USA Truck, Inc.*	10,476
6,273	Werner Enterprises, Inc.^	145,973
1,829	YRC Worldwide, Inc.*	22,533

		6,599,286

Semiconductors & Semiconductor Equipment (3.5%):
1,442	Advanced Energy Industries, Inc.*	68,235
24,384	Advanced Micro Devices, Inc.*^	168,493
2,031	Alpha & Omega Semiconductor, Ltd.*	44,113
22,065	Amkor Technology, Inc.*^	214,472
3,628	Analog Devices, Inc.	233,825
16,074	Applied Materials, Inc.	484,631
1,615	Axcelis Technologies, Inc.*	21,447
1,701	AXT, Inc.*	8,828
3,448	Broadcom, Ltd.	594,849
661	Brooks Automation, Inc.	8,996
1,455	Cabot Microelectronics Corp.	76,984
473	Cavium, Inc.*	27,529
437	CEVA, Inc.*	15,326
3,276	Cirrus Logic, Inc.*	174,119
1,955	Cohu, Inc.	22,952
4,653	Cree, Inc.*^	119,675
15,101	Cypress Semiconductor Corp.	183,628
3,151	Diodes, Inc.*	67,242
7,419	Entegris, Inc.*^	129,239
2,694	Exar Corp.*	25,081
2,896	First Solar, Inc.*^	114,363
3,971	FormFactor, Inc.*^	43,085
1,914	GSI Technology, Inc.*	9,053
6,077	Integrated Device Technology, Inc.*	140,379
131,000	Intel Corp.	4,945,251
5,554	Intersil Corp., Class A	121,799
2,413	IXYS Corp.	29,077
6,380	KLA-Tencor Corp.	444,750
3,756	Kopin Corp.*	8,188
3,624	Kulicke & Soffa Industries, Inc.*	46,858
6,358	Lam Research Corp.^	602,166
6,641	Lattice Semiconductor Corp.*	43,100
8,137	Linear Technology Corp.	482,443
740	MA-COM Technology Solutions Holdings, Inc.*^	31,332
15,436	Marvell Technology Group, Ltd.	204,836
5,668	Maxim Integrated Products, Inc.	226,323
52	MaxLinear, Inc., Class A*	1,054
3,686	Microchip Technology, Inc.	229,048
37,362	Micron Technology, Inc.*	664,296
2,842	Microsemi Corp.*	119,307
2,866	MKS Instruments, Inc.^	142,526
1,348	Nanometrics, Inc.*	30,114
1,500	Neophotonics Corp.*^	24,510
150	NVE Corp.^	8,841
21,938	NVIDIA Corp.^	1,503,192

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
25,792	ON Semiconductor Corp.*	$317,757
1,438	PDF Solutions, Inc.*^	26,128
5,010	Photronics, Inc.*	51,653
633	Power Integrations, Inc.	39,898
2,939	Qorvo, Inc.*^	163,820
28,120	QUALCOMM, Inc.	1,926,221
2,529	Rambus, Inc.*	31,613
2,429	Rudolph Technologies, Inc.*	43,090
265	Semtech Corp.*	7,348
1,920	Sigma Designs, Inc.*	14,957
867	Silicon Laboratories, Inc.*	50,980
4,996	Skyworks Solutions, Inc.^	380,395
5,527	Sunpower Corp.*^	49,301
1,692	Synaptics, Inc.*	99,117
10,715	Teradyne, Inc.	231,230
3,673	Tessera Technologies, Inc.	141,190
24,121	Texas Instruments, Inc.	1,692,813
2,037	Ultratech, Inc.*	47,014
3,054	Veeco Instruments, Inc.*	59,950
3,038	Xcerra Corp.*	18,410
6,925	Xilinx, Inc.	376,305

		18,674,745

Software (3.6%):
7,811	ACI Worldwide, Inc.*^	151,377
6,622	Activision Blizzard, Inc.	293,355
3,757	Adobe Systems, Inc.*	407,785
1,009	American Software, Inc.	11,200
2,253	ANSYS, Inc.*	208,650
5,023	Aspen Technology, Inc.*	235,026
1,693	Autodesk, Inc.*	122,455
3,601	Avg Technologies NV*	90,061
2,272	Aware, Inc.*	12,042
868	Barracuda Networks, Inc.*	22,117
2,184	Blackbaud, Inc.^	144,887
25,743	CA, Inc.	851,577
8,502	Cadence Design Systems, Inc.*	217,056
3,207	CDK Global, Inc.	183,954
4,211	Citrix Systems, Inc.*	358,861
5,712	Dell Technologies, Inc., Class V*	273,034
5,572	Electronic Arts, Inc.*	475,849
2,135	EPIQ Systems, Inc.	35,206
1,083	Evolving Systems, Inc.	4,711
1,493	Fair Isaac Corp.	186,013
1,784	FireEye, Inc.*^	26,278
1,444	Fortinet, Inc.*	53,327
1,352	Guidewire Software, Inc.*	81,093
6,066	Intuit, Inc.	667,321
4,396	Manhattan Associates, Inc.*	253,298
6,165	Mentor Graphics Corp.^	163,003
150,128	Microsoft Corp.	8,647,372
154	MicroStrategy, Inc., Class A*	25,786
1,803	Monotype Imaging Holdings, Inc.	39,864
316	NetSuite, Inc.*	34,978
11,007	Nuance Communications, Inc.*	159,602
59,336	Oracle Corp.	2,330,717
2,127	Paycom Software, Inc.*^	106,627
4,585	Pegasystems, Inc.^	135,212
1,457	Progress Software Corp.*	39,630
2,402	PTC, Inc.*	106,433
581	QAD, Inc.	13,003
430	Qualys, Inc.*	16,422
4,839	Red Hat, Inc.*	391,136
294	Rosetta Stone, Inc.*	2,493
737	Rubicon Project, Inc.*	6,102
3,237	Salesforce.com, Inc.*	230,895

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
2,393	SeaChange International, Inc.*	$7,155
1,194	ServiceNow, Inc.*	94,505
1,464	Silver Spring Networks, Inc.*^	20,760
1,118	Splunk, Inc.*	65,604
4,456	SS&C Technologies Holdings, Inc.^	143,260
12,505	Symantec Corp.	313,876
1,959	Synchronoss Technologies, Inc.*	80,672
3,452	Synopsys, Inc.*	204,876
357	Tableau Software, Inc., Class A*	19,731
2,827	Take-Two Interactive Software, Inc.*^	127,441
2,229	Telenav, Inc.*	12,772
7,428	TiVo Corp.*	144,697
341	Tyler Technologies, Inc.*	58,389
429	Ultimate Software Group, Inc. (The)*	87,683
544	VASCO Data Security International, Inc.*	9,580
1,355	Verint Systems, Inc.*	50,989
1,108	VMware, Inc., Class A*	81,272
970	Workday, Inc., Class A*^	88,939
664	Zedge, Inc., Class B*	2,271
37,216	Zynga, Inc.*	108,299

		19,538,579

Specialty Retail (3.6%):
5,776	Aaron’s, Inc.^	146,826
2,444	Advance Auto Parts, Inc.^	364,449
13,744	American Eagle Outfitters, Inc.^	245,468
492	America’s Car Mart, Inc.*	17,904
2,209	Asbury Automotive Group, Inc.*	122,975
9,258	Ascena Retail Group, Inc.*	51,752
6,313	AutoNation, Inc.*^	307,506
600	AutoZone, Inc.*^	461,004
3,164	Barnes & Noble Education, Inc.*	30,279
5,007	Barnes & Noble, Inc.	56,579
9,209	Bed Bath & Beyond, Inc.^	397,000
20,317	Best Buy Co., Inc.^	775,703
1,657	Big 5 Sporting Goods Corp.	22,568
4,578	Burlington Stores, Inc.*	370,910
4,737	Cabela’s, Inc., Class A*	260,203
3,318	Caleres, Inc.	83,912
5,783	CarMax, Inc.*^	308,523
1,987	Cato Corp., Class A	65,352
7,822	Chico’s FAS, Inc.	93,082
1,389	Children’s Place Retail Stores, Inc. (The)^	110,939
1,991	Christopher & Banks Corp.*	2,887
881	Citi Trends, Inc.	17,558
6,247	CST Brands, Inc.	300,418
1,097	Destination Maternity Corp.	7,767
2,864	Destination XL Group, Inc.*^	12,401
4,900	Dick’s Sporting Goods, Inc.	277,928
5,289	DSW, Inc., Class A	108,319
6,313	Express, Inc.*	74,430
2,165	Finish Line, Inc. (The), Class A^	49,968
2,499	Five Below, Inc.*^	100,685
6,908	Foot Locker, Inc.	467,810
2,397	Francesca’s Holdings Corp.*	36,986
9,167	GameStop Corp., Class A^	252,918
14,426	Gap, Inc. (The)^	320,834
1,571	Genesco, Inc.*^	85,557
7,035	GNC Holdings, Inc., Class A	143,655
1,600	Group 1 Automotive, Inc.	102,208
6,442	Guess?, Inc.^	94,118
1,166	Haverty Furniture Cos., Inc.	23,367
1,874	Hibbett Sports, Inc.*^	74,773
33,579	Home Depot, Inc. (The)	4,320,945

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
1,036	Kirkland’s, Inc.*	$12,618
4,361	L Brands, Inc.	308,628
1,938	Lithia Motors, Inc., Class A^	185,118
24,657	Lowe’s Cos., Inc.	1,780,481
1,427	MarineMax, Inc.*	29,896
4,050	Michaels Cos., Inc. (The)*	97,889
1,920	Monro Muffler Brake, Inc.^	117,446
3,308	Murphy U.S.A., Inc.*	236,059
4,842	New York & Co.*	10,943
2,703	O’Reilly Automotive, Inc.*	757,137
7,245	Penske Automotive Group, Inc.^	349,064
1,904	Perfumania Holdings, Inc.*	4,151
170	Pier 1 Imports, Inc.	721
900	Rent-A-Center, Inc.	11,376
2,425	Restoration Hardware Holdings, Inc.*^	83,857
11,182	Ross Stores, Inc.	719,003
9,608	Sally Beauty Holdings, Inc.*^	246,733
2,956	Select Comfort Corp.*	63,850
600	Shoe Carnival, Inc.^	15,996
2,201	Signet Jewelers, Ltd.^	164,041
3,293	Sonic Automotive, Inc., Class A	61,908
15,183	Staples, Inc.	129,815
3,378	Stein Mart, Inc.	21,450
1,353	Tailored Brands, Inc.	21,242
289	Tandy Leather Factory, Inc.*	2,214
4,460	Tiffany & Co.^	323,930
854	Tilly’s, Inc.*	8,019
18,422	TJX Cos., Inc. (The)	1,377,597
4,639	Tractor Supply Co.	312,437
737	Trans World Entertainment Corp.*	2,543
2,124	Ulta Salon, Cosmetics & Fragrance, Inc.*	505,470
10,387	Urban Outfitters, Inc.*	358,559
1,993	Vitamin Shoppe, Inc.*	53,512
1,842	West Marine, Inc.*	15,233
3,202	Williams-Sonoma, Inc.^	163,558
285	Winmark Corp.	30,073
2,204	Zumiez, Inc.*	39,672

		19,790,705

Technology Hardware, Storage & Peripherals (3.7%):
148,970	Apple, Inc.	16,841,058
728	Astro-Med, Inc.	10,796
2,354	Avid Technology, Inc.*	18,691
748	Cray, Inc.*	17,608
2,278	Diebold, Inc.	56,472
2,385	Electronics for Imaging, Inc.*^	116,674
29,777	Hewlett Packard Enterprise Co.	677,427
33,972	HP, Inc.	527,585
4,528	Lexmark International, Inc., Class A	180,939
6,418	NCR Corp.*	206,595
10,688	NetApp, Inc.	382,844
12,282	Seagate Technology plc^	473,471
2,313	Super Micro Computer, Inc.*^	54,055
5,795	Western Digital Corp.	338,834

		19,903,049

Textiles, Apparel & Luxury Goods (1.1%):
1,747	Carter’s, Inc.	151,482
484	Cherokee, Inc.*^	4,985
9,539	Coach, Inc.	348,746
2,510	Columbia Sportswear Co.	142,417
4,393	Crocs, Inc.*^	36,462
810	Culp, Inc.	24,114
2,320	Deckers Outdoor Corp.*^	138,156
4,552	Fossil Group, Inc.*	126,409

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
2,068	G-III Apparel Group, Ltd.*^	$60,282
13,867	Hanesbrands, Inc.^	350,142
6,072	Kate Spade & Co.*	104,013
4,434	Lululemon Athletica, Inc.*	270,385
7,390	Michael Kors Holdings, Ltd.*	345,778
30,212	Nike, Inc., Class C	1,590,661
1,259	Oxford Industries, Inc.	85,234
600	Perry Ellis International, Inc.*	11,568
1,956	PVH Corp.	216,138
2,324	Ralph Lauren Corp.	235,049
570	Rocky Brands, Inc.	6,025
1,040	Sequential Brands Group, Inc.*	8,320
3,882	Skechers U.S.A., Inc., Class A*	88,898
3,826	Steven Madden, Ltd.*^	132,227
700	Superior Uniform Group, Inc.	13,853
3,720	Under Armour, Inc., Class A*^	143,890
3,746	Under Armour, Inc., Class C*	126,840
802	Vera Bradley, Inc.*	12,150
5,997	VF Corp.	336,132
6,221	Wolverine World Wide, Inc.	143,270

		5,253,626

Thrifts & Mortgage Finance (0.4%):
493	ASB Bancorp, Inc.*	12,907
8,629	Astoria Financial Corp.	125,983
3,548	Bank Mutual Corp.	27,249
1,591	BankFinancial Corp.	20,206
4,285	Beneficial Bancorp, Inc.	63,032
4,484	BofI Holding, Inc.*^	100,442
689	BSB Bancorp, Inc.*	16,143
9,821	Capitol Federal Financial, Inc.	138,181
1,278	Charter Financial Corp.^	16,461
618	Chicopee Bancorp, Inc.	11,433
2,063	Clifton Bancorp, Inc.^	31,543
2,791	Dime Community Bancshares	46,777
855	ESSA Bancorp, Inc.	11,825
9,408	Everbank Financial Corp.	182,138
403	Federal Agricultural Mortgage Corp.	15,919
408	First Capital, Inc.^	12,962
4,276	Flagstar Bancorp, Inc.*	118,659
8	Greene County Bancorp, Inc.	133
155	Hingham Institution for Savings	21,468
1,670	HomeStreet, Inc.*	41,850
787	HopFed Bancorp, Inc.	8,822
613	IF Bancorp, Inc.	11,426
3,333	Kearny Financial Corp.	45,362
1,249	Kentucky First Federal Bancorp	10,492
750	Lake Shore Bancorp, Inc.	10,013
673	Lake Sunapee Bank Group	12,161
759	Malvern Bancorp, Inc.*	12,660
4,170	Meridian Bancorp, Inc.	64,927
484	Meta Financial Group, Inc.	29,335
11,310	New York Community Bancorp, Inc.^	160,940
374	NMI Holdings, Inc., Class A*	2,850
1,311	Northeast Community Bancorp, Inc.	9,177
3,608	Northfield Bancorp, Inc.	58,089
7,217	Northwest Bancshares, Inc.^	113,379
687	Ocean Shore Holding Co.	15,561
1,979	Oceanfirst Financial Corp.	38,116
503	Oconee Federal Financial Corp.	12,032
3,358	Oritani Financial Corp.	52,788
1,218	PennyMac Financial Services, Inc., Class A*	20,718
679	Provident Financial Holdings, Inc.	13,281
800	Provident Financial Services, Inc.	16,984
420	Riverview Bancorp, Inc.	2,260
967	SI Financial Group, Inc.	12,764

Shares		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
561	Southern Missouri Bancorp, Inc.	$13,969
733	Territorial Bancorp, Inc.^	21,008
1,094	TFS Financial Corp.	19,484
7,273	TrustCo Bank Corp.	51,566
3,739	United Community Financial Corp.	26,584
3,669	United Financial Bancorp, Inc.	50,779
3,636	Washington Federal, Inc.	97,008
2,036	Waterstone Financial, Inc.^	34,592
2,181	Wawlker & Dunlop, Inc.*	55,092
2,142	WSFS Financial Corp.	78,162

		2,197,692

Tobacco (1.2%):
52,537	Altria Group, Inc.	3,321,915
28,027	Philip Morris International, Inc.	2,724,785
8,746	Reynolds American, Inc.	412,374
7,324	Vector Group, Ltd.^	157,680

		6,616,754

Trading Companies & Distributors (0.5%):
7,861	Air Lease Corp.^	224,667
1,375	Aircastle, Ltd.^	27,308
2,594	Applied Industrial Technologies, Inc.	121,244
2,840	Beacon Roofing Supply, Inc.*	119,479
1,592	CAI International, Inc.*^	13,166
9,739	Fastenal Co.	406,895
600	H&E Equipment Services, Inc.	10,056
5,211	HD Supply Holdings, Inc.*	166,648
220	Herc Holdings, Inc. Com*	7,414
1,307	Huttig Building Products, Inc.*	7,554
2,054	Kaman Corp., Class A	90,212
3,490	MRC Global, Inc.*	57,341
3,188	MSC Industrial Direct Co., Inc., Class A^	234,031
104	NOW, Inc.*^	2,229
1,007	TransAct Technologies, Inc.*	10,574
2,536	Triton International, Ltd.	33,449
5,844	United Rentals, Inc.*	458,696
1,184	Veritiv Corp.*	59,401
2,272	W.W. Grainger, Inc.^	510,835
1,109	Watsco, Inc.	156,258
84	Watsco, Inc., Class B(a)	11,818
2,955	WESCO International, Inc.*	181,703

		2,910,978

Transportation Infrastructure (0.0%):
370	Macquarie Infrastructure Corp.	30,799

Water Utilities (0.1%):
2,327	American States Water Co.	93,196
4,447	American Water Works Co., Inc.	332,814
3,916	Aqua America, Inc.	119,360
491	Artesian Resources Corp.^	14,013
2,891	California Water Service Group^	92,772
665	Connecticut Water Service, Inc.	33,070
979	Middlesex Water Co.	34,500
669	Pure Cycle Corp.*	3,840
1,234	SJW Corp.^	53,901
772	York Water Co. (The)	22,898

		800,364

Wireless Telecommunication Services (0.1%):
2,055	Boingo Wireless, Inc.*	21,125
4,154	Shenandoah Telecommunications Co.^	113,030
1,649	Spok Holdings, Inc.	29,385
6,397	Telephone & Data Systems, Inc.	173,871
6,899	T-Mobile US, Inc.*	322,322

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Wireless Telecommunication Services, continued
1,288	United States Cellular Corp.*	$46,806

		706,539

Total Common Stocks (Cost $536,775,733)		538,497,594

Right (0.0%):
Biotechnology (0.0%):
2,582	Dyax Corp., Expires on 12/31/19(a)(b)	2,866

Total Right (Cost $–)		2,866

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (10.1%):
$54,589,673	AZL DFA U.S. Core Equity Fund Securities Lending Collateral Account(c)	54,589,673

Total Securities Held as Collateral for Securities on Loan (Cost $54,589,673)		54,589,673

Unaffiliated Investment Company (0.3%):
1,360,953	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(d)	1,360,953

Total Unaffiliated Investment Company (Cost $1,360,953)		1,360,953

Total Investment Securities (Cost $592,726,359)(e) - 110.0%		594,451,086
Net other assets (liabilities) - (10.0)%		(53,882,221)

Net Assets - 100.0%		$540,568,865

Percentages indicated are based on net assets as of September 30, 2016.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2016. The total value of securities on loan as of September 30, 2016, was $53,977,986.
(a)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2016, these securities represent 0.00% of the net assets of the Fund.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2016. The total of all such securities represent 0.00% of the net assets of the fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2016.
(d)	The rate represents the effective yield at September 30, 2016.
(e)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (99.7%):
Aerospace & Defense (1.7%):
1,500	AAR Corp.	$46,980
11,893	Aerojet Rocketdyne Holdings, Inc.*	209,079
4,246	AeroVironment, Inc.*	103,645
1,402	Air Industries Group, Inc.	6,281
5,128	Arotech Corp.*	15,128
3,669	Astronics Corp.*	165,288
3,937	Astrotech Corp.*	6,496
3,564	BWX Technologies, Inc.	136,751
685	CPI Aerostructures, Inc.*	4,699
4,688	Cubic Corp.	219,445
831	Curtiss-Wright Corp.	75,712
11,688	DigitalGlobe, Inc.*^	321,420
766	Ducommun, Inc.*	17,495
3,591	Engility Holdings, Inc.*	113,117
868	Esterline Technologies Corp.*	66,003
3,376	Innovative Solutions & Support, Inc.*	10,736
7,507	KLX, Inc.*	264,246
11,895	Kratos Defense & Security Solutions, Inc.*^	81,957
2,710	LMI Aerospace, Inc.*	19,241
6,951	Mercury Computer Systems, Inc.*	170,786
5,915	Moog, Inc., Class A*	352,178
66	Moog, Inc., Class B*	3,936
1,389	National Presto Industries, Inc.	121,940
9,371	TASER International, Inc.*^	268,104
944	Teledyne Technologies, Inc.*	101,886
633	Tel-Instrument Electronics Corp.*	2,469
7,544	The KEYW Holding Corp.*	83,286
7,035	Triumph Group, Inc.^	196,136
16,748	WESCO Aircraft Holdings, Inc.*^	224,926

		3,409,366

Air Freight & Logistics (0.5%):
492	Air T, Inc.*	9,919
11,609	Air Transport Services Group, Inc.*	166,589
2,000	Atlas Air Worldwide Holdings, Inc.*	85,640
4,550	Echo Global Logistics, Inc.*	104,923
5,089	Forward Air Corp.	220,150
6,494	Hub Group, Inc.*	264,696
2,501	Park-Ohio Holdings Corp.	91,161
5,212	Radiant Logistics, Inc.*	14,802
2,356	XPO Logistics, Inc.*	86,395

		1,044,275

Airlines (0.5%):
2,487	Allegiant Travel Co.	328,458
603	Copa Holdings SA, Class A	53,022
8,091	Hawaiian Holdings, Inc.*	393,223
1,200	SkyWest, Inc.	31,692
3,067	Spirit Airlines, Inc.*	130,440
1,638	Virgin America, Inc.*^	87,649

		1,024,484

Auto Components (1.7%):
14,043	American Axle & Manufacturing Holdings, Inc.*	241,821
9,923	Cooper Tire & Rubber Co.	377,273
2,380	Cooper-Standard Holding, Inc.*	235,144
4,738	Dana Holding Corp.	73,865
6,147	Dorman Products, Inc.*	392,794
4,866	Drew Industries, Inc.	476,966
18,417	Federal Mogul Holdings Corp.*	176,987
7,088	Fox Factory Holding Corp.*	162,811
6,709	Gentherm, Inc.*	210,797
3,330	Horizon Global Corp.*	66,367
9,677	Modine Manufacturing Co.*	114,769
3,617	Motorcar Parts of America, Inc.*^	104,097
6,847	Spartan Motors, Inc.	65,594
4,319	Standard Motor Products, Inc.	206,275

Shares		Fair Value
Common Stocks, continued
Auto Components, continued
5,611	Stoneridge, Inc.*	$103,242
733	Strattec Security Corp.	25,875
2,295	Tenneco, Inc.*^	133,730
4,211	Tower International, Inc.	101,485
1,734	Visteon Corp.	124,258

		3,394,150

Automobiles (0.1%):
1,741	Thor Industries, Inc.	147,463
4,949	Winnebago Industries, Inc.	116,648

		264,111

Banks (13.9%):
1,584	1st Constitution Bancorp	21,859
5,001	1st Source Corp.	178,511
2,101	Access National Corp.	50,214
410	ACNB Corp.	10,898
1,757	American National Bankshares, Inc.	49,108
346	American River Bankshares*	3,751
6,573	Ameris Bancorp	229,726
1,649	Ames National Corp.	45,611
294	Anchor Bancorp, Inc.*	7,385
2,682	Arrow Financial Corp.^	88,054
22,258	Associated Banc-Corp.	436,033
13	Auburn National Bancorp, Inc.	357
7,085	Banc of California, Inc.^	123,704
2,586	BancFirst Corp.	187,511
736	Bancorp of New Jersey, Inc.	8,368
7,531	Bancorp, Inc. (The)*	48,349
16,659	BancorpSouth, Inc.	386,489
2,653	Bank of Commerce Holdings	19,102
7,304	Bank of Hawaii Corp.^	530,415
1,200	Bank of Marin Bancorp	59,676
441	Bank of South Carolina Corp.	8,009
4,504	Banner Corp.	197,005
1,220	Bar Harbor Bankshares	44,798
1,367	Bay Bancorp, Inc.*	7,532
595	BCB Bancorp, Inc.	6,694
5,074	Berkshire Hills Bancorp, Inc.	140,601
7,405	BNC Bancorp^	180,090
16,835	Boston Private Financial Holdings, Inc.	215,993
2,370	Bridge Bancorp, Inc.	67,758
14,118	Brookline Bancorp, Inc.	172,098
3,533	Bryn Mawr Bank Corp.	113,021
74	C&F Financial Corp.	3,188
1,274	California First National Bancorp	17,785
1,496	Camden National Corp.^	71,419
5,383	Capital Bank Financial Corp., Class A	172,848
3,483	Capital City Bank Group, Inc.	51,444
5,943	Cardinal Financial Corp.	155,053
694	Carolina Bank Holdings, Inc.*	13,540
14,611	Cascade Bancorp*	88,543
12,124	Cathay General Bancorp	373,177
9,115	Centerstate Banks, Inc.	161,609
5,652	Central Pacific Financial Corp.	142,374
1,141	Central Valley Community Bancorp	18,096
511	Century Bancorp, Inc.	23,159
8,701	Chemical Financial Corp.	383,975
940	Chemung Financial Corp.	27,251
2,509	Citizens & Northern Corp.^	55,123
261	Citizens First Corp.	4,176
718	Citizens Holding Co.	16,866
2,767	City Holding Co.	139,152
797	Civista Bancshares, Inc.	11,301
2,916	CNB Financial Corp.	61,703
7,635	CoBiz Financial, Inc.	101,622
72	Codorus Valley Bancorp, Inc.	1,575

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
56	Colony Bankcorp, Inc.*	$554
10,195	Columbia Banking System, Inc.	333,580
7,905	Community Bank System, Inc.	380,310
3,296	Community Bankers Trust Corp.*	17,897
3,524	Community Trust Bancorp, Inc.	130,776
525	Community West Bancshares	4,305
1,609	CommunityOne Bancorp*	22,269
6,029	ConnectOne Bancorp, Inc.^	108,884
3,386	CU Bancorp*	77,235
5,436	Customers Bancorp, Inc.*^	136,770
18,957	CVB Financial Corp.^	333,833
130	DNB Financial Corp.	3,289
609	Eagle Bancorp Montana, Inc.	8,812
5,394	Eagle Bancorp, Inc.*	266,086
2,246	Eastern Virginia Bankshares, Inc.	18,058
4,068	Enterprise Financial Services Corp.	127,125
534	Evans Bancorp, Inc.	14,717
36,728	F.N.B. Corp.	451,753
1,185	Farmers Capital Bank Corp.^	35,123
2,817	Farmers National Banc Corp.	30,367
242	Fauquier Bankshares, Inc.	3,507
886	FCB Financial Holdings, Inc.*	34,049
4,354	Fidelity Southern Corp.	80,070
2,803	Financial Institutions, Inc.	75,989
3,983	First Bancorp	78,824
40,945	First Bancorp*	212,913
2,165	First Bancorp, Inc.	51,895
965	First Bancshares, Inc. (The)	18,750
7,037	First Busey Corp.	159,036
1,768	First Business Financial Services, Inc.	41,548
1,036	First Citizens BancShares, Inc., Class A^	304,470
3,400	First Commonwealth Financial Corp.	34,306
3,775	First Community Bankshares	93,620
3,237	First Connecticut Bancorp, Inc.	57,586
11,758	First Financial Bancorp^	256,795
9,925	First Financial Bankshares, Inc.	361,667
2,573	First Financial Corp.	104,670
3,028	First Financial Northwest, Inc.	42,907
9,082	First Horizon National Corp.	138,319
3,959	First Interstate BancSystem, Class A^	124,748
7,331	First Merchants Corp.	196,104
14,363	First Midwest Bancorp, Inc.	278,068
3,698	First NBC Bank Holding Co.*	34,909
2,791	First of Long Island Corp. (The)	92,522
28	First Savings Financial Group	1,011
888	First South Bancorp	8,605
208	First United Corp.*	2,575
5,995	Flushing Financial Corp.	142,201
30,211	Fulton Financial Corp.	438,663
2,996	German American Bancorp, Inc.^	116,634
13,638	Glacier Bancorp, Inc.^	388,956
2,755	Great Southern Bancorp, Inc.	112,129
926	Great Western Bancorp, Inc.	30,854
4,164	Guaranty Bancorp	74,327
11,291	Hancock Holding Co.^	366,167
5,973	Hanmi Financial Corp.	157,329
38	Hawthorn Bancshares, Inc.	571
4,180	Heartland Financial USA, Inc.	150,773
6,099	Heritage Financial Corp.	109,477
6,833	Heritage Oaks Bancorp^	56,031
5,347	Hertiage Commerce Corp.	58,496
17,570	Hilltop Holdings, Inc.*^	394,622
20,837	Home Bancshares, Inc.	433,617

Shares		Fair Value
Common Stocks, continued
Banks, continued
4,096	Hometrust Bancshares, Inc.*	$75,776
20,243	Hope BanCorp, Inc.	351,621
2,115	Horizon Bancorp	62,139
6,059	IBERIABANK Corp.	406,679
4,786	Independent Bank Corp.	258,875
3,427	Independent Bank Group, Inc.	151,371
11,589	International Bancshares Corp.	345,120
7,529	Lakeland Bancorp, Inc.	105,707
4,990	Lakeland Financial Corp.^	176,746
710	Landmark Bancorp, Inc.	18,652
1,512	LCNB Corp.	27,549
8,718	LegacyTexas Financial Group, Inc.	275,750
5,613	Macatawa Bank Corp.	44,848
1,048	Mackinac Financial Corp.	12,042
4,372	Mainsource Financial Group, Inc.	109,081
12,926	MB Financial, Inc.	491,704
1,565	MBT Financial Corp.	14,163
3,441	Mercantile Bank Corp.	92,391
1,252	Merchants Bancshares, Inc.	40,552
303	Middleburg Financial Corp.	8,569
1,548	MidWestone Financial Group, Inc.^	47,013
892	MutualFirst Financial, Inc.	24,735
5,520	National Bank Holdings Corp.	129,002
1,309	National Bankshares, Inc.	48,145
7,729	NBT Bancorp, Inc.	254,052
378	Nicolet Bankshares, Inc.*	14,496
1,136	Northeast Bancorp	13,155
1,357	Northrim Bancorp, Inc.	34,943
406	Norwood Financial Corp.	11,888
8,023	OFG Bancorp	81,113
183	Ohio Valley Banc Corp.	4,048
2,179	Old Line Bancshares, Inc.	42,992
20,805	Old National Bancorp	292,518
1,004	Old Point Financial Corp.	20,743
3,314	Old Second Bancorp, Inc.	27,539
622	Opus Bank	22,000
1,398	Orrstown Financial Services, Inc.	27,611
3,562	Pacific Continental Corp.	59,913
1,718	Pacific Mercantile Bancorp*	12,662
4,379	Pacific Premier Bancorp, Inc.*^	115,868
2,480	Park National Corp.^	238,080
9,028	Park Sterling Corp.	73,307
1,230	Parke Bancorp, Inc.	18,352
3,098	Peapack-Gladstone Financial Corp.	69,426
968	Penns Woods Bancorp, Inc.	43,037
395	Peoples Bancorp	8,256
3,620	Peoples Bancorp, Inc.	89,016
7,783	Pinnacle Financial Partners, Inc.	420,904
5	Polonia Bancorp, Inc.*	55
3,507	Popular, Inc.	134,038
2,669	Preferred Bank Los Angeles	95,417
869	Premier Financial Bancorp, Inc.	14,895
12,251	PrivateBancorp, Inc.	562,565
2,074	Prosperity Bancshares, Inc.^	113,842
1,199	QCR Holdings, Inc.	38,056
5,959	Renasant Co.	200,401
2,685	Republic Bancorp, Inc., Class A	83,450
7,724	Republic First Bancorp, Inc.*	31,746
6,576	S & T Bancorp, Inc.	190,638
320	Salisbury Bancorp, Inc.	9,894
4,544	Sandy Spring Bancorp, Inc.	138,956
552	SB Financial Group, Inc.	6,928
6,664	Seacoast Banking Corp.*^	107,224
1,252	Select Bancorp, Inc.*	10,016
272	ServisFirst Bancshares, Inc.^	14,120
2,539	Shore Bancshares, Inc.	29,909

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
2,735	Sierra Bancorp	$51,309
5,511	Simmons First National Corp., Class A	274,999
4,250	South State Corp.	318,920
562	Southern First Bancshares, Inc.*	15,500
892	Southern National Bancorp	11,641
4,667	Southside Bancshares, Inc.	150,184
3,850	Southwest Bancorp	73,112
88	Southwest Georgia Financial Corp.	1,425
6,707	State Bank Financial Corp.	153,054
17,714	Sterling Bancorp	309,995
690	Stewardship Financial Corp.^	5,382
4,356	Stock Yards Bancorp, Inc.^	143,574
2,351	Suffolk Bancorp	81,744
682	Summit Financial Group, Inc.^	13,067
963	Summit State Bank	13,078
2,320	Sun Bancorp, Inc.	53,499
625	Sussex Bancorp	10,206
30,439	TCF Financial Corp.	441,669
7,656	Texas Capital Bancshares, Inc.*	420,467
2,733	Tompkins Financial Corp.^	208,829
10,406	TowneBank	250,056
4,592	TriCo Bancshares	122,928
5,630	Tristate Capital Holdings, Inc.*	90,925
12,242	Trustmark Corp.^	337,390
94	Two River Bancorp	1,081
8,136	UMB Financial Corp.^	483,684
7,919	Union Bankshares Corp.	211,992
249	Union Bankshares, Inc.^	8,481
450	United Bancshares, Inc.^	9,000
10,605	United Bankshares, Inc.	399,490
3,880	United Community Banks, Inc.	81,558
891	United Security Bancshares*	5,444
908	United Security Bancshares, Inc.	9,616
42	Unity Bancorp, Inc.	536
5,091	Univest Corp.	118,926
36,275	Valley National Bancorp^	352,956
3,386	Washington Trust Bancorp	136,185
435	WashingtonFirst Bankshare, Inc.	10,705
3,000	Webster Financial Corp.^	114,030
127	Wellesley Bank	2,788
6,889	WesBanco, Inc.	226,510
3,230	West Bancorp	63,308
4,438	Westamerica Bancorp	225,805
10,688	Western Alliance Bancorp*	401,228
7,445	Wintrust Financial Corp.	413,718
836	Xenith Bankshares, Inc.*	1,931
8,778	Yadkin Financial Corp.	230,774

		28,314,750

Beverages (0.3%):
1,294	Coca-Cola Bottling Co. Consolidated^	191,719
3,530	MGP Ingredients, Inc.	143,036
5,334	National Beverage Corp.*^	234,962
1,100	Primo Water Corp.*	13,343
985	Willamette Valley Vineyards, Inc.*^	7,831

		590,891

Biotechnology (0.7%):
383	Acorda Therapeutics, Inc.*	7,997
2,927	Akebia Therapeutics, Inc.*	26,489
1,500	AMAG Pharmaceuticals, Inc.*	36,765
2,800	Amicus Therapeutics, Inc.*^	20,720
3,846	Aptevo Therapeutics, Inc.*	9,846
1,138	Atara Biotherapeutics, Inc.*	24,342
3,900	Atyr Pharma, Inc.*	12,402
7,111	Aviragen Therapeutics, Inc.*	13,653

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
1,372	Biospecifics Technologies Corp.*^	$62,659
996	Catalyst Biosciences, Inc.*	1,205
6,042	Celldex Theraputics, Inc.*	24,410
4,008	Celsion Corp.*	4,890
7,318	Emergent Biosolutions, Inc.*^	230,737
3,411	Enanta Pharmaceuticals, Inc.*	90,767
519	Five Prime Therapeutics, Inc.*^	27,242
7,434	Fortress Biotech, Inc.*^	22,079
3,451	Genocea Biosciences, Inc.*	17,669
592	ImmuCell Corp.*	4,582
1,703	Inotek Pharmaceuticals Corp.*	16,144
11,948	Insys Therapeutics, Inc.*^	140,867
1,802	Ligand Pharmaceuticals, Inc., Class B*^	183,912
4,100	Mimedx Group, Inc.*^	35,178
10,511	Myriad Genetics, Inc.*	216,316
5,759	Newlink Genetics Corp.*	86,500
124	Otonomy, Inc.*	2,256
30,069	PDL BioPharma, Inc.	100,731
935	Retrophin, Inc.*	20,925
2,100	Spectrum Pharmaceuticals, Inc.*^	9,807
5,663	Tenax Therapeutics, Inc.*	13,025
3,399	Zafgen, Inc.*	11,251

		1,475,366

Building Products (1.5%):
9,418	AAON, Inc.^	271,427
2,348	Advanced Drainage Systems, Inc.	56,493
2,964	American Woodmark Corp.*	238,809
6,085	Apogee Enterprises, Inc.^	271,939
3,226	Armstrong Flooring, Inc.*	60,907
6,453	Armstrong World Industries, Inc.*^	266,638
16,096	Builders FirstSource, Inc.*^	185,265
1,200	Continental Building Products, Inc.*	25,188
308	Continental Materials Corp.*	7,709
1,200	Gibraltar Industries, Inc.*	44,580
2,959	Insteel Industries, Inc.	107,234
13,446	NCI Building Systems, Inc.*	196,177
2,696	Patrick Industries, Inc.*	166,936
9,618	PGT, Inc.*	102,624
12,217	Ply Gem Holdings, Inc.*	163,219
6,579	Quanex Building Products Corp.	113,554
8,718	Simpson Manufacturing Co., Inc.	383,157
5,142	Trex Co., Inc.*^	301,938
505	Universal Forest Products, Inc.	49,737

		3,013,531

Capital Markets (1.3%):
1,496	Artisan Partners Asset Management, Inc., Class A^	40,691
979	Associated Capital Group, Inc., Class A	34,715
10,780	BGC Partners, Inc., Class A	94,325
8,268	Cohen & Steers, Inc.	353,456
674	Diamond Hill Investment Group	124,548
4,900	Federated Investors, Inc., Class B	145,187
1,900	Financial Engines, Inc.	56,449
8,611	Gain Capital Holdings, Inc.	53,216
1,290	GAMCO Investors, Inc., Class A	36,726
5,280	Greenhill & Co., Inc.	124,450
141	Hennessy Advisors, Inc.	5,001
11,065	Interactive Brokers Group, Inc., Class A^	390,262
3,702	INTL FCStone, Inc.*^	143,823
5,604	Janus Capital Group, Inc.^	78,512
12,834	KCG Holdings, Inc.*	199,312
37,431	Ladenburg Thalmann Financial Services, Inc.*	86,466

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
927	LPL Financial Holdings, Inc.^	$27,727
500	MarketAxess Holdings, Inc.	82,795
426	Moelis & Co., Class A	11,455
4,508	NorthStar Asset Management Group, Inc.	58,288
1,098	Om Asset Management plc	15,273
2,724	Oppenheimer Holdings, Class A	38,926
2,624	Pzena Investment Management, Inc.^	20,205
4,108	Safeguard Scientifics, Inc.*^	53,240
1,619	Silvercrest Asset Management Group, Inc., Class A	19,218
1,359	Stifel Financial Corp.*	52,254
2,746	U.S. Global Investors, Inc., Class A	5,053
207	Value Line, Inc.	3,362
1,678	Westwood Holdings, Inc.	89,119
23,029	WisdomTree Investments, Inc.^	236,968

		2,681,022

Chemicals (2.5%):
5,533	A. Schulman, Inc.	161,121
6,167	American Vanguard Corp.	99,042
4,795	Balchem Corp.	371,756
5,963	Cabot Corp.	312,521
10,693	Calgon Carbon Corp.	162,213
1,278	Chase Corp.	88,335
13,772	Chemtura Corp.*	451,859
1,539	Core Molding Technologies, Inc.*	26,009
3,100	Ferro Corp.*	42,811
2,500	Flotek Industries, Inc.*	36,350
8,570	Futurefuel Corp.	96,670
9,039	H.B. Fuller Co.	420,042
2,133	Hawkins, Inc.	92,423
3,915	Innophos Holdings, Inc.	152,802
4,476	Innospec, Inc.	272,186
14,475	Intrepid Potash, Inc.*	16,357
2,259	KMG Chemicals, Inc.	63,997
6,588	Kraton Performance Polymers, Inc.*	230,844
14,416	Kronos Worldwide, Inc.^	119,509
4,373	LSB Industries, Inc.*^	37,520
6,222	Minerals Technologies, Inc.	439,833
893	Northern Technologies International Corp.*	11,207
8,167	Olin Corp.^	167,587
9,435	Omnova Solutions, Inc.*	79,631
11,008	Platform Speciality Products Corp.*^	89,275
4,079	PolyOne Corp.	137,911
2,235	Quaker Chemical Corp.	236,754
1,900	Rayonier Advanced Materials, Inc.	25,403
1,641	Sensient Technologies Corp.	124,388
3,945	Stepan Co.	286,644
279	TOR Minerals International, Inc.*	1,498
4,945	Trecora Resources*	56,472
649	Tredegar Corp.	12,065
2,293	Trinseo SA	129,692
11,730	Tronox, Ltd., Class A^	109,910

		5,162,637

Commercial Services & Supplies (3.5%):
9,828	ABM Industries, Inc.	390,171
19,847	ACCO Brands Corp.*	191,325
675	Acme United Corp.	13,932
1,580	AMREP Corp.*	12,624
9,470	ARC Document Solutions, Inc.*	35,418
8,359	Brady Corp., Class A	289,305
8,974	Brink’s Co. (The)	332,756
8,149	Casella Waste Systems, Inc.*	83,935
6,409	CECO Environmental Corp.	72,294

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
2,506	Clean Harbors, Inc.*	$120,238
325	CompX International, Inc.	3,764
20,435	Covanta Holding Corp.^	314,495
1,456	Deluxe Corp.	97,290
535	Ecology and Environment, Inc., Class A	5,291
1,100	Ennis, Inc.	18,535
6,861	Essendant, Inc.	140,788
4,057	G&K Services, Inc., Class A	387,403
3,600	Healthcare Services Group, Inc.	142,488
9,584	Herman Miller, Inc.	274,102
8,176	HNI Corp.^	325,405
1,300	InnerWorkings, Inc.*	12,246
11,912	Interface, Inc.	198,811
4,059	Intersections, Inc.*	7,347
7,526	Kimball International, Inc., Class B	97,386
9,305	Knoll, Inc.	212,619
5,746	Matthews International Corp., Class A^	349,127
4,949	McGrath Rentcorp	156,933
7,668	Mobile Mini, Inc.	231,574
6,581	MSA Safety, Inc.	381,961
2,585	Multi-Color Corp.	170,610
2,566	NL Industries, Inc.*	10,084
2,198	Perma-Fix Environmental Services, Inc.*	11,078
5,779	Quad Graphics, Inc.	154,415
4,781	R.R. Donnelley & Sons Co.	75,157
4,036	SP Plus Corp.*^	103,201
17,925	Steelcase, Inc., Class A	248,978
5,496	Team, Inc.*	179,774
9,581	Tetra Tech, Inc.	339,838
6,115	Trc Companies, Inc.*	53,017
2,382	UniFirst Corp.^	314,091
4,727	US Ecology, Inc.^	211,959
1,974	Versar, Inc.*	3,079
3,364	Virco Manufacturing Co.*	13,893
2,196	Vse Corp.	74,642
13,364	West Corp.	295,077

		7,158,456

Communications Equipment (1.9%):
8,736	ADTRAN, Inc.	167,207
254	Bel Fuse, Inc., Class A	5,118
1,348	Bel Fuse, Inc., Class B	32,541
976	Black Box Corp.	13,566
5,844	CalAmp Corp.*^	81,524
10,549	Calix, Inc.*	77,535
18,791	Ciena Corp.*^	409,644
1,808	ClearOne, Inc.	20,232
316	Communications Systems, Inc.	1,504
6,496	EMCORE Corp.	37,027
19,651	Finisar Corp.*	585,599
16,449	Harmonic, Inc.*^	97,543
2,083	Infinera Corp.*	18,809
6,076	InterDigital, Inc.	481,218
14,421	Ixia*	180,263
3,225	KVH Industries, Inc.*	28,412
5,744	NETGEAR, Inc.*	347,455
5,267	NetScout Systems, Inc.*	154,060
4,400	Oclaro, Inc.*	37,620
131	Optical Cable Corp.	333
6,056	Plantronics, Inc.	314,670
900	RELM Wireless Corp.	4,806
1,900	ShoreTel, Inc.*	15,200
4,964	Sonus Networks, Inc.*^	38,620
6,250	Ubiquiti Networks, Inc.*	334,375

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Communications Equipment, continued
5,651	ViaSat, Inc.*^	$421,847
9,502	Viavi Solutions, Inc.*	70,220

		3,976,948

Construction & Engineering (1.4%):
5,777	Ameresco, Inc., Class A*	30,387
2,944	Argan, Inc.	174,255
6,897	Comfort Systems USA, Inc.	202,151
5,862	Dycom Industries, Inc.*	479,394
8,786	Emcor Group, Inc.	523,821
6,170	Granite Construction, Inc.^	306,896
2,300	Hc2 Holdings, Inc.*	12,535
2,141	IES Holdings, Inc.*	38,088
21,380	KBR, Inc.	323,479
1,235	Layne Christensen Co.*	10,510
3,281	MasTec, Inc.*	97,577
2,921	MYR Group, Inc.*	87,922
900	Northwest Pipe Co.*	10,629
1,267	NV5 Holdings, Inc.*	40,937
5,590	Orion Marine Group, Inc.*	38,292
1,690	Primoris Services Corp.^	34,814
4,007	Valmont Industries, Inc.	539,223

		2,950,910

Construction Materials (0.2%):
1,153	Eagle Materials, Inc., Class A^	89,127
13,472	Headwaters, Inc.*	227,946
771	U.S. Lime & Minerals, Inc.	50,886
2,301	US Concrete, Inc.*	105,996

		473,955

Consumer Finance (0.8%):
1,660	Asta Funding, Inc.*	17,430
2,191	Atlanticus Holdings Corp.*	6,704
5,088	Consumer Portfolio Services, Inc.*	23,354
5,380	Emergent Capital, Inc.*	15,763
4,740	Encore Capital Group, Inc.*	106,555
10,502	EZCORP, Inc., Class A*	116,152
9,745	Firstcash, Inc.	458,795
1,656	Green Dot Corp., Class A*	38,187
5,618	Nelnet, Inc., Class A	226,799
1,556	Nicholas Financial, Inc.*	15,747
7,665	PRA Group, Inc.*	264,749
2,553	Regional Mgmt Corp.*	55,272
18,629	SLM Corp.*	139,159
1,920	World Acceptance Corp.*	94,157

		1,578,823

Containers & Packaging (0.3%):
1,065	AEP Industries, Inc.	116,479
4,389	Greif, Inc., Class A	217,650
1,383	Greif, Inc., Class B	83,796
6,167	Myers Industries, Inc.	80,109
2,227	Silgan Holdings, Inc.^	112,664
1,431	UFP Technologies, Inc.*	37,922

		648,620

Distributors (0.4%):
12	AMCON Distributing Co.	1,092
7,236	Core Markt Holdngs Co., Inc.^	259,049
813	Educational Development Corp.	9,252
4,895	Pool Corp.	462,674
4,313	VOXX International Corp.*	12,896
2,157	Weyco Group, Inc.	57,959

		802,922

Diversified Consumer Services (0.8%):
3,469	American Public Education, Inc.*	68,721
326	Ascent Capital Group, Inc.*	7,553
9,431	Cambium Learning Group, Inc.*	51,210

Shares		Fair Value
Common Stocks, continued
Diversified Consumer Services, continued
2,216	Capella Education Co.	$128,617
13,892	Career Education Corp.*	94,327
4,005	Carriage Services, Inc.^	94,718
1,795	Collectors Universe, Inc.	33,261
2,251	DeVry Education Group, Inc.	51,908
8,270	Grand Canyon Education, Inc.*	334,025
5,298	Houghton Mifflin Harcourt Co.*	71,046
7,950	K12, Inc.*	114,083
2,382	Liberty Tax, Inc.	30,442
1,526	National American University Holdings, Inc.	3,189
9,072	Sotheby’s^	344,918
2,208	Strayer Education, Inc.*	103,069
5,156	Universal Technical Institute, Inc.	9,178
2,231	Weight Watchers International, Inc.*^	23,024

		1,563,289

Diversified Financial Services (0.1%):
2,591	Marlin Business Services, Inc.	50,214
6,056	Newstar Financial, Inc.*^	58,804
4,690	PICO Holdings, Inc.*^	55,295
2,849	Tiptree Financial, Inc., Class A	16,923

		181,236

Diversified Telecommunication Services (0.7%):
2,883	ATN International, Inc.	187,510
38,567	Cincinnati Bell, Inc.*	157,353
7,962	Cogent Communications Group, Inc.^	293,081
1,958	Consolidated Communications Holdings, Inc.	49,420
5,399	FairPoint Communications, Inc.*	81,147
7,905	General Communication, Inc., Class A*	108,694
2,168	Hawaiian Telcom Holdco, Inc.*	48,542
4,421	IDT Corp.	76,218
6,657	Inteliquent, Inc.	107,444
17,124	Iridium Communications, Inc.*^	138,876
4,669	Lumos Networks Corp.*	65,366
14,348	Orbcomm, Inc.*	147,067
1,789	Vonage Holdings Corp.*^	11,825
4,793	Windstream Holdings, Inc.^	48,170

		1,520,713

Electric Utilities (1.3%):
8,605	ALLETE, Inc.	513,030
7,320	El Paso Electric Co.	342,356
8,314	Empire District Electric Co.^	283,840
3,043	Genie Energy, Ltd., Class B	17,954
1,728	IDACORP, Inc.	135,268
5,895	MGE Energy, Inc.^	333,126
6,723	Otter Tail Power Co.^	232,549
14,051	PNM Resources, Inc.	459,749
10,146	Portland General Electric Co.	432,118

		2,749,990

Electrical Equipment (0.8%):
1,815	Allied Motion Technologies, Inc.	34,322
547	American Electric Technologies, Inc.*	1,242
4,166	AZZ, Inc.	271,914
1,985	Babcock & Wilcox Enterprises, Inc.*	32,753
4,188	Encore Wire Corp.	153,993
7,651	EnerSys	529,372
411	Espey Manufacturing & Electronics Corp.	10,386
2,200	Fuelcell Energy, Inc.*^	11,924
3,600	Generac Holdings, Inc.*^	130,680
8,265	General Cable Corp.^	123,810

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
4,871	LSI Industries, Inc.	$54,701
53	Pioneer Power Solutions, Inc.*	316
271	Powell Industries, Inc.	10,854
2,209	Power Solutions International, Inc.*	22,642
1,064	Preformed Line Products Co.	44,869
1,402	Regal-Beloit Corp.	83,405
75	Servotronics, Inc.	833
5,936	Thermon Group Holdings, Inc.*^	117,236
3,104	Ultralife Corp.*	12,726

		1,647,978

Electronic Equipment, Instruments & Components (3.3%):
2,011	ADDvantage Technologies Group, Inc.*	3,519
5,104	Anixter International, Inc.*	329,208
21,089	AVX Corp.	290,817
5,240	Badger Meter, Inc.	175,592
1,451	Belden, Inc.^	100,104
2,106	Cognex Corp.	111,323
4,332	Coherent, Inc.*	478,859
4,974	Control4 Corp.*	61,081
4,147	CUI Global, Inc.*	24,177
8,630	Daktronics, Inc.	82,330
1,365	Data I/O Corp.*	4,764
3,765	DTS, Inc.	160,163
6,222	Electro Scientific Industries, Inc.*	35,092
6,357	Fabrinet*	283,458
3,308	FARO Technologies, Inc.*	118,923
640	Frequency Electronics, Inc.*	6,726
2,274	Identiv, Inc.*	4,957
646	IEC Electronics Corp.*	3,081
11,271	II-VI, Inc.*	274,223
1,400	Insight Enterprises, Inc.*	45,570
199	IntriCon Corp.*	1,116
6,746	Itron, Inc.*	376,157
9,073	KEMET Corp.*	32,391
13,352	Knowles Corp.*^	187,596
3,940	Littlelfuse, Inc.^	507,512
2,151	LRAD Corp.	4,022
710	Mesa Labs, Inc.	81,196
7,106	Methode Electronics, Inc., Class A	248,497
604	MOCON, Inc.	9,483
2,841	MTS Systems Corp.^	130,771
2,608	Napco Security Technologies, Inc.*	18,778
6,936	Novanta, Inc.*	120,340
4,239	OSI Systems, Inc.*	277,146
3,068	PAR Technology Corp.*	16,475
4,132	Park Electrochemical Corp.	71,773
1,876	PCM, Inc.*	40,409
1,875	Perceptron, Inc.*	12,600
6,003	Plexus Corp.*	280,820
7,482	RadiSys Corp.*	39,991
1,727	RF Industries, Ltd.	3,074
5,365	Rofin-Sinar Technologies, Inc.*	172,646
3,621	Rogers Corp.*	221,171
13,037	Sanmina Corp.*	371,163
4,527	ScanSource, Inc.*	165,236
3,696	SYNNEX Corp.	421,751
1,300	Tech Data Corp.*	110,123
17,962	TTM Technologies, Inc.*^	205,665
3,996	VeriFone Systems, Inc.*	62,897
6,910	Vishay Intertechnology, Inc.^	97,362
989	Wayside Technology Group, Inc.	17,535
3,952	Wireless Telecom Group, Inc.*	6,481

		6,906,144

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services (1.3%):
483	Archrock, Inc.	$6,318
9,200	Atwood Oceanics, Inc.^	79,948
1,388	Dawson Geophysical Co.*	10,590
4,792	Diamond Offshore Drilling, Inc.^	84,387
4,888	Dril-Quip, Inc.*^	272,457
2,135	Ensco plc, Class A, ADR	18,148
4,145	Era Group, Inc.*	33,367
241	Exterran Corp.*	3,779
2,759	Fairmount Santrol Holdings, Inc.*	23,396
16,065	Forum Energy Technologies, Inc.*^	319,051
2,962	Frank’s International NV^	38,506
1,260	Geospace Technologies Corp.*	24,545
2,888	Gulf Island Fabrication, Inc.	26,570
3,020	Helix Energy Solutions Group, Inc.*	24,553
1,321	Hornbeck Offshore Services, Inc.*	7,266
5,319	Matrix Service Co.*	99,784
44,591	McDermott International, Inc.*^	223,401
16,654	Nabors Industries, Ltd.	202,513
2,488	Natural Gas Services Group*	61,180
7,013	Newpark Resources, Inc.*	51,616
10,647	Noble Corp. plc^	67,501
627	Oceaneering International, Inc.	17,249
2,525	Oil States International, Inc.*	79,714
24,893	Parker Drilling Co.*	54,018
7,220	Patterson-UTI Energy, Inc.	161,511
2,591	PHI, Inc.*	47,078
5,957	Pioneer Energy Services Corp.*	24,066
17,360	Rowan Cos. plc, Class A	263,178
6,144	RPC, Inc.*^	103,219
12,577	Superior Energy Services, Inc.	225,128
1,962	Tesco Corp.	16,010
5,900	TETRA Technologies, Inc.*	36,049
1,900	U.S. Silica Holdings, Inc.^	88,464
3,000	Unit Corp.*	55,800

		2,850,360

Food & Staples Retailing (0.6%):
5,068	Chefs’ Warehouse, Inc.*^	56,458
2,697	Ingles Markets, Inc., Class A	106,639
4,576	Natural Grocers by Vitamin Cottage, Inc.*	51,068
4,644	PriceSmart, Inc.^	388,981
200	SpartanNash Co.	5,784
40,211	Supervalu, Inc.*	200,653
384	The Andersons, Inc.	13,893
1,702	United Natural Foods, Inc.*	68,148
1,964	Village Super Market, Inc., Class A	62,868
4,877	Weis Markets, Inc.^	258,481

		1,212,973

Food Products (1.9%):
9,772	B&G Foods, Inc.	480,586
3,075	Calavo Growers, Inc.	201,197
6,381	Cal-Maine Foods, Inc.^	245,924
1,318	Coffee Holding Co., Inc.*	7,328
7,116	Darling International, Inc.*	96,137
16,696	Dean Foods Co.^	273,814
3,338	Farmer Brothers Co.*	118,666
1,933	Fresh Del Monte Produce, Inc.	115,787
122	Golden Enterprises, Inc.	1,463
3,984	Inventure Foods, Inc.*	37,450
2,940	J & J Snack Foods Corp.	350,213
3,269	Lancaster Colony Corp.	431,801
1,356	Landec Corp.*	18,184
2,855	Limoneira Co.	53,960
596	Omega Protein Corp.*	13,929
5,224	Post Holdings, Inc.*^	403,136

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products, continued
1,220	Rocky Mountain Chocolate Factory, Inc.	$12,786
3,129	Sanderson Farms, Inc.^	301,417
1,801	Seneca Foods Corp., Class A*	50,860
12	Seneca Foods Corp., Class B*	439
12,270	Snyders-Lance, Inc.^	412,027
6,753	Tootsie Roll Industries, Inc.^	248,713

		3,875,817

Gas Utilities (1.7%):
2,825	Chesapeake Utilities Corp.	172,495
1,008	Delta Natural Gas Co., Inc.	24,041
2,109	Gas Natural, Inc.	16,176
13,236	New Jersey Resources Corp.^	434,935
5,149	Northwest Natural Gas Co.	309,506
7,327	ONE Gas, Inc.	453,102
2,891	Piedmont Natural Gas Co., Inc.	173,576
79	RGC Resources, Inc.^	1,928
12,453	South Jersey Industries, Inc.	367,986
7,447	Southwest Gas Corp.	520,246
7,750	Spire, Inc.	493,985
7,290	WGL Holdings, Inc.	457,083

		3,425,059

Health Care Equipment & Supplies (3.4%):
4,119	Abaxis, Inc.	212,623
3,100	Accuray, Inc.*^	19,747
2,246	Analogic Corp.^	198,996
7,252	AngioDynamics, Inc.*	127,200
2,934	Anika Therapeutics, Inc.*	140,392
329	Atrion Corp.^	140,351
7,328	Cantel Medical Corp.	571,436
283	CONMED Corp.^	11,337
5,741	CryoLife, Inc.	100,869
4,161	Cynosure, Inc., Class A*	211,961
5,289	Derma Sciences, Inc.*	24,700
1,118	Elctromed, Inc.*	5,087
2,798	Exactech, Inc.*	75,630
11,182	Globus Medical, Inc., Class A*^	252,378
7,194	Haemonetics Corp.*	260,495
6,650	Halyard Health, Inc.*^	230,489
6,717	Hill-Rom Holdings, Inc.	416,320
2,860	ICU Medical, Inc.*	361,447
429	Inogen, Inc.*	25,697
4,562	Integer Holdings Corp.*	98,950
6,603	Integra LifeSciences Holdings Corp.*^	545,077
6,191	Invacare Corp.	69,153
2,006	IRIDEX Corp.*	29,067
249	Kewaunee Scientific CP	5,931
3,577	LeMaitre Vascular, Inc.	70,968
2,543	LivaNova plc*	152,860
8,641	Masimo Corp.*	514,053
7,819	Meridian Bioscience, Inc.	150,829
9,510	Merit Medical Systems, Inc.*	230,998
5,945	Natus Medical, Inc.*	233,579
5,417	Neogen Corp.*	303,027
7,550	NuVasive, Inc.*	503,283
1,520	Nuvectra Corp.*	10,518
1,700	OraSure Technologies, Inc.*	13,549
3,810	Orthofix International NV*	162,954
920	Quidel Corp.*	20,323
11,743	RTI Surgical, Inc.*	36,756
2,363	SeaSpine Holdings Corp.*	23,890
561	Span-America Medical System, Inc.	10,491
2,611	Surmodics, Inc.*	78,565
3,600	TransEnterix, Inc.*	6,084
754	Utah Medical Products, Inc.	45,089

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
3,061	Vascular Solutions, Inc.*	$147,632
2,727	Wright Medical Group NV*	66,893

		6,917,674

Health Care Providers & Services (2.5%):
1,932	Aac Holdings, Inc.*^	33,597
5,952	Aceto Corp.	113,028
3,936	AdCare Health Systems, Inc.*	8,266
2,250	Addus HomeCare Corp.*	58,860
6,742	Air Methods Corp.*	212,306
2,215	Alliance HealthCare Services, Inc.*	15,195
1,924	Almost Family, Inc.*	70,745
5,882	Amedisys, Inc.*^	279,042
8,488	AMN Healthcare Services, Inc.*	270,513
1,753	BioScrip, Inc.*	5,066
5,519	BioTelemetry, Inc.*	102,488
1,961	Brookdale Senior Living, Inc.*	34,219
6,359	Capital Senior Living Corp.*	106,831
2,499	Chemed Corp.	352,534
4,148	CorVel Corp.*	159,283
816	Cross Country Healthcare, Inc.*	9,612
2,780	Diplomat Pharmacy, Inc.*^	77,868
10,170	Ensign Group, Inc. (The)^	204,722
9,962	Five Star Quality Care, Inc.*	19,027
1,775	HealthEquity, Inc.*	67,184
6,560	Healthways, Inc.*	173,578
3,529	InfuSystems Holdings, Inc.*	9,705
3,100	Kindred Healthcare, Inc.	31,682
3,640	LHC Group, Inc.*	134,243
2,129	LifePoint Hospitals, Inc.*	126,101
4,504	Magellan Health Services, Inc.*	242,000
2,314	National Healthcare Corp.	152,701
2,076	National Research Corp.	33,818
680	National Research Corp., Class A	23,460
2,742	Nobilis Health Corp.*^	9,186
11,027	Owens & Minor, Inc.	382,968
5,421	PharMerica Corp.*	152,167
3,184	Providence Service Corp.*	154,838
1,080	Psychemedics Corp.	21,427
8,932	RadNet, Inc.*	66,097
23,363	Select Medical Holdings Corp.*	315,401
7,183	Surgical Care Affiliates, Inc.*^	350,243
4,021	Tenet Healthcare Corp.*	91,116
4,896	Triple-S Management Corp., Class B*	107,369
2,494	U.S. Physical Therapy, Inc.	156,374
14,436	Universal American Financial Corp.	110,435
25	USMD Holdings, Inc.*	566

		5,045,861

Health Care Technology (0.4%):
28,399	Allscripts Healthcare Solutions, Inc.*	374,015
558	Arrhythmia Research Technology, Inc.*	2,338
2,265	Computer Programs & Systems, Inc.	59,026
341	HealthStream, Inc.*	9,412
3,573	HMS Holdings Corp.*	79,213
6,087	Omnicell, Inc.*	233,132
11,363	Quality Systems, Inc.	128,629
3,415	Simulations Plus, Inc.	30,120

		915,885

Hotels, Restaurants & Leisure (3.1%):
18,341	Belmond, Ltd., Class A*	233,114
2	Biglari Holdings, Inc.*	872
4,326	BJ’s Restaurants, Inc.*	153,789
20,313	Bloomin’ Brands, Inc.	350,196
3,750	Bob Evans Farms, Inc.	143,625

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
3,066	Bravo Brio Restaurant Group, Inc.*	$14,655
1,821	Brinker International, Inc.^	91,833
2,604	Buffalo Wild Wings, Inc.*	366,487
6,311	Caesars Entertainment Corp.*^	47,017
7,247	Carrols Restaurant Group, Inc.*	95,733
4,585	Century Casinos, Inc.*	31,682
8,547	Cheesecake Factory, Inc. (The)^	427,863
2,525	Choice Hotels International, Inc.	113,827
3,007	Chuy’s Holdings, Inc.*^	84,016
11,857	ClubCorp Holdings, Inc.	171,571
1,497	Dave & Buster’s Entertainment, Inc.*^	58,652
4,785	Del Frisco’s Restaurant Group, Inc.*	64,454
1,448	del Taco Restaurants, Inc.*	17,260
13,973	Denny’s Corp.*	149,371
3,307	DineEquity, Inc.	261,881
3,712	Dover Motorsports, Inc.	9,169
1,300	El Pollo Loco Holdings, Inc.*	16,367
1,421	Famous Dave’s of America, Inc.*^	7,787
4,681	Fiesta Restaurant Group, Inc.*	112,344
378	Flanigan’s Enterprises, Inc.	8,694
1,000	International Speedway Corp., Class A	33,420
11,024	Interval Leisure Group, Inc.	189,282
406	Intrawest Resorts Holdings, Inc.*	6,585
1,968	Jack in the Box, Inc.	188,810
3,569	Jamba, Inc.*	38,973
2,889	La Quinta Holdings, Inc.*	32,299
5,681	Luby’s, Inc.*	24,371
5,219	Marriott Vacations Worldwide Corp.^	382,657
906	Nathans Famous, Inc.*	47,606
5,627	Noodles & Co.*	26,785
6,842	Papa John’s International, Inc.	539,491
3,385	Pinnacle Entertainment, Inc.*	41,771
3,983	Popeyes Louisiana Kitchen, Inc.*^	211,657
1,200	Potbelly Corp.*	14,916
2,069	RCI Hospitality Holdings, Inc.	23,856
3,993	Red Lion Hotels Corp.*	33,302
2,920	Red Robin Gourmet Burgers*	131,225
1,865	Ruby Tuesday, Inc.*	4,663
6,932	Ruth’s Hospitality Group, Inc.	97,880
12,460	SeaWorld Entertainment, Inc.^	167,961
788	Shake Shack, Inc.*	27,320
9,662	Sonic Corp.^	252,951
7,036	Speedway Motorsports, Inc.	125,663
12,286	Texas Roadhouse, Inc.	479,523
4,346	Town Sports International Holdings, Inc.*	13,429
12,944	Wendy’s Co. (The)^	139,795

		6,308,450

Household Durables (1.4%):
3,934	CalAtlantic Group, Inc.^	131,553
1,681	Cavco Industries, Inc.*	166,503
3,024	Dixie Group, Inc. (The)*	15,120
5,391	Ethan Allen Interiors, Inc.	168,577
1,000	Helen of Troy, Ltd.*	86,170
1,015	Installed Building Products, Inc.*^	36,408
4,930	iRobot Corp.*^	216,821
13,639	KB Home	219,861
1,138	Koss Corp.*	2,481
9,132	La-Z-Boy, Inc.	224,282
1,000	LGI Homes, Inc.*^	36,840
4,723	Libbey, Inc.	84,306
2,704	Lifetime Brands, Inc.	36,396
8,004	M.D.C. Holdings, Inc.	206,503
5,003	M/I Homes, Inc.*	117,921

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
6,646	Meritage Corp.*^	$230,615
723	P & F Industries, Inc., Class A	6,008
5,555	Skullcandy, Inc.*	35,219
1,301	Skyline Corp.*	17,811
3,040	Stanley Furniture Co., Inc.	5,442
6,650	Taylor Morrison Home Corp., Class A*^	117,040
488	TopBuild Corp.*	16,202
27,491	TRI Pointe Homes, Inc.*^	362,330
2,310	Tupperware Brands Corp.^	151,005
2,708	Universal Electronics, Inc.*	201,638
5,711	William Lyon Homes, Class A*^	105,939
5,830	Zagg, Inc.*^	47,223

		3,046,214

Household Products (0.4%):
1,900	Central Garden & Pet Co., Class A*	47,120
2,357	Energizer Holdings, Inc.^	117,756
17,779	HRG Group, Inc.*	279,130
1,767	Ocean Bio-Chem, Inc.	4,983
1,013	Oil-Dri Corp.	38,129
1,770	Orchids Paper Products Co.	48,197
2,327	WD-40 Co.^	261,625

		796,940

Independent Power & Renewable Electricity Producers (0.5%):
24,688	Atlantic Power Corp.	60,979
5,685	Dynegy, Inc.*^	70,437
2,200	NRG Yield, Inc., Class A	35,904
3,959	NRG Yield, Inc., Class C	67,145
8,767	Ormat Technologies, Inc.	424,410
11,048	Pattern Energy Group, Inc.^	248,470
292	Talen Energy Corp.*^	4,044
3,900	TerraForm Power, Inc., Class A	54,249

		965,638

Industrial Conglomerates (0.1%):
7,539	Raven Industries, Inc.^	173,623

Insurance (3.2%):
3,320	Allied World Assurance Co. Holdings AG	134,194
8,603	AMBAC Financial Group, Inc.*	158,209
14,970	American Equity Investment Life Holding Co.	265,418
3,057	American National Insurance Co.	372,832
3,531	Amerisafe, Inc.	207,552
4,599	Argo Group International Holdings, Ltd.	259,476
10,358	Aspen Insurance Holdings, Ltd.	482,579
180	Baldwin & Lyons, Inc., Class A	4,320
10,012	Citizens, Inc.*^	93,712
3,701	Crawford & Co.	42,006
4,636	Crawford & Co., Class A	41,492
2,891	Donegal Group, Inc., Class A	46,574
3,537	EMC Insurance Group, Inc.	95,251
6,923	Employers Holdings, Inc.	206,513
2,060	Enstar Group, Ltd.*^	338,808
3,152	FBL Financial Group, Inc., Class A^	201,633
2,805	Federated National Holding Co.	52,425
4,344	First Acceptance Corp.*	4,387
1,050	Global Indemnity plc*	31,185
5,938	Greenlight Capital Re, Ltd.*^	121,373
3,907	Hallmark Financial Services, Inc.*	40,203
2,122	HCI Group, Inc.	64,424
569	Heritage Insurance Holdings, Inc.	8,199
3,033	Independence Holding Co.	52,107
407	Investors Title Co.	40,497

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
2,200	Kemper Corp.^	$86,504
1,473	Kingstone Co., Inc.	13,596
13,277	Maiden Holdings, Ltd.	168,485
19,983	MBIA, Inc.*^	155,668
2,252	Mercury General Corp.^	123,522
4,364	National General Holdings Corp.	97,055
2,707	National Interstate Corp.	88,059
630	National Western Life Group, Inc., Class A	129,383
4,777	Onebeacon Insurance Group, Ltd.	68,216
8,320	Primerica, Inc.	441,210
9,224	ProAssurance Corp.	484,077
7,601	RLI Corp.	519,605
2,200	Selective Insurance Group, Inc.	87,692
5,641	State Auto Financial Corp.	134,312
884	State National Companies, Inc.	9,830
4,387	Stewart Information Services Corp.	195,002
204	The National Security Group, Inc.	3,631
4,299	United Insurance Holdings Co.	72,997
7,025	Universal Insurance Holdings, Inc.	177,030

		6,421,243

Internet & Direct Marketing Retail (0.5%):
5,568	1-800 Flowers.com, Inc., Class A*	51,059
2,452	Blue Nile, Inc.	84,398
3,666	CafePress, Inc.*	11,731
500	FTD Cos., Inc.*	10,285
1,916	HSN, Inc.	76,257
1,300	Lands’ End, Inc.*^	18,850
9,956	Liberty TripAdvisor Holdings, Inc., Class A*	217,539
5,809	Nutri/System, Inc.	172,469
4,500	Overstock.com, Inc.*	68,940
4,061	PetMed Express, Inc.	82,357
6,028	Shutterfly, Inc.*^	269,089
1,880	US Auto Parts Network, Inc.*	6,185

		1,069,159

Internet Software & Services (1.7%):
8,035	Actua Corp.*^	104,053
2,600	Angie’s List, Inc.*	25,766
778	Bankrate, Inc.*	6,597
3,300	Bazaarvoice, Inc.*	19,503
1,300	Blucora, Inc.*	14,560
743	Carbonite, Inc.*	11,412
4,673	Cimpress NV*	472,814
3,938	Demand Media, Inc.*	22,407
1,381	DHI Group, Inc.*	10,896
22,941	EarthLink Holdings Corp.	142,234
3,123	Envestnet, Inc.*	113,833
4,027	GrubHub, Inc.*^	173,121
6,758	GTT Communications, Inc.*	159,016
12,029	Internap Network Services Corp.*	19,848
11,399	Intralinks Holdings, Inc.*^	114,674
4,991	Inuvo, Inc.*	6,339
1,156	j2 Global, Inc.	77,001
20,076	Limelight Networks, Inc.*	37,542
1,153	Liquidity Services, Inc.*	12,960
6,655	Marchex, Inc., Class B*^	18,434
2,000	Meetme, Inc.*^	12,400
18,228	Monster Worldwide, Inc.*	65,803
11,727	NIC, Inc.	275,585
3,837	Numerex Corp., Class A*	29,852
8,938	QuinStreet, Inc.*	26,993
1,839	Qumu Corp.*	4,211
4,533	Rackspace Hosting, Inc.*	143,651
7,302	RealNetworks, Inc.*	32,567
2,319	Reis, Inc.^	47,447

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
8,596	RetailMeNot, Inc.*	$85,014
1,400	Rightside Group, Ltd.*	12,740
6,137	Shutterstock, Inc.*	390,927
5,449	Synacor, Inc.*	15,857
6,723	TechTarget*	54,187
2,980	Travelzoo, Inc.*	38,233
8,928	Tremor Video, Inc.*	14,999
1,900	Truecar, Inc.*	17,936
9,254	Web.com Group, Inc.*	159,817
6,855	WebMD Health Corp.*^	340,694
6,743	YuMe, Inc.*	26,770

		3,358,693

IT Services (2.2%):
13,666	Acxiom Corp.*	364,199
8,820	Blackhawk Network Holdings, Inc.*^	266,099
885	CACI International, Inc., Class A*	89,297
7,520	Cardtronics plc*^	335,392
368	Cartesian, Inc.*	228
2,101	Cass Information Systems, Inc.	119,022
12,401	CIBER, Inc.*	14,261
4,134	Convergys Corp.	125,756
2,851	CoreLogic, Inc.*	111,816
6,140	CSG Systems International, Inc.	253,766
758	CSP, Inc.	7,709
4,471	Datalink Corp.*	47,437
12,959	Everi Holdings, Inc.*	32,009
6,039	Exlservice Holdings, Inc.*	300,984
3,658	Forrester Research, Inc.^	142,296
6,015	Hackett Group, Inc. (The)	99,368
2,498	Innodata, Inc.*	6,145
13,312	Lionbridge Technologies, Inc.*	66,560
4,432	ManTech International Corp., Class A	167,042
10,553	ModusLink Global Solutions, Inc.*	17,307
3,093	MoneyGram International, Inc.*	21,960
1,690	NCI, Inc., Class A	19,553
8,002	NeuStar, Inc., Class A*^	212,773
7,061	Perficient, Inc.*	142,279
3,459	PFSweb, Inc.*^	30,889
7,877	Science Applications International Corp.	546,428
17,035	Servicesource International, Inc.*	83,131
719	StarTek, Inc.*	4,487
8,310	Sykes Enterprises, Inc.*	233,760
8,578	TeleTech Holdings, Inc.^	248,676
6,150	Travelport Worldwide, Ltd.	92,435
9,346	Unisys Corp.*	91,030
5,980	Virtusa Corp.*	147,586
742	WEX, Inc.*	80,203

		4,521,883

Leisure Products (0.5%):
2,626	Arctic Cat, Inc.	40,677
3,800	Callaway Golf Co.	44,118
2,916	Escalade, Inc.	37,208
2,447	JAKKS Pacific, Inc.*	21,142
1,779	Marine Products Corp.	15,958
6,427	Nautilus Group, Inc.*	146,021
8,613	Smith & Wesson Holding Corp.*^	229,020
2,827	Sturm, Ruger & Co., Inc.	163,288
9,121	Vista Outdoor, Inc.*	363,562

		1,060,994

Life Sciences Tools & Services (0.4%):
1,740	Albany Molecular Research, Inc.*^	28,727
173	Bioanalytical Systems, Inc.*	199
1,955	Bruker Corp.	44,281

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Life Sciences Tools & Services, continued
5,834	Cambrex Corp.*	$259,379
1,114	Charles River Laboratories International, Inc.*	92,841
1,773	Enzo Biochem, Inc.*	9,025
7,018	Harvard Bioscience, Inc.*	19,089
1,420	INC Research Holdings, Inc., Class A*	63,304
8,017	Luminex Corp.*	182,146
1,866	PAREXEL International Corp.*	129,594

		828,585

Machinery (4.8%):
1,737	Actuant Corp., Class A^	40,368
5,211	Albany International Corp., Class A	220,842
4,780	Altra Industrial Motion Corp.	138,477
1,200	American Railcar Industries	49,764
1,974	ARC Group Worldwide, Inc.*	7,284
806	Art’s-Way Manufacturing Co.*	2,305
4,064	Astec Industries, Inc.	243,312
9,238	Barnes Group, Inc.	374,600
1,300	Briggs & Stratton Corp.	24,245
5,532	Chart Industries, Inc.*	181,616
3,222	CIRCOR International, Inc.	191,902
1,884	CLARCOR, Inc.	122,460
407	Colfax Corp.*	12,792
4,061	Columbus McKinnon Corp.	72,448
5,999	Commercial Vehicle Group, Inc.*	34,674
1,147	Crane Co.	72,272
4,549	Douglas Dynamics, Inc.	145,295
335	Dynamic Materials Corp.	3,571
3,766	EnPro Industries, Inc.	213,984
4,657	ESCO Technologies, Inc.	216,178
10,572	Federal Signal Corp.	140,185
8,231	Franklin Electric Co., Inc.	335,084
2,463	FreightCar America, Inc.	35,418
1,765	Gencor Industries, Inc.*	21,145
4,267	Global Brass & Copper Holdings, Inc.	123,274
5,229	Gorman-Rupp Co. (The)	133,915
5,126	Greenbrier Cos, Inc.	180,948
2,648	Hardinge, Inc.	29,472
14,768	Harsco Corp.	146,646
10,601	Hillenbrand, Inc.	335,416
1,304	Hurco Cos, Inc.	36,603
2,514	Hyster-Yale Materials Handling, Inc., Class A	151,167
3,246	ITT, Inc.	116,337
5,233	John Bean Technologies Corp.	369,187
3,600	Joy Global, Inc.^	99,864
11,069	Kennametal, Inc.	321,222
143	Key Technology, Inc.*	1,546
2,094	L.B. Foster Co., Class A	25,149
1,959	Lindsay Corp.	144,927
3,228	Manitex International, Inc.*	17,786
22,663	Manitowoc Co., Inc. (The)	108,556
21,917	Manitowoc Foodservice, Inc.*^	355,494
16,775	Meritor, Inc.*	186,706
10,047	Mueller Industries, Inc.	325,724
28,391	Mueller Water Products, Inc., Class A	356,306
4,132	Navistar International Corp.*	94,581
3,826	NN, Inc.	69,825
158	Omega Flex, Inc.	6,092
1,213	OshKosh Corp.	67,928
3,838	Proto Labs, Inc.*^	229,935
4,125	RBC Bearings, Inc.*^	315,480
15,780	Rexnord Corp.*	337,850

Shares		Fair Value
Common Stocks, continued
Machinery, continued
1,819	SPX Corp.*	$36,635
745	SPX FLOW, Inc.*	23,035
2,250	Standex International Corp.	208,958
4,988	Sun Hydraulics Corp.^	160,963
1,746	Supreme Industires, Inc., Class A	33,698
466	Taylor Devices, Inc.*	9,204
3,528	Tennant Co.	228,614
17,714	Terex Corp.	450,112
800	The Exone Co.*	12,176
3,964	Timken Co.	139,295
12,067	Titan International, Inc.	122,118
8,325	TriMas Corp.*	154,928
14,073	Wabash National Corp.*^	200,400
4,350	Watts Water Technologies, Inc., Class A	282,054
1,738	Woodward, Inc.	108,590
572	WSI Industries, Inc.	2,151
3,110	Xerium Technologies, Inc.*	24,725

		9,785,813

Marine (0.2%):
1,204	Kirby Corp.*^	74,841
7,844	Matson, Inc.	312,818

		387,659

Media (1.8%):
3,904	A.H. Belo Corp., Class A	28,694
3,570	AMC Entertainment Holdings, Inc., Class A^	110,991
2,527	Ballantyne Strong, Inc.*	17,689
478	Beasley Broadcast Group, Inc., Class A	2,596
5,030	Carmike Cinemas, Inc.*	164,431
27,534	Central Eurpoean Media Enterprises*	63,604
229	Daily Journal Corp.*^	50,151
13,166	E.W. Scripps Co. (The), Class A*^	209,339
6,578	Entercom Communications Corp.	85,119
12,748	Entravision Communications Corp., Class A	97,267
624	Eros International plc*	9,560
5,016	Gannett Co., Inc.	58,386
338	Global Eagle Entertainment, Inc.*	2,809
12,378	Gray Television, Inc.*	128,236
12,577	Harte-Hanks, Inc.	20,375
3,107	Hemisphere Media Group*	39,614
2,441	Insignia Systems, Inc.*	5,736
3,193	John Wiley & Sons, Inc., Class A	164,791
11,327	Lee Enterprises, Inc.*	42,476
372	McClatchy Co., Class A*	6,000
23,524	Media General, Inc.*	433,548
6,783	Meredith Corp.^	352,648
1,796	MSG Networks, Inc., Class A*	33,424
12,512	National CineMedia, Inc.	184,177
28,260	New York Times Co. (The), Class A	337,707
5,349	Nexstar Broadcasting Group, Inc., Class A	308,691
8,158	Radio One, Inc., Class D*	24,719
4,315	Reading International, Inc., Class A*^	57,605
4,983	Regal Entertainment Group, Class A^	108,380
654	Scholastic Corp.	25,741
10,044	Sinclair Broadcast Group, Inc., Class A	290,071
860	Spanish Broadcasting System, Inc., Class A*	3,294
14,454	Time, Inc.	209,294

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
1,300	World Wrestling Entertainment, Inc., Class A	$27,690

		3,704,853

Metals & Mining (1.5%):
15,200	AK Steel Holding Corp.*	73,416
4,689	Allegheny Technologies, Inc.	84,730
2,124	Ampco-Pittsburgh Corp.	23,555
7,178	Carpenter Technology Corp.	296,164
3,100	Century Aluminum Co.*	21,545
9,200	Cliffs Natural Resources, Inc.*^	53,820
18,530	Coeur d’Alene Mines Corp.*	219,210
19,950	Commercial Metals Co.^	322,991
4,881	Compass Minerals International, Inc.^	359,730
14,656	Ferroglobe plc	132,344
1,805	Gold Resource Corp.	13,393
1,659	Handy & Harman, Ltd.*	34,905
2,509	Haynes International, Inc.	93,109
66,253	Hecla Mining Co.	377,643
1,000	Kaiser Aluminum Corp.	86,490
4,433	Materion Corp.	136,137
10,100	McEwen Mining, Inc.^	37,067
856	Ryerson Holding Corp.*	9,664
1,000	Schnitzer Steel Industries, Inc., Class A	20,900
21,462	Stillwater Mining Co.*^	286,732
2,154	SunCoke Energy, Inc.	17,275
1,789	Synalloy Corp.	16,763
846	TimkenSteel Corp.*	8,841
6,315	United States Steel Corp.^	119,101
1,458	Universal Stainless & Alloy Products, Inc.*	15,294
2,622	Worthington Industries, Inc.	125,935

		2,986,754

Multiline Retail (0.4%):
9,018	Big Lots, Inc.^	430,609
702	Dillard’s, Inc., Class A	44,233
800	Fred’s, Inc.	7,248
4,032	Gordmans Stores, Inc.*	3,508
42,760	J.C. Penney Co., Inc.*^	394,247
1,009	Tuesday Morning Corp.*	6,034

		885,879

Multi-Utilities (0.7%):
11,208	Avista Corp.	468,382
7,967	Black Hills Corp.^	487,741
8,085	NorthWestern Corp.^	465,130
2,808	Unitil Corp.	109,680

		1,530,933

Oil, Gas & Consumable Fuels (2.4%):
21,749	Abraxas Petroleum Corp.*	36,756
885	Adams Resources & Energy, Inc.	34,798
13,025	Alon USA Energy, Inc.	104,982
6,000	Approach Resources, Inc.*^	20,280
901	Barnwell Industries, Inc.*	1,487
7,145	Bill Barrett Corp.*	39,726
9,187	Callon Petroleum Co.*	144,236
4,940	Carrizo Oil & Gas, Inc.*^	200,663
18,173	Clean Energy Fuel Corp.*^	81,233
8,700	Cloud Peak Energy, Inc.*	47,328
1,914	Contango Oil & Gas Co.*	19,561
4,250	Delek US Holdings, Inc.	73,483
32,172	Denbury Resources, Inc.*	103,916
17,477	DHT Holdings, Inc.^	73,229
1,100	Dorian LPG, Ltd.*^	6,600
416	Earthstone Energy, Inc.*	3,578

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
4,363	Eclipse Resources Corp.*	$14,354
6,118	Enlink Midstream LLC	102,477
6,900	EP Energy Corp., Class A*^	30,222
14,200	Gaslog, Ltd.	206,611
1,677	Green Plains Renewable Energy, Inc.	43,937
944	Gulfport Energy Corp.*^	26,668
5,913	Hallador Energy Co.	46,594
8,200	Jones Energy, Inc., Class A*	29,192
7,803	Kosmos Energy LLC*	50,017
3,378	Laredo Petroleum Holdings, Inc.*	43,576
3,172	Matador Resources Co.*	77,206
13,281	Nordic American Tankers, Ltd.^	134,271
8,100	Oasis Petroleum, Inc.*^	92,907
5,278	Pacific Ethanol, Inc.*	36,471
3,313	Panhandle Oil & Gas, Inc., Class A^	58,077
1,648	Par Pacific Holdings, Inc.*	21,556
3,987	Parsley Energy, Inc., Class A*	133,604
13,535	PBF Energy, Inc., Class A^	306,432
6,977	PDC Energy, Inc.*	467,877
6	PrimeEnergy Corp.*	348
872	QEP Resources, Inc.	17,030
781	Range Resources Corp.	30,264
7,705	Renewable Energy Group, Inc.*	65,261
10,729	Rice Energy, Inc.*	280,134
9,978	RSP Permian, Inc.*^	386,947
30,817	Scorpio Tankers, Inc.	142,683
2,235	SemGroup Corp., Class A	79,030
13,558	Ship Finance International^	199,709
3,702	SM Energy Co.	142,823
19,083	Synergy Resources Corp.*^	132,245
1,980	Teekay Shipping Corp.	15,266
20,316	Teekay Tankers, Ltd.	51,399
382	Western Refining, Inc.	10,108
16,400	Whiting Petroleum Corp.*^	143,336
1,229	World Fuel Services Corp.	56,854
11,900	WPX Energy, Inc.*	156,961

		4,824,303

Paper & Forest Products (1.1%):
7,050	Boise Cascade Co.*	179,070
3,142	Clearwater Paper Corp.*	203,193
2,442	Deltic Timber Corp.	165,397
8,903	Domtar Corp.	330,568
17,018	KapStone Paper & Packaging Corp.	321,981
21,141	Louisiana-Pacific Corp.*	398,084
12,185	Mercer International, Inc.	103,207
2,952	Neenah Paper, Inc.	233,238
1,569	P.H. Glatfelter Co.	34,016
19,331	Resolute Forest Products*	91,436
5,248	Schweitzer-Mauduit International, Inc.	202,363

		2,262,553

Personal Products (0.6%):
15,769	Avon Products, Inc.	89,253
1,214	CCA Industries, Inc.*	3,642
5,571	Inter Parfums, Inc.	179,776
900	Lifevantage Corp.*	8,514
537	Mannatech, Inc.	9,628
2,454	Medifast, Inc.	92,737
1,387	Natural Alternatives International, Inc.*	18,225
3,757	Natures Sunshine Products, Inc.	60,112
2,817	Nu Skin Enterprises, Inc., Class A	182,485
1,924	Nutraceutical International Corp.*	60,106
7,050	Revlon, Inc.*	259,299
340	United-Guardian, Inc.	4,950

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Personal Products, continued
1,998	Usana Health Sciences, Inc.*	$276,424

		1,245,151

Pharmaceuticals (0.9%):
1,290	Akorn, Inc.*	35,165
740	Amphastar Pharmaceuticals, Inc.*	14,038
200	ANI Pharmaceuticals, Inc.*^	13,270
6,028	Catalent, Inc.*	155,764
3,415	Cumberland Pharmaceuticals, Inc.*	17,109
7,416	DepoMed, Inc.*^	185,326
8,459	Endocyte, Inc.*	26,138
1,850	Impax Laboratories, Inc.*	43,845
4,800	Innoviva, Inc.*^	52,752
2,063	Juniper Pharmaceuticals, Inc.*	11,450
6,482	Lannett Co., Inc.*^	172,227
2,617	Lipocine, Inc.*^	11,672
8,856	Medicines Co. (The)*^	334,225
8,913	Prestige Brands Holdings, Inc.*	430,230
10,064	Sciclone Pharmaceuticals, Inc.*	103,156
8,872	Sucampo Pharmaceuticals, Inc., Class A*	109,214
6,219	Supernus Pharmaceuticals, Inc.*	153,796

		1,869,377

Professional Services (1.8%):
1,888	Acacia Research Corp.	12,310
5,749	Advisory Board Co. (The)*	257,210
9,962	CBIZ, Inc.*	111,475
3,999	CDI Corp.	22,674
5,482	CEB, Inc.	298,605
490	CRA International, Inc.*	13,029
4,722	Exponent, Inc.^	241,105
3,358	Franklin Covey Co.*	59,806
7,585	FTI Consulting, Inc.*	337,987
3,469	GP Strategies Corp.*^	85,407
3,665	Heidrick & Struggles International, Inc.	67,986
10,200	Hill International, Inc.*	47,022
4,139	Huron Consulting Group, Inc.*	247,347
3,677	ICF International, Inc.*	162,965
3,772	Insperity, Inc.	273,998
1,000	Kelly Services, Inc., Class A	19,220
6,020	Kforce, Inc.	123,350
9,173	Korn/Ferry International	192,633
666	Mastech Holdings, Inc.*	5,395
5,737	Mistras Group, Inc.*	134,647
8,912	Navigant Consulting, Inc.*	180,201
9,560	On Assignment, Inc.*	346,931
7,538	Resources Connection, Inc.	112,618
11,029	RPX Corp.*	117,900
3,400	TriNet Group, Inc.*	73,542
8,247	Trueblue, Inc.*	186,877
4,212	Volt Information Sciences, Inc.*	26,746
1,576	Willdan Group, Inc.*	27,659

		3,786,645

Real Estate Management & Development (0.6%):
8,611	Alexander & Baldwin, Inc.	330,836
800	Altisource Portfolio Solutions*	25,920
395	CKX Lands, Inc.*	4,187
1,201	Consolidated-Tomoka Land Co.	61,479
6,777	Forestar Group, Inc.*^	79,359
232	FRP Holdings, Inc.*	7,208
376	Griffin Industrial Realty, Inc.	11,915
7,817	HFF, Inc., Class A	216,453
10	J.W. Mays, Inc.*	460
4,922	Kennedy-Wilson Holdings, Inc.	110,991
5,788	Marcus & Millichap, Inc.*	151,356

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
1,035	Maui Land & Pineapple Co.*	$6,790
308	Stratus Properties, Inc.*	7,515
4,276	Tejon Ranch Co.*^	103,992
266	The RMR Group, Inc., Class A	10,092
2,900	The St. Joe Co.*	53,302
256	Transcontinental Realty Investors, Inc.*	2,982

		1,184,837

Road & Rail (1.0%):
4,878	Celadon Group, Inc.	42,634
3,190	Covenant Transportation Group, Inc., Class A*	61,663
15,171	Heartland Express, Inc.^	286,428
14,096	Knight Transportation, Inc.^	404,414
6,718	Landstar System, Inc.^	457,362
1,020	Marten Transport, Ltd.	21,420
927	Providence & Worcester Railroad Co.	22,971
7,758	Roadrunner Transportation System, Inc.*	61,909
4,517	Saia, Inc.*	135,329
3,673	Swift Transportation Co.*^	78,859
4,455	Universal Truckload Services, Inc.	59,786
1,872	USA Truck, Inc.*	19,169
12,658	Werner Enterprises, Inc.^	294,552
6,083	YRC Worldwide, Inc.*	74,943

		2,021,439

Semiconductors & Semiconductor Equipment (3.7%):
6,693	Advanced Energy Industries, Inc.*	316,713
5,402	Alpha & Omega Semiconductor, Ltd.*	117,331
1,500	Ambarella, Inc.*	110,415
37,095	Amkor Technology, Inc.*^	360,563
3,097	Axcelis Technologies, Inc.*	41,128
2,342	AXT, Inc.*	12,155
2,500	Brooks Automation, Inc.	34,025
4,923	Cabot Microelectronics Corp.	260,476
1,751	Cavium, Inc.*	101,908
1,570	CEVA, Inc.*	55,060
11,314	Cirrus Logic, Inc.*	601,338
5,200	Cohu, Inc.	61,048
4,452	Cree, Inc.*^	114,505
2,305	Cypress Semiconductor Corp.	28,029
9,165	Diodes, Inc.*	195,581
4,487	DSP Group, Inc.*	53,889
21,095	Entegris, Inc.*^	367,475
9,555	Exar Corp.*	88,957
13,728	FormFactor, Inc.*^	148,949
4,679	GSI Technology, Inc.*	22,132
23,581	Integrated Device Technology, Inc.*	544,721
24,777	Intersil Corp., Class A	543,360
1,349	inTest Corp.*	5,396
6,419	IXYS Corp.	77,349
13,324	Kopin Corp.*	29,046
12,804	Kulicke & Soffa Industries, Inc.*	165,556
18,513	Lattice Semiconductor Corp.*	120,149
685	MA-COM Technology Solutions Holdings, Inc.*^	29,003
4,300	MagnaChip Semiconductor Corp.*	35,862
2,500	MaxLinear, Inc., Class A*	50,675
9,410	MKS Instruments, Inc.^	467,959
4,780	Nanometrics, Inc.*	106,785
6,621	Neophotonics Corp.*^	108,187
977	NVE Corp.^	57,584

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
6,377	PDF Solutions, Inc.*^	$115,870
13,328	Photronics, Inc.*	137,412
4,341	Power Integrations, Inc.	273,613
19,629	Rambus, Inc.*	245,363
6,462	Rudolph Technologies, Inc.*	114,636
2,449	Semtech Corp.*	67,911
740	Sevcon, Inc.*	6,549
6,811	Sigma Designs, Inc.*	53,058
6,617	Silicon Laboratories, Inc.*	389,080
586	Sunpower Corp.*^	5,227
2,647	Synaptics, Inc.*	155,061
8,750	Tessera Technologies, Inc.	336,350
4,721	Ultratech, Inc.*	108,961
7,356	Veeco Instruments, Inc.*	144,398
10,777	Xcerra Corp.*	65,309

		7,652,107

Software (2.8%):
20,054	ACI Worldwide, Inc.*^	388,647
5,151	American Software, Inc.	57,176
3,140	Aspen Technology, Inc.*	146,921
11,265	Avg Technologies NV*	281,738
2,785	Aware, Inc.*	14,761
9,555	Barracuda Networks, Inc.*	243,461
6,538	Blackbaud, Inc.	433,731
2,350	BSQUARE Corp.*	11,562
5,757	Ebix, Inc.	327,285
459	Ellie Mae, Inc.*	48,333
7,572	EPIQ Systems, Inc.	124,862
2,049	Evolving Systems, Inc.	8,913
5,060	Fair Isaac Corp.	630,426
4,113	GlobalSCAPE, Inc.	14,683
654	Globant SA*^	27,546
4,000	Glu Mobile, Inc.*	8,960
19,317	Mentor Graphics Corp.^	510,741
7,496	Monotype Imaging Holdings, Inc.	165,737
2,347	Paycom Software, Inc.*^	117,655
11,262	Pegasystems, Inc.	332,116
8,551	Progress Software Corp.*	232,587
3,092	QAD, Inc.	69,199
15	QAD, Inc., Class B	293
1,040	Qualys, Inc.*	39,718
1,655	Rosetta Stone, Inc.*	14,034
6,367	SeaChange International, Inc.*	19,037
1,807	Silver Spring Networks, Inc.*^	25,623
7,316	Synchronoss Technologies, Inc.*	301,273
4,414	Take-Two Interactive Software, Inc.*^	198,983
7,906	Telenav, Inc.*	45,301
21,703	TiVo Corp.*	422,774
7,598	VASCO Data Security International, Inc.*	133,801
1,473	Zedge, Inc., Class B*	5,038
1,895	Zix Corp.*	7,770
129,999	Zynga, Inc.*	378,297

		5,788,982

Specialty Retail (3.3%):
10,740	Aaron’s, Inc.^	273,011
3,228	Abercrombie & Fitch Co., Class A^	51,293
9,600	American Eagle Outfitters, Inc.^	171,456
1,746	America’s Car Mart, Inc.*	63,537
4,766	Asbury Automotive Group, Inc.*	265,323
28,394	Ascena Retail Group, Inc.*	158,722
7,848	Barnes & Noble Education, Inc.*	75,105
12,419	Barnes & Noble, Inc.	140,335
4,407	Big 5 Sporting Goods Corp.	60,023

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
975	Cabela’s, Inc., Class A*	$53,557
7,840	Caleres, Inc.	198,274
5,462	Cato Corp., Class A	179,645
24,195	Chico’s FAS, Inc.	287,921
3,415	Children’s Place Retail Stores, Inc. (The)^	272,756
7,062	Christopher & Banks Corp.*	10,240
3,126	Citi Trends, Inc.	62,301
7,852	Conn’s, Inc.*	81,033
3,600	CST Brands, Inc.	173,124
2,917	Destination Maternity Corp.	20,652
10,159	Destination XL Group, Inc.*^	43,988
2,933	DSW, Inc., Class A	60,068
14,595	Express, Inc.*	172,075
8,360	Finish Line, Inc. (The), Class A^	192,949
9,642	Five Below, Inc.*^	388,475
8,504	Francesca’s Holdings Corp.*	131,217
1,914	GameStop Corp., Class A^	52,807
3,784	Genesco, Inc.*^	206,077
410	GNC Holdings, Inc., Class A	8,372
744	Group 1 Automotive, Inc.	47,527
12,201	Guess?, Inc.	178,257
4,055	Haverty Furniture Cos., Inc.	81,262
5,671	hhgregg, Inc.*^	10,435
4,071	Hibbett Sports, Inc.*^	162,433
3,444	Kirkland’s, Inc.*	41,948
4,155	Lithia Motors, Inc., Class A^	396,885
3,227	Lumber Liquidators Holdings, Inc.*^	63,475
5,062	MarineMax, Inc.*^	106,049
5,762	Monro Muffler Brake, Inc.^	352,461
1,800	Murphy U.S.A., Inc.*	128,448
12,880	New York & Co.*	29,109
441	Perfumania Holdings, Inc.*	961
18,625	Pier 1 Imports, Inc.	78,970
1,537	Rent-A-Center, Inc.	19,428
8,808	Select Comfort Corp.*	190,253
8,058	Sonic Automotive, Inc., Class A	151,490
2,363	Sportsman’s Warehouse Holdings, Inc.*	24,859
8,986	Stein Mart, Inc.	57,061
3,304	Tailored Brands, Inc.	51,873
289	Tandy Leather Factory, Inc.*	2,214
7,235	The Buckle, Inc.^	173,857
9,179	The Container Store Group, Inc.*	46,079
9,338	The Tile Shop Holdings, Inc.*	154,544
2,271	Tilly’s, Inc.*	21,325
737	Trans World Entertainment Corp.*	2,543
1,884	Urban Outfitters, Inc.*	65,036
4,600	Vitamin Shoppe, Inc.*	123,510
4,901	West Marine, Inc.*	40,531
1,010	Winmark Corp.	106,575
5,963	Zumiez, Inc.*	107,334

		6,871,068

Technology Hardware, Storage & Peripherals (0.8%):
4,000	3D Systems Corp.*	71,800
1,308	Astro-Med, Inc.	19,398
7,830	Avid Technology, Inc.*	62,170
1,901	Concurrent Computer Corp.	10,456
1,414	Cray, Inc.*	33,286
8,996	Diebold, Inc.	223,011
8,656	Eastman Kodak Co.*	129,840
7,518	Electronics for Imaging, Inc.*^	367,780
8,718	Imation Corp.*	5,515
11,153	Lexmark International, Inc., Class A	445,673
1,694	NCR Corp.*	54,530

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
2,641	Stratasys, Ltd.*	$63,622
8,348	Super Micro Computer, Inc.*^	195,093
1,590	TransAct Technologies, Inc.	11,718
7,142	USA Technologies, Inc.*	40,031

		1,733,923

Textiles, Apparel & Luxury Goods (0.8%):
1,716	Cherokee, Inc.*^	17,675
9,077	Crocs, Inc.*	75,339
2,461	Culp, Inc.	73,264
4,535	Deckers Outdoor Corp.*^	270,059
7,087	G-III Apparel Group, Ltd.*^	206,586
3,355	Iconix Brand Group, Inc.*	27,243
6,118	Kate Spade & Co.*	104,801
2,944	Oxford Industries, Inc.	199,309
1,515	Rocky Brands, Inc.	16,014
7,466	Sequential Brands Group, Inc.*	59,728
11,115	Steven Madden, Ltd.*^	384,134
761	Vera Bradley, Inc.*	11,529
1,800	Vince Holding Corp.*	10,152
4,956	Wolverine World Wide, Inc.	114,137

		1,569,970

Thrifts & Mortgage Finance (2.6%):
885	ASB Bancorp, Inc.*	23,169
22,103	Astoria Financial Corp.	322,704
1,803	Atlantic Coast Financial Corp.*	11,341
9,437	Bank Mutual Corp.	72,476
4,231	BankFinancial Corp.	53,734
3,050	Bear State Financial, Inc.^	28,030
13,723	Beneficial Bancorp, Inc.^	201,865
9,767	BofI Holding, Inc.*^	218,781
1,659	BSB Bancorp, Inc.*	38,870
24,115	Capitol Federal Financial, Inc.	339,298
3,400	Charter Financial Corp.^	43,792
202	Chicopee Bancorp, Inc.	3,737
280	Citizens Community Bancorp, Inc.	3,130
5,487	Clifton Bancorp, Inc.	83,896
993	Coastway Bancorp, Inc.*	13,604
7,424	Dime Community Bancshares	124,426
1,537	ESSA Bancorp, Inc.	21,257
21,380	Everbank Financial Corp.	413,917
242	First Capital, Inc.	7,688
10,293	Flagstar Bancorp, Inc.*	285,631
574	FS Bancorp, Inc.	16,761
195	Guaranty Federal Bankshares, Inc.	3,124
681	Hamilton Bancorp, Inc.*^	9,282
245	Hingham Institution for Savings	33,933
629	HMN Financial, Inc.*	8,932
1,064	Home Bancorp, Inc.	29,792
43	Home Federal Bancorp, Inc.	1,020
4,444	HomeStreet, Inc.*	111,367
1,446	HopFed Bancorp, Inc.	16,210
869	IF Bancorp, Inc.	16,198
100	Impac Mortgage Holdings, Inc.*	1,319
8,274	Kearny Financial Corp.	112,609
390	Kentucky First Federal Bancorp	3,276
832	Lake Sunapee Bank Group	15,034
940	Malvern Bancorp, Inc.*	15,679
9,512	Meridian Bancorp, Inc.^	148,102
1,286	Meta Financial Group, Inc.	77,944
676	MSB Financial Corp.*	9,133
4,000	Nationstar Mortgage Holdings, Inc.*	59,240
1,549	NMI Holdings, Inc., Class A*	11,803
8,836	Northfield Bancorp, Inc.	142,260
14,858	Northwest Bancshares, Inc.^	233,419
1,278	Ocean Shore Holding Co.	28,947

Shares		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
4,882	Oceanfirst Financial Corp.	$94,027
198	Oconee Federal Financial Corp.	4,736
5,000	Ocwen Financial Corp.*	18,350
8,223	Oritani Financial Corp.	129,266
4,321	PennyMac Financial Services, Inc., Class A*	73,500
2,000	PHH Corp.*	28,900
1,806	Provident Financial Holdings, Inc.	35,325
3,087	Provident Financial Services, Inc.	65,537
1,683	Prudential Bancorp, Inc.	24,370
420	Riverview Bancorp, Inc.	2,260
2,613	Security National Financial Corp., Class A*	15,260
671	Severn Bancorp, Inc.*	4,362
1,709	SI Financial Group, Inc.	22,559
707	Southern Missouri Bancorp, Inc.	17,604
1,949	Territorial Bancorp, Inc.^	55,858
17,842	TrustCo Bank Corp.	126,500
25	United Community Bancorp	377
9,946	United Community Financial Corp.	70,716
8,899	United Financial Bancorp, Inc.	123,162
7,236	Walter Investment Management Corp.*^	29,378
16,252	Washington Federal, Inc.	433,602
6,983	Waterstone Financial, Inc.^	118,641
5,802	Wawlker & Dunlop, Inc.*	146,559
580	Wayne Savings Bancshares, Inc.	7,975
12	Wolverine Bancorp, Inc.	324
5,302	WSFS Financial Corp.	193,470
35	WVS Financial Corp.	445

		5,259,793

Tobacco (0.2%):
528	Universal Corp.	30,740
18,864	Vector Group, Ltd.^	406,149

		436,889

Trading Companies & Distributors (0.8%):
311	AeroCentury Corp.*	2,908
3,911	Air Lease Corp.^	111,776
6,962	Applied Industrial Technologies, Inc.	325,403
8,776	Beacon Roofing Supply, Inc.*	369,205
2,657	BMC Stock Holdings, Inc.*	47,109
4,236	CAI International, Inc.*^	35,032
424	Dxp Enterprises, Inc.*	11,953
1,463	Envirostar, Inc.	11,938
1,239	H&E Equipment Services, Inc.	20,766
1,200	Herc Holdings, Inc. Com*	40,440
5,238	Huttig Building Products, Inc.*	30,276
4,310	Kaman Corp., Class A	189,295
4,909	MRC Global, Inc.*	80,655
3,806	NOW, Inc.*^	81,563
539	Rush Enterprises, Inc.*	13,195
10,705	Textainer Group Holdings, Ltd.	80,180
4,279	Titan Machinery, Inc.*	44,502
577	TransAct Technologies, Inc.*	6,059
6,157	Triton International, Ltd.	81,211
58	Univar, Inc.*	1,267
2,875	Veritiv Corp.*	144,239
1,500	WESCO International, Inc.*	92,235

		1,821,207

Water Utilities (0.5%):
6,650	American States Water Co.	266,333
1,634	Artesian Resources Corp.^	46,634
9,055	California Water Service Group	290,575
2,211	Connecticut Water Service, Inc.^	109,953
2,985	Consolidated Water Co., Ltd.	34,686

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Water Utilities, continued
3,255	Middlesex Water Co.	$114,706
669	Pure Cycle Corp.*	3,840
3,711	SJW Corp.^	162,096
2,569	York Water Co. (The)^	76,197

		1,105,020

Wireless Telecommunication Services (0.4%):
7,288	Boingo Wireless, Inc.*	74,921
8,756	Shenandoah Telecommunications Co.^	238,251
4,387	Spok Holdings, Inc.	78,176
12,138	Telephone & Data Systems, Inc.	329,911

		721,259

Total Common Stocks (Cost $203,110,277)		204,766,032

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (19.3%):
$39,705,471	AZL DFA U.S. Small Cap Fund Securities Lending Collateral Account(a)	39,705,471

Total Securities Held as Collateral for Securities on Loan(Cost $39,705,471)		39,705,471

Unaffiliated Investment Company (0.4%):
861,215	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(b)	861,215

Total Unaffiliated Investment Company (Cost $861,215)		861,215

Total Investment Securities (Cost $243,676,963)(c) - 119.4%		245,332,718
Net other assets (liabilities) - (19.4)%		(39,846,199)

Net Assets - 100.0%		$205,486,519

Percentages indicated are based on net assets as of September 30, 2016.

ADR	-	American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2016. The total value of securities on loan as of September 30, 2016, was $39,144,601.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2016.
(b)	The rate represents the effective yield at September 30, 2016.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (8.1%):
$2,554,546	American Homes 4 Rent LLC, Class A, Series 2014-SFR3, 3.68%, 12/17/36(a)	$2,755,967
1,270,000	Chrysler Capital Auto Receivables Trust, Class B, Series 2013-BA, 1.78%, 6/17/19, Callable 11/15/17 @ 100(a)	1,275,160
2,210,000	Citibank Credit Card Issuance Trust, Class A1, Series 2014-A1, 2.88%, 1/23/23	2,340,169
1,633,969	Colony American Homes, Class A, Series 2015-1A, 1.73%, 7/17/32(a)(b)	1,635,175
2,165,000	Credit Acceptance Auto Loan Trust, Class A, Series 15-2A, 2.40%, 2/15/23, Callable 12/15/18 @ 100(a)(b)	2,174,219
1,294,390	Credit Acceptance Auto Loan Trust, Class A, Series 2014-1A, 1.55%, 10/15/21(a)	1,294,425
3,190,000	Credit Acceptance Auto Loan Trust, Class A, Series 2014-2A, 1.88%, 3/15/22(a)	3,196,147
1,855,000	Golden Credit Card Trust, Class A, Series 2015-2A, 2.02%, 4/15/22(a)	1,880,344
2,190,000	GoldenTree Loan Opportunities VII, Ltd., Class A, Series 2013-7A, 1.86%, 4/25/25(a)(b)	2,178,584
1,206,022	Navient Student Loan Trust, Class A, Series 14-CTA, 1.22%, 9/16/24(a)(b)	1,203,793
1,505,000	Navient Student Loan Trust, Class A2A, Series 2016-AA, 3.91%, 12/15/45(a)	1,577,621
2,140,000	Nextgear Floorplan Master Owner Trust, Class A, Series 2014-1A, 1.92%, 10/15/19(a)	2,134,236
2,205,000	Nomad CLO, Ltd., Class A1, Series 2013-1A, 1.88%, 1/15/25, Callable 10/15/16 @ 100(a)(b)	2,198,639
2,461,007	OneMain Financial Issuance Trust, Class A, Series 2014-2A, 2.47%, 9/18/24, Callable 10/18/16 @ 101(a)	2,466,478
1,875,000	OneMain Financial Issuance Trust, Class A, Series 2015-1A, 3.19%, 3/18/26, Callable 1/18/18 @ 101(a)	1,894,099
2,425,000	PFS Financing Corp., Class 4, Series 16-A, 1.72%, 2/18/20(a)(b)	2,429,179
2,300,000	Prestige Auto Receivables Trust, Class C, Series 2014-1A, 2.39%, 5/15/20, Callable 5/15/18 @ 100(a)	2,291,082
2,062,916	Progress Residential Trust, Class A, Series 2015-SFR2, 2.74%, 6/12/32(a)	2,089,859
1,790,000	Santander Drive Auto Receivable, Class C, Series 16-1, 3.09%, 4/15/22, Callable 6/15/19 @ 100(b)	1,836,641
1,870,000	Santander Drive Auto Receivables Trust, Class E, Series 2012-3, 5.13%, 6/15/19, Callable 12/15/16 @ 100	1,884,544
30,513	Santander Drive Auto Receivables Trust, Class C, Series 2012-6, 1.94%, 4/16/18, Callable 2/15/17 @ 100	30,524

Principal Amount		Fair Value
Asset Backed Securities, continued
$1,587,770	Santander Drive Auto Receivables Trust, Class C, Series 2013-4, 3.25%, 1/15/20, Callable 12/15/17 @ 100	$1,601,447
2,280,000	Santander Drive Auto Receivables Trust, Class A3, Series 15-4, 1.58%, 9/16/19, Callable 11/15/18 @ 100(b)	2,283,944
76,874	SLM Student Loan Trust, Class A2, Series 2004-B, 1.05%, 6/15/21(b)	76,711
979,590	SLM Student Loan Trust, Class A4, Series 2006-A, 1.04%, 12/15/23(b)	970,818
123,782	SLM Student Loan Trust, Class A1, Series 2012-A, 1.92%, 8/15/25(a)(b)	124,048
250,000	SMB Private Education Loan Trust, Class A2A, Series 16-A, 2.70%, 5/15/31(a)(b)	251,690
1,556,413	Social Professional Loan Program LLC, Class A2, Series 2015-C, 2.51%, 8/25/33(a)	1,583,584
2,190,000	Springleaf Funding Trust, Class A, Series 2015-AA, 3.16%, 11/15/24, Callable 2/15/18 @ 100(a)	2,217,153
2,120,169	Sway Residential Trust, Class A, Series 2014-1, 1.83%, 1/17/20(a)(b)	2,122,214
3,970,000	Synchrony Credit Card Master Note Trust, Class A, Series 2015-1, 2.37%, 3/15/23	4,078,255
2,270,000	Synchrony Credit Card Master Note Trust, Class A, Series 2016-2, 2.21%, 5/15/24	2,314,860
2,395,000	World Financial Network Credit Card Master Trust, Class A, Series 2015-B, 2.55%, 6/17/24	2,479,149

Total Asset Backed Securities (Cost $60,024,169)		60,870,758

Collateralized Mortgage Obligations (5.3%):
952,314	Banc of America Commercial Mortgage, Inc., Class A1A, Series 2007-3, 5.72%, 6/10/49(b)	966,437
33,598	Banc of America Large Loan, Class A4B, Series 2010-UB4, 5.11%, 12/20/41(a)(b)(c)	33,598
2,528,013	Bear Stearns Commercial Mortgage Securities, Inc., Class A1A, Series 2007-PW15, 5.32%, 2/11/44	2,548,630
625,000	Bear Stearns Commercial Mortgage Securities, Inc., Class AM, Series 2007-PW16, 5.91%, 6/1/40(b)	639,882
2,540,000	BHMS Mortgage Trust, Class AFL, Series 2014-ATLS, 2.02%, 7/5/33(a)(b)	2,532,456
21,095,381	Citigroup Commercial Mortgage Trust, Class XA, Series 2015-P1, 0.94%, 9/15/48(b)	1,131,227
1,871,959	Commercial Mortgage Loan Trust, Class A1A, Series 2008-LS1, 6.30%, 12/10/49(b)	1,937,036
590,000	Commercial Mortgage Pass-Through Certificates, Class AM, Series 2006-C8, 5.35%, 12/10/16	592,369
26,668,946	Commercial Mortgage Trust, Class XA, Series 2015-CCRE23, 1.15%, 5/10/48(b)	1,528,408

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$1,510,000	Commercial Mortgage Trust, Class C, Series 2014-CR17, 4.90%, 5/10/47(b)	$1,633,378
1,975,000	Commercial Mortgage Trust, Class A, Series 2014-TWC, 1.38%, 2/13/32(a)(b)	1,970,515
855,000	Credit Suisse Commercial Mortgage Trust, Class AM, Series 2006-C5, 5.34%, 12/15/39	855,194
140,547	DBRR Trust, Class A, Series 2013-EZ3, 1.64%, 12/18/49(a)(b)	140,498
3,562,054	GAHR Commercial Mortgage Trust, Class AFL1, Series 2015-NRF, 1.82%, 12/15/16(a)(b)	3,570,911
4,435,690	GS Mortgage Securities Trust, Class XA, Series 2013-GC10, 1.75%, 2/10/46(b)	337,262
1,100,000	GS Mortgage Securities Trust, Class A, Series 2012-SHOP, 2.93%, 6/5/31(a)	1,130,433
1,500,000	Hilton USA Trust, Class AFX, Series 2013-HLT, 2.66%, 11/5/30(a)	1,499,735
955,000	JPMorgan Chase Commercial Mortgage, Class A, Series 2016-NINE, 2.85%, 10/6/38(a)(b)	980,187
584,644	JPMorgan Chase Commercial Mortgage Securities Corp., Class A, Series 2012-WLDN, 3.91%, 5/5/30(a)	629,422
1,200,000	LB Commercial Conduit Mortgage Trust, Class AM, Series 2007-C3, 6.11%, 7/15/44(b)	1,226,434
1,404,881	Merrill Lynch Mortgage Trust, Class A1A, Series 2007-C1, 6.01%, 6/12/50(b)	1,428,721
1,300,000	Morgan Stanley Baml Trust, Class A3, Series 2015-C24, 3.48%, 8/15/47	1,397,183
620,886	Morgan Stanley Capital I Trust, Class A1A, Series 2007-IQ13, 5.31%, 3/15/44	625,664
1,740,000	Morgan Stanley Capital I Trust, Class A, Series 2014-MP, 3.47%, 8/11/29(a)	1,838,967
164,987	Morgan Stanley Re-REMIC Trust, Class A, Series 2012-XA, 2.00%, 7/28/49(a)	164,266
492,342	RBSCF Trust, Class WBTA, Series 2010-RR3, 6.16%, 4/16/17(a)(b)	491,720
1,220,000	SFAVE Commercial Mortgage Securities Trust, Class A2A, Series 2015-5AVE, 3.66%, 1/5/35(a)(b)	1,274,831
125,000	SG Commercial Mortgage Securities Trust, Class A4, Series 2016-C5, 3.06%, 10/10/48	129,781
1,315,000	Smb Private Education Loan Trust, Class A2B, Series 14-A, 1.67%, 5/15/26(a)(b)	1,321,628
336,000	Smb Private Education Loan Trust, Class A2A, Series 16-B, 2.43%, 2/17/32(a)(b)	340,155

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$120,000	Social Professional Loan Program, Class A2B, Series 16-D, 2.34%, 4/25/33(a)	$119,983
44,193	STRIPS, Class A, Series 2012-1A, 1.50%, 12/25/44(a)(c)	44,193
170,000	Waldorf Astoria Boca Raton Trust, Class A, Series 2016-BOCA, 1.86%, 6/15/29(a)(b)	170,018
1,635,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2015-NXS4, 3.72%, 12/15/48	1,780,259
17,952,586	WF-RBS Commercial Mortgage Trust, Class XA, Series 2014-C20, 1.34%, 5/15/47(b)	1,052,686
2,020,000	World Financial Network Credit Card Master Trust, Class A, Series 2016-A, 2.03%, 4/15/25	2,035,392

Total Collateralized Mortgage Obligations (Cost $41,254,407)		40,099,459

Corporate Bonds (19.2%):
Aerospace & Defense (0.4%):
580,000	Aviation Capital Group Corp., 2.88%, 9/17/18, Callable 8/17/18 @ 100(a)	587,250
95,000	BAE Systems plc, 3.85%, 12/15/25, Callable 9/15/25 @ 100(a)	101,020
80,000	Boeing Co. (The), 3.30%, 3/1/35, Callable 9/1/34 @ 100	81,338
40,000	Boeing Co. (The), 3.50%, 3/1/45, Callable 9/1/44 @ 100	40,902
90,000	General Dynamics Corp., 2.13%, 8/15/26, Callable 5/15/26 @ 100	88,555
25,000	Lockheed Martin Corp., 3.10%, 1/15/23, Callable 11/15/22 @ 100^	26,364
75,000	Lockheed Martin Corp., 3.55%, 1/15/26, Callable 10/15/25 @ 100	81,044
185,000	Lockheed Martin Corp., 3.60%, 3/1/35, Callable 9/1/34 @ 100	189,627
344,000	Lockheed Martin Corp., 4.50%, 5/15/36, Callable 11/15/35 @ 100	391,454
310,000	Northrop Grumman Corp., 3.25%, 8/1/23^	331,253
1,154,000	United Technologies Corp., 1.78%, 5/4/18(b)	1,160,289

		3,079,096

Air Freight & Logistics (0.1%):
500,000	FedEx Corp., 3.88%, 8/1/42	504,889

Airlines (0.2%):
663,383	American Airlines 15-1, Series A, 3.38%, 5/1/27	679,968
585,808	American Airlines Pass Through Trust, Class AA, Series 2015-2, 3.60%, 3/22/29	621,659

		1,301,627

Auto Components (0.0%):
50,000	Delphi Corp., 4.15%, 3/15/24, Callable 12/15/23 @ 100	53,674

Banks (3.3%):
403,000	Bank of America Corp., 2.00%, 1/11/18, MTN	404,855
1,065,000	Bank of America Corp., 1.94%, 3/22/18, MTN^(b)	1,073,033
500,000	Bank of America Corp., 5.65%, 5/1/18, MTN^	530,384

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$311,000	Bank of America Corp., 1.95%, 5/12/18, MTN	$312,723
747,000	Bank of America Corp., 2.60%, 1/15/19	761,579
766,000	Bank of America Corp., Series L, 2.25%, 4/21/20, MTN	771,274
370,000	Bank of America Corp., 3.30%, 1/11/23, MTN	383,012
585,000	Bank of America Corp., 4.00%, 1/22/25, MTN	606,286
1,020,000	Bank of America Corp., Series L, 3.95%, 4/21/25^	1,055,906
1,538,000	Bank of America Corp., 3.88%, 8/1/25, MTN	1,643,072
306,000	Bank of America Corp., Series G, 4.45%, 3/3/26	328,401
210,000	Bank of America Corp., Series G, 3.50%, 4/19/26	218,234
284,000	Branch Banking & Trust, 3.63%, 9/16/25, Callable 8/16/25 @ 100	304,612
2,580,000	Citigroup, Inc., 1.80%, 2/5/18	2,586,503
250,000	Citizens Bank NA/RI, 2.55%, 5/13/21, Callable 4/13/21 @ 100	254,450
40,000	Citizens Financial Group, Inc., 2.38%, 7/28/21, Callable 6/28/21 @ 100^	40,140
206,000	Fifth Third Bank, 2.15%, 8/20/18, Callable 7/20/18 @ 100	208,656
1,306,000	HSBC USA, Inc., 1.70%, 3/5/18	1,308,677
1,660,000	HSBC USA, Inc., 2.35%, 3/5/20	1,674,414
1,095,000	JPMorgan Chase & Co., 2.20%, 10/22/19^	1,112,171
20,000	JPMorgan Chase & Co., 2.75%, 6/23/20, Callable 5/23/20 @ 100^	20,581
125,000	JPMorgan Chase & Co., 4.50%, 1/24/22	138,414
450,000	JPMorgan Chase & Co., 2.70%, 5/18/23, Callable 3/18/23 @ 100	454,642
691,000	JPMorgan Chase & Co., 3.90%, 7/15/25, Callable 4/15/25 @ 100	745,118
630,000	JPMorgan Chase & Co., 3.20%, 6/15/26, Callable 3/15/26 @ 100^	646,568
2,030,000	JPMorgan Chase & Co., 2.95%, 10/1/26, Callable 7/1/26 @ 100	2,035,312
963,000	JPMorgan Chase & Co., 4.25%, 10/1/27^	1,033,241
430,000	JPMorgan Chase & Co., Series Z, 5.30%, 12/31/49, Callable 5/1/20 @ 100^(b)	435,913
157,000	JPMorgan Chase Capital XXIII, 1.82%, 5/15/47, Callable 11/7/16 @ 100(b)	118,928
200,000	KeyCorp, 2.90%, 9/15/20	207,626
142,000	Merrill Lynch & Co., 6.88%, 4/25/18, MTN	153,198
460,000	Santander Holdings USA, Inc., 2.70%, 5/24/19, Callable 4/24/19 @ 100	465,744
265,000	Santander Holdings USA, Inc., 2.65%, 4/17/20, Callable 3/17/20 @ 100	266,593
330,000	Santander Holdings USA, Inc., 4.50%, 7/17/25, Callable 4/17/25 @ 100	343,683
128,000	Wachovia Corp., 5.50%, 8/1/35	149,001

Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$514,000	Wells Fargo & Co., Series G, 2.60%, 7/22/20	$524,429
320,000	Wells Fargo & Co., 2.10%, 7/26/21	318,904
305,000	Wells Fargo & Co., Series G, 4.30%, 7/22/27	328,710
376,000	Wells Fargo & Co., 3.90%, 5/1/45^	386,836
175,000	Wells Fargo & Co., Series G, 4.90%, 11/17/45	192,677
680,000	Wells Fargo & Co., 4.40%, 6/14/46, MTN	692,273
480,000	Wells Fargo & Co., 5.87%, 12/31/49, Callable 6/15/25 @ 100^(b)	520,800

		25,757,573

Beverages (0.4%):
310,000	Anheuser-Busch InBev NV, 2.65%, 2/1/21, Callable 1/1/21 @ 100	319,888
461,000	Anheuser-Busch InBev NV, 3.30%, 2/1/23, Callable 12/1/22 @ 100	486,590
525,000	Anheuser-Busch InBev NV, 3.65%, 2/1/26, Callable 11/1/25 @ 100	563,850
290,000	Anheuser-Busch InBev NV, 4.70%, 2/1/36, Callable 8/1/35 @ 100	333,434
730,000	Anheuser-Busch InBev NV, 4.90%, 2/1/46, Callable 8/1/45 @ 100	868,540
120,000	Molson Coors Brewing Co., 3.00%, 7/15/26, Callable 4/15/26 @ 100	120,831
90,000	Molson Coors Brewing Co., 4.20%, 7/15/46, Callable 1/15/46 @ 100	93,775

		2,786,908

Biotechnology (0.5%):
120,000	Abbvie, Inc., 4.70%, 5/14/45, Callable 11/14/44 @ 100	129,214
130,000	AbbVie, Inc., 4.30%, 5/14/36, Callable 11/14/35 @ 100^	134,909
389,000	AbbVie, Inc., 4.40%, 11/6/42	404,772
450,000	Amgen, Inc., 3.63%, 5/15/22, Callable 2/15/22 @ 100	483,158
140,000	Amgen, Inc., 2.60%, 8/19/26, Callable 5/19/26 @ 100	137,307
254,000	Amgen, Inc., 4.56%, 6/15/48, Callable 12/15/47 @ 100(a)	271,139
202,000	Amgen, Inc., 4.66%, 6/15/51, Callable 12/15/50 @ 100^(a)	215,897
220,000	Baxalta, Inc., 2.88%, 6/23/20, Callable 5/23/20 @ 100^	225,608
319,000	Baxalta, Inc., 4.00%, 6/23/25, Callable 3/23/25 @ 100	340,458
90,000	Baxalta, Inc., 5.25%, 6/23/45, Callable 12/23/44 @ 100^	106,476
200,000	Biogen, Inc., 3.63%, 9/15/22^	214,219
60,000	Biogen, Inc., 5.20%, 9/15/45, Callable 3/15/45 @ 100	70,575
50,000	Gilead Sciences, Inc., 2.50%, 9/1/23, Callable 7/1/23 @ 100^	50,530
230,000	Gilead Sciences, Inc., 4.80%, 4/1/44, Callable 10/1/43 @ 100	256,683
204,000	Gilead Sciences, Inc., 4.75%, 3/1/46, Callable 9/1/45 @ 100	227,981
265,000	Gilead Sciences, Inc., 4.15%, 3/1/47, Callable 9/1/46 @ 100	270,854

		3,539,780

Capital Markets (1.7%):
140,000	Ameriprise Financial, Inc., 2.88%, 9/15/26, Callable 6/15/26 @ 100	140,330

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$175,000	Bank of New York Mellon Corp. (The), 2.05%, 5/3/21, Callable 4/3/21 @ 100, MTN	$176,186
205,000	Bank of New York Mellon Corp. (The), Series G, 3.00%, 2/24/25, Callable 1/24/25 @ 100	213,314
135,000	Bank of New York Mellon Corp. (The), 2.80%, 5/4/26, Callable 2/4/26 @ 100	138,548
440,000	Bank of New York Mellon Corp. (The), 4.62%, 12/29/49, Callable 9/20/26 @ 100(b)	433,400
453,000	Bank of New York Mellon Corp. (The), Series E, 4.95%, 12/29/49, Callable 6/20/20 @ 100(b)	462,102
1,135,000	Goldman Sachs Group, Inc. (The), 2.38%, 1/22/18^	1,147,544
562,000	Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18^	575,315
610,000	Goldman Sachs Group, Inc. (The), 2.60%, 4/23/20, Callable 3/23/20 @ 100^	619,978
335,000	Goldman Sachs Group, Inc. (The), 3.75%, 5/22/25, Callable 2/22/25 @ 100^	351,773
330,000	Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25^	347,290
215,000	Goldman Sachs Group, Inc. (The), 3.75%, 2/25/26, Callable 11/25/25 @ 100^	225,756
360,000	Goldman Sachs Group, Inc. (The), 4.80%, 7/8/44, Callable 1/8/44 @ 100	404,895
685,000	Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45^	747,002
150,000	Goldman Sachs Group, Inc. (The), 4.75%, 10/21/45, Callable 4/21/45 @ 100	168,338
706,000	Morgan Stanley, 1.88%, 1/5/18	708,883
414,000	Morgan Stanley, 2.13%, 4/25/18^	417,480
1,460,000	Morgan Stanley, 2.80%, 6/16/20^	1,497,766
205,000	Morgan Stanley, 2.50%, 4/21/21	207,563
1,005,000	Morgan Stanley, 3.75%, 2/25/23	1,067,402
603,000	Morgan Stanley, Series G, 3.88%, 1/27/26	640,194
485,000	Morgan Stanley, 3.13%, 7/27/26, MTN	487,900
323,000	Morgan Stanley, 3.95%, 4/23/27	335,484
70,000	Northern Trust Corp., 4.60%, 12/29/49, Callable 10/1/26 @ 100^(b)	71,138
355,000	State Street Corp., 2.55%, 8/18/20	368,174
369,000	State Street Corp., Series F, 5.25%, 12/31/49, Callable 9/15/20 @ 100^(b)	388,373
236,491	SteelRiver Transmission Co. LLC, 4.71%, 6/30/17(a)	239,201

		12,581,329

Chemicals (0.3%):
310,000	CF Industries Holdings, Inc., 3.45%, 6/1/23^	312,332
250,000	CF Industries Holdings, Inc., 5.15%, 3/15/34	251,818
260,000	CF Industries Holdings, Inc., 5.38%, 3/15/44^	256,705
49,000	Dow Chemical Co. (The), 4.38%, 11/15/42, Callable 5/15/42 @ 100	49,882

Principal Amount		Fair Value
Corporate Bonds, continued
Chemicals, continued
$277,000	Eastman Chemical Co., 2.40%, 6/1/17	$278,980
410,000	Eastman Chemical Co., 2.70%, 1/15/20, Callable 12/15/19 @ 100	420,556
70,000	Eastman Chemical Co., 4.65%, 10/15/44, Callable 4/15/44 @ 100	71,417
160,000	LyondellBasell Idustries NV, 4.88%, 3/15/44, Callable 9/15/43 @ 100	172,845
199,000	Monsanto Co., 3.38%, 7/15/24, Callable 4/15/24 @ 100^	206,211
90,000	Monsanto Co., 4.40%, 7/15/44, Callable 1/15/44 @ 100	93,217

		2,113,963

Commercial Services & Supplies (0.1%):
535,000	Republic Services, Inc., 3.20%, 3/15/25, Callable 12/15/24 @ 100	559,954
45,000	Republic Services, Inc., 2.90%, 7/1/26, Callable 4/1/26 @ 100	45,623

		605,577

Communications Equipment (0.2%):
600,000	Cisco Systems, Inc., 2.20%, 2/28/21	613,910
135,000	Harris Corp., 2.70%, 4/27/20, Callable 3/27/20 @ 100^	137,523
340,000	Harris Corp., 4.85%, 4/27/35, Callable 10/27/34 @ 100	373,481
273,000	Harris Corp., 5.05%, 4/27/45, Callable 10/27/44 @ 100^	312,658
50,000	Juniper Networks, Inc., 4.35%, 6/15/25, Callable 3/15/25 @ 100	52,121

		1,489,693

Consumer Finance (1.1%):
290,000	Capital One Bank USA NA, 1.30%, 6/5/17, Callable 5/5/17 @ 100	289,959
500,000	Capital One Financial Corp., 3.20%, 2/5/25, Callable 1/5/25 @ 100	509,688
365,000	Capital One Financial Corp., 4.20%, 10/29/25, Callable 9/29/25 @ 100^	380,802
805,000	Capital One Financial Corp., 3.75%, 7/28/26, Callable 6/28/26 @ 100	807,853
1,185,000	Capital One NA, Series BKNT, 1.65%, 2/5/18, Callable 1/5/18 @ 100	1,186,388
545,000	Capital One NA, 2.95%, 7/23/21, Callable 6/23/21 @ 100^	559,572
455,000	Discover Bank, 2.60%, 11/13/18, Callable 10/12/18 @ 100	461,828
330,000	Discover Bank, Series BKNT, 3.10%, 6/4/20, Callable 5/4/20 @ 100^	339,485
605,000	Discover Bank, 3.45%, 7/27/26, Callable 4/27/26 @ 100^	608,533
1,045,000	Ford Motor Credit Co. LLC, 1.72%, 12/6/17	1,045,981
950,000	Ford Motor Credit Co. LLC, 2.94%, 1/8/19	972,983
220,000	Hyundai Capital America, 2.40%, 10/30/18(a)	223,056
95,000	Hyundai Capital America, 2.50%, 3/18/19(a)	96,600
620,000	Hyundai Capital America, 3.00%, 10/30/20(a)	642,478
125,000	Synchrony Financial, 2.70%, 2/3/20, Callable 1/3/20 @ 100	126,567
85,000	Synchrony Financial, 4.50%, 7/23/25, Callable 4/24/25 @ 100	89,824

		8,341,597

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Containers & Packaging (0.2%):
$50,000	Bemis Co., Inc., 3.10%, 9/15/26, Callable 6/15/26 @ 100	$50,365
821,000	International Paper Co., 3.65%, 6/15/24, Callable 3/15/24 @ 100^	863,547
191,000	International Paper Co., 4.80%, 6/15/44, Callable 12/15/43 @ 100	201,605
370,000	WestRock MWV LLC, 8.20%, 1/15/30	504,516
110,000	WestRock RKT Co., 4.90%, 3/1/22	123,604

		1,743,637

Diversified Consumer Services (0.1%):
145,000	California Institute of Technology, 4.32%, 8/1/45	171,840
360,000	Massachusetts Institute of Technology, 4.68%, 7/1/14	423,126

		594,966

Diversified Financial Services (0.2%):
135,000	Berkshire Hathaway, Inc., 2.75%, 3/15/23, Callable 1/15/23 @ 100	140,290
95,000	Berkshire Hathaway, Inc., 3.13%, 3/15/26, Callable 12/15/25 @ 100	99,851
1,090,000	Daimler Finance NA LLC, 1.88%, 1/11/18(a)	1,096,391

		1,336,532

Diversified Telecommunication Services (1.4%):
316,000	AT&T, Inc., 2.38%, 11/27/18^	321,950
317,000	AT&T, Inc., 2.30%, 3/11/19	322,321
720,000	AT&T, Inc., 2.45%, 6/30/20, Callable 5/30/20 @ 100	733,302
665,000	AT&T, Inc., 3.00%, 6/30/22, Callable 4/30/22 @ 100	683,692
3,000,000	AT&T, Inc., 3.40%, 11/27/22(a)(d)	2,474,200
150,000	AT&T, Inc., 4.45%, 4/1/24, Callable 1/1/24 @ 100	164,873
185,000	AT&T, Inc., 3.95%, 1/15/25, Callable 10/15/24 @ 100	196,379
170,000	AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100	178,617
122,000	AT&T, Inc., 5.35%, 9/1/40	136,659
310,000	AT&T, Inc., 4.75%, 5/15/46, Callable 11/15/45 @ 100	324,401
250,000	Verizon Communications, Inc., 2.63%, 2/21/20	257,103
447,000	Verizon Communications, Inc., 3.45%, 3/15/21^	476,274
192,000	Verizon Communications, Inc., 2.45%, 11/1/22, Callable 8/1/22 @ 100	194,995
1,195,000	Verizon Communications, Inc., 5.15%, 9/15/23	1,392,088
1,568,000	Verizon Communications, Inc., 4.40%, 11/1/34, Callable 5/1/34 @ 100	1,659,159
250,000	Verizon Communications, Inc., 4.13%, 8/15/46, Callable 2/15/46 @ 100	250,069
525,000	Verizon Communications, Inc., 5.01%, 8/21/54	579,726

		10,345,808

Electric Utilities (1.1%):
220,000	Carolina Power & Light Co., 5.70%, 4/1/35	281,344
430,000	Carolina Power & Light Co., 4.10%, 3/15/43, Callable 9/15/42 @ 100	466,957

Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities, continued
$555,000	Duke Energy Carolinas LLC, 3.75%, 6/1/45, Callable 12/1/44 @ 100	$578,928
45,000	Emera U.S. Finance LP, 2.15%, 6/15/19(a)	45,492
67,000	Emera U.S. Finance LP, 3.55%, 6/15/26, Callable 3/15/26 @ 100^(a)	69,439
60,000	Emera U.S. Finance LP, 4.75%, 6/15/46, Callable 12/15/45 @ 100^(a)	64,395
105,000	Entergy Corp., 2.95%, 9/1/26, Callable 6/1/26 @ 100	105,171
135,000	Exelon Corp., 2.85%, 6/15/20, Callable 5/15/20 @ 100	139,980
15,000	Exelon Corp., 2.45%, 4/15/21, Callable 3/15/21 @ 100	15,300
35,000	Exelon Corp., 3.40%, 4/15/26, Callable 1/15/26 @ 100	36,429
92,000	Exelon Corp., 4.95%, 6/15/35, Callable 12/15/34 @ 100^	104,297
163,000	Exelon Corp., 5.63%, 6/15/35	194,765
65,000	Florida Power & Light Co., 5.95%, 2/1/38	89,272
845,000	Florida Power Corp., 6.40%, 6/15/38	1,195,624
40,000	MidAmerican Energy Holdings Co., 5.95%, 5/15/37	51,811
450,000	MidAmerican Energy Holdings Co., 6.50%, 9/15/37	618,815
619,000	PacifiCorp, 5.65%, 7/15/18	666,790
395,000	PacifiCorp, 5.75%, 4/1/37	517,239
630,000	PacifiCorp, 4.10%, 2/1/42, Callable 8/1/41 @ 100	690,613
350,000	PPL Capital Funding, Inc., 5.00%, 3/15/44, Callable 9/15/43 @ 100	394,481
350,000	Progress Energy Carolinas, Inc., 5.30%, 1/15/19	382,062
220,000	Southern California Edison Co., Series 06-E, 5.55%, 1/15/37	283,864
600,000	Southwestern Public Service Co., 3.30%, 6/15/24, Callable 12/15/23 @ 100	637,505
75,000	Virginia Electric & Power Co., Series A, 3.15%, 1/15/26, Callable 10/15/25 @ 100	79,293
185,000	Virginia Electric & Power Co., Series A, 6.00%, 5/15/37^	246,489
25,000	Virginia Electric & Power Co., 6.35%, 11/30/37	34,588
200,000	Virginia Electric & Power Co., 4.00%, 1/15/43, Callable 7/15/42 @ 100	214,964
375,000	Virginia Electric & Power Co., Series B, 4.20%, 5/15/45, Callable 11/15/44 @ 100^	418,329

		8,624,236

Electrical Equipment (0.2%):
840,000	Eaton Corp., 1.50%, 11/2/17	842,087
255,000	Eaton Corp., 4.00%, 11/2/32	273,120
360,000	Eaton Corp., 4.15%, 11/2/42	384,350

		1,499,557

Electronic Equipment, Instruments & Components (0.0%):
40,000	Avnet, Inc., 4.63%, 4/15/26, Callable 1/15/26 @ 100	41,412

Energy Equipment & Services (0.0%):
85,000	Halliburton Co., 3.80%, 11/15/25, Callable 8/15/25 @ 100^	87,878

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Energy Equipment & Services, continued
$263,000	Halliburton Co., 5.00%, 11/15/45, Callable 5/15/45 @ 100	$287,066

		374,944

Equity Real Estate Investment Trusts (0.3%):
424,000	American Tower Corp., 3.30%, 2/15/21, Callable 1/15/21 @ 100	443,243
141,000	American Tower Corp., 4.00%, 6/1/25, Callable 3/1/25 @ 100	150,821
424,000	American Tower Corp., 4.40%, 2/15/26, Callable 11/15/25 @ 100	464,397
150,000	Boston Properties, LP, 2.75%, 10/1/26, Callable 7/1/26 @ 100	147,758
357,000	CC Holdings GS V LLC, 3.85%, 4/15/23^	381,843
25,000	Crown Castle International Corp., 3.40%, 2/15/21, Callable 1/15/21 @ 100	26,164
175,000	Crown Castle International Corp., 2.25%, 9/1/21, Callable 8/1/21 @ 100	174,858
35,000	Crown Castle International Corp., 3.70%, 6/15/26, Callable 3/15/26 @ 100^	36,519
535,000	Crown Castle Towers LLC, 6.11%, 1/15/20, Callable 7/15/19 @ 100(a)	592,913

		2,418,516

Food & Staples Retailing (0.4%):
130,000	CVS Health Corp., 5.30%, 12/5/43, Callable 6/5/43 @ 100	161,195
485,000	CVS Health Corp., 5.13%, 7/20/45, Callable 1/20/45 @ 100	593,468
95,000	Walgreens Boots Alliance, Inc., 2.60%, 6/1/21, Callable 5/1/21 @ 100	97,220
45,000	Walgreens Boots Alliance, Inc., 3.10%, 6/1/23, Callable 4/1/23 @ 100^	46,415
690,000	Walgreens Boots Alliance, Inc., 3.45%, 6/1/26, Callable 3/1/26 @ 100^	716,300
220,000	Walgreens Boots Alliance, Inc., 4.80%, 11/18/44, Callable 5/18/44 @ 100	242,517
140,000	Walgreens Boots Alliance, Inc., 4.65%, 6/1/46, Callable 12/1/45 @ 100	151,780
199,000	Wal-Mart Stores, Inc., 6.50%, 8/15/37	293,438
305,000	Wal-Mart Stores, Inc., 4.00%, 4/11/43, Callable 10/11/42 @ 100	340,152
51,000	Wal-Mart Stores, Inc., 4.30%, 4/22/44, Callable 10/22/43 @ 100^	59,910

		2,702,395

Food Products (0.1%):
110,000	Kraft Heinz Foods Co., 3.00%, 6/1/26, Callable 3/1/26 @ 100	110,878
280,000	Kraft Heinz Foods Co., 4.38%, 6/1/46, Callable 12/1/45 @ 100	296,247

		407,125

Health Care Equipment & Supplies (0.4%):
170,000	Becton, Dickinson & Co., 1.80%, 12/15/17	170,774
125,000	Becton, Dickinson & Co., 2.68%, 12/15/19	129,089
270,000	Becton, Dickinson & Co., 3.88%, 5/15/24, Callable 2/15/24 @ 100	292,642

Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Equipment & Supplies, continued
$180,000	Becton, Dickinson & Co., 3.73%, 12/15/24, Callable 9/15/24 @ 100	$195,212
205,000	Boston Scientific Corp., 3.85%, 5/15/25^	218,137
455,000	Medtronic, Inc., 3.63%, 3/15/24, Callable 12/15/23 @ 100	494,872
825,000	Medtronic, Inc., 4.63%, 3/15/45	969,365
35,000	St Jude Medical, Inc., 3.88%, 9/15/25, Callable 6/15/25 @ 100	37,304
41,000	St Jude Medical, Inc., 4.75%, 4/15/43, Callable 10/15/42 @ 100	43,146
50,000	Stryker Corp., 3.50%, 3/15/26, Callable 12/15/25 @ 100^	52,967
85,000	Stryker Corp., 4.63%, 3/15/46, Callable 9/15/45 @ 100^	95,339

		2,698,847

Health Care Providers & Services (0.5%):
135,000	Aetna, Inc., 1.90%, 6/7/19	136,239
185,000	Aetna, Inc., 2.75%, 11/15/22, Callable 8/15/22 @ 100	189,649
105,000	Aetna, Inc., 3.50%, 11/15/24, Callable 8/15/24 @ 100	110,945
380,000	Aetna, Inc., 4.13%, 11/15/42, Callable 5/15/42 @ 100	392,038
410,000	CIGNA Corp., 3.25%, 4/15/25, Callable 1/15/25 @ 100^	422,729
725,000	UnitedHealth Group, Inc., 1.40%, 10/15/17	726,305
160,000	UnitedHealth Group, Inc., 2.70%, 7/15/20	166,246
545,000	UnitedHealth Group, Inc., 3.35%, 7/15/22	585,228
245,000	UnitedHealth Group, Inc., 4.63%, 7/15/35	284,511
80,000	UnitedHealth Group, Inc., 4.25%, 3/15/43, Callable 9/15/42 @ 100	88,237
50,000	UnitedHealth Group, Inc., 4.75%, 7/15/45	59,959
325,000	WellPoint, Inc., 3.30%, 1/15/23	340,600
175,000	WellPoint, Inc., 3.50%, 8/15/24, Callable 5/15/24 @ 100	184,248
300,000	WellPoint, Inc., 5.10%, 1/15/44	347,963

		4,034,897

Hotels, Restaurants & Leisure (0.0%):
10,000	McDonald’s Corp., 2.75%, 12/9/20, Callable 11/9/20 @ 100	10,377
55,000	McDonald’s Corp., 3.70%, 1/30/26, Callable 10/30/25 @ 100^	59,172
50,000	McDonald’s Corp., 4.70%, 12/9/35, Callable 6/9/35 @ 100	56,628
120,000	McDonald’s Corp., 4.60%, 5/26/45, Callable 11/26/44 @ 100	134,652
60,000	McDonald’s Corp., 4.88%, 12/9/45, Callable 6/9/45 @ 100, MTN	69,634

		330,463

Household Durables (0.1%):
356,000	Newell Rubbermaid, Inc., 3.85%, 4/1/23, Callable 2/1/23 @ 100	378,950
130,000	Newell Rubbermaid, Inc., 4.20%, 4/1/26, Callable 1/1/26 @ 100	141,584
370,000	Newell Rubbermaid, Inc., 5.50%, 4/1/46, Callable 10/1/45 @ 100	448,848

		969,382

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Industrial Conglomerates (0.3%):
$106,000	General Electric Capital Corp., 4.38%, 9/16/20	$117,445
1,720,000	General Electric Co., 2.70%, 10/9/22	1,792,269
309,000	Georgia-Pacific LLC, 3.60%, 3/1/25, Callable 12/1/24 @ 100^(a)	329,148
174,000	Georgia-Pacific LLC, 7.75%, 11/15/29	249,002

		2,487,864

Insurance (0.5%):
325,000	ACE INA Holdings, Inc., 3.35%, 5/15/24	345,794
410,000	ACE INA Holdings, Inc., 4.15%, 3/13/43	456,803
690,000	American International Group, Inc., 4.13%, 2/15/24^	743,487
635,000	American International Group, Inc., 3.90%, 4/1/26, Callable 1/1/26 @ 100^	671,794
526,000	American International Group, Inc., 4.38%, 1/15/55, Callable 7/15/54 @ 100	497,108
201,000	Hartford Financial Services Group, Inc. (The), 4.30%, 4/15/43	196,726
20,000	Marsh & McLennan Cos., Inc., 3.50%, 3/10/25, Callable 12/10/24 @ 100	21,125
60,000	Marsh & McLennan Cos., Inc., 3.75%, 3/14/26, Callable 12/14/25 @ 100	64,854
130,000	MetLife, Inc., 4.05%, 3/1/45	128,950
95,000	Principal Financial Group, Inc., 3.13%, 5/15/23	96,961
25,000	Principal Financial Group, Inc., 4.63%, 9/15/42	26,381
120,000	Teachers Insurance & Annuity Association, 6.85%, 12/16/39(a)	163,142
50,000	Teachers Insurance & Annuity Association, 4.90%, 9/15/44(a)	56,236
214,000	Travelers Cos., Inc. (The), 4.30%, 8/25/45, Callable 2/25/45 @ 100	246,315
50,000	Travelers Cos., Inc. (The), 3.75%, 5/15/46, Callable 11/15/45 @ 100	52,293

		3,767,969

Internet & Direct Marketing Retail (0.1%):
140,000	Amazon.com, Inc., 3.80%, 12/5/24, Callable 9/5/24 @ 100	155,179
361,000	Amazon.com, Inc., 4.80%, 12/5/34, Callable 6/5/34 @ 100	424,143
163,000	Amazon.com, Inc., 4.95%, 12/5/44, Callable 6/5/44 @ 100	198,633

		777,955

IT Services (0.3%):
173,000	Fidelity National Information Services, Inc., 5.00%, 10/15/25, Callable 7/15/25 @ 100	197,283
420,000	IBM Corp., 2.88%, 11/9/22^	442,676
450,000	MasterCard, Inc., 3.38%, 4/1/24	485,127
637,000	Visa, Inc., 4.15%, 12/14/35, Callable 6/14/35 @ 100	721,025
184,000	Visa, Inc., 4.30%, 12/14/45, Callable 6/14/45 @ 100	212,644

		2,058,755

Principal Amount		Fair Value
Corporate Bonds, continued
Life Sciences Tools & Services (0.1%):
$111,000	Agilent Technologies, Inc., 6.50%, 11/1/17	$116,889
313,000	Thermo Fisher Scientific, Inc., 3.60%, 8/15/21, Callable 5/15/21 @ 100	332,899
50,000	Thermo Fisher Scientific, Inc., 2.95%, 9/19/26, Callable 6/19/26 @ 100	49,621

		499,409

Machinery (0.1%):
605,000	Deere & Co., 2.60%, 6/8/22, Callable 3/8/22 @ 100	627,882

Media (0.7%):
65,000	Comcast Corp., 2.35%, 1/15/27, Callable 10/15/26 @ 100^	64,135
387,000	Comcast Corp., 4.20%, 8/15/34, Callable 2/15/34 @ 100	427,910
493,000	Comcast Corp., 4.40%, 8/15/35, Callable 2/15/35 @ 100	558,394
200,000	Comcast Corp., 6.50%, 11/15/35^	277,397
115,000	Comcast Corp., 3.20%, 7/15/36, Callable 1/15/36 @ 100	112,481
220,000	Comcast Corp., 3.40%, 7/15/46, Callable 1/15/46 @ 100^	213,862
575,000	Cox Communications, Inc., 4.70%, 12/15/42(a)	536,500
8,000	Discovery Communications, Inc., 5.05%, 6/1/20	8,759
100,000	Discovery Communications, Inc., 3.45%, 3/15/25, Callable 12/15/24 @ 100	98,852
100,000	Discovery Communications, Inc., 4.90%, 3/11/26, Callable 12/11/25 @ 100^	108,648
477,000	Discovery Communications, Inc., 4.88%, 4/1/43	453,949
580,000	NBCUniversal Media LLC, 4.45%, 1/15/43	652,218
813,000	Scripps Networks Interactive, Inc., 2.70%, 12/15/16	814,917
285,000	Twenty-First Century Fox, Inc., 3.70%, 10/15/25, Callable 7/15/25 @ 100^	308,685
206,000	Twenty-First Century Fox, Inc., 6.40%, 12/15/35	264,069
70,000	Viacom, Inc., 3.45%, 10/4/26, Callable 7/4/26 @ 100	69,962
330,000	Viacom, Inc., 4.85%, 12/15/34, Callable 6/15/34 @ 100	336,457

		5,307,195

Multiline Retail (0.1%):
423,000	Dollar General Corp., 4.15%, 11/1/25, Callable 8/1/25 @ 100^	460,360

Multi-Utilities (0.4%):
85,000	CMS Energy Corp., 3.00%, 5/15/26, Callable 2/15/26 @ 100	86,422
440,000	CMS Energy Corp., 4.88%, 3/1/44, Callable 9/1/43 @ 100^	516,323
560,000	DTE Electric Co., 3.70%, 3/15/45, Callable 9/15/44 @ 100	591,963
190,000	DTE Electric Co., 3.70%, 6/1/46, Callable 12/1/45 @ 100	201,114
300,000	NiSource Finance Corp., 5.25%, 2/15/43, Callable 8/15/42 @ 100	356,473

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Multi-Utilities, continued
$865,000	Public Service Electric & Gas Co., 2.38%, 5/15/23, Callable 2/15/23 @ 100	$883,268

		2,635,563

Oil, Gas & Consumable Fuels (0.9%):
256,000	Anadarko Petroleum Corp., 6.38%, 9/15/17	266,891
135,000	Apache Corp., 6.00%, 1/15/37	154,022
89,000	Apache Corp., 5.10%, 9/1/40, Callable 3/1/40 @ 100	92,310
291,000	Apache Corp., 4.75%, 4/15/43, Callable 10/15/42 @ 100	297,332
395,000	Devon Energy Corp., 3.25%, 5/15/22, Callable 2/15/22 @ 100^	392,176
311,000	Dominion Gas Holdings LLC, 4.60%, 12/15/44, Callable 6/15/44 @ 100	334,921
250,000	El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/1/21, Callable 7/1/21 @ 100^	272,783
220,000	El Paso Pipeline Partners Operating Co. LLC, 4.30%, 5/1/24, Callable 2/1/24 @ 100^	227,515
68,000	Enbridge Energy Partners LP, 5.88%, 10/15/25, Callable 7/15/25 @ 100^	78,176
41,000	Enbridge Energy Partners LP, 7.38%, 10/15/45, Callable 4/15/45 @ 100	51,844
265,000	Energy Transfer Partners LP, 4.05%, 3/15/25, Callable 12/15/24 @ 100	262,835
823,000	Energy Transfer Partners LP, 6.50%, 2/1/42, Callable 8/1/41 @ 100	858,454
160,000	Energy Transfer Partners LP, 5.15%, 3/15/45, Callable 9/15/44 @ 100	148,205
129,000	Enterprise Products Operating LLC, 5.10%, 2/15/45, Callable 8/15/44 @ 100	138,735
135,000	Enterprise Products Operating LP, 4.90%, 5/15/46, Callable 11/15/45 @ 100	141,887
287,000	EOG Resources, Inc., 4.15%, 1/15/26, Callable 10/15/25 @ 100^	313,465
110,000	EOG Resources, Inc., 3.90%, 4/1/35, Callable 10/1/34 @ 100	109,680
45,000	Kinder Morgan Energy Partners LP, 3.95%, 9/1/22, Callable 6/1/22 @ 100	47,010
60,000	Kinder Morgan Energy Partners LP, 3.50%, 9/1/23, Callable 6/1/23 @ 100	60,093
220,000	Kinder Morgan Energy Partners LP, 4.15%, 2/1/24, Callable 11/1/23 @ 100	224,503
785,000	Kinder Morgan Energy Partners LP, 5.40%, 9/1/44, Callable 3/1/44 @ 100	786,967
310,000	Kinder Morgan, Inc./Delawa, 5.55%, 6/1/45, Callable 12/1/44 @ 100	318,026
400,000	Kinder Morgan, Inc./Delawa, 5.05%, 2/15/46, Callable 8/15/45 @ 100	380,898
668,000	Marathon Petroleum Corp., 4.75%, 9/15/44, Callable 3/15/44 @ 100^	598,075
74,000	Pioneer Natural Resource Co., 4.45%, 1/15/26, Callable 10/15/25 @ 100^	80,254
365,000	Plains All American Pipeline LP, 4.65%, 10/15/25, Callable 7/15/25 @ 100^	378,090

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$128,000	Sunoco Logistics Partner LP, 5.35%, 5/15/45, Callable 11/15/44 @ 100	$130,774

		7,145,921

Pharmaceuticals (0.3%):
85,000	Johnson & Johnson, 3.55%, 3/1/36, Callable 9/1/35 @ 100	94,304
75,000	Johnson & Johnson, 3.70%, 3/1/46, Callable 9/1/45 @ 100	83,576
265,000	Mylan, Inc., 5.40%, 11/29/43, Callable 5/29/43 @ 100^	284,494
610,000	Pfizer, Inc., 3.40%, 5/15/24^	665,326
125,000	Pfizer, Inc., 4.30%, 6/15/43	141,633
995,000	Watson Pharmaceuticals, Inc., 1.88%, 10/1/17	998,433

		2,267,766

Real Estate Management & Development (0.1%):
470,000	Northwest Florida Timber Finance LLC, 4.75%, 3/4/29(a)	415,189

Road & Rail (0.2%):
324,000	Burlington North Santa Fe LLC, 4.90%, 4/1/44, Callable 10/1/43 @ 100	392,740
130,000	Burlington North Santa Fe LLC, 4.15%, 4/1/45, Callable 10/1/44 @ 100	143,175
95,000	Union Pacific Corp., 3.38%, 2/1/35, Callable 8/1/34 @ 100	96,908
484,000	Union Pacific Corp., 3.88%, 2/1/55, Callable 8/1/54 @ 100	483,488
470,257	Union Pacific Railroad Co., Series 14-1, 3.23%, 5/14/26	484,538

		1,600,849

Semiconductors & Semiconductor Equipment (0.2%):
127,000	Applied Materials, Inc., 3.90%, 10/1/25, Callable 7/1/25 @ 100	140,390
19,000	KLA-Tencor Corp., 4.65%, 11/1/24, Callable 8/1/24 @ 100	20,879
50,000	Lam Research Corp., 2.80%, 6/15/21, Callable 5/15/21 @ 100	51,321
140,000	Lam Research Corp., 3.45%, 6/15/23, Callable 4/15/23 @ 100	143,201
91,000	Lam Research Corp., 3.90%, 6/15/26, Callable 3/15/26 @ 100	94,753
265,000	NVIDIA Corp., 2.20%, 9/16/21, Callable 8/16/21 @ 100	265,807
690,000	NVIDIA Corp., 3.20%, 9/16/26, Callable 6/16/26 @ 100	695,433
228,000	QUALCOMM, Inc., 3.45%, 5/20/25, Callable 2/20/25 @ 100	242,815
127,000	QUALCOMM, Inc., 4.80%, 5/20/45, Callable 11/20/44 @ 100^	138,647

		1,793,246

Software (0.8%):
250,000	Microsoft Corp., 1.55%, 8/8/21, Callable 7/8/21 @ 100^	248,978
705,000	Microsoft Corp., 2.65%, 11/3/22, Callable 9/3/22 @ 100	734,893
320,000	Microsoft Corp., 2.00%, 8/8/23, Callable 6/8/23 @ 100	319,572
235,000	Microsoft Corp., 2.40%, 8/8/26, Callable 5/8/26 @ 100^	235,199
260,000	Microsoft Corp., 3.50%, 2/12/35, Callable 8/12/34 @ 100	266,180

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Software, continued
$405,000	Microsoft Corp., 3.70%, 8/8/46, Callable 2/8/46 @ 100	$409,935
250,000	Microsoft Corp., 3.95%, 8/8/56, Callable 2/8/56 @ 100	253,281
401,000	Oracle Corp., 3.40%, 7/8/24, Callable 4/8/24 @ 100	428,317
425,000	Oracle Corp., 2.95%, 5/15/25, Callable 2/15/25 @ 100	438,996
880,000	Oracle Corp., 2.65%, 7/15/26, Callable 4/15/26 @ 100^	880,159
635,000	Oracle Corp., 4.30%, 7/8/34, Callable 1/8/34 @ 100	688,670
195,000	Oracle Corp., 4.50%, 7/8/44, Callable 1/8/44 @ 100	214,541
335,000	Oracle Corp., 4.00%, 7/15/46, Callable 1/15/46 @ 100	346,160
450,000	Oracle Corp., 4.38%, 5/15/55, Callable 11/15/54 @ 100	478,021

		5,942,902

Specialty Retail (0.0%):
15,000	Home Depot, Inc. (The), 4.40%, 3/15/45, Callable 9/15/44 @ 100	17,466
145,000	Lowe’s Cos., Inc., 2.50%, 4/15/26, Callable 1/15/26 @ 100	145,528
38,000	Lowe’s Cos., Inc., 5.00%, 9/15/43, Callable 3/15/43 @ 100	46,300
134,000	Lowe’s Cos., Inc., 3.70%, 4/15/46, Callable 10/15/45 @ 100	138,446

		347,740

Technology Hardware, Storage & Peripherals (0.4%):
410,000	Apple, Inc., 3.45%, 5/6/24^	443,712
127,000	Apple, Inc., 3.25%, 2/23/26, Callable 11/23/25 @ 100^	134,989
340,000	Apple, Inc., 3.45%, 2/9/45	324,860
640,000	Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	738,512
185,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.45%, 6/15/23, Callable 4/15/23 @ 100(a)	198,220
220,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/26, Callable 3/15/26 @ 100(a)	241,187
45,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.35%, 7/15/46, Callable 1/15/46 @ 100(a)	53,881
60,000	Diamond 1 Finance Corp/Diamond 2 Finance Corp., 8.10%, 7/15/36, Callable 1/15/36 @ 100(a)	70,532
520,000	Hewlett-Packard Co., 2.85%, 10/5/18(a)	529,819
590,000	Hewlett-Packard Co., 3.60%, 10/15/20, Callable 9/15/20 @ 100(a)	619,042

		3,354,754

Tobacco (0.2%):
267,000	Altria Group, Inc., 5.38%, 1/31/44	336,161
92,000	Reynolds American, Inc., 3.25%, 6/12/20^	96,790
620,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100	691,751
300,000	Reynolds American, Inc., 5.85%, 8/15/45, Callable 2/15/45 @ 100^	390,032

		1,514,734

Principal Amount		Fair Value
Corporate Bonds, continued
Trading Companies & Distributors (0.2%):
$290,000	Air Lease Corp., 2.13%, 1/15/20	$289,397
170,000	Air Lease Corp., 3.38%, 6/1/21, Callable 5/1/21 @ 100	176,348
115,000	Air Lease Corp., 3.00%, 9/15/23, Callable 7/15/23 @ 100	113,692
825,000	GATX Corp., 2.50%, 7/30/19	835,645

		1,415,082

Total Corporate Bonds (Cost $138,939,178)		144,699,558

Yankee Dollars (5.2%):
Auto Components (0.0%):
40,000	Delphi Automotive plc, 4.40%, 10/1/46, Callable 4/1/46 @ 100	40,834

Banks (1.5%):
1,045,000	Barclays Bank plc, 2.75%, 11/8/19	1,052,704
210,000	Barclays Bank plc, 5.14%, 10/14/20	227,394
718,000	Barclays Bank plc, 4.38%, 1/12/26^	742,870
550,000	BNP Paribas SA, 4.38%, 5/12/26^(a)	568,513
675,000	BPCE SA, 5.70%, 10/22/23^(a)	734,650
1,115,000	ING Bank NV, 3.75%, 3/7/17(a)	1,126,551
630,000	ING Bank NV, 1.80%, 3/16/18(a)	631,922
314,000	ING Bank NV, 5.80%, 9/25/23^(a)	350,985
489,000	Lloyds Banking Group plc, 4.65%, 3/24/26	503,174
805,000	Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV, Series G, 1.50%, 2/12/18(a)	809,048
215,000	Nordea Bank AB, 1.88%, 9/17/18(a)	216,486
2,670,000	Royal Bank of Canada, 2.20%, 9/23/19^	2,722,446
485,000	Santander UK Group Holdings plc, 2.88%, 10/16/20^	488,679
308,000	Santander UK Group Holdings plc, 2.88%, 8/5/21	307,875
240,000	Santander UK plc, 7.95%, 10/26/29	303,507

		10,786,804

Biotechnology (0.2%):
455,000	Shire Acq INV Ireland DA, 1.90%, 9/23/19	454,767
495,000	Shire Acq INV Ireland DA, 2.40%, 9/23/21, Callable 8/23/21 @ 100	495,623
265,000	Shire Acq INV Ireland DA, 3.20%, 9/23/26, Callable 6/23/26 @ 100	266,425

		1,216,815

Capital Markets (1.3%):
1,515,000	CDP Financial, Inc., 4.40%, 11/25/19(a)	1,651,961
770,000	Credit Suisse AG, 1.70%, 4/27/18	770,588
360,000	Credit Suisse GP Funding, Ltd., 3.45%, 4/16/21(a)	367,328
1,035,000	Credit Suisse Group Fund, Ltd., 2.75%, 3/26/20	1,038,767
254,000	Credit Suisse Group Fund, Ltd., 3.80%, 6/9/23(a)	257,373
1,316,000	Deutsche Bank AG, 2.85%, 5/10/19	1,287,676
485,000	Deutsche Bank AG London, 6.00%, 9/1/17	493,172
2,790,000	FMS Wertmanagement, 1.63%, 11/20/18	2,824,779
930,000	UBS Group Funding, 2.65%, 2/1/22^(a)	928,270

		9,619,914

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Chemicals (0.0%):
$145,000	Agrium, Inc., 4.13%, 3/15/35, Callable 9/15/34 @ 100	$142,544
200,000	Air Liquid Finance, 2.25%, 9/27/23, Callable 7/27/23 @ 100(a)	200,383

		342,927

Diversified Financial Services (0.1%):
245,000	Corp. Financiera de Desarrollo SA, 4.75%, 7/15/25(a)	270,333
635,000	Export Development Canada, 0.88%, 8/27/18(a)	633,864

		904,197

Insurance (0.1%):
210,000	Aon plc, 3.88%, 12/15/25, Callable 9/15/25 @ 100	224,235
185,000	Aon plc, 4.60%, 6/14/44, Callable 3/14/44 @ 100	195,768

		420,003

Oil, Gas & Consumable Fuels (0.4%):
140,000	BP Capital Markets plc, 1.32%, 5/10/18(b)	140,466
133,000	Canadian Natural Resources, 3.90%, 2/1/25, Callable 11/1/24 @ 100^	133,539
260,000	Canadian Natural Resources, 6.25%, 3/15/38^	290,858
555,000	Ecopetrol SA, 4.13%, 1/16/25	538,877
90,000	Enbridge, Inc., 3.50%, 6/10/24, Callable 3/10/24 @ 100^	89,404
50,000	Petroleos Mexicanos, 8.00%, 5/3/19	56,325
107,000	Petroleos Mexicanos, 6.00%, 3/5/20	115,560
22,000	Petroleos Mexicanos, 6.88%, 8/4/26(a)	24,805
490,000	Petroleos Mexicanos, 6.50%, 6/2/41	476,525
473,000	Petroleos Mexicanos, 5.63%, 1/23/46^	412,598
215,000	Shell International Finance BV, 2.13%, 5/11/20	218,244
280,000	Shell International Finance BV, 4.13%, 5/11/35	300,328
12,000	Shell International Finance BV, 4.55%, 8/12/43	13,236
22,000	Shell International Finance BV, 4.38%, 5/11/45^	23,747
316,000	Suncor Energy, Inc., 6.80%, 5/15/38	414,930

		3,249,442

Pharmaceuticals (0.6%):
1,100,000	Actavis Funding SCS, 3.00%, 3/12/20, Callable 2/12/20 @ 100	1,135,767
175,000	Actavis Funding SCS, 3.85%, 6/15/24, Callable 3/15/24 @ 100	186,008
371,000	Actavis Funding SCS, 4.75%, 3/15/45, Callable 9/15/44 @ 100	405,660
450,000	Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100^(a)	453,392
320,000	Mylan NV, 5.25%, 6/15/46, Callable 12/15/45 @ 100^(a)	337,026
670,000	Takeda Pharmaceutical Co., Ltd., 1.63%, 3/17/17(a)	671,289
600,000	Teva Pharmaceutical Finance BV, 2.95%, 12/18/22	615,174
375,000	Teva Pharmaceuticals Ne, 1.40%, 7/20/18	373,836
215,000	Teva Pharmaceuticals Ne, 2.80%, 7/21/23	215,552

Principal Amount		Fair Value
Yankee Dollars, continued
Pharmaceuticals, continued
$75,000	Teva Pharmaceuticals Ne, 3.15%, 10/1/26	$75,347
70,000	Teva Pharmaceuticals Ne, 4.10%, 10/1/46^	69,668

		4,538,719

Sovereign Bonds (1.0%):
620,000	Canada Government, 1.63%, 2/27/19	629,658
1,092,000	Federal Republic of Germany, 1.50%, 2/6/19	1,102,799
166,000	Oriental Republic of Uruguay, 4.50%, 8/14/24^	182,808
600,000	Oriental Republic of Uruguay, 4.38%, 10/27/27	645,750
689,000	Province of Manitoba Canada, 3.05%, 5/14/24	743,782
870,000	Province of Quebec, 2.50%, 4/20/26	892,646
281,000	Republic of Peru, 5.63%, 11/18/50	371,623
1,079,000	Republic of Turkey, 4.25%, 4/14/26	1,055,327
262,000	United Mexican States, Series E, 3.50%, 1/21/21^	278,506
1,664,000	United Mexican States, 4.13%, 1/21/26^	1,789,632

		7,692,531

Wireless Telecommunication Services (0.0%):
95,000	Rogers Communications, Inc., 3.63%, 12/15/25, Callable 9/15/25 @ 100^	103,052
130,000	Rogers Communications, Inc., 5.00%, 3/15/44, Callable 9/15/43 @ 100	150,949

		254,001

Total Yankee Dollars (Cost $38,406,203)		39,066,187

Municipal Bonds (1.1%):
California (0.3%):
347,000	University of California Revenue, 4.77%, 5/15/15	378,948
50,000	University of California Revenue, 4.86%, 5/15/12	54,962
700,000	California State, 5.00%, 9/1/42, Callable 9/1/22 @ 100	839,713
360,000	California State Health Facilities Financing Authority Revenue, Series A, 5.00%, 8/15/52, Callable 8/15/23 @ 100	418,133

		1,691,756

Illinois (0.1%):
595,000	Illinois State, 5.50%, 7/1/24, Callable 7/1/23 @ 100	689,052

Nevada (0.1%):
1,100,000	Las Vegas Valley Nevada Water District, 5.00%, 6/1/39, Callable 12/1/24 @ 100	1,317,865

Massachusetts (0.1%):
450,000	Massachusetts State School Building Authority Sales Tax Revenue, Series B, 5.00%, 10/15/41, Callable 10/15/21 @ 100	527,666

Missouri (0.1%):
460,000	Metropolitan Saint Louis Sewer District West Water System Revenue, Series A, 5.00%, 5/1/42, Callable 5/1/22 @ 100	540,909

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Principal Amount		Fair Value
Municipal Bonds, continued
New Jersey (0.2%):
$1,290,000	New Jersey State Transportation Trust Fund Authority Revenue, Series AA, 5.00%, 6/15/36, Callable 6/15/23 @ 100	$1,432,144
420,000	New Jersey State Health Care Facilities Financing Authority Revenue, 5.00%, 7/1/44, Callable 7/1/24 @ 100	484,819

		1,916,963

New York (0.2%):
540,000	New York State Urban Development Corp. Revenue, Series E, 5.00%, 3/15/24, Callable 3/15/23 @ 100	663,876
670,000	New York City Municipal Finance Authority Water & Sewer System Revenue, Series EE, 5.00%, 6/15/47, Callable 6/15/23 @ 100	791,190

		1,455,066

Total Municipal Bonds (Cost $7,474,033)		8,139,277

U.S. Government Agency Mortgages (34.2%):
Federal Home Loan Bank (0.4%)
2,530,000	1.13%, 7/14/21^	2,511,415

Federal Home Loan Mortgage Corporation (6.5%)
1,299,000	1.00%, 9/27/17	1,302,594
591,000	3.03%, 9/15/29(d)	422,719
85,547	3.00%, 1/1/30, Pool #V60696	90,279
122,461	3.00%, 1/1/30, Pool #V60724	129,236
173,288	2.50%, 3/1/30, Pool #V60770	180,128
375,793	3.00%, 5/1/30, Pool #J31689	397,555
184,998	2.50%, 5/1/30, Pool #J31418	192,164
258,745	2.50%, 5/1/30, Pool #V60796	268,505
725,013	3.00%, 6/1/30, Pool #V60840	766,235
326,369	3.00%, 7/1/30, Pool #G15520	344,573
69,478	2.50%, 7/1/30, Pool #J32204	72,157
14,625	2.50%, 7/1/30, Pool #J32491	15,175
37,827	3.00%, 7/1/30, Pool #J32181	40,034
68,021	2.50%, 7/1/30, Pool #J32209	70,654
19,836	2.50%, 7/1/30, Pool #V60905	20,586
42,785	3.00%, 8/1/30, Pool #J32436	45,180
214,153	2.50%, 8/1/30, Pool #V60902	222,454
438,944	3.00%, 8/1/30, Pool #V60908	463,937
67,515	3.00%, 8/1/30, Pool #V60909	71,364
288,038	2.50%, 8/1/30, Pool #V60886	299,194
213,296	2.50%, 8/1/30, Pool #V60903	221,508
436,342	2.50%, 9/1/30, Pool #V60904	452,784
190,000	6.75%, 3/15/31	293,600
197,000	3.22%, 3/15/31(d)	133,879
130,514	5.00%, 7/1/35, Pool #G01838	145,979
101,099	5.00%, 7/1/35, Pool #G01840	113,186
337,691	6.00%, 4/1/39, Pool #G07613	396,961
66,030	4.50%, 12/1/39, Pool #A90196	72,335
63,228	4.50%, 7/1/40, Pool #A93010	69,508
85,395	4.00%, 8/1/40, Pool #A93534	91,954
65,821	4.00%, 10/1/40, Pool #A95923	71,704
64,209	4.00%, 11/1/40, Pool #A94977	69,950
69,035	4.00%, 11/1/40, Pool #A95144	74,842
66,735	4.00%, 11/1/40, Pool #A94779	72,700
80,105	3.11%, 3/1/41, Pool #1B8062(b)	84,164
4,328	4.00%, 4/1/41, Pool #Q00093	4,660
212,806	4.50%, 5/1/41, Pool #Q00804	233,965
233,093	4.50%, 5/1/41, Pool #Q00959	256,253
936,544	Class FL, Series 4248, 0.97%, 5/15/41(b)	937,527

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$1,105,756	5.50%, 6/1/41, Pool #G07553	$1,250,448
126,742	4.00%, 10/1/41, Pool #Q04022	138,086
67,749	4.00%, 10/1/41, Pool #Q03841	73,813
220,123	5.00%, 10/1/41, Pool #G07642	244,160
2,056,344	5.00%, 11/1/41, Pool #G07962	2,283,387
438,819	3.50%, 4/1/42, Pool #C03811	471,931
187,563	2.04%, 7/1/42, Pool #2B0646(b)	195,823
64,837	3.50%, 8/1/42, Pool #Q12162	69,238
39,246	3.50%, 10/1/42, Pool #Q11909	41,741
462,003	3.00%, 1/1/43, Pool #Q14866	482,652
80,652	3.50%, 2/1/43, Pool #Q15442	86,995
446,824	3.00%, 3/1/43, Pool #Q16673	465,278
546,812	3.00%, 3/1/43, Pool #Q16567	569,428
317,049	3.00%, 3/1/43, Pool #Q16403	330,211
154,059	3.00%, 4/1/43, Pool #Q17095	161,811
312,616	3.50%, 7/1/43, Pool #Q20206	336,877
325,192	3.50%, 7/1/43, Pool #Q20021	351,532
710,064	3.50%, 8/1/43, Pool #V80355	767,579
1,680,477	3.00%, 8/1/43, Pool #G07550	1,749,829
143,121	4.00%, 9/1/43, Pool #Q21579	157,003
514,364	4.50%, 12/1/43, Pool #G60018	567,890
554,909	4.50%, 12/1/43, Pool #Q23779	607,512
37,898	3.50%, 1/1/44, Pool #Q24368	40,833
777,592	Class XZ, Series 4316, 4.50%, 3/15/44	938,238
29,384	3.50%, 4/1/44, Pool #Q25812	31,659
237,098	4.00%, 4/1/44, Pool #Q25643	258,070
1,159,651	Class ZX, Series 4352, 4.00%, 4/15/44	1,311,990
21,959	3.50%, 5/1/44, Pool #Q25988	23,660
29,684	3.50%, 5/1/44, Pool #Q26452	31,978
76,736	3.50%, 5/1/44, Pool #Q26362	82,679
43,044	3.50%, 5/1/44, Pool #Q26218	46,523
37,959	3.50%, 6/1/44, Pool #Q26707	40,887
37,435	3.50%, 7/1/44, Pool #Q27319	40,451
849,306	4.00%, 8/1/44, Pool #G07786	933,919
164,789	3.50%, 8/1/44, Pool #Q27843	177,523
772,890	4.50%, 9/1/44, Pool #G60198	847,131
164,077	3.50%, 9/1/44, Pool #Q28605	176,783
69,602	3.50%, 9/1/44, Pool #Q28604	75,227
27,083	4.00%, 2/1/45, Pool #Q31128	29,542
65,642	4.00%, 2/1/45, Pool #Q31338	71,603
42,304	3.50%, 9/1/45, Pool #Q36302	45,626
460,731	3.50%, 10/1/45, Pool #G60238	491,946
1,787,678	3.50%, 10/1/45, Pool #G60250	1,908,347
696,522	4.00%, 10/1/45, Pool #G08672	747,065
420,759	4.00%, 10/1/45, Pool #Q36972	455,739
414,735	3.50%, 10/1/45, Pool #Q36965	442,730
78,598	4.00%, 12/1/45, Pool #Q37957	85,521
61,580	4.00%, 12/1/45, Pool #Q37955	67,234
13,616	4.00%, 12/1/45, Pool #Q37738	14,625
10,681	4.00%, 1/1/46, Pool #Q38422	11,456
73,077	4.00%, 1/1/46, Pool #Q38076	78,488
11,326,104	3.50%, 6/1/46, Pool #G08711	11,951,294
1,060,695	Class FB, Series 4606, 1.02%, 8/15/46(b)	1,056,876
5,054,000	4.00%, 11/15/46, TBA	5,415,085
1,109,000	4.50%, 11/15/46, TBA	1,212,969
700,000	5.50%, 11/15/46, TBA	785,651

		50,544,754

Federal National Mortgage Association (22.0%)
51,880	5.50%, 1/1/18, Pool #680928	52,749
64,909	4.00%, 7/1/19, Pool #AE0968	66,988
64,734	5.50%, 3/1/20, Pool #888557	66,516
795,000	1.25%, 8/17/21^	792,847

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$241,492	5.50%, 5/1/25, Pool #AE0378	$250,094
274,321	5.50%, 7/1/25, Pool #AE0096	308,799
42,386	5.50%, 9/1/25, Pool #AL4903	43,825
2,442,286	3.50%, 12/1/25, Pool #AH1359	2,598,812
316,390	4.00%, 9/1/26, Pool #AL2683	337,738
1,895,000	1.88%, 9/24/26	1,885,497
232,355	4.00%, 12/1/26, Pool #AL1938	248,042
3,050,028	4.00%, 5/1/27, Pool #AL5956	3,235,904
2,209,406	3.50%, 9/1/28, Pool #AL4245	2,360,017
679,612	3.50%, 10/1/28, Pool #AV0198	724,689
874,940	3.50%, 11/1/28, Pool #AV1360	934,163
635,876	3.50%, 2/1/29, Pool #AL4922	678,999
719,980	3.00%, 4/1/29, Pool #AW0937	759,971
490,643	3.00%, 5/1/29, Pool #AW2544	518,396
969,187	3.00%, 6/1/29, Pool #AS2676	1,023,153
2,178,982	3.50%, 8/1/29, Pool #AL5884	2,327,131
683,709	3.00%, 9/1/29, Pool #AS3220	721,842
451,691	3.50%, 9/1/29, Pool #AX0105	483,097
172,340	3.00%, 9/1/29, Pool #AS3355	182,113
707,843	3.50%, 9/1/29, Pool #AL5806	755,932
87,488	3.50%, 10/1/29, Pool #AX2741	93,764
3,055,375	3.50%, 12/1/29, Pool #AL6161	3,273,632
1,289,451	3.00%, 1/1/30, Pool #AL6144	1,361,348
2,605,000	3.00%, 1/15/30(d)	1,854,572
258,912	3.00%, 3/1/30, Pool #AL6583	273,624
220,931	3.00%, 4/1/30, Pool #AL6584	233,256
177,627	2.50%, 4/1/30, Pool #AY3416	184,474
128,549	3.00%, 5/1/30, Pool #AL6761	135,848
89,653	2.50%, 5/1/30, Pool #AY0828	93,178
3,901,000	3.02%, 5/15/30(d)	2,751,972
172,453	3.00%, 7/1/30, Pool #AL7139	182,155
36,133	3.00%, 7/1/30, Pool #AZ2297	38,050
186,092	3.00%, 7/1/30, Pool #AX9701	196,586
78,584	2.50%, 7/1/30, Pool #AZ2170	81,616
61,389	3.00%, 7/1/30, Pool #AX9700	64,914
21,980	3.00%, 8/1/30, Pool #AZ8597	23,243
45,603	3.00%, 8/1/30, Pool #AX3298	48,223
107,093	3.00%, 8/1/30, Pool #AL7226	112,936
289,330	3.00%, 8/1/30, Pool #AL7227	305,269
50,682	3.00%, 8/1/30, Pool #AZ7833	53,569
323,818	3.00%, 8/1/30, Pool #AL7225	342,044
176,165	2.50%, 8/1/30, Pool #AS5614	182,962
46,934	3.50%, 8/1/30, Pool #AS5707	50,129
191,311	3.50%, 8/1/30, Pool #AS5708	205,945
243,308	3.00%, 8/1/30, Pool #AS5623	256,737
338,755	2.50%, 8/1/30, Pool #AS5616	351,523
133,903	2.50%, 8/1/30, Pool #AS5548	139,048
239,398	3.00%, 8/1/30, Pool #AS5622	252,881
102,433	3.00%, 9/1/30, Pool #AZ5719	107,854
166,214	3.00%, 9/1/30, Pool #AS5714	175,584
227,093	3.00%, 9/1/30, Pool #AS5728	240,110
191,663	2.50%, 9/1/30, Pool #AS5872	199,060
162,513	2.50%, 9/1/30, Pool #AS5786	168,759
165,268	2.50%, 11/1/30, Pool #AS6142	171,620
190,693	2.50%, 11/1/30, Pool #AS6141	198,046
186,313	2.50%, 11/1/30, Pool #AS6115	193,331
183,467	2.50%, 11/1/30, Pool #AS6116	190,207
1,100,000	5.00%, 10/25/31, TBA	1,128,188
3,167,000	2.50%, 10/25/31, TBA	3,280,235
729,000	3.00%, 10/25/31, TBA	765,336
100,000	4.50%, 10/25/31, TBA	102,500
1,700,000	2.00%, 10/25/31, TBA	1,722,533
233,085	5.50%, 1/1/33, Pool #676661	264,856
163,510	5.50%, 5/1/33, Pool #555424	185,885
381,388	5.50%, 2/1/35, Pool #735989	433,567

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$1,355,411	5.00%, 2/1/35, Pool #735226	$1,517,346
33,484	6.00%, 4/1/35, Pool #735504	38,942
308,476	4.00%, 1/1/36, Pool #AB0686	333,323
901,413	5.50%, 9/1/36, Pool #995113	1,025,028
59,979	5.50%, 2/1/38, Pool #961545	67,736
30,214	6.00%, 3/1/38, Pool #889529	35,159
162,531	5.50%, 5/1/38, Pool #889441	183,824
96,726	6.00%, 5/1/38, Pool #889466	112,566
224,078	5.50%, 5/1/38, Pool #889692	253,321
152,641	5.50%, 6/1/38, Pool #995018	172,706
42,274	5.50%, 9/1/38, Pool #889995	47,789
104,701	6.00%, 10/1/38, Pool #889983	120,103
202,408	4.50%, 4/1/39, Pool #930922	222,958
211,691	4.50%, 5/1/39, Pool #AL1472	234,392
428,804	5.00%, 6/1/39, Pool #AL7521	480,673
112,758	5.50%, 10/1/39, Pool #AD0362	128,359
116,740	5.50%, 12/1/39, Pool #AD0571	132,942
686,488	6.00%, 4/1/40, Pool #AL4141	787,581
72,675	4.50%, 4/1/40, Pool #AD4038	80,453
132,305	6.50%, 5/1/40, Pool #AL1704	152,616
153,486	4.50%, 7/1/40, Pool #AB1226	168,250
293,789	4.00%, 7/1/40, Pool #AE0113	315,618
310,590	4.50%, 7/1/40, Pool #AD7127	340,225
7,700	4.00%, 8/1/40, Pool #AD9136	8,292
525,623	4.00%, 8/1/40, Pool #AE0216	565,080
75,286	6.00%, 9/1/40, Pool #AE0823	86,240
1,349,764	4.00%, 10/1/40, Pool #AB1614	1,469,770
590,568	4.00%, 10/1/40, Pool #AE7535	635,947
94,998	4.00%, 11/1/40, Pool #AE8407	102,314
63,611	4.00%, 12/1/40, Pool #AH0006	68,513
430,341	4.00%, 12/1/40, Pool #AH0946	463,467
2,680,000	Class CY, Series 2010-136, 4.00%, 12/25/40	3,042,776
136,244	4.00%, 1/1/41, Pool #AL7167	147,529
93,587	2.92%, 2/1/41, Pool #AH6958(b)	97,726
982,550	4.00%, 4/1/41, Pool #AI1186	1,058,214
156,048	6.00%, 6/1/41, Pool #AL4142	178,965
1,739,656	5.00%, 7/1/41, Pool #AL7524	1,942,522
89,631	4.50%, 7/1/41, Pool #AB3314	98,388
159,418	2.98%, 7/1/41, Pool #AL0533(b)	167,925
1,229,077	4.00%, 9/1/41, Pool #AJ1541	1,324,235
106,694	4.00%, 9/1/41, Pool #AI5228	114,697
79,270	4.50%, 9/1/41, Pool #AI8961	88,193
72,592	4.00%, 10/1/41, Pool #AC9312	77,986
228,090	4.00%, 12/1/41, Pool #AB4054	251,576
76,101	4.00%, 12/1/41, Pool #AJ7684	83,887
73,845	3.50%, 1/1/42, Pool #AK2073	79,006
268,280	4.00%, 2/1/42, Pool #AB4530	289,106
140,213	4.00%, 5/1/42, Pool #A02114	151,139
430,418	4.00%, 5/1/42, Pool #AO2961	463,989
138,724	4.00%, 5/1/42, Pool #AT6144	152,917
64,116	3.50%, 6/1/42, Pool #AO3107	68,598
157,650	4.00%, 6/1/42, Pool #AL2003	169,682
65,091	3.50%, 6/1/42, Pool #AL2168	69,969
48,382	2.24%, 7/1/42, Pool #AO6482(b)	50,221
221,450	2.02%, 7/1/42, Pool #AP0006(b)	229,799
295,173	4.00%, 7/1/42, Pool #AL4244	325,441
131,572	4.00%, 7/1/42, Pool #AL2607	141,348
1,900,149	4.00%, 8/1/42, Pool #AL2242	2,047,456
563,571	4.50%, 9/1/42, Pool #AL2482	617,585
77,580	4.00%, 9/1/42, Pool #AX3706	83,592
158,790	4.00%, 9/1/42, Pool #AL2901	171,025
188,567	3.00%, 10/1/42, Pool #AP9726	197,451
83,030	3.50%, 10/1/42, Pool #AQ0393	89,498
265,312	3.00%, 12/1/42, Pool #AB7425	277,484

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$326,641	3.00%, 12/1/42, Pool #AB7271	$341,627
360,236	4.00%, 12/1/42, Pool #AL6055	397,240
1,216,192	3.00%, 12/1/42, Pool #AB7269	1,273,494
541,791	3.00%, 1/1/43, Pool #AB7755	566,643
250,525	4.00%, 1/1/43, Pool #AL7369	269,768
434,307	3.00%, 1/1/43, Pool #AB7565	454,770
868,578	3.00%, 1/1/43, Pool #AB7567	908,160
788,703	3.00%, 1/1/43, Pool #AB7497	824,646
783,905	3.00%, 1/1/43, Pool #AB7458	819,629
371,678	3.50%, 2/1/43, Pool #AL2935	397,861
299,931	3.00%, 2/1/43, Pool #AB7762	314,059
301,606	3.00%, 2/1/43, Pool #AB8558	315,813
560,404	3.00%, 3/1/43, Pool #AB8701	586,111
588,542	3.00%, 3/1/43, Pool #AR9194	616,268
201,078	3.00%, 3/1/43, Pool #AR9218	209,490
193,884	3.00%, 3/1/43, Pool #AB8830	202,762
73,438	3.00%, 3/1/43, Pool #AB8712	76,806
125,281	3.00%, 3/1/43, Pool #AR7568	130,462
139,770	3.00%, 3/1/43, Pool #AR7576	145,599
526,326	3.00%, 4/1/43, Pool #AB9016	550,470
235,952	3.00%, 4/1/43, Pool #AR8630	245,799
279,060	3.00%, 4/1/43, Pool #AT2040	290,723
157,660	3.00%, 4/1/43, Pool #AT2043	164,247
156,329	3.00%, 4/1/43, Pool #AB8923	162,853
149,836	3.00%, 4/1/43, Pool #AB8924	156,092
72,436	3.00%, 4/1/43, Pool #AB9033	75,759
91,122	3.00%, 4/1/43, Pool #AT2037	94,917
223,254	3.00%, 5/1/43, Pool #AT6654	233,771
582,632	3.00%, 5/1/43, Pool #AT2719	610,080
221,014	3.00%, 5/1/43, Pool #AL3759	231,426
269,267	3.00%, 5/1/43, Pool #AB9462	282,451
384,093	3.00%, 5/1/43, Pool #AB9173	402,187
35,254	3.50%, 6/1/43, Pool #AB9567	37,569
315,120	3.00%, 6/1/43, Pool #AB9662	330,549
20,820	3.00%, 6/1/43, Pool #AB9564	21,839
107,671	3.00%, 6/1/43, Pool #AT7676	112,744
287,950	3.50%, 7/1/43, Pool #AT8464	309,468
666,860	3.50%, 7/1/43, Pool #AL4010	713,101
812,715	3.50%, 7/1/43, Pool #AT7940	873,921
283,379	3.50%, 7/1/43, Pool #AT4327	305,275
3,868,092	3.00%, 7/1/43, Pool #AB9940	4,050,323
21,366	3.50%, 8/1/43, Pool #AU3032	22,934
166,379	3.50%, 8/1/43, Pool #AU0613	177,984
156,940	3.50%, 8/1/43, Pool #AU0570	167,887
82,364	3.50%, 8/1/43, Pool #AU3267	88,663
19,501	3.50%, 8/1/43, Pool #AT7333	20,952
75,197	3.50%, 8/1/43, Pool #AU3270	80,404
740,338	3.50%, 8/1/43, Pool #AS0209	791,416
26,543	3.50%, 9/1/43, Pool #AT7267	28,481
542,000	4.00%, 9/1/43, Pool #AU4293	582,273
186,648	4.00%, 10/1/43, Pool #AL7577	201,068
33,515	3.50%, 10/1/43, Pool #AU7247	36,105
778,177	3.50%, 12/1/43, Pool #AL4682	836,949
2,604,996	5.00%, 12/1/43, Pool #AL7777	2,905,044
89,212	3.50%, 1/1/44, Pool #AS1453	96,105
146,611	3.50%, 1/1/44, Pool #AS1703	157,621
1,618,483	2.90%, 1/1/44, Pool #AV7743(b)	1,681,848
143,163	3.50%, 1/1/44, Pool #AS1539	153,862
178,482	4.00%, 3/1/44, Pool #AV6577	194,730
6,171,628	4.50%, 4/1/44, Pool #AL6887	6,762,174
39,562	3.50%, 6/1/44, Pool #AW6405	42,577
18,515	3.50%, 6/1/44, Pool #AS2591	19,920
26,283	3.50%, 6/1/44, Pool #AV8080	28,067
40,559	4.00%, 7/1/44, Pool #AW7055	44,168
46,597	3.50%, 7/1/44, Pool #AW9544	50,150

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$2,436,464	4.00%, 8/1/44, Pool #AL5601	$2,686,860
19,440	3.50%, 8/1/44, Pool #AW9207	20,944
302,278	3.50%, 8/1/44, Pool #AS3031	324,999
21,099	3.50%, 8/1/44, Pool #AW4287	22,675
190,658	3.50%, 8/1/44, Pool #AS3034	205,632
314,652	4.00%, 9/1/44, Pool #AS3292	338,031
43,380	3.50%, 9/1/44, Pool #AW8191	46,611
42,196	3.50%, 9/1/44, Pool #AW8188	45,466
87,718	3.50%, 9/1/44, Pool #AX0830	94,652
313,557	4.00%, 10/1/44, Pool #AS3642	345,990
455,863	3.50%, 10/1/44, Pool #AX2484	486,303
212,279	4.00%, 11/1/44, Pool #AS3869	228,052
280,107	4.00%, 12/1/44, Pool #AX9372	307,829
23,557	4.00%, 12/1/44, Pool #AX6255	26,001
559,021	4.00%, 12/1/44, Pool #AS4067	616,828
27,102	4.00%, 12/1/44, Pool #AY0299	29,914
259,175	4.00%, 1/1/45, Pool #AY0367	284,882
395,610	4.00%, 1/1/45, Pool #AS4349	436,754
88,847	4.00%, 1/1/45, Pool #AX8713	97,660
254,359	4.00%, 2/1/45, Pool #AS4308	277,617
177,141	4.00%, 2/1/45, Pool #AY2693	193,429
36,164	4.00%, 2/1/45, Pool #AY1866	39,925
298,613	3.50%, 5/1/45, Pool #AL6899	318,460
18,131	3.50%, 5/1/45, Pool #AY2953	19,373
91,393	4.00%, 5/1/45, Pool #AY9770	100,898
45,354	4.00%, 5/1/45, Pool #AY8218	49,407
737,640	3.50%, 6/1/45, Pool #AL7046	786,667
216,393	4.00%, 6/1/45, Pool #MA2304	232,472
744,534	4.00%, 9/1/45, Pool #AS5776	799,856
70,940	4.00%, 10/1/45, Pool #AZ9244	77,990
232,107	4.00%, 10/1/45, Pool #AZ2670	249,354
200,151	4.00%, 10/1/45, Pool #AL7443	220,023
595,596	3.50%, 10/1/45, Pool #AZ4777	635,160
364,974	4.50%, 10/1/45, Pool #AS5952	409,693
76,849	4.00%, 10/1/45, Pool #BA2878	83,814
677,220	4.00%, 10/1/45, Pool #AS5949	743,936
44,874	4.00%, 10/1/45, Pool #AZ1097	48,243
741,493	4.00%, 10/1/45, Pool #AZ8885	796,969
256,507	4.50%, 10/1/45, Pool #AL7661	288,230
418,467	4.50%, 10/1/45, Pool #AL7660	472,181
59,372	4.00%, 10/1/45, Pool #AZ9243	65,561
439,025	4.00%, 10/1/45, Pool #AS6008	484,736
327,221	4.00%, 10/1/45, Pool #AS6009	361,292
142,802	4.00%, 10/1/45, Pool #AL7442	157,671
77,403	4.00%, 10/1/45, Pool #BA2877	84,531
81,596	4.00%, 10/1/45, Pool #BA2879	89,071
94,867	4.00%, 11/1/45, Pool #BA3523	101,916
326,676	4.50%, 11/1/45, Pool #AS6230	366,702
890,512	3.50%, 11/1/45, Pool #AS6183	956,492
75,934	4.50%, 11/1/45, Pool #AL7747	84,432
1,158,001	4.00%, 11/1/45, Pool # AZ7362	1,244,046
280,225	4.50%, 11/1/45, Pool #AS6234	315,578
31,525	4.50%, 11/1/45, Pool #AS6233	34,851
218,613	4.00%, 11/1/45, Pool #BA2904	239,240
354,216	4.00%, 11/1/45, Pool #BA2905	386,301
1,832,585	4.00%, 11/1/45, Pool #BA6547	1,968,753
448,600	3.50%, 12/1/45, Pool #AS6280	481,822
537,001	4.00%, 12/1/45, Pool #AS6304	576,902
186,583	4.00%, 12/1/45, Pool #BA4736	206,043
599,999	4.00%, 12/1/45, Pool #MA2484	644,582
219,093	4.00%, 12/1/45, Pool #BA4737	240,886
660,685	4.00%, 12/1/45, Pool #AS6347	721,206
98,819	4.00%, 12/1/45, Pool #BA2924	107,175
530,406	4.00%, 12/1/45, Pool #AS6405	570,225
3,649,004	4.00%, 12/1/45, Pool #AS6385	3,920,140

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$254,105	4.00%, 1/1/46, Pool #BA4781	$280,611
410,235	4.00%, 1/1/46, Pool #BA3107	440,717
3,284,999	4.00%, 1/1/46, Pool #AS6515	3,529,088
284,951	4.00%, 2/1/46, Pool #BC2670	306,125
268,176	4.00%, 2/1/46, Pool #BA4801	288,102
417,781	4.00%, 2/1/46, Pool #AS6662	456,495
1,350,000	4.00%, 4/1/46, Pool #BC3605	1,452,146
173,332	3.00%, 6/1/46, Pool #AS7370	181,792
234,833	4.00%, 6/1/46, Pool #BA7722	252,282
3,571,000	3.50%, 6/1/46, Pool #AL8803	3,768,726
37,517	3.00%, 6/1/46, Pool #AS7365	39,164
301,332	3.00%, 6/1/46, Pool #AS7362	315,482
1,166,415	4.00%, 6/1/46, Pool #BC6043	1,253,085
311,942	4.50%, 6/1/46, Pool #AS7408	347,377
2,100,756	3.50%, 7/1/46, Pool #AL8776	2,217,072
217,439	3.50%, 7/1/46, Pool #BC5646	229,479
182,149	3.50%, 7/1/46, Pool #BC5660	192,234
51,216	3.00%, 8/1/46, Pool #AL9031	53,279
2,125,066	Class UF, Series 2016-48, 0.93%, 8/25/46(b)	2,122,919
471,896	3.00%, 9/1/46, Pool #AS7878	494,056
463,379	3.00%, 9/1/46, Pool #AS7999	484,568
240,312	3.00%, 9/1/46, Pool #AS7889	252,041
12,548,000	4.00%, 9/25/46, TBA	13,480,373
1,200,000	2.50%, 10/25/46, TBA	1,210,523
2,300,000	6.00%, 11/25/46, TBA	2,634,799
4,874,998	4.00%, 12/31/49, Pool #AL9027	5,237,576

		172,428,140

Government National Mortgage Association (5.3%)
37,998	4.50%, 9/15/33, Pool #615516	42,310
130,474	5.00%, 12/15/33, Pool #783571	146,818
37,499	6.50%, 8/20/38, Pool #4223	44,075
47,995	6.50%, 10/15/38, Pool #673213	58,055
21,065	6.50%, 11/20/38, Pool #4292	24,725
40,676	6.50%, 12/15/38, Pool #782510	47,904
414,011	5.00%, 1/15/39, Pool #782557	465,782
281,964	5.00%, 4/15/39, Pool #782619	316,833
27,931	5.00%, 6/15/39, Pool #782696	31,452
202,196	5.00%, 10/20/39, Pool #4559	225,986
22,507	4.50%, 12/20/39, Pool #G24598	24,637
61,848	4.50%, 1/15/40, Pool #728627	68,405
27,666	4.50%, 1/20/40, Pool #4617	30,285
21,985	4.50%, 2/20/40, Pool #G24636	24,066
147,773	5.00%, 5/15/40, Pool #782958	165,612
1,560	4.50%, 5/20/40, Pool #G24696	1,708
161,415	4.50%, 7/15/40, Pool #745793	178,286
54,614	4.50%, 8/20/40, Pool #4771	59,805
31,857	4.00%, 9/20/40, Pool #G24800	34,277
272,644	4.50%, 10/15/40, Pool #783609	301,352
59,600	4.00%, 10/20/40, Pool #G24833	64,127
843,814	4.00%, 12/20/40, Pool #G24882	907,906
358,316	4.00%, 1/15/41, Pool #759138	386,310
638,602	4.00%, 1/20/41, Pool #004922	688,427
84,279	4.50%, 2/15/41, Pool #738019	93,321
10,931	4.00%, 2/20/41, Pool #4945	11,784
263,415	4.00%, 3/15/41, Pool #762838	283,188
15,290	5.00%, 4/20/41, Pool #5018	16,976
259,473	4.50%, 6/20/41, Pool #783590	284,239
33,380	5.00%, 6/20/41, Pool #5083	37,059
17,447	5.00%, 7/20/41, Pool #5116	19,370
105,042	4.50%, 7/20/41, Pool #754367	113,398
175,316	4.50%, 7/20/41, Pool #783584	192,050
590,853	4.50%, 7/20/41, Pool #5115	647,249
187,692	4.50%, 11/15/41, Pool #783610	207,592
77,677	4.50%, 11/20/41, Pool #5234	85,313

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$981,912	3.50%, 12/20/41, Pool #5258	$1,046,512
65,350	3.50%, 9/20/42, Pool #MA0392	69,596
131,138	3.50%, 10/20/42, Pool #MA0462	139,658
193,268	3.50%, 1/20/43, Pool #MA0699	205,824
57,656	4.00%, 7/20/43, Pool #MA1158	62,027
52,050	4.00%, 8/20/44, Pool #AJ2723	56,881
20,289	4.00%, 8/20/44, Pool #AI4166	22,456
64,050	4.00%, 8/20/44, Pool #AI4167	69,954
24,927	4.00%, 8/20/44, Pool #AJ4687	27,236
411,883	4.50%, 10/20/44, Pool #MA2305	444,933
2,159,717	4.50%, 11/20/44, Pool #MA2373	2,333,012
1,390,208	Class ZD, Series 2015-3, 4.00%, 1/20/45	1,586,111
1,969,000	4.00%, 10/15/46, TBA	2,116,327
400,000	4.50%, 10/15/46, TBA	441,615
1,100,000	3.00%, 10/15/46, TBA	1,151,856
2,100,000	3.50%, 10/15/46, TBA	2,232,480
500,000	5.00%, 10/15/46, TBA	556,611
813,000	4.00%, 10/20/46, TBA	871,149
12,208,000	3.50%, 10/20/46, TBA	12,966,230
6,027,000	3.00%, 10/20/46, TBA	6,313,753

		39,044,903

Total U.S. Government Agency Mortgages (Cost $260,262,663)		264,529,212

U.S. Treasury Obligations (25.1%):
U.S. Treasury Bonds (3.6%)
8,885,000	3.13%, 11/15/41^	10,341,998
1,205,000	3.13%, 8/15/44	1,406,319
15,000	2.50%, 2/15/45	15,502
955,000	3.00%, 5/15/45	1,088,849
1,770,000	2.88%, 8/15/45	1,971,476
800,000	3.00%, 11/15/45^	912,813
5,995,000	2.50%, 2/15/46	6,196,396
5,100,000	2.25%, 8/15/46	5,007,562

		26,940,915

U.S. Treasury Inflation Index Notes (1.0%)
3,750,000	0.63%, 1/15/26	3,994,316
3,910,000	0.13%, 7/15/26	3,968,353

		7,962,669

U.S. Treasury Notes (20.5%)
7,445,000	0.75%, 8/31/18^	7,443,548
1,200,000	1.25%, 11/15/18	1,210,969
5,340,000	1.63%, 3/31/19	5,441,583
8,300,000	0.88%, 6/15/19	8,302,266
11,090,000	0.88%, 9/15/19	11,089,568
2,645,000	2.00%, 9/30/20(e)	2,740,984
14,195,000	1.38%, 4/30/21^	14,343,607
17,810,000	1.13%, 6/30/21	17,789,127
14,205,000	1.13%, 7/31/21	14,184,474
7,790,000	2.25%, 7/31/21	8,181,930
3,572,000	1.13%, 8/31/21^	3,568,371
12,235,000	1.50%, 3/31/23	12,322,456
5,430,000	1.63%, 4/30/23^	5,509,115
18,525,000	1.25%, 7/31/23	18,331,062
18,690,000	1.38%, 8/31/23	18,631,594
4,390,000	1.38%, 9/30/23	4,373,366
284,000	1.63%, 5/15/26	284,377

		153,748,397

Total U.S. Treasury Obligations (Cost $186,962,370)		188,651,981

Certificates of Deposit (7.5%):
2,265,000	Bank of Tokyo-Mitsubishi UFJ, NY, 1.43%	2,268,826

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Principal Amount		Fair Value
Certificates of Deposit, continued
1,485,000	Bank Of Tokyo-Mitsubishi UFJ, NY, 1.44%	$1,487,406
1,858,000	BNP Paribas, NY, 1.47%	1,859,143
2,020,000	BNP Paribas, NY, 1.53%	2,021,982
2,150,000	Credit Indust Et Comm, NY, 1.41%	2,153,100
1,462,000	Credit Suisse, NY, 1.60%	1,463,635
2,180,000	Credit Suisse, NY, 1.58%	2,183,170
2,535,000	Credit Suisse, NY, 1.61%	2,538,366
1,620,000	Mizuho Corp., NY, 1.53%	1,621,395
3,520,000	Natixis NY Branch, 1.53%	3,524,144
2,200,000	Natixis NY Branch, 1.56%	2,202,879
2,400,000	Norinchukin Bank, NY, 1.47%	2,401,943
2,170,000	Rabobank Nederland, NY, 1.31%	2,171,213
3,745,000	Skandinaviska Enskilda Banken AB, 1.29%	3,746,401
3,535,000	Societe Generale NY, 1.60%	3,539,047
2,350,000	Sumitomo Mitsui Banking Corp., 1.60%	2,352,163
2,900,000	Sumitomo Mitsui Trust, NY, 1.43%	2,900,797
3,090,000	Sumitomo Mitsui Trust, NY, 1.56%	3,091,377
1,890,000	Sumitomo Mitsui Trust, NY, 1.54%	1,890,144
2,295,000	Swedbank AB NY Branch, 1.38%	2,297,886
1,400,000	Toronto Dominion Bank, NY, 1.30%	1,400,862
2,900,000	UBS AG Stamford CT, 1.36%	2,902,863
4,075,000	UBS AG Stamford CT, 1.57%	4,076,676

Total Certificate of Deposit (Cost $56,045,000)		56,095,418

Commercial Paper (2.3%):
1,270,000	Anz National International, Ltd., 1.26%(d)	1,256,297
1,410,000	BPCE, 1.46%(d)	1,392,065
1,515,000	BPCE, 1.52%(d)	1,492,680
1,250,000	Mitsubishi UFJ Trust And Banking, NY, 1.32%(d)	1,238,691
1,355,000	Mizuho Bank, NY, 1.43%(d)	1,338,029
1,485,000	Societe Generale, 1.46%(d)	1,466,362
1,690,000	Standard Chartered Bank plc, 1.48%(d)	1,668,987
2,575,000	Sumitomo Mitsui Trust, NY, 1.43%(d)	2,545,181
1,332,000	Toronto Dominion Bank, NY, 1.34%(d)	1,316,632
3,650,000	Vodafone Group plc, 1.60%(d)	3,596,277

Total Commercial Paper (Cost $17,300,058)		17,311,201

Securities Held as Collateral for Securities on Loan (9.3%):
69,628,928	AZL Enhanced Bond Index Fund Securities Lending Collateral Account(f)	69,628,928

Total Securities Held as Collateral for Securities on Loan (Cost $69,628,928)		69,628,928

Shares		Fair Value
Unaffiliated Investment Company (0.7%):
5,317,455	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(d)	5,317,455

Total Unaffiliated Investment Company (Cost $5,317,455)		5,317,455

Total Investment Securities (Cost $881,614,464)(g) - 118.0%		894,409,434
Net other assets (liabilities) - (18.0)%		(142,145,593)

Net Assets - 100.0%		$752,263,841

Percentages indicated are based on net assets as of September 30, 2016.

MTN	-	Medium Term Note
REMIC	-	Real Estate Mortgage Investment Conduit
Re-REMIC	-	Restructured Real Estate Mortgage Investment Conduit
TBA	-	To Be Announced Security

^	This security or a partial position of this security was on loan as of September 30, 2016. The total value of securities on loan as of September 30, 2016, was $67,360,000.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	Variable rate security. The rate presented represents the rate in effect at September 30, 2016. The date presented represents the final maturity date.
(c)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2016. The total of all such securities represent 0.01% of the net assets of the fund.
(d)	The rate represents the effective yield at September 30, 2016.
(e)	All or a portion of this security has been pledged as collateral for open derivative positions.
(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2016.
(g)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2016:

Country	Percentage
Australia	0.2%
Canada	1.2%
Colombia	0.1%
France	2.4%
Germany	0.7%
Guernsey	0.2%
Ireland	0.1%
Israel	0.1%
Japan	2.7%
Jersey	0.1%
Luxembourg	0.2%
Mexico	0.4%
Netherlands	0.9%
Peru	0.1%
Sweden	0.7%
Switzerland	1.2%
Turkey	0.1%
United Kingdom	1.1%
United States	87.4%
Uruguay	0.1%

100.0%

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Securities Sold Short (-11.2%):

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value	Unrealized Appreciation/ (Depreciation)
Federal Home Loan Mortgage Corporation, TBA	3.00%	10/15/31	$(2,146,000)	$(2,247,935)	$(2,254,096)	$(6,161)
Federal Home Loan Mortgage Corporation, TBA	2.50%	10/15/31	(1,832,000)	(1,887,819)	(1,897,838)	(10,019)
Federal Home Loan Mortgage Corporation, TBA	3.00%	10/15/46	(1,313,000)	(1,358,605)	(1,364,392)	(5,787)
Federal Home Loan Mortgage Corporation, TBA	5.00%	11/15/46	(2,500,000)	(2,768,956)	(2,768,425)	531
Federal Home Loan Mortgage Corporation, TBA	3.50%	11/15/46	(1,615,000)	(1,704,456)	(1,701,743)	2,713
Federal National Mortgage Association, TBA	5.00%	10/25/46	(663,000)	(735,101)	(736,409)	(1,308)
Federal National Mortgage Association, TBA	5.00%	11/25/46	(747,000)	(829,482)	(829,185)	297
Federal National Mortgage Association, TBA	5.50%	10/25/46	(1,900,000)	(2,138,333)	(2,141,063)	(2,730)
Federal National Mortgage Association, TBA	3.50%	10/25/46	(5,923,500)	(6,251,650)	(6,250,218)	1,432
Federal National Mortgage Association, TBA	4.00%	10/25/31	(2,100,000)	(2,168,906)	(2,167,266)	1,640
Federal National Mortgage Association, TBA	3.00%	10/25/46	(16,771,000)	(17,371,020)	(17,430,701)	(59,681)
Federal National Mortgage Association, TBA	3.50%	10/25/31	(13,463,000)	(14,211,741)	(14,192,947)	18,794
Federal National Mortgage Association, TBA	4.50%	10/25/46	(149,000)	(163,155)	(163,175)	(20)
Federal National Mortgage Association, TBA	4.50%	11/25/46	(200,000)	(218,773)	(218,804)	(31)
Federal National Mortgage Association, TBA	4.00%	10/25/46	(6,710,000)	(7,207,611)	(7,206,435)	1,176
Federal National Mortgage Association, TBA	4.00%	11/25/46	(5,275,000)	(5,663,207)	(5,658,674)	4,533
Government National Mortgage Association, TBA	4.50%	10/20/46	(2,845,000)	(3,070,377)	(3,069,420)	957

				$(69,997,127)	$(70,050,791)	$(53,664)

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Long GILT December Futures	Short	12/28/16	(13)	$(2,194,295)	$18,617
U.S. Treasury 10-Year Note December Futures	Short	12/20/16	(22)	(2,884,750)	(14,566)
U.S. Treasury 10-Year Ultra December Futures	Short	12/20/16	(47)	(6,775,344)	15,238
U.S. Treasury 5-Year Note December Futures	Short	12/30/16	(74)	(8,992,156)	(22,165)
U.S. Treasury 2-Year Note December Futures	Long	12/30/16	389	84,984,344	55,672
U.S. Treasury 30-Year Bond December Futures	Long	12/20/16	28	4,708,375	32,922
Ultra U.S. Treasury Bond December Futures	Long	12/20/16	40	7,355,000	(40,309)

Total					$45,409

See accompanying notes to the schedules of portfolio investments.

AZL Federated Clover Small Value Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (89.6%):
Aerospace & Defense (1.0%):
33,250	Curtiss-Wright Corp.	$3,029,408

Air Freight & Logistics (0.3%):
24,350	XPO Logistics, Inc.*	892,915

Auto Components (1.0%):
52,875	Tenneco, Inc.*	3,081,026

Banks (13.8%):
116,493	Chemical Financial Corp.	5,140,835
317,975	F.N.B. Corp.	3,911,093
95,450	Great Western Bancorp, Inc.	3,180,394
92,850	Hilltop Holdings, Inc.*	2,085,411
107,975	MB Financial, Inc.	4,107,369
131,875	Popular, Inc.	5,040,262
172,528	Synovus Financial Corp.	5,612,335
87,525	Webster Financial Corp.	3,326,825
113,475	Western Alliance Bancorp*	4,259,852
71,025	Wintrust Financial Corp.	3,946,859

		40,611,235

Biotechnology (0.7%):
66,275	Emergent Biosolutions, Inc.*	2,089,651

Capital Markets (0.8%):
272,375	BGC Partners, Inc., Class A	2,383,281

Chemicals (3.0%):
183,225	Huntsman Corp.	2,981,071
178,825	Olin Corp.	3,669,488
25,850	Scotts Miracle-Gro Co. (The)	2,152,530

		8,803,089

Commercial Services & Supplies (2.7%):
245,925	R.R. Donnelley & Sons Co.	3,865,941
31,225	UniFirst Corp.	4,117,329

		7,983,270

Communications Equipment (1.9%):
86,550	ARRIS International plc*	2,451,962
147,050	Ciena Corp.*	3,205,690

		5,657,652

Construction Materials (0.7%):
114,196	Summit Materials, Inc., Class A*	2,118,336

Containers & Packaging (0.8%):
125,550	Owens-Illinois, Inc.*	2,308,865

Diversified Consumer Services (0.7%):
164,350	Houghton Mifflin Harcourt Co.*	2,203,934

Electric Utilities (1.6%):
109,225	Portland General Electric Co.	4,651,893

Electronic Equipment, Instruments & Components (2.9%):
83,650	Benchmark Electronics, Inc.*	2,087,068
25,700	ePlus, Inc.*	2,426,336
75,650	II-VI, Inc.*	1,840,565
20,075	SYNNEX Corp.	2,290,758

		8,644,727

Energy Equipment & Services (1.8%):
536,550	McDermott International, Inc.*	2,688,116
59,625	U.S. Silica Holdings, Inc.	2,776,140

		5,464,256

Equity Real Estate Investment Trusts (7.1%):
78,960	Colony Starwood Homes	2,266,152
135,475	Healthcare Realty Trust, Inc.	4,614,278
81,900	Highwoods Properties, Inc.	4,268,628
189,925	Kite Realty Group Trust	5,264,720
73,925	LaSalle Hotel Properties	1,764,590
231,700	Lexington Realty Trust	2,386,510

		20,564,878

Shares		Fair Value
Common Stocks, continued
Food Products (1.8%):
109,925	Snyders-Lance, Inc.	$3,691,281
20,325	TreeHouse Foods, Inc.*	1,772,137

		5,463,418

Gas Utilities (1.5%):
70,825	Spire, Inc.	4,514,386

Health Care Equipment & Supplies (1.9%):
28,300	Integra LifeSciences Holdings Corp.*	2,336,165
135,846	Wright Medical Group NV*	3,332,302

		5,668,467

Health Care Providers & Services (3.1%):
21,875	AmSurg Corp.*	1,466,719
101,225	Capital Senior Living Corp.*	1,700,580
26,425	Molina Healthcare, Inc.*	1,541,106
78,125	Owens & Minor, Inc.	2,713,281
15,225	WellCare Health Plans, Inc.*	1,782,695

		9,204,381

Household Durables (0.5%):
68,275	WCI Communities, Inc.*	1,619,483

Household Products (0.8%):
47,750	Energizer Holdings, Inc.	2,385,590

Independent Power & Renewable Electricity Producers (0.5%):
118,300	Dynegy, Inc.*	1,465,737

Insurance (4.7%):
47,249	Argo Group International Holdings, Ltd.	2,665,789
218,200	CNO Financial Group, Inc.	3,331,913
70,575	First American Financial Corp.	2,772,186
179,050	Maiden Holdings, Ltd.	2,272,145
56,100	Validus Holdings, Ltd.	2,794,902

		13,836,935

Internet Software & Services (0.8%):
79,725	Q2 Holdings, Inc.*	2,284,919

IT Services (0.6%):
105,225	Evertec, Inc.	1,765,676

Machinery (6.6%):
92,325	Actuant Corp., Class A	2,145,633
89,250	Barnes Group, Inc.	3,619,087
110,950	Colfax Corp.*	3,487,158
84,875	Kennametal, Inc.	2,463,073
152,075	Manitowoc Foodservice, Inc.*	2,466,657
190,475	Mueller Water Products, Inc., Class A	2,390,461
43,150	Woodward, Inc.	2,696,011

		19,268,080

Media (3.3%):
66,125	Nexstar Broadcasting Group, Inc., Class A	3,816,074
96,450	Sinclair Broadcast Group, Inc., Class A	2,785,476
86,525	Tribune Media Co., Class A	3,159,893

		9,761,443

Metals & Mining (0.9%):
156,350	Commercial Metals Co.	2,531,307

Mortgage Real Estate Investment Trusts (3.6%):
160,575	Colony Financial, Inc.	2,927,282
237,975	Invesco Mortgage Capital, Inc.	3,624,359
306,937	New Residential Investment Corp.	4,238,799

		10,790,440

Oil, Gas & Consumable Fuels (3.7%):
125,650	Golar LNG, Ltd.	2,663,780
112,725	PBF Energy, Inc., Class A	2,552,094
87,975	SemGroup Corp., Class A	3,110,796

Continued

AZL Federated Clover Small Value Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
192,575	WPX Energy, Inc.*	$2,540,064

		10,866,734

Pharmaceuticals (0.7%):
58,250	Medicines Co. (The)*	2,198,355

Professional Services (0.9%):
19,100	Dun & Bradstreet Corp.	2,609,442

Road & Rail (0.9%):
120,150	Werner Enterprises, Inc.	2,795,891

Semiconductors & Semiconductor Equipment (3.0%):
198,925	Cypress Semiconductor Corp.	2,418,928
116,500	MaxLinear, Inc., Class A*	2,361,455
84,175	MKS Instruments, Inc.	4,186,023

		8,966,406

Software (0.3%):
95,700	Rubicon Project, Inc.*	792,396

Specialty Retail (0.8%):
44,700	Asbury Automotive Group, Inc.*	2,488,449

Textiles, Apparel & Luxury Goods (0.4%):
48,225	Skechers U.S.A., Inc., Class A*	1,104,353

Thrifts & Mortgage Finance (2.7%):
42,550	Flagstar Bancorp, Inc.*	1,180,763
381,100	Radian Group, Inc.	5,163,905
47,425	WSFS Financial Corp.	1,730,538

		8,075,206

Tobacco (0.7%):
95,283	Vector Group, Ltd.	2,051,449

Trading Companies & Distributors (3.0%):
134,350	MRC Global, Inc.*	2,207,371
112,375	NOW, Inc.*	2,408,196
71,575	WESCO International, Inc.*	4,401,147

		9,016,714

Water Utilities (1.1%):
107,625	Aqua America, Inc.	3,280,410

Total Common Stocks (Cost $236,459,143)		265,294,483

Contracts, Shares, Notional Amount or Principal Amount		Fair Value

Unaffiliated Investment Company (8.7%):
25,609,147	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(a)	25,609,147

Total Unaffiliated Investment Company (Cost $25,609,147)		25,609,147

Total Investment Securities (Cost $262,068,290)(b) - 98.3%		290,903,630
Net other assets (liabilities) - 1.7%		4,952,410

Net Assets - 100.0%		$295,856,040

Percentages indicated are based on net assets as of September 30, 2016.

*	Non-income producing security.
(a)	The rate represents the effective yield at September 30, 2016.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (59.7%):
Aerospace & Defense (0.7%):
233,596	BAE Systems plc	$1,584,562
19,530	BE Aerospace, Inc.	1,008,920
9,765	KLX, Inc.*	343,728
21,500	United Technologies Corp.	2,184,400

		5,121,610

Air Freight & Logistics (0.1%):
230	CEVA Group plc*(a)(b)	80,378
5,980	United Parcel Service, Inc., Class B	653,973

		734,351

Airlines (0.4%):
222,310	Deutsche Lufthansa AG, Registered Shares	2,473,410

Auto Components (0.2%):
14,591	Compagnie Generale des Establissements Michelin SCA, Class B	1,613,259

Automobiles (1.9%):
14,500	Daimler AG, Registered Shares	1,021,309
186,197	Ford Motor Co.	2,247,398
146,402	General Motors Co.	4,651,191
26,429	Hero MotoCorp, Ltd.	1,361,918
21,088	Hyundai Motor Co.	2,604,236
170,300	Nissan Motor Co., Ltd.	1,667,924

		13,553,976

Banks (7.4%):
85,800	Bangkok Bank Public Co., Ltd.	404,542
31,200	Bank of America Corp.	488,280
1,175,840	Barclays plc	2,563,310
44,020	BNP Paribas SA	2,263,027
49,612	CIT Group, Inc.	1,800,916
131,190	Citigroup, Inc.	6,196,103
92,212	Citizens Financial Group, Inc.	2,278,559
4,483	Columbia Banking System, Inc.	146,684
183,220	Credit Agricole SA	1,807,521
120,800	DBS Group Holdings, Ltd.	1,371,635
1,251	FCB Financial Holdings, Inc.*	48,076
319,752	HSBC Holdings plc	2,375,524
188,962	ING Groep NV	2,329,046
104,530	JPMorgan Chase & Co.	6,960,652
65,384	KB Financial Group, Inc.	2,246,505
47,132	PNC Financial Services Group, Inc.	4,246,121
355,302	Standard Chartered plc*	2,892,936
58,620	SunTrust Banks, Inc.	2,567,556
34,500	U.S. Bancorp	1,479,705
637,326	UniCredit SpA	1,485,195
71,301	Wells Fargo & Co.	3,157,208

		49,109,101

Beverages (0.8%):
6,000	Anheuser-Busch InBev NV, ADR	788,460
20,000	Coca-Cola Co. (The)	846,400
38,735	PepsiCo, Inc.	4,213,206

		5,848,066

Biotechnology (0.8%):
21,560	Amgen, Inc.	3,596,424
3,870	Celgene Corp.*	404,531
20,070	Gilead Sciences, Inc.	1,587,938

		5,588,893

Capital Markets (0.7%):
132,945	Credit Suisse Group AG	1,739,838
61,370	Morgan Stanley	1,967,522
54,400	UBS Group AG	738,908

		4,446,268

Shares		Fair Value
Common Stocks, continued
Chemicals (1.2%):
25,368	AkzoNobel NV	$1,716,468
28,500	BASF SE	2,436,937
66,470	Dow Chemical Co. (The)	3,445,140
35,000	Mosaic Co. (The)	856,100

		8,454,645

Commercial Services & Supplies (0.3%):
28,550	Republic Services, Inc., Class A	1,440,348
451,198	Serco Group plc*	764,217

		2,204,565

Communications Equipment (1.5%):
197,489	Cisco Systems, Inc.	6,264,351
212	NetScout Systems, Inc.*	6,201
178,154	Nokia Oyj	1,032,465
141,172	Nokia Oyj, ADR	817,386
299,040	Telefonaktiebolaget LM Ericsson, Class B	2,158,906

		10,279,309

Construction & Engineering (0.0%):
4,614	FLSmidth & Co. A/S	173,584

Construction Materials (0.6%):
74,448	CRH plc	2,488,959
24,752	LafargeHolcim, Ltd., Registered Shares	1,336,514

		3,825,473

Consumer Finance (0.7%):
44,980	Ally Financial, Inc.	875,761
57,237	Capital One Financial Corp.	4,111,333

		4,987,094

Containers & Packaging (0.6%):
55,358	International Paper Co.	2,656,077
36,939	WestRock Co.	1,790,803

		4,446,880

Diversified Financial Services (0.2%):
45,400	Voya Financial, Inc.	1,308,428

Diversified Telecommunication Services (1.1%):
14,000	BCE, Inc.	646,638
29,820	China Telecom Corp., Ltd., ADR	1,522,013
403,330	Koninklijke (Royal) KPN NV	1,338,680
289,520	Singapore Telecommunications, Ltd.	849,130
222,211	Telefonica SA	2,248,320
84,310	Telstra Corp., Ltd.	334,784
33,000	Verizon Communications, Inc.	1,715,340

		8,654,905

Electric Utilities (0.8%):
18,897	Duke Energy Corp.	1,512,516
31,100	Great Plains Energy, Inc.	848,719
30,430	PG&E Corp.	1,861,403
17,460	Southern Co. (The)	895,698
16,890	Xcel Energy, Inc.	694,855

		5,813,191

Electrical Equipment (0.2%):
40,584	Sensata Technologies Holding NV*	1,573,848

Energy Equipment & Services (0.8%):
62,649	Baker Hughes, Inc.	3,161,895
54,353	Halliburton Co.	2,439,363

		5,601,258

Equity Real Estate Investment Trusts (0.2%):
2,556	Alexander’s, Inc.	1,072,498

Food & Staples Retailing (1.6%):
26,831	CVS Health Corp.	2,387,691
86,955	Kroger Co. (The)	2,580,824

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
47,450	Metro AG	$1,411,725
115,310	Rite Aid Corp.*	886,734
554,724	Tesco plc*	1,314,288
32,043	Walgreens Boots Alliance, Inc.	2,583,307

		11,164,569

Health Care Equipment & Supplies (2.0%):
105,040	Getinge AB, Class B	2,035,874
101,860	Medtronic plc	8,800,704
24,244	Stryker Corp.	2,822,244

		13,658,822

Health Care Providers & Services (0.1%):
6,936	Cigna Corp.	903,900

Household Durables (0.2%):
119,800	Panasonic Corp.	1,198,866

Household Products (0.1%):
9,153	Energizer Holdings, Inc.	457,284

Independent Power & Renewable Electricity Producers (0.0%):
9,786	NRG Energy, Inc.	109,701

Industrial Conglomerates (1.0%):
124,820	General Electric Co.	3,697,168
12,950	Siemens AG, Registered Shares	1,515,769
573,000	Toshiba Corp.*	1,914,787

		7,127,724

Insurance (3.8%):
456,821	AEGON NV	1,750,195
5,513	Alleghany Corp.*	2,894,435
29,328	Allstate Corp. (The)	2,028,911
109,636	American International Group, Inc.	6,505,800
59,283	AXA SA	1,261,156
721,000	China Life Insurance Co., Ltd.	1,879,404
21,886	Chubb, Ltd.	2,749,976
78,181	MetLife, Inc.	3,473,582
637	White Mountains Insurance Group, Ltd.	528,710
78,470	XL Group, Ltd.	2,638,946

		25,711,115

Internet Software & Services (0.6%):
2,990	Alphabet, Inc., Class A*	2,404,140
10,070	LinkedIn Corp., Class A*	1,924,578

		4,328,718

IT Services (0.1%):
57,890	Xerox Corp.	586,426

Life Sciences Tools & Services (0.1%):
35,770	QIAGEN NV*	984,679

Machinery (1.0%):
30,258	Caterpillar, Inc.	2,686,003
123,064	CNH Industrial NV	880,767
16,000	Deere & Co.	1,365,600
3,788	Federal Signal Corp.	50,229
104,536	Navistar International Corp.*	2,392,829

		7,375,428

Marine (0.3%):
1,157	A.P. Moeller - Maersk A/S, Class B	1,702,139

Media (2.5%):
46,955	CBS Corp., Class B	2,570,317
11,792	Charter Communications, Inc., Class A*	3,183,486
33,580	Comcast Corp., Class A	2,227,697
36,860	DISH Network Corp., Class A*	2,019,191
154,081	Sky plc	1,785,092

Shares		Fair Value
Common Stocks, continued
Media, continued
19,999	Time Warner, Inc.	$1,592,120
5,216	Tribune Co.#*(a)(c)	—
69,560	Twenty-First Century Fox, Inc.	1,684,743
86,789	Twenty-First Century Fox, Inc., Class B	2,147,160

		17,209,806

Metals & Mining (1.2%):
83,495	Freeport-McMoRan Copper & Gold, Inc.	906,756
887,340	Glencore International plc*	2,432,183
94,968	MMC Norilsk Nickel PJSC, ADR	1,524,236
60,000	Rio Tinto plc, Registered Shares, ADR	2,004,000
53,005	ThyssenKrupp AG	1,263,638

		8,130,813

Multiline Retail (0.4%):
7,000	Nordstrom, Inc.	363,160
39,600	Target Corp.	2,719,728

		3,082,888

Multi-Utilities (0.5%):
25,000	Dominion Resources, Inc.	1,856,751
11,560	Public Service Enterprise Group, Inc.	484,017
11,070	Sempra Energy	1,186,593

		3,527,361

Oil, Gas & Consumable Fuels (6.6%):
13,500	Anadarko Petroleum Corp.	855,360
54,249	Apache Corp.	3,464,884
60,765	BP plc, ADR	2,136,497
675,295	BP plc	3,932,282
31,000	Chevron Corp.	3,190,520
62,679	CONSOL Energy, Inc.	1,203,437
140,353	ENI SpA	2,022,326
122,600	Galp Energia SGPS SA	1,675,890
131,710	Kinder Morgan, Inc.	3,046,452
1,981,100	Kunlun Energy Co., Ltd.	1,527,503
151,032	Marathon Oil Corp.	2,387,816
13,000	Occidental Petroleum Corp.	947,960
97,696	Petroleo Brasileiro SA, ADR*	811,854
93,709	Royal Dutch Shell plc, ADR	4,692,011
53,258	Royal Dutch Shell plc, Class A	1,321,510
84,163	Royal Dutch Shell plc, Class A	2,105,372
155,815	Royal Dutch Shell plc, Class B	4,042,037
24,460	Total SA	1,159,184
41,240	Total SA, ADR	1,967,148
34,040	W & T Offshore, Inc.*	59,910
502	Warrior Coal LLC Units A*(a)(c)	75,300
1,175	Warrior Coal LLC Units B*(a)(c)	176,250
40,375	Williams Cos., Inc. (The)	1,240,724

		44,042,227

Personal Products (0.1%):
9,153	Edgewell Personal Care Co.*	727,847

Pharmaceuticals (6.0%):
9,187	Allergan plc*	2,115,858
33,500	AstraZeneca plc	2,169,729
100,901	Eli Lilly & Co.	8,098,313
120,704	Merck & Co., Inc.	7,533,137
17,740	Merck KGaA	1,911,462
38,994	Novartis AG, ADR	3,078,966
81,440	Pfizer, Inc.	2,758,373
15,810	Roche Holding AG	3,917,917
15,900	Sanofi-Aventis SA	1,211,300
48,500	Sanofi-Aventis SA, ADR	1,852,215

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
131,023	Teva Pharmaceutical Industries, Ltd., ADR	$6,028,368

		40,675,638

Professional Services (0.2%):
82,892	Reed Elsevier plc	1,572,713

Real Estate Management & Development (0.0%):
2,292	Forestar Group, Inc.*	26,839

Road & Rail (0.2%):
13,000	Union Pacific Corp.	1,267,890

Semiconductors & Semiconductor Equipment (0.7%):
10,000	Analog Devices, Inc.	644,500
76,140	Intel Corp.	2,874,285
15,000	QUALCOMM, Inc.	1,027,500

		4,546,285

Software (3.4%):
76,708	CA, Inc.	2,537,501
9,861	Dell Technologies, Inc., Class V*	471,356
205,928	Microsoft Corp.	11,861,452
91,385	Oracle Corp.	3,589,603
171,419	Symantec Corp.	4,302,616

		22,762,528

Specialty Retail (0.3%):
280,864	Kingfisher plc	1,370,984
5,910	Tiffany & Co.	429,243

		1,800,227

Technology Hardware, Storage & Peripherals (2.7%):
40,949	Apple, Inc.	4,629,284
144,900	Hewlett Packard Enterprise Co.	3,296,475
166,600	Konica Minolta Holdings, Inc.	1,413,537
6,235	Samsung Electronics Co., Ltd.	9,088,419

		18,427,715

Textiles, Apparel & Luxury Goods (0.0%):
5,680	Michael Kors Holdings, Ltd.*	265,767

Tobacco (1.7%):
38,657	Altria Group, Inc.	2,444,283
55,644	British American Tobacco plc	3,557,901
48,508	Imperial Tobacco Group plc	2,499,908
9,083	Philip Morris International, Inc.	883,049
44,703	Reynolds American, Inc.	2,107,746

		11,492,887

Wireless Telecommunication Services (1.1%):
49,000	China Mobile, Ltd.	601,630
38,600	SoftBank Group Corp.	2,500,951
172,550	Turkcell Iletisim Hizmetleri AS, ADR*	1,390,753
1,056,987	Vodafone Group plc	3,030,214

		7,523,548

Total Common Stocks (Cost $371,806,220)		409,276,962

Preferred Stocks (0.5%):
Banks (0.1%):
416	Wells Fargo & Co., Series L, Class A, 0.12%	540,800

Capital Markets (0.0%):
5,600	Morgan Stanley, Series I, 0.91%	156,072

Electric Utilities (0.1%):
20,000	NextEra Energy, Inc., Preferred Shares, 5.55%	1,182,000

Metals & Mining (0.1%):
17,200	Alcoa, Inc., Series 1, 8.22%	562,268

Shares		Fair Value
Preferred Stocks, continued
Pharmaceuticals (0.2%):
500	Allergan plc, Preferred Shares, Series A, 6.68%	$410,815
1,000	Teva Pharmaceutical Industries PFD, 0.14%	813,309

		1,224,124

Total Preferred Stocks (Cost $3,906,399)		3,665,264

Convertible Preferred Stocks (0.1%):
Air Freight & Logistics (0.0%):
49	CEVA Group plc, Series A-2(a)(b)	16,993
6	CEVA Group plc, Series A-1(a)(b)	3,000

		19,993

Equity Real Estate Investment Trusts (0.0%):
2,217	FelCor Lodging Trust, Inc., Series A, 0.80%	55,564

Multi-Utilities (0.1%):
9,300	Dominion Resources, Inc., 6.41%	462,767

Total Convertible Preferred Stocks (Cost $552,528)		538,324

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bond (0.2%):
Energy Equipment & Services (0.2%):
$945,000	Weatherford International plc, 5.88%, 7/1/21	1,060,172

Total Convertible Bond (Cost $945,000)		1,060,172

Floating Rate Loans (0.0%):
Electric Utilities (0.0%):
149,307	Texas Competitive Electric Holdings Co. LLC, 4.68%, 10/10/17(d)(e)	42,953

Software (0.0%):
902	Avaya, Inc., 0.00%, 5/29/20, Callable 11/5/16 @ 100(d)	663

Total Floating Rate Loans (Cost $144,537)		43,616

Corporate Bonds (3.6%):
Aerospace & Defense (0.0%):
200,000	TransDigm Group, Inc., 6.50%, 7/15/24, Callable 7/15/19 @ 103.25	210,500

Banks (0.7%):
500,000	Bank of America Corp., Series AA, 6.10%, 12/29/49, Callable 3/17/25 @ 100(d)	521,250
1,500,000	Citigroup, Inc., Series O, 5.87%, 12/29/49, Callable 3/27/20 @ 100(d)	1,515,150
1,000,000	Citigroup, Inc., Series Q, 5.95%, 12/29/49, Callable 8/15/20 @ 100(d)	1,018,170
250,000	JPMorgan Chase & Co., Series 1, 7.90%, 4/29/49, Callable 4/30/18 @ 100(d)	256,875
1,000,000	JPMorgan Chase & Co., Series Q, 5.15%, 12/29/49, Callable 5/1/23 @ 100, Perpetual Bond(d)	1,005,000

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$ 200,000	Wells Fargo & Co., Series S, 5.90%, 12/31/49, Callable 6/15/24 @ 100(d)	$207,250

		4,523,695

Capital Markets (0.1%):
400,000	Morgan Stanley, Series J, 5.55%, 12/29/49, Callable 7/15/20 @ 100(d)	408,500

Electric Utilities (0.1%):
2,581,000	Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/1/20, Callable 11/7/16 @ 105.75(e)(f)	787,205

Equity Real Estate Investment Trusts (0.1%):
1,000,000	iStar Financial, Inc., 5.00%, 7/1/19, Callable 11/7/16 @ 102.5	997,380

Food Products (0.0%):
161,000	JBS USA LLC / JBS USA Finance Corp., 7.25%, 6/1/21, Callable 11/7/16 @ 103.63(f)	166,434

Health Care Providers & Services (0.2%):
1,300,000	Tenet Healthcare Corp., 8.13%, 4/1/22	1,300,000

Household Durables (0.1%):
544,000	Shea Homes LP, 5.88%, 4/1/23, Callable 4/1/18 @ 104.41(f)	544,000

Independent Power & Renewable Electricity Producers (0.1%):
1,000,000	Calpine Corp., 5.75%, 1/15/25, Callable 10/15/19 @ 102.88	987,500

IT Services (0.2%):
1,600,000	First Data Corp., 7.00%, 12/1/23, Callable 12/1/18 @ 103.5(f)	1,692,000

Media (0.4%):
2,048,000	iHeartcommunications, Inc., 9.00%, 12/15/19, Callable 11/7/16 @ 103	1,620,480
200,000	Sirius XM Radio, Inc., 6.00%, 7/15/24, Callable 7/15/19 @ 103(f)	213,250
1,000,000	Univision Communications, Inc., 5.13%, 5/15/23, Callable 5/15/18 @ 102.56(f)	1,012,500

		2,846,230

Metals & Mining (0.0%):
223,510	Walter Energy, Inc., 11.00%, 4/1/20, Callable 4/1/17 @ 105.5(e)(f)	22

Oil, Gas & Consumable Fuels (0.5%):
2,720,000	Chesapeake Energy Corp., 8.00%, 12/15/22, Callable 12/15/18 @ 104(f)	2,757,400
130,000	NGL Energy Partners LP, 6.88%, 10/15/21, Callable 11/7/16 @ 105.16	123,175

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 300,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24, Callable 2/15/24 @ 100	$322,875
90,000	W & T Offshore, Inc., 9.00%, 5/15/20, Callable 5/15/17 @ 104.5(f)	49,500
80,000	W & T Offshore, Inc., 8.50%, 6/15/21, Callable 6/15/18 @ 104.25(f)	28,800

		3,281,750

Pharmaceuticals (0.4%):
2,476,000	Valeant Pharmaceuticals International, Inc., 6.38%, 10/15/20, Callable 11/7/16 @ 103.19(f)	2,321,250
143,000	Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/21, Callable 11/7/16 @ 103.38(f)	134,420
70,000	Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22, Callable 11/7/16 @ 103.63(f)	64,925

		2,520,595

Road & Rail (0.1%):
500,000	Hertz Corp., 6.75%, 4/15/19, Callable 11/7/16 @ 101.69	511,308

Semiconductors & Semiconductor Equipment (0.2%):
1,000,000	Micron Technology, Inc., 7.50%, 9/15/23, Callable 4/15/19 @ 103.75(f)	1,110,740

Technology Hardware, Storage & Peripherals (0.3%):
400,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 4.42%, 6/15/21, Callable 5/15/21 @ 100(f)	418,048
700,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.45%, 6/15/23, Callable 4/15/23 @ 100(f)	750,019
500,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/26, Callable 3/15/26 @ 100(f)	548,152
378,000	Western Digital Corp., 10.50%, 4/1/24, Callable 4/1/19 @ 107.88(f)	438,480

		2,154,699

Wireless Telecommunication Services (0.1%):
500,000	Sprint Nextel Corp., 11.50%, 11/15/21	571,250

Total Corporate Bonds (Cost $26,124,418)		24,613,808

Foreign Bonds (13.4%):
Sovereign Bonds (13.4%):
1,850,000	Bank Negara Monetary Notes, Series 0915, 0.48%, 10/6/16+(g)	447,689

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$ 7,320,000	Bank Negara Monetary Notes, Series 1015, 1.57%, 10/11/16+(g)	$1,770,689
5,540,000	Bank Negara Monetary Notes, Series 1215, 2.06%, 10/18/16+(g)	1,339,373
7,310,000	Bank Negara Monetary Notes, Series 0416, 2.46%, 4/20/17+(g)	1,745,024
2,800,000	Bank Negara Monetary Notes, Series 0516, 2.50%, 6/22/17+(g)	665,393
2,360,000	Bank Negara Monetary Notes, Series 0316, 2.51%, 7/20/17+(g)	559,712
3,050,000	Bank Negara Monetary Notes, Series 0616, 2.54%, 9/19/17+(g)	720,142
4,180,000	Brazil Nota do Tesouro Nacional, Series NTNF, 0.00%, 1/1/17+(g)(h)	1,306,202
230,000	Brazil Nota do Tesouro Nacional, Series NTNB, 0.00%, 8/15/18+(h)	209,249
4,910,000	Brazil Nota do Tesouro Nacional, Series NTNF, 0.15%, 1/1/19+(h)	1,504,848
19,940,000	Brazil Nota do Tesouro Nacional, Series NTNF, 0.51%, 1/1/21+(g)(h)	5,999,728
910,000	Brazil Nota do Tesouro Nacional, Series NTNB, 0.00%, 8/15/22+(h)	829,673
6,250,000	Brazil Nota do Tesouro Nacional, Series NTNF, 0.65%, 1/1/23+(h)	1,845,822
140,000	Brazil Nota do Tesouro Nacional, Series NTNB, 0.00%, 5/15/45+(h)	133,058
6,854,000,000	Indonesia Government, Series FR16, 7.00%, 5/15/22+	528,783
250,000,000	Indonesia Government, Series FR35, 12.90%, 6/15/22+	24,311
2,213,000,000	Indonesia Government, Series FR43, 10.25%, 7/15/22+	196,226
7,534,000,000	Indonesia Government, Series FR63, 5.63%, 5/15/23+	538,110
3,200,000,000	Indonesia Government, Series FR44, 10.00%, 9/15/24+	287,394
14,527,000,000	Indonesia Government, Series FR56, 8.38%, 9/15/26+	1,209,746
186,000,000	Indonesia Government, Series FR59, 7.00%, 5/15/27+	14,185
3,393,000,000	Indonesia Government, Series FR47, 10.00%, 2/15/28+	314,311
279,000,000	Indonesia Government, Series FR64, 6.13%, 5/15/28+	19,535
1,012,000,000	Indonesia Government, Series FR71, 9.00%, 3/15/29+	88,425
16,550,000,000	Indonesia Government, Series FR68, 8.38%, 3/15/34+	1,382,655
608,200,000	Korea Monetary Stab Bond, Series 1610, 2.22%, 10/2/16+	552,307
350,300,000	Korea Monetary Stab Bond, Series 1702, 1.96%, 2/2/17+	318,773
473,700,000	Korea Monetary Stab Bond, Series 1708, 1.70%, 8/2/17+	431,395
237,200,000	Korea Monetary Stab Bond, Series 1802, 1.49%, 2/2/18+	215,842
714,000,000	Korea Monetary Stab Bond, Series 1808, 1.25%, 8/2/18+	647,784

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$ 518,400,000	Korea Treasury Bond, Series 1812, 1.75%, 12/10/18+	$475,443
2,795,600,000	Korea Treasury Bond, Series 1906, 1.50%, 6/10/19+	2,555,448
10,051,050,000	Korea Treasury Bond, Series 2103, 2.00%, 3/10/21+	9,401,274
317,100,000	Korea Treasury Bond, Series 2109, 1.38%, 9/10/21+	289,473
150,000	Letra do Tesouro Nacional, Series LTN, 0.00%, 10/1/16+(g)(h)	46,131
3,160,000	Letra do Tesouro Nacional, Series LTN, 12.65%, 1/1/17+(g)(h)	941,064
1,820,000	Letra do Tesouro Nacional, Series LTN, 12.05%, 1/1/18+(g)(h)	485,323
3,240,000	Letra do Tesouro Nacional, Series LTN, 12.12%, 1/1/19+(g)(h)	780,254
1,840,000	Letra do Tesouro Nacional, Series LTN, 12.43%, 7/1/19+(g)(h)	420,167
3,080,000	Malaysia Government, Series 0207, 3.81%, 2/15/17+	748,896
15,160,000	Malaysia Government, Series 0214, 3.39%, 3/15/17+	3,682,339
1,876,000	Malaysia Government, Series 0210, 4.01%, 9/15/17+	460,426
4,440,000	Malaysia Government, Series 0512, 3.31%, 10/31/17+	1,083,469
6,012,000	Malaysia Government, Series 2/03, 4.24%, 2/7/18+	1,486,842
3,220,000	Malaysia Government, Series 0213, 3.26%, 3/1/18+	786,870
920,000	Malaysia Treasury Bill, Series 0216, 2.43%, 1/20/17+(g)	220,981
560,000	Malaysia Treasury Bill, Series 1016, 2.47%, 3/10/17+(g)	134,048
1,180,000	Malaysia Treasury Bill, Series 0816, 2.50%, 8/11/17+(g)	279,466
23,384,000	Mexican Cetes, Series BI, 0.00%, 11/10/16+(i)	120,002
554,989,000	Mexican Cetes, Series BI, 0.00%, 12/8/16+(i)	2,837,187
86,641,000	Mexican Cetes, Series BI, 0.00%, 12/22/16+(i)	441,988
398,036,000	Mexican Cetes, Series BI, 0.00%, 2/2/17+(i)	2,019,111
1,627,810	Mexican Udibonos, 3.50%, 12/14/17+(d)(i)	85,877
983,028	Mexican Udibonos, 4.00%, 6/13/19+(d)(i)	52,942
792,765	Mexican Udibonos, 2.50%, 12/10/20+(d)(i)	40,900
8,717,000	Mexico Bonos Desarr, Series M 10, 7.25%, 12/15/16+(d)(i)	451,932
40,370,000	Mexico Bonos Desarr, Series M, 5.00%, 6/15/17+(d)(i)	2,083,810
12,960,000	Mexico Bonos Desarr, Series M, 4.75%, 6/14/18+(d)(i)	662,550
939,784,000	Mexico Cetes, Series BI, 0.00%, 10/13/16+(i)	4,840,095
56,167,000	Mexico Cetes, Series BI, 0.00%, 10/27/16+(i)	288,817

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$ 106,658,000	Mexico Cetes, Series BI, 0.00%, 11/24/16+(i)	$546,247
87,991,000	Mexico Cetes, Series BI, 0.00%, 3/2/17+(i)	444,471
129,124,000	Mexico Cetes, Series BI, 0.00%, 3/30/17+(i)	649,650
297,839,000	Mexico Cetes, Series BI, 0.00%, 5/25/17+(i)	1,486,506
10,000	Nota do Tesouro Nacional, Series NTNB, 0.00%, 5/15/19+(h)	9,264
720,000	Nota do Tesouro Nacional, Series NTNB, 0.00%, 5/15/23+(h)	668,011
16,650,000	Nota do Tesouro Nacional, Series NTNF, 0.63%, 1/1/25+(g)(h)	4,863,514
5,290,000	Nota do Tesouro Nacional, Series NTNF, 0.64%, 1/1/27+(h)	1,523,387
11,350,000	Philippine Government, Series 3-21, 2.88%, 5/22/17+	235,157
4,100,000	Philippine Government, Series 1045, 5.88%, 1/31/18+	88,075
72,792,000	Philippine Government, Series 5-72, 2.13%, 5/23/18+	1,496,334
10,380,000	Philippine Government, Series 7-51, 5.00%, 8/18/18+	224,282
141,980,000	Philippine Government, Series 7-56, 3.88%, 11/22/19+	3,021,812
5,310,000	Philippine Government, Series 5-73, 3.38%, 8/20/20+	111,277
12,720,000	Philippine Treasury Bill, Series 182, 1.02%, 11/2/16+(g)	262,078
1,410,000	Philippine Treasury Bill, Series 364, 0.98%, 12/7/16+(g)	29,024
33,640,000	Philippine Treasury Bill, Series 364, 1.40%, 1/18/17+(g)	690,796
5,000,000	Philippine Treasury Bill, Series 182, 1.39%, 2/8/17+(g)	102,593
27,150,000	Philippine Treasury Bill, Series 364, 1.22%, 2/22/17+(g)	557,171
2,050,000	Philippine Treasury Bill, Series 364, 1.27%, 3/15/17+(g)	42,032
13,740,000	Philippine Treasury Bill, Series 364, 1.38%, 5/3/17+(g)	281,045
8,200,000	Philippine Treasury Bill, Series 364, 1.26%, 6/7/17+(g)	167,639
7,265,000	Poland Government Bond, Series 1016, 4.75%, 10/25/16+	1,904,580
3,343,000	Poland Government Bond, Series 0117, 1.79%, 1/25/17+(d)	875,860
160,000	Poland Government Bond, Series 0417, 4.75%, 4/25/17+	42,594
3,391,000	Poland Government Bond, Series 0121, 1.79%, 1/25/21+(d)	873,986
15,500	Portugal Obrigacoes do Tesouro, 4.95%, 10/25/23+(f)	19,724
38,700	Portugal Obrigacoes do Tesouro, 5.65%, 2/15/24+(f)	50,768
2,250,000	Portugal Obrigacoes do Tesouro, 3.88%, 2/15/30+(f)	2,541,969
174,000,000	Republic of Colombia, 7.75%, 4/14/21+	64,161

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$ 710,000,000	Republic of Colombia, Series B, 10.00%, 7/24/24+	$292,796
42,000,000	Republic of Colombia, 9.85%, 6/28/27+	17,779
27,000,000	Republic of Columbia, 4.38%, 3/21/23, Callable 12/21/22 @ 100+	8,418
374,000,000	Titulos De Tesorria, Series B, 11.25%, 10/24/18+	141,255
223,000,000	Titulos De Tesorria, Series B, 7.00%, 9/11/19+	78,469
202,000,000	Titulos De Tesorria, Series B, 11.00%, 7/24/20+	80,353
393,000,000	Titulos De Tesorria, Series B, 7.00%, 5/4/22+	138,631
3,440,000,000	Titulos De Tesorria, Series B, 7.50%, 8/26/26+	1,235,693
1,498,000,000	Titulos De Tesorria, Series B, 6.00%, 4/28/28+	475,712
4,685,000,000	Titulos De Tesorria, Series B, 7.75%, 9/18/30+	1,714,064

		92,106,686

Total Foreign Bonds (Cost $91,932,526)		92,106,686

Yankee Dollars (2.8%):
Containers & Packaging (0.2%):
500,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.25%, 1/31/19, Callable 11/7/16 @ 103.13(f)	510,625
1,000,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 7.25%, 5/15/24, Callable 5/15/19 @ 105.44(f)	1,065,000

		1,575,625

Diversified Telecommunication Services (0.4%):
500,000	Telecom Italia SpA, 5.30%, 5/30/24(f)	511,185
1,000,000	Virgin Media Secured Finance plc, 5.50%, 1/15/25, Callable 1/15/19 @ 102.75(f)	1,022,500
1,000,000	Ziggo Secured Finance BV, 5.50%, 1/15/27, Callable 1/15/22 @ 102.75(f)	998,750

		2,532,435

Hotels, Restaurants & Leisure (0.5%):
2,600,000	International Game Technology, 6.50%, 2/15/25, Callable 8/15/24 @ 100(f)	2,801,500

Media (0.1%):
500,000	Altice SA, 7.63%, 2/15/25, Callable 2/15/20 @ 103.81(f)	512,500

Multi-Utilities (0.1%):
1,000,000	InterGen NV, 7.00%, 6/30/23, Callable 6/30/18 @ 103.5(f)	845,000

Pharmaceuticals (0.3%):
1,500,000	Mallinckrodt Finance SA, 5.75%, 8/1/22, Callable 8/1/17 @ 104.31(f)	1,479,375

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Pharmaceuticals, continued
$ 800,000	VRX Escrow Corp., 5.88%, 5/15/23, Callable 5/15/18 @ 102.94(f)	$690,000

		2,169,375

Sovereign Bonds (1.2%):
1,550,000	Republic of Portugal, 5.13%, 10/15/24(f)	1,543,912
200,000	Republic of Serbia, 5.25%, 11/21/17(f)	206,500
858,000	Ukraine Government, 7.75%, 9/1/21(f)	832,432
1,088,000	Ukraine Government, 7.75%, 9/1/22(f)	1,050,137
1,088,000	Ukraine Government, 7.75%, 9/1/23(f)	1,044,479
964,000	Ukraine Government, 7.75%, 9/1/24(f)	920,312
964,000	Ukraine Government, 7.75%, 9/1/25(f)	915,096
964,000	Ukraine Government, 7.75%, 9/1/26(f)	911,173
964,000	Ukraine Government, 7.75%, 9/1/27(f)	906,353
2,207,000	Ukraine Government, Series GDP, 0.00%, 5/31/40(d)(f)	705,909

		9,036,303

Total Yankee Dollars (Cost $19,339,446)		19,472,738

Municipal Bond (0.1%):
Puerto Rico (0.1%):
869,000	Puerto Rico Commonwealth, GO, Series A, 8.00%, 7/1/35, Callable 7/1/20 @ 100(e)	568,109

Total Municipal Bond (Cost $740,973)		568,109

U.S. Government Agency Mortgages (1.8%):
12,345,000	Federal Home Loan Bank, 10/3/16(g)	12,345,000

Total U.S. Government Agency Mortgages (Cost $12,344,931)		12,345,000

U.S. Treasury Obligation (0.1%):
U.S. Treasury Bill (0.1%)
1,000,000	0.17%, 12/1/16(g)	999,703

Total U.S. Treasury Obligation (Cost $999,212)		999,703

Securities Held as Collateral for Securities on Loan (0.1%):
$1,010,430	AZL Franklin Templeton Founding Strategy Plus Fund Securities Lending Collateral Account(j)	1,010,430

Total Securities Held as Collateral for Securities on Loan (Cost $1,010,430)		1,010,430

Unaffiliated Investment Company (11.6%):
79,915,421	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(g)	79,915,421

Total Unaffiliated Investment Company (Cost $79,915,421)		79,915,421

Total Investment Securities (Cost $609,762,041)(k) - 94.0%		645,616,233
Net other assets (liabilities) - 6.0%		41,499,027

Contracts, Shares, Notional Amount or Principal Amount	Fair Value
Unaffiliated Investment Company (continued)
Net Assets - 100.0%	$687,115,260

Percentages indicated are based on net assets as of September 30, 2016.

Amounts shown as “—” are either $0 or round to less than $1.

ADR	-	American Depositary Receipt
GO	-	General Obligation

#	Security issued in connection with a pending litigation settlement.
*	Non-income producing security.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2016. The total of all such securities represent 0.05% of the net assets of the fund.
(b)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2016, these securities represent 0.01% of the net assets of the Fund.
(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2016, these securities represent 0.04% of the net assets of the fund.
(d)	Variable rate security. The rate presented represents the rate in effect at September 30, 2016. The date presented represents the final maturity date.
(e)	Defaulted bond.
(f)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(g)	The rate represents the effective yield at September 30, 2016.
(h)	Principal amount is stated in 1,000 Brazilian Real Units.
(i)	Principal amount is stated in 100 Mexican Peso Units.
(j)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2016.
(k)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2016:

Country	Percentage
Australia	0.1	%NM
Belgium	0.1%
Bermuda	0.3%
Brazil	3.4%
Canada	0.2%
China	0.5%
Colombia	0.7%
Denmark	0.3%
Finland	0.3%
France	2.0%
Germany	1.9%
Hong Kong	0.4%
India	0.2%
Indonesia	0.7%
Ireland (Republic of)	1.1%
Israel	1.0%
Italy	0.6%
Japan	1.3%
Luxembourg	0.3%
Malaysia	2.5%
Mexico	2.6%
Netherlands	1.9%
Philippines	1.1%
Poland	0.6%
Portugal	0.9%
Republic of Korea (South)	4.5%
Russian Federation	0.2%
Serbia (Republic of)	—	%NM
Singapore	0.3%
Spain	0.3%
Sweden	0.6%
Switzerland	2.5%
Thailand	0.1%
Turkey	0.2%
Ukraine	1.2%
United Kingdom	8.0%
United States	57.1%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Forward Currency Contracts

At September 30, 2016, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Citibank	11/3/16	9,400,000	$7,101,041	$7,186,998	$(85,957)
Australian Dollar	JPMorgan Chase	12/12/16	1,572,000	1,118,759	1,200,845	(82,086)
Australian Dollar	JPMorgan Chase	12/13/16	2,319,000	1,711,225	1,771,434	(60,209)
Australian Dollar	Citibank	12/14/16	1,563,000	1,153,682	1,193,914	(40,232)
Australian Dollar	JPMorgan Chase	12/14/16	781,000	559,102	596,575	(37,473)
Australian Dollar	Citibank	3/13/17	1,553,000	1,186,756	1,183,867	2,889
British Pound	Credit Suisse First Boston	10/24/16	55,305	71,959	71,704	255
British Pound	HSBC Bank	10/24/16	73,451	95,887	95,230	657
British Pound	State Street	10/24/16	44,875	58,405	58,181	224
British Pound	Banco Sandler	11/23/16	26,674	35,546	34,600	946
British Pound	Bank of America	11/23/16	47,579	63,991	61,718	2,273
British Pound	Credit Suisse First Boston	11/23/16	78,058	103,117	101,254	1,863
British Pound	HSBC Bank	11/23/16	8,559,243	12,487,772	11,102,721	1,385,051
British Pound	SSB Soft Dollar	11/23/16	75,107	100,246	97,426	2,820
British Pound	State Street	11/23/16	147,475	206,760	191,299	15,461
European Euro	State Street	10/3/16	49,000	54,615	55,045	(430)
European Euro	Barclays Bank	10/6/16	306,889	342,322	344,796	(2,474)
European Euro	HSBC Bank	10/6/16	380,000	425,814	426,938	(1,124)
European Euro	JPMorgan Chase	10/6/16	1,394,500	1,555,007	1,566,749	(11,742)
European Euro	Citibank	10/11/16	1,704,605	1,918,201	1,915,607	2,594
European Euro	Deutsche Bank	10/11/16	612,660	694,651	688,497	6,154
European Euro	Goldman Sachs	10/11/16	317,570	356,393	356,880	(487)
European Euro	HSBC Bank	10/11/16	15,000	16,888	16,857	31
European Euro	Morgan Stanley	10/11/16	43,000	48,409	48,323	86
European Euro	Standard Charter	10/12/16	76,800	86,705	86,311	394
European Euro	HSBC Bank	10/13/16	73,000	82,790	82,044	746
European Euro	JPMorgan Chase	10/13/16	1,058,000	1,210,479	1,189,074	21,405
European Euro	Barclays Bank	10/17/16	62,000	71,350	69,694	1,656
European Euro	Deutsche Bank	10/17/16	320,000	367,274	359,712	7,562
European Euro	Bank of America	10/18/16	32,086	35,847	36,070	(223)
European Euro	Credit Suisse First Boston	10/18/16	5,642,105	6,238,593	6,342,581	(103,988)
European Euro	Goldman Sachs	10/18/16	87,000	96,983	97,801	(818)
European Euro	HSBC Bank	10/18/16	33,458	37,455	37,612	(157)
European Euro	HSBC Bank	10/18/16	100,877	113,359	113,401	(42)
European Euro	State Street	10/18/16	33,458	37,503	37,612	(109)
European Euro	State Street	10/18/16	121,319	135,541	136,381	(840)
European Euro	State Street	10/18/16	555,010	618,952	623,915	(4,963)
European Euro	Barclays Bank	10/19/16	82,000	91,402	92,185	(783)
European Euro	State Street	10/21/16	237,800	266,224	267,361	(1,137)
European Euro	Barclays Bank	10/24/16	3,724,000	4,262,613	4,187,517	75,096
European Euro	Barclays Bank	10/27/16	175,515	195,396	197,389	(1,993)
European Euro	State Street	10/31/16	2,644,544	2,918,686	2,974,667	(55,981)
European Euro	Barclays Bank	11/1/16	17,912	19,942	20,149	(207)
European Euro	HSBC Bank	11/1/16	180,000	200,542	202,478	(1,936)
European Euro	JPMorgan Chase	11/1/16	380,000	423,050	427,454	(4,404)

See accompanying notes to the schedules of portfolio investments.

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
European Euro	Banco Sandler	11/4/16	74,387	$83,016	$83,687	$(671)
European Euro	Bank of America	11/4/16	74,970	83,517	84,343	(826)
European Euro	Barclays Bank	11/4/16	306,889	345,599	345,258	341
European Euro	Citibank	11/4/16	380,000	427,774	427,509	265
European Euro	Credit Suisse First Boston	11/4/16	99,641	110,927	112,099	(1,172)
European Euro	Deutsche Bank	11/4/16	7,376	8,215	8,298	(83)
European Euro	HSBC Bank	11/4/16	183,438	204,574	206,372	(1,798)
European Euro	SSB Soft Dollar	11/4/16	37,193	41,572	41,843	(271)
European Euro	State Street	11/4/16	160,594	179,120	180,672	(1,552)
European Euro	HSBC Bank	11/8/16	1,113,075	1,245,408	1,252,451	(7,043)
European Euro	State Street	11/8/16	312,372	349,341	351,486	(2,145)
European Euro	Citibank	11/9/16	1,793,000	1,969,476	2,017,600	(48,124)
European Euro	Citibank	11/10/16	44,168	49,144	49,703	(559)
European Euro	Barclays Bank	11/14/16	112,000	124,597	126,057	(1,460)
European Euro	Citibank	11/14/16	1,937,787	2,094,475	2,180,990	(86,515)
European Euro	Goldman Sachs	11/14/16	142,000	159,347	159,822	(475)
European Euro	JPMorgan Chase	11/14/16	518,008	567,477	583,021	(15,544)
European Euro	Standard Charter	11/14/16	56,000	62,820	63,028	(208)
European Euro	State Street	11/14/16	180,000	200,641	202,591	(1,950)
European Euro	Barclays Bank	11/15/16	1,698,012	1,901,009	1,911,204	(10,195)
European Euro	JPMorgan Chase	11/15/16	2,197,000	2,460,310	2,472,841	(12,531)
European Euro	Standard Charter	11/15/16	37,000	41,483	41,645	(162)
European Euro	State Street	11/15/16	1,107,961	1,241,958	1,247,070	(5,112)
European Euro	JPMorgan Chase	11/16/16	30,000	33,599	33,768	(169)
European Euro	Deutsche Bank	11/17/16	335,703	364,815	377,884	(13,069)
European Euro	Morgan Stanley	11/17/16	66,000	74,168	74,293	(125)
European Euro	Barclays Bank	11/18/16	237,000	268,585	266,790	1,795
European Euro	Morgan Stanley	11/18/16	277,000	313,777	311,818	1,959
European Euro	Deutsche Bank	11/21/16	963,000	1,039,125	1,084,186	(45,061)
European Euro	HSBC Bank	11/21/16	78,849	89,177	88,772	405
European Euro	State Street	11/21/16	93,863	106,256	105,675	581
European Euro	Bank of America	11/22/16	16,935	19,235	19,067	168
European Euro	JPMorgan Chase	11/22/16	595,215	676,645	670,147	6,498
European Euro	State Street	11/22/16	133,000	151,128	149,743	1,385
European Euro	State Street	11/23/16	149,406	169,784	168,222	1,562
European Euro	Barclays Bank	11/25/16	372,817	423,953	419,805	4,148
European Euro	Goldman Sachs	11/25/16	289,000	327,816	325,424	2,392
European Euro	Bank of America	11/28/16	75,988	85,918	85,576	342
European Euro	JPMorgan Chase	11/28/16	172,504	194,930	194,270	660
European Euro	Standard Charter	11/30/16	380,000	430,561	427,990	2,571
European Euro	Goldman Sachs	12/2/16	760,000	814,834	856,071	(41,237)
European Euro	State Street	12/13/16	285,500	321,307	321,780	(473)
European Euro	Bank of America	12/15/16	433,000	488,441	488,076	365
European Euro	Citibank	12/15/16	10,643	12,009	11,997	12
European Euro	JPMorgan Chase	12/15/16	97,000	107,954	109,338	(1,384)
European Euro	Morgan Stanley	12/15/16	66,000	74,386	74,395	(9)
European Euro	JPMorgan Chase	12/16/16	15,000	16,893	16,909	(16)
European Euro	Barclays Bank	12/22/16	437,869	491,330	493,750	(2,420)
European Euro	Morgan Stanley	12/23/16	366,000	410,537	412,731	(2,194)
European Euro	Deutsche Bank	1/23/17	1,415,000	1,561,852	1,597,975	(36,123)
European Euro	JPMorgan Chase	1/23/17	910,000	1,004,322	1,027,673	(23,351)
European Euro	Goldman Sachs	1/27/17	197,000	216,186	222,514	(6,328)
European Euro	HSBC Bank	1/31/17	3,401,418	3,753,634	3,842,638	(89,004)
European Euro	Deutsche Bank	2/3/17	2,280,000	2,515,570	2,576,101	(60,531)
European Euro	Barclays Bank	2/8/17	229,000	259,486	258,798	688
European Euro	Goldman Sachs	2/9/17	181,000	204,313	204,561	(248)
European Euro	Deutsche Bank	2/10/17	1,411,000	1,589,238	1,594,745	(5,507)
European Euro	Goldman Sachs	2/13/17	61,000	69,455	68,953	502
European Euro	Goldman Sachs	2/16/17	17,000	19,386	19,219	167
European Euro	Barclays Bank	2/22/17	339,000	380,816	383,352	(2,536)
European Euro	Bank of America	2/28/17	76,694	85,520	86,751	(1,231)
European Euro	Deutsche Bank	2/28/17	277,730	309,988	314,150	(4,162)
European Euro	Deutsche Bank	3/7/17	43,000	47,666	48,654	(988)
Japanese Yen	JPMorgan Chase	10/6/16	82,325,000	742,777	812,178	(69,401)

See accompanying notes to the schedules of portfolio investments.

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Japanese Yen	Deutsche Bank	10/7/16	399,565,980	$3,354,456	$3,942,097	$(587,641)
Japanese Yen	JPMorgan Chase	10/7/16	82,325,000	690,959	812,214	(121,255)
Japanese Yen	HSBC Bank	10/11/16	163,800,000	1,378,382	1,616,327	(237,945)
Japanese Yen	Barclays Bank	10/13/16	82,900,000	697,782	818,103	(120,321)
Japanese Yen	Deutsche Bank	10/13/16	81,800,000	688,726	807,248	(118,522)
Japanese Yen	Morgan Stanley	10/17/16	68,447,040	579,559	675,592	(96,033)
Japanese Yen	JPMorgan Chase	10/19/16	33,615,000	286,234	331,819	(45,585)
Japanese Yen	Barclays Bank	10/24/16	26,770,000	225,417	264,309	(38,892)
Japanese Yen	Deutsche Bank	10/28/16	20,662,500	172,461	204,044	(31,583)
Japanese Yen	Barclays Bank	11/7/16	536,000,000	4,971,364	5,295,206	(323,842)
Japanese Yen	JPMorgan Chase	11/7/16	91,650,000	764,221	905,421	(141,200)
Japanese Yen	Citibank	11/14/16	99,753,000	819,730	985,749	(166,019)
Japanese Yen	Goldman Sachs	11/14/16	7,475,000	68,956	73,867	(4,911)
Japanese Yen	HSBC Bank	11/14/16	3,336,000	27,393	32,966	(5,573)
Japanese Yen	JPMorgan Chase	11/14/16	36,450,000	299,062	360,195	(61,133)
Japanese Yen	Standard Charter	11/14/16	5,588,000	51,551	55,220	(3,669)
Japanese Yen	Citibank	11/16/16	5,587,000	46,050	55,215	(9,165)
Japanese Yen	Deutsche Bank	11/18/16	6,194,000	51,006	61,218	(10,212)
Japanese Yen	Citibank	11/21/16	16,280,000	141,362	160,923	(19,561)
Japanese Yen	HSBC Bank	11/25/16	1,616,000	14,858	15,976	(1,118)
Japanese Yen	Goldman Sachs	12/2/16	48,990,000	403,061	484,497	(81,436)
Japanese Yen	HSBC Bank	12/9/16	76,900,000	719,364	760,852	(41,488)
Japanese Yen	Citibank	12/12/16	95,140,000	896,249	941,496	(45,247)
Japanese Yen	Deutsche Bank	12/13/16	21,300,000	201,327	210,796	(9,469)
Japanese Yen	HSBC Bank	12/13/16	64,350,000	607,649	636,841	(29,192)
Japanese Yen	JPMorgan Chase	12/13/16	59,620,000	562,753	590,030	(27,277)
Japanese Yen	HSBC Bank	12/16/16	69,320,000	658,560	686,155	(27,595)
Japanese Yen	Goldman Sachs	1/10/17	23,997,000	204,829	237,855	(33,026)
Japanese Yen	JPMorgan Chase	1/10/17	164,650,000	1,516,812	1,631,990	(115,178)
Japanese Yen	State Street	1/10/17	5,989,000	59,399	59,362	37
Japanese Yen	Barclays Bank	1/11/17	60,420,000	604,993	598,903	6,090
Japanese Yen	Barclays Bank	1/13/17	101,530,000	997,883	1,006,491	(8,608)
Japanese Yen	Deutsche Bank	1/13/17	26,073,000	223,816	258,468	(34,652)
Japanese Yen	Citibank	1/17/17	1,520,000	13,053	15,071	(2,018)
Japanese Yen	Standard Charter	1/17/17	4,550,000	38,956	45,113	(6,157)
Japanese Yen	HSBC Bank	1/19/17	5,640,000	53,786	55,926	(2,140)
Japanese Yen	JPMorgan Chase	1/19/17	33,615,000	290,351	333,325	(42,974)
Japanese Yen	Standard Charter	1/19/17	7,340,000	70,067	72,783	(2,716)
Japanese Yen	Deutsche Bank	1/23/17	38,540,000	333,896	382,231	(48,335)
Japanese Yen	JPMorgan Chase	1/25/17	115,000,000	1,090,988	1,140,648	(49,660)
Japanese Yen	Morgan Stanley	1/25/17	50,187,445	475,589	497,793	(22,204)
Japanese Yen	Goldman Sachs	1/27/17	7,610,000	64,964	75,488	(10,524)
Japanese Yen	JPMorgan Chase	1/27/17	40,100,000	342,328	397,775	(55,447)
Japanese Yen	HSBC Bank	1/31/17	9,353,364	79,875	92,799	(12,924)
Japanese Yen	Citibank	2/8/17	46,922,100	467,678	465,704	1,974
Japanese Yen	JPMorgan Chase	2/8/17	100,100,000	864,933	993,496	(128,563)
Japanese Yen	Standard Charter	2/8/17	100,170,000	867,408	994,191	(126,783)
Japanese Yen	Barclays Bank	2/9/17	100,180,000	868,675	994,336	(125,661)
Japanese Yen	Citibank	2/9/17	5,590,000	48,482	55,483	(7,001)
Japanese Yen	JPMorgan Chase	2/9/17	100,400,000	868,482	996,519	(128,037)
Japanese Yen	Citibank	2/10/17	2,240,000	22,011	22,234	(223)
Japanese Yen	Citibank	2/16/17	106,980,000	962,890	1,062,169	(99,279)
Japanese Yen	Deutsche Bank	2/16/17	2,240,000	19,772	22,240	(2,468)
Japanese Yen	Goldman Sachs	2/16/17	40,515,860	363,752	402,268	(38,516)
Japanese Yen	HSBC Bank	2/16/17	53,860,000	478,054	534,758	(56,704)
Japanese Yen	JPMorgan Chase	2/16/17	127,121,000	1,200,061	1,262,142	(62,081)
Japanese Yen	Barclays Bank	2/27/17	17,870,000	161,617	177,515	(15,898)
Japanese Yen	HSBC Bank	2/27/17	4,020,000	36,300	39,933	(3,633)
Japanese Yen	Barclays Bank	2/28/17	35,700,000	352,081	354,648	(2,567)
Japanese Yen	JPMorgan Chase	2/28/17	22,800,000	224,874	226,498	(1,624)
Japanese Yen	Deutsche Bank	3/1/17	11,991,000	107,762	119,125	(11,363)
Japanese Yen	JPMorgan Chase	3/3/17	9,700,000	87,016	96,374	(9,358)
Japanese Yen	HSBC Bank	3/6/17	4,600,000	40,962	45,709	(4,747)
Japanese Yen	Barclays Bank	3/9/17	64,145,400	637,720	637,490	230

See accompanying notes to the schedules of portfolio investments.

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Japanese Yen	JPMorgan Chase	3/16/17	44,142,850	$432,824	$438,841	$(6,017)
Japanese Yen	Barclays Bank	3/21/17	36,981,755	363,564	367,734	(4,170)
Japanese Yen	Citibank	3/23/17	46,322,000	458,656	460,652	(1,996)
Japanese Yen	Morgan Stanley	3/23/17	7,060,000	69,916	70,209	(293)
Japanese Yen	State Street	3/23/17	20,538,000	203,427	204,241	(814)
Japanese Yen	Barclays Bank	3/24/17	25,522,830	252,725	253,825	(1,100)
Japanese Yen	JPMorgan Chase	3/24/17	2,255,332	20,489	22,429	(1,940)
Japanese Yen	Citibank	4/13/17	3,500,000	32,895	34,843	(1,948)
Japanese Yen	Bank of America	4/18/17	32,710,000	304,157	325,714	(21,557)
Japanese Yen	JPMorgan Chase	4/20/17	63,490,000	592,996	632,275	(39,279)
Japanese Yen	JPMorgan Chase	4/21/17	44,080,000	408,748	439,000	(30,252)
Japanese Yen	Deutsche Bank	5/16/17	45,848,000	427,770	457,201	(29,431)
Japanese Yen	Bank of America	5/18/17	84,777,550	790,688	845,498	(54,810)
Japanese Yen	Citibank	5/18/17	84,652,200	789,132	844,247	(55,115)
Japanese Yen	Bank of America	5/19/17	84,522,875	785,164	843,001	(57,837)
Japanese Yen	HSBC Bank	5/19/17	84,820,600	787,929	845,971	(58,042)
Japanese Yen	Bank of America	5/22/17	84,752,500	784,343	845,423	(61,080)
Japanese Yen	JPMorgan Chase	5/22/17	5,564,000	51,657	55,502	(3,845)
Japanese Yen	Citibank	6/8/17	51,300,000	485,961	512,179	(26,218)
Japanese Yen	Citibank	6/16/17	2,416,000	23,173	24,131	(958)
Japanese Yen	JPMorgan Chase	6/16/17	25,100,000	240,644	250,702	(10,058)
Japanese Yen	Morgan Stanley	6/16/17	41,392,500	396,860	413,433	(16,573)
Japanese Yen	Deutsche Bank	6/19/17	69,210,000	662,696	691,385	(28,689)
Japanese Yen	Citibank	6/20/17	54,180,000	527,877	541,269	(13,392)
Japanese Yen	State Street	6/22/17	69,330,000	673,630	692,692	(19,062)
Japanese Yen	Barclays Bank	6/30/17	16,411,000	162,733	164,034	(1,301)
Japanese Yen	JPMorgan Chase	7/14/17	66,000,000	645,035	660,172	(15,137)
Japanese Yen	Citibank	7/25/17	74,785,000	716,263	748,470	(32,207)
Japanese Yen	Barclays Bank	7/31/17	8,700,000	83,763	87,099	(3,336)
Japanese Yen	State Street	7/31/17	128,714,781	1,239,860	1,288,614	(48,754)
Japanese Yen	Barclays Bank	8/15/17	2,240,000	22,521	22,443	78
Japanese Yen	JPMorgan Chase	8/28/17	4,000,000	40,489	40,103	386
Japanese Yen	Citibank	9/19/17	2,260,084	22,357	22,685	(328)
Korean Won	Credit Suisse First Boston	10/14/16	495,265,503	440,845	449,798	(8,953)
Korean Won	HSBC Bank	10/14/16	836,074,293	744,691	759,319	(14,628)
Korean Won	State Street	10/14/16	18,690,825	16,992	16,975	17
Korean Won	HSBC Bank	10/18/16	4,460,000,000	3,851,967	4,050,679	(198,712)
Korean Won	HSBC Bank	10/28/16	928,000,000	837,999	842,895	(4,896)
Korean Won	HSBC Bank	11/2/16	6,094,000,000	5,292,532	5,534,966	(242,434)
Korean Won	Bank of America	11/14/16	219,932,381	190,471	199,721	(9,250)
Korean Won	Citibank	11/14/16	1,065,000,000	910,996	967,127	(56,131)
Korean Won	Credit Suisse First Boston	11/14/16	299,315,099	262,032	271,808	(9,776)
Korean Won	HSBC Bank	11/14/16	961,796,133	843,370	873,407	(30,037)
Korean Won	Citibank	11/16/16	1,067,000,000	911,888	968,914	(57,026)
Korean Won	HSBC Bank	11/17/16	3,574,000,000	3,046,499	3,245,403	(198,904)
Korean Won	HSBC Bank	11/18/16	1,971,000,000	1,679,233	1,789,757	(110,524)
Korean Won	Bank of America	11/24/16	337,754,381	300,734	306,747	(6,013)
Korean Won	HSBC Bank	11/25/16	927,000,000	777,685	841,669	(63,984)
Korean Won	HSBC Bank	12/2/16	1,118,000,000	943,460	1,015,021	(71,561)
Korean Won	Goldman Sachs	12/7/16	1,161,000,000	1,042,986	1,054,052	(11,066)
Korean Won	Citibank	12/15/16	797,000,000	678,182	723,574	(45,392)
Korean Won	Citibank	3/20/17	1,062,000,000	969,465	964,849	4,616
Korean Won	HSBC Bank	3/20/17	534,000,000	489,145	485,150	3,995
Korean Won	HSBC Bank	3/27/17	923,000,000	824,365	838,618	(14,253)
Korean Won	HSBC Bank	4/25/17	1,233,000,000	1,081,721	1,120,451	(38,730)
Korean Won	HSBC Bank	4/26/17	343,000,000	299,315	311,692	(12,377)

				$157,654,528	$162,713,033	$(5,058,505)

Long Contracts:
Australian Dollar	JPMorgan Chase	12/13/16	2,319,000	$1,761,642	$1,771,434	$9,792
British Pound	State Street	10/24/16	8,422	11,209	10,919	(290)
British Pound	Bank of America	11/23/16	439,010	599,368	569,467	(29,901)
British Pound	Credit Suisse First Boston	11/23/16	84,763	112,171	109,951	(2,220)
British Pound	HSBC Bank	11/23/16	206,126	280,265	267,378	(12,887)
British Pound	State Street	11/23/16	332,685	446,375	431,546	(14,829)

See accompanying notes to the schedules of portfolio investments.

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Chilean Peso	Morgan Stanley	10/3/16	35,387,000	$52,105	$53,803	$1,698
Chilean Peso	State Street	10/3/16	137,677,000	203,603	209,326	5,723
Chilean Peso	JPMorgan Chase	10/11/16	493,000	734	749	15
Chilean Peso	Morgan Stanley	10/11/16	120,342,700	179,233	182,847	3,614
Chilean Peso	Deutsche Bank	10/12/16	21,398,500	32,003	32,510	507
Chilean Peso	JPMorgan Chase	10/12/16	7,300,000	11,045	11,091	46
Chilean Peso	State Street	10/14/16	21,398,500	32,178	32,504	326
Chilean Peso	Morgan Stanley	10/17/16	2,500,000	3,694	3,797	103
Chilean Peso	State Street	10/18/16	990,000	1,489	1,503	14
Chilean Peso	State Street	10/20/16	119,358,000	176,083	181,213	5,130
Chilean Peso	Barclays Bank	10/24/16	12,000,000	18,255	18,213	(42)
Chilean Peso	JPMorgan Chase	10/24/16	990,530,400	1,478,624	1,503,343	24,719
Chilean Peso	State Street	10/24/16	122,326,000	181,036	185,656	4,620
Chilean Peso	Morgan Stanley	10/28/16	31,392,500	47,028	47,629	601
Chilean Peso	State Street	10/28/16	31,364,000	47,263	47,585	322
Chilean Peso	Morgan Stanley	11/7/16	120,338,000	181,601	182,428	827
Chilean Peso	State Street	11/8/16	41,112,000	61,953	62,319	366
Chilean Peso	State Street	11/9/16	25,345,000	38,193	38,416	223
Chilean Peso	Morgan Stanley	11/14/16	10,290,000	15,744	15,590	(154)
Chilean Peso	Morgan Stanley	11/16/16	10,290,000	15,786	15,588	(198)
Chilean Peso	State Street	11/17/16	100,923,500	154,554	152,873	(1,681)
Chilean Peso	JPMorgan Chase	11/22/16	3,900,000	5,885	5,905	20
Chilean Peso	State Street	11/25/16	513,000	761	777	16
Chilean Peso	Citibank	11/30/16	497,000	746	752	6
Chilean Peso	State Street	12/12/16	19,548,500	29,339	29,550	211
European Euro	Bank of America	11/4/16	11,398	12,738	12,823	85
European Euro	Credit Suisse First Boston	11/4/16	22,067	24,712	24,826	114
European Euro	HSBC Bank	11/4/16	92,664	103,821	104,249	428
European Euro	State Street	11/4/16	181,301	203,872	203,968	96
European Euro	State Street	11/4/16	42,395	47,662	47,695	33
European Euro	Citibank	11/9/16	471,869	538,662	530,977	(7,685)
Indian Rupee	HSBC Bank	10/13/16	258,409,000	3,770,347	3,872,613	102,266
Indian Rupee	JPMorgan Chase	10/18/16	5,537,000	81,714	82,907	1,193
Indian Rupee	State Street	10/20/16	8,080,848	118,860	120,953	2,093
Indian Rupee	JPMorgan Chase	10/25/16	26,253,400	385,549	392,612	7,063
Indian Rupee	State Street	10/27/16	4,760,000	69,817	71,159	1,342
Indian Rupee	JPMorgan Chase	10/28/16	123,553,500	212,662	216,579	3,917
Indian Rupee	State Street	10/28/16	15,866,666	232,679	237,156	4,477
Indian Rupee	State Street	11/8/16	7,933,333	117,011	118,351	1,340
Indian Rupee	JPMorgan Chase	11/9/16	5,537,000	81,891	82,588	697
Indian Rupee	HSBC Bank	11/16/16	8,549,600	126,311	127,368	1,057
Indian Rupee	JPMorgan Chase	11/23/16	26,253,400	388,091	390,634	2,543
Indian Rupee	JPMorgan Chase	11/30/16	5,537,000	81,625	82,288	663
Indian Rupee	Citibank	12/14/16	25,456,000	379,827	377,498	(2,329)
Indian Rupee	HSBC Bank	1/23/17	8,645,260	126,763	127,437	674
Indonesian Rupiah	JPMorgan Chase	3/15/17	28,206,170,975	2,023,398	2,112,388	88,990
Korean Won	HSBC Bank	10/18/16	4,460,000,000	4,058,087	4,050,679	(7,408)
Korean Won	HSBC Bank	11/2/16	5,680,000,000	5,167,253	5,158,945	(8,308)
Korean Won	Credit Suisse First Boston	11/14/16	69,073,312	62,001	62,725	724
Korean Won	HSBC Bank	11/14/16	122,027,978	109,700	110,814	1,114
Malaysian Ringgit	HSBC Bank	3/14/17	13,999,000	3,420,230	3,362,739	(57,491)
Malaysian Ringgit	HSBC Bank	7/31/17	8,763,000	2,129,009	2,094,548	(34,461)
Mexican Peso	Deutsche Bank	10/17/16	19,592,000	1,146,804	1,008,873	(137,931)
Mexican Peso	Citibank	10/24/16	6,418,829	376,648	330,288	(46,360)
Mexican Peso	HSBC Bank	11/22/16	51,197,819	2,723,288	2,625,622	(97,666)
Mexican Peso	HSBC Bank	1/30/17	11,680,000	614,155	594,507	(19,648)
Mexican Peso	HSBC Bank	3/10/17	10,223,640	554,818	518,132	(36,686)
Mexican Peso	JPMorgan Chase	3/14/17	28,297,935	1,550,912	1,433,496	(117,416)
Mexican Peso	HSBC Bank	9/7/17	11,644,900	602,520	577,510	(25,010)

				$37,823,402	$37,442,609	$(380,793)

See accompanying notes to the schedules of portfolio investments.

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

At September 30, 2016, the Fund’s open forward cross currency contracts were as follows:

Purchase/Sale	Counterparty	Amount Purchased	Amount Sold	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Indonesian Rupiah/European Euro	JPMorgan Chase	123,553,500 INR	1,643,484 EUR	$1,811,550	$1,809,891	$(1,659)
Malaysian Ringgit/European Euro	JPMorgan Chase	1,580,000 MYR	351,924 EUR	388,694	371,565	(17,129)
Malaysian Ringgit/European Euro	JPMorgan Chase	8,549,000 MYR	1,926,696 EUR	2,144,875	2,027,485	(117,390)
Indonesian Rupiah/Australian Dollar	JPMorgan Chase	37,360,000,000 IDR	3,690,606 AUD	2,699,409	2,700,588	1,179
Korean Won/European Euro	JPMorgan Chase	787,640,500 KRW	595,470 EUR	686,267	732,325	46,058
Mexican Peso/European Euro	Citibank	10,131,020 MXN	471,869 EUR	541,988	528,852	(13,136)
Mexican Peso/European Euro	Citibank	283,100 MXN	13,744 EUR	15,808	14,722	(1,086)
Mexican Peso/European Euro	Citibank	18,448,180 MXN	831,282 EUR	927,943	904,979	(22,964)
Mexican Peso/European Euro	Citibank	787,100 MXN	37,788 EUR	43,607	40,478	(3,129)

				$9,260,141	$9,130,885	$(129,256)

Over-the-Counter Interest Rate Swap Agreements

At September 30, 2016, the Fund’s open over-the-counter interest rate swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month Interest Rate Swap	3.018%	8/22/23	JPMorgan Chase	3,910,000 USD	$(454,005)	$(454,005)
Pay	3-Month Interest Rate Swap	3.848	8/22/43	JPMorgan Chase	2,230,000 USD	(1,005,650)	(1,005,650)

						$(1,459,655)	$(1,459,655)

Centrally Cleared Interest Rate Swap Agreements

At September 30, 2016, the Fund’s open centrally cleared interest rate swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Clearing Agent	Notional Amount	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month Interest Rate Swap	0.926%	10/17/17	JPMorgan Securities LLC	9,940,000 USD	$—	$1,311	$1,311
Pay	3-Month Interest Rate Swap	2.731	7/7/24	JPMorgan Securities LLC	1,840,000 USD	—	(156,233)	(156,233)
Pay	3-Month Interest Rate Swap	1.914	1/22/25	JPMorgan Securities LLC	3,430,000 USD	—	(145,353)	(145,353)
Pay	3-Month Interest Rate Swap	1.970	1/23/25	JPMorgan Securities LLC	4,290,000 USD	—	(200,492)	(200,492)
Pay	3-Month Interest Rate Swap	1.973	1/27/25	JPMorgan Securities LLC	2,530,000 USD	—	(118,963)	(118,963)
Pay	3-Month Interest Rate Swap	1.937	1/29/25	JPMorgan Securities LLC	640,000 USD	—	(28,296)	(28,296)
Pay	3-Month Interest Rate Swap	1.942	1/30/25	JPMorgan Securities LLC	540,000 USD	—	(24,056)	(24,056)
Pay	3-Month Interest Rate Swap	1.817	2/3/25	JPMorgan Securities LLC	840,000 USD	—	(29,092)	(29,092)
Pay	3-Month Interest Rate Swap	1.985	3/27/25	JPMorgan Securities LLC	600,000 USD	—	(28,880)	(28,880)
Pay	3-Month Interest Rate Swap	1.978	3/27/25	JPMorgan Securities LLC	600,000 USD	—	(28,528)	(28,528)

							$(758,582)	$(758,582)

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks+ (99.3%):
Aerospace & Defense (1.7%):
8,497	Boeing Co. (The)	$1,119,394
4,920	Raytheon Co.	669,760
1,373	TransDigm Group, Inc.*	396,962
9,825	United Technologies Corp.	998,220

		3,184,336

Air Freight & Logistics (0.6%):
11,133	United Parcel Service, Inc., Class B	1,217,505

Airlines (0.6%):
2,838	Alaska Air Group, Inc.	186,911
11,101	American Airlines Group, Inc.	406,408
6,160	JetBlue Airways Corp.*	106,198
7,266	United Continental Holdings, Inc.*	381,247

		1,080,764

Auto Components (0.4%):
1,771	Autoliv, Inc.	189,143
3,720	Cooper Tire & Rubber Co.	141,434
9,134	Johnson Controls International plc	425,005

		755,582

Automobiles (0.5%):
58,707	Ford Motor Co.	708,594
836	Tesla Motors, Inc.*	170,569

		879,163

Banks (5.5%):
7,920	Associated Banc-Corp.	155,153
128,859	Bank of America Corp.	2,016,643
37,987	Citigroup, Inc.	1,794,126
14,269	Huntington Bancshares, Inc.	140,692
41,718	JPMorgan Chase & Co.	2,778,001
5,517	Old National Bancorp	77,569
30,421	U.S. Bancorp	1,304,757
53,314	Wells Fargo & Co.	2,360,744

		10,627,685

Beverages (2.2%):
45,621	Coca-Cola Co. (The)	1,930,681
2,608	Monster Beverage Corp.*	382,880
16,635	PepsiCo, Inc.	1,809,389

		4,122,950

Biotechnology (3.3%):
16,716	AbbVie, Inc.	1,054,278
3,627	Alexion Pharmaceuticals, Inc.*	444,453
7,949	Amgen, Inc.	1,325,973
2,837	Biogen Idec, Inc.*	888,066
9,263	Celgene Corp.*	968,261
14,711	Gilead Sciences, Inc.	1,163,934
695	Shire plc, ADR	134,733
3,100	Vertex Pharmaceuticals, Inc.*	270,351

		6,250,049

Building Products (0.2%):
6,392	Fortune Brands Home & Security, Inc.	371,375

Capital Markets (2.4%):
2,972	Affiliated Managers Group, Inc.*	430,048
22,865	Charles Schwab Corp. (The)	721,848
5,308	CME Group, Inc.	554,792
6,870	Eaton Vance Corp.	268,274
5,096	Goldman Sachs Group, Inc. (The)	821,831
1,949	Intercontinental Exchange, Inc.	524,983
7,077	Legg Mason, Inc.	236,938
20,643	Morgan Stanley	661,815
10,391	TD Ameritrade Holding Corp.	366,179
2,914	Waddell & Reed Financial, Inc., Class A	52,918

		4,639,626

Shares		Fair Value
Common Stocks+, continued
Chemicals (1.9%):
2,417	Ashland Global Holdings, Inc.	$280,251
2,673	Celanese Corp., Series A	177,915
13,522	Dow Chemical Co. (The)	700,845
10,264	E.I. du Pont de Nemours & Co.	687,380
3,962	Eastman Chemical Co.	268,148
2,362	Ingevity Corp.*	108,888
5,702	LyondellBasell Industries NV, Class A	459,923
6,129	Monsanto Co.	626,384
3,134	Olin Corp.	64,310
4,932	RPM International, Inc.	264,947

		3,638,991

Commercial Services & Supplies (0.3%):
7,905	Waste Management, Inc.	504,023

Communications Equipment (1.2%):
58,753	Cisco Systems, Inc.	1,863,646
4,240	Motorola Solutions, Inc.	323,427
956	Palo Alto Networks, Inc.*	152,319

		2,339,392

Consumer Finance (0.7%):
8,486	Ally Financial, Inc.	165,222
9,402	American Express Co.	602,104
8,645	Discover Financial Services	488,875

		1,256,201

Containers & Packaging (0.4%):
4,162	Avery Dennison Corp.	323,762
3,464	Sonoco Products Co.	183,003
5,967	WestRock Co.	289,280

		796,045

Distributors (0.3%):
5,750	Genuine Parts Co.	577,588

Diversified Financial Services (1.7%):
22,481	Berkshire Hathaway, Inc., Class B*	3,247,830

Diversified Telecommunication Services (2.5%):
60,955	AT&T, Inc.	2,475,382
1,510	SBA Communications Corp., Class A*	169,362
40,452	Verizon Communications, Inc.	2,102,695

		4,747,439

Electric Utilities (1.7%):
13,375	Alliant Energy Corp.	512,396
20,773	American Electric Power Co., Inc.	1,333,835
15,048	Duke Energy Corp.	1,204,442
2,364	Hawaiian Electric Industries, Inc.	70,565
6,292	OGE Energy Corp.	198,953

		3,320,191

Electrical Equipment (0.6%):
7,224	Eaton Corp. plc	474,689
9,331	Emerson Electric Co.	508,633
1,742	Hubbell, Inc.	187,683

		1,171,005

Electronic Equipment, Instruments & Components (0.4%):
17,565	Corning, Inc.	415,412
6,915	TE Connectivity, Ltd.	445,188

		860,600

Energy Equipment & Services (1.4%):
7,909	Baker Hughes, Inc.	399,167
14,433	Halliburton Co.	647,753
8,261	Patterson-UTI Energy, Inc.	184,799
17,223	Schlumberger, Ltd.	1,354,417

		2,586,136

Continued

AZL Gateway Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Equity Real Estate Investment Trusts (2.0%):
4,618	Care Capital Properties, Inc.	$131,613
3,789	Digital Realty Trust, Inc.	367,988
23,431	Duke Realty Corp.	640,369
5,219	Extra Space Storage, Inc.	414,441
6,458	Healthcare Realty Trust, Inc.	219,959
6,606	Liberty Property Trust	266,552
2,479	Mack-Cali Realty Corp.	67,478
2,656	Regency Centers Corp.	205,813
7,360	Senior Housing Properties Trust	167,146
13,323	UDR, Inc.	479,495
11,090	Ventas, Inc.	783,287

		3,744,141

Food & Staples Retailing (1.9%):
16,350	CVS Health Corp.	1,454,986
12,788	Walgreens Boots Alliance, Inc.	1,030,969
16,441	Wal-Mart Stores, Inc.	1,185,725

		3,671,680

Food Products (1.4%):
3,469	Bunge, Ltd.	205,469
12,068	ConAgra Foods, Inc.	568,523
7,591	Kraft Heinz Co. (The)	679,470
26,901	Mondelez International, Inc., Class A	1,180,955

		2,634,417

Gas Utilities (0.2%):
3,852	National Fuel Gas Co.	208,278
761	ONE Gas, Inc.	47,060
2,281	WGL Holdings, Inc.	143,019

		398,357

Health Care Equipment & Supplies (2.4%):
20,456	Abbott Laboratories	865,084
9,203	Baxter International, Inc.	438,063
29,170	Boston Scientific Corp.*	694,246
8,658	Hologic, Inc.*	336,190
703	Intuitive Surgical, Inc.*	509,555
17,650	Medtronic plc	1,524,961
1,684	ResMed, Inc.	109,106

		4,477,205

Health Care Providers & Services (2.8%):
7,274	Aetna, Inc.	839,784
4,410	Anthem, Inc.	552,617
10,533	Express Scripts Holding Co.*	742,892
6,056	HCA Holdings, Inc.*	458,015
3,448	Patterson Cos., Inc.	158,401
3,378	Quest Diagnostics, Inc.	285,880
12,731	UnitedHealth Group, Inc.	1,782,341
3,501	Universal Health Services, Inc., Class B	431,393

		5,251,323

Hotels, Restaurants & Leisure (1.3%):
1,800	Domino’s Pizza, Inc.	273,330
11,494	Hilton Worldwide Holdings, Inc.	263,557
1,624	Las Vegas Sands Corp.	93,445
12,425	McDonald’s Corp.	1,433,348
5,635	Melco Crown Entertainment, Ltd., ADR	90,780
4,794	MGM Resorts International*	124,788
3,549	Norwegian Cruise Line Holdings, Ltd.*	133,797
1,815	Restaurant Brands International, Inc.	80,913
16,097	Wendy’s Co. (The)	173,848

		2,667,806

Household Durables (0.9%):
6,148	Leggett & Platt, Inc.	280,226
10,412	Newell Rubbermaid, Inc.	548,296

Shares		Fair Value
Common Stocks+, continued
Household Durables, continued
14,369	Toll Brothers, Inc.*	$429,058
1,470	Tupperware Brands Corp.	96,094
2,168	Whirlpool Corp.	351,563

		1,705,237

Household Products (2.1%):
5,688	Church & Dwight Co., Inc.	272,569
12,549	Colgate-Palmolive Co.	930,383
3,888	Kimberly-Clark Corp.	490,432
25,295	Procter & Gamble Co. (The)	2,270,226

		3,963,610

Industrial Conglomerates (3.1%):
8,961	3M Co., Class C	1,579,197
96,231	General Electric Co.	2,850,363
12,226	Honeywell International, Inc.	1,425,429

		5,854,989

Insurance (2.8%):
6,472	Aflac, Inc.	465,143
8,317	Allstate Corp. (The)	575,370
12,403	American International Group, Inc.	735,994
4,217	Aon plc	474,370
2,503	Arthur J. Gallagher & Co.	127,328
5,160	FNF Group	190,456
10,286	Lincoln National Corp.	483,236
12,416	Marsh & McLennan Cos., Inc.	834,975
8,560	Principal Financial Group, Inc.	440,926
6,516	Travelers Cos., Inc. (The)	746,408
9,411	XL Group, Ltd.	316,492

		5,390,698

Internet & Direct Marketing Retail (2.6%):
4,169	Amazon.com, Inc.*	3,490,746
4,975	Netflix, Inc.*	490,286
627	Priceline Group, Inc. (The)*	922,624

		4,903,656

Internet Software & Services (5.1%):
3,556	Alphabet, Inc., Class A*	2,859,237
2,788	Alphabet, Inc., Class C*	2,167,085
479	Baidu, Inc., ADR*	87,212
16,838	eBay, Inc.*	553,970
25,472	Facebook, Inc., Class A*	3,267,293
4,300	VeriSign, Inc.*	336,432
12,208	Yahoo!, Inc.*	526,165

		9,797,394

IT Services (3.5%):
7,699	Automatic Data Processing, Inc.	679,052
3,758	Broadridge Financial Solutions, Inc.	254,755
9,073	Cognizant Technology Solutions Corp., Class A*	432,873
5,452	Fidelity National Information Services, Inc.	419,968
907	FleetCor Technologies, Inc.*	157,573
9,096	International Business Machines Corp.	1,444,900
7,609	Paychex, Inc.	440,333
14,324	PayPal Holdings, Inc.*	586,854
23,680	Visa, Inc., Class A	1,958,335
11,149	Western Union Co.	232,122

		6,606,765

Leisure Products (0.2%):
6,971	Mattel, Inc.	211,082
1,609	Polaris Industries, Inc.	124,601

		335,683

Life Sciences Tools & Services (0.3%):
2,658	Illumina, Inc.*	482,852

Continued

AZL Gateway Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Machinery (1.9%):
8,705	Caterpillar, Inc.	$772,742
3,500	Cummins, Inc.	448,525
5,578	Deere & Co.	476,082
4,468	Parker Hannifin Corp.	560,868
3,910	Pentair plc	251,178
2,587	Snap-On, Inc.	393,121
5,773	Stanley Black & Decker, Inc.	709,964
2,069	Timken Co.	72,705

		3,685,185

Media (2.9%):
677	Charter Communications, Inc., Class A*	182,770
26,301	Comcast Corp., Class A	1,744,809
3,633	Liberty Global plc, Series C*	120,034
453	Liberty Global plc, LiLAC, Class C*	12,707
8,938	News Corp., Class B	127,098
4,364	Omnicom Group, Inc.	370,940
92,760	Sirius XM Holdings, Inc.*	386,809
9,803	Time Warner, Inc.	780,417
2,728	Time, Inc.	39,501
17,862	Walt Disney Co. (The)	1,658,665

		5,423,750

Metals & Mining (0.3%):
8,846	Southern Copper Corp.	232,650
10,977	Steel Dynamics, Inc.	274,315
2,164	Worthington Industries, Inc.	103,937

		610,902

Mortgage Real Estate Investment Trusts (0.3%):
16,244	AGNC Investment Corp.	317,408
31,096	Annaly Capital Management, Inc.	326,508

		643,916

Multiline Retail (0.5%):
6,433	Nordstrom, Inc.	333,744
8,701	Target Corp.	597,585

		931,329

Multi-Utilities (1.5%):
10,414	Ameren Corp.	512,161
19,363	CenterPoint Energy, Inc.	449,802
8,341	Consolidated Edison, Inc.	628,077
12,562	Public Service Enterprise Group, Inc.	525,971
10,846	WEC Energy Group, Inc.	649,459

		2,765,470

Oil, Gas & Consumable Fuels (5.6%):
3,992	Cheniere Energy, Inc.*	174,051
22,031	Chevron Corp.	2,267,431
5,124	Concho Resources, Inc.*	703,781
26,267	ConocoPhillips	1,141,826
5,851	Continental Resources, Inc.*	304,018
44,135	Exxon Mobil Corp.	3,852,103
6,345	Gulfport Energy Corp.*	179,246
5,221	HollyFrontier Corp.	127,915
13,057	Occidental Petroleum Corp.	952,116
5,942	ONEOK, Inc.	305,359
9,663	Phillips 66	778,355

		10,786,201

Personal Products (0.0%):
1,355	Herbalife, Ltd.*	83,996

Pharmaceuticals (5.3%):
4,620	Allergan plc*	1,064,032
18,308	Bristol-Myers Squibb Co.	987,167
11,051	Eli Lilly & Co.	886,953
1,264	Jazz Pharmaceuticals plc*	153,551
28,412	Johnson & Johnson Co.	3,356,310
29,567	Merck & Co., Inc.	1,845,276

Shares		Fair Value
Common Stocks+, continued
Pharmaceuticals, continued
60,394	Pfizer, Inc.	$2,045,545

		10,338,834

Professional Services (0.3%):
1,897	Dun & Bradstreet Corp.	259,168
3,537	Verisk Analytics, Inc.*	287,488

		546,656

Road & Rail (0.7%):
4,458	Avis Budget Group, Inc.*	152,508
1,312	Canadian Pacific Railway, Ltd.	200,342
26,097	CSX Corp.	795,959
2,444	Hertz Global Holdings, Inc.*	98,151

		1,246,960

Semiconductors & Semiconductor Equipment (3.5%):
8,170	Advanced Micro Devices, Inc.*	56,455
5,339	Analog Devices, Inc.	344,099
17,291	Applied Materials, Inc.	521,324
50,505	Intel Corp.	1,906,563
8,435	Linear Technology Corp.	500,111
4,646	Microchip Technology, Inc.	288,702
7,480	NVIDIA Corp.	512,530
15,988	QUALCOMM, Inc.	1,095,178
4,352	Skyworks Solutions, Inc.	331,361
14,377	Texas Instruments, Inc.	1,008,978

		6,565,301

Software (4.7%):
10,725	Activision Blizzard, Inc.	475,118
8,381	Adobe Systems, Inc.*	909,674
3,166	ANSYS, Inc.*	293,203
2,501	Dell Technologies, Inc., Class V*	119,548
82,842	Microsoft Corp.	4,771,698
10,073	Nuance Communications, Inc.*	146,059
35,777	Oracle Corp.	1,405,321
2,522	ServiceNow, Inc.*	199,616
13,170	Symantec Corp.	330,567
2,191	Workday, Inc., Class A*	200,893

		8,851,697

Specialty Retail (2.7%):
3,446	American Eagle Outfitters, Inc.	61,546
5,415	Foot Locker, Inc.	366,704
6,669	Gap, Inc. (The)	148,319
16,457	Home Depot, Inc. (The)	2,117,686
3,974	L Brands, Inc.	281,240
14,735	Lowe’s Cos., Inc.	1,064,013
4,304	Tiffany & Co.	312,600
11,014	TJX Cos., Inc. (The)	823,627

		5,175,735

Technology Hardware, Storage & Peripherals (3.4%):
56,749	Apple, Inc.	6,415,474

Textiles, Apparel & Luxury Goods (0.6%):
1,902	Lululemon Athletica, Inc.*	115,984
5,126	Michael Kors Holdings, Ltd.*	239,845
9,864	Under Armour, Inc., Class A*	381,540
3,162	Under Armour, Inc., Class C*	107,065

		844,434

Thrifts & Mortgage Finance (0.0%):
3,360	New York Community Bancorp, Inc.	47,813

Tobacco (1.9%):
22,017	Altria Group, Inc.	1,392,135
16,420	Philip Morris International, Inc.	1,596,352
10,306	Reynolds American, Inc.	485,928

Continued

AZL Gateway Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Tobacco, continued
3,203	Vector Group, Ltd.	$68,950

		3,543,365

Trading Companies & Distributors (0.1%):
2,425	GATX Corp.	108,034

Wireless Telecommunication Services (0.0%):
7,195	Sprint Corp.*	47,703
609	T-Mobile US, Inc.*	28,452

		76,155

Total Common Stocks (Cost $127,669,318)		188,751,496

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Purchased Options (0.2%):
Total Purchased Options (Cost $1,162,543)		492,985

Unaffiliated Investment Company (1.9%):
3,664,115	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(a)	3,664,115

Total Unaffiliated Investment Company (Cost $3,664,115)		3,664,115

Total Investment Securities (Cost $132,495,976)(b) - 101.4%		192,908,596
Net other assets (liabilities) - (1.4)%		(2,686,359)

Net Assets - 100.0%		$190,222,237

Percentages indicated are based on net assets as of September 30, 2016.

ADR -	American Depositary Receipt

*	Non-income producing security.
+	All or a portion of each common stock has been pledged as collateral for outstanding call options written.
(a)	The rate represents the effective yield at September 30, 2016.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Gateway Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Exchange-traded options purchased as of September 30, 2016 were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Fair Value
S&P 500 Index	Put	1975.00 USD	10/21/16	95	$12,350
S&P 500 Index	Put	2000.00 USD	10/21/16	127	22,860
S&P 500 Index	Put	2025.00 USD	10/21/16	143	36,465
S&P 500 Index	Put	1925.00 USD	11/18/16	87	43,935
S&P 500 Index	Put	1975.00 USD	11/18/16	215	168,775
S&P 500 Index	Put	2000.00 USD	11/18/16	94	92,120
S&P 500 Index	Put	1925.00 USD	12/16/16	104	116,480

Total					$492,985

Exchange-traded options written as of September 30, 2016 were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Fair Value
S&P 500 Index	Call	2175.00 USD	10/07/16	92	$(72,220)
S&P 500 Index	Call	2190.00 USD	10/14/16	90	(56,250)
S&P 500 Index	Call	2125.00 USD	10/21/16	102	(526,830)
S&P 500 Index	Call	2150.00 USD	10/21/16	191	(625,525)
S&P 500 Index	Call	2175.00 USD	10/21/16	97	(162,960)
S&P 500 Index	Call	2150.00 USD	11/18/16	202	(965,560)
S&P 500 Index	Call	2200.00 USD	11/18/16	91	(171,080)

Total					$(2,580,425)

See accompanying notes to the schedules of portfolio investments.

AZL Government Money Market Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages (40.9%):
Federal Home Loan Bank
$ 3,655,000	0.36%, 10/11/16(a)	$3,654,594
16,220,000	0.35%, 10/18/16(a)	16,217,167
4,500,000	0.43%, 10/26/16(a)	4,498,594
9,420,000	0.44%, 11/14/16(a)	9,414,842
19,820,000	0.53%, 11/21/16(b)	19,820,245
6,800,000	0.34%, 11/30/16(a)	6,796,101
4,515,000	0.44%, 12/23/16(a)	4,510,420
4,500,000	0.43%, 1/11/17	4,499,499
3,400,000	0.44%, 1/11/17(a)	3,395,761
14,510,000	0.47%, 1/25/17(a)	14,487,933
2,620,000	0.45%, 2/2/17(a)	2,615,939
4,875,000	0.47%, 2/10/17(a)	4,866,599
10,000,000	0.68%, 2/14/17(b)	9,998,088
7,045,000	0.48%, 2/15/17(a)	7,032,185
4,885,000	0.60%, 2/21/17(a)	4,873,357
6,000,000	0.54%, 3/14/17(b)	5,999,472
5,000,000	0.54%, 3/15/17(b)	5,000,000
4,000,000	0.55%, 5/1/17(a)	3,987,044
6,555,000	0.63%, 5/30/17	6,551,021
8,640,000	0.71%, 6/15/17(b)	8,640,000
9,000,000	0.58%, 7/7/17(b)	9,000,000
3,970,000	0.58%, 8/25/17(b)	3,970,000
5,400,000	0.61%, 10/16/17(b)	5,400,000
4,000,000	0.65%, 10/27/17(b)	3,999,696
2,000,000	0.61%, 11/8/17(b)	2,000,000
4,000,000	0.67%, 2/5/18(b)	4,000,000

		175,228,557

Federal Farm Credit Bank
2,210,000	0.59%, 1/3/17(a)	2,206,538
2,330,000	0.59%, 3/30/17(a)	2,323,127
4,525,000	0.60%, 7/11/17(a)	4,503,657
7,000,000	0.78%, 9/12/17(b)	7,001,270
10,000,000	0.55%, 9/22/17(b)	9,999,507
10,000,000	0.52%, 9/25/17(b)	9,998,070
3,365,000	0.70%, 4/4/18(b)	3,364,489

		39,396,658

Federal Home Loan Mortgage Corp.
5,000,000	0.33%, 10/6/16(a)	4,999,726
13,925,000	0.58%, 12/14/16(a)	13,908,112
4,000,000	0.41%, 1/17/17(a)	3,995,080
8,930,000	0.43%, 2/3/17(a)	8,916,512
4,720,000	0.51%, 2/17/17(a)	4,710,706
3,400,000	0.67%, 7/21/17(b)	3,399,719
4,730,000	1.00%, 9/29/17	4,742,737
4,000,000	0.86%, 3/8/18(b)	4,000,000

		48,672,592

Federal National Mortgage Association
1,285,000	5.00%, 2/13/17	1,306,174
1,765,000	0.63%, 6/1/17(a)	1,757,494
12,530,000	0.54%, 8/16/17(b)	12,528,664
5,000,000	0.53%, 10/5/17(b)	4,999,228

		20,591,560

Total U.S. Government Agency Mortgages (Cost $283,889,367)		283,889,367

U.S. Treasury Obligations (6.9%):
U.S. Treasury Bills (5.4%)
13,040,000	0.10%, 10/6/16(a)	13,039,782
9,000,000	0.48%, 3/2/17(a)	8,981,760
6,700,000	0.54%, 3/16/17(a)	6,683,317
9,000,000	0.60%, 4/27/17(a)	8,968,540

		37,673,399

U.S. Treasury Notes (1.5%)
4,000,000	0.52%, 1/31/18(b)	3,998,870
6,000,000	0.44%, 4/30/18(b)	6,000,476

Principal Amount		Fair Value
U.S. Treasury Obligations, continued
		$9,999,346

Total U.S. Treasury Obligations (Cost $47,672,745)		47,672,745

Unaffiliated Investment Company (0.0%):
270,046	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(a)	270,046

Total Unaffiliated Investment Companies (Cost $270,046)		270,046

Repurchase Agreements (52.2%):
30,200,000	Morgan Stanley & Co. LLC, 0.29%, 10/3/16, (Purchased on 09/30/16, proceeds at maturity $30,200,243, Collateralized by U.S. Treasury Obligations, 0.00% - 7.00%, 10/31/16 - 09/20/46, fair value of $30,861,381)	30,200,000
30,000,000	Royal Bank of Canada, 0.47%, 10/3/16, (Purchased on 09/30/16, proceeds at maturity $30,000,392, Collateralized by U.S. Treasury Notes, 0.88% - 1.63%, 01/15/18 - 5/31/21, fair value of $30,654,716)	30,000,000
30,000,000	Mizuho Securities USA, Inc., 0.50%, 10/3/16, (Purchased on 09/30/16, proceeds at maturity $30,000,417, Collateralized by U.S. Government Agency Notes, 1.40% - 2.88, 09/29/22 - 9/22/27, fair value of $30,593,286)	30,000,000
15,000,000	Morgan Stanley & Co. LLC, 0.27%, 10/3/16, (Purchased on 09/30/16, proceeds at maturity $15,000,112, Collateralized by U.S. Treasury Notes, 1.63%, 02/15/26, fair value of $15,267,213)	15,000,000
25,000,000	Toronto Dominion Bank NY, 0.50%, 10/3/16, (Purchased on 09/30/16, proceeds at maturity $25,000,347, Collateralized by U.S. Treasury Notes, 0.75% - 1.75%, 3/31/17 - 1/31/23, fair value of $25,498,384)	25,000,000
10,000,000	Toronto Dominion Bank NY, 0.52%, 10/3/16, (Purchased on 09/30/16, proceeds at maturity $10,000,144, Collateralized by U.S. Treasury Notes, 2.25%, 11/15/24, fair value of $10,245,320)	10,000,000
25,000,000	Royal Bank of Canada, 0.49%, 10/3/16, (Purchased on 09/30/16, proceeds at maturity $25,000,340, Collateralized by U.S. Government Agency Obligations, 3.5% - 4.00%, 06/01/42 - 09/1/46, fair value of $25,816,934)	25,000,000
30,000,000	Sumitomo Mitsui, 0.40%, 10/3/16, (Purchased on 09/30/16, proceeds at maturity $30,000,333, Collateralized by U.S. Treasury Notes, 0.13% - 6.63%, 06/30/17 - 08/15/45, fair value of $30,603,295)	30,000,000

Continued

AZL Government Money Market Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Principal Amount		Fair Value
Repurchase Agreements, continued
$ 30,000,000	BNP Paribas, 0.46%, 10/3/16, (Purchased on 09/30/16, proceeds at maturity $30,000,383, Collateralized by U.S. Treasury Obligations, 0.00% - 6.13%, 10/06/16 - 11/15/39, fair value of $30,608,017)	$30,000,000
27,000,000	Bank of Nova Scotia, 0.45%, 10/3/16, (Purchased on 09/30/16, proceeds at maturity $27,000,338, Collateralized by U.S. Treasury Notes, 0.13% - 2.13%, 03/31/17 - 12/31/22, fair value of $27,530,839)	27,000,000
15,000,000	Bank of Montreal, 0.42%, 10/3/16, (Purchased on 09/30/16, proceeds at maturity $15,000,175, Collateralized by U.S. Government Agency Obligations, 2.50% - 4.5%, 11/01/19 - 07/01/46, fair value of $15,452,077)	15,000,000
15,000,000	Bank of Montreal, 0.40%, 10/3/16, (Purchased on 09/30/16, proceeds at maturity $15,000,167, Collateralized by U.S. Treasury Notes, 0.00% - 8.75%, 12/15/16 - 05/15/43, fair value of $15,314,575)	15,000,000
20,000,000	HSBC Securities (USA), Inc., 0.45%, 10/3/16, (Purchased on 09/30/16, proceeds at maturity $20,000,250, Collateralized by U.S. Treasury Notes, 1.88%, 07/15/19, fair value of $20,479,487)	20,000,000
11,000,000	HSBC Securities (USA), Inc., 0.42%, 10/7/16, (Purchased on 09/30/16, proceeds at maturity $11,000,128, Collateralized by U.S. Treasury Notes, 1.88%, 07/15/19, fair value of $11,267,072)	11,000,000
30,000,000	Citigroup Global Markets, 0.52%, 10/3/16, (Purchased on 09/30/16, proceeds at maturity $30,000,433, Collateralized by U.S. Treasury Notes, 0.75% - 2.25%, 08/15/19 - 03/31/21, fair value of $30,594,998)	30,000,000
19,000,000	HSBC Securities (USA), Inc., 0.47%, 10/3/16, (Purchased on 09/30/16, proceeds at maturity $19,000,248, Collateralized by U.S. Treasury Notes, 1.38%, 09/30/23, fair value of $19,332,144)	19,000,000

Total Repurchase Agreements (Cost $362,200,000)		362,200,000

Total Investment Securities (Cost $694,032,158)(c) - 100.0%		694,032,158
Net other assets (liabilities) - 0.0%		(196,341)

Net Assets - 100.0%		$693,835,817

Percentages indicated are based on net assets as of September 30, 2016.

(a)	The rate represents the effective yield at September 30, 2016.
(b)	Variable Rate Security. The rate represents the rate in effect at September 30, 2016. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(c)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

Continued

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (98.6%):
Aerospace & Defense (1.0%):
149,406	BAE Systems plc	$1,013,472
83,170	Cobham plc	180,934
27,913	European Aeronautic Defence & Space Co. NV	1,688,204
16,535	Finmeccanica SpA*	187,540
40,776	Meggitt plc	238,349
90,148	Rolls-Royce Holdings plc	841,235
15,259	Safran SA	1,097,029
74,800	Singapore Technologies Engineering, Ltd.	178,197
5,332	Thales SA	491,070
10,750	Zodiac Aerospace	261,714

		6,177,744

Air Freight & Logistics (0.3%):
44,094	Bollore, Inc.	153,285
47,592	Deutsche Post AG	1,487,143
42,300	Royal Mail plc	267,911
17,800	Yamato Holdings Co., Ltd.	414,355

		2,322,694

Airlines (0.1%):
61,000	All Nippon Airways Co., Ltd.^	165,838
61,000	Cathay Pacific Airways, Ltd.	85,209
10,558	Deutsche Lufthansa AG, Registered Shares^	117,468
8,385	easyJet plc	109,585
42,447	International Consolidated Airlines Group SA	220,131
6,170	Japan Airlines Co., Ltd.	181,666
23,105	Qantas Airways, Ltd.	55,413
1,365	Ryanair Holdings plc, ADR	102,416
27,200	Singapore Airlines, Ltd.	210,430

		1,248,156

Auto Components (1.3%):
9,400	Aisin Sieki Co., Ltd.	430,494
30,700	Bridgestone Corp.	1,132,459
8,931	Compagnie Generale des Establissements Michelin SCA, Class B	987,459
5,396	Continental AG	1,134,337
22,700	Denso Corp.	906,367
85,877	GKN plc	356,863
5,700	Koito Manufacturing Co., Ltd.	277,538
9,100	NGK Spark Plug Co., Ltd.	160,347
10,700	NHK SPRING Co., Ltd.	103,634
4,400	NOK Corp.	96,405
5,373	Nokian Renkaat OYJ	195,824
8,043	Schaeffler AG	127,221
6,700	Stanley Electric Co., Ltd.	180,242
36,500	Sumitomo Electric Industries, Ltd.	516,281
8,700	Sumitomo Rubber Industries, Ltd.	131,591
3,300	Toyoda Gosei Co., Ltd.	76,813
8,000	Toyota Industries Corp.	371,256
10,814	Valeo SA	630,546
4,500	Yokohama Rubber Co., Ltd. (The)	71,946

		7,887,623

Automobiles (3.3%):
16,387	Bayerische Motoren Werke AG (BMW)	1,376,956
46,451	Daimler AG, Registered Shares	3,271,780
5,915	Ferrari NV	307,219
46,651	Fiat Chrysler Automobiles NV	296,150
29,100	Fuji Heavy Industries, Ltd.	1,092,993
78,100	Honda Motor Co., Ltd.	2,248,836
29,600	Isuzu Motors, Ltd.	348,141
26,800	Mazda Motor Corp.	411,822
33,400	Mitsubishi Motors Corp.	155,642

Shares		Fair Value
Common Stocks, continued
Automobiles, continued
117,000	Nissan Motor Co., Ltd.	$1,145,902
23,843	PSA Peugeot Citroen SA*	363,938
9,552	Renault SA	784,708
15,700	Suzuki Motor Corp.	525,664
128,766	Toyota Motor Corp.	7,468,725
1,305	Volkswagen AG	189,312
13,900	Yamaha Motor Co., Ltd.	281,410

		20,269,198

Banks (11.9%):
11,386	ABN AMRO Group NV	235,570
58,000	Aozora Bank, Ltd.	199,812
141,093	Australia & New Zealand Banking Group, Ltd.	2,995,314
310,332	Banco Bilbao Vizcaya Argentaria SA	1,875,983
265,250	Banco de Sabadell SA	339,640
174,775	Banco Popular Espanol SA	215,787
701,838	Banco Santander SA	3,103,117
54,406	Bank Hapoalim BM	308,600
63,223	Bank Leumi Le-Israel Corp.*	240,357
54,800	Bank of East Asia, Ltd. (The)	223,680
1,357,034	Bank of Ireland*	282,693
16,000	Bank of Kyoto, Ltd. (The)	117,337
19,798	Bank of Queensland, Ltd.	172,512
219,975	Bankia SA	180,366
34,660	Bankinter SA	246,506
825,863	Barclays plc	1,800,367
21,061	Bendigo & Adelaide Bank, Ltd.	173,932
51,000	BNP Paribas SA	2,621,862
181,000	BOC Hong Kong Holdings, Ltd.	614,630
37,000	Chiba Bank, Ltd. (The)	210,297
7,800	Chugoku Bank, Ltd. (The)	95,197
16,403	Chuo Mitsui Trust Holdings, Inc.	532,406
54,821	Commerzbank AG	353,392
83,204	Commonwealth Bank of Australia	4,626,530
60,600	Concordia Financial Group, Ltd.	264,937
51,486	Credit Agricole SA	507,925
129,839	Criteria Caixacorp SA	327,985
33,215	Danske Bank A/S	972,870
86,300	DBS Group Holdings, Ltd.	979,902
48,890	DnB NOR ASA	642,588
14,028	Erste Group Bank AG	415,416
42,000	Fukuoka Financial Group, Inc.	174,483
18,000	Hachijuni Bank, Ltd. (The)	93,879
38,100	Hang Seng Bank, Ltd.	684,253
21,000	Hiroshima Bank, Ltd. (The)	87,156
961,755	HSBC Holdings plc	7,219,555
185,055	ING Groep NV	2,280,890
41,392	Intesa Sanpaolo	86,693
625,729	Intesa Sanpaolo SpA	1,388,951
11,000	Iyo Bank, Ltd. (The)	66,568
16,900	Japan Post Bank Co., Ltd.^	200,747
12,370	KBC Groep NV*	719,989
15,800	Kyushu Financial Group, Inc.	107,847
3,072,667	Lloyds Banking Group plc	2,175,687
32,760	Mebuki Financial Group, Inc.	117,422
28,337	Mediobanca SpA	184,518
614,400	Mitsubishi UFJ Financial Group, Inc.	3,098,648
7,754	Mizrahi Tefahot Bank, Ltd.	98,618
1,131,339	Mizuho Financial Group, Inc.	1,890,513
126,710	National Australia Bank, Ltd.	2,713,573
46,900	Natixis	218,562
143,773	Nordea Bank AB	1,426,531
150,399	Oversea-Chinese Banking Corp., Ltd.	960,389
5,297	Raiffeisen International Bank-Holding AG*^	80,647
107,187	Resona Holdings, Inc.	450,844
170,644	Royal Bank of Scotland Group plc*	396,194

Continued

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
26,200	Seven Bank, Ltd.^	$83,878
99,000	Shinsei Bank, Ltd.	149,696
25,000	Shizuoka Bank, Ltd. (The)	200,209
75,908	Skandinaviska Enskilda Banken AB, Class A	762,442
36,263	Societe Generale	1,251,296
160,804	Standard Chartered plc*	1,309,296
64,269	Sumitomo Mitsui Financial Group, Inc.	2,166,375
8,000	Suruga Bank, Ltd.	191,868
74,347	Svenska Handelsbanken AB, Class A	1,021,341
43,876	Swedbank AB, Class A	1,030,707
43,534	UBI Banca - Unione di Banche Italiane SCPA	100,356
245,741	UniCredit SpA	572,663
62,073	United Overseas Bank, Ltd.	862,397
162,306	Westpac Banking Corp.	3,689,059
9,000	Yamaguchi Financial Group, Inc.^	95,918

		66,288,168

Beverages (2.9%):
38,711	Anheuser-Busch InBev NV	5,081,081
19,300	Asahi Breweries, Ltd.	702,544
5,227	Carlsberg A/S, Class B	499,465
26,462	Coca-Cola Amatil, Ltd.	207,928
10,484	Coca-Cola European Partners plc	416,927
9,945	Coca-Cola HBC AG	230,754
121,541	Diageo plc	3,484,303
4,944	Heineken Holding NV	396,307
11,351	Heineken NV	998,226
40,200	Kirin Holdings Co., Ltd.	665,659
10,026	Pernod Ricard SA	1,186,092
1,111	Remy Cointreau SA	94,801
46,669	SABMiller plc	2,719,026
6,500	Suntory Beverage & Food, Ltd.	282,058
37,106	Treasury Wine Estates, Ltd.	313,921

		17,279,092

Biotechnology (1.1%):
5,077	Actelion, Ltd., Registered Shares	879,238
21,943	CSL, Ltd.	1,801,717
2,754	Genmab A/S*	472,027
15,356	Grifols SA	330,815
43,069	Shire plc	2,783,237

		6,267,034

Building Products (0.8%):
48,000	Asahi Glass Co., Ltd.	310,823
49,584	Assa Abloy AB, Class B	1,007,130
23,125	Compagnie de Saint-Gobain SA	998,253
11,000	Daikin Industries, Ltd.	1,024,980
1,888	Geberit AG, Registered Shares	826,539
13,300	Lixil Group Corp.	285,344
6,500	TOTO, Ltd.^	244,997

		4,698,066

Capital Markets (2.0%):
47,901	3i Group plc	403,122
44,380	Aberdeen Asset Management plc	187,293
9,712	ASX, Ltd.	358,910
87,695	Credit Suisse Group AG	1,147,656
81,300	Daiwa Securities Group, Inc.	457,891
68,381	Deutsche Bank AG, Registered Shares*	889,543
9,444	Deutsche Boerse AG*	764,600
13,096	Hargreaves Lansdown plc	216,043
56,300	Hong Kong Exchanges & Clearing, Ltd.	1,485,201

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
28,531	ICAP plc	$172,334
31,163	Investec plc	190,521
23,300	Japan Exchange Group, Inc.	364,644
11,086	Julius Baer Group, Ltd.	450,087
15,532	London Stock Exchange Group plc	563,586
14,677	Macquarie Group, Ltd.	924,373
181,200	Nomura Holdings, Inc.	811,043
870	Partners Group Holding AG	438,395
10,205	Platinum Asset Management, Ltd.^	39,456
9,090	SBI Holdings, Inc.	108,437
7,067	Schroders plc	246,904
39,400	Singapore Exchange, Ltd.	215,093
174,943	UBS Group AG	2,376,226

		12,811,358

Chemicals (3.8%):
18,915	Air Liquide SA	2,026,510
8,000	Air Water, Inc.	150,993
12,069	AkzoNobel NV	816,621
3,434	Arkema SA	317,604
62,000	Asahi Kasei Corp.	494,091
44,311	BASF SE	3,788,881
5,022	Christian Hansen Holding A/S	298,578
3,434	Covestro AG	203,026
6,797	Croda International plc	307,184
14,000	Daicel Chemical Industries, Ltd.	177,510
415	EMS-Chemie Holding AG	222,759
7,079	Evonik Industries AG	239,229
3,442	Fuchs Petrolub SE	157,106
451	Givaudan SA, Registered Shares	917,511
4,200	Hitachi Chemical Co., Ltd.	96,279
78,790	Incitec Pivot, Ltd.	170,834
28,521	Israel Chemicals, Ltd.	111,028
9,528	Johnson Matthey plc	407,189
8,800	JSR Corp.	138,315
9,347	K+S AG, Registered Shares^	177,569
15,000	Kaneka Corp.	118,818
8,900	Kansai Paint Co., Ltd.^	194,986
8,892	Koninklijke DSM NV	600,479
16,400	Kuraray Co., Ltd.	243,462
4,597	Lanxess AG	285,455
8,849	Linde AG	1,503,650
67,800	Mitsubishi Chemical Holdings Corp.	426,311
8,000	Mitsubishi Gas Chemical Co., Inc.	114,418
47,000	Mitsui Chemicals, Inc.	224,032
8,100	Nippon Paint Holdings Co., Ltd.^	271,793
8,100	Nitto Denko Corp.^	525,786
11,305	Novozymes A/S, Class B	497,267
3,657	OCI NV*^	53,909
18,247	Orica, Ltd.	212,835
18,400	Shin-Etsu Chemical Co., Ltd.	1,284,814
105	Sika AG, Bearer Shares	510,480
3,695	Solvay SA	426,973
79,000	Sumitomo Chemical Co., Ltd.	351,332
6,135	Symrise AG	449,597
4,547	Syngenta AG	1,988,879
6,300	Taiyo Nippon Sanso Corp.	65,694
9,600	Teijin, Ltd.	186,231
71,000	Toray Industries, Inc.	690,888
4,424	Umicore SA	277,422
8,805	Yara International ASA	293,302

		23,017,630

Commercial Services & Supplies (0.7%):
12,912	Aggreko plc	159,565
12,006	Babcock International Group plc	161,047
76,955	Brambles, Ltd.	707,475
26,000	Dai Nippon Printing Co., Ltd.	254,830

Continued

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
10,252	Edenred	$239,686
81,241	G4S plc	239,829
8,096	ISS A/S	336,891
5,200	Park24 Co., Ltd.	168,990
10,100	SECOM Co., Ltd.	753,843
15,234	Securitas AB, Class B	255,292
1,347	Societe BIC SA	199,181
3,700	Sohgo Security Services Co., Ltd.	198,746
27,000	Toppan Printing Co., Ltd.	243,650

		3,919,025

Communications Equipment (0.6%):
283,008	Nokia Oyj	1,640,131
150,899	Telefonaktiebolaget LM Ericsson, Class B	1,089,409

		2,729,540

Construction & Engineering (0.8%):
10,088	ACS, Actividades de Construccion y Servicios SA	304,846
10,163	Bouygues SA	336,689
4,350	Cimic Group, Ltd.^	96,168
2,775	Eiffage SA	215,564
24,039	Ferrovial SA	511,332
1,008	Hochtief AG	142,109
11,000	JGC Corp.	191,196
42,000	Kajima Corp.	293,604
4,438	Koninklijke Boskalis Westminster NV	157,920
32,000	Obayashi Corp.	317,240
28,000	Shimizu Corp.	249,866
16,409	Skanska AB, Class B	382,995
52,000	TAISEI Corp.	389,355
23,882	Vinci SA	1,825,917

		5,414,801

Construction Materials (0.7%):
39,521	Boral, Ltd.	204,812
40,563	CRH plc	1,356,108
32,082	Fletcher Building, Ltd.	250,966
6,775	HeidelbergCement AG	639,868
1,819	Imerys SA	131,351
18,886	James Hardie Industries SE	296,181
22,179	LafargeHolcim, Ltd., Registered Shares	1,197,581
61,000	Taiheiyo Cement Corp.	175,919

		4,252,786

Consumer Finance (0.0%):
18,900	ACOM Co., Ltd.*^	89,039
4,900	Aeon Credit Service Co., Ltd.	85,386
6,600	Credit Saison Co., Ltd.	109,489
7,435	Provident Financial plc	291,528

		575,442

Containers & Packaging (0.1%):
57,237	Amcor, Ltd.	665,409
7,900	Toyo Seikan Kaisha, Ltd.	139,208

		804,617

Distributors (0.0%):
3,688	Jardine Cycle & Carriage, Ltd.	116,648

Diversified Consumer Services (0.0%):
3,100	Benesse Holdings, Inc.	79,136

Diversified Financial Services (0.6%):
143,957	AMP, Ltd.	583,887
27,462	Challenger, Ltd.	214,266
1,864	Eurazeo	108,116
5,531	EXOR SpA	224,140
49,750	First Pacific Co., Ltd.	35,619
4,067	Groupe Bruxelles Lambert SA	360,512

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services, continued
7,850	Industrivarden AB, Class C	$145,177
22,080	Investor AB, Class B	807,119
11,602	Kinnevik AB	295,806
21,900	Mitsubishi UFJ Lease & Finance Co., Ltd.	100,499
64,100	ORIX Corp.	945,963
1,526	Pargesa Holding SA	104,483
1,575	Wendel	183,893

		4,109,480

Diversified Telecommunication Services (2.7%):
7,190	Belgacom SA	214,484
105,558	Bezeq Israeli Telecommunication Corp., Ltd. (The)	199,043
403,758	BT Group plc	2,035,400
154,542	Deutsche Telekom AG, Registered Shares	2,590,308
6,852	Elisa OYJ	252,655
97,452	France Telecom SA	1,524,758
130,820	HKT Trust & HKT, Ltd.	184,615
1,281	Iliad SA	268,772
21,859	Inmarsat plc	199,984
165,513	Koninklijke (Royal) KPN NV	549,349
34,052	Nippon Telegraph & Telephone Corp.	1,555,398
5,378	Numericable-SFR	157,999
144,000	PCCW, Ltd.	88,515
376,400	Singapore Telecommunications, Ltd.	1,103,939
1,272	Swisscom AG, Registered Shares	604,053
40,588	TDC A/S	239,356
92,233	Telecom Corp. of New Zealand, Ltd.	242,453
490,547	Telecom Italia SpA*	405,853
314,313	Telecom Italia SpA	213,302
35,149	Telefonica Deutschland Holding AG	141,274
216,688	Telefonica SA	2,192,438
36,493	Telenor ASA	627,780
117,854	Telia Co AB	527,716
208,173	Telstra Corp., Ltd.	826,627
18,402	TPG Telecom, Ltd.	122,088
23,778	Vocus Communications, Ltd.	114,180

		17,182,339

Electric Utilities (1.7%):
98,840	AusNet Services	124,323
33,000	Cheung Kong Infrastructure Holdings, Ltd.	285,860
32,100	Chubu Electric Power Co., Inc.	467,434
13,700	Chugoku Electric Power Co., Inc. (The)	172,222
79,500	CLP Holdings, Ltd.	825,401
32,496	Contact Energy, Ltd.	119,425
110,471	EDP - Energias de Portugal SA	370,880
13,190	Electricite de France	160,447
13,566	Endesa SA	290,729
362,552	Enel SpA	1,616,776
22,581	Fortum OYJ	364,703
117,500	HK Electric Investments, Ltd.	115,375
8,900	Hokuriku Electric Power Co.	108,484
69,500	Hongkong Electric Holdings, Ltd.	680,767
263,671	Iberdrola SA	1,790,982
34,600	Kansai Electric Power Co., Inc. (The)*	314,330
22,900	Kyushu Electric Power Co., Inc.	213,031
31,280	Mighty River Power, Ltd.	69,237
17,882	Red Electrica Corporacion SA	385,411
47,128	Scottish & Southern Energy plc	956,491
9,500	Shikoku Electric Power Co., Inc.	93,856
75,684	Terna SpA	390,188
22,000	Tohoku Electric Power Co., Inc.	286,960

Continued

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
71,300	Tokyo Electric Power Co., Inc. (The)*	$308,410

		10,511,722

Electrical Equipment (1.2%):
94,000	ABB, Ltd.	2,111,281
32,000	Fuji Electric Holdings Co., Ltd.	146,634
13,301	Legrand SA	784,134
2,100	Mabuchi Motor Co., Ltd.	116,367
91,000	Mitsubishi Electric Corp.	1,165,201
11,700	Nidec Corp.	1,076,572
4,407	OSRAM Licht AG	258,681
9,399	Prysmian SpA	246,255
26,571	Schneider Electric SA	1,852,502
10,922	Vestas Wind Systems A/S	902,532

		8,660,159

Electronic Equipment, Instruments & Components (1.2%):
9,300	ALPS Electric Co., Ltd.	223,650
7,100	Hamamatsu Photonics K.K.	218,161
12,254	Hexagon AB, Class B	534,901
1,695	Hirose Electric Co., Ltd.	222,821
3,200	Hitachi High-Technologies Corp.	127,570
228,100	Hitachi, Ltd.	1,067,011
2,704	Ingenico Group	236,199
2,170	Keyence Corp.	1,579,596
15,700	Kyocera Corp.	753,315
9,300	Murata Manufacturing Co., Ltd.	1,213,216
23,000	Nippon Electric Glass Co., Ltd.	119,107
8,200	Omron Corp.	294,690
13,000	Shimadzu Corp.	197,815
5,400	TDK Corp.	361,265
13,200	Yaskawa Electric Corp.	197,282
9,500	Yokogawa Electric Corp.	126,432

		7,473,031

Energy Equipment & Services (0.1%):
11,969	Petrofac, Ltd.	138,278
324,016	Saipem SpA*	137,139
5,303	Technip-Coflexip SA	325,634
20,407	Tenaris SA^	289,907

		890,958

Equity Real Estate Investment Trusts (1.9%):
101,882	Ascendas Real Estate Investment Trust	189,047
47,111	British Land Co. plc	386,973
122,300	CapitaCommercial Trust	143,254
116,800	CapitaMall Trust	186,568
67	Daiwahouse Residential Investment Corp.	196,890
41,500	Dexus Property Group	291,760
1,746	Fonciere des Regions SA	162,694
1,971	Gecina SA	309,870
88,968	GPT Group(a)	345,209
39,949	Hammerson plc	304,497
1,889	ICADE	147,312
40	Japan Prime Realty Investment Corp.	180,560
62	Japan Real Estate Investment Corp.	370,464
124	Japan Retail Fund Investment Corp.	306,346
10,828	Klepierre	496,212
39,168	Land Securities Group plc	538,182
43,151	Liberty International plc	165,746
103,500	Link REIT (The)	763,698
89,304	Macquarie Goodman Group	498,748
188,618	Mirvac Group	323,990
69	Nippon Building Fund, Inc.	436,733
76	Nippon Prologis REIT, Inc.	192,271

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
179	Nomura Real Estate Master Fund, Inc.	$299,102
260,541	Scentre Group	939,160
34,550	SERGO plc	203,506
116,807	Stockland Trust Group	426,256
125,800	Suntec REIT	159,100
4,857	Unibail-Rodamco SE	1,309,297
137	United Urban Investment Corp.	249,531
168,049	Vicinity Centres	408,748
90,715	Westfield Corp.	676,279

		11,608,003

Food & Staples Retailing (1.5%):
31,900	Aeon Co., Ltd.	470,703
25,380	Carrefour SA	657,077
2,947	Casino Guichard-Perrachon SA	143,117
3,580	Colruyt SA	198,480
30,944	Distribuidora Internacional de Alimentacion SA	191,543
4,000	FamilyMart Co., Ltd.	265,403
3,375	ICA Gruppen AB	111,437
67,007	J Sainsbury plc	213,307
12,095	Jeronimo Martins SGPS SA	209,687
63,236	Koninklijke Ahold Delhaize NV	1,440,284
3,200	LAWSON, Inc.	252,178
8,811	Metro AG	262,143
35,900	Seven & I Holdings Co., Ltd.	1,696,879
1,800	Sundrug Co., Ltd.	150,521
399,516	Tesco plc*	946,559
1,800	Tsuruha Holdings, Inc.	208,324
53,732	Wesfarmers, Ltd.	1,817,497
109,506	William Morrison Supermarkets plc	309,042
61,502	Woolworths, Ltd.	1,098,489

		10,642,670

Food Products (3.4%):
27,500	Ajinomoto Co., Inc.	612,669
3,899	Aryzta AG	173,070
17,088	Associated British Foods plc	575,756
116	Barry Callebaut AG, Registered Shares	154,178
4,100	Calbee, Inc.	155,067
5	Chocoladefabriken Lindt & Spruengli AG, Registered Shares	341,357
28,184	Danone SA	2,090,204
329,082	Golden Agri-Resources, Ltd.	86,225
7,600	Kerry Group plc, Class A	633,131
7,000	Kikkoman Corp.	223,587
48	Lindt & Spruengli AG	277,512
18,536	Marine Harvest^	331,921
5,552	Meiji Holdings Co., Ltd.	549,329
154,311	Nestle SA, Registered Shares	12,162,480
9,000	Nippon Meat Packers, Inc.	217,140
9,645	Nisshin Seifun Group, Inc.	146,779
2,100	Nissin Foods Holdings Co., Ltd.	127,380
40,774	Orkla ASA, Class A	421,441
22,849	Tate & Lyle plc	221,974
4,600	Toyo Suisan Kaisha, Ltd.	194,930
301,000	WH Group, Ltd.	243,490
102,400	Wilmar International, Ltd.	242,548
4,400	Yakult Honsha Co., Ltd.^	198,208
7,000	Yamazaki Baking Co., Ltd.	171,390

		20,551,766

Gas Utilities (0.6%):
56,216	APA Group	367,411
7,706	Enagas SA	231,545
17,696	Gas Natural SDG SA	363,636

Continued

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Gas Utilities, continued
385,632	Hong Kong & China Gas Co., Ltd.	$729,857
95,000	Osaka Gas Co., Ltd.	398,509
123,759	Snam SpA	685,565
14,000	Toho Gas Co., Ltd.	131,069
99,000	Tokyo Gas Co., Ltd.	440,550

		3,348,142

Health Care Equipment & Supplies (1.0%):
2,829	Cochlear, Ltd.	306,613
5,959	Coloplast A/S, Class B	462,185
4,900	Cyberdyne, Inc.*^	76,753
9,628	Essilor International SA Compagnie Generale d’Optique	1,241,504
10,087	Getinge AB, Class B	195,505
19,900	HOYA Corp.	799,286
14,200	Olympus Co., Ltd.	495,453
40,663	Smith & Nephew plc	655,848
2,629	Sonova Holding AG, Registered Shares	372,207
7,700	Sysmex Corp.	570,550
16,600	Terumo Corp.	636,438
6,270	William Demant Holding A/S*	128,012

		5,940,354

Health Care Providers & Services (0.7%):
18,802	Al Noor Hospitals Group plc	226,015
9,800	Alfresa Holdings Corp.	207,327
10,909	Fresenius Medical Care AG & Co., KGaA	952,108
19,416	Fresenius SE & Co. KGaA	1,548,523
91,845	Healthscope, Ltd.	217,552
8,800	Medipal Holdings Corp.	152,241
2,700	Miraca Holdings, Inc.	134,648
6,725	Ramsay Health Care, Ltd.	408,430
18,525	Ryman Healthcare, Ltd.	129,928
19,478	Sonic Healthcare, Ltd.	328,950
3,270	Suzuken Co., Ltd.	107,942

		4,413,664

Health Care Technology (0.1%):
9,100	M3, Inc.	309,954

Hotels, Restaurants & Leisure (1.4%):
8,553	Accor SA	339,215
27,178	Aristocrat Leisure, Ltd.	329,628
9,549	Carnival plc	466,016
78,254	Compass Group plc	1,517,255
18,322	Crown, Ltd.	184,297
2,973	Domino’s Pizza Enterprises, Ltd.	160,490
2,307	Flight Centre, Ltd.^	64,602
115,000	Galaxy Entertainment Group, Ltd.	437,595
285,757	Genting Singapore plc	158,640
9,365	InterContinental Hotels Group plc	386,184
2,929	McDonald’s Holdings Co., Ltd.	86,326
9,219	Melco Crown Entertainment, Ltd., ADR^	148,518
34,959	Merlin Entertainments plc	199,407
38,000	MGM China Holdings, Ltd.	66,674
10,600	Oriental Land Co., Ltd.	644,977
3,511	Paddy Power plc	397,118
117,300	Sands China, Ltd.	513,836
21,333	Shangri-La Asia, Ltd.	23,473
86,000	SJM Holdings, Ltd.	63,610
4,597	Sodexo SA	547,071
39,300	Tabcorp Holdings, Ltd.	150,379
76,398	Tatts Group, Ltd.	213,770
24,129	TUI AG	343,020
8,731	Whitbread plc	442,963
44,396	William Hill plc	175,016

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
82,400	Wynn Macau, Ltd.	$137,683

		8,197,763

Household Durables (1.1%):
49,074	Barratt Developments plc	315,041
6,137	Berkeley Group Holdings plc (The)	205,509
10,100	Casio Computer Co., Ltd.^	141,685
11,423	Electrolux AB, Series B	286,349
21,095	Husqvarna AB, Class B	183,995
6,800	Iida Group Holdings Co., Ltd.	136,711
16,400	Nikon Corp.	244,958
109,800	Panasonic Corp.	1,098,794
14,859	Persimmon plc	350,159
1,700	Rinnai Corp.	157,911
20,000	Sekisui Chemical Co., Ltd.	287,495
30,500	Sekisui House, Ltd.	519,277
73,000	Sharp Corp.*^	97,984
60,400	Sony Corp.	1,973,823
156,947	Taylor Wimpey plc	314,112
63,500	Techtronic Industries Co., Ltd.	249,032

		6,562,835

Household Products (0.8%):
5,121	Henkel AG & Co. KGaA	595,921
30,579	Reckitt Benckiser Group plc	2,881,156
30,272	Svenska Cellulosa AB, Class B	898,953
20,100	Unicharm Corp.	520,739

		4,896,769

Independent Power & Renewable Electricity Producers (0.0%):
7,000	Electric Power Development Co., Ltd.	168,158
72,239	Meridian Energy, Ltd.	136,606

		304,764

Industrial Conglomerates (1.8%):
128,244	CK Hutchison Holdings, Ltd.	1,636,281
4,290	DCC plc	391,043
12,200	Jardine Matheson Holdings, Ltd.	741,104
26,000	Keihan Electric Railway Co., Ltd.^	181,769
74,000	Keppel Corp., Ltd.	296,146
44,223	Koninklijke Philips Electronics NV	1,309,115
66,390	NWS Holdings, Ltd.	111,215
8,300	Seibu Holdings, Inc.	136,959
49,600	SembCorp Industries, Ltd.	95,014
37,022	Siemens AG, Registered Shares	4,333,345
18,728	Smiths Group plc	355,309
197,000	Toshiba Corp.*	658,312

		10,245,612

Insurance (5.1%):
10,631	Admiral Group plc	282,286
91,086	AEGON NV	348,973
8,359	Ageas NV	304,809
581,600	AIA Group, Ltd.	3,896,884
22,021	Allianz SE, Registered Shares+	3,268,215
57,547	Assicurazioni Generali SpA	702,182
190,729	Aviva plc	1,091,184
95,220	AXA SA	2,025,662
2,535	Baloise Holding AG, Registered Shares	306,695
8,846	CNP Assurances SA	148,591
52,100	Dai-ichi Life Insurance Co., Ltd. (The)	715,194
67,657	Direct Line Insurance Group plc	319,846
10,593	Gjensidige Forsikring ASA	198,049
2,879	Hannover Rueck SE	308,359
118,773	Insurance Australia Group, Ltd.	498,597
19,000	Japan Post Holdings Co., Ltd.	238,773
291,221	Legal & General Group plc	827,015

Continued

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
60,855	MAPFRE SA	$170,198
130,171	Medibank Private, Ltd.	247,566
23,311	MS&AD Insurance Group Holdings, Inc.	650,396
7,834	Muenchener Rueckversicherungs-Gesellschaft AG	1,460,850
17,525	NKSJ Holdings, Inc.	518,641
15,353	NN Group NV	471,163
245,030	Old Mutual plc	643,843
25,313	Poste Italiane SpA	173,623
122,937	Prudential plc	2,181,537
65,919	QBE Insurance Group, Ltd.	470,201
49,885	RSA Insurance Group plc	352,969
21,959	Sampo OYJ, Class A	976,649
8,464	SCOR SA	263,053
9,500	Sony Financial Holdings, Inc.	130,821
25,449	St. James Place plc	313,290
93,295	Standard Life plc	415,781
62,336	Suncorp-Metway, Ltd.	579,317
1,611	Swiss Life Holding AG, Registered Shares	416,461
15,805	Swiss Re AG	1,426,388
29,936	T&D Holdings, Inc.	337,564
33,500	Tokio Marine Holdings, Inc.	1,283,956
6,140	Tryg A/S	123,584
54,952	UnipolSai SpA	89,403
7,158	Zurich Insurance Group AG	1,842,566

		31,021,134

Internet & Direct Marketing Retail (0.1%):
44,600	Rakuten, Inc.	580,248
8,700	Start Today Co., Ltd.	149,027
3,893	Zalando SE*	162,412

		891,687

Internet Software & Services (0.1%):
50,218	Auto Trader Group plc	263,891
7,200	Kakaku.com, Inc.	130,025
2,400	mixi, Inc.	86,530
5,744	United Internet AG, Registered Shares	254,101
66,800	Yahoo! Japan Corp.	266,008

		1,000,555

IT Services (0.6%):
21,588	Amadeus IT Holding SA	1,078,396
4,446	Atos Origin SA	479,002
7,920	Cap Gemini SA	775,534
23,085	Computershare, Ltd.	182,710
93,000	Fujitsu, Ltd.	502,133
6,560	Nomura Research Institute, Ltd.	226,401
6,000	NTT Data Corp.	299,928
2,900	OBIC Co., Ltd.	154,307
2,400	Otsuka Corp.	113,933
68,303	Worldpay Group plc	262,180

		4,074,524

Leisure Products (0.2%):
10,100	Namco Bandai Holdings, Inc.	308,936
2,000	Sankyo Co., Ltd.	68,296
10,000	Sega Sammy Holdings, Inc.	142,434
3,700	Shimano, Inc.	548,565
8,400	Yamaha Corp.	271,001

		1,339,232

Life Sciences Tools & Services (0.2%):
2,667	Lonza Group AG, Registered Shares	509,076
11,153	QIAGEN NV*	307,020

		816,096

Shares		Fair Value
Common Stocks, continued
Machinery (2.5%):
12,117	Alfa Laval AB	$189,879
7,251	Alstom SA*	191,759
17,300	AMADA Co., Ltd.	179,730
4,051	Andritz AG	220,475
32,940	Atlas Copco AB, Class A	991,412
18,445	Atlas Copco AB, Class B	503,783
50,428	CNH Industrial NV	360,913
9,300	FANUC Corp.	1,574,228
9,083	GEA Group AG	503,756
13,600	Hino Motors, Ltd.	145,623
4,300	Hitachi Construction Machinery Co., Ltd.^	85,711
2,500	Hoshizaki Electric Co., Ltd.	228,379
74,000	IHI Corp.^	214,943
12,298	IMI plc	170,942
11,500	JTEKT Corp.	172,875
68,000	Kawasaki Heavy Industries, Ltd.	210,644
44,800	Komatsu, Ltd.	1,026,702
16,256	Kone OYJ, Class B	824,708
51,300	Kubota Corp.	775,589
5,100	Kurita Water Industries, Ltd.	121,286
5,600	Makita Corp.	398,308
1,815	MAN AG	191,300
4,309	Metso Corp. OYJ	125,682
15,000	Minebea Co., Ltd.^	142,062
157,000	Mitsubishi Heavy Industries, Ltd.	656,536
4,100	Nabtesco Corp.	116,089
13,000	NGK Insulators, Ltd.	269,229
21,500	NSK, Ltd.	220,665
51,173	Sandvik AB	562,579
2,093	Schindler Holding AG	392,233
923	Schindler Holding AG, Registered Shares	174,748
41,200	SembCorp Marine, Ltd.	39,844
19,966	SKF AB, Class B	344,552
2,800	SMC Corp.	807,837
30,000	Sumitomo Heavy Industries, Ltd.	147,844
5,600	THK Co., Ltd.	110,329
71,632	Volvo AB, Class B	817,213
7,458	Wartsila Corp. OYJ, Class B	335,638
9,660	Weir Group plc (The)	212,334
84,550	Yangzijiang Shipbuilding Holdings, Ltd.	46,814
11,428	Zardoya Otis SA	109,876

		14,915,049

Marine (0.2%):
192	A.P. Moeller - Maersk A/S, Class A	270,632
310	A.P. Moeller - Maersk A/S, Class B	456,062
2,653	Kuehne & Nagel International AG, Registered Shares	384,762
52,000	Mitsui O.S.K. Lines, Ltd.	121,029
74,000	Nippon Yusen Kabushiki Kaisha	138,580

		1,371,065

Media (1.2%):
18,302	Altice N.V., Class A*^	328,293
2,986	Altice N.V., Class B*	53,763
2,263	Axel Springer AG	115,867
10,477	Dentsu, Inc.	530,336
8,305	Eutelsat Communications SA	171,919
12,200	Hakuhodo DY Holdings, Inc.	142,481
181,138	ITV plc	440,139
3,488	JCDecaux SA	112,589
6,335	Lagardere SCA	161,273
41,330	Pearson plc	403,647
10,496	ProSiebenSat.1 Media AG	449,442
9,223	Publicis Groupe SA	697,389

Continued

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
2,344	REA Group, Ltd.	$101,604
1,997	RTL Group	165,703
3,481	Schibsted ASA, Class A	102,473
4,763	Schibsted ASA, Class B	127,868
17,870	SES Global, Class A	438,265
62,268	Singapore Press Holdings, Ltd.	174,885
51,947	Sky plc	601,828
2,493	Telenet Group Holding NV*	130,011
5,800	Toho Co., Ltd.	192,525
54,929	Vivendi Universal SA	1,106,728
60,960	WPP plc	1,434,530

		8,183,558

Metals & Mining (2.5%):
133,918	Alumina, Ltd.^	149,969
69,438	Anglo American plc*	871,467
21,943	Antofagasta plc	148,651
89,120	ArcelorMittal*	544,163
103,604	BHP Billiton plc	1,556,864
153,322	BHP Billiton, Ltd.	2,651,955
11,525	Boliden AB	270,724
77,506	Fortescue Metals Group, Ltd.	295,236
11,130	Fresnillo plc	261,831
604,647	Glencore International plc*	1,657,326
9,000	Hitachi Metals, Ltd.	110,010
26,500	JFE Holdings, Inc.	386,444
16,900	Kobe Steel, Ltd.	152,984
2,600	Maruichi Steel Tube, Ltd.	89,830
5,200	Mitsubishi Materials Corp.	142,142
38,100	Newcrest Mining, Ltd.	632,830
39,148	Nippon Steel Corp.	803,981
63,566	Norsk Hydro ASA	274,354
4,657	Randgold Resources, Ltd.	468,160
59,302	Rio Tinto plc	1,972,906
20,537	Rio Tinto, Ltd.	814,431
258,039	South32, Ltd.	478,027
24,000	Sumitomo Metal & Mining Co., Ltd.	331,848
18,182	ThyssenKrupp AG	433,458
5,375	Voestalpine AG	185,804

		15,685,395

Multiline Retail (0.3%):
5,900	Don Quijote Co., Ltd.	216,272
32,238	Harvey Norman Holdings, Ltd.^	128,646
17,900	Isetan Mitsukoshi Holdings, Ltd.^	176,198
12,200	J. Front Retailing Co., Ltd.	159,878
78,602	Marks & Spencer Group plc	337,974
11,000	MARUI GROUP Co., Ltd.^	145,276
6,829	Next plc	423,353
1,100	Ryohin Keikaku Co., Ltd.	221,621
15,000	Takashimaya Co., Ltd.	123,101

		1,932,319

Multi-Utilities (1.1%):
33,934	AGL Energy, Ltd.	495,572
266,139	Centrica plc	787,042
114,025	Duet Group(b)	219,498
97,895	E.ON AG	692,984
71,675	Engie Group	1,110,173
179,517	National Grid plc	2,536,662
24,193	RWE AG*	416,795
16,360	Suez Environnement Co.	269,785
21,854	Veolia Environnement SA	502,618

		7,031,129

Oil, Gas & Consumable Fuels (4.7%):
900,836	BP plc	5,245,621
13,129	Caltex Australia, Ltd.	346,504
124,786	ENI SpA	1,798,023

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
19,089	Galp Energia SGPS SA	$260,938
3,800	Idemitsu Kosan Co., Ltd.	78,302
46,500	INPEX Corp.	421,647
100,370	JX Holdings, Inc.	405,230
3,685	Koninklijke Vopak NV	193,393
8,674	Lundin Petroleum AB*	158,590
6,322	Neste Oil OYJ	269,396
68,882	Oil Search, Ltd.	376,837
7,372	OMV AG	212,159
85,942	Origin Energy, Ltd.	358,458
55,343	Repsol SA	750,990
207,552	Royal Dutch Shell plc, Class A	5,150,064
180,151	Royal Dutch Shell plc, Class B	4,673,343
81,292	Santos, Ltd.	228,564
10,100	Showa Shell Sekiyu K.K.	93,734
54,712	Statoil ASA	918,271
16,000	TonenGeneral Sekiyu K.K.	162,066
107,702	Total SA	5,104,105
36,527	Woodside Petroleum, Ltd.	802,889

		28,009,124

Paper & Forest Products (0.2%):
18,642	Mondi plc	391,836
30,000	OYI Paper Co., Ltd.	118,726
26,161	Stora Enso OYJ, Registered Shares	232,263
26,822	UPM-Kymmene OYJ	566,337

		1,309,162

Personal Products (2.1%):
4,934	Beiersdorf AG	465,323
24,800	Kao Corp.	1,397,090
1,700	KOSE Corp.	174,253
12,111	L’Oreal SA	2,286,201
1,100	POLA ORBIS HOLDINGS, Inc.	98,559
18,500	Shiseido Co., Ltd.	489,300
79,246	Unilever NV	3,655,175
61,709	Unilever plc	2,924,893

		11,490,794

Pharmaceuticals (8.5%):
100,300	Astellas Pharma, Inc.	1,566,608
61,107	AstraZeneca plc	3,957,780
40,287	Bayer AG, Registered Shares	4,046,059
11,200	Chugai Pharmaceutical Co., Ltd.	404,477
29,200	Daiichi Sankyo Co., Ltd.	699,633
8,500	Dainippon Sumitomo Pharma Co., Ltd.^	164,351
12,600	Eisai Co., Ltd.	787,627
192	Galenica AG	203,646
234,674	GlaxoSmithKline plc	5,000,071
6,959	Hikma Pharmaceuticals plc	182,100
3,100	Hisamitsu Pharmaceutical Co., Inc.	167,346
13,200	Kyowa Hakko Kogyo Co., Ltd.	207,879
6,275	Merck KGaA	676,123
11,100	Mitsubishi Tanabe Pharma Corp.	237,286
107,865	Novartis AG, Registered Shares	8,485,263
91,587	Novo Nordisk A/S, Class B	3,816,706
20,000	Ono Pharmaceutical Co., Ltd.	555,374
4,832	Orion OYJ, Class B	190,438
19,100	Otsuka Holdings Co., Ltd.	871,343
33,874	Roche Holding AG	8,394,405
56,332	Sanofi-Aventis SA	4,291,506
18,100	Santen Pharmaceutical Co., Ltd.	266,964
14,600	Shionogi & Co., Ltd.	746,376
1,700	Taisho Pharmaceutical Holdings Co., Ltd.	174,182
33,800	Takeda Pharmacuetical Co., Ltd.	1,618,103

Continued

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
727	Taro Pharmaceutical Industries, Ltd.*^	$80,340
43,880	Teva Pharmaceutical Industries, Ltd.	2,038,718
6,384	UCB SA	493,548

		50,324,252

Professional Services (1.1%):
7,366	Adecco SA, Registered Shares	414,936
12,825	Bureau Veritas SA	275,065
31,898	Capita Group plc	277,010
46,738	Experian plc	936,259
8,160	Intertek Group plc	369,376
6,088	Randstad Holding NV	277,284
17,800	Recruit Holdings Co., Ltd.	724,226
51,258	Reed Elsevier plc	972,521
48,346	RELX NV	868,042
15,690	Seek, Ltd.	187,371
275	SGS SA, Registered Shares	615,840
13,821	Wolters Kluwer NV	591,379

		6,509,309

Real Estate Management & Development (2.0%):
4,560	AEON Mall Co., Ltd.	72,014
2,139	Azrieli Group	93,906
74,028	BGP Holdings plc*(b)	—
120,200	CapitaLand, Ltd.	283,984
131,244	Cheung Kong Property Holdings, Ltd.	967,967
20,400	City Developments, Ltd.	136,579
3,100	Daito Trust Construction Co., Ltd.	495,496
27,400	Daiwa House Industry Co., Ltd.	750,573
16,515	Deutsche Wohnen AG	600,255
129,100	Global Logistic Properties, Ltd.	177,975
103,000	Hang Lung Properties, Ltd.	233,809
52,627	Henderson Land Development Co., Ltd.	314,557
57,000	Hongkong Land Holdings, Ltd.	406,443
15,400	Hulic Co., Ltd.	157,193
34,000	Hysan Development Co., Ltd.	159,719
7,136	IMMOEAST AG NPV(BR)*(a)(b)	—
31,500	Kerry Properties, Ltd.	103,766
27,566	Lend Lease Group	297,198
62,000	Mitsubishi Estate Co., Ltd.	1,162,504
42,000	Mitsui Fudosan Co., Ltd.	894,426
265,623	New World Development Co., Ltd.	347,830
6,700	Nomura Real Estate Holdings, Inc.	113,064
6,100	NTT Urban Development Corp.	58,895
159,600	Sino Land Co., Ltd.	284,720
17,000	Sumitomo Realty & Development Co., Ltd.	440,496
70,000	Sun Hung Kai Properties, Ltd.	1,066,853
29,000	Swire Pacific, Ltd., Class A	313,890
51,600	Swire Properties, Ltd.	151,848
3,416	Swiss Prime Site AG	299,674
9,000	Tokyo Tatemono Co., Ltd.	108,121
22,800	Tokyu Fudosan Holdings Corp.	123,917
27,496	UOL Group, Ltd.	113,666
21,682	Vonovia SE	820,902
68,300	Wharf Holdings, Ltd. (The)	500,462
43,000	Wheelock & Co., Ltd.	255,443

		12,308,145

Road & Rail (1.3%):
86,255	Aurizon Holdings, Ltd.	310,606
7,100	Central Japan Railway Co.	1,214,894
103,100	ComfortDelGro Corp., Ltd.	213,605
9,559	DSV A/S	477,437
15,913	East Japan Railway Co.	1,434,888
12,000	Hankyu Hanshin Holdings, Inc.	412,638

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
23,000	Keihin Electric Express Railway Co., Ltd.^	$239,787
27,000	Keio Corp.	235,831
6,500	Keisei Electric Railway Co., Ltd.	162,240
89,000	Kintetsu Corp.	373,131
72,500	MTR Corp., Ltd.	401,306
46,000	Nagoya Railroad Co., Ltd.	250,018
39,000	Nippon Express Co., Ltd.	182,266
14,500	Odakyu Electric Railway Co., Ltd.	322,642
51,000	Tobu Railway Co., Ltd.	259,583
50,000	Tokyu Corp.	381,220
8,000	West Japan Railway Co.	495,309

		7,367,401

Semiconductors & Semiconductor Equipment (1.0%):
11,000	ASM Pacific Technology, Ltd.	90,899
17,584	ASML Holding NV	1,927,997
52,317	Infineon Technologies AG	933,383
14,250	NXP Semiconductors NV*	1,453,643
4,700	ROHM Co., Ltd.	247,785
31,415	STMicroelectronics NV	256,384
7,600	Tokyo Electron, Ltd.	670,769

		5,580,860

Software (1.4%):
6,356	Check Point Software Technologies, Ltd.*^	493,289
6,151	Dassault Systemes SA	533,569
3,987	Gemalto NV	255,617
17,700	Gungho Online Enetertainment, Inc.^	43,385
4,300	Konami Corp.	166,527
8,498	Mobileye NV*^	361,760
8,400	Nexon Co., Ltd.	131,274
3,149	NICE Systems, Ltd.	210,654
5,400	Nintendo Co., Ltd.	1,429,085
1,700	Oracle Corp.	95,980
53,126	Sage Group plc	508,740
47,216	SAP AG	4,295,533
5,600	Trend Micro, Inc.	195,114

		8,720,527

Specialty Retail (0.9%):
1,800	ABC-Mart, Inc.	122,352
49,643	Dixons Carphone plc	237,402
2,247	Dufry AG, Registered Shares*	281,138
2,600	Fast Retailing Co., Ltd.	837,326
46,746	Hennes & Mauritz AB, Class B	1,318,292
1,200	Hikari Tsushin, Inc.	111,256
52,027	Industria de Diseno Textil SA	1,928,419
111,203	Kingfisher plc	542,816
4,000	Nitori Co., Ltd.	478,657
1,000	Shimamura Co., Ltd.	121,274
10,000	USS Co., Ltd.	169,065
34,300	Yamada Denki Co., Ltd.	170,147

		6,318,144

Technology Hardware, Storage & Peripherals (0.6%):
12,000	Brother Industries, Ltd.	211,397
50,700	Canon, Inc.	1,469,700
21,100	Fujifilm Holdings Corp.	781,015
20,200	Konica Minolta Holdings, Inc.	171,389
131,000	NEC Corp.	338,490
35,100	Ricoh Co., Ltd.	317,249
14,300	Seiko Epson Corp.	275,664

		3,564,904

Textiles, Apparel & Luxury Goods (1.8%):
8,981	Adidas AG	1,558,518

Continued

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
8,100	ASICS Corp.	$162,885
21,888	Burberry Group plc	391,641
2,738	Christian Dior SA	490,550
25,686	Compagnie Financiere Richemont SA	1,564,444
1,279	Hermes International SA	520,301
3,358	Hugo Boss AG	185,680
3,686	Kering	742,669
308,000	Li & Fung, Ltd.	158,722
8,178	Luxottica Group SpA	390,703
13,328	LVMH Moet Hennessy Louis Vuitton SA	2,271,834
5,142	Pandora A/S	623,605
1,509	Swatch Group AG (The)^	426,532
2,675	Swatch Group AG (The), Registered Shares	148,614
36,000	Yue Yuen Industrial Holdings, Ltd.	149,270

		9,785,968

Tobacco (1.8%):
90,005	British American Tobacco plc	5,754,960
46,170	Imperial Tobacco Group plc	2,379,416
52,500	Japan Tobacco, Inc.	2,145,208
9,588	Swedish Match AB, Class B	351,794

		10,631,378

Trading Companies & Distributors (1.3%):
8,251	AerCap Holdings NV*	317,581
25,188	Ashtead Group plc	414,871
7,571	Brenntag AG	413,089
16,565	Bunzl plc	490,045
72,500	ITOCHU Corp.	908,339
78,700	Marubeni Corp.	403,523
72,000	Mitsubishi Corp.	1,636,872
82,700	Mitsui & Co., Ltd.	1,144,073
544,580	Noble Group, Ltd.*^	61,624
14,612	Rexel SA	223,617
58,400	Sumitomo Corp.	652,212
10,400	Toyota Tsushu Corp.	241,266
12,462	Travis Perkins plc	248,996
12,432	Wolseley plc	700,628

		7,856,736

Transportation Infrastructure (0.7%):
31,704	Abertis Infraestructuras SA	493,556
3,404	Aena SA	502,010
1,387	Aeroports de Paris	137,530
20,192	Atlantia SpA	512,612
48,808	Auckland International Airport, Ltd.	261,203
2,196	Fraport AG	119,973
24,010	Groupe Eurotunnel SA	259,535
299,000	Hutchison Port Holdings Trust	134,125
2,200	Japan Airport Terminal Co., Ltd.	83,649
10,000	Kamigumi Co., Ltd.	87,145
5,000	Mitsubishi Logistics Corp.	72,111
50,912	Sydney Airport	273,509
93,751	Transurban Group	817,388

		3,754,346

Water Utilities (0.1%):
11,990	Severn Trent plc	389,225
33,104	United Utilities Group plc	430,698

		819,923

Wireless Telecommunication Services (1.8%):
89,200	KDDI Corp.	2,745,319
3,147	Millicom International Cellular SA, SDR	163,197
67,400	NTT DoCoMo, Inc.	1,709,134
46,100	SoftBank Group Corp.	2,986,886

Shares		Fair Value
Common Stocks, continued
Wireless Telecommunication Services, continued
26,002	StarHub, Ltd.	$65,779
17,187	Tele2 AB	148,298
1,292,624	Vodafone Group plc	3,705,748

		11,524,361

Total Common Stocks (Cost $507,812,463)		596,145,820

Preferred Stocks (0.5%):
Automobiles (0.3%):
2,704	Bayerische Motoren Werke AG (BMW), 4.91%	199,302
7,516	Porsche Automobil Holding SE, 2.22%	383,650
9,104	Volkswagen AG, 0.15%	1,195,865

		1,778,817

Household Products (0.2%):
8,393	Henkel AG & Co. KGaA, 1.21%	1,140,675

Total Preferred Stocks (Cost $2,427,862)		2,919,492

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (1.1%):
$6,726,160	AZL International Index Fund Securities Lending Collateral Account(c)	6,726,160

Total Securities Held as Collateral for Securities on Loan (Cost $6,726,160)		6,726,160

Total Investment Securities (Cost $516,966,485)(d) - 100.2%		605,791,472
Net other assets (liabilities) - (0.2)%		(1,438,719)

Net Assets - 100.0%		$604,352,753

Percentages indicated are based on net assets as of September 30, 2016.

ADR	-	American Depositary Receipt
SDR	-	Swedish Depository Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2016. The total value of securities on loan as of September 30, 2016, was $6,467,090.
+	Affiliated Securities
(a)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2016, these securities represent 0.06% of the net assets of the Fund.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2016. The total of all such securities represent 0.00% of the net assets of the fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2016.
(d)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Amounts shown as “—” are either $0 or round less than $1.

Continued

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2016:

Country	Percentage
Australia	7.2%
Austria	0.2%
Belgium	1.4%
Bermuda	0.2%
China	—	%NM
Denmark	1.7%
Finland	1.0%
France	9.1%
Germany	8.9%
Hong Kong	3.3%
Ireland (Republic of)	1.0%
Israel	0.7%
Italy	1.8%
Japan	23.7%
Luxembourg	0.2%
Netherlands	3.7%
New Zealand	0.2%
Norway	0.7%
Portugal	0.1%
Singapore	1.2%
Spain	3.0%
Sweden	2.7%
Switzerland	9.3%
United Arab Emirates	—	%NM
United Kingdom	17.6%
United States	1.1%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

Continued

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Futures Contracts

Cash of $291,024 has been segregated to cover margin requirements for the following open contracts as of September 30, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index December Futures (Australian Dollar)	Long	12/15/16	6	$621,647	$22,403
DJ EURO STOXX 50 December Futures (Euro)	Long	12/16/16	49	1,647,808	21,379
FTSE 100 Index December Futures (British Pounds)	Long	12/16/16	13	1,155,269	38,494
SGX Nikkei 225 Index December Futures (Japanese Yen)	Long	12/8/16	15	1,210,918	(9,185)

Total					$73,091

See accompanying notes to the schedules of portfolio investments.

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (64.9%):
Aerospace & Defense (0.9%):
74,295	General Dynamics Corp.	$11,527,612

Auto Components (0.7%):
195,873	Johnson Controls International plc	9,113,971

Automobiles (0.7%):
286,295	General Motors Co.	9,095,592

Banks (13.3%):
1,629,757	Bank of America Corp.	25,505,697
182,951	BB&T Corp.	6,900,912
768,931	Citigroup, Inc.	36,316,611
627,033	Citizens Financial Group, Inc.	15,493,985
177,531	Comerica, Inc.	8,400,767
591,838	Fifth Third Bancorp	12,109,005
456,001	First Horizon National Corp.	6,944,895
581,343	JPMorgan Chase & Co.	38,711,631
162,125	PNC Financial Services Group, Inc.	14,605,841

		164,989,344

Biotechnology (0.7%):
52,151	Amgen, Inc.	8,699,308

Capital Markets (5.5%):
281,167	Charles Schwab Corp. (The)	8,876,442
50,255	CME Group, Inc.	5,252,653
51,655	Goldman Sachs Group, Inc. (The)	8,330,402
643,039	Morgan Stanley	20,615,829
121,921	Northern Trust Corp.	8,289,409
176,349	State Street Corp.	12,279,181
120,991	Thomson Reuters Corp.	5,003,630

		68,647,546

Chemicals (1.2%):
59,653	Agrium, Inc.	5,409,931
409,998	Mosaic Co. (The)	10,028,551

		15,438,482

Communications Equipment (2.0%):
475,291	Cisco Systems, Inc.	15,076,230
391,410	Juniper Networks, Inc.	9,417,325

		24,493,555

Diversified Financial Services (0.4%):
169,936	Voya Financial, Inc.	4,897,556

Diversified Telecommunication Services (0.8%):
132,586	France Telecom SA	2,074,472
139,958	Verizon Communications, Inc.	7,275,017

		9,349,489

Electric Utilities (0.9%):
134,629	FirstEnergy Corp.	4,453,527
118,351	PG&E Corp.	7,239,531

		11,693,058

Energy Equipment & Services (1.2%):
235,375	Baker Hughes, Inc.	11,879,376
653,171	Weatherford International plc*	3,670,821

		15,550,197

Food & Staples Retailing (1.2%):
179,370	Walgreens Boots Alliance, Inc.	14,460,809

Food Products (1.3%):
131,634	Archer-Daniels-Midland Co.	5,551,006
237,704	Mondelez International, Inc., Class A	10,435,205

		15,986,211

Health Care Equipment & Supplies (1.8%):
208,471	Baxter International, Inc.	9,923,220
143,508	Medtronic plc	12,399,091

		22,322,311

Health Care Providers & Services (1.2%):
46,901	Anthem, Inc.	5,877,164
81,664	Express Scripts Holding Co.*	5,759,762

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
28,310	UnitedHealth Group, Inc.	$3,963,400

		15,600,326

Hotels, Restaurants & Leisure (1.3%):
337,613	Carnival Corp., Class A	16,482,267

Industrial Conglomerates (1.2%):
488,980	General Electric Co.	14,483,588

Insurance (2.0%):
91,062	Aon plc	10,243,565
99,343	Marsh & McLennan Cos., Inc.	6,680,817
61,047	Willis Towers Watson plc	8,105,210

		25,029,592

Internet Software & Services (0.9%):
328,119	eBay, Inc.*	10,795,115

IT Services (0.7%):
207,947	PayPal Holdings, Inc.*	8,519,589

Machinery (1.6%):
126,331	Caterpillar, Inc.	11,214,403
126,947	Ingersoll-Rand plc	8,624,779

		19,839,182

Media (2.4%):
46,034	CBS Corp., Class B	2,519,901
28,105	Charter Communications, Inc., Class A*	7,587,507
198,777	Comcast Corp., Class A	13,186,866
91,742	Time Warner, Inc.	7,303,581

		30,597,855

Metals & Mining (0.5%):
371,935	BHP Billiton, Ltd.	6,433,226

Multiline Retail (0.6%):
117,325	Target Corp.	8,057,881

Oil, Gas & Consumable Fuels (7.2%):
317,914	Apache Corp.	20,305,167
391,981	Canadian Natural Resources, Ltd.	12,532,156
399,433	Devon Energy Corp.	17,618,990
88,605	Exxon Mobil Corp.	7,733,444
115,112	Occidental Petroleum Corp.	8,393,967
627,571	Royal Dutch Shell plc, Class A	15,572,150
194,744	Total SA	9,229,114

		91,384,988

Pharmaceuticals (4.4%):
86,769	Eli Lilly & Co.	6,964,080
291,136	Merck & Co., Inc.	18,169,798
93,064	Novartis AG, Registered Shares	7,320,932
456,685	Pfizer, Inc.	15,467,921
104,741	Sanofi-Aventis SA	7,979,420

		55,902,151

Road & Rail (0.8%):
321,004	CSX Corp.	9,790,622

Semiconductors & Semiconductor Equipment (2.9%):
327,592	Applied Materials, Inc.	9,876,899
315,613	Intel Corp.	11,914,391
219,136	QUALCOMM, Inc.	15,010,816

		36,802,106

Software (2.9%):
99,139	Citrix Systems, Inc.*	8,448,626
217,365	Microsoft Corp.	12,520,224
385,634	Oracle Corp.	15,147,703

		36,116,553

Specialty Retail (0.4%):
1,079,488	Kingfisher plc	5,269,316

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Tobacco (0.7%):
95,766	Philip Morris International, Inc.	$9,310,371

Wireless Telecommunication Services (0.6%):
236,608	Vodafone Group plc, ADR	6,897,123

Total Common Stocks (Cost $652,243,237)		813,576,892

Convertible Preferred Stocks (0.5%):
Banks (0.2%):
13,608	KeyCorp, Series A, 5.68%	1,850,688
10,000	Wells Fargo & Co., 5.73%	267,500

		2,118,188

Capital Markets (0.2%):
60,000	AMG Capital Trust II, 1.19%	3,243,750

Oil, Gas & Consumable Fuels (0.1%):
27,346	El Paso Energy Capital Trust I, 4.89%	1,397,211

Total Convertible Preferred Stocks (Cost $6,238,597)		6,759,149

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds (7.6%):
Biotechnology (0.3%):
$2,822,000	BioMarin Pharmaceutical, Inc., 1.50%, 10/15/20	3,518,681

Capital Markets (0.8%):
1,200,000	Goldman Sachs Group, Inc. (The), 1.00%, 3/15/17(a)	1,828,236
4,530,000	Goldman Sachs Group, Inc. (The), 1.00%, 9/28/20(a)	5,621,141
2,932,000	Jefferies Group, 3.88%, 11/1/29, Callable 11/1/17 @ 100	2,972,315

		10,421,692

Communications Equipment (0.5%):
1,340,000	Ciena Corp., 4.00%, 12/15/20(a)	1,792,250
4,025,000	JDS Uniphase Corp., 0.63%, 8/15/33, Callable 8/20/18 @ 200	4,004,875

		5,797,125

Energy Equipment & Services (0.4%):
2,258,000	Helix Energy Solutions Group, Inc., 3.25%, 3/15/32, Callable 3/20/18 @ 100	2,115,464
2,652,000	Weatherford International plc, 5.88%, 7/1/21	2,975,213

		5,090,677

Health Care Equipment & Supplies (0.5%):
1,817,000	NuVasive, Inc., 2.25%, 3/15/21(a)	2,298,505
2,003,000	Wright Medical Group NV, 2.00%, 2/15/20	2,139,454
879,000	Wright Medical Group NV, 2.25%, 11/15/21(a)	1,142,700

		5,580,659

Health Care Providers & Services (0.4%):
2,281,000	Brookdale Senior Living, Inc., 2.75%, 6/15/18	2,265,319
2,875,000	HealthSouth Corp., 2.00%, 12/1/43, Callable 12/1/18 @ 100	3,369,140

		5,634,459

Insurance (0.2%):
1,761,000	Old Republic International Corp., 3.75%, 3/15/18	2,114,301

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds, continued
IT Services (0.2%):
$2,814,000	Blackhawk Network Holdings, Inc., 1.50%, 1/15/22(a)	$2,680,335

Media (0.9%):
3,394,000	Dish Network Corp., 3.38%, 8/15/26(a)	3,716,429
5,810,000	Liberty Media Corp., 1.38%, 10/15/23(a)	6,056,925
1,073,000	Live National Entertainment, Inc., 2.50%, 5/15/19	1,162,194

		10,935,548

Oil, Gas & Consumable Fuels (0.1%):
875,000	Chesapeake Energy Corp., 5.50%, 9/15/26(a)	875,000

Pharmaceuticals (0.2%):
1,327,000	Jazz Pharmaceuticals plc, 1.88%, 8/15/21	1,345,246
843,000	Medicines Co. (The), 2.75%, 7/15/23(a)	858,279

		2,203,525

Semiconductors & Semiconductor Equipment (1.4%):
2,824,000	Lam Research Corp., 1.25%, 5/15/18	4,495,455
1,760,000	Microchip Technology, Inc., 1.63%, 2/15/25	2,244,000
3,035,000	Micron Technology, Inc., Series G, 3.00%, 11/15/43, Callable 11/20/18 @ 183.04	2,697,357
1,654,000	NVIDIA Corp., 1.00%, 12/1/18(a)	5,627,735
3,511,000	ON Semiconductor Corp., 1.00%, 12/1/20(a)	3,559,276

		18,623,823

Software (0.9%):
5,444,000	Citrix Systems, Inc., 0.50%, 4/15/19	6,155,122
1,054,000	FireEye, Inc., 1.00%, 6/1/35, Callable 6/1/20 @ 100	970,339
1,054,000	FireEye, Inc., 1.63%, 6/1/35, Callable 6/1/22 @ 100(a)	960,458
2,055,000	NetSuite, Inc., 0.25%, 6/1/18	2,268,206
1,149,000	Nuance Communications, Inc., 1.00%, 12/15/35, Callable 12/20/22 @ 100(a)	999,630

		11,353,755

Technology Hardware, Storage & Peripherals (0.1%):
1,911,000	SanDisk Corp., 0.50%, 10/15/20	1,696,832

Thrifts & Mortgage Finance (0.7%):
3,438,000	MGIC Investment Corp., 5.00%, 5/1/17	3,502,462
1,557,000	MGIC Investment Corp., 2.00%, 4/1/20	1,964,739
1,295,000	Radian Group, Inc., 3.00%, 11/15/17	1,611,466
1,141,000	Radian Group, Inc., 2.25%, 3/1/19	1,480,448

		8,559,115

Total Convertible Bonds (Cost $85,849,811)		95,085,527

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds (10.0%):
Aerospace & Defense (0.2%):
$ 745,000	Aviation Capital Group Corp., 2.88%, 9/17/18, Callable 8/17/18 @ 100(a)	$754,313
735,000	Aviation Capital Group Corp., 4.88%, 10/1/25, Callable 7/1/25 @ 100(a)	797,475
293,000	BAE Systems plc, 2.85%, 12/15/20, Callable 11/15/20 @ 100(a)	299,907
185,000	Northrop Grumman Corp., 3.85%, 4/15/45, Callable 10/15/44 @ 100	191,953
600,000	Precision Castparts Corp., 1.25%, 1/15/18	600,511
200,000	Precision Castparts Corp., 2.50%, 1/15/23, Callable 10/15/22 @ 100	206,174

		2,850,333

Air Freight & Logistics (0.1%):
360,000	FedEx Corp., 4.90%, 1/15/34	413,032
745,000	FedEx Corp., 5.10%, 1/15/44	885,152

		1,298,184

Airlines (0.1%):
374,491	American Airlines 14-1, Series A, 3.70%, 10/1/26	393,215
72,755	Continental Airlines 2010-A, Series A, 4.75%, 1/12/21	78,030
255,703	Continental Airlines 2012-A, Series A, 4.15%, 4/11/24	272,963
43,243	Delta Air Lines, Inc., 6.20%, 7/2/18	45,945
461,738	United Airlines 2014-2, Series A, 3.75%, 3/3/28	485,979

		1,276,132

Automobiles (0.0%):
387,000	General Motors Co., 6.60%, 4/1/36, Callable 10/1/35 @ 100	465,631

Banks (0.9%):
295,000	Bank of America Corp., 5.75%, 12/1/17	309,084
175,000	Bank of America Corp., 5.65%, 5/1/18, MTN	185,634
600,000	Bank of America Corp., Series G, 3.50%, 4/19/26	623,526
595,000	Citigroup, Inc., 6.68%, 9/13/43	782,924
220,000	Citigroup, Inc., 5.30%, 5/6/44	247,271
380,000	Citigroup, Inc., 4.75%, 5/18/46	398,497
435,000	Citizens Financial Group, Inc., 2.38%, 7/28/21, Callable 6/28/21 @ 100	436,523
65,000	JPMorgan Chase & Co., 6.30%, 4/23/19	72,410
215,000	JPMorgan Chase & Co., 4.50%, 1/24/22	238,072
405,000	JPMorgan Chase & Co., 3.20%, 6/15/26, Callable 3/15/26 @ 100	415,651
345,000	JPMorgan Chase & Co., 4.25%, 10/1/27	370,164
570,000	JPMorgan Chase & Co., Series V, 5.00%, 12/29/49, Callable 7/1/19 @ 100	562,020

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$ 680,000	JPMorgan Chase & Co., Series Z, 5.30%, 12/31/49, Callable 5/1/20 @ 100(b)	$689,350
955,000	SunTrust Bank, 3.30%, 5/15/26, Callable 4/15/26 @ 100	974,206
290,000	US BanCorp, 3.10%, 4/27/26, Callable 3/27/26 @ 100	299,568
110,000	Wells Fargo & Co., 1.50%, 1/16/18	110,140
650,000	Wells Fargo & Co., 3.55%, 9/29/25, MTN	686,511
405,000	Wells Fargo & Co., 4.10%, 6/3/26	429,682
1,200,000	Wells Fargo & Co., 4.65%, 11/4/44	1,262,357
1,040,000	Wells Fargo & Co., 3.90%, 5/1/45	1,069,974

		10,163,564

Beverages (0.4%):
667,000	Anheuser-Busch InBev NV, 2.65%, 2/1/21, Callable 1/1/21 @ 100	688,275
612,000	Anheuser-Busch InBev NV, 3.30%, 2/1/23, Callable 12/1/22 @ 100	645,972
1,035,000	Anheuser-Busch InBev NV, 4.70%, 2/1/36, Callable 8/1/35 @ 100	1,190,015
1,158,000	Anheuser-Busch InBev NV, 4.90%, 2/1/46, Callable 8/1/45 @ 100	1,377,765
325,000	Molson Coors Brewing Co., 1.45%, 7/15/19	324,058
376,000	Molson Coors Brewing Co., 4.20%, 7/15/46, Callable 1/15/46 @ 100	391,770

		4,617,855

Biotechnology (0.5%):
2,225,000	AbbVie, Inc., 1.75%, 11/6/17	2,232,309
701,000	AbbVie, Inc., 4.50%, 5/14/35, Callable 11/14/34 @ 100	747,067
335,000	Celgene Corp., 4.00%, 8/15/23	360,924
1,220,000	Celgene Corp., 4.63%, 5/15/44, Callable 11/15/43 @ 100	1,285,979
166,000	Celgene Corp., 5.00%, 8/15/45, Callable 2/15/45 @ 100	186,902
350,000	Gilead Sciences, Inc., 3.05%, 12/1/16	351,087
483,000	Gilead Sciences, Inc., 4.40%, 12/1/21, Callable 9/1/21 @ 100	539,562

		5,703,830

Capital Markets (0.4%):
880,000	Apollo Management Holdings LP, 4.00%, 5/30/24(a)	906,802
814,000	Apollo Management Holdings LP, 4.40%, 5/27/26, Callable 2/27/26 @ 100(a)	853,688

175,000	Goldman Sachs Group, Inc. (The), 5.25%, 7/27/21	197,568
552,000	Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25	580,922
298,000	KKR Group Finance Co. III LLC, 5.13%, 6/1/44, Callable 12/1/43 @ 100(a)	303,258
1,112,000	Lazard Group LLC, 3.75%, 2/13/25	1,119,402
785,000	Moody’s Corp., 4.50%, 9/1/22, Callable 6/1/22 @ 100	874,064
665,000	Morgan Stanley, Series G, 4.00%, 7/23/25	715,114

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$ 415,000	UBS Group AG, 4.13%, 4/15/26(a)	$436,366

		5,987,184

Chemicals (0.1%):
749,000	Eastman Chemical Co., 2.70%, 1/15/20, Callable 12/15/19 @ 100	768,284
275,000	Monsanto Co., 2.13%, 7/15/19	278,569

		1,046,853

Commercial Services & Supplies (0.1%):
550,000	Cintas Corp. NO.2, 6.13%, 12/1/17	580,476
430,000	Pitney Bowes, Inc., 4.63%, 3/15/24, Callable 12/15/23 @ 100	447,138
457,000	Waste Management, Inc., 3.90%, 3/1/35, Callable 9/1/34 @ 100	487,273

		1,514,887

Construction & Engineering (0.0%):
215,000	Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100	208,472
400,000	Valmont Industries, Inc., 5.25%, 10/1/54, Callable 4/1/54 @ 100	374,679

		583,151

Consumer Finance (0.1%):
318,000	American Express Co., 3.63%, 12/5/24, Callable 11/4/24 @ 100	330,927
271,000	Ford Motor Credit Co. LLC, 3.10%, 5/4/23	272,928
674,000	Ford Motor Credit Co. LLC, 4.13%, 8/4/25	711,090
490,000	General Motors Financial Co., 5.25%, 3/1/26, Callable 12/1/25 @ 100	538,159

		1,853,104

Containers & Packaging (0.1%):
125,000	International Paper Co., 6.00%, 11/15/41, Callable 5/15/41 @ 100	147,807
831,000	Packaging Corp. of America, 4.50%, 11/1/23, Callable 8/1/23 @ 100	912,216

		1,060,023

Diversified Financial Services (0.1%):
1,675,000	National Rural Utilities Cooperative Finance Corp., 0.95%, 4/24/17	1,672,941

Diversified Telecommunication Services (0.6%):
325,000	AT&T, Inc., 3.80%, 3/15/22	348,104
510,000	AT&T, Inc., 3.00%, 6/30/22, Callable 4/30/22 @ 100	524,335
283,000	AT&T, Inc., 3.40%, 5/15/25, Callable 2/15/25 @ 100	290,756
454,000	AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100	477,013
28,000	AT&T, Inc., 5.35%, 9/1/40	31,364
2,185,000	AT&T, Inc., 5.15%, 3/15/42	2,370,831
950,000	AT&T, Inc., 4.80%, 6/15/44, Callable 12/15/43 @ 100	997,235
25,000	SBC Communications, Inc., 6.15%, 9/15/34	30,187
405,000	Verizon Communications, Inc., 5.15%, 9/15/23	471,795

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$ 305,000	Verizon Communications, Inc., 4.40%, 11/1/34, Callable 5/1/34 @ 100	$322,732
79,000	Verizon Communications, Inc., 4.13%, 8/15/46, Callable 2/15/46 @ 100	79,022
1,351,000	Verizon Communications, Inc., 4.52%, 9/15/48	1,428,454
498,000	Verizon Communications, Inc., 5.01%, 8/21/54	549,912

		7,921,740

Electric Utilities (0.0%):
125,000	Ohio Power Co., Series M, 5.38%, 10/1/21	143,042

Electrical Equipment (0.2%):
2,385,000	Eaton Corp., 1.50%, 11/2/17	2,390,924

Electronic Equipment, Instruments & Components (0.1%):
685,000	Avnet, Inc., 4.63%, 4/15/26, Callable 1/15/26 @ 100	709,174

Equity Real Estate Investment Trusts (0.4%):
615,000	Crown Castle International Corp., 4.45%, 2/15/26, Callable 11/15/25 @ 100	675,439
730,000	Crown Castle Towers LLC, 6.11%, 1/15/20, Callable 7/15/19 @ 100(a)	809,022
527,000	Crown Castle Towers LLC, 4.88%, 8/15/20, Callable 2/15/20 @ 100(a)	575,983
410,000	HCP, Inc., 4.20%, 3/1/24, Callable 12/1/23 @ 100	426,268
475,000	HCP, Inc., 3.88%, 8/15/24, Callable 5/17/24 @ 100	486,211
510,000	Piedmont Operating Partnership LP, 4.45%, 3/15/24, Callable 12/15/23 @ 100	532,113
125,000	Realty Income Corp., 2.00%, 1/31/18, Callable 12/31/17 @ 100	125,838
805,000	Sovran Acquistion, LP, 3.50%, 7/1/26, Callable 4/1/26 @ 100	821,525
483,000	Spirit Realty LP, 4.45%, 9/15/26, Callable 6/15/26 @ 100(a)	479,798
155,000	Ventas Realty LP / Capital Corp., 5.70%, 9/30/43, Callable 3/30/43 @ 100	186,731

		5,118,928

Food & Staples Retailing (0.4%):
335,000	CVS Caremark Corp., 3.38%, 8/12/24, Callable 5/12/24 @ 100	354,538
584,213	CVS Pass-Through Trust, 6.04%, 12/10/28	677,718
567,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21, Callable 9/18/21 @ 100	599,592
285,000	Walgreens Boots Alliance, Inc., 3.10%, 6/1/23, Callable 4/1/23 @ 100	293,962

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Food & Staples Retailing, continued
$ 418,000	Walgreens Boots Alliance, Inc., 4.50%, 11/18/34, Callable 5/18/34 @ 100	$444,215
2,505,000	Wal-Mart Stores, Inc., 5.52%, 6/1/18(b)	2,580,206

		4,950,231

Food Products (0.2%):
85,000	Corn Products International, Inc., 6.63%, 4/15/37	108,911
795,000	General Mills, Inc., 2.20%, 10/21/19	811,283
760,000	Kraft Foods Group, Inc., 2.25%, 6/5/17	764,745
1,054,000	Kraft Heinz Foods Co., 1.60%, 6/30/17	1,056,134
62,000	Mead Johnson Nutrition Co., 4.13%, 11/15/25, Callable 8/15/25 @ 100	67,220
193,000	Tyson Foods, Inc., 4.88%, 8/15/34, Callable 2/15/34 @ 100	213,616

		3,021,909

Health Care Equipment & Supplies (0.3%):
355,000	Becton, Dickinson & Co., 1.75%, 11/8/16	355,237
297,000	Becton, Dickinson & Co., 2.68%, 12/15/19	306,715
465,000	Becton, Dickinson & Co., 3.88%, 5/15/24, Callable 2/15/24 @ 100	503,995
370,000	Becton, Dickinson & Co., 4.88%, 5/15/44, Callable 11/15/43 @ 100	425,620
525,000	Edwards Lifesciences Corp., 2.88%, 10/15/18	535,079
1,017,000	Medtronic, Inc., 3.15%, 3/15/22	1,081,359
338,000	Medtronic, Inc., 4.38%, 3/15/35	383,016
465,000	Medtronic, Inc., 4.63%, 3/15/44, Callable 9/15/43 @ 100	543,880

		4,134,901

Health Care Providers & Services (0.2%):
220,000	Aetna, Inc., 3.95%, 9/1/20	236,629
349,000	Aetna, Inc., 4.38%, 6/15/46, Callable 12/15/45 @ 100	365,454
480,000	Express Scripts Holding Co., 2.25%, 6/15/19	486,863
585,000	Laboratory Corp. of America, 3.20%, 2/1/22	609,240
256,000	Laboratory Corp. of America, 4.70%, 2/1/45, Callable 8/1/44 @ 100	278,447
950,000	McKesson Corp., 2.28%, 3/15/19	966,770

		2,943,403

Hotels, Restaurants & Leisure (0.0%):
305,000	Wyndham Worldwide Corp., 2.95%, 3/1/17, Callable 2/1/17 @ 100	306,394

Household Durables (0.1%):
635,000	MDC Holdings, Inc., 6.00%, 1/15/43, Callable 10/15/42 @ 100	576,263
216,000	Newell Rubbermaid, Inc., 5.50%, 4/1/46, Callable 10/1/45 @ 100	262,030

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Household Durables, continued
$ 56,000	Tupperware Brands Corp., 4.75%, 6/1/21, Callable 3/1/21 @ 100	$61,265

		899,558

Independent Power & Renewable Electricity Producers (0.0%):
520,000	Oglethorpe Power Corp., 4.55%, 6/1/44	573,531

Insurance (1.1%):
1,000,000	American Financial Group, Inc., 9.88%, 6/15/19	1,203,908
345,000	American International Group, Inc., 2.30%, 7/16/19, Callable 6/16/19 @ 100	351,337
695,000	American International Group, Inc., 4.38%, 1/15/55, Callable 7/15/54 @ 100	656,825
625,000	Athene Global Funding, 2.88%, 10/23/18(a)	623,598
205,000	Berkley (WR) Corp., 4.63%, 3/15/22	224,882
115,000	CNA Financial Corp., 5.88%, 8/15/20	130,606
870,000	Farmers Exchange Capital III, 5.45%, 10/15/54, Callable 10/15/34 @ 100(a)(b)	878,700
895,000	Liberty Mutual Group, Inc., 4.85%, 8/1/44(a)	932,282
210,000	Markel Corp., 5.00%, 3/30/43	226,645
915,000	Massmutual Global Funding, 2.00%, 4/15/21(a)	919,472
860,000	Nationwide Financial Services, Inc., 5.30%, 11/18/44(a)	939,224
2,880,000	New York Life Global Funding, 1.65%, 5/15/17(a)	2,891,066
35,000	Prudential Financial, Inc., 6.63%, 12/1/37, MTN	45,055
280,000	Prudential Financial, Inc., 5.10%, 8/15/43, MTN	312,428
560,000	Reinsurance Group of America, Inc., 4.70%, 9/15/23	611,943
485,000	Reliance Stand Life Global Funding, 3.05%, 1/20/21(a)	500,766
440,000	Travelers Cos., Inc. (The), 4.60%, 8/1/43	524,950

		11,973,687

Internet & Direct Marketing Retail (0.1%):
795,000	QVC, Inc., 5.45%, 8/15/34, Callable 2/15/34 @ 100	735,859

IT Services (0.1%):
315,000	Computer Sciences Corp., 4.45%, 9/15/22	333,285
685,000	Visa, Inc., 4.15%, 12/14/35, Callable 6/14/35 @ 100	775,357

		1,108,642

Machinery (0.2%):
1,765,000	Caterpillar Financial Services Corp, 1.75%, 3/24/17	1,770,377
655,000	Deere & Co., 2.60%, 6/8/22, Callable 3/8/22 @ 100	679,773

		2,450,150

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Media (0.3%):
$1,050,000	Charter Communications OPT LLC, 4.46%, 7/23/22, Callable 5/23/22 @ 100(a)	$1,133,015
135,000	Comcast Corp., 5.70%, 5/15/18	144,638
245,000	Comcast Corp., 6.45%, 3/15/37	338,255
1,520,000	Cox Communications, Inc., 8.38%, 3/1/39(a)	1,965,329
200,000	Interpublic Group of Cos., Inc., 2.25%, 11/15/17	200,863
65,000	NBCUniversal Media LLC, 5.15%, 4/30/20	72,920
75,000	NBCUniversal Media LLC, 5.95%, 4/1/41	100,757

		3,955,777

Multiline Retail (0.0%):
330,000	Dollar General Corp., 3.25%, 4/15/23, Callable 1/15/23 @ 100	340,698

Oil, Gas & Consumable Fuels (0.9%):
282,000	Anadarko Petroleum Corp., 4.85%, 3/15/21, Callable 2/15/21 @ 100	302,732
432,000	Anadarko Petroleum Corp., 6.60%, 3/15/46, Callable 9/15/45 @ 100	525,638
1,390,000	Chevron Corp., 1.37%, 3/2/18	1,392,450
335,000	Chevron Corp., 1.72%, 6/24/18, Callable 5/24/18 @ 100	337,952
808,000	ConocoPhillips Co., 2.88%, 11/15/21, Callable 9/15/21 @ 100	830,132
867,000	ConocoPhillips Co., 4.15%, 11/15/34, Callable 5/15/34 @ 100	865,265
385,000	Enable Midstream Partners LP, 2.40%, 5/15/19, Callable 4/15/19 @ 100	377,133
347,000	Energy Transfer Partners LP, 4.90%, 3/15/35, Callable 9/15/34 @ 100	320,303
75,000	Enterprise Products Operating LLC, 6.50%, 1/31/19	83,192
55,000	Enterprise Products Operating LLC, 5.25%, 1/31/20	60,725
350,000	Enterprise Products Partners LP, 2.55%, 10/15/19, Callable 9/15/19 @ 100	356,287
389,000	Kinder Morgan (Delaware), Inc., 5.30%, 12/1/34, Callable 6/1/34 @ 100	387,823
640,000	Noble Energy, Inc., 5.25%, 11/15/43, Callable 5/15/43 @ 100	651,457
360,000	Occidental Petroleum Corp., 3.40%, 4/15/26, Callable 1/15/26 @ 100	379,803
175,000	Plains All American Pipeline LP, 3.65%, 6/1/22, Callable 3/1/22 @ 100	177,394
45,000	Spectra Energy Capital Corp., 7.50%, 9/15/38	55,949
522,000	Spectra Energy Partners LP, 4.50%, 3/15/45, Callable 9/15/44 @ 100	523,056
470,000	Sunoco Logistics Partners LP, 5.50%, 2/15/20	514,433
710,000	Sunoco Logistics Partners LP, 5.30%, 4/1/44, Callable 10/1/43 @ 100	716,568

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 45,000	Texas East Transmission, 7.00%, 7/15/32	$56,186
830,000	Western Gas Partners LP, 5.45%, 4/1/44, Callable 10/1/43 @ 100	842,773

		9,757,251

Pharmaceuticals (0.3%):
551,000	Bayer US Finance LLC, 3.00%, 10/8/21(a)	576,996
85,000	GlaxoSmithKline plc, 5.65%, 5/15/18	90,866
95,000	Merck & Co., Inc., 5.00%, 6/30/19	104,529
2,655,000	Roche Holding, Inc., 1.35%, 9/29/17(a)	2,663,633
213,000	Zoetis, Inc., 4.70%, 2/1/43, Callable 8/1/42 @ 100	224,159

		3,660,183

Professional Services (0.0%):
210,000	Verisk Analytics, Inc., 5.50%, 6/15/45, Callable 12/15/44 @ 100	225,265

Road & Rail (0.3%):
1,370,000	Burlington Northern Santa Fe LLC, 5.15%, 9/1/43, Callable 3/1/43 @ 100	1,703,749
140,000	CSX Corp., 5.50%, 4/15/41, Callable 10/15/40 @ 100	172,168
845,000	ERAC USA Finance LLC, 2.35%, 10/15/19(a)	858,475
18,000	Union Pacific Corp., 3.65%, 2/15/24, Callable 11/15/23 @ 100	19,661
465,000	Union Pacific Corp., 4.85%, 6/15/44, Callable 12/15/43 @ 100	569,104
400,000	Union Pacific Corp., 4.15%, 1/15/45, Callable 7/15/44 @ 100	441,118

		3,764,275

Semiconductors & Semiconductor Equipment (0.1%):
755,000	Intel Corp., 1.35%, 12/15/17	757,357

Software (0.2%):
395,000	Microsoft Corp., 3.50%, 2/12/35, Callable 8/12/34 @ 100	404,389
1,230,000	Oracle Corp., 1.90%, 9/15/21, Callable 8/15/21 @ 100	1,233,120
545,000	Oracle Corp., 4.30%, 7/8/34, Callable 1/8/34 @ 100	591,063

		2,228,572

Specialty Retail (0.4%):
1,865,000	Advance Auto Parts, Inc., 4.50%, 12/1/23, Callable 9/1/23 @ 100	2,019,934
361,000	AutoZone, Inc., 3.13%, 4/21/26, Callable 1/21/26 @ 100	368,855
617,000	Home Depot, Inc., 2.00%, 4/1/21, Callable 3/1/21 @ 100	627,317
1,400,000	O’Reilly Automotive, Inc., 4.88%, 1/14/21, Callable 10/14/20 @ 100	1,555,166
337,000	Ross Stores, Inc., 3.38%, 9/15/24, Callable 6/15/24 @ 100	358,306

		4,929,578

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Technology Hardware, Storage & Peripherals (0.1%):
$ 696,000	Apple, Inc., 2.15%, 2/9/22	$707,460
668,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.45%, 6/15/23, Callable 4/15/23 @ 100(a)	715,733
28,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.35%, 7/15/46, Callable 1/15/46 @ 100(a)	33,526

		1,456,719

Tobacco (0.2%):
1,345,000	Philip Morris International, Inc., 1.63%, 3/20/17	1,349,934
210,000	Philip Morris International, Inc., 1.25%, 8/11/17	210,224
310,000	Philip Morris International, Inc., 3.60%, 11/15/23	338,748
925,000	Philip Morris International, Inc., 4.88%, 11/15/43	1,112,251

		3,011,157

Trading Companies & Distributors (0.1%):
850,000	Air Lease Corp., 2.63%, 9/4/18, Callable 8/4/18 @ 100	857,723
395,000	Air Lease Corp., 4.25%, 9/15/24, Callable 6/15/24 @ 100	415,200

		1,272,923

Total Corporate Bonds (Cost $118,855,564)		124,835,500

Yankee Dollars (2.4%):
Airlines (0.0%):
589,763	Virgin Australia Holdings, Ltd., 5.00%, 10/23/23(a)	611,879

Banks (1.1%):
615,000	BBVA Bancomer SA, 4.38%, 4/10/24(a)	644,981
105,000	HBOS plc, Series G, 6.75%, 5/21/18(a)	112,223
435,000	Lloyds Bank plc, 2.30%, 11/27/18	439,730
2,000,000	Mizuho Finance Group (Cayman) 3, Ltd., 4.60%, 3/27/24(a)	2,207,768
955,000	National Australia Bank, Ltd., Series G, 2.00%, 1/14/19	964,170
1,650,000	National Australia Bank, Ltd., 1.88%, 7/12/21	1,641,568
955,000	Nordea Bank AB, 2.25%, 5/27/21(a)	969,546
875,000	Societe Generale SA, 2.63%, 9/16/20(a)	901,742
995,000	Societe Generale SA, 5.00%, 1/17/24(a)	1,038,929
700,000	Standard Chartered plc, 3.05%, 1/15/21(a)	720,658
700,000	Sumitomo Mitsui Banking Corp., Series G, 2.65%, 7/23/20	717,149

		10,358,464

Capital Markets (0.2%):
430,000	Brookfield Asset Management, Inc., 4.00%, 1/15/25, Callable 10/15/24 @ 100	440,781
564,000	Credit Suisse AG, 6.50%, 8/8/23(a)	611,235
850,000	Credit Suisse Group Fund, Ltd., 3.80%, 6/9/23(a)	861,288

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Capital Markets, continued
$ 35,000	UBS Group AG, Series BKNT, 5.88%, 12/20/17	$36,843

		1,950,147

Chemicals (0.1%):
650,000	Montell Finance Co. BV, 8.10%, 3/15/27(a)	874,828

Diversified Financial Services (0.0%):
75,000	Deutsche Telekom International Finance BV, 6.00%, 7/8/19	83,915

Diversified Telecommunication Services (0.0%):
465,000	British Telecommunications plc, 1.25%, 2/14/17	465,047
320,000	Telefonica Emisiones SAU, 7.05%, 6/20/36	419,775

		884,822

Electric Utilities (0.1%):
50,000	Electricite de France SA, 4.60%, 1/27/20(a)	54,455
765,000	Electricite de France SA, 4.88%, 1/22/44(a)	825,514
575,000	Electricite de France SA, 5.63%, 12/31/49, Callable 1/22/24 @ 100, Perpetual Bond(a)(b)	564,363

		1,444,332

Energy Equipment & Services (0.0%):
70,000	Noble Holding International, Ltd., 2.50%, 3/15/17	69,300

Machinery (0.0%):
350,000	Pentair Finance SA, 5.00%, 5/15/21, Callable 2/15/21 @ 100	381,764

Metals & Mining (0.0%):
100,000	Rio Tinto Finance (USA), Ltd., 9.00%, 5/1/19	118,140
110,000	Rio Tinto Finance (USA), Ltd., 7.13%, 7/15/28	146,742

		264,882

Oil, Gas & Consumable Fuels (0.2%):
150,000	Husky Energy, Inc., 3.95%, 4/15/22, Callable 1/15/22 @ 100	158,843
912,000	Shell International Finance, 4.00%, 5/10/46	932,980
315,000	Suncor Energy, Inc., 3.60%, 12/1/24, Callable 9/1/24 @ 100	330,184

		1,422,007

Pharmaceuticals (0.3%):
885,000	Actavis Funding SCS, 1.85%, 3/1/17	887,244
850,000	Actavis Funding SCS, 4.85%, 6/15/44, Callable 12/15/43 @ 100	934,962
2,090,000	GlaxoSmithKline Capital, 1.50%, 5/8/17	2,095,256
421,000	Mylan NV, 3.15%, 6/15/21, Callable 5/15/21 @ 100(a)	428,904
575,000	Mylan NV, 5.25%, 6/15/46, Callable 12/15/45 @ 100(a)	605,594
310,000	Perrigo Co. plc, 2.30%, 11/8/18	311,064
200,000	Perrigo Co. plc, 3.50%, 3/15/21, Callable 2/15/21 @ 100	206,852

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Pharmaceuticals, continued
$ 348,000	Teva Pharmaceuticals Ne, 2.80%, 7/21/23	$348,893
307,000	Teva Pharmaceuticals Ne, 4.10%, 10/1/46	305,544

		6,124,313

Technology Hardware, Storage & Peripherals (0.0%):
665,000	Seagate HDD Cayman, 5.75%, 12/1/34, Callable 6/1/34 @ 100	554,171

Trading Companies & Distributors (0.2%):
1,852,000	Aercap Ireland Capital, Ltd./A, 3.95%, 2/1/22, Callable 1/1/22 @ 100	1,898,299
300,000	SMBC Aviation Capital, 2.65%, 7/15/21(a)	300,412

		2,198,711

Wireless Telecommunication Services (0.2%):
335,000	America Movil SAB de C.V., 4.38%, 7/16/42	328,960
355,000	Rogers Communications, Inc., 4.50%, 3/15/43, Callable 9/15/42 @ 100	382,405
1,915,000	Vodafone Group plc, 1.63%, 3/20/17	1,917,662

		2,629,027

Total Yankee Dollars (Cost $29,102,066)		29,852,562

U.S. Government Agency Mortgages (0.1%):
Federal National Mortgage Association (0.0%)
185,000	6.63%, 11/15/30	281,314

Federal Home Loan Mortgage Corp. (0.1%)
950,000	4.88%, 6/13/18^	1,014,731

Total U.S. Government Agency Mortgages (Cost $1,176,703)		1,296,045

U.S. Treasury Obligations (11.5%):
U.S. Treasury Bonds (0.4%)
4,272,700	2.50%, 5/15/46	4,422,245

U.S. Treasury Notes (11.1%)
50,416,000	0.75%, 8/31/18	50,406,169
6,200,000	1.25%, 1/31/19	6,260,307
45,375,000	0.88%, 9/15/19	45,373,230
6,000	3.63%, 2/15/20	6,525
400,000	2.63%, 11/15/20	424,641
21,700,100	1.13%, 8/31/21	21,678,053
2,720,000	1.38%, 8/31/23	2,711,500
12,596,500	1.50%, 8/15/26	12,473,974

		139,334,399

Total U.S. Treasury Obligations (Cost $143,608,408)		143,756,644

Securities Held as Collateral for Securities on Loan (0.0%):
$ 331,500	AZL Invesco Equity and Income Fund Securities Lending Collateral Account(c)	331,500

Total Securities Held as Collateral for Securities on Loan (Cost $331,500)		331,500

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Company (2.8%):
35,633,920	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(d)	$35,633,920

Total Unaffiliated Investment Company (Cost $35,633,920)		35,633,920

Total Investment Securities (Cost $1,073,039,806)(e) - 99.8%		1,251,127,739
Net other assets (liabilities) - 0.2%		2,269,665

Net Assets - 100.0%		$1,253,397,404

Percentages indicated are based on net assets as of September 30, 2016.

ADR	-	American Depositary Receipt
MTN	-	Medium Term Note

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2016. The total value of securities on loan as of September 30, 2016, was $320,441.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	Variable rate security. The rate presented represents the rate in effect at September 30, 2016. The date presented represents the final maturity date.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2016.
(d)	The rate represents the effective yield at September 30, 2016.
(e)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2016:

Country	Percentage
Australia	0.8%
Bermuda	0.3%
Canada	1.9%
Cayman Islands	0.2%
France	1.8%
Guernsey	0.1%
Ireland (Republic of)	0.9%
Japan	0.1%
Jersey	—	%NM
Luxembourg	0.2%
Mexico	0.1%
Netherlands	0.3%
Panama	1.3%
Spain	—	%NM
Sweden	0.1%
Switzerland	1.0%
United Kingdom	4.1%
United States	86.8%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Forward Currency Contracts

At September 30, 2016, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Bank of New York Mellon	10/14/16	2,512,190	$1,875,131	$1,921,673	$(46,542)
Australian Dollar	State Street	10/14/16	3,101,671	2,327,539	2,372,590	(45,051)
British Pound	Bank of New York Mellon	10/14/16	7,878,377	10,384,410	10,212,428	171,982
British Pound	State Street	10/14/16	7,906,625	10,421,722	10,249,044	172,678
Canadian Dollar	State Street	10/14/16	16,742,534	12,723,378	12,764,569	(41,191)
European Euro	Bank of New York Mellon	10/14/16	6,715,896	7,557,666	7,548,272	9,394
European Euro	State Street	10/14/16	6,988,654	7,864,265	7,854,836	9,429
European Euro	State Street	10/14/16	203,260	228,030	228,452	(422)
Swiss Franc	Bank of New York Mellon	10/14/16	2,685,859	2,761,142	2,768,129	(6,987)
Swiss Franc	State Street	10/14/16	2,706,038	2,781,614	2,788,925	(7,311)

				$58,924,897	$58,708,918	$215,979

See accompanying notes to the schedules of portfolio investments.

AZL Invesco Growth and Income Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (97.3%):
Aerospace & Defense (1.4%):
29,165	General Dynamics Corp.	$4,525,241

Auto Components (1.1%):
77,786	Johnson Controls International plc	3,619,383

Automobiles (1.1%):
112,329	General Motors Co.	3,568,692

Banks (19.4%):
644,119	Bank of America Corp.	10,080,462
75,010	BB&T Corp.	2,829,377
300,543	Citigroup, Inc.	14,194,646
245,653	Citizens Financial Group, Inc.	6,070,086
73,482	Comerica, Inc.	3,477,168
233,265	Fifth Third Bancorp	4,772,602
177,280	First Horizon National Corp.	2,699,974
224,950	JPMorgan Chase & Co.	14,979,422
65,738	PNC Financial Services Group, Inc.	5,922,336

		65,026,073

Biotechnology (1.1%):
21,640	Amgen, Inc.	3,609,768

Capital Markets (8.1%):
108,750	Charles Schwab Corp. (The)	3,433,238
19,945	CME Group, Inc.	2,084,651
20,288	Goldman Sachs Group, Inc. (The)	3,271,846
251,339	Morgan Stanley	8,057,928
50,274	Northern Trust Corp.	3,418,129
68,966	State Street Corp.	4,802,103
47,325	Thomson Reuters Corp.	1,957,144

		27,025,039

Chemicals (1.8%):
23,740	Agrium, Inc.	2,152,981
167,837	Mosaic Co. (The)	4,105,293

		6,258,274

Communications Equipment (2.9%):
186,377	Cisco Systems, Inc.	5,911,879
159,273	Juniper Networks, Inc.	3,832,108

		9,743,987

Diversified Financial Services (0.6%):
66,425	Voya Financial, Inc.	1,914,369

Diversified Telecommunication Services (1.0%):
52,482	France Telecom SA	821,146
54,590	Verizon Communications, Inc.	2,837,588

		3,658,734

Electric Utilities (1.4%):
54,739	FirstEnergy Corp.	1,810,766
49,617	PG&E Corp.	3,035,072

		4,845,838

Energy Equipment & Services (2.0%):
107,613	Baker Hughes, Inc.	5,431,228
261,941	Weatherford International plc*	1,472,108

		6,903,336

Food & Staples Retailing (1.7%):
71,448	Walgreens Boots Alliance, Inc.	5,760,138

Food Products (1.9%):
51,855	Archer-Daniels-Midland Co.	2,186,725
92,436	Mondelez International, Inc., Class A	4,057,941

		6,244,666

Health Care Equipment & Supplies (2.7%):
81,727	Baxter International, Inc.	3,890,205
58,146	Medtronic plc	5,023,815

		8,914,020

Health Care Providers & Services (1.9%):
18,766	Anthem, Inc.	2,351,568
32,763	Express Scripts Holding Co.*	2,310,774

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
12,625	UnitedHealth Group, Inc.	$1,767,500

		6,429,842

Hotels, Restaurants & Leisure (1.9%):
131,009	Carnival Corp., Class A	6,395,859

Industrial Conglomerates (1.7%):
192,518	General Electric Co.	5,702,383

Insurance (3.0%):
36,236	Aon plc	4,076,187
39,427	Marsh & McLennan Cos., Inc.	2,651,466
24,131	Willis Towers Watson plc	3,203,873

		9,931,526

Internet Software & Services (1.3%):
128,201	eBay, Inc.*	4,217,813

IT Services (1.1%):
86,338	PayPal Holdings, Inc.*	3,537,268

Machinery (2.3%):
49,925	Caterpillar, Inc.	4,431,842
49,102	Ingersoll-Rand plc	3,335,990

		7,767,832

Media (3.5%):
17,810	CBS Corp., Class B	974,919
10,946	Charter Communications, Inc., Class A*	2,955,092
77,077	Comcast Corp., Class A	5,113,288
35,484	Time Warner, Inc.	2,824,881

		11,868,180

Metals & Mining (0.8%):
150,003	BHP Billiton, Ltd.	2,594,548

Multiline Retail (0.9%):
45,490	Target Corp.	3,124,253

Oil, Gas & Consumable Fuels (11.8%):
134,154	Apache Corp.	8,568,416
182,666	Canadian Natural Resources, Ltd.	5,840,076
154,286	Devon Energy Corp.	6,805,555
36,712	Exxon Mobil Corp.	3,204,223
50,693	Occidental Petroleum Corp.	3,696,534
267,430	Royal Dutch Shell plc, Class A	6,635,839
82,892	Total SA	3,928,335

		38,678,978

Pharmaceuticals (6.7%):
34,188	Eli Lilly & Co.	2,743,929
114,713	Merck & Co., Inc.	7,159,238
42,170	Novartis AG, Registered Shares	3,317,327
185,639	Pfizer, Inc.	6,287,593
41,459	Sanofi-Aventis SA	3,158,446

		22,666,533

Road & Rail (1.1%):
124,134	CSX Corp.	3,786,087

Semiconductors & Semiconductor Equipment (4.3%):
128,629	Applied Materials, Inc.	3,878,164
126,518	Intel Corp.	4,776,055
85,936	QUALCOMM, Inc.	5,886,616

		14,540,835

Software (4.3%):
38,906	Citrix Systems, Inc.*	3,315,569
85,349	Microsoft Corp.	4,916,102
154,083	Oracle Corp.	6,052,381

		14,284,052

Specialty Retail (0.6%):
423,124	Kingfisher plc	2,065,400

Continued

AZL Invesco Growth and Income Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Tobacco (1.1%):
37,319	Philip Morris International, Inc.	$3,628,153

Wireless Telecommunication Services (0.8%):
93,452	Vodafone Group plc, ADR	2,724,126

Total Common Stocks (Cost $243,191,955)		325,561,226

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Company (2.6%):
8,737,237	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(a)	8,737,237

Total Unaffiliated Investment Company (Cost $8,737,237)		8,737,237

Total Investment Securities (Cost $251,929,192)(b) - 99.9%		334,298,463
Net other assets (liabilities) - 0.1%		492,044

Net Assets - 100.0%		$334,790,507

Percentages indicated are based on net assets as of September 30, 2016.

ADR	-	American Depositary Receipt

*	Non-income producing security.
(a)	The rate represents the effective yield at September 30, 2016.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2016:

Country	Percentage
Australia	0.8%
Canada	3.0%
France	2.4%
Ireland (Republic of)	1.0%
Panama	1.9%
Switzerland	1.4%
United Kingdom	5.6%
United States	83.9%

100.0%

Continued

AZL Invesco Growth and Income Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Forward Currency Contracts

At September 30, 2016, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Bank of New York Mellon	10/14/16	1,013,178	$756,249	$775,020	$(18,771)
Australian Dollar	State Street	10/14/16	1,137,452	851,733	870,082	(18,349)
Australian Dollar	State Street	10/14/16	113,466	86,974	86,794	180
British Pound	Bank of New York Mellon	10/14/16	3,279,457	4,322,619	4,251,030	71,589
British Pound	State Street	10/14/16	3,291,214	4,338,150	4,266,270	71,880
Canadian Dollar	Bank of New York Mellon	10/14/16	3,768,402	2,863,843	2,873,043	(9,200)
Canadian Dollar	State Street	10/14/16	3,768,935	2,864,106	2,873,449	(9,343)
European Euro	Bank of New York Mellon	10/14/16	2,640,609	2,971,583	2,967,889	3,694
European Euro	State Street	10/14/16	80,472	90,279	90,446	(167)
European Euro	State Street	10/14/16	2,748,531	3,092,895	3,089,187	3,708
Swiss Franc	Bank of New York Mellon	10/14/16	1,233,635	1,268,213	1,271,422	(3,209)
Swiss Franc	State Street	10/14/16	1,242,904	1,277,616	1,280,975	(3,359)

				$24,784,260	$24,695,607	$88,653

Long Contracts:
British Pound	State Street	10/14/16	49,431	$64,980	$64,076	$(904)
Canadian Dollar	State Street	10/14/16	98,001	74,513	74,716	203
European Euro	State Street	10/14/16	68,927	77,196	77,470	274
Swiss Franc	State Street	10/14/16	33,573	34,395	34,601	206

				$251,084	$250,863	$(221)

See accompanying notes to the schedules of portfolio investments.

AZL Invesco International Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (92.5%):
Air Freight & Logistics (1.1%):
154,020	Deutsche Post AG	$4,812,780

Auto Components (0.6%):
67,500	Denso Corp.	2,695,143

Automobiles (0.8%):
61,400	Toyota Motor Corp.	3,561,342

Banks (4.5%):
1,667,941	Akbank T.A.S.	4,481,490
1,280,100	Kasikornbank Public Co., Ltd.	6,969,097
6,000,487	Lloyds Banking Group plc	4,248,811
267,052	United Overseas Bank, Ltd.	3,710,228

		19,409,626

Beverages (3.5%):
90,007	Carlsberg A/S, Class B	8,600,607
56,879	Fomento Economico Mexicano SAB de C.V., ADR	5,235,143
9,822	Pernod Ricard SA	1,161,958

		14,997,708

Biotechnology (1.1%):
58,397	CSL, Ltd.	4,794,917

Capital Markets (7.2%):
841,988	Aberdeen Asset Management plc	3,553,364
1,340,856	BM&F Bovespa SA	6,969,020
117,540	Deutsche Boerse AG	9,173,244
138,613	Julius Baer Group, Ltd.	5,627,629
442,970	UBS Group AG	6,016,799

		31,340,056

Chemicals (0.4%):
4,386	Syngenta AG, Registered Shares	1,918,457

Commercial Services & Supplies (0.8%):
383,823	Brambles, Ltd.	3,528,621

Communications Equipment (1.1%):
634,560	Telefonaktiebolaget LM Ericsson, Class B	4,581,177

Containers & Packaging (2.3%):
843,368	Amcor, Ltd.	9,804,583

Diversified Financial Services (1.9%):
227,165	Investor AB, Class B	8,303,867

Electrical Equipment (1.3%):
82,423	Schneider Electric SA	5,746,445

Electronic Equipment, Instruments & Components (0.8%):
4,785	Keyence Corp.	3,483,121

Health Care Equipment & Supplies (2.1%):
240,742	Getinge AB, Class B	4,666,036
271,532	Smith & Nephew plc	4,379,506

		9,045,542

Hotels, Restaurants & Leisure (3.2%):
408,525	Compass Group plc	7,920,831
1,575,000	Galaxy Entertainment Group, Ltd.	5,993,150

		13,913,981

Industrial Conglomerates (2.6%):
869,712	CK Hutchison Holdings, Ltd.	11,096,768

Insurance (2.2%):
10,633	Fairfax Financial Holdings, Ltd.	6,230,981
135,130	Great-West Lifeco, Inc.	3,326,229

		9,557,210

Internet Software & Services (2.6%):
21,527	Baidu, Inc., ADR*	3,919,421
1,853,800	Yahoo! Japan Corp.	7,382,127

		11,301,548

Shares		Fair Value
Common Stocks, continued
IT Services (4.2%):
130,471	Amadeus IT Holding SA	$6,517,482
239,138	CGI Group, Inc., Class A*	11,391,777

		17,909,259

Life Sciences Tools & Services (0.0%):
50,591	ART Advanced Research Technologies, Inc.*(a)	—
165,100	ART Advanced Research Technologies, Inc.*(a)	—
160,422	ART Advanced Research Technologies, Inc.*(a)	—

		—

Machinery (2.7%):
22,700	FANUC Corp.	3,842,472
226,100	Komatsu, Ltd.	5,181,635
244,246	Sandvik AB	2,685,158

		11,709,265

Media (12.4%):
285,673	Grupo Televisa SA, ADR	7,338,940
494,318	Informa plc	4,565,861
144,226	ProSiebenSat.1 Media AG, Registered Shares	6,175,797
146,802	Publicis Groupe SA	11,100,303
1,143,805	Sky plc	13,251,453
460,079	WPP plc	10,826,730

		53,259,084

Multiline Retail (1.1%):
78,964	Next plc	4,895,239

Oil, Gas & Consumable Fuels (4.7%):
262,843	Cenovus Energy, Inc.	3,772,933
129,076	Prairiesky Royalty, Ltd.	2,632,096
217,828	Royal Dutch Shell plc, Class B	5,650,732
279,589	Suncor Energy, Inc.	7,762,334

		19,818,095

Personal Products (1.4%):
133,774	Unilever NV	6,170,246

Pharmaceuticals (5.8%):
38,057	Novartis AG, Registered Shares	2,993,776
50,484	Novo Nordisk A/S, Class B	2,103,821
37,877	Roche Holding AG	9,386,398
219,852	Teva Pharmaceutical Industries, Ltd., ADR	10,115,391

		24,599,386

Professional Services (3.7%):
712,554	Reed Elsevier plc	13,519,317
45,554	Wolters Kluwer NV	1,949,186

		15,468,503

Road & Rail (1.0%):
68,444	Canadian National Railway Co.	4,474,583

Semiconductors & Semiconductor Equipment (5.3%):
63,771	Broadcom, Ltd.	11,001,773
395,690	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	12,104,157

		23,105,930

Software (2.8%):
126,671	SAP AG	11,524,047

Specialty Retail (1.0%):
860,310	Kingfisher plc	4,199,440

Technology Hardware, Storage & Peripherals (0.9%):
2,548	Samsung Electronics Co., Ltd.	3,714,080

Continued

AZL Invesco International Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods (0.9%):
64,192	Compagnie Financiere Richemont SA	$3,909,711

Tobacco (4.5%):
143,415	British American Tobacco plc	9,170,018
230,400	Japan Tobacco, Inc.	9,414,396

		18,584,414

Total Common Stocks (Cost $311,547,897)		397,234,174

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Company (7.1%):
30,691,252	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(b)	30,691,252

Total Unaffiliated Investment Company (Cost $30,691,252)		30,691,252

Total Investment Securities (Cost $342,239,149)(c) - 99.6%		427,925,426
Net other assets (liabilities) - 0.4%		1,932,990

Net Assets - 100.0%		$429,858,416

Percentages indicated are based on net assets as of September 30, 2016.

ADR	-	American Depositary Receipt

*	Non-income producing security.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2016. The total of all such securities represent 0.00% of the net assets of the fund.
(b)	The rate represents the effective yield at September 30, 2016.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Amounts shown as “—” are either $0 or round to less than $1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2016:

Country	Percentage
Australia	4.2%
Brazil	1.6%
Canada	9.4%
Cayman Islands	0.9%
Denmark	2.5%
France	4.2%
Germany	7.4%
Hong Kong	4.0%
Ireland (Republic of)	2.5%
Israel	2.4%
Japan	8.3%
Mexico	2.9%
Netherlands	1.9%
Republic of Korea (South)	0.9%
Singapore	3.4%
Spain	1.5%
Sweden	4.7%
Switzerland	7.0%
Taiwan	2.8%
Thailand	1.6%
Turkey	1.0%
United Kingdom	17.7%
United States	7.2%

100.0%

Continued

AZL JPMorgan International Opportunities Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (96.9%):
Aerospace & Defense (2.3%):
101,799	European Aeronautic Defence & Space Co. NV	$6,156,899
49,624	Thales SA	4,570,306

		10,727,205

Air Freight & Logistics (1.7%):
338,300	Yamato Holdings Co., Ltd.	7,875,076

Airlines (1.0%):
154,500	Japan Airlines Co., Ltd.	4,548,997

Auto Components (1.2%):
27,358	Continental AG	5,751,149

Automobiles (3.5%):
76,899	Daimler AG, Registered Shares	5,416,387
64,926	Renault SA	5,333,746
181,400	Suzuki Motor Corp.	6,073,591

		16,823,724

Banks (9.8%):
386,850	Australia & New Zealand Banking Group, Ltd.	8,212,577
132,591	BNP Paribas SA	6,816,378
79,655	HDFC Bank, Ltd., ADR	5,726,398
696,727	HSBC Holdings plc	5,230,083
573,768	ING Groep NV	7,071,963
1,453,800	Mitsubishi UFJ Financial Group, Inc.	7,332,056
550,181	Nordea Bank AB	5,458,960

		45,848,415

Beverages (4.1%):
83,983	Anheuser-Busch InBev NV	11,023,336
80,933	SABMiller plc	4,715,313
89,100	Suntory Beverage & Food, Ltd.	3,866,358

		19,605,007

Biotechnology (3.1%):
38,266	Genmab A/S*	6,558,666
122,280	Shire plc	7,902,071

		14,460,737

Building Products (1.8%):
93,600	Daikin Industries, Ltd.	8,721,649

Capital Markets (1.3%):
458,202	UBS Group AG	6,223,693

Chemicals (1.1%):
84,034	Christian Hansen Holding A/S	4,996,158

Construction & Engineering (1.3%):
874,000	Kajima Corp.	6,109,764

Diversified Financial Services (1.5%):
493,800	ORIX Corp.	7,287,310

Diversified Telecommunication Services (3.9%):
1,042,938	BT Group plc	5,257,595
164,800	Nippon Telegraph & Telephone Corp.	7,527,593
6,608,938	Telecom Italia SpA*	5,467,890

		18,253,078

Electric Utilities (1.4%):
1,505,438	Enel SpA	6,713,400

Electronic Equipment, Instruments & Components (1.6%):
10,100	Keyence Corp.	7,352,042

Energy Equipment & Services (1.3%):
98,991	Technip-Coflexip SA	6,078,600

Food & Staples Retailing (0.6%):
459,110	Distribuidora Internacional de Alimentacion SA	2,841,881

Food Products (2.8%):
120,778	Associated British Foods plc	4,069,445

Shares		Fair Value
Common Stocks, continued
Food Products, continued
62,469	Nestle SA, Registered Shares	$4,923,680
173,000	Nippon Meat Packers, Inc.	4,173,920

		13,167,045

Gas Utilities (2.2%):
736,000	China Resources Gas Group, Ltd.	2,528,502
864,000	ENN Energy Holdings, Ltd.	4,217,200
684,747	Snam SpA	3,793,168

		10,538,870

Health Care Providers & Services (1.2%):
70,937	Fresenius SE & Co. KGaA	5,657,580

Hotels, Restaurants & Leisure (1.7%):
76,135	InterContinental Hotels Group plc	3,139,571
74,900	Oriental Land Co., Ltd.	4,557,431

		7,697,002

Household Durables (1.6%):
158,507	Electrolux AB, Series B	3,973,405
1,892,325	Taylor Wimpey plc	3,787,282

		7,760,687

Household Products (1.8%):
91,368	Reckitt Benckiser Group plc	8,608,700

Industrial Conglomerates (2.8%):
291,388	CK Hutchison Holdings, Ltd.	3,717,857
78,003	Siemens AG, Registered Shares	9,130,082

		12,847,939

Insurance (4.7%):
261,820	AXA SA	5,569,825
189,300	NKSJ Holdings, Inc.	5,602,208
274,217	Prudential plc	4,866,025
172,800	Tokio Marine Holdings, Inc.	6,622,912

		22,660,970

IT Services (1.4%):
68,148	Cap Gemini SA	6,673,117

Machinery (0.9%):
408,400	DMG Mori Co., Ltd.	4,258,428

Media (1.3%):
118,800	Dentsu, Inc.	6,013,548

Metals & Mining (4.2%):
341,100	Nippon Steel Corp.	7,005,160
1,553,243	Norsk Hydro ASA	6,703,876
180,480	Rio Tinto plc	6,004,351

		19,713,387

Multiline Retail (0.7%):
79,800	Izumi Co., Ltd.	3,432,141

Oil, Gas & Consumable Fuels (4.5%):
624,536	Oil Search, Ltd.	3,416,684
466,709	Royal Dutch Shell plc, Class A	11,674,918
132,485	Total SA	6,278,598

		21,370,200

Paper & Forest Products (1.0%):
217,136	UPM-Kymmene OYJ	4,584,743

Pharmaceuticals (7.3%):
76,187	AstraZeneca plc	4,934,482
35,880	Bayer AG, Registered Shares	3,603,460
419,615	GlaxoSmithKline plc	8,940,507
128,990	Novo Nordisk A/S, Class B	5,375,403
48,116	Roche Holding AG	11,923,752

		34,777,604

Real Estate Management & Development (3.5%):
544,000	China Overseas Land & Investment, Ltd.	1,863,738
1,062,000	China Resources Land, Ltd.	2,994,940
153,900	Daiwa House Industry Co., Ltd.	4,215,807

Continued

AZL JPMorgan International Opportunities Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
356,000	Mitsui Fudosan Co., Ltd.	$7,581,325

		16,655,810

Semiconductors & Semiconductor Equipment (3.1%):
78,220	ASML Holding NV	8,576,428
348,982	Infineon Technologies AG	6,226,156

		14,802,584

Specialty Retail (1.8%):
1,023,709	Dixons Carphone plc	4,895,567
699,211	Kingfisher plc	3,413,066

		8,308,633

Textiles, Apparel & Luxury Goods (1.1%):
30,837	Adidas AG	5,351,301

Tobacco (2.3%):
171,523	British American Tobacco plc	10,967,256

Trading Companies & Distributors (1.2%):
104,230	Wolseley plc	5,874,075

Water Utilities (0.5%):
202,464	Pennon Group plc	2,338,226

Wireless Telecommunication Services (0.8%):
1,347,255	Vodafone Group plc	3,862,366

Total Common Stocks (Cost $428,716,356)		458,140,097

Preferred Stock (1.5%):
Household Products (1.5%):
51,398	Henkel AG & Co. KGaA, 1.21%	6,985,392

Total Preferred Stock (Cost $3,032,114)		6,985,392

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Company (1.3%):
6,234,921	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(a)	6,234,921

Total Unaffiliated Investment Company (Cost $6,234,921)		6,234,921

Total Investment Securities (Cost $437,983,391)(b) - 99.7%		471,360,410
Net other assets (liabilities) - 0.3%		1,478,652

Net Assets - 100.0%		$472,839,062

Percentages indicated are based on net assets as of September 30, 2016.

ADR	-	American Depositary Receipt

*	Non-income producing security.
(a)	The rate represents the effective yield at September 30, 2016.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2016:

Country	Percentage
Australia	2.5%
Belgium	2.3%
China	0.9%
Denmark	3.6%
Finland	1.0%
France	8.8%
Germany	10.2%
Hong Kong	2.4%
India	1.2%
Italy	3.4%
Japan	25.5%
Netherlands	4.6%
Norway	1.4%
Spain	0.6%
Sweden	2.0%
Switzerland	6.1%
United Kingdom	22.2%
United States	1.3%

100.0%

Continued

AZL JPMorgan International Opportunities Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Forward Currency Contracts

At September 30, 2016, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Jefferies	10/21/16	11,686,074	$15,207,415	$15,150,256	$57,159
Danish Krone	BNP Paribas	10/21/16	54,997,479	8,267,508	8,308,597	(41,089)
European Euro	Australia and New Zealand Banking Group	10/21/16	889,893	994,093	1,000,516	(6,423)
European Euro	Investment Technology Group	10/21/16	884,513	993,249	994,467	(1,218)
European Euro	Jefferies	10/21/16	11,324,409	12,683,238	12,732,143	(48,905)
Japanese Yen	Goldman Sachs	10/21/16	846,649,829	8,335,448	8,358,150	(22,702)
Norwegian Krone	Jefferies	10/21/16	29,097,051	3,512,707	3,641,596	(128,889)

				$49,993,658	$50,185,725	$(192,067)

Long Contracts:
Australian Dollar	Barclays Bank	10/21/16	29,342,679	$22,146,005	$22,441,564	$295,559
British Pound	Australia and New Zealand Banking Group	10/21/16	1,829,544	2,388,810	2,371,887	(16,923)
Hong Kong Dollar	Royal Bank Of Canada	10/21/16	18,020,284	2,324,034	2,323,853	(181)
Singapore Dollar	Investment Technology Group	10/21/16	7,847,660	5,759,425	5,757,427	(1,998)
Swedish Krona	Morgan Stanley	10/21/16	33,908,814	3,970,800	3,958,327	(12,473)
Swiss Franc	Credit Suisse First Boston	10/21/16	18,292,823	18,743,434	18,862,077	118,643

				$55,332,508	$55,715,135	$382,627

See accompanying notes to the schedules of portfolio investments.

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (100.0%):
Aerospace & Defense (0.7%):
5,580	General Dynamics Corp.	$865,793
8,279	Northrop Grumman Corp.	1,771,292

		2,637,085

Airlines (2.3%):
119,500	Delta Air Lines, Inc.	4,703,520
31,505	Southwest Airlines Co.	1,225,229
56,487	United Continental Holdings, Inc.*	2,963,873

		8,892,622

Auto Components (0.7%):
36,559	Delphi Automotive plc	2,607,388

Automobiles (2.2%):
262,905	General Motors Co.	8,352,492

Banks (5.1%):
161,069	Citigroup, Inc.	7,607,289
160,591	KeyCorp	1,954,392
215,599	Wells Fargo & Co.	9,546,724
13,030	Zions Bancorp	404,191

		19,512,596

Beverages (2.6%):
32,035	Molson Coors Brewing Co., Class B	3,517,443
59,606	PepsiCo, Inc.	6,483,345

		10,000,788

Biotechnology (3.3%):
18,668	Alexion Pharmaceuticals, Inc.*	2,287,577
10,751	Biogen Idec, Inc.*	3,365,385
7,863	BioMarin Pharmaceutical, Inc.*	727,485
15,253	Celgene Corp.*	1,594,396
36,581	Gilead Sciences, Inc.	2,894,288
21,822	Vertex Pharmaceuticals, Inc.*	1,903,097

		12,772,228

Building Products (0.9%):
30,018	Allegion plc	2,068,540
41,110	Masco Corp.	1,410,484

		3,479,024

Capital Markets (4.9%):
4,423	BlackRock, Inc., Class A	1,603,161
70,640	Charles Schwab Corp. (The)	2,230,105
31,955	Goldman Sachs Group, Inc. (The)	5,153,383
16,779	Intercontinental Exchange, Inc.	4,519,591
162,661	Morgan Stanley	5,214,911

		18,721,151

Chemicals (1.5%):
41,906	E.I. du Pont de Nemours & Co.	2,806,444
32,338	Eastman Chemical Co.	2,188,636
31,760	Mosaic Co. (The)	776,850

		5,771,930

Construction Materials (0.4%):
14,352	Vulcan Materials Co.	1,632,253

Consumer Finance (1.3%):
44,778	Capital One Financial Corp.	3,216,404
30,731	Discover Financial Services	1,737,838

		4,954,242

Containers & Packaging (0.6%):
25,714	Crown Holdings, Inc.*	1,468,012
14,719	WestRock Co.	713,577

		2,181,589

Diversified Telecommunication Services (0.5%):
52,211	AT&T, Inc.	2,120,289

Electric Utilities (1.3%):
11,693	Edison International	844,819
20,683	NextEra Energy, Inc.	2,529,945
15,351	PG&E Corp.	939,021

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
20,938	Xcel Energy, Inc.	$861,389

		5,175,174

Electronic Equipment, Instruments & Components (0.5%):
27,682	TE Connectivity, Ltd.	1,782,167

Energy Equipment & Services (0.8%):
40,154	Schlumberger, Ltd.	3,157,711

Equity Real Estate Investment Trusts (0.4%):
6,729	AvalonBay Communities, Inc.	1,196,685
13,225	Kimco Realty Corp.	382,864

		1,579,549

Food & Staples Retailing (0.2%):
30,551	Kroger Co. (The)	906,754

Food Products (1.2%):
104,421	Mondelez International, Inc., Class A	4,584,082

Health Care Equipment & Supplies (1.1%):
36,935	Abbott Laboratories	1,561,981
105,392	Boston Scientific Corp.*	2,508,330

		4,070,311

Health Care Providers & Services (4.1%):
13,819	Aetna, Inc.	1,595,404
12,955	Humana, Inc.	2,291,610
3,365	McKesson Corp.	561,114
80,547	UnitedHealth Group, Inc.	11,276,579

		15,724,707

Hotels, Restaurants & Leisure (1.5%):
51,577	Royal Caribbean Cruises, Ltd.	3,865,696
34,817	Starbucks Corp.	1,884,992

		5,750,688

Household Durables (1.3%):
61,619	D.R. Horton, Inc.	1,860,894
22,648	Harman International Industries, Inc.	1,912,623
40,772	Toll Brothers, Inc.*	1,217,452

		4,990,969

Household Products (0.9%):
16,381	Kimberly-Clark Corp.	2,066,299
13,514	Procter & Gamble Co. (The)	1,212,882

		3,279,181

Industrial Conglomerates (3.6%):
162,422	General Electric Co.	4,810,940
77,607	Honeywell International, Inc.	9,048,200

		13,859,140

Insurance (5.2%):
11,583	American International Group, Inc.	687,335
40,895	Arthur J. Gallagher & Co.	2,080,329
66,396	Chubb, Ltd.	8,342,658
36,745	Hartford Financial Services Group, Inc. (The)	1,573,421
58,396	Marsh & McLennan Cos., Inc.	3,927,131
73,947	MetLife, Inc.	3,285,465
10,529	XL Group, Ltd.	354,090

		20,250,429

Internet & Direct Marketing Retail (1.9%):
8,899	Amazon.com, Inc.*	7,451,222

Internet Software & Services (6.0%):
9,291	Alphabet, Inc., Class A*	7,470,521
12,651	Alphabet, Inc., Class C*	9,833,496
46,465	Facebook, Inc., Class C*	5,960,066

		23,264,083

IT Services (4.4%):
33,967	Accenture plc, Class C	4,149,749

Continued

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services, continued
42,046	Fidelity National Information Services, Inc.	$3,238,803
18,850	First Data Corp., Class A*	248,066
27,066	MasterCard, Inc., Class A	2,754,507
14,517	PayPal Holdings, Inc.*	594,761
71,728	Visa, Inc., Class A	5,931,906

		16,917,792

Life Sciences Tools & Services (0.6%):
16,263	Agilent Technologies, Inc.	765,825
9,568	Illumina, Inc.*	1,738,123

		2,503,948

Machinery (2.0%):
161	Caterpillar, Inc.	14,292
35,700	PACCAR, Inc.	2,098,446
8,353	Snap-On, Inc.	1,269,322
36,066	Stanley Black & Decker, Inc.	4,435,397

		7,817,457

Media (5.1%):
8,822	Charter Communications, Inc., Class A*	2,381,675
65,495	Comcast Corp., Class A	4,344,938
42,973	DISH Network Corp., Class A*	2,354,061
78,064	Time Warner, Inc.	6,214,676
92,544	Twenty-First Century Fox, Inc.	2,241,416
41,365	Twenty-First Century Fox, Inc., Class B	1,023,370
12,405	Walt Disney Co. (The)	1,151,928

		19,712,064

Metals & Mining (0.1%):
22,136	United States Steel Corp.	417,485

Multi-Utilities (0.5%):
10,612	CMS Energy Corp.	445,810
36,153	Public Service Enterprise Group, Inc.	1,513,726

		1,959,536

Oil, Gas & Consumable Fuels (6.8%):
11,665	Concho Resources, Inc.*	1,602,188
19,201	Diamondback Energy, Inc.*	1,853,665
66,960	EOG Resources, Inc.	6,475,701
34,686	EQT Corp.	2,518,897
102,720	Occidental Petroleum Corp.	7,490,341
29,304	Pioneer Natural Resources Co.	5,440,288
3,111	Transcanada Corp.	147,959
12,054	Valero Energy Corp.	638,862

		26,167,901

Pharmaceuticals (6.5%):
27,044	Allergan plc*	6,228,504
54,223	Bristol-Myers Squibb Co.	2,923,704
46,645	Eli Lilly & Co.	3,743,728
32,586	Merck & Co., Inc.	2,033,692
287,708	Pfizer, Inc.	9,744,669

		24,674,297

Road & Rail (0.7%):
7,810	Canadian Pacific Railway, Ltd.	1,192,587
17,092	Union Pacific Corp.	1,666,983

		2,859,570

Semiconductors & Semiconductor Equipment (6.1%):
32,638	Analog Devices, Inc.	2,103,519
51,725	Broadcom, Ltd.	8,923,597
30,338	Lam Research Corp.	2,873,312
33,880	NXP Semiconductors NV*	3,456,098
21,127	QUALCOMM, Inc.	1,447,200
10,589	Skyworks Solutions, Inc.	806,246

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
56,686	Texas Instruments, Inc.	$3,978,224

		23,588,196

Software (4.0%):
25,322	Adobe Systems, Inc.*	2,748,450
209,891	Microsoft Corp.	12,089,722
4,761	Workday, Inc., Class A*	436,536

		15,274,708

Specialty Retail (3.1%):
10,134	Best Buy Co., Inc.	386,916
25,617	Home Depot, Inc. (The)	3,296,396
80,891	Lowe’s Cos., Inc.	5,841,138
34,952	TJX Cos., Inc. (The)	2,613,711

		12,138,161

Technology Hardware, Storage & Peripherals (2.5%):
77,827	Apple, Inc.	8,798,342
62,011	HP, Inc.	963,031

		9,761,373

Tobacco (0.3%):
13,180	Philip Morris International, Inc.	1,281,360

Wireless Telecommunication Services (0.3%):
26,522	T-Mobile US, Inc.*	1,239,108

Total Common Stocks (Cost $319,707,504)		385,774,800

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Company (0.2%):
600,854	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(a)	600,854

Total Unaffiliated Investment Company (Cost $600,854)		600,854

Total Investment Securities (Cost $320,308,358)(b) - 100.2%		386,375,654
Net other assets (liabilities) - (0.2)%		(684,460)

Net Assets - 100.0%		$385,691,194

Percentages indicated are based on net assets as of September 30, 2016.

*	Non-income producing security.
(a)	The rate represents the effective yield at September 30, 2016.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2016:

Country	Percentage
Canada	0.3%
Ireland (Republic of)	1.7%
Liberia	1.0%
Netherlands	1.7%
Singapore	2.3%
Switzerland	2.6%
United Kingdom	0.7%
United States	89.7%

100.0%

Continued

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (6.6%):
$ 1,000,000	Chase Issuance Trust, Class A2, Series 2007-A2, 0.57%, 4/15/19(a)	$1,000,496
1,236,980	Goal Capital Funding Trust, Class A3, Series 2005-2, 0.83%, 5/28/30(a)	1,217,155
750,000	Magnetite CLO, Ltd., Class A1, Series 2014-9A, 2.13%, 7/25/26, Callable 10/25/16 @ 100(a)(b)	750,374
1,000,000	Magnetite CLO, Ltd., Class A1, Series 2014-11A, 2.13%, 1/18/27, Callable 10/18/16 @ 100(a)(b)	1,000,007
1,040,000	Magnetite CLO, Ltd., Class A, Series 2015-12A, 2.18%, 4/15/27, Callable 10/15/16 @ 100(a)(b)	1,040,175
790,492	Navient Student Loan Trust, Class A, Series 2014-2, 1.17%, 3/25/43, Callable 5/25/33 @ 100(a)	763,538
763,945	Navient Student Loan Trust, Class A, Series 2014-3, 1.15%, 3/25/43, Callable 9/25/32 @ 100(a)	737,894
505,687	Navient Student Loan Trust, Class A, Series 2014-4, 1.15%, 3/25/43, Callable 11/25/32 @ 100(a)	488,442
965,000	Navient Student Loan Trust, Class A3, Series 16-2, 2.02%, 6/25/65, Callable 10/25/31 @ 100(a)(b)	993,101
1,744,120	Nelnet Student Loan Trust, Class A2, Series 2015-2A, 1.13%, 9/25/42, Callable 6/25/33 @ 100(a)(b)	1,705,507
2,615,000	SLC Student Loan Trust, Class A6, Series 2006-1, 1.01%, 12/15/38, Callable 9/15/29 @ 100(a)	2,284,548
1,676,780	SLC Student Loan Trust, Class A4A, Series 2008-1, 2.45%, 12/15/32, Callable 3/15/26 @ 100(a)	1,691,893
920,379	SLM Student Loan Trust, Class B, Series 2003-7, 1.42%, 9/15/39, Callable 12/15/27 @ 100(a)	796,839
750,311	SLM Student Loan Trust, Class A5, Series 2003-11, 0.90%, 12/15/22, Callable 3/15/28 @ 100(a)(b)	746,659
265,461	SLM Student Loan Trust, Class B, Series 2004-10, 1.11%, 4/25/23(a)(b)	265,449
192,832	SLM Student Loan Trust, Class B, Series 2005-6, 1.00%, 1/25/44, Callable 10/25/30 @ 100(a)	163,873
198,844	SLM Student Loan Trust, Class B, Series 2006-10, 0.86%, 3/25/44, Callable 10/25/31 @ 100(a)	168,373
196,934	SLM Student Loan Trust, Class B, Series 2007-1, 0.93%, 1/27/42, Callable 1/25/32 @ 100(a)	165,432
1,220,000	SLM Student Loan Trust, Class B, Series 2008-5, 2.56%, 7/25/29, Callable 4/25/23 @ 100(a)	1,132,033
240,000	SLM Student Loan Trust, Class B, Series 2008-9, 2.96%, 10/25/29, Callable 1/25/23 @ 100(a)	231,845
1,769,737	SLM Student Loan Trust, Class A, Series 2009-3, 1.28%, 1/25/45, Callable 11/25/33 @ 100(a)(b)	1,723,847

Principal Amount		Fair Value
Asset Backed Securities, continued
$1,538,911	SLM Student Loan Trust, Class A, Series 2012-2, 1.23%, 1/25/29, Callable 5/25/24 @ 100(a)	$1,494,550
948,635	SLM Student Loan Trust, Class A, Series 2012-3, 1.18%, 12/26/25, Callable 6/25/24 @ 100(a)	914,201
1,498,257	SLM Student Loan Trust, Class A, Series 2013-4, 1.07%, 6/25/27, Callable 7/25/24 @ 100(a)	1,446,245
1,592,265	SLM Student Loan Trust, Class A2, Series 2014-2, 0.88%, 10/25/21, Callable 1/25/25 @ 100(a)	1,588,243
1,970,000	Wachovia Student Loan Trust, Class A6, Series 2006-1, 0.88%, 4/25/40, Callable 10/25/26 @ 100(a)(b)	1,776,113

Total Asset Backed Securities (Cost $26,918,484)		26,286,832

Collateralized Mortgage Obligations (11.2%):
141,605	7 WTC Depositor LLC Trust, Class A, Series 2012-7WTC, 4.08%, 3/13/31(b)	142,935
1,150,000	Ameriquest Mortgage Securities, Inc., Class M2, Series 2005-R5, 0.98%, 7/25/35, Callable 1/25/17 @ 100(a)	1,120,233
1,205,570	Ameriquest Mortgage Securities, Inc., Class M2, Series 2005-R5, 1.25%, 4/25/35, Callable 10/25/16 @ 100(a)	1,194,602
210,000	Babson CLO, Ltd., Class A, Series 2015-IA, 2.13%, 4/20/27, Callable 10/20/16 @ 100(a)(b)	209,920
360,000	Banc of America Merrill Lynch Large Loan, Class A, Series 2014-520M, 4.33%, 8/15/46(a)(b)	413,674
1,094,184	Bank of America Mortgage Securities, Inc., Class 2A3, Series 2005-F, 3.24%, 7/25/35, Callable 11/25/17 @ 100(a)	1,030,521
1,402,581	Citigroup Mortgage Loan Trust, Inc., Class A4, Series 2006-WFH3, 0.77%, 10/25/36, Callable 5/25/19 @ 100(a)	1,379,593
1,811,955	Citigroup Mortgage Loan Trust, Inc., Class 1A1A, Series 2007-AR5, 2.95%, 4/25/37, Callable 7/25/30 @ 100(a)	1,737,126
390,000	Commercial Mortgage Trust, Class A, Series 2014-277P, 3.73%, 8/10/49(a)(b)	422,742
360,000	Commercial Mortgage Trust, Class A1, Series 2013-300P, 4.35%, 8/10/30(b)	403,881
365,000	Commercial Mortgage Trust, Class A, Series 2016-787S, 3.54%, 2/10/36(a)(b)	392,912
1,339,594	Credit Suisse Mortgage Capital Certificates, Class A2E, Series 2007-CB2, 5.68%, 2/25/37, Callable 12/25/22 @ 100(a)	988,286

Continued

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$ 860,000	Federal Home Loan Mortgage Corp., Class A3, Series K151, 3.51%, 4/25/30	$956,672
1,600,246	Federal National Mortgage Association, Class A3, Series 2015-M2, 3.15%, 12/25/24(a)	1,716,705
524,973	First Franklin Mortgage Loan Trust, Class M1, Series 2005-FFH3, 1.03%, 9/25/35, Callable 1/25/17 @ 100(a)	523,959
1,422,022	First Franklin Mortgage Loan Trust, Class M1, Series 2005-FF8, 1.01%, 9/25/35, Callable 10/25/16 @ 100(a)	1,397,889
1,758,560	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 05-AA12, 2.70%, 2/25/36, Callable 11/25/20 @ 100(a)	1,552,896
1,031,291	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2005-AR3, 2.98%, 8/25/35, Callable 5/25/18 @ 100(a)	894,059
1,817,728	First Horizon Alternative Mortgage Securities Trust, Class 1A1, Series 2006-AA1, 2.79%, 3/25/36, Callable 3/25/19 @ 100(a)	1,546,663
1,592,868	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2006-AA1, 2.75%, 4/25/36, Callable 9/25/20 @ 100(a)	1,349,092
1,645,587	GMAC Mortgage Corp. Loan Trust, Class 1A1, Series 2006-AR1, 3.40%, 4/19/36, Callable 10/19/28 @ 100(a)	1,462,650
1,468,133	GMAC Mortgage Corp. Loan Trust, Class 3A1, Series 2005-AR5, 3.48%, 9/19/35, Callable 2/19/18 @ 100(a)	1,399,258
761,682	Honda Auto Receivables Owner Trust, Class A2, Series 2015-4, 0.82%, 7/23/18, Callable 1/21/19 @ 100(a)	761,065
3,259	JPMorgan Chase Commercial Mortgage Securities Corp., Class A2, Series 2011-C3, 3.67%, 1/15/18(b)	3,257
365,000	Liberty Street Trust, Class A, Series 2016-225L, 3.60%, 2/10/36(b)	393,879
1,120,374	Merrill Lynch First Franklin Mortgage Loan Trust, Class 2A2, Series 2007-4, 0.65%, 7/25/37, Callable 9/25/21 @ 100(a)	710,714
2,096,837	Merrill Lynch Mortgage Trust, Class A1A, Series 2007-C1, 6.01%, 6/12/50(a)	2,132,418
1,937,684	Morgan Stanley Capital I Trust, Class A3, Series 2011-C1, 4.70%, 9/15/47(b)	2,052,741
424,085	Morgan Stanley Mortgage Loan Trust, Class 1A2, Series 2005-6AR, 0.79%, 11/25/35, Callable 4/25/18 @ 100(a)	422,488
1,538,906	Morgan Stanley Remic Trust, Class 3A, Series 2014-R8, 1.24%, 6/26/47(a)(b)	1,478,596

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$1,212,409	MortgageIT Trust, Class 2A, Series 2005-2, 2.17%, 5/25/35, Callable 10/25/16 @ 100(a)	$1,181,810
988,681	Newcastle Mortgage Securities Trust, Class A4, Series 2006-1, 0.81%, 3/25/36, Callable 10/25/16 @ 100(a)	978,070
747,034	Nissan Auto Receivables Owner Trust, Class A2A, Series 2015-C, 0.87%, 11/15/18, Callable 10/15/19 @ 100(a)	746,512
1,224,292	Nomura Asset Acceptance Corp., Class 3A1, Series 2005-AR3, 5.69%, 7/25/35, Callable 4/25/22 @ 100(a)	1,200,640
385,000	RBSCF Trust, Class A, Series 2013-GSP, 3.96%, 1/13/32(a)(b)	421,674
2,157,604	Residential Accredit Loans, Inc., Class A2, Series 2006-QA10, 0.71%, 12/25/36, Callable 10/25/23 @ 100(a)	1,772,254
780,000	STRU TCW-1063 COLL, Class 1063, Series TCW, 2.61%, 11/28/28	794,138
271,385	Toyota Auto Receivables Owner Trust, Class A3, Series 14-A, 0.67%, 12/15/17, Callable 10/15/17 @ 100	271,238
1,365,787	WaMu Mortgage Pass-Through Certificates, Class 2A1A, Series 2005-AR6, 0.75%, 4/25/45, Callable 5/25/17 @ 100(a)	1,281,190
1,547,389	WaMu Mortgage Pass-Through Certificates, Class 2A1A, Series 2005-AR8, 0.81%, 7/25/45, Callable 6/25/17 @ 100(a)	1,461,957
1,522,582	WaMu Mortgage Pass-Through Certificates, Class A2, Series 2005-AR3, 2.78%, 3/25/35, Callable 1/25/21 @ 100(a)	1,531,560
1,285,145	Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2006-AR2, 2.89%, 3/25/36, Callable 10/25/18 @ 100(a)	1,282,189
1,289,273	Wells Fargo Mortgage Backed Securities Trust, Class 1A1, Series 2006-AR12, 3.23%, 9/25/36, Callable 1/25/17 @ 100(a)	1,208,953

Total Collateralized Mortgage Obligations (Cost $44,096,548)		44,323,611

Corporate Bonds (19.7%):
Airlines (0.8%):
1,453,990	Continental Airlines 2009-2, Series A, 7.25%, 11/10/19	1,661,183
339,328	U.S. Airways 2001-1G PTT, Class G, Series 2001, 7.08%, 9/20/22	366,474
948,087	U.S. Airways 2010-1A PTT, Series A, 6.25%, 10/22/24	1,073,709

		3,101,366

Automobiles (0.1%):
400,000	General Motors Co., 3.50%, 10/2/18	412,340

Banks (3.3%):
400,000	Bank of America Corp., 6.00%, 9/1/17	415,933
500,000	Bank of America Corp., 5.00%, 5/13/21, MTN	558,945

Continued

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$1,000,000	Bank of America Corp., Series G, 3.50%, 4/19/26	$1,039,210
2,000,000	Bank of America NA, 5.30%, 3/15/17	2,034,962
350,000	Bank of America NA, Series BKNT, 6.10%, 6/15/17	361,295
2,000,000	Bear Stearns Co., Inc., 7.25%, 2/1/18	2,147,799
2,000,000	Citigroup, Inc., 1.53%, 11/24/17(a)	2,005,598
700,000	Citigroup, Inc., 5.50%, 9/13/25	798,306
1,415,000	JPMorgan Chase & Co., 2.55%, 10/29/20, Callable 9/29/20 @ 100	1,441,245
500,000	JPMorgan Chase Capital XXI, Series U, 1.71%, 2/2/37, Callable 11/7/16 @ 100, MTN(a)	400,000
510,000	Wells Fargo & Co., 2.50%, 3/4/21	517,436
350,000	Wells Fargo & Co., 2.10%, 7/26/21	348,801
1,560,000	Wells Fargo & Co., 3.00%, 4/22/26	1,574,669

		13,644,199

Beverages (0.5%):
709,000	Anheuser-Busch InBev NV, 3.65%, 2/1/26, Callable 11/1/25 @ 100	761,466
616,000	Anheuser-Busch InBev NV, 4.90%, 2/1/46, Callable 8/1/45 @ 100	732,905
400,000	DS Services Holdings, Inc., 10.00%, 9/1/21, Callable 9/1/17 @ 105(b)	446,000

		1,940,371

Biotechnology (0.9%):
600,000	Abbvie, Inc., 4.70%, 5/14/45, Callable 11/14/44 @ 100	646,068
300,000	Abbvie, Inc., 4.45%, 5/14/46, Callable 11/14/45 @ 100	313,317
700,000	Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	735,297
200,000	Amgen, Inc., 4.56%, 6/15/48, Callable 12/15/47 @ 100(b)	213,495
660,000	Celgene Corp., 5.00%, 8/15/45, Callable 2/15/45 @ 100	743,105
500,000	Gilead Sciences, Inc., 4.75%, 3/1/46, Callable 9/1/45 @ 100	558,776
400,000	Gilead Sciences, Inc., 4.15%, 3/1/47, Callable 9/1/46 @ 100	408,836

		3,618,894

Capital Markets (1.3%):
1,500,000	Goldman Sachs Group, Inc. (The), 5.95%, 1/18/18	1,582,554
400,000	Goldman Sachs Group, Inc. (The), 3.85%, 7/8/24, Callable 4/8/24 @ 100	424,696
400,000	Morgan Stanley, 4.75%, 3/22/17	406,587
1,750,000	Morgan Stanley, 1.39%, 1/5/18(a)	1,752,874
430,000	Morgan Stanley, Series G, 7.30%, 5/13/19	488,697
500,000	Morgan Stanley, 5.50%, 7/24/20	560,317

		5,215,725

Commercial Services & Supplies (0.1%):
200,000	Clean Harbors, Inc., 5.13%, 6/1/21, Callable 12/1/16 @ 102.56^	205,000

Consumer Finance (0.8%):
1,000,000	Discover Bank, 2.00%, 2/21/18	1,003,222
1,660,000	Ford Motor Credit Co. LLC, 8.00%, 12/15/16	1,683,417
600,000	General Motors Financial Co., Inc., 3.10%, 1/15/19	611,597

		3,298,236

Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Financial Services (0.3%):
$ 400,000	Berkshire Hathaway Finance Corp., 4.30%, 5/15/43	$449,404
575,000	Berkshire Hathaway, Inc., 4.50%, 2/11/43	666,117

		1,115,521

Diversified Telecommunication Services (0.8%):
500,000	AT&T, Inc., 3.80%, 3/15/22	535,545
835,000	AT&T, Inc., 4.75%, 5/15/46, Callable 11/15/45 @ 100	873,790
276,000	SBA Communications Corp., 4.88%, 9/1/24, Callable 9/1/19 @ 103.66(b)	278,070
700,000	Verizon Communications, Inc., 3.85%, 11/1/42, Callable 5/1/42 @ 100	666,272
800,000	Verizon Communications, Inc., 4.86%, 8/21/46	896,050

		3,249,727

Electric Utilities (1.9%):
780,000	American Transmission Systems, Inc., 5.00%, 9/1/44, Callable 3/1/44 @ 100(b)	880,513
500,000	Appalachian Power Co., Series H, 5.95%, 5/15/33	603,850
800,000	Cleco Power LLC, 6.00%, 12/1/40	1,005,073
1,000,000	Duke Energy Progress, Inc., 4.15%, 12/1/44, Callable 6/1/44 @ 100	1,094,420
936,000	Duquesne Light Holdings, Inc., 6.40%, 9/15/20(b)	1,083,877
750,000	Jersey Central Power & Light Co., 6.40%, 5/15/36	897,530
300,000	Midamerican Energy Co., 4.25%, 5/1/46, Callable 11/1/45 @ 100	342,190
1,500,000	Oncor Electric Delivery Co. LLC, 4.10%, 6/1/22, Callable 3/1/22 @ 100	1,658,321

		7,565,774

Equity Real Estate Investment Trusts (1.8%):
575,000	HCP, Inc., 4.00%, 12/1/22, Callable 10/1/22 @ 100	607,648
875,000	HCP, Inc., 4.25%, 11/15/23, Callable 8/15/23 @ 100	918,721
400,000	HCP, Inc., 3.88%, 8/15/24, Callable 5/17/24 @ 100	409,441
175,000	HCP, Inc., 3.40%, 2/1/25, Callable 11/1/24 @ 100	172,844
750,000	Highwoods Realty LP, 7.50%, 4/15/18	810,925
1,150,000	SL Green Realty Corp., 5.00%, 8/15/18, Callable 6/15/18 @ 100	1,200,845
1,500,000	WEA Finance LLC, 2.70%, 9/17/19, Callable 8/17/19 @ 100(b)	1,537,821
1,440,000	Welltower, Inc., 3.75%, 3/15/23, Callable 12/15/22 @ 100	1,512,210

		7,170,455

Food & Staples Retailing (0.4%):
590,000	Supermarkets & Pharmacies, 2.88%, 6/1/26, Callable 3/1/26 @ 100	598,742
680,000	Walgreens Boots Alliance, Inc., 3.45%, 6/1/26, Callable 3/1/26 @ 100	705,921
300,000	Walgreens Boots Alliance, Inc., 4.80%, 11/18/44, Callable 5/18/44 @ 100	330,705

		1,635,368

Continued

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Food Products (0.4%):
$ 630,000	Kraft Heinz Foods Co., 1.60%, 6/30/17	$631,276
795,000	Kraft Heinz Foods Co., 3.95%, 7/15/25, Callable 4/15/25 @ 100	860,141

		1,491,417

Gas Utilities (0.3%):
850,000	KeySpan Gas East Corp., 5.82%, 4/1/41(b)	1,097,204

Health Care Equipment & Supplies (0.1%):
190,000	Hill-Rom Holdings, Inc., 5.75%, 9/1/23, Callable 9/1/18 @ 104.31(b)	202,787

Health Care Providers & Services (0.9%):
100,000	Aetna, Inc., 1.70%, 6/7/18	100,319
350,000	Aetna, Inc., 4.38%, 6/15/46, Callable 12/15/45 @ 100	366,501
420,000	DaVita Healthcare Partners, Inc., 5.00%, 5/1/25, Callable 5/1/20 @ 102.5	421,575
375,000	Fresenius Medical Care AG & Co. KGaA, 5.75%, 2/15/21(b)	420,000
750,000	HCA, Inc., 6.50%, 2/15/20	830,625
96,000	Molina Healthcare, Inc., 5.38%, 11/15/22, Callable 8/15/22 @ 100	99,120
425,000	Tenet Healthcare Corp., 4.35%, 6/15/20, Callable 11/7/16 @ 102(a)	427,168
620,000	UnitedHealth Group, Inc., 4.63%, 7/15/35	719,987

		3,385,295

Hotels, Restaurants & Leisure (0.2%):
175,000	Churchill Downs, Inc., 5.38%, 12/15/21, Callable 12/15/16 @ 104.03	182,000
202,000	Churchill Downs, Inc., 5.38%, 12/15/21, Callable 12/15/16 @ 104.03(b)	210,080
400,000	Hilton Worldwide Finance LLC, 5.63%, 10/15/21, Callable 10/24/16 @ 102.81	412,000

		804,080

Household Products (0.0%):
100,000	Spectrum Brands, Inc., 5.75%, 7/15/25, Callable 7/15/20 @ 102.88	108,000

Independent Power & Renewable Electricity Producers (0.3%):
1,000,000	IPALCO Enterprises, Inc., 5.00%, 5/1/18, Callable 4/1/18 @ 100	1,042,500

Industrial Conglomerates (0.2%):
273,000	General Electric Capital Corp., 5.88%, 1/14/38, MTN	365,625
500,000	General Electric Co., 4.50%, 3/11/44	575,615

		941,240

Insurance (1.1%):
1,900,000	Farmers Exchange Capital III, 5.45%, 10/15/54, Callable 10/15/34 @ 100(a)(b)	1,919,000
900,000	Nationwide Financial Services, Inc., 5.30%, 11/18/44(b)	982,909
1,000,000	Protective Life Global, 1.39%, 6/8/18(a)(b)	1,002,048
605,000	Protective Life Global Funding, 2.70%, 11/25/20(b)	622,183

		4,526,140

Principal Amount		Fair Value
Corporate Bonds, continued
IT Services (0.1%):
$ 382,000	First Data Corp., 5.00%, 1/15/24, Callable 1/15/19 @ 102.5(b)	$387,730

Life Sciences Tools & Services (0.1%):
200,000	Quintiles Transnational, 4.88%, 5/15/23, Callable 5/15/18 @ 103.66(b)	205,500

Media (0.7%):
400,000	Altice US Finance I Corp., 5.38%, 7/15/23, Callable 7/15/18 @ 104.03(b)	413,500
100,000	CCO Holdings LLC, 5.88%, 4/1/24, Callable 4/1/19 @ 104.41(b)	106,690
380,000	CCO Holdings LLC, 5.75%, 2/15/26, Callable 2/15/21 @ 102.88(b)	402,800
400,000	Charter Communications OPT LLC, 4.46%, 7/23/22, Callable 5/23/22 @ 100(b)	431,625
500,000	Charter Communications OPT LLC, 6.48%, 10/23/45, Callable 4/23/45 @ 100(b)	604,661
175,000	CSC Holdings, Inc., 8.63%, 2/15/19	195,344
200,000	Dish DBS Corp., 5.88%, 7/15/22	205,546
200,000	Neptune Finco Corp., 6.63%, 10/15/25, Callable 10/15/20 @ 103.31(b)	217,000
200,000	Sirius XM Radio, Inc., 4.25%, 5/15/20, Callable 11/7/16 @ 102.13(b)	204,000

		2,781,166

Multi-Utilities (0.1%):
325,000	Berkshire Hathaway Energy Co., 4.50%, 2/1/45, Callable 8/1/44 @ 100	363,111

Oil, Gas & Consumable Fuels (0.9%):
350,000	Anadarko Petroleum Corp., 4.50%, 7/15/44, Callable 1/15/44 @ 100	321,124
600,000	Boardwalk Pipeline Partners LP, 4.95%, 12/15/24, Callable 9/15/24 @ 100	627,665
1,400,000	Energy Transfer Partners LP, 5.95%, 10/1/43, Callable 4/1/43 @ 100	1,414,100
475,000	Noble Energy, Inc., 5.05%, 11/15/44, Callable 5/15/44 @ 100	468,963
430,000	Rockies Express Pipeline LLC, 6.85%, 7/15/18(b)	452,575
450,000	Spectra Energy Partners LP, 4.50%, 3/15/45, Callable 9/15/44 @ 100	450,910

		3,735,337

Road & Rail (0.1%):
215,000	Burlington North Santa Fe LLC, 4.15%, 4/1/45, Callable 10/1/44 @ 100	236,790

Software (0.4%):
640,000	Microsoft Corp., 3.75%, 2/12/45, Callable 8/12/44 @ 100	649,558
790,000	Oracle Corp., 2.40%, 9/15/23, Callable 7/15/23 @ 100	796,336

		1,445,894

Technology Hardware, Storage & Peripherals (0.3%):
920,000	Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	1,061,612

Continued

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Trading Companies & Distributors (0.2%):
$ 800,000	International Lease Finance Corp., 7.13%, 9/1/18(b)	$873,000

Wireless Telecommunication Services (0.3%):
150,000	MetroPCS Wireless, Inc., 6.63%, 11/15/20, Callable 10/17/16 @ 103.31	154,125
400,000	Sprint Communications, Inc., 9.00%, 11/15/18(b)	441,500
155,000	T-Mobile USA, Inc., 6.63%, 4/28/21, Callable 4/28/17 @ 103.32	163,138
270,000	T-Mobile USA, Inc., 6.73%, 4/28/22, Callable 4/28/17 @ 103.37	283,500

		1,042,263

Total Corporate Bonds (Cost $75,522,690)		77,904,042

Yankee Dollars (1.6%):
Banks (0.3%):
1,100,000	HBOS plc, Series G, 6.75%, 5/21/18(b)	1,175,673

Capital Markets (0.2%):
610,000	Credit Suisse GP Fun, Ltd., 3.13%, 12/10/20	617,989

Diversified Telecommunication Services (0.1%):
400,000	Virgin Media Secured Finance plc, 5.25%, 1/15/26, Callable 1/15/20 @ 102.63(b)	406,000

Industrial Conglomerates (0.3%):
941,000	GE Capital International Funding, 4.42%, 11/15/35	1,056,145
465,000	Siemens Financieringsmat, 2.00%, 9/15/23(b)	458,138

		1,514,283

Oil, Gas & Consumable Fuels (0.1%):
350,000	Shell International Finance BV, 4.38%, 5/11/45	377,789

Pharmaceuticals (0.5%):
800,000	Actavis Funding SCS, 3.80%, 3/15/25, Callable 12/15/24 @ 100	846,683
400,000	Actavis Funding SCS, 4.55%, 3/15/35, Callable 9/15/34 @ 100	424,879
200,000	Grifols Worldwide OP, Ltd., 5.25%, 4/1/22, Callable 4/1/17 @ 103.94	207,000
400,000	VRX Escrow Corp., 5.88%, 5/15/23, Callable 5/15/18 @ 102.94(b)	345,000
200,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 4/15/20 @ 103.06(b)	172,250

		1,995,812

Professional Services (0.0%):
146,000	IHS Markit, Ltd., 5.00%, 11/1/22, Callable 8/1/22 @ 100(b)	154,483

Semiconductors & Semiconductor Equipment (0.1%):
200,000	NXP BV/NXP Funding LLC, 4.13%, 6/1/21(b)	214,250

Total Yankee Dollars (Cost $6,283,162)		6,456,279

Municipal Bonds (0.6%):
New York (0.6%):
1,125,000	New York NY, Build America Bonds, GO, 5.05%, 10/1/24	1,320,761
750,000	New York City Municipal Finance Authority Water & Sewer System Revenue, 5.95%, 6/15/42	1,077,788

Principal Amount		Fair Value
Municipal Bonds, continued
New York, continued

		$2,398,549

Total Municipal Bonds (Cost $2,240,147)		2,398,549

U.S. Government Agency Mortgages (36.0%):
Federal Home Loan Bank (0.5%)
2,095,000	1.25%, 6/28/30, Callable 6/28/17 @ 100(a)	2,095,626

		2,095,626

Federal Home Loan Mortgage Corporation (15.3%)
13,100,000	0.16%, 10/20/16(c)	13,098,821
823,678	3.00%, 3/1/31, Pool #G18592	865,478
3,294,485	3.50%, 4/1/44, Pool #G07848	3,546,218
3,389,126	3.50%, 1/1/45, Pool #G07924	3,623,006
3,527,119	3.50%, 4/1/45, Pool #G60023	3,793,207
3,621,969	3.50%, 6/1/45, Pool #G60080	3,867,351
400,836	3.50%, 10/1/45, Pool #G60238	427,993
3,316,418	4.00%, 12/1/45, Pool #G60344	3,613,614
1,381,247	3.50%, 1/1/46, Pool #G08687	1,457,018
1,872,275	4.00%, 1/1/46, Pool #G08688	2,008,139
1,317,041	4.00%, 3/1/46, Pool #G08699	1,414,431
1,138,832	3.50%, 3/1/46, Pool #G08698	1,201,305
5,064,512	3.50%, 4/1/46, Pool #G08702	5,342,608
3,031,267	3.00%, 6/1/46, Pool #G08710	3,152,813
3,176,142	3.50%, 6/1/46, Pool #G08711	3,351,462
1,474,013	3.00%, 7/1/46, Pool #G08715	1,533,117
2,938,554	3.50%, 8/1/46, Pool #G08716	3,104,528
393,868	3.00%, 8/1/46, Pool #G08721	409,592
1,950,000	3.00%, 9/1/46, Pool #G08726	2,027,848
2,325,000	3.00%, 10/15/46, TBA	2,416,002

		60,254,551

Federal National Mortgage Association (16.2%)
3,985,000	0.53%, 10/5/17(a)	3,986,275
1,109,366	4.12%, 4/1/20, Pool #464959	1,202,017
973,605	3.43%, 10/1/20, Pool #466386	1,042,662
1,713,857	3.42%, 10/1/20, Pool #FN0009	1,820,861
1,635,354	3.67%, 10/1/20, Pool #AE0918	1,759,945
2,480,249	3.76%, 12/1/20, Pool #FN0001	2,672,800
990,767	3.94%, 1/1/21, Pool #466969	1,077,601
1,111,762	4.62%, 4/1/21, Pool #467731	1,244,061
961,582	3.93%, 7/1/21, Pool #468518	1,053,714
1,245,000	3.06%, 5/1/22, Pool #471258	1,333,802
774,049	2.51%, 8/1/26, Pool #AN2270	798,375
1,388,240	2.97%, 5/1/27, Pool #AL6829	1,472,819
780,000	2.49%, 9/1/28, Pool #AN2840	792,472
717,767	3.53%, 12/1/30, Pool #AN0475	794,390
8,235,000	2.50%, 10/25/31, TBA	8,529,438
1,488,388	3.50%, 1/1/32, Pool #AB4262	1,586,002
845,434	3.00%, 10/1/33, Pool #MA1676	888,323
295,000	4.50%, 1/1/34, Pool #AL9109	325,629
275,000	4.50%, 12/1/34, Pool #AL9108	303,467
1,765,872	3.50%, 4/1/43, Pool #MA1404	1,884,498
1,470,000	4.50%, 2/1/46, Pool #AL9106	1,612,062
1,580,000	4.50%, 3/1/46, Pool #AL9107	1,734,667
1,960,000	4.50%, 4/1/46, Pool #AL9110	2,149,416
3,250,000	4.50%, 8/1/46, Pool #AL9111	3,567,129
2,085,000	4.50%, 10/1/46, Pool #AL9105	2,288,613
3,305,000	4.00%, 10/25/46, TBA	3,549,518
1,060,000	3.50%, 10/25/46, TBA	1,118,466
12,935,000	3.00%, 10/25/46, TBA	13,443,811

		64,032,833

Government National Mortgage Association (4.0%)
1,528,760	3.50%, 3/20/46, Pool#MA3521	1,625,453
1,532,653	3.50%, 4/20/46, Pool#MA3597	1,629,673
1,794,796	3.50%, 5/20/46, Pool#MA3663	1,908,787
2,843,027	3.00%, 7/20/46, Pool#MA3873	2,982,247

Continued

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 2,825,000	3.00%, 9/20/46, Pool #MA3936	$2,963,337
3,700,000	3.00%, 10/20/46, TBA	3,876,039
655,000	3.50%, 10/20/46, TBA	695,682

		15,681,218

Total U.S. Government Agency Mortgages (Cost $140,764,814)		142,064,228

U.S. Treasury Obligations (30.8%):
U.S. Treasury Bills (4.7%)
2,280,000	0.13%, 10/13/16(c)	2,279,893
3,610,000	0.12%, 10/20/16(c)	3,609,769
200,000	0.17%, 12/8/16(c)(d)	199,933
6,510,000	0.26%, 1/19/17(c)	6,504,851
6,090,000	0.34%, 2/23/17(c)	6,081,504

		18,675,950

U.S. Treasury Bonds (2.8%)
11,090,000	2.25%, 8/15/46	10,888,994

U.S. Treasury Inflation Index Bonds (1.6%)
1,155,000	0.63%, 2/15/43	1,212,155
2,245,000	1.38%, 2/15/44	2,749,734
2,160,000	0.75%, 2/15/45	2,275,239

		6,237,128

U.S. Treasury Inflation Index Notes (1.4%)
5,195,000	0.38%, 7/15/25	5,444,327

U.S. Treasury Notes (20.3%)
22,665,000	0.75%, 10/31/17	22,680,933
3,495,000	0.75%, 7/31/18	3,494,046
1,935,000	0.75%, 8/31/18	1,934,623
10,775,000	1.13%, 7/31/21	10,759,430
9,790,000	1.13%, 8/31/21	9,780,053
22,225,000	1.13%, 9/30/21	22,195,485
9,870,000	1.50%, 8/15/26	9,773,995

		80,618,565

Total U.S. Treasury Obligations (Cost $121,263,825)		121,864,964

Securities Held as Collateral for Securities on Loan (0.0%):
107,000	AZL MetWest Total Return Bond Fund Securities Lending Collateral Account(e)	107,000

Total Securities Held as Collateral for Securities on Loan (Cost $107,000)		107,000

Shares		Fair Value
Unaffiliated Investment Company (1.2%):
4,552,235	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(c)	4,552,235

Total Unaffiliated Investment Company (Cost $4,552,235)		4,552,235

Total Investment Securities (Cost $421,748,905)(f) - 107.7%		425,957,740
Net other assets (liabilities) - (7.7)%		(30,387,881)

Net Assets - 100.0%		$395,569,859

Percentages indicated are based on net assets as of September 30, 2016.

GO	-	General Obligation
MTN	-	Medium Term Note
REMIC	-	Real Estate Mortgage Investment Conduit
TBA	-	To Be Announced Security
^	This security or a partial position of this security was on loan as of September 30, 2016. The total value of securities on loan as of September 30, 2016, was $102,500.
(a)	Variable rate security. The rate presented represents the rate in effect at September 30, 2016. The date presented represents the final maturity date.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(c)	The rate represents the effective yield at September 30, 2016.
(d)	All or portion of this security has been pledged as collateral for open futures contracts.
(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2016.
(f)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 2-Year Note December Futures	Long	12/30/16	57	$12,452,719	$(3,599)
U.S. Treasury 5-Year Note December Futures	Long	12/30/16	177	21,508,266	(19,627)

Total					$(23,226)

See accompanying notes to the schedules of portfolio investments.

AZL MFS Investors Trust Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (99.3%):
Aerospace & Defense (1.0%):
26,608	United Technologies Corp.	$2,703,373

Banks (8.0%):
454,529	Bank of America Corp.	7,113,379
139,206	JPMorgan Chase & Co.	9,269,727
68,353	U.S. Bancorp	2,931,660
80,948	Wells Fargo & Co.	3,584,377

		22,899,143

Beverages (2.1%):
75,876	Diageo plc	2,175,192
31,449	Pernod Ricard SA	3,720,465

		5,895,657

Capital Markets (6.6%):
13,033	BlackRock, Inc., Class A	4,723,941
47,682	Blackstone Group, LP (The)	1,217,321
29,719	Goldman Sachs Group, Inc. (The)	4,792,784
85,381	Morgan Stanley	2,737,315
53,002	NASDAQ OMX Group, Inc. (The)	3,579,755
23,756	State Street Corp.	1,654,130

		18,705,246

Chemicals (3.3%):
45,979	Monsanto Co.	4,699,053
19,716	PPG Industries, Inc.	2,037,846
9,612	Sherwin Williams Co.	2,659,256

		9,396,155

Construction & Engineering (0.8%):
46,277	Fluor Corp.	2,374,936

Consumer Finance (0.9%):
38,627	American Express Co.	2,473,673

Containers & Packaging (1.5%):
76,365	Crown Holdings, Inc.*	4,359,678

Electric Utilities (0.5%):
24,057	American Electric Power Co., Inc.	1,544,700

Electrical Equipment (0.7%):
39,493	AMETEK, Inc.	1,886,976

Energy Equipment & Services (2.1%):
77,123	Schlumberger, Ltd.	6,064,953

Equity Real Estate Investment Trusts (2.5%):
62,036	American Tower Corp.	7,030,540

Food & Staples Retailing (0.8%):
15,748	Costco Wholesale Corp.	2,401,727

Food Products (4.2%):
53,296	Danone SA	3,952,580
22,927	General Mills, Inc.	1,464,577
19,955	Mead Johnson Nutrition Co.	1,576,645
113,669	Mondelez International, Inc., Class A	4,990,068

		11,983,870

Health Care Equipment & Supplies (6.7%):
43,812	Abbott Laboratories	1,852,809
77,763	Danaher Corp.	6,095,843
48,966	Medtronic plc	4,230,662
33,691	St. Jude Medical, Inc.	2,687,194
35,106	Stryker Corp.	4,086,689

		18,953,197

Health Care Providers & Services (1.1%):
18,531	McKesson Corp.	3,090,044

Hotels, Restaurants & Leisure (0.7%):
51,385	Aramark Holdings Corp.	1,954,172

Household Durables (2.1%):
110,589	Newell Rubbermaid, Inc.	5,823,617

Household Products (2.4%):
43,657	Colgate-Palmolive Co.	3,236,730

Shares		Fair Value
Common Stocks, continued
Household Products, continued
12,708	Kimberly-Clark Corp.	$1,602,987
22,150	Procter & Gamble Co. (The)	1,987,963

		6,827,680

Industrial Conglomerates (1.7%):
42,289	Honeywell International, Inc.	4,930,475

Insurance (1.2%):
26,123	Chubb, Ltd.	3,282,355

Internet Software & Services (4.7%):
9,258	Alphabet, Inc., Class A*	7,443,987
7,431	Alphabet, Inc., Class C*	5,776,042

		13,220,029

IT Services (11.2%):
49,438	Accenture plc, Class C	6,039,840
98,775	Cognizant Technology Solutions Corp., Class C*	4,712,555
68,677	Fidelity National Information Services, Inc.	5,290,188
23,248	Gartner, Inc.*	2,056,286
51,976	MasterCard, Inc., Class A	5,289,598
105,344	Visa, Inc., Class A	8,711,948

		32,100,415

Life Sciences Tools & Services (2.8%):
49,377	Thermo Fisher Scientific, Inc.	7,853,906

Media (6.0%):
87,509	Comcast Corp., Class A	5,805,347
77,986	Interpublic Group of Cos., Inc. (The)	1,742,987
56,056	Time Warner, Inc.	4,462,618
99,623	Twenty-First Century Fox, Inc.	2,412,869
29,538	Walt Disney Co. (The)	2,742,899

		17,166,720

Oil, Gas & Consumable Fuels (2.8%):
91,572	Enterprise Products Partners LP	2,530,134
55,786	EOG Resources, Inc.	5,395,064

		7,925,198

Personal Products (0.6%):
20,628	Estee Lauder Co., Inc. (The), Class A	1,826,816

Pharmaceuticals (6.0%):
17,265	Allergan plc*	3,976,302
31,877	Bristol-Myers Squibb Co.	1,718,808
53,744	Eli Lilly & Co.	4,313,493
43,181	Johnson & Johnson Co.	5,100,972
36,572	Zoetis, Inc.	1,902,110

		17,011,685

Road & Rail (1.8%):
79,676	Canadian National Railway Co.	5,210,810

Semiconductors & Semiconductor Equipment (3.0%):
36,650	Broadcom, Ltd.	6,322,858
32,887	Texas Instruments, Inc.	2,308,010

		8,630,868

Software (0.8%):
20,018	Adobe Systems, Inc.*	2,172,754

Specialty Retail (2.9%):
5,019	AutoZone, Inc.*	3,856,298
67,205	Ross Stores, Inc.	4,321,282

		8,177,580

Technology Hardware, Storage & Peripherals (1.9%):
22,275	Apple, Inc.	2,518,189
125,368	Hewlett Packard Enterprise Co.	2,852,122

		5,370,311

Continued

AZL MFS Investors Trust Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods (2.8%):
22,783	LVMH Moet Hennessy Louis Vuitton SA	$3,883,492
31,087	Nike, Inc., Class C	1,636,731
39,882	VF Corp.	2,235,386

		7,755,609

Trading Companies & Distributors (1.1%):
13,646	W.W. Grainger, Inc.	3,068,167

Total Common Stocks (Cost $183,021,703)		282,073,035

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Company (0.8%):
2,161,115	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(a)	2,161,115

Total Unaffiliated Investment Company (Cost $2,161,115)		2,161,115

Total Investment Securities (Cost $185,182,818)(b) - 100.1%		284,234,150
Net other assets (liabilities) - (0.1)%		(156,142)

Net Assets - 100.0%		$284,078,008

Percentages indicated are based on net assets as of September 30, 2016.

*	Non-income producing security.
(a)	The rate represents the effective yield at September 30, 2016.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2016:

Country	Percentage
Canada	1.8%
France	4.1%
Ireland (Republic of)	2.1%
Netherlands	2.1%
Singapore	2.2%
Switzerland	1.2%
United Kingdom	0.8%
United States	85.7%

100.0%

Continued

AZL MFS Mid Cap Value Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (97.9%):
Aerospace & Defense (1.7%):
12,143	L-3 Communications Holdings, Inc.	$1,830,314
15,149	Rockwell Collins, Inc.	1,277,667

		3,107,981

Airlines (1.0%):
10,442	Alaska Air Group, Inc.	687,710
31,092	Delta Air Lines, Inc.	1,223,781

		1,911,491

Auto Components (1.7%):
20,811	Delphi Automotive plc	1,484,240
34,196	Johnson Controls International plc	1,591,140

		3,075,380

Automobiles (0.5%):
19,244	Harley-Davidson, Inc.	1,012,042

Banks (7.4%):
40,696	BB&T Corp.	1,535,053
67,276	Citizens Financial Group, Inc.	1,662,391
28,196	Comerica, Inc.	1,334,235
103,476	Fifth Third Bancorp	2,117,120
144,448	Huntington Bancshares, Inc.	1,424,257
114,764	KeyCorp	1,396,678
10,514	M&T Bank Corp.	1,220,675
25,788	SunTrust Banks, Inc.	1,129,514
28,474	Wintrust Financial Corp.	1,582,300

		13,402,223

Beverages (1.4%):
32,372	Coca-Cola European Partners plc	1,291,643
11,340	Molson Coors Brewing Co., Class B	1,245,132

		2,536,775

Building Products (1.7%):
31,946	Armstrong World Industries, Inc.*	1,320,009
33,386	Owens Corning, Inc.	1,782,478

		3,102,487

Capital Markets (3.9%):
4,891	Affiliated Managers Group, Inc.*	707,728
35,411	Apollo Global Management LLC, Class A	635,982
31,615	NASDAQ OMX Group, Inc. (The)	2,135,277
18,552	Northern Trust Corp.	1,261,350
24,940	Raymond James Financial, Inc.	1,451,757
30,948	TD Ameritrade Holding Corp.	1,090,608

		7,282,702

Chemicals (3.7%):
14,328	AkzoNobel NV	969,472
8,453	Albemarle Corp.	722,647
62,029	Axalta Coating Systems, Ltd.*	1,753,560
18,672	Celanese Corp., Series A	1,242,808
19,353	FMC Corp.	935,524
16,066	Sensient Technologies Corp.	1,217,803

		6,841,814

Commercial Services & Supplies (0.8%):
17,981	Clean Harbors, Inc.*	862,729
38,789	Pitney Bowes, Inc.	704,408

		1,567,137

Consumer Finance (1.0%):
31,597	Discover Financial Services	1,786,810

Containers & Packaging (1.3%):
31,569	Berry Plastics Group, Inc.*	1,384,300
67,942	Graphic Packaging Holding Co.	950,509

		2,334,809

Distributors (1.0%):
49,927	LKQ Corp.*	1,770,411

Shares		Fair Value
Common Stocks, continued
Diversified Consumer Services (0.3%):
36,367	Houghton Mifflin Harcourt Co.*	$487,681

Diversified Telecommunication Services (0.4%):
167,951	Frontier Communications Corp.	698,676

Electric Utilities (2.3%):
22,727	Eversource Energy	1,231,349
29,703	Exelon Corp.	988,813
19,835	FirstEnergy Corp.	656,142
18,761	Pinnacle West Capital Corp.	1,425,648

		4,301,952

Electrical Equipment (1.3%):
21,982	Eaton Corp. plc	1,444,438
15,786	Regal-Beloit Corp.	939,109

		2,383,547

Electronic Equipment, Instruments & Components (0.5%):
29,476	Keysight Technologies, Inc.*	934,094

Energy Equipment & Services (1.8%):
52,534	Forum Energy Technologies, Inc.*	1,043,325
51,397	Frank’s International NV	668,161
26,320	Oil States International, Inc.*	830,922
35,454	Superior Energy Services, Inc.	634,627

		3,177,035

Equity Real Estate Investment Trusts (5.5%):
62,064	Corporate Office Properties Trust	1,759,514
19,845	EPR Properties	1,562,595
119,162	Gramercy Property Trust, Inc.	1,148,722
122,988	Medical Properties Trust, Inc.	1,816,532
13,525	Mid-America Apartment Communities, Inc.	1,271,215
12,942	Sun Communities, Inc.	1,015,688
46,086	Washington Prime Group, Inc.	570,545
33,007	Weyerhaeuser Co.	1,054,244

		10,199,055

Food & Staples Retailing (0.2%):
17,275	US Foods Holding Corp.*	407,863

Food Products (4.9%):
31,210	Archer-Daniels-Midland Co.	1,316,126
18,705	Bunge, Ltd.	1,107,897
42,390	Flowers Foods, Inc.	640,937
9,051	JM Smucker Co. (The)	1,226,773
14,755	Kellogg Co.	1,143,070
38,408	Pinnacle Foods, Inc.	1,926,928
11,122	TreeHouse Foods, Inc.*	969,727
10,012	Tyson Foods, Inc., Class A	747,596

		9,079,054

Health Care Equipment & Supplies (3.5%):
7,067	Cooper Cos., Inc. (The)	1,266,830
17,809	DENTSPLY SIRONA, Inc.	1,058,389
16,078	STERIS plc	1,175,302
6,684	Teleflex, Inc.	1,123,246
15,321	Zimmer Holdings, Inc.	1,992,037

		6,615,804

Health Care Providers & Services (4.0%):
18,737	AmerisourceBergen Corp.	1,513,575
27,938	Community Health Systems, Inc.*	322,405
18,071	LifePoint Hospitals, Inc.*	1,070,345
13,801	MEDNAX, Inc.*	914,316
11,100	Molina Healthcare, Inc.*	647,352
13,512	Owens & Minor, Inc.	469,272
16,673	Quest Diagnostics, Inc.	1,411,036
8,141	Universal Health Services, Inc., Class B	1,003,134

		7,351,435

Continued

AZL MFS Mid Cap Value Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Technology (0.7%):
42,458	IMS Health Holdings, Inc.*	$1,330,634

Hotels, Restaurants & Leisure (1.7%):
40,890	Aramark Holdings Corp.	1,555,047
7,470	DineEquity, Inc.	591,549
11,908	Royal Caribbean Cruises, Ltd.	892,505

		3,039,101

Household Durables (2.2%):
39,424	Newell Rubbermaid, Inc.	2,076,067
26,037	Toll Brothers, Inc.*	777,465
7,773	Whirlpool Corp.	1,260,470

		4,114,002

Independent Power & Renewable Electricity Producers (1.2%):
85,935	AES Corp. (The)	1,104,264
71,356	Calpine Corp.*	901,940
18,986	Dynegy, Inc.*	235,237

		2,241,441

Insurance (7.1%):
23,944	Allied World Assurance Co. Holdings AG	967,816
24,671	Arthur J. Gallagher & Co.	1,255,014
7,295	Everest Re Group, Ltd.	1,385,832
12,393	Hanover Insurance Group, Inc. (The)	934,680
48,377	Hartford Financial Services Group, Inc. (The)	2,071,503
26,629	Lincoln National Corp.	1,251,030
44,670	Third Point Reinsurance, Ltd.*	536,040
44,216	UnumProvident Corp.	1,561,267
27,112	Validus Holdings, Ltd.	1,350,720
51,639	XL Group, Ltd.	1,736,620

		13,050,522

IT Services (3.7%):
24,568	Amdocs, Ltd.	1,421,259
22,519	Fidelity National Information Services, Inc.	1,734,639
34,408	First Data Corp., Class A*	452,809
18,323	Leidos Holdings, Inc.	793,019
43,337	Sabre Corp.	1,221,237
113,955	Xerox Corp.	1,154,364

		6,777,327

Life Sciences Tools & Services (1.9%):
24,538	Agilent Technologies, Inc.	1,155,494
27,348	PerkinElmer, Inc.	1,534,497
31,914	VWR Corp.*	905,081

		3,595,072

Machinery (4.9%):
75,621	Allison Transmission Holdings, Inc.	2,168,810
7,437	Cummins, Inc.	953,052
20,195	Deere & Co.	1,723,643
17,285	Pentair plc	1,110,388
16,134	Stanley Black & Decker, Inc.	1,984,159
22,189	Xylem, Inc.	1,163,813

		9,103,865

Media (1.3%):
42,200	Discovery Communications, Inc., Class A*	1,136,024
60,012	Interpublic Group of Cos., Inc. (The)	1,341,268

		2,477,292

Mortgage Real Estate Investment Trusts (0.3%):
46,723	Annaly Capital Management, Inc.	490,592

Multiline Retail (0.4%):
15,829	Kohl’s Corp.	692,519

Shares		Fair Value
Common Stocks, continued
Multi-Utilities (3.9%):
32,321	CMS Energy Corp.	$1,357,805
17,102	DTE Energy Co.	1,601,945
37,759	NiSource, Inc.	910,369
17,664	NorthWestern Corp.	1,016,210
31,060	Public Service Enterprise Group, Inc.	1,300,482
16,665	WEC Energy Group, Inc.	997,900

		7,184,711

Oil, Gas & Consumable Fuels (6.0%):
45,229	Cabot Oil & Gas Corp.	1,166,908
7,535	Cimarex Energy Co.	1,012,478
26,304	Energen Corp.	1,518,267
17,819	EQT Corp.	1,294,016
30,405	Hess Corp.	1,630,316
32,505	HollyFrontier Corp.	796,373
15,947	Noble Energy, Inc.	569,946
19,396	PDC Energy, Inc.*	1,300,696
9,257	Pioneer Natural Resources Co.	1,718,561

		11,007,561

Pharmaceuticals (0.1%):
13,743	Endo International plc*	276,921

Professional Services (0.6%):
22,057	Nielsen Holdings plc	1,181,593

Real Estate Management & Development (0.4%):
28,289	Realogy Holdings Corp.	731,554

Road & Rail (1.1%):
10,866	Kansas City Southern	1,014,015
36,712	Knight Transportation, Inc.	1,053,267

		2,067,282

Semiconductors & Semiconductor Equipment (1.3%):
18,121	Analog Devices, Inc.	1,167,898
33,041	Maxim Integrated Products, Inc.	1,319,328

		2,487,226

Software (1.6%):
14,630	NICE Systems, Ltd., ADR	979,332
57,087	Symantec Corp.	1,432,883
15,255	Verint Systems, Inc.*	574,046

		2,986,261

Specialty Retail (2.2%):
1,460	AutoZone, Inc.*	1,121,776
34,460	Gap, Inc. (The)	766,390
46,494	Sally Beauty Holdings, Inc.*	1,193,967
26,758	Urban Outfitters, Inc.*	923,686

		4,005,819

Technology Hardware, Storage & Peripherals (0.6%):
36,018	NCR Corp.*	1,159,419

Textiles, Apparel & Luxury Goods (1.3%):
40,015	Hanesbrands, Inc.	1,010,379
12,946	PVH Corp.	1,430,533

		2,440,912

Thrifts & Mortgage Finance (0.4%):
57,733	New York Community Bancorp, Inc.	821,541

Trading Companies & Distributors (1.2%):
13,978	Brenntag AG	762,668
36,061	Univar, Inc.*	787,933
12,269	WESCO International, Inc.*	754,421

		2,305,022

Total Common Stocks (Cost $160,200,559)		180,936,447

Continued

AZL MFS Mid Cap Value Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Preferred Stock (0.4%):
Diversified Telecommunication Services (0.4%):
7,988	Frontier Communications Corp., Class A, 13.25%	$670,273

Total Preferred Stock (Cost $798,800)		670,273

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Company (2.1%):
3,893,390	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(a)	3,893,390

Total Unaffiliated Investment Company (Cost $3,893,390)		3,893,390

Total Investment Securities (Cost $164,892,749)(b) - 100.4%		185,500,110
Net other assets (liabilities) - (0.4)%		(828,153)

Net Assets - 100.0%		$184,671,957

Percentages indicated are based on net assets as of September 30, 2016.

ADR	-	American Depositary Receipt

*	Non-income producing security.
(a)	The rate represents the effective yield at September 30, 2016.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MFS Value Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (99.0%):
Aerospace & Defense (3.9%):
22,912	Lockheed Martin Corp.	$5,492,465
19,234	Northrop Grumman Corp.	4,115,114
15,488	Rockwell Collins, Inc.	1,306,258
58,142	United Technologies Corp.	5,907,227

		16,821,064

Air Freight & Logistics (1.4%):
54,844	United Parcel Service, Inc., Class B	5,997,740

Auto Components (3.0%):
51,115	Delphi Automotive plc	3,645,522
197,230	Johnson Controls International plc	9,177,112

		12,822,634

Automobiles (0.5%):
38,450	Harley-Davidson, Inc.	2,022,086

Banks (11.6%):
22,681	BB&T Corp.	855,527
123,898	Citigroup, Inc.	5,851,703
282,460	JPMorgan Chase & Co.	18,809,011
45,521	PNC Financial Services Group, Inc.	4,100,987
185,136	U.S. Bancorp	7,940,483
274,343	Wells Fargo & Co.	12,147,908

		49,705,619

Beverages (1.1%):
167,435	Diageo plc	4,799,980

Capital Markets (7.0%):
110,295	Bank of New York Mellon Corp. (The)	4,398,565
11,073	BlackRock, Inc., Class A	4,013,520
98,667	Franklin Resources, Inc.	3,509,585
45,703	Goldman Sachs Group, Inc. (The)	7,370,523
19,640	Moody’s Corp.	2,126,619
62,648	NASDAQ OMX Group, Inc. (The)	4,231,246
7,808	S&P Global, Inc.	988,180
49,387	State Street Corp.	3,438,817

		30,077,055

Chemicals (3.1%):
50,508	E.I. du Pont de Nemours & Co.	3,382,521
16,054	Monsanto Co.	1,640,719
79,953	PPG Industries, Inc.	8,263,942

		13,287,182

Consumer Finance (0.8%):
55,867	American Express Co.	3,577,723

Containers & Packaging (0.5%):
39,691	Crown Holdings, Inc.*	2,265,959

Diversified Telecommunication Services (1.5%):
127,028	Verizon Communications, Inc.	6,602,916

Electric Utilities (1.0%):
44,412	Duke Energy Corp.	3,554,736
22,561	Xcel Energy, Inc.	928,160

		4,482,896

Electrical Equipment (1.0%):
64,489	Eaton Corp. plc	4,237,572

Energy Equipment & Services (1.3%):
29,092	National-Oilwell Varco, Inc.	1,068,840
59,802	Schlumberger, Ltd.	4,702,829

		5,771,669

Food & Staples Retailing (1.6%):
75,788	CVS Health Corp.	6,744,374

Food Products (4.8%):
80,337	Archer-Daniels-Midland Co.	3,387,811
35,008	Danone SA	2,596,291
84,388	General Mills, Inc.	5,390,705
18,328	JM Smucker Co. (The)	2,484,177
1,224	Mead Johnson Nutrition Co.	96,708

Shares		Fair Value
Common Stocks, continued
Food Products, continued
86,115	Nestle SA, Registered Shares	$6,787,410

		20,743,102

Health Care Equipment & Supplies (5.3%):
121,513	Abbott Laboratories	5,138,785
60,577	Danaher Corp.	4,748,631
112,448	Medtronic plc	9,715,507
42,028	St. Jude Medical, Inc.	3,352,153

		22,955,076

Health Care Providers & Services (1.7%):
16,629	Cigna Corp.	2,167,091
37,348	Express Scripts Holding Co.*	2,634,154
14,358	McKesson Corp.	2,394,197

		7,195,442

Household Durables (0.2%):
16,368	Newell Rubbermaid, Inc.	861,939

Household Products (0.5%):
24,052	Procter & Gamble Co. (The)	2,158,667

Industrial Conglomerates (4.0%):
50,767	3M Co., Class C	8,946,668
70,369	Honeywell International, Inc.	8,204,322

		17,150,990

Insurance (7.7%):
60,395	Aon plc	6,793,834
63,891	Chubb, Ltd.	8,027,904
140,584	MetLife, Inc.	6,246,147
45,198	Prudential Financial, Inc.	3,690,417
73,820	Travelers Cos., Inc. (The)	8,456,081

		33,214,383

IT Services (5.4%):
97,530	Accenture plc, Class C	11,915,239
15,162	Amdocs, Ltd.	877,122
29,608	Cognizant Technology Solutions Corp., Class C*	1,412,598
52,425	Fidelity National Information Services, Inc.	4,038,297
18,829	Fiserv, Inc.*	1,872,921
19,030	International Business Machines Corp.	3,022,916

		23,139,093

Life Sciences Tools & Services (1.3%):
34,513	Thermo Fisher Scientific, Inc.	5,489,638

Machinery (3.0%):
11,953	Caterpillar, Inc.	1,061,068
13,270	Deere & Co.	1,132,595
33,046	Illinois Tool Works, Inc.	3,960,232
31,841	Ingersoll-Rand plc	2,163,278
31,544	Pentair plc	2,026,387
19,380	Stanley Black & Decker, Inc.	2,383,351

		12,726,911

Media (4.1%):
81,467	Comcast Corp., Class A	5,404,520
38,322	Interpublic Group of Cos., Inc. (The)	856,497
76,316	Omnicom Group, Inc.	6,486,859
46,750	Time Warner, Inc.	3,721,768
4,321	Time, Inc.	62,568
10,577	Walt Disney Co. (The)	982,180

		17,514,392

Multiline Retail (0.7%):
44,484	Target Corp.	3,055,161

Oil, Gas & Consumable Fuels (4.1%):
41,960	Chevron Corp.	4,318,523
45,727	EOG Resources, Inc.	4,422,258
54,324	Exxon Mobil Corp.	4,741,399

Continued

AZL MFS Value Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
52,988	Occidental Petroleum Corp.	$3,863,885

		17,346,065

Personal Products (0.4%):
69,316	Coty, Inc., Class A	1,628,926

Pharmaceuticals (8.0%):
130,258	Johnson & Johnson Co.	15,387,378
106,458	Merck & Co., Inc.	6,644,044
13,703	Novartis AG, Registered Shares	1,077,954
307,374	Pfizer, Inc.	10,410,757
3,930	Roche Holding AG	973,904

		34,494,037

Professional Services (0.2%):
7,751	Equifax, Inc.	1,043,130

Road & Rail (1.3%):
35,459	Canadian National Railway Co.	2,319,019
31,976	Union Pacific Corp.	3,118,619

		5,437,638

Semiconductors & Semiconductor Equipment (1.8%):
15,171	Analog Devices, Inc.	977,771
93,780	Texas Instruments, Inc.	6,581,480

		7,559,251

Software (0.6%):
69,963	Oracle Corp.	2,748,147

Specialty Retail (0.3%):
8,151	Advance Auto Parts, Inc.	1,215,477

Textiles, Apparel & Luxury Goods (0.2%):
40,850	Hanesbrands, Inc.	1,031,463

Tobacco (3.9%):
45,808	Altria Group, Inc.	2,896,440
143,601	Philip Morris International, Inc.	13,960,889

		16,857,329

Wireless Telecommunication Services (0.2%):
293,685	Vodafone Group plc	841,948

Total Common Stocks (Cost $296,112,241)		425,624,674

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Company (0.6%):
2,502,446	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(a)	2,502,446

Total Unaffiliated Investment Company (Cost $2,502,446)		2,502,446

Total Investment Securities (Cost $298,614,687)(b) - 99.6%		428,127,120
Net other assets (liabilities) - 0.4%		1,685,746

Net Assets - 100.0%		$429,812,866

Percentages indicated are based on net assets as of September 30, 2016.

*	Non-income producing security.
(a)	The rate represents the effective yield at September 30, 2016.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2016:

Country	Percentage
Canada	0.5%
France	0.6%
Guernsey	0.2%
Ireland (Republic of)	4.9%
Netherlands	1.1%
Switzerland	4.0%
United Kingdom	3.8%
United States	84.9%

100.0%

Continued

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (97.0%):
Aerospace & Defense (1.9%):
27,625	BE Aerospace, Inc.	$1,427,108
12,057	Curtiss-Wright Corp.	1,098,513
8,052	Esterline Technologies Corp.*	612,274
12,713	Huntington Ingalls Industries, Inc.	1,950,428
14,371	KLX, Inc.*^	505,859
15,857	Orbital ATK, Inc.	1,208,779
9,438	Teledyne Technologies, Inc.*	1,018,643
13,429	Triumph Group, Inc.^	374,401

		8,196,005

Airlines (0.4%):
87,675	JetBlue Airways Corp.*	1,511,517

Auto Components (0.5%):
39,078	Dana Holding Corp.	609,226
78,019	Gentex Corp.^	1,370,014

		1,979,240

Automobiles (0.3%):
12,944	Thor Industries, Inc.	1,096,357

Banks (5.7%):
40,313	Associated Banc-Corp.	789,732
23,033	BancorpSouth, Inc.	534,366
11,617	Bank of Hawaii Corp.^	843,627
24,793	Bank of the Ozarks, Inc.	952,051
20,232	Cathay General Bancorp	622,741
19,092	Chemical Financial Corp.	842,530
22,823	Commerce Bancshares, Inc.^	1,124,261
14,933	Cullen/Frost Bankers, Inc.^	1,074,280
39,182	East West Bancorp, Inc.	1,438,371
57,391	F.N.B. Corp.	705,909
63,559	First Horizon National Corp.	968,004
47,386	Fulton Financial Corp.^	688,045
21,075	Hancock Holding Co.^	683,462
15,676	International Bancshares Corp.	466,831
19,308	MB Financial, Inc.^	734,476
32,605	PacWest Bancorp	1,399,081
21,704	PrivateBancorp, Inc.	996,648
18,816	Prosperity Bancshares, Inc.^	1,032,810
14,563	Signature Bank*	1,724,986
14,114	SVB Financial Group*	1,560,162
33,412	Synovus Financial Corp.	1,086,892
46,812	TCF Financial Corp.	679,242
18,395	Trustmark Corp.^	506,966
59,961	Umpqua Holdings Corp.	902,413
68,462	Valley National Bancorp^	666,135
24,963	Webster Financial Corp.^	948,844

		23,972,865

Beverages (0.1%):
2,463	Boston Beer Co., Inc. (The), Class A*^	382,405

Biotechnology (0.3%):
11,822	United Therapeutics Corp.*^	1,395,942

Building Products (0.9%):
20,134	A.O. Smith Corp.	1,989,038
10,625	Lennox International, Inc.^	1,668,444

		3,657,482

Capital Markets (3.5%):
22,119	CBOE Holdings, Inc.^	1,434,417
30,864	Eaton Vance Corp.^	1,205,239
11,074	FactSet Research Systems, Inc.^	1,795,095
25,410	Federated Investors, Inc., Class B^	752,898
39,062	Janus Capital Group, Inc.^	547,259
10,230	MarketAxess Holdings, Inc.	1,693,986
25,723	MSCI, Inc., Class A	2,159,189
34,273	Raymond James Financial, Inc.	1,995,031
36,872	SEI Investments Co.	1,681,732

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
17,878	Stifel Financial Corp.*	$687,409
22,598	Waddell & Reed Financial, Inc., Class A^	410,380
31,272	WisdomTree Investments, Inc.^	321,789

		14,684,424

Chemicals (2.9%):
16,867	Ashland Global Holdings, Inc.	1,955,729
17,036	Cabot Corp.	892,857
9,462	Minerals Technologies, Inc.	668,869
2,513	NewMarket Corp.^	1,078,881
44,958	Olin Corp.^	922,538
22,838	PolyOne Corp.	772,153
36,226	RPM International, Inc.	1,946,061
12,242	Scotts Miracle-Gro Co. (The)	1,019,391
12,150	Sensient Technologies Corp.	920,970
19,809	Valspar Corp. (The)	2,101,140

		12,278,589

Commercial Services & Supplies (1.2%):
14,269	Clean Harbors, Inc.*	684,627
26,474	Copart, Inc.*	1,417,947
13,222	Deluxe Corp.	883,494
16,302	Herman Miller, Inc.	466,237
12,030	HNI Corp.^	478,794
8,418	MSA Safety, Inc.	488,581
26,093	Rollins, Inc.^	764,003

		5,183,683

Communications Equipment (1.4%):
51,707	ARRIS International plc*	1,464,860
109,119	Brocade Communications Systems, Inc.	1,007,168
37,489	Ciena Corp.*	817,260
9,334	InterDigital, Inc.	739,253
25,031	NetScout Systems, Inc.*^	732,157
9,171	Plantronics, Inc.	476,525
12,248	ViaSat, Inc.*^	914,313

		6,151,536

Construction & Engineering (1.1%):
41,755	Aecom Technology Corp.*^	1,241,375
8,571	Dycom Industries, Inc.*	700,936
16,553	Emcor Group, Inc.	986,890
10,724	Granite Construction, Inc.^	533,412
38,450	KBR, Inc.	581,749
6,152	Valmont Industries, Inc.^	827,875

		4,872,237

Construction Materials (0.2%):
13,059	Eagle Materials, Inc., Class A^	1,009,461

Consumer Finance (0.2%):
116,022	SLM Corp.*	866,684

Containers & Packaging (1.7%):
17,174	AptarGroup, Inc.	1,329,439
25,677	Bemis Co., Inc.	1,309,784
7,140	Greif, Inc., Class A^	354,073
25,594	Packaging Corp. of America^	2,079,769
11,265	Silgan Holdings, Inc.^	569,896
27,228	Sonoco Products Co.	1,438,455

		7,081,416

Distributors (0.3%):
11,369	Pool Corp.	1,074,598

Diversified Consumer Services (0.7%):
15,556	DeVry Education Group, Inc.	358,721
1,265	Graham Holdings Co., Class B	608,933
52,650	Service Corp. International^	1,397,332
13,072	Sotheby’s	496,997

		2,861,983

Continued

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electric Utilities (1.9%):
56,422	Great Plains Energy, Inc.	$1,539,756
29,532	Hawaiian Electric Industries, Inc.	881,530
13,707	IDACORP, Inc.	1,072,984
54,233	OGE Energy Corp.^	1,714,847
21,688	PNM Resources, Inc.	709,631
38,473	Westar Energy, Inc.	2,183,344

		8,102,092

Electrical Equipment (0.7%):
11,820	EnerSys	817,826
13,993	Hubbell, Inc.	1,507,606
12,161	Regal-Beloit Corp.	723,458

		3,048,890

Electronic Equipment, Instruments & Components (3.9%):
24,869	Arrow Electronics, Inc.*	1,590,870
34,640	Avnet, Inc.	1,422,318
11,430	Belden, Inc.^	788,556
23,102	Cognex Corp.	1,221,172
40,564	Ingram Micro, Inc., Class A	1,446,512
10,155	IPG Photonics Corp.*^	836,264
52,053	Jabil Circuit, Inc.	1,135,796
46,216	Keysight Technologies, Inc.*	1,464,585
24,081	Knowles Corp.*^	338,338
28,632	National Instruments Corp.	813,149
7,946	SYNNEX Corp.^	906,718
9,550	Tech Data Corp.*^	808,981
67,718	Trimble Navigation, Ltd.*	1,934,026
30,173	VeriFone Systems, Inc.*	474,923
36,879	Vishay Intertechnology, Inc.^	519,625
14,370	Zebra Technologies Corp., Class A*^	1,000,296

		16,702,129

Energy Equipment & Services (1.5%):
17,529	Diamond Offshore Drilling, Inc.	308,686
10,109	Dril-Quip, Inc.*^	563,476
82,377	Ensco plc, Class A, ADR	700,204
77,192	Nabors Industries, Ltd.	938,655
66,776	Noble Corp. plc	423,360
26,642	Oceaneering International, Inc.	732,921
14,140	Oil States International, Inc.*	446,400
40,075	Patterson-UTI Energy, Inc.^	896,477
33,985	Rowan Cos. plc, Class A^	515,213
41,043	Superior Energy Services, Inc.	734,670

		6,260,062

Equity Real Estate Investment Trusts (11.2%):
21,179	Alexandria Real Estate Equities, Inc.^	2,303,640
35,582	American Campus Communities, Inc.	1,810,056
23,757	Camden Property Trust^	1,989,411
22,818	Care Capital Properties, Inc.	650,313
37,276	Communications Sales & Leasing, Inc.	1,170,839
25,740	Corporate Office Properties Trust	729,729
31,918	Corrections Corp. of America	442,703
24,368	DCT Industrial Trust, Inc.	1,183,066
38,851	Douglas Emmett, Inc.^	1,423,112
95,128	Duke Realty Corp.	2,599,848
19,950	Education Realty Trust, Inc.^	860,643
17,347	EPR Properties	1,365,903
24,854	Equity One, Inc.	760,781
31,767	First Industrial Realty Trust, Inc.^	896,465
31,270	Healthcare Realty Trust, Inc.	1,065,056
26,853	Highwoods Properties, Inc.	1,399,578
44,406	Hospitality Properties Trust	1,319,746

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
25,050	Kilroy Realty Corp.^	$1,737,218
22,458	Lamar Advertising Co., Class A^	1,466,732
30,749	LaSalle Hotel Properties^	733,979
39,878	Liberty Property Trust	1,609,077
12,670	Life Storage, Inc.	1,126,870
24,318	Mack-Cali Realty Corp.^	661,936
79,633	Medical Properties Trust, Inc.^	1,176,179
20,525	Mid-America Apartment Communities, Inc.	1,929,145
39,819	National Retail Properties, Inc.^	2,024,796
52,411	Omega Healthcare Investors, Inc.^	1,857,970
14,548	Post Properties, Inc.	962,059
11,076	Potlatch Corp.	430,746
33,696	Rayonier, Inc.	894,292
28,337	Regency Centers Corp.	2,195,834
64,659	Senior Housing Properties Trust	1,468,406
26,115	Tanger Factory Outlet Centers, Inc.	1,017,440
16,400	Taubman Centers, Inc.	1,220,324
25,143	Urban Edge Properties^	707,524
50,456	Washington Prime Group, Inc.	624,645
31,872	Weingarten Realty Investors	1,242,371

		47,058,432

Food & Staples Retailing (0.6%):
10,694	Casey’s General Stores, Inc.^	1,284,884
37,933	Sprouts Farmers Market, Inc.*^	783,316
13,668	United Natural Foods, Inc.*	547,267

		2,615,467

Food Products (2.8%):
24,875	Dean Foods Co.^	407,950
49,833	Flowers Foods, Inc.^	753,475
28,232	Hain Celestial Group, Inc.*	1,004,495
19,639	Ingredion, Inc.	2,613,165
5,291	Lancaster Colony Corp.	698,888
17,509	Post Holdings, Inc.*^	1,351,170
23,172	Snyders-Lance, Inc.^	778,116
4,968	Tootsie Roll Industries, Inc.	182,971
15,403	TreeHouse Foods, Inc.*^	1,342,988
48,186	WhiteWave Foods Co., Class A*	2,622,763

		11,755,981

Gas Utilities (2.1%):
28,081	Atmos Energy Corp.	2,091,192
23,013	National Fuel Gas Co.^	1,244,313
23,382	New Jersey Resources Corp.^	768,333
14,335	ONE Gas, Inc.	886,476
12,938	Southwest Gas Corp.	903,849
46,954	UGI Corp.	2,124,199
13,960	WGL Holdings, Inc.	875,292

		8,893,654

Health Care Equipment & Supplies (3.9%):
10,865	ABIOMED, Inc.*	1,397,022
20,426	Align Technology, Inc.*	1,914,938
12,693	Halyard Health, Inc.*	439,939
16,153	Hill-Rom Holdings, Inc.	1,001,163
24,326	IDEXX Laboratories, Inc.*	2,742,269
11,956	LivaNova plc*	718,675
13,657	NuVasive, Inc.*	910,376
38,250	ResMed, Inc.^	2,478,217
23,490	STERIS plc	1,717,120
11,980	Teleflex, Inc.^	2,013,239
19,965	West Pharmaceutical Services, Inc.	1,487,393

		16,820,351

Health Care Providers & Services (2.0%):
14,879	AmSurg Corp.*	997,637
30,928	Community Health Systems, Inc.*^	356,909
11,612	LifePoint Hospitals, Inc.*^	687,779

Continued

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
25,015	MEDNAX, Inc.*^	$1,657,243
11,565	Molina Healthcare, Inc.*^	674,471
17,123	Owens & Minor, Inc.^	594,682
21,658	Tenet Healthcare Corp.*	490,770
21,923	VCA Antech, Inc.*	1,534,172
12,008	WellCare Health Plans, Inc.*	1,406,017

		8,399,680

Health Care Technology (0.2%):
50,513	Allscripts Healthcare Solutions, Inc.*	665,256

Hotels, Restaurants & Leisure (2.4%):
14,916	Brinker International, Inc.^	752,214
4,971	Buffalo Wild Wings, Inc.*	699,619
12,079	Cheesecake Factory, Inc. (The)^	604,675
3,376	Churchill Downs, Inc.	494,078
6,518	Cracker Barrel Old Country Store, Inc.	861,810
13,115	Domino’s Pizza, Inc.	1,991,512
25,053	Dunkin’ Brands Group, Inc.^	1,304,759
7,271	International Speedway Corp., Class A	242,997
8,928	Jack in the Box, Inc.	856,552
6,048	Panera Bread Co., Class A*^	1,177,667
17,472	Texas Roadhouse, Inc.	681,932
55,427	Wendy’s Co. (The)^	598,612

		10,266,427

Household Durables (1.6%):
20,381	CalAtlantic Group, Inc.^	681,541
7,561	Helen of Troy, Ltd.*	651,531
22,503	KB Home	362,748
986	NVR, Inc.*	1,616,911
13,824	Tempur Sealy International, Inc.*^	784,374
41,033	Toll Brothers, Inc.*	1,225,245
39,654	TRI Pointe Homes, Inc.*	522,640
13,664	Tupperware Brands Corp.^	893,216

		6,738,206

Household Products (0.2%):
16,723	Energizer Holdings, Inc.^	835,481

Independent Power & Renewable Electricity Producers (0.1%):
23,246	Talen Energy Corp.*	321,957

Industrial Conglomerates (0.4%):
17,552	Carlisle Cos., Inc.	1,800,309

Insurance (4.6%):
4,214	Alleghany Corp.*	2,212,434
19,939	American Financial Group, Inc.	1,495,425
16,441	Aspen Insurance Holdings, Ltd.	765,986
31,153	Brown & Brown, Inc.^	1,174,780
47,748	CNO Financial Group, Inc.	729,112
17,408	Endurance Specialty Holdings, Ltd.	1,139,354
11,395	Everest Re Group, Ltd.	2,164,709
29,906	First American Financial Corp.	1,174,708
135,450	Genworth Financial, Inc., Class A*^	671,832
11,614	Hanover Insurance Group, Inc. (The)	875,928
13,119	Kemper Corp.^	515,839
8,494	Mercury General Corp.^	465,896
66,763	Old Republic International Corp.	1,176,364
12,643	Primerica, Inc.^	670,458
17,427	Reinsurance Group of America, Inc.	1,881,070
11,228	RenaissanceRe Holdings, Ltd.^	1,349,156
26,855	W.R. Berkley Corp.	1,551,145

		20,014,196

Internet & Direct Marketing Retail (0.1%):
8,716	HSN, Inc.	346,897

Shares		Fair Value
Common Stocks, continued
Internet Software & Services (0.6%):
12,168	comScore, Inc.*^	$373,071
13,050	j2 Global, Inc.^	869,261
28,875	Rackspace Hosting, Inc.*	915,048
10,570	WebMD Health Corp.*	525,329

		2,682,709

IT Services (3.8%):
21,204	Acxiom Corp.*^	565,087
32,206	Broadridge Financial Solutions, Inc.	2,183,245
38,155	Computer Sciences Corp.	1,992,073
26,140	Convergys Corp.	795,179
23,932	CoreLogic, Inc.*	938,613
8,882	DST Systems, Inc.	1,047,365
22,425	Gartner, Inc.*	1,983,491
21,409	Jack Henry & Associates, Inc.	1,831,540
38,769	Leidos Holdings, Inc.	1,677,922
17,577	Maximus, Inc.^	994,155
12,323	NeuStar, Inc., Class A*	327,669
12,190	Science Applications International Corp.^	845,620
10,404	WEX, Inc.*	1,124,568

		16,306,527

Leisure Products (0.7%):
24,520	Brunswick Corp.	1,196,086
16,203	Polaris Industries, Inc.^	1,254,760
16,408	Vista Outdoor, Inc.*	654,023

		3,104,869

Life Sciences Tools & Services (1.0%):
5,585	Bio-Rad Laboratories, Inc., Class A*	914,879
10,127	Bio-Techne Corp.	1,108,906
12,806	Charles River Laboratories International, Inc.*	1,067,252
14,426	PAREXEL International Corp.*	1,001,886

		4,092,923

Machinery (4.6%):
18,506	AGCO Corp.^	912,716
13,194	CLARCOR, Inc.	857,610
13,439	Crane Co.	846,791
36,052	Donaldson Co., Inc.^	1,345,821
15,098	Graco, Inc.^	1,117,252
20,734	IDEX Corp.	1,940,080
24,370	ITT, Inc.	873,421
26,541	Joy Global, Inc.^	736,247
21,676	Kennametal, Inc.	629,038
17,143	Lincoln Electric Holdings, Inc.^	1,073,495
14,452	Nordson Corp.^	1,439,853
20,042	OshKosh Corp.	1,122,352
29,543	Terex Corp.	750,688
19,222	Timken Co.	675,461
29,848	Toro Co.	1,398,080
41,620	Trinity Industries, Inc.^	1,006,372
24,486	Wabtec Corp.^	1,999,281
15,044	Woodward, Inc.	939,949

		19,664,507

Marine (0.2%):
14,706	Kirby Corp.*^	914,125

Media (1.3%):
16,317	AMC Networks, Inc., Class A*	846,200
1,271	Cable One, Inc.	742,264
28,725	Cinemark Holdings, Inc.	1,099,593
12,223	John Wiley & Sons, Inc., Class A	630,829
35,911	Live Nation, Inc.*	986,834
10,263	Meredith Corp.^	533,573
32,783	New York Times Co. (The), Class A	391,757

Continued

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
27,265	Time, Inc.	$394,797

		5,625,847

Metals & Mining (1.9%):
29,736	Allegheny Technologies, Inc.	537,330
12,548	Carpenter Technology Corp.^	517,730
30,862	Commercial Metals Co.^	499,656
9,177	Compass Minerals International, Inc.^	676,345
19,657	Reliance Steel & Aluminum Co.	1,415,894
17,777	Royal Gold, Inc.	1,376,473
66,501	Steel Dynamics, Inc.	1,661,859
45,902	United States Steel Corp.^	865,712
11,941	Worthington Industries, Inc.	573,526

		8,124,525

Multiline Retail (0.3%):
12,149	Big Lots, Inc.^	580,115
83,883	J.C. Penney Co., Inc.*^	773,401

		1,353,516

Multi-Utilities (1.0%):
14,145	Black Hills Corp.^	865,957
53,168	MDU Resources Group, Inc.^	1,352,593
13,115	NorthWestern Corp.	754,506
22,683	Vectren Corp.	1,138,687

		4,111,743

Oil, Gas & Consumable Fuels (2.3%):
47,942	CONSOL Energy, Inc.^	920,486
108,848	Denbury Resources, Inc.*^	351,579
26,323	Energen Corp.	1,519,363
34,266	Gulfport Energy Corp.*^	968,015
47,819	HollyFrontier Corp.^	1,171,566
65,357	QEP Resources, Inc.	1,276,421
23,560	SM Energy Co.	908,945
21,475	Western Refining, Inc.^	568,229
19,273	World Fuel Services Corp.	891,569
93,340	WPX Energy, Inc.*	1,231,155

		9,807,328

Paper & Forest Products (0.3%):
17,113	Domtar Corp.	635,406
38,898	Louisiana-Pacific Corp.*	732,449

		1,367,855

Personal Products (0.5%):
118,551	Avon Products, Inc.	670,999
16,042	Edgewell Personal Care Co.*	1,275,660

		1,946,659

Pharmaceuticals (0.5%):
24,104	Akorn, Inc.*	657,075
33,894	Catalent, Inc.*	875,821
14,409	Prestige Brands Holdings, Inc.*	695,522

		2,228,418

Professional Services (0.5%):
8,786	CEB, Inc.	478,573
11,424	FTI Consulting, Inc.*	509,053
18,643	Manpower, Inc.	1,347,144

		2,334,770

Real Estate Management & Development (0.4%):
12,510	Alexander & Baldwin, Inc.^	480,634
12,335	Jones Lang LaSalle, Inc.	1,403,600

		1,884,234

Road & Rail (1.0%):
25,707	Avis Budget Group, Inc.*^	879,436
15,492	Genesee & Wyoming, Inc., Class A*^	1,068,173
11,443	Landstar System, Inc.^	779,039

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
18,949	Old Dominion Freight Line, Inc.*	$1,300,092
12,137	Werner Enterprises, Inc.^	282,428

		4,309,168

Semiconductors & Semiconductor Equipment (2.4%):
199,464	Advanced Micro Devices, Inc.*^	1,378,297
16,968	Cirrus Logic, Inc.*	901,849
27,621	Cree, Inc.*^	710,412
87,350	Cypress Semiconductor Corp.^	1,062,176
36,246	Integrated Device Technology, Inc.*	837,283
36,744	Intersil Corp., Class A	805,796
30,688	Microsemi Corp.*	1,288,282
10,110	Monolithic Power Systems, Inc.^	813,855
11,274	Silicon Laboratories, Inc.*	662,911
9,468	Synaptics, Inc.*^	554,635
55,005	Teradyne, Inc.	1,187,008

		10,202,504

Software (4.5%):
31,918	ACI Worldwide, Inc.*^	618,571
23,720	ANSYS, Inc.*	2,196,709
79,501	Cadence Design Systems, Inc.*	2,029,661
40,814	CDK Global, Inc.	2,341,091
11,239	CommVault Systems, Inc.*	597,128
8,389	Fair Isaac Corp.	1,045,186
39,869	Fortinet, Inc.*	1,472,362
19,472	Manhattan Associates, Inc.*	1,121,977
29,348	Mentor Graphics Corp.^	775,961
31,185	PTC, Inc.*	1,381,807
41,148	Synopsys, Inc.*	2,442,133
8,992	Tyler Technologies, Inc.*	1,539,700
7,879	Ultimate Software Group, Inc. (The)*	1,610,389

		19,172,675

Specialty Retail (2.4%):
17,592	Aaron’s, Inc.	447,189
18,299	Abercrombie & Fitch Co., Class A^	290,771
46,402	American Eagle Outfitters, Inc.^	828,740
45,389	Ascena Retail Group, Inc.*	253,725
13,944	Cabela’s, Inc., Class A*	765,944
35,690	Chico’s FAS, Inc.	424,711
20,589	CST Brands, Inc.	990,125
23,920	Dick’s Sporting Goods, Inc.	1,356,741
28,254	GameStop Corp., Class A^	779,528
16,534	Guess?, Inc.^	241,562
10,081	Murphy U.S.A., Inc.*	719,380
147,704	Office Depot, Inc.	527,303
10,220	Restoration Hardware Holdings, Inc.*^	353,408
39,695	Sally Beauty Holdings, Inc.*^	1,019,368
22,304	Williams-Sonoma, Inc.^	1,139,288

		10,137,783

Technology Hardware, Storage & Peripherals (0.7%):
28,991	3D Systems Corp.*^	520,388
20,511	Diebold, Inc.^	508,468
17,165	Lexmark International, Inc., Class A	685,913
33,556	NCR Corp.*	1,080,168

		2,794,937

Textiles, Apparel & Luxury Goods (0.8%):
13,599	Carter’s, Inc.	1,179,170
8,804	Deckers Outdoor Corp.*^	524,278
11,268	Fossil Group, Inc.*	312,912
35,093	Kate Spade & Co.*	601,143

Continued

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
36,311	Skechers U.S.A., Inc., Class A*	$831,522

		3,449,025

Thrifts & Mortgage Finance (0.6%):
132,776	New York Community Bancorp, Inc.^	1,889,402
24,739	Washington Federal, Inc.	660,037

		2,549,439

Trading Companies & Distributors (0.7%):
10,988	GATX Corp.^	489,515
12,072	MSC Industrial Direct Co., Inc., Class A^	886,206
29,190	NOW, Inc.*^	625,542
7,001	Watsco, Inc.	986,441

		2,987,704

Water Utilities (0.3%):
48,393	Aqua America, Inc.	1,475,019

Wireless Telecommunication Services (0.2%):
25,261	Telephone & Data Systems, Inc.	686,594

Total Common Stocks (Cost $311,011,511)		412,217,294

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (24.7%):
$105,152,364	AZL Mid Cap Index Fund Securities Lending Collateral Account(a)	105,152,364

Total Securities Held as Collateral for Securities on Loan (Cost $105,152,364)		105,152,364

Unaffiliated Investment Company (3.0%):
12,749,863	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(b)	12,749,863

Total Unaffiliated Investment Company (Cost $12,749,863)		12,749,863

Total Investment Securities (Cost $428,913,738)(c) - 124.7%		530,119,521
Net other assets (liabilities) - (24.7)%		(104,931,926)

Net Assets - 100.0%		$425,187,595

Percentages indicated are based on net assets as of September 30, 2016.

ADR	-	American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2016. The total value of securities on loan as of September 30, 2016, was $103,912,356.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2016.
(b)	The rate represents the effective yield at September 30, 2016.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Futures Contracts

Cash of $521,000 has been segregated to cover margin requirements for the following open contracts as of September 30, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P Midcap 400 E-mini December Future	Long	12/16/16	84	$13,016,640	$(87,511)

See accompanying notes to the schedules of portfolio investments.

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (98.6%):
Diversified Real Estate Activities (9.7%):
111,100	CapitaLand, Ltd.	$262,485
46,000	Hang Lung Properties, Ltd.	104,420
125,496	Henderson Land Development Co., Ltd.	750,103
8,303	Kerry Properties, Ltd.	27,351
185,000	Mitsubishi Estate Co., Ltd.	3,468,762
151,000	Mitsui Fudosan Co., Ltd.	3,215,674
463,423	New World Development Co., Ltd.	606,847
61,000	Sumitomo Realty & Development Co., Ltd.	1,580,604
231,544	Sun Hung Kai Properties, Ltd.	3,528,902
3,500	Tokyo Tatemono Co., Ltd.	42,047
59,710	UOL Group, Ltd.	246,836
104,035	Wharf Holdings, Ltd. (The)	762,308

		14,596,339

Diversified REITs (7.0%):
76	Activia Properties, Inc.	405,170
45,758	Cousins Properties, Inc.^	477,714
2,420	Fonciere des Regions SA	225,498
4,526	Gecina SA	711,554
199,271	GPT Group	773,201
325,679	Hibernia REIT plc	500,654
2,551	Hispania Activos Inmobiliarios SA	34,183
7,331	ICADE	571,701
24	Kenedix Office Investment Corp.	147,822
171,412	Land Securities Group plc	2,355,264
5,984	Liberty Property Trust	241,454
22,459	Merlin Properties Socimi SA	265,757
213,714	Mirvac Group	367,098
662	Nomura Real Estate Master Fund, Inc.	1,106,177
15,970	Spirit Realty Capital, Inc.	212,880
180,629	Stockland Trust Group	659,157
20,919	STORE Capital Corp.	616,483
24,000	Suntec REIT	30,353
409	United Urban Investment Corp.	744,950

		10,447,070

Health Care Facilities (0.1%):
20,780	Extendicare, Inc.^	149,854

Health Care REITs (4.6%):
13,956	Healthcare Realty Trust, Inc.	475,341
25,185	Omega Healthcare Investors, Inc.^	892,808
28,087	Senior Housing Properties Trust	637,856
34,675	Ventas, Inc.^	2,449,095
32,619	Welltower, Inc.^	2,438,923

		6,894,023

Hotel & Resort REITs (4.1%):
31,695	Chesapeake Lodging Trust	725,816
177,125	Host Hotels & Resorts, Inc.^	2,757,836
236	Japan Hotel REIT Investment Corp.	187,491
71,948	LaSalle Hotel Properties^	1,717,399
36,162	Sunstone Hotel Investors, Inc.^	462,512
20,180	Xenia Hotels & Resorts, Inc.^	306,332

		6,157,386

Hotels, Resorts & Cruise Lines (0.9%):
57,177	Hilton Worldwide Holdings, Inc.	1,311,069

Industrial REITs (4.0%):
152,000	Ascendas Real Estate Investment Trust	282,045
2,855	DCT Industrial Trust, Inc.	138,610
30,211	Duke Realty Corp.	825,667
62,500	Ec World REIT*	35,069
262	GLP J-REIT	347,920
6	Industrial & Infrastructure Fund Investment Corp.	30,471

Shares		Fair Value
Common Stocks, continued
Industrial REITs, continued
196,390	Macquarie Goodman Group	$1,096,806
240,692	Mapletree Logistics Trust	189,262
131	Nippon Prologis REIT, Inc.	331,415
35,517	ProLogis, Inc.	1,901,580
17,424	Rexford Industrial Realty, Inc.	398,835
72,348	SERGO plc	426,143

		6,003,823

Office REITs (14.8%):
3,169	Alstria Office REIT-AG	43,502
155,085	Beni Stabili SpA	92,515
34,997	Boston Properties, Inc.^	4,769,741
19,029	Brookfield Canada Office Properties	399,206
162,400	CapitaCommercial Trust	190,224
4,540	Columbia Property Trust, Inc.	101,651
6,501	Corporate Office Properties Trust	184,303
39	Daiwa Office Investment Corp.	239,623
31,650	Derwent Valley Holdings plc	1,068,842
59,187	Dexus Property Group	416,105
28,888	Douglas Emmett, Inc.	1,058,167
15,200	Dream Office Real Estate Investment Trust	196,054
105,976	Great Portland Estates plc	870,966
258,944	Green REIT plc	423,240
32,268	Hudson Pacific Properties, Inc.^	1,060,649
52,727	Investa Office Fund	184,632
167	Japan Real Estate Investment Corp.	997,864
8,288	Mack-Cali Realty Corp.^	225,599
148	Mori Hills REIT Investment Corp., Class C	221,622
202	Mori Trust Sogo REIT, Inc.	354,629
189	Nippon Building Fund, Inc.	1,196,269
219	ORIX JREIT, Inc.	386,310
43,972	Paramount Group, Inc.	720,701
3,400	SL Green Realty Corp.^	367,540
63,259	Vornado Realty Trust	6,402,443
14,072	Workspace Group plc	127,287

		22,299,684

Real Estate Development (2.2%):
294,000	Cheung Kong Property Holdings, Ltd.	2,168,345
64,000	China Overseas Land & Investment, Ltd.	219,263
11,949	Helical Bar plc	41,816
89,418	Sino Land Co., Ltd.	159,518
89,931	St. Modwen Properties plc	342,977
105,999	Urban & Civic plc	309,071

		3,240,990

Real Estate Operating Companies (9.2%):
1,744	ADO Properties SA	69,748
32,182	Atrium European Real Estate, Ltd.	143,483
11,382	Atrium Ljungberg AB, Class B	198,550
2,485,087	BGP Holdings plc*(a)(b)	—
9,005	BR Properties SA	23,595
7,072	BUWOG-Bauen Und Wohnen Gesellschaft mbH	191,327
20,059	Castellum AB	300,431
251,812	Citycon OYJ	640,881
2,454	Deutsche Euroshop AG	113,981
19,966	Deutsche Wohnen AG	725,686
54,946	Entra ASA	616,318
31,614	First Capital Realty, Inc.	529,712
254,400	Global Logistic Properties, Ltd.	350,710
430,600	Hongkong Land Holdings, Ltd.	3,070,425
26,120	Hufvudstaden AB	452,340
18,000	Hulic Co., Ltd.	183,732
302,346	Hysan Development Co., Ltd.	1,420,309
33,137	Inmobiliaria Colonial SA	240,989

Continued

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Operating Companies, continued
16,763	Kennedy Wilson Europe Real Estate Plc	$218,382
747	LEG Immobilien AG	71,493
214,000	LXB Retail Properties plc	186,882
62,695	Norwegian Property ASA	85,165
2,600	NTT Urban Development Corp.	25,103
9,052	PSP Swiss Property AG	863,026
577,250	Swire Properties, Ltd.	1,698,731
1,292	Swiss Prime Site AG	113,343
15,133	Unite Group plc	124,432
29,517	Vonovia SE	1,117,543
977	Wihlborgs Fastigheter AB	20,779

		13,797,096

Residential REITs (11.6%):
89	Advance Residence Investment	252,432
7,200	American Homes 4 Rent, Class A	155,808
18,393	Apartment Investment & Management Co., Class A	844,423
24,783	AvalonBay Communities, Inc.	4,407,409
16,377	Boardwalk REIT^	646,066
24,289	Camden Property Trust^	2,033,961
1,654	Equity Lifestyle Properties, Inc.	127,656
95,473	Equity Residential Property Trust	6,141,778
9,157	Essex Property Trust, Inc.	2,039,264
734	Invincible Investment Corp.	410,764
77	Japan Rental Housing Investment Corp.	64,579
280	Mid-America Apartment Communities, Inc.	26,317
3,283	Post Properties, Inc.	217,105

		17,367,562

Retail REITs (26.0%):
6,254	Acadia Realty Trust^	226,645
231,223	British Land Co. plc	1,899,281
17,711	Brixmor Property Group, Inc.^	492,189
181,859	Capital & Regional plc	142,728
196,300	CapitaMall Trust	313,555
3,348	CBL & Associates Properties, Inc.^	40,645
19,597	Crombie REIT	213,777
16,390	DDR Corp.	285,678
17,844	Equity One, Inc.	546,205
11,904	Eurocommercial Properties NV	537,164
11	Frontier Real Estate Investment Corp.	54,858
116,853	General Growth Properties, Inc.	3,225,143
103,618	Hammerson plc	789,791
235	Japan Retail Fund Investment Corp.	580,574
48,460	Kimco Realty Corp.	1,402,917
18,143	Klepierre	831,434
109,525	Liberty International plc	420,693
183,215	Link REIT (The)	1,351,893
850	Macerich Co. (The)	68,740
49,900	Mapletree Commercial Trust	58,583
28,753	National Retail Properties, Inc.^	1,462,090
37,703	Regency Centers Corp.	2,921,605
38,492	RioCan REIT	798,714
530,411	Scentre Group	1,911,949
33,013	Shopping Centres Australasia Property Group	56,988
53,464	Simon Property Group, Inc.	11,067,582
6,584	Smart Real Estate Investment Trust	177,424
41,164	Tanger Factory Outlet Centers, Inc.	1,603,749
9,632	Taubman Centers, Inc.	716,717
7,894	Unibail-Rodamco SE	2,127,979
3,130	Vastned Retail NV	126,396
112,093	Vicinity Centres	272,645

Shares		Fair Value
Common Stocks, continued
Retail REITs, continued
8,382	Wereldhave NV	$424,114
243,054	Westfield Corp.	1,811,963

		38,962,408

Specialized REITs (4.4%):
15,211	CubeSmart	414,652
5,660	Digital Realty Trust, Inc.^	549,699
15,945	Gaming & Leisure Properties, Inc.^	533,360
9,325	Life Storage, Inc.	829,366
16,632	Public Storage, Inc.	3,711,264
10,232	QTS Realty Trust, Inc., Class A^	540,761
1,297	Viva Energy REIT, Ltd.*	2,382

		6,581,484

Total Common Stocks (Cost $100,939,805)		147,808,788

Shares or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (6.4%):
$ 9,538,396	AZL Morgan Stanley Global Real Estate Fund Securities Lending Collateral Account(c)	9,538,396

Total Securities Held as Collateral for Securities on Loan (Cost $9,538,396)		9,538,396

Unaffiliated Investment Company (0.7%):
1,099,704	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(d)	1,099,704

Total Unaffiliated Investment Company (Cost $1,099,704)		1,099,704

Total Investment Securities (Cost $111,577,905)(e) - 105.7%		158,446,888
Net other assets (liabilities) - (5.7%)		(8,519,048)

Net Assets - 100.0%		$149,927,840

Percentages indicated are based on net assets as of September 30, 2016.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2016. The total value of securities on loan as of September 30, 2016, was $9,276,087.
(a)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2016, these securities represent 0.00% of the net assets of the Fund.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2016. The total of all such securities represent 0.00% of the net assets of the fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2016.
(d)	The rate represents the effective yield at September 30, 2016.
(e)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Amounts shown as “—” are $0 or rounds to less than $1.

Continued

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2016:

Country	Percentage
Australia	4.8%
Austria	0.1%
Belize	—	%NM
Bermuda	1.9%
Canada	2.0%
Finland	0.4%
France	2.8%
Germany	1.4%
Hong Kong	8.1%
Ireland	0.6%
Italy	0.1%
Japan	10.5%
Jersey	0.2%
Netherlands	0.7%
Norway	0.4%
Singapore	1.2%
Spain	0.3%
Sweden	0.6%
Switzerland	0.6%
United Kingdom	5.7%
United States	57.6%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

Continued

AZL Multi-Manager Mid Cap Growth Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (92.7%):
Aerospace & Defense (0.9%):
9,000	HEICO Corp., Class A	$544,590
8,146	TransDigm Group, Inc.*	2,355,172

		2,899,762

Air Freight & Logistics (0.3%):
24,479	XPO Logistics, Inc.*	897,645

Airlines (0.5%):
46,125	Southwest Airlines Co.	1,793,801

Automobiles (2.4%):
39,027	Tesla Motors, Inc.*	7,962,679

Banks (1.0%):
38,306	East West Bancorp, Inc.	1,406,213
17,945	Signature Bank*	2,125,586

		3,531,799

Beverages (0.3%):
6,014	Monster Beverage Corp.*	882,915

Biotechnology (2.4%):
17,200	Acadia Pharmaceuticals, Inc.*	547,132
9,359	Alnylam Pharmaceuticals, Inc.*	634,353
21,892	BioMarin Pharmaceutical, Inc.*	2,025,448
6,040	Incyte Corp.*	569,512
7,863	Intercept Pharmaceuticals, Inc.*	1,294,171
21,316	Intrexon Corp.*	597,274
9,787	Juno Therapeutics, Inc.*	293,708
18,326	Kite Pharma, Inc.*	1,023,690
11,320	Vertex Pharmaceuticals, Inc.*	987,217

		7,972,505

Building Products (1.7%):
39,213	Fortune Brands Home & Security, Inc.	2,278,275
22,027	Lennox International, Inc.	3,458,900

		5,737,175

Capital Markets (7.2%):
24,468	Affiliated Managers Group, Inc.*	3,540,520
32,088	Lazard, Ltd., Class A	1,166,720
49,849	MSCI, Inc., Class A	4,184,325
23,702	NASDAQ OMX Group, Inc. (The)	1,600,833
32,691	Oaktree Capital Group LLC	1,386,098
85,764	S&P Global, Inc.	10,854,292
55,579	TD Ameritrade Holding Corp.	1,958,604

		24,691,392

Chemicals (0.4%):
4,708	Sherwin Williams Co.	1,302,515

Commercial Services & Supplies (1.2%):
56,985	Waste Connections, Inc.	4,256,780

Communications Equipment (2.2%):
18,349	Arista Networks, Inc.*	1,561,133
26,140	Harris Corp.	2,394,685
22,992	Palo Alto Networks, Inc.*	3,663,316

		7,619,134

Construction Materials (1.1%):
19,926	Eagle Materials, Inc., Class A	1,540,280
17,829	Vulcan Materials Co.	2,027,692

		3,567,972

Consumer Finance (0.3%):
155,689	LendingClub Corp.*	962,158

Distributors (0.6%):
54,890	LKQ Corp.*	1,946,399

Electrical Equipment (0.9%):
11,505	Acuity Brands, Inc.	3,044,223

Electronic Equipment, Instruments & Components (1.5%):
51,056	Amphenol Corp., Class A	3,314,556

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
81,165	Corning, Inc.	$1,919,552

		5,234,108

Food & Staples Retailing (0.8%):
14,264	Casey’s General Stores, Inc.	1,713,819
41,098	Sprouts Farmers Market, Inc.*	848,674

		2,562,493

Food Products (2.1%):
61,035	Mead Johnson Nutrition Co.	4,822,375
29,852	Tyson Foods, Inc., Class A	2,229,049

		7,051,424

Health Care Equipment & Supplies (4.4%):
31,641	DENTSPLY SIRONA, Inc.	1,880,425
24,455	Dexcom, Inc.*	2,143,725
13,306	Edwards Lifesciences Corp.*	1,604,171
12,811	Intuitive Surgical, Inc.*	9,285,797

		14,914,118

Health Care Providers & Services (2.6%):
45,948	Acadia Healthcare Co., Inc.*	2,276,724
26,180	Centene Corp.*	1,753,013
81,331	Envision Healthcare Holdings, Inc.*	1,811,241
9,905	Humana, Inc.	1,752,095
36,175	Premier, Inc., Class A*	1,169,900

		8,762,973

Health Care Technology (2.9%):
61,691	athenahealth, Inc.*	7,780,470
45,733	Inovalon Holdings, Inc., Class A*	672,732
32,658	Veeva Systems, Inc., Class A*	1,348,122

		9,801,324

Hotels, Restaurants & Leisure (5.0%):
48,838	Aramark Holdings Corp.	1,857,309
1,999	Chipotle Mexican Grill, Inc.*	846,577
111,352	Dunkin’ Brands Group, Inc.	5,799,212
136,599	Hilton Worldwide Holdings, Inc.	3,132,215
58,235	Marriott International, Inc., Class A	3,920,963
38,272	Norwegian Cruise Line Holdings, Ltd.*	1,442,854

		16,999,130

Household Durables (1.3%):
21,434	Mohawk Industries, Inc.*	4,294,088

Industrial Conglomerates (0.4%):
14,216	Carlisle Cos., Inc.	1,458,135

Internet & Direct Marketing Retail (1.2%):
10,628	Netflix, Inc.*	1,047,390
11,357	TripAdvisor, Inc.*	717,535
20,192	Wayfair, Inc., Class A*	794,959
36,333	Zalando SE*	1,515,774

		4,075,658

Internet Software & Services (6.6%):
8,416	CoStar Group, Inc.*	1,822,316
59,280	GoDaddy, Inc., Class A*	2,046,938
8,774	LinkedIn Corp., Class A*	1,676,887
16,424	MercadoLibre, Inc.	3,037,947
82,524	Pandora Media, Inc.*	1,182,569
238,516	Twitter, Inc.*	5,497,794
29,548	Yelp, Inc.*	1,232,152
57,143	Zillow Group, Inc., Class A*	1,968,576
114,286	Zillow Group, Inc., Class C*	3,960,010

		22,425,189

IT Services (4.0%):
27,049	FleetCor Technologies, Inc.*	4,699,223
40,770	Gartner, Inc.*	3,606,107
14,173	Global Payments, Inc.	1,087,919

Continued

AZL Multi-Manager Mid Cap Growth Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services, continued
45,905	Sabre Corp.	$1,293,603
53,331	Vantive, Inc., Class A*	3,000,935

		13,687,787

Life Sciences Tools & Services (4.6%):
77,714	Illumina, Inc.*	14,117,525
41,540	Patheon NV*	1,230,830

		15,348,355

Machinery (1.6%):
18,428	Middleby Corp. (The)*	2,278,069
14,220	Stanley Black & Decker, Inc.	1,748,776
13,732	WABCO Holdings, Inc.*	1,558,994

		5,585,839

Multiline Retail (1.3%):
42,772	Dollar General Corp.	2,993,612
18,842	Dollar Tree, Inc.*	1,487,199

		4,480,811

Oil, Gas & Consumable Fuels (1.2%):
21,711	Concho Resources, Inc.*	2,982,006
25,184	Range Resources Corp.	975,880

		3,957,886

Personal Products (0.3%):
43,380	Coty, Inc., Class A	1,019,430

Pharmaceuticals (1.8%):
10,619	Jazz Pharmaceuticals plc*	1,289,996
92,522	Zoetis, Inc.	4,812,069

		6,102,065

Professional Services (3.6%):
17,350	Equifax, Inc.	2,334,963
109,671	IHS Markit, Ltd.*	4,118,146
68,836	Verisk Analytics, Inc.*	5,594,990

		12,048,099

Real Estate Management & Development (0.6%):
72,066	CBRE Group, Inc., Class A*	2,016,407

Road & Rail (0.4%):
19,198	Old Dominion Freight Line, Inc.*	1,317,175

Semiconductors & Semiconductor Equipment (3.4%):
54,470	Applied Materials, Inc.	1,642,271
7,217	Broadcom, Ltd.	1,245,077
22,216	Cavium, Inc.*	1,292,971
18,010	Lam Research Corp.	1,705,727
56,888	NVIDIA Corp.	3,897,966
17,819	NXP Semiconductors NV*	1,817,716

		11,601,728

Software (10.6%):
59,927	Atlassian Corp. plc, Class A*	1,796,012
51,079	Electronic Arts, Inc.*	4,362,147
44,053	FireEye, Inc.*	648,901
20,240	Guidewire Software, Inc.*	1,213,995
37,496	Mobileye NV*	1,596,204
15,484	NetSuite, Inc.*	1,713,924
90,917	ServiceNow, Inc.*	7,196,081
109,753	Splunk, Inc.*	6,440,306
29,561	Tableau Software, Inc., Class A*	1,633,836
107,780	Workday, Inc., Class A*	9,882,347

		36,483,753

Specialty Retail (3.0%):
11,709	O’Reilly Automotive, Inc.*	3,279,808
51,546	Ross Stores, Inc.	3,314,409
40,562	Sally Beauty Holdings, Inc.*	1,041,632
8,947	Tractor Supply Co.	602,580

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
7,584	Ulta Salon, Cosmetics & Fragrance, Inc.*	$1,804,840

		10,043,269

Technology Hardware, Storage & Peripherals (0.2%):
23,748	3D Systems Corp.*	426,277
8,619	Stratasys, Ltd.*	207,632

		633,909

Textiles, Apparel & Luxury Goods (2.5%):
57,717	Gildan Activewear, Inc.	1,613,190
26,513	Lululemon Athletica, Inc.*	1,616,763
56,024	Michael Kors Holdings, Ltd.*	2,621,363
46,755	Under Armour, Inc., Class C*	1,583,124
14,554	VF Corp.	815,752

		8,250,192

Trading Companies & Distributors (1.4%):
32,119	Fastenal Co.	1,341,932
61,427	HD Supply Holdings, Inc.*	1,964,435
10,243	Watsco, Inc.	1,443,239

		4,749,606

Total Common Stocks (Cost $266,606,285)		313,973,805

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Private Placements (5.0%):
Internet & Direct Marketing Retail (0.6%):
$ 37,815	Flipkart, Series D, 0.00%(a)(b)	1,971,296

Internet Software & Services (3.6%):
76,914	Airbnb, Inc., Series D, 0.00%(a)(b)	8,075,970
245,606	Dropbox, Inc., 0.00%*(a)(b)	2,996,393
33,446	Peixe Urbano, Inc., 0.00%*(a)(b)	23,078
116,948	Survey Monkey, Inc., 0.00%*(a)(b)	1,187,022

		12,282,463

Software (0.8%):
229,712	Palantir Technologies, Inc., Series G, 0.00%*(a)(b)	1,660,817
67,672	Palantir Technologies, Inc., Series H, 0.00%(a)(b)	489,269
67,672	Palantir Technologies, Inc., Series H-1, 0.00%(a)(b)	489,269

		2,639,355

Total Private Placements (Cost $10,424,499)		16,893,114

Unaffiliated Investment Company (2.9%):
9,970,412	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(c)	9,970,412

Total Unaffiliated Investment Company (Cost $9,970,412)		9,970,412

Total Investment Securities (Cost $287,001,196)(d) - 100.6%		340,837,331
Net other assets (liabilities) - (0.6)%		(2,044,473)

Net Assets - 100.0%		$338,792,858

Percentages indicated are based on net assets as of September 30, 2016.

Continued

AZL Multi-Manager Mid Cap Growth Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

*	Non-income producing security.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2016. The total of all such securities represent 4.99% of the net assets of the fund.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2016, these securities represent 4.99% of the net assets of the fund.
(c)	The rate represents the effective yield at September 30, 2016.
(d)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL NFJ International Value Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (98.9%):
Aerospace & Defense (3.0%):
87,550	BAE Systems plc, ADR	$2,393,616
54,300	Embraer SA, ADR	937,218

		3,330,834

Airlines (0.4%):
40,920	Deutsche Lufthansa AG, Registered Shares	455,274

Auto Components (4.0%):
21,200	Compagnie Generale des Establissements Michelin SCA, Class B	2,343,986
49,900	Magna International, Inc., ADR	2,143,205

		4,487,191

Automobiles (2.2%):
216,850	Isuzu Motors, Ltd.	2,550,483

Banks (14.5%):
90,300	Australia & New Zealand Banking Group, Ltd., ADR	1,918,875
29,400	Bancolombia SA, ADR	1,147,776
667,100	BOC Hong Kong Holdings, Ltd.	2,265,301
3,013,000	China Construction Bank	2,248,887
220,000	Nordea Bank AB	2,182,866
1,613,100	PT Bank Rakyat Indonesia Tbk	1,513,885
77,500	Toronto-Dominion Bank (The)	3,441,000
75,500	United Overseas Bank, Ltd., ADR	2,085,310

		16,803,900

Beverages (2.2%):
174,600	Coca-Cola Amatil, Ltd.	1,371,936
28,800	Coca-Cola European Partners plc	1,149,120

		2,521,056

Biotechnology (1.1%):
6,500	Shire plc, ADR	1,260,090

Capital Markets (1.0%):
18,400	Macquarie Group, Ltd.	1,158,852

Construction Materials (1.1%):
35,903	CRH plc	1,200,315

Containers & Packaging (1.8%):
89,797	Smurfit Kappa Group plc	2,007,121

Diversified Telecommunication Services (4.1%):
49,600	Nippon Telegraph & Telephone Corp.	2,265,586
137,700	Telenor ASA	2,368,817

		4,634,403

Electric Utilities (4.9%):
536,660	Enel SpA	2,393,199
132,004	Korea Electric Power Corp., ADR	3,218,258

		5,611,457

Electrical Equipment (1.4%):
122,000	Mitsubishi Electric Corp.	1,562,136

Gas Utilities (1.1%):
248,000	ENN Energy Holdings, Ltd.	1,210,493

Health Care Providers & Services (1.3%):
86,500	Sonic Healthcare, Ltd.	1,460,837

Hotels, Restaurants & Leisure (0.9%):
21,900	Carnival plc	1,068,776

Household Durables (2.0%):
47,522	Electrolux AB, Series B	1,191,267
50,315	Persimmon plc	1,185,694

		2,376,961

Household Products (1.2%):
45,100	Svenska Cellulosa AB, ADR	1,337,215

Industrial Conglomerates (5.1%):
192,200	Beijing Enterprises Holdings, Ltd.	978,877

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates, continued
143,500	CK Hutchison Holdings, Ltd.	$1,830,935
52,660	Koc Holding AS, ADR	1,129,557
15,809	Siemens AG, Registered Shares	1,850,409

		5,789,778

Insurance (8.6%):
108,380	AXA SA	2,305,621
250,500	BB Seguridade Participacoes SA, ADR	2,312,115
437,840	Direct Line Insurance Group plc	2,069,876
79,400	Manulife Financial Corp.	1,120,334
168,820	T&D Holdings, Inc.	1,903,645

		9,711,591

IT Services (3.2%):
21,809	Atos Origin SA	2,349,652
12,800	Cap Gemini SA	1,253,388

		3,603,040

Media (3.9%):
703,610	ITV plc	1,709,670
118,601	WPP plc	2,790,959

		4,500,629

Multi-Utilities (0.8%):
313,363	Centrica plc	926,696

Oil, Gas & Consumable Fuels (9.1%):
92,300	Cameco Corp.	790,088
21,600	Koninklijke Vopak NV	1,133,595
78,400	LUKOIL PJSC, ADR	3,820,432
45,800	Royal Dutch Shell plc, ADR	2,293,206
77,000	Sasol, Ltd., ADR	2,103,640

		10,140,961

Pharmaceuticals (6.4%):
75,300	Astellas Pharma, Inc.	1,176,128
19,000	AstraZeneca plc	1,230,593
9,200	Bayer AG, Registered Shares	923,964
27,600	Sanofi-Aventis SA	2,102,634
42,400	Teva Pharmaceutical Industries, Ltd., ADR	1,950,824

		7,384,143

Road & Rail (2.0%):
36,600	West Japan Railway Co.	2,266,037

Semiconductors & Semiconductor Equipment (2.8%):
103,800	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3,175,242

Software (1.3%):
22,000	Open Text Corp.	1,426,920

Tobacco (2.1%):
44,600	Imperial Tobacco Group plc	2,298,504

Wireless Telecommunication Services (5.4%):
113,200	America Movil SAB de C.V., Series L, ADR	1,295,008
185,800	China Mobile, Ltd.	2,281,284
83,900	KDDI Corp.	2,582,200

		6,158,492

Total Common Stocks (Cost $110,565,800)		112,419,427

Continued

AZL NFJ International Value Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Company (1.1%):
1,250,314	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(a)	$1,250,314

Total Unaffiliated Investment Company (Cost $1,250,314)		1,250,314

Total Investment Securities (Cost $111,816,114)(b) - 100.0%		113,669,741
Net other assets (liabilities) - 0.0%		26,081

Net Assets - 100.0%		$113,695,822

Percentages indicated are based on net assets as of September 30, 2016.

ADR	-	American Depositary Receipt

(a)	The rate represents the effective yield at September 30, 2016.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2016:

Country	Percentage
Australia	5.2%
Brazil	2.9%
Canada	7.8%
China	3.0%
Colombia	1.0%
France	9.1%
Germany	2.8%
Hong Kong	6.5%
Indonesia	1.3%
Ireland (Republic of)	6.4%
Israel	1.7%
Italy	2.1%
Japan	12.6%
Korea, Republic Of	2.8%
Mexico	1.1%
Netherlands	1.0%
Norway	2.1%
Russian Federation	3.4%
Singapore	1.8%
South Africa	1.9%
Sweden	4.1%
Taiwan	2.8%
Turkey	1.0%
United Kingdom	14.5%
United States	1.1%

100.0%

Continued

AZL Oppenheimer Discovery Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (98.2%):
Aerospace & Defense (1.7%):
14,610	BWX Technologies, Inc.	$560,586
17,540	Curtiss-Wright Corp.	1,598,069
24,170	HEICO Corp.	1,672,564

		3,831,219

Banks (2.2%):
39,620	Pinnacle Financial Partners, Inc.	2,142,650
75,570	Western Alliance Bancorp*	2,836,897

		4,979,547

Biotechnology (4.6%):
40,040	Acadia Pharmaceuticals, Inc.*	1,273,672
9,300	Kite Pharma, Inc.*	519,498
15,780	Ligand Pharmaceuticals, Inc., Class B*	1,610,507
38,880	Neurocrine Biosciences, Inc.*	1,968,882
9,490	Ophthotech Corp.*	437,774
51,020	Repligen Corp.*	1,540,294
8,970	Sarepta Therapeutics, Inc.*	550,848
12,420	Tesaro, Inc.*	1,244,981
16,010	Ultragenyx Pharmaceutical, Inc.*	1,135,749

		10,282,205

Building Products (4.6%):
33,460	A.O. Smith Corp.	3,305,513
30,460	Lennox International, Inc.	4,783,134
34,530	Masonite International Corp.*	2,146,730

		10,235,377

Capital Markets (3.2%):
36,050	Cohen & Steers, Inc.	1,541,138
19,440	Financial Engines, Inc.	577,562
29,750	MarketAxess Holdings, Inc.	4,926,303

		7,045,003

Chemicals (0.9%):
3,760	Ingevity Corp.*	173,336
31,130	Trinseo SA*	1,760,713

		1,934,049

Commercial Services & Supplies (0.8%):
44,290	Healthcare Services Group, Inc.	1,752,998

Communications Equipment (1.0%):
260,290	Oclaro, Inc.*	2,225,480

Construction & Engineering (1.2%):
33,860	Dycom Industries, Inc.*	2,769,071

Containers & Packaging (1.5%):
76,720	Berry Plastics Group, Inc.*	3,364,172

Distributors (1.5%):
36,050	Pool Corp.	3,407,446

Diversified Consumer Services (1.7%):
56,834	Bright Horizons Family Solutions, Inc.*	3,801,626

Electronic Equipment, Instruments & Components (0.6%):
12,620	Coherent, Inc.*	1,395,015

Energy Equipment & Services (1.3%):
48,580	Forum Energy Technologies, Inc.*	964,799
40,642	U.S. Silica Holdings, Inc.	1,892,291

		2,857,090

Equity Real Estate Investment Trusts (1.0%):
46,840	Cyrusone, Inc.	2,228,179

Food & Staples Retailing (0.5%):
46,080	Performance Food Group Co.*	1,142,784

Food Products (0.7%):
85,440	Amplify Snack Brands, Inc.*	1,384,128

Health Care Equipment & Supplies (10.7%):
18,290	ABIOMED, Inc.*	2,351,728

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
45,830	Cantel Medical Corp.	$3,573,824
34,960	Cynosure, Inc., Class A*	1,780,862
36,910	Inogen, Inc.*	2,210,909
36,100	Integra LifeSciences Holdings Corp.*	2,980,055
13,220	Masimo Corp.*	786,458
15,870	Nevro Corp.*	1,656,669
41,970	NuVasive, Inc.*	2,797,720
15,580	Penumbra, Inc.*	1,183,924
39,310	West Pharmaceutical Services, Inc.	2,928,595
22,740	Wright Medical Group NV*	557,812
28,390	Zeltiq Aesthetics, Inc.*	1,113,456

		23,922,012

Health Care Providers & Services (3.6%):
16,560	Acadia Healthcare Co., Inc.*	820,548
70,200	HealthEquity, Inc.*	2,657,070
66,280	VCA Antech, Inc.*	4,638,274

		8,115,892

Health Care Technology (2.6%):
53,250	Evolent Health, Inc., Class A*	1,311,015
38,230	Omnicell, Inc.*	1,464,209
72,420	Veeva Systems, Inc., Class A*	2,989,498

		5,764,722

Hotels, Restaurants & Leisure (3.5%):
29,130	Dave & Buster’s Entertainment, Inc.*	1,141,313
34,620	Papa John’s International, Inc.	2,729,787
27,130	Texas Roadhouse, Inc.	1,058,884
17,120	Vail Resorts, Inc.	2,685,786

		7,615,770

Internet Software & Services (7.2%):
41,070	Alarm.com Holding, Inc.*	1,185,280
14,010	Apptio, Inc., Class A*	304,017
49,270	Benefitfocus, Inc.*	1,966,858
17,690	CoStar Group, Inc.*	3,830,415
31,910	GrubHub, Inc.*	1,371,811
15,400	LogMeIn, Inc.	1,392,006
17,260	Nutanix, Inc., Class A	638,620
67,400	Shopify, Inc., Class A*	2,892,808
33,130	WebMD Health Corp.*	1,646,561
14,800	Wix.com, Ltd.*	642,764

		15,871,140

IT Services (0.5%):
28,530	CoreLogic, Inc.*	1,118,947

Life Sciences Tools & Services (2.0%):
25,490	Cambrex Corp.*	1,133,285
19,440	Charles River Laboratories International, Inc.*	1,620,131
23,990	Medpace Holdings, Inc.*	716,341
15,920	Pra Health Sciences, Inc.*	899,639

		4,369,396

Machinery (4.2%):
38,770	Astec Industries, Inc.	2,321,160
35,380	John Bean Technologies Corp.	2,496,059
16,540	Middleby Corp. (The)*	2,044,675
196,140	Mueller Water Products, Inc., Class A	2,461,557

		9,323,451

Metals & Mining (0.6%):
105,120	Tahoe Resources, Inc.	1,348,690

Multiline Retail (1.0%):
88,680	Ollie’s Bargain Outlet Holdings, Inc.*	2,324,303

Oil, Gas & Consumable Fuels (2.0%):
71,389	Callon Petroleum Co.*	1,120,807
78,556	Parsley Energy, Inc., Class A*	2,632,412

Continued

AZL Oppenheimer Discovery Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
29,760	Rice Energy, Inc.*	$777,034

		4,530,253

Paper & Forest Products (0.7%):
85,740	Louisiana-Pacific Corp.*	1,614,484

Personal Products (0.3%):
25,890	e.l.f. Beauty, Inc.*	728,027

Professional Services (1.0%):
64,460	TransUnion*	2,223,870

Semiconductors & Semiconductor Equipment (6.2%):
66,020	Entegris, Inc.*	1,150,068
40,020	Inphi Corp.*	1,741,270
59,960	Microsemi Corp.*	2,517,121
35,700	MKS Instruments, Inc.	1,775,361
60,990	Monolithic Power Systems, Inc.	4,909,695
63,710	Semtech Corp.*	1,766,678

		13,860,193

Software (17.2%):
27,380	Ellie Mae, Inc.*	2,883,114
54,540	Globant SA*	2,297,225
67,440	Guidewire Software, Inc.*	4,045,051
84,900	HubSpot, Inc.*	4,891,938
75,840	Paycom Software, Inc.*	3,801,859
104,750	Paylocity Holding Corp.*	4,657,185
54,940	Proofpoint, Inc.*	4,112,259
55,130	PTC, Inc.*	2,442,810
10,620	Talend SA, ADR*	277,819
27,460	Tyler Technologies, Inc.*	4,701,976
19,800	Ultimate Software Group, Inc. (The)*	4,046,922

		38,158,158

Specialty Retail (2.5%):
49,320	Burlington Stores, Inc.*	3,995,906
39,440	Five Below, Inc.*	1,589,038

		5,584,944

Textiles, Apparel & Luxury Goods (0.5%):
20,900	Columbia Sportswear Co.	1,185,866

Trading Companies & Distributors (2.9%):
68,840	Beacon Roofing Supply, Inc.*	2,896,099
29,330	SiteOne Landscape Supply, Inc.*	1,053,827
17,460	Watsco, Inc.	2,460,114

		6,410,040

Total Common Stocks (Cost $176,405,679)		218,705,547

Right (0.0%):
Biotechnology (0.0%):
25,050	Dyax Corp., Expires on 12/31/19(a)(b)	27,806

Total Right (Cost $–)		27,806

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Company (1.8%):
4,116,028	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(c)	4,116,028

Total Unaffiliated Investment Company (Cost $4,116,028)		4,116,028

Total Investment Securities (Cost $180,521,707)(d) - 100.0%		222,849,381
Net other assets (liabilities) - 0.0%		104,040

Net Assets - 100.0%		$222,953,421

Percentages indicated are based on net assets as of September 30, 2016.

ADR	-	American Depositary Receipt

*	Non-income producing security.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2016. The total of all such securities represent 0.00% of the net assets of the fund.
(b)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2016, these securities represent 0.00% of the net assets of the Fund.
(c)	The rate represents the effective yield at September 30, 2016.
(d)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (0.1%):
$ 68,177	Countrywide Asset-Backed Certificates Trust, Class AF5, Series 2004-7, 5.24%, 1/25/35, Callable 10/25/16 @ 100(a)	$70,028
213,000	Invitation Homes Trust, Class E, Series 2015-SFR3, 4.28%, 8/17/32(a)(b)	213,765

Total Asset Backed Securities (Cost $283,935)		283,793

Collateralized Mortgage Obligations (5.4%):
76,227	Banc of America Commercial Mortgage Trust, Class A4, Series 2007-1, 5.45%, 1/15/49	76,527
33,249	Banc of America Commercial Mortgage Trust, Class A4, Series 2006-3, 5.89%, 7/10/44(a)	33,206
370,032	Banc of America Commercial Mortgage Trust, Class A4, Series 2007-2, 5.79%, 4/10/49(a)	371,974
176,823	CDGJ Commercial Mortgage Trust, Class DPA, Series 2014-BXCH, 3.52%, 12/15/27(a)(b)	174,938
88,000	Credit Suisse Mortgage Trust, Class B, Series 2015-TOWN, 2.42%, 3/15/17(a)(b)	86,346
85,000	Credit Suisse Mortgage Trust, Class C, Series 2015-TOWN, 2.77%, 3/15/17(a)(b)	83,106
129,000	Credit Suisse Mortgage Trust, Class D, Series 2015-TOWN, 3.72%, 3/15/17(a)(b)	126,311
581,000	Credit Suisse Mortgage Trust, Class E, Series 2015-TOWN, 4.67%, 3/15/17(a)(b)	566,328
2,000,000	GAHR Commercial Mortgage Trust, Class BFX, Series 2015-NRF, 3.38%, 12/15/19(a)(b)	2,065,585
390,000	GAHR Commercial Mortgage Trust, Class CFX, Series 2015-NRF, 3.38%, 12/15/19(b)	397,204
1,330,000	GAHR Commercial Mortgage Trust, Class DFX, Series 2015-NRF, 3.38%, 12/15/19(b)	1,337,258
4,487,446	GE Capital Commercial Mortgage Corp., Class A4, Series 2007-C1, 5.54%, 12/10/49	4,529,757
4,112,000	Hilton USA Trust, Class DFX, Series 2013-HLT, 4.41%, 11/5/30(b)	4,112,905
4,849,621	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4, Series 2007-LD11, 5.94%, 6/15/49(a)	4,916,358
127,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class C, Series 2014-BXH, 2.17%, 4/15/27(a)(b)	122,807
271,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class D, Series 2014-BXH, 2.77%, 4/15/27(a)(b)	260,834
1,390,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A4, Series 2007-6, 5.48%, 3/12/51(a)	1,403,958

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$ 35,480	Wachovia Bank Commercial Mortgage Trust, Class A1A, Series 2006-C26, 6.01%, 6/15/45(a)	$35,460
1,492,772	Wachovia Bank Commercial Mortgage Trust, Class A4, Series 2007-C31, 5.51%, 4/15/47	1,506,282
1,058,000	Wachovia Bank Commercial Mortgage Trust, Class A3, Series 2007-C32, 5.89%, 6/15/49(a)	1,075,413

Total Collateralized Mortgage Obligations (Cost $24,816,730)		23,282,557

Corporate Bonds (33.7%):
Airlines (0.0%):
72,627	Continental Airlines 1998-1, Class A, Series 981, 6.65%, 9/15/17	73,804

Automobiles (0.4%):
330,000	General Motors Co., 3.50%, 10/2/18	340,181
213,000	General Motors Co., 6.60%, 4/1/36, Callable 10/1/35 @ 100	256,278
453,000	General Motors Co., 6.25%, 10/2/43	534,648
171,000	General Motors Co., 5.20%, 4/1/45	177,871
357,000	General Motors Co., 6.75%, 4/1/46, Callable 10/1/45 @ 100	447,562

		1,756,540

Banks (3.6%):
640,000	Bank of America Corp., 4.20%, 8/26/24	677,724
130,000	Bank of America Corp., 4.00%, 1/22/25, MTN	134,730
660,000	Bank of America Corp., Series L, 3.95%, 4/21/25^	683,233
266,000	Bank of America Corp., 3.88%, 8/1/25, MTN^	284,172
66,000	Bank of America Corp., Series G, 4.45%, 3/3/26^	70,832
396,000	Bank of America Corp., 3.50%, 4/19/26^	411,527
397,000	Bank of America Corp., 4.25%, 10/22/26^	421,192
730,000	Citigroup, Inc., 4.05%, 7/30/22	775,786
1,000,000	Citigroup, Inc., 4.30%, 11/20/26	1,048,789
250,000	Citizens Bank NARI, 2.55%, 5/13/21, Callable 4/13/21 @ 100^	254,450
253,000	Citizens Bank of Rhode Island, 2.50%, 3/14/19, Callable 2/14/19 @ 100, MTN	257,599
4,000,000	First Tennessee Bank, 2.95%, 12/1/19, Callable 11/1/19 @ 100	4,053,817
400,000	Huntington National Bank (The), 2.20%, 4/1/19, Callable 3/1/19 @ 100	405,482
2,005,000	JPMorgan Chase & Co., 3.88%, 9/10/24	2,110,812
231,000	JPMorgan Chase & Co., 2.95%, 10/1/26, Callable 7/1/26 @ 100	231,605
1,422,000	JPMorgan Chase & Co., 4.13%, 12/15/26^	1,517,284
1,278,000	Regions Bank, Series BKNT, 7.50%, 5/15/18, MTN	1,390,711
500,000	Regions Bank, 6.45%, 6/26/37	597,542
260,000	Regions Financial Corp., 3.20%, 2/8/21, Callable 1/8/21 @ 100^	270,285

		15,597,572

Continued

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Beverages (0.8%):
$992,000	Anheuser-Busch InBev SA/NV, 3.30%, 2/1/23, Callable 12/1/22 @ 100	$1,047,065
939,000	Anheuser-Busch InBev SA/NV, 4.70%, 2/1/36, Callable 8/1/35 @ 100	1,079,637
1,074,000	Anheuser-Busch InBev SA/NV, 4.90%, 2/1/46, Callable 8/1/45 @ 100	1,277,825

		3,404,527

Biotechnology (0.0%):
187,000	Abbvie, Inc., 3.60%, 5/14/25, Callable 2/14/25 @ 100	195,464

Building Products (0.2%):
800,000	Building Materials Corp., 5.38%, 11/15/24, Callable 11/15/19 @ 102.69^(b)	824,000

Capital Markets (0.6%):
189,000	Affiliated Managers Group, Inc., 4.25%, 2/15/24	198,649
524,000	Affiliated Managers Group, Inc., 3.50%, 8/1/25	520,916
399,000	Goldman Sachs Group, Inc. (The), 2.55%, 10/23/19^	407,765
154,000	Intercontinental Exchange, Inc., 2.75%, 12/1/20, Callable 11/1/20 @ 100	159,888
276,000	Intercontinental Exchange, Inc., 3.75%, 12/1/25, Callable 9/1/25 @ 100	298,825
311,000	Lazard Group LLC, 4.25%, 11/14/20	333,451
523,000	Morgan Stanley, 4.88%, 11/1/22	576,850
114,000	Tiaa Asset Management Finance LLC, 2.95%, 11/1/19(b)	117,464
165,000	Tiaa Asset Management Finance LLC, 4.13%, 11/1/24(b)	173,948

		2,787,756

Consumer Finance (3.7%):
2,750,000	Ally Financial, Inc., 3.75%, 11/18/19	2,794,689
320,000	Capital One Financial Corp., 2.45%, 4/24/19, Callable 3/24/19 @ 100	326,972
534,000	Capital One NA, Series BNKT, 2.95%, 7/23/21, Callable 6/23/21 @ 100	548,278
250,000	Discover Bank, 7.00%, 4/15/20	285,106
644,000	Discover Bank, Series BKNT, 3.20%, 8/9/21, Callable 7/9/21 @ 100^	664,408
1,000,000	Discover Financial Services, 5.20%, 4/27/22	1,100,956
600,000	Ford Motor Credit Co. LLC, 5.00%, 5/15/18	629,792
533,000	Ford Motor Credit Co. LLC, 2.24%, 6/15/18	537,256
600,000	Ford Motor Credit Co. LLC, 2.88%, 10/1/18^	611,472
1,000,000	Ford Motor Credit Co. LLC, 2.60%, 11/4/19	1,015,684
751,000	Ford Motor Credit Co. LLC, 5.88%, 8/2/21	857,274
110,000	General Motors Financial Co., Inc., 2.63%, 7/10/17	110,873
180,000	General Motors Financial Co., Inc., 4.75%, 8/15/17	184,868
175,000	General Motors Financial Co., Inc., 3.25%, 5/15/18	178,094

Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance, continued
$383,000	General Motors Financial Co., Inc., 3.50%, 7/10/19^	$394,566
500,000	General Motors Financial Co., Inc., 4.20%, 3/1/21, Callable 2/1/21 @ 100^	526,181
2,363,000	General Motors Financial Co., Inc., 4.38%, 9/25/21	2,523,802
200,000	General Motors Financial Co., Inc., 4.25%, 5/15/23	207,725
161,000	Hyundai Capital America, Inc., 2.88%, 8/9/18(b)	164,312
378,000	Hyundai Capital America, Inc., 2.55%, 2/6/19(b)	384,565
900,000	SLM Corp., 5.50%, 1/15/19	913,500
138,000	Synchrony Financial, 3.00%, 8/15/19, Callable 7/15/19 @ 100	141,260
510,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100^	536,440
210,000	Synchrony Financial, 4.25%, 8/15/24, Callable 5/15/24 @ 100	220,482

		15,858,555

Diversified Consumer Services (0.2%):
900,000	APX Group, Inc., 6.38%, 12/1/19, Callable 11/7/16 @ 104.78^	916,875

Diversified Financial Services (0.4%):
500,000	Peachtree Funding Trust, 3.98%, 2/15/25(b)	503,275
985,000	Pemex Proj FDG Master TR, 5.75%, 3/1/18	1,033,757

		1,537,032

Diversified Telecommunication Services (0.9%):
322,000	AT&T, Inc., 2.45%, 6/30/20, Callable 5/30/20 @ 100	327,949
614,000	AT&T, Inc., 3.60%, 2/17/23, Callable 12/17/22 @ 100	647,214
28,000	CenturyLink, Inc., Series R, 5.15%, 6/15/17	28,560
62,000	CenturyLink, Inc., Series Q, 6.15%, 9/15/19	66,960
1,250,000	Embarq Corp., 8.00%, 6/1/36	1,264,974
500,000	Verizon Communications, Inc., 6.25%, 4/1/37	633,053
930,000	Verizon Communications, Inc., 5.01%, 8/21/54	1,026,943

		3,995,653

Electric Utilities (2.1%):
110,000	Emera US Finance LP, 2.15%, 6/15/19(b)	111,203
109,000	Emera US Finance LP, 2.70%, 6/15/21, Callable 5/15/21 @ 100(b)	111,546
174,000	Emera US Finance LP, 3.55%, 6/15/26, Callable 3/15/26 @ 100^(b)	180,334
500,000	Entergy Corp., 4.00%, 7/15/22, Callable 5/15/22 @ 100	542,388
436,000	Exelon Corp., 3.95%, 6/15/25, Callable 3/15/25 @ 100	470,277
679,000	FirstEnergy Corp., Series A, 2.75%, 3/15/18, Callable 2/15/18 @ 100	686,901
1,544,000	FirstEnergy Corp., Series B, 4.25%, 3/15/23, Callable 12/15/22 @ 100	1,637,291
3,071,000	FirstEnergy Corp., Series C, 7.38%, 11/15/31	3,989,873
305,000	FirstEnergy Solutions Co., 6.05%, 8/15/21^	225,411

Continued

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities, continued
$ 794,380	NSG Holdings, LLC/NSG Holdings, Inc., 7.75%, 12/15/25(b)	$853,959
117,000	NV Energy, Inc., 6.25%, 11/15/20	137,305
56,000	PG&E Corp., 2.40%, 3/1/19, Callable 2/1/19 @ 100	57,089

		9,003,577

Energy Equipment & Services (0.2%):
234,000	Halliburton Co., 3.80%, 11/15/25, Callable 8/15/25 @ 100^	241,923
205,000	Halliburton Co., 4.85%, 11/15/35, Callable 5/15/35 @ 100^	219,727
280,000	Halliburton Co., 5.00%, 11/15/45, Callable 5/15/45 @ 100	305,622

		767,272

Equity Real Estate Investment Trusts (5.5%):
82,000	Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20, Callable 12/15/19 @ 100	83,240
102,000	American Campus Communities, Inc., 3.75%, 4/15/23, Callable 1/15/23 @ 100	106,725
500,000	American Tower Corp., 2.80%, 6/1/20, Callable 5/1/20 @ 100	512,890
161,000	AvalonBay Communities, Inc., 3.63%, 10/1/20, Callable 7/1/20 @ 100	171,152
514,000	BPG Subsidiary, Inc., 3.88%, 8/15/22, Callable 6/15/22 @ 100	538,799
279,000	Brandywine Operating Partners LP, 4.95%, 4/15/18, Callable 3/15/18 @ 100	291,016
357,000	Brandywine Operating Partners LP, 3.95%, 2/15/23, Callable 11/15/22 @ 100	364,647
394,000	Brandywine Operating Partners LP, 4.10%, 10/1/24, Callable 7/1/24 @ 100	404,349
394,000	Brandywine Operating Partners LP, 4.55%, 10/1/29, Callable 7/1/29 @ 100	410,398
528,000	Brixmor Operating Partnership, 3.25%, 9/15/23, Callable 7/15/23 @ 100	529,208
300,000	Brixmor Operating Partnership, 3.85%, 2/1/25, Callable 11/1/24 @ 100	305,066
187,000	Brixmor Operating Partnership, 4.13%, 6/15/26, Callable 3/15/26 @ 100	193,800
134,000	Camden Property Trust, 2.95%, 12/15/22, Callable 9/15/22 @ 100	135,194
255,000	Corporate Office Properties Trust, 3.70%, 6/15/21, Callable 4/15/21 @ 100	263,856
224,000	Corporate Office Properties Trust, 5.00%, 7/1/25, Callable 4/1/25 @ 100	240,871
1,114,000	DDR Corp., 4.63%, 7/15/22, Callable 4/15/22 @ 100	1,208,748
218,000	DDR Corp., 3.63%, 2/1/25, Callable 11/1/24 @ 100	220,407
173,000	DDR Corp., 4.25%, 2/1/26, Callable 11/1/25 @ 100^	182,776
315,000	Digital Realty Trust LP, 3.95%, 7/1/22, Callable 5/1/22 @ 100	333,869

Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$ 329,000	Digital Realty Trust LP, 4.75%, 10/1/25, Callable 7/1/25 @ 100^	$356,986
458,000	Digital Realty Trust, Inc., 3.40%, 10/1/20, Callable 9/1/20 @ 100	477,308
700,000	Duke Realty Corp., 4.38%, 6/15/22, Callable 3/15/22 @ 100	765,683
256,000	Duke Realty Corp., 3.88%, 10/15/22, Callable 7/15/22 @ 100	272,756
183,000	Duke Realty Corp., 3.63%, 4/15/23, Callable 1/15/23 @ 100	191,888
146,000	Duke Realty LP, 3.75%, 12/1/24, Callable 9/1/24 @ 100	154,532
67,000	Duke Realty LP, 3.25%, 6/30/26, Callable 3/30/26 @ 100	68,491
70,000	Equity Commonwealth, 5.88%, 9/15/20, Callable 3/15/20 @ 100	77,718
500,000	Equity One, Inc., 3.75%, 11/15/22, Callable 8/15/22 @ 100	518,794
1,000,000	Government Properties Income Trust, 3.75%, 8/15/19, Callable 7/15/19 @ 100	1,024,501
500,000	HCP, Inc., 3.15%, 8/1/22, Callable 5/1/22 @ 100^	506,704
800,000	HCP, Inc., 3.88%, 8/15/24, Callable 5/17/24 @ 100	818,882
143,000	Health Care REIT, Inc., 2.25%, 3/15/18^	144,257
500,000	Health Care REIT, Inc., 4.13%, 4/1/19, Callable 1/1/19 @ 100	525,802
307,000	Health Care REIT, Inc., 4.00%, 6/1/25, Callable 3/1/25 @ 100	325,535
135,000	Lexington Realty Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100	137,949
1,000,000	Liberty Property LP, 4.13%, 6/15/22, Callable 3/15/22 @ 100	1,070,846
184,000	Liberty Property LP, 3.38%, 6/15/23, Callable 3/15/23 @ 100	189,574
174,000	Liberty Property LP, 3.25%, 10/1/26, Callable 7/1/26 @ 100	175,330
250,000	Mack-Cali Realty LP, 2.50%, 12/15/17, Callable 11/15/17 @ 100	251,230
500,000	Mack-Cali Realty LP, 4.50%, 4/18/22, Callable 1/18/22 @ 100	520,619
401,000	Mack-Cali Realty LP, 3.15%, 5/15/23, Callable 2/15/23 @ 100	376,748
113,000	Mid-America Apartment Communities, Inc., 4.00%, 11/15/25, Callable 8/15/25 @ 100^	120,045
1,573,000	Mid-America Apartments LP, 4.30%, 10/15/23, Callable 7/15/23 @ 100^	1,698,924
549,000	Omega Healthcare Investors, Inc., 4.38%, 8/1/23, Callable 6/1/23 @ 100	564,945
126,000	Omega Healthcare Investors, Inc., 4.95%, 4/1/24, Callable 1/1/24 @ 100	132,451
128,000	Omega Healthcare Investors, Inc., 4.50%, 1/15/25, Callable 10/15/24 @ 100	130,218
526,000	Omega Healthcare Investors, Inc., 5.25%, 1/15/26, Callable 10/15/25 @ 100	560,815
1,628,000	Omega Healthcare Investors, Inc., 4.50%, 4/1/27, Callable 1/1/27 @ 100^	1,636,565
70,000	Post Apartment Homes LP, 3.38%, 12/1/22, Callable 9/1/22 @ 100	71,718

Continued

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$ 68,000	Retail Opportunity Investments Corp., 5.00%, 12/15/23, Callable 9/15/23 @ 100	$72,607
104,000	Retail Opportunity Investments Corp., 4.00%, 12/15/24, Callable 9/15/24 @ 100	104,938
161,000	Tanger Properties LP, 3.88%, 12/1/23, Callable 9/1/23 @ 100	170,171
275,000	Tanger Properties LP, 3.75%, 12/1/24, Callable 9/1/24 @ 100	288,985
229,000	Tanger Properties LP, 3.13%, 9/1/26, Callable 6/1/26 @ 100	228,372
111,000	Ventas Realty LP/Capital Corp., 4.00%, 4/30/19, Callable 1/30/19 @ 100	116,611
750,000	Ventas Realty LP/Capital Corp., 4.25%, 3/1/22, Callable 12/1/21 @ 100^	817,056
118,000	Ventas Realty LP/Capital Corp., 3.13%, 6/15/23, Callable 3/15/23 @ 100	120,392
161,000	Ventas Realty LP/Capital Corp., 3.50%, 2/1/25, Callable 11/1/24 @ 100^	166,104
151,000	Ventas Realty LP/Capital Corp., 4.13%, 1/15/26, Callable 10/15/25 @ 100^	162,404
79,000	Ventas Realty LP/Capital Corp., 4.38%, 2/1/45, Callable 8/1/44 @ 100	79,881
67,000	Weingarten Realty Investors, 3.38%, 10/15/22, Callable 7/15/22 @ 100	68,948
545,000	WP Carey, Inc., 4.00%, 2/1/25, Callable 11/1/24 @ 100	544,328

		23,305,622

Food & Staples Retailing (0.1%):
244,000	CVS Health Corp., 3.50%, 7/20/22, Callable 5/20/22 @ 100^	261,175
271,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21, Callable 9/18/21 @ 100^	286,577

		547,752

Food Products (0.0%):
130,000	ConAgra Foods, Inc., 1.90%, 1/25/18	130,762

Health Care Providers & Services (1.8%):
1,000,000	Community Health System, Inc., 6.88%, 2/1/22, Callable 2/1/18 @ 103.44	860,000
500,000	Express Scripts Holding Co., 4.75%, 11/15/21	560,119
1,600,000	Express Scripts Holding Co., 3.90%, 2/15/22	1,726,403
355,000	HCA, Inc., 3.75%, 3/15/19	366,981
1,900,000	HCA, Inc., 6.50%, 2/15/20	2,104,249
25,000	HCA, Inc., 5.88%, 3/15/22^	27,563
20,000	HCA, Inc., 4.75%, 5/1/23	20,850
300,000	McKesson Corp., 2.28%, 3/15/19^	305,296
1,900,000	Tenet Healthcare Corp., 8.13%, 4/1/22	1,900,000

		7,871,461

Hotels, Restaurants & Leisure (0.3%):
86,000	McDonald’s Corp., 2.75%, 12/9/20, Callable 11/9/20 @ 100	89,239
227,000	McDonald’s Corp., 3.70%, 1/30/26, Callable 10/30/25 @ 100^	244,217

Principal Amount		Fair Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$ 117,000	McDonald’s Corp., 4.70%, 12/9/35, Callable 6/9/35 @ 100	$132,509
184,000	McDonald’s Corp., 4.88%, 12/9/45, Callable 6/9/45 @ 100, MTN	213,545
900,000	Scientific Games International, Inc., Registered Shares, 6.63%, 5/15/21, Callable 5/15/17 @ 104.97	684,000

		1,363,510

Household Durables (0.2%):
900,000	William Lyon Homes, Inc., 8.50%, 11/15/20, Callable 11/15/16 @ 104.25	940,500

Independent Power & Renewable Electricity Producers (1.1%):
1,500,000	DPL, Inc., 7.25%, 10/15/21, Callable 7/15/21 @ 100	1,530,000
1,000,000	Dynegy, Inc., 7.38%, 11/1/22, Callable 11/1/18 @ 103.69	987,500
763,000	IPALCO Enterprises, Inc., 3.45%, 7/15/20, Callable 6/15/20 @ 100	782,075
1,400,000	NRG Energy, Inc., 6.25%, 5/1/24, Callable 5/1/19 @ 103.13^	1,421,000

		4,720,575

Insurance (2.3%):
218,000	American International Group, Inc., 3.30%, 3/1/21, Callable 2/1/21 @ 100^	228,725
809,000	American International Group, Inc., 3.75%, 7/10/25, Callable 4/10/25 @ 100^	848,516
600,000	Aon plc, 5.00%, 9/30/20	664,486
1,100,000	Five Corners Funding Trust, 4.42%, 11/15/23(b)	1,182,256
700,000	Liberty Mutual Group, Inc., 5.00%, 6/1/21(b)	779,822
180,000	Liberty Mutual Group, Inc., 4.25%, 6/15/23(b)	194,725
978,000	Marsh & McLennan Cos., Inc., 4.80%, 7/15/21, Callable 4/15/21 @ 100	1,092,223
1,136,000	Pacific Life Corp., 6.00%, 2/10/20(b)	1,260,370
500,000	Pacific Life Corp., 9.25%, 6/15/39(b)	778,185
436,000	Pacific Life Corp., 5.13%, 1/30/43(b)	475,615
497,000	Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44(b)	558,982
463,000	Unum Group, 3.88%, 11/5/25	472,007
1,042,000	Unum Group, 5.75%, 8/15/42	1,178,635

		9,714,547

Life Sciences Tools & Services (0.0%):
66,000	Thermo Fisher Scientific, Inc., 2.40%, 2/1/19	67,100

Machinery (0.0%):
34,000	Ingersoll-Rand Global Holding Co., Ltd., 2.88%, 1/15/19	34,945

Media (1.6%):
322,000	21st Century Fox, Inc., 6.15%, 2/15/41	408,464
395,000	21st Century Fox, Inc., 7.75%, 12/1/45	582,102
900,000	iHeartcommunications, Inc., 5.50%, 12/15/16	882,000

Continued

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$ 716,000	Time Warner Cable, Inc., 8.25%, 4/1/19	$824,449
1,000,000	Time Warner Cable, Inc., 4.13%, 2/15/21, Callable 11/15/20 @ 100^	1,061,450
623,000	Time Warner Cable, Inc., 4.00%, 9/1/21, Callable 6/1/21 @ 100	661,201
155,000	Time Warner Cable, Inc., 6.55%, 5/1/37	183,773
280,000	Time Warner Cable, Inc., 7.30%, 7/1/38	358,288
1,500,000	Time Warner Cable, Inc., 6.75%, 6/15/39	1,824,826
69,000	Time Warner Cable, Inc., 5.50%, 9/1/41, Callable 3/1/41 @ 100	73,651
46,000	Viacom, Inc., 2.50%, 9/1/18	46,501

		6,906,705

Metals & Mining (0.1%):
274,000	Alcoa, Inc., 5.13%, 10/1/24, Callable 7/1/24 @ 100^	291,468
110,000	Freeport-McMoRan, Inc., 2.30%, 11/14/17	109,450

		400,918

Multiline Retail (0.4%):
1,500,000	J.C. Penney Corp., Inc., 8.13%, 10/1/19^	1,635,000

Multi-Utilities (0.4%):
1,371,000	Dominion Resources, Inc., Series 06-B, 3.14%, 9/30/66, Callable 10/27/16 @ 100(a)	1,083,090
49,000	Puget Energy, Inc., 6.00%, 9/1/21	56,634
339,000	Sempra Energy, 6.00%, 10/15/39	433,403

		1,573,127

Oil, Gas & Consumable Fuels (4.5%):
800,000	Access Midstream Partner, 4.88%, 3/15/24, Callable 3/15/19 @ 102.44^	808,570
343,000	Anadarko Finance Co., Series B, 7.50%, 5/1/31	424,632
12,000	Anadarko Petroleum Corp., 6.38%, 9/15/17	12,511
149,000	Anadarko Petroleum Corp., 4.85%, 3/15/21, Callable 2/15/21 @ 100^	159,954
308,000	Anadarko Petroleum Corp., 5.55%, 3/15/26, Callable 12/15/25 @ 100^	348,052
410,000	Anadarko Petroleum Corp., 6.60%, 3/15/46, Callable 9/15/45 @ 100	498,870
1,000,000	Chesapeake Energy Corp., 6.13%, 2/15/21	917,500
1,000,000	Chesapeake Energy Corp., 5.75%, 3/15/23	850,000
88,000	Columbia Pipeline Group, Inc., 2.45%, 6/1/18	88,524
434,000	Columbia Pipeline Group, Inc., 3.30%, 6/1/20, Callable 5/1/20 @ 100	449,817
132,000	Columbia Pipeline Group, Inc., 4.50%, 6/1/25, Callable 3/1/25 @ 100	143,373
166,000	DCP Midstream Operating LLC, 2.50%, 12/1/17, Callable 11/1/17 @ 100	165,170
302,000	DCP Midstream Operating LLC, 2.70%, 4/1/19, Callable 3/1/19 @ 100	294,450
500,000	DCP Midstream Operating LLC, 5.35%, 3/15/20(b)	512,500
1,300,000	DCP Midstream Operating LLC, 4.75%, 9/30/21^(b)	1,313,000

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 163,000	DCP Midstream Operating LLC, 3.88%, 3/15/23, Callable 12/15/22 @ 100	$155,665
124,000	DCP Midstream Operating LLC, 5.60%, 4/1/44, Callable 10/1/43 @ 100	114,700
1,000,000	El Paso Pipeline Partners LP, 5.00%, 10/1/21, Callable 7/1/21 @ 100	1,091,131
117,000	Enable Midstream Partners LP, 2.40%, 5/15/19, Callable 4/15/19 @ 100	114,609
124,000	Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	115,634
292,000	Enbridge Energy Partners LP, 4.38%, 10/15/20, Callable 9/15/20 @ 100	307,956
1,995,000	Ep Energy LLC, 9.38%, 5/1/20, Callable 11/7/16 @ 104.69^	1,411,463
5,000	Ep Energy LLC, 7.75%, 9/1/22, Callable 9/1/17 @ 103.88	2,975
168,000	Kinder Morgan (Delaware), Inc., 2.00%, 12/1/17	168,093
111,000	Kinder Morgan (Delaware), Inc., 3.05%, 12/1/19, Callable 11/1/19 @ 100	113,427
112,000	Kinder Morgan (Delaware), Inc., 5.05%, 2/15/46, Callable 8/15/45 @ 100^	106,651
195,000	Kinder Morgan Energy Partners LP, 2.65%, 2/1/19^	196,638
42,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	45,169
979,000	Kinder Morgan Energy Partners LP, 5.50%, 3/1/44, Callable 9/1/43 @ 100^	989,938
600,000	Marathon Petroleum Corp., 5.13%, 3/1/21	662,852
70,000	MPLX LP, 4.00%, 2/15/25, Callable 11/15/24 @ 100	68,985
38,000	Phillips 66 Partners LP, 2.65%, 2/15/20, Callable 1/15/20 @ 100	38,278
346,000	Southeast Supply Header LLC, 4.25%, 6/15/24, Callable 3/15/24 @ 100(b)	341,750
1,827,000	Southwestern Energy Co., 4.05%, 1/23/20, Callable 12/23/19 @ 100^	1,822,434
233,000	Southwestern Energy Co., 6.70%, 1/23/25, Callable 10/23/24 @ 100(a)	233,000
824,000	Western Gas Partners LP, 5.38%, 6/1/21, Callable 3/1/21 @ 100	897,150
103,000	Western Gas Partners LP, 4.65%, 7/1/26, Callable 4/1/26 @ 100	106,594
299,000	Williams Cos., Inc., 3.70%, 1/15/23, Callable 10/15/22 @ 100	290,030
1,565,000	Williams Cos., Inc., 4.55%, 6/24/24, Callable 3/24/24 @ 100^	1,595,596
349,000	Williams Cos., Inc., 5.75%, 6/24/44, Callable 12/24/43 @ 100^	359,470
149,000	Williams Partners LP, 4.00%, 11/15/21, Callable 8/15/21 @ 100	154,207
239,000	Williams Partners LP, 3.60%, 3/15/22, Callable 1/15/22 @ 100	243,151
162,000	Williams Partners LP, 4.50%, 11/15/23, Callable 8/15/23 @ 100	167,898

Continued

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 285,000	Williams Partners LP, 4.30%, 3/4/24, Callable 12/4/23 @ 100	$291,454

		19,193,821

Pharmaceuticals (0.0%):
121,000	Mylan, Inc., 1.35%, 11/29/16	121,061
57,000	Zoetis, Inc., 1.88%, 2/1/18	57,180

		178,241

Real Estate Management & Development (0.4%):
1,625,000	CBRE Services, Inc., 5.00%, 3/15/23, Callable 3/15/18 @ 102.5	1,711,634

Road & Rail (0.2%):
1,000,000	Hertz Corp., 6.75%, 4/15/19, Callable 11/7/16 @ 101.69	1,022,615

Technology Hardware, Storage & Peripherals (0.2%):
441,000	Hewlett-Packard Co., 3.60%, 10/15/20, Callable 9/15/20 @ 100(b)	462,707
131,000	Hewlett-Packard Co., 4.90%, 10/15/25, Callable 7/15/25 @ 100(b)	139,817
441,000	Hewlett-Packard Co., 6.35%, 10/15/45, Callable 4/15/45 @ 100(b)	455,087

		1,057,611

Tobacco (0.7%):
212,000	Altria Group, Inc., 4.00%, 1/31/24	236,716
94,000	Reynolds American, Inc., 3.25%, 6/12/20^	98,894
320,000	Reynolds American, Inc., 4.00%, 6/12/22	347,634
232,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100	258,848
120,000	Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	148,318
600,000	Reynolds American, Inc., 7.25%, 6/15/37	821,868
923,000	Reynolds American, Inc., 5.85%, 8/15/45, Callable 2/15/45 @ 100^	1,200,001

		3,112,279

Trading Companies & Distributors (0.8%):
200,000	Air Lease Corp., 2.13%, 1/15/18	201,000
442,000	Air Lease Corp., 2.63%, 9/4/18, Callable 8/4/18 @ 100^	446,016
334,000	Air Lease Corp., 4.75%, 3/1/20	359,534
379,000	Air Lease Corp., 3.88%, 4/1/21, Callable 3/1/21 @ 100^	400,793
233,000	Air Lease Corp., 3.38%, 6/1/21, Callable 5/1/21 @ 100^	241,700
471,000	Air Lease Corp., 3.75%, 2/1/22, Callable 12/1/21 @ 100^	493,645
1,331,000	Air Lease Corp., 4.25%, 9/15/24, Callable 6/15/24 @ 100^	1,399,067

		3,541,755

Total Corporate Bonds (Cost $140,678,748)		145,749,107

Yankee Dollars (15.3%):
Airlines (0.3%):
1,100,000	Air Canada, 7.75%, 4/15/21^(b)	1,188,000

Banks (2.4%):
430,000	Barclays plc, 3.25%, 1/12/21^	437,288
585,000	Barclays plc, 4.38%, 1/12/26^	605,264
205,000	HSBC Holdings plc, 4.25%, 3/14/24^	211,456
656,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26(b)	618,130
530,000	Rabobank Nederland, 4.38%, 8/4/25^	559,296

Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$ 200,000	RBS Citizens Financial Group, Inc., 4.15%, 9/28/22(b)	$207,023
490,000	Royal Bank of Canada, 4.65%, 1/27/26^	534,078
2,550,000	Royal Bank of Scotland Group plc, 6.13%, 12/15/22	2,702,015
452,000	Royal Bank of Scotland Group plc, 6.10%, 6/10/23^	473,752
1,659,000	Royal Bank of Scotland Group plc, 6.00%, 12/19/23	1,729,040
2,212,000	Royal Bank of Scotland Group plc, 5.13%, 5/28/24^	2,214,344

		10,291,686

Capital Markets (1.2%):
470,000	Credit Suisse Group AG, 2.75%, 3/26/20	471,711
670,000	Credit Suisse Group AG, 3.80%, 9/15/22	684,461
787,000	Credit Suisse Group AG, 3.80%, 6/9/23(b)	797,451
470,000	Credit Suisse Group AG, 3.75%, 3/26/25	466,964
42,000	Credit Suisse, NY, 6.00%, 2/15/18	44,196
860,000	Deutsche Bank AG, Series G, 2.85%, 5/10/19	841,490
979,000	Deutsche Bank AG, 4.50%, 4/1/25^	887,995
314,000	Thomson Reuters Corp., 3.85%, 9/29/24, Callable 6/29/24 @ 100	333,265
491,000	UBS Group AG, 4.13%, 9/24/25^(b)	514,563

		5,042,096

Commercial Services & Supplies (0.2%):
1,000,000	GardaWorld Security Corp., 7.25%, 11/15/21, Callable 11/15/16 @ 105.44(b)	922,500

Diversified Financial Services (1.0%):
754,000	Banco Nacional de Desenvolvimento Economico, 6.37%, 6/16/18(b)	791,700
1,820,000	Banco Nacional de Desenvolvimento Economico, 4.00%, 4/14/19(b)	1,842,750
126,000	Banco Nacional de Desenvolvimento Economico, 6.50%, 6/10/19(b)	135,765
966,000	Banco Nacional de Desenvolvimento Economico, 5.50%, 7/12/20(b)	1,011,885
334,000	Banco Nacional de Desenvolvimento Economico, 5.75%, 9/26/23^(b)	350,700

		4,132,800

Energy Equipment & Services (0.3%):
34,000	Noble Holding International, Ltd., 4.00%, 3/16/18	33,490
219,000	Noble Holding International, Ltd., 5.95%, 4/1/25, Callable 1/1/25 @ 100^	173,010
212,000	Noble Holding International, Ltd., 6.95%, 4/1/45, Callable 10/1/44 @ 100	150,255
1,000,000	Transocean, Inc., 5.05%, 12/15/16	1,004,690

		1,361,445

Food Products (0.5%):
2,150,000	JBS Investments GMBH, 7.75%, 10/28/20, Callable 10/28/17 @ 103.88^(b)	2,252,125

Insurance (0.0%):
200,000	AIA Group, Ltd., 2.25%, 3/11/19(b)	202,657

Continued

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Machinery (0.0%):
$ 107,000	Ingersoll-Rand Lux Financial Holding, 2.63%, 5/1/20, Callable 4/1/20 @ 100	$109,039

Media (1.1%):
1,000,000	Altice SA, 9.88%, 12/15/20, Callable 12/15/16 @ 104.94^(b)	1,062,500
3,500,000	Altice SA, 7.75%, 5/15/22, Callable 5/15/17 @ 105.81^(b)	3,736,250

		4,798,750

Metals & Mining (0.6%):
200,000	BHP Billiton, Ltd., 6.25%, 10/19/75, Callable 10/19/20 @ 100^(a)(b)	216,500
456,000	BHP Billiton, Ltd., 6.75%, 10/19/75, Callable 10/20/25 @ 100^(a)(b)	516,420
200,000	Codelco, Inc., 4.88%, 11/4/44(b)	204,991
1,500,000	Codelco, Inc., Registered Shares, 4.88%, 11/4/44^	1,537,429

		2,475,340

Oil, Gas & Consumable Fuels (3.8%):
164,000	Canadian Natural Resources, Ltd., 1.75%, 1/15/18	163,771
676,000	Canadian Natural Resources, Ltd., 3.90%, 2/1/25, Callable 11/1/24 @ 100^	678,742
187,000	Canadian Natural Resources, Ltd., 5.85%, 2/1/35	196,287
489,000	Cenovus Energy, Inc., 5.70%, 10/15/19	524,903
330,000	Empresa Nacional del Petroleo, 4.38%, 10/30/24(b)	351,962
900,000	Navios Maritime Holdings/Finance, 7.38%, 1/15/22, Callable 1/15/17 @ 105.53(b)	434,250
234,000	Petrobras Global Finance BV, 4.38%, 5/20/23^	209,313
823,000	Petrobras Global Finance BV, 5.63%, 5/20/43	621,365
1,793,000	Petrobras Global Finance BV, 7.25%, 3/17/44^	1,613,700
1,087,000	Petrobras International Finance Co., 5.75%, 1/20/20	1,120,154
3,241,000	Petrobras International Finance Co., 5.38%, 1/27/21^	3,205,349
450,000	Petroleos Mexicanos, 3.50%, 7/18/18	460,350
237,000	Petroleos Mexicanos, 8.00%, 5/3/19^	266,981
151,000	Petroleos Mexicanos, 6.00%, 3/5/20	163,080
515,000	Petroleos Mexicanos, 3.50%, 7/23/20^	518,605
285,000	Petroleos Mexicanos, 3.50%, 1/30/23	268,898
650,000	Petroleos Mexicanos, 4.63%, 9/21/23^(b)	650,910
1,169,000	Petroleos Mexicanos, 4.88%, 1/18/24	1,183,613
694,000	Petroleos Mexicanos, 4.50%, 1/23/26^	673,041
696,000	Petroleos Mexicanos, 6.50%, 6/2/41	676,860
1,761,000	Petroleos Mexicanos, 5.50%, 6/27/44	1,526,610
673,000	Petroleos Mexicanos, 5.63%, 1/23/46^	587,058

		16,095,802

Pharmaceuticals (1.0%):
230,000	Actavis Funding SCS, 2.45%, 6/15/19	235,205
820,000	Actavis Funding SCS, 3.45%, 3/15/22, Callable 1/15/22 @ 100	860,867
225,000	Mylan NV, 2.50%, 6/7/19(b)	226,998

Principal Amount		Fair Value
Yankee Dollars, continued
Pharmaceuticals, continued
$ 459,000	Mylan NV, 3.15%, 6/15/21, Callable 5/15/21 @ 100^(b)	$467,618
205,000	Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100(b)	206,545
200,000	Perrigo Co. plc, 2.30%, 11/8/18	200,686
200,000	Perrigo Finance plc, 3.50%, 12/15/21, Callable 10/15/21 @ 100	206,730
200,000	Perrigo Finance plc, 3.90%, 12/15/24, Callable 9/15/24 @ 100	202,938
324,000	Teva Pharmaceuticals, 2.20%, 7/21/21	322,778
232,000	Teva Pharmaceuticals, 2.80%, 7/21/23	232,595
276,000	Teva Pharmaceuticals Ne, 3.15%, 10/1/26	277,277
1,210,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 4/15/20 @ 103.06^(b)	1,042,113

		4,482,350

Sovereign Bonds (1.7%):
900,000	Dominican Republic, 5.50%, 1/27/25(b)	954,000
4,500,000	Republic of Argentina, 4/17/17(c)	4,740,750
1,500,000	Republic of Belarus, 8.95%, 1/26/18	1,570,500

		7,265,250

Tobacco (0.2%):
462,000	Imperial Tobacco Group plc, 3.75%, 7/21/22, Callable 5/21/22 @ 100(b)	490,237
462,000	Imperial Tobacco Group plc, 4.25%, 7/21/25, Callable 4/21/25 @ 100^(b)	505,428

		995,665

Trading Companies & Distributors (0.6%):
900,000	Aercap Ireland Capital, Ltd./ and AerCap Global Aviation Trust, 5.00%, 10/1/21	960,750
1,450,000	Aercap Ireland Capital, Ltd./ and AerCap Global Aviation Trust, 4.63%, 7/1/22	1,524,312

		2,485,062

Wireless Telecommunication Services (0.4%):
2,100,000	Digicel Group, Ltd., 8.25%, 9/30/20, Callable 11/7/16 @ 104.13(b)	1,824,375

Total Yankee Dollars (Cost $66,853,523)		65,924,942

Municipal Bonds (4.1%):
California (0.7%):
10,000	California State, Build America Bonds, GO, 7.35%, 11/1/39	15,295
15,000	California State, Build America Bonds, GO, 7.63%, 3/1/40	23,741
460,000	California State, Build America Bonds, GO, 7.30%, 10/1/39	698,639
400,000	California State, Build America Bonds, GO, 7.50%, 4/1/34	606,092
1,125,000	California State, Build America Bonds, GO, 7.55%, 4/1/39	1,801,586

		3,145,353

Illinois (3.4%):
220,000	Illinois State, Build America Bonds, GO, 6.20%, 7/1/21	238,047
1,935,000	Illinois State, Build America Bonds, GO, 7.35%, 7/1/35	2,179,004
425,000	Illinois State, Build America Bonds, GO, Series 3, 6.73%, 4/1/35	464,381

Continued

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Principal Amount		Fair Value
Municipal Bonds, continued
Illinois, continued
$ 10,000	Illinois State, Build America Bonds, GO, Series 3, 5.55%, 4/1/19	$10,607
1,340,000	Illinois State, Build America Bonds, GO, 5.88%, 3/1/19	1,449,612
420,000	Illinois State, Build America Bonds, GO, 4.00%, 12/1/20	434,599
15,000	Illinois State, Build America Bonds, GO, 5.37%, 3/1/17	15,241
645,000	Illinois State, Build America Bonds, GO, 5.67%, 3/1/18	676,444
315,000	Illinois State, Build America Bonds, GO, 6.63%, 2/1/35	339,110
105,000	Chicago Illinois, Taxable Project, GO, Series B, 5.43%, 1/1/42	95,274
770,000	Chicago Illinois, Taxable Project, GO, Series B, 6.31%, 1/1/44	774,004
80,000	Chicago Illinois, GO, Series B, 5.63%, 1/1/22	80,750
395,000	Chicago Illinois, Taxable Project, GO, Series C1, 7.78%, 1/1/35	454,740
125,000	Illinois State, Build America Bonds, GO, 4.95%, 6/1/23	131,661
4,440,000	Illinois State, Build America Bonds, GO, 5.10%, 6/1/33	4,280,159
2,500,000	Illinois State Finance Authority Revenue, Series A, 4.55%, 10/1/18	2,546,525
176,000	Illinois State, Build America Bonds, GO, 4.35%, 6/1/18	179,900

		14,350,058

Total Municipal Bonds (Cost $17,101,739)		17,495,411

U.S. Government Agency Mortgages (16.8%):
Federal Home Loan Mortgage Corporation (4.9%)
96,980	3.00%, 2/1/31, Pool #G15741	102,156
484,928	3.00%, 4/1/31, Pool #G15799	510,868
24,556	3.00%, 5/1/31, Pool #J34616	25,860
79,257	3.00%, 6/1/31, Pool #J34680	83,504
182,290	2.50%, 7/1/31, Pool #J34888	189,224
485,538	4.00%, 6/1/33, Pool #G30718	525,418
170,560	3.50%, 4/1/40, Pool #V81744	180,471
175,882	3.50%, 5/1/40, Pool #V81750	186,141
292,639	3.50%, 6/1/40, Pool #V81792	309,720
135,184	3.50%, 8/1/40, Pool #V81886	143,014
121,117	3.50%, 9/1/40, Pool #V81958	127,844
1,217,251	4.00%, 1/1/41, Pool #A96413	1,310,939
999,285	4.00%, 2/1/41, Pool #A96807	1,076,129
127,503	4.50%, 3/1/41, Pool #A97673	140,180
209,528	4.50%, 4/1/41, Pool #A97942	230,334
532,185	5.00%, 6/1/41, Pool #G06596	601,549
2,762,337	4.50%, 1/1/42, Pool #G60517	3,030,969
95,985	3.50%, 8/1/42, Pool #Q10434	101,580
97,553	3.50%, 8/1/42, Pool #Q10047	102,908
74,217	3.50%, 8/1/42, Pool #Q10392	78,539
91,850	3.50%, 8/1/42, Pool #Q10164	97,203
107,461	3.50%, 9/1/42, Pool #Q11244	113,741
5,450,000	3.00%, 10/15/42, TBA	5,663,317
79,043	4.00%, 11/1/42, Pool #Q13121	86,076
67,818	3.50%, 11/1/42, Pool #G07231	71,807
749,568	3.50%, 4/1/43, Pool #Q17209	793,655
883,889	3.50%, 4/1/43, Pool #G07921	936,170
162,369	4.00%, 5/1/43, Pool #Q18481	175,973
74,147	4.00%, 7/1/43, Pool #Q19597	80,359
86,207	4.00%, 10/1/43, Pool #Q22499	93,430
853,623	3.00%, 10/1/43, Pool #G08553	888,402
167,881	4.00%, 1/1/44, Pool #V80950	182,238
575,341	4.00%, 1/1/45, Pool #Q30720	617,593

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 93,709	3.50%, 3/1/45, Pool #Q31974	$99,769
88,079	3.50%, 3/1/45, Pool #Q32328	93,775
182,660	3.50%, 3/1/45, Pool #Q32008	194,473
492,457	3.50%, 5/1/45, Pool #Q33547	523,397
60,708	3.00%, 5/1/45, Pool #Q33468	63,439
556,657	3.50%, 6/1/45, Pool #Q34311	592,657
81,988	3.50%, 6/1/45, Pool #Q33791	87,139
366,580	3.00%, 6/1/45, Pool #Q34156	383,074
528,005	3.50%, 6/1/45, Pool #Q34164	561,177
96,066	3.00%, 7/1/45, Pool #Q34759	100,744
33,931	3.00%, 7/1/45, Pool #Q34979	35,615
174,823	4.00%, 8/1/45, Pool #Q35845	187,510
34,927	4.00%, 9/1/45, Pool #Q37853	37,769
35,978	4.00%, 11/1/45, Pool #Q38812	38,652
52,825	4.00%, 2/1/46, Pool #Q38783	56,658
24,765	4.00%, 2/1/46, Pool #Q38879	26,784
29,457	4.00%, 2/1/46, Pool #Q38782	31,859
639,058	3.50%, 5/1/46, Pool #G60553	682,000

		22,653,802

Federal National Mortgage Association (8.1%)
84,915	2.50%, 10/1/28, Pool #AU2669	88,220
627,237	3.50%, 9/1/29, Pool #AL5878	671,978
2,494,879	3.50%, 11/1/30, Pool #AL7688	2,664,063
35,277	3.00%, 12/1/30, Pool #BC3672	37,138
31,462	3.00%, 4/1/31, Pool #BC7657	33,130
24,615	3.00%, 5/1/31, Pool #BA7510	25,925
32,719	3.00%, 6/1/31, Pool #BD1541	34,461
102,886	3.00%, 6/1/31, Pool #BC1183	108,355
162,978	2.50%, 6/1/31, Pool #BC8752	168,965
24,580	3.00%, 6/1/31, Pool #BD1758	25,890
207,883	2.50%, 7/1/31, Pool #BC1473	215,749
40,424	3.00%, 7/1/31, Pool #BC8738	42,577
1,091,425	3.00%, 7/1/31, Pool #AS7629	1,148,851
318,383	2.50%, 7/1/31, Pool #AS7620	330,079
64,454	2.50%, 7/1/31, Pool #AS7526	66,895
300,678	3.00%, 7/1/31, Pool #BC1464	317,332
196,788	2.50%, 7/1/31, Pool #BD3945	204,017
196,795	2.50%, 8/1/31, Pool #AS7642	204,025
6,973	4.50%, 7/1/33, Pool #720240	7,653
13,164	4.50%, 7/1/33, Pool #729327	14,603
65,709	4.50%, 8/1/33, Pool #729380	72,317
13,727	4.50%, 8/1/33, Pool #727160	15,205
11,286	4.50%, 8/1/33, Pool #727029	12,417
15,893	4.50%, 8/1/33, Pool #729713	17,674
9,349	4.50%, 8/1/33, Pool #723124	10,241
23,024	4.50%, 8/1/33, Pool #726928	25,605
28,218	4.50%, 8/1/33, Pool #726956	31,379
20,551	4.50%, 9/1/33, Pool #734922	22,851
51,137	4.50%, 9/1/33, Pool #727147	56,865
62,927	4.50%, 12/1/33, Pool #AL5321	69,981
231,275	3.50%, 1/1/34, Pool #AS1611	246,052
166,148	3.50%, 1/1/34, Pool #AS1612	176,703
33,600	3.50%, 1/1/34, Pool #AS1614	35,739
74,345	3.50%, 1/1/34, Pool #AS1406	79,070
54,587	6.00%, 10/1/34, Pool #AL2130	64,121
369,143	5.50%, 11/1/34, Pool #725946	420,208
180,044	5.50%, 1/1/35, Pool #735141	204,984
122,594	4.50%, 9/1/35, Pool #AB8198	136,277
92,593	5.50%, 9/1/36, Pool #AD0500	105,351
623,740	6.00%, 1/1/37, Pool #932030	715,687
127,693	6.00%, 3/1/37, Pool #889506	146,428
166,434	6.00%, 1/1/38, Pool #889371	195,887
57,893	6.00%, 3/1/38, Pool #889219	67,885
31,178	6.00%, 7/1/38, Pool #889733	36,132
198,655	4.50%, 3/1/39, Pool #AB0051	220,922

Continued

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 812,476	4.50%, 4/1/39, Pool #AB0043	$903,803
311,482	5.00%, 6/1/39, Pool #AL7550	348,442
866,576	5.00%, 6/1/39, Pool #AL7521	971,399
222,002	6.00%, 5/1/40, Pool #AL2129	261,051
571,004	4.00%, 8/1/40, Pool #AE1853	614,560
130,179	4.00%, 12/1/40, Pool #AA4757	140,207
53,216	4.00%, 12/1/40, Pool #AE7856	57,170
171,106	4.00%, 9/1/41, Pool #AJ0784	184,371
615,137	4.00%, 10/1/41, Pool #AL2512	662,489
19,841	6.00%, 1/1/42, Pool #AL2128	23,231
35,483	4.00%, 4/1/42, Pool #AK6908	38,266
126,796	4.00%, 4/1/42, Pool #AK5549	136,809
153,424	3.50%, 9/1/42, Pool #AP4100	162,492
35,183	3.50%, 12/1/42, Pool #AQ9054	37,132
1,060,751	3.00%, 1/1/43, Pool #AL3181	1,109,083
186,529	3.50%, 1/1/43, Pool #AQ9328	198,485
334,178	3.00%, 2/1/43, Pool #AB7846	349,404
38,075	3.50%, 2/1/43, Pool #AR1797	40,325
405,983	2.50%, 2/1/43, Pool #AB8465	411,377
44,685	3.50%, 3/1/43, Pool #AR7567	47,325
44,908	3.50%, 3/1/43, Pool #AR6751	47,562
117,388	3.50%, 3/1/43, Pool #AL3409	124,447
233,688	3.50%, 8/1/43, Pool #AL7261	248,677
492,862	3.00%, 9/1/43, Pool #AL5059	515,277
287,276	3.50%, 3/1/44, Pool #AL7377	306,465
593,931	3.00%, 6/1/44, Pool #AL7195	620,942
400,000	3.50%, 10/25/44, TBA	422,062
684,322	5.00%, 11/1/44, Pool #AL7307	767,213
279,600	4.00%, 12/1/44, Pool #AX8459	302,996
60,661	4.00%, 12/1/44, Pool #AW9502	65,187
43,222	4.00%, 12/1/44, Pool #AY0045	46,434
142,673	3.50%, 3/1/45, Pool #AY5352	151,789
516,402	4.00%, 3/1/45, Pool #AL6541	559,725
146,892	3.00%, 5/1/45, Pool #AS4972	153,347
191,336	3.50%, 5/1/45, Pool #AY9324	203,560
133,798	3.50%, 5/1/45, Pool #AZ0727	142,346
235,787	3.50%, 5/1/45, Pool #AY9287	250,851
85,813	4.00%, 5/1/45, Pool #AZ1876	92,868
132,290	3.50%, 5/1/45, Pool #AY9074	140,742
195,948	3.50%, 5/1/45, Pool #AZ1192	208,466
94,625	4.00%, 6/1/45, Pool #AZ3341	102,405
99,623	4.00%, 6/1/45, Pool #AZ2719	107,814
468,321	5.00%, 6/1/45, Pool #AZ3448	520,949
1,616,753	3.50%, 6/1/45, Pool #AY5622	1,720,045
39,311	3.50%, 7/1/45, Pool #AS5312	41,811
423,755	4.00%, 7/1/45, Pool #AZ1783	455,567
252,660	3.50%, 7/1/45, Pool #AZ3198	268,802
824,662	4.00%, 7/1/45, Pool #AZ0833	892,479
827,865	3.50%, 7/1/45, Pool #AZ0814	878,862
276,429	3.50%, 8/1/45, Pool #AY8424	293,454
138,394	3.00%, 8/1/45, Pool #AZ8288	144,477
319,716	3.00%, 8/1/45, Pool #AS5634	333,768
53,688	3.00%, 8/1/45, Pool #AZ3728	56,047
547,308	4.00%, 10/1/45, Pool #AL7413	593,248
1,201,273	4.00%, 10/1/45, Pool #AL7593	1,302,131
199,883	3.50%, 10/1/45, Pool #AZ4775	210,858
121,895	4.00%, 11/1/45, Pool #AZ0560	131,046
85,291	4.00%, 12/1/45, Pool #AS6350	92,457
46,405	4.00%, 12/1/45, Pool #BC0997	49,888
90,430	3.50%, 12/1/45, Pool #BA5361	95,415
154,237	3.50%, 12/1/45, Pool #AL7890	164,087
178,624	4.00%, 12/1/45, Pool #BA6404	191,896
189,320	4.00%, 1/1/46, Pool #AS6486	205,225
96,254	4.00%, 4/1/46, Pool #AL8349	103,714
66,470	4.00%, 4/1/46, Pool #BC3920	71,499

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 34,820	4.00%, 4/1/46, Pool #BA5880	$37,407
99,336	4.00%, 4/1/46, Pool #BC7809	106,718
24,832	4.00%, 5/1/46, Pool #BC5514	26,711
49,571	4.00%, 5/1/46, Pool #BC8838	53,254
532,469	3.50%, 5/1/46, Pool #BC0896	568,347
24,903	4.00%, 5/1/46, Pool #BC2276	26,754
1,288,011	3.50%, 6/1/46, Pool #BC1145	1,368,055
308,989	4.00%, 8/1/46, Pool #AL8881	334,644
1,704,831	3.00%, 9/1/46, Pool #BC2817	1,777,018
474,424	5.00%, 12/31/49, Pool #310165	531,351

		35,522,467

Government National Mortgage Association (3.8%)
19,005	5.00%, 6/15/34, Pool #629493	21,412
342,042	5.50%, 6/15/35, Pool #783800	386,603
15,487	5.00%, 3/15/38, Pool #676766	17,310
7,969	5.00%, 4/15/38, Pool #672672	8,883
39,454	5.00%, 8/15/38, Pool #687818	44,216
248,993	5.00%, 1/15/39, Pool #705997	277,557
365,954	5.00%, 3/15/39, Pool #646746	411,748
2,617	5.00%, 3/15/39, Pool #697946	2,933
456,562	4.00%, 10/15/40, Pool #783143	491,529
1,035,587	4.50%, 3/20/41, Pool #4978	1,134,428
372,590	4.50%, 5/20/41, Pool #005055	408,153
739,063	4.00%, 5/20/41, Pool #5054	795,110
383,955	4.50%, 6/15/41, Pool #366975	428,775
244,178	4.50%, 6/20/41, Pool #005082	267,484
843,974	4.00%, 10/20/41, Pool #5203	907,655
370,948	3.50%, 11/20/41, Pool #5232	394,913
2,238,861	3.50%, 12/20/41, Pool #5258	2,386,155
150,551	3.50%, 7/20/42, Pool #MA0220	160,332
492,497	3.00%, 12/20/42, Pool #MA0624	518,560
87,666	3.00%, 1/20/43, Pool #MA0698	92,301
1,092,023	3.50%, 2/20/43, Pool #MA0783	1,164,521
58,847	3.50%, 4/20/43, Pool #MA0934	62,670
931,718	3.50%, 4/20/43, Pool #783976	993,573
710,000	3.50%, 11/20/44, TBA	754,098
739,145	4.00%, 7/20/45, Pool #MA2962	792,214
50,085	3.50%, 5/20/46, Pool #AS4272	53,637
35,263	3.50%, 5/20/46, Pool #AR9166	37,853
46,580	3.50%, 5/20/46, Pool #AR9028	50,000
61,941	3.50%, 6/20/46, Pool #AT4133	66,782
40,645	3.50%, 6/20/46, Pool #AT4134	43,630
62,834	3.50%, 6/20/46, Pool #AS4285	67,289
181,703	3.50%, 6/20/46, Pool #AT4139	195,052
619,828	Class JA, Series 2015-H21, 2.50%, 6/20/65	626,720

		14,064,096

Total U.S. Government Agency Mortgages (Cost $71,210,783)		72,240,365

U.S. Treasury Obligations (21.1%):
U.S Treasury Inflation Index (1.1%)
3,330,000	0.13%, 7/15/26	3,379,698
1,150,000	1.00%, 2/15/46	1,291,115

		4,670,813

U.S. Treasury Bonds (2.4%)
1,545,000	3.00%, 5/15/45	1,761,541
2,929,000	3.00%, 11/15/45	3,342,036
5,285,000	2.25%, 8/15/46	5,189,209

		10,292,786

U.S. Treasury Inflation Index Bonds (4.7%)
2,238,000	0.25%, 1/15/25	2,315,969
5,000,000	0.63%, 1/15/26	5,325,754
4,930,000	1.38%, 2/15/44	6,038,391

Continued

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Principal Amount		Fair Value
U.S. Treasury Obligations, continued
$ 6,447,000	0.75%, 2/15/45	$6,790,956

		20,471,070

U.S. Treasury Notes (12.9%)
30,000,000	1.75%, 12/31/20	30,801,570
11,751,000	1.25%, 3/31/21	11,812,505
9,780,000	1.38%, 4/30/21	9,882,387
3,137,000	1.38%, 9/30/23	3,125,114

		55,621,576

Total U.S. Treasury Obligations (Cost $89,504,033)		91,056,245

Securities Held as Collateral for Securities on Loan (10.8%):
46,425,481	AZL Pyramis Total Bond Fund Securities Lending Collateral Account(d)	46,425,481

Total Securities Held as Collateral for Securities on Loan (Cost $46,425,481)		46,425,481

Shares		Fair Value
Unaffiliated Investment Company (4.5%):
19,279,441	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(c)	19,279,441

Total Unaffiliated Investment Company (Cost $19,279,441)		19,279,441

Total Investment Securities (Cost $476,154,413)(e) - 111.8%		481,737,342
Net other assets (liabilities) - (11.8)%		(50,884,370)

Net Assets - 100.0%		$430,852,972

Percentages indicated are based on net assets as of September 30, 2016.

GO	-	General Obligation
MTN	-	Medium Term Note
TBA	-	To Be Announced Security

^	This security or a partial position of this security was on loan as of September 30, 2016. The total value of securities on loan as of September 30, 2016, was $44,612,621.
(a)	Variable rate security. The rate presented represents the rate in effect at September 30, 2016. The date presented represents the final maturity date.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(c)	The rate represents the effective yield at September 30, 2016.
(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2016.
(e)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2016:

Country	Percentage
Argentina	1.0%
Australia	0.2%
Austria	0.5%
Belarus	0.3%
Bermuda	0.4%
Brazil	0.9%
Canada	1.2%
Cayman Islands	1.2%
Chile	0.4%
Dominican Republic	0.2%
Germany	0.4%
Guernsey	0.5%
Hong Kong	—	%NM
Ireland	0.6%
Italy	0.1%
Jersey	0.1%
Luxembourg	1.2%
Marshall Islands	0.1%
Mexico	1.4%
Netherlands	1.0%
Switzerland	—	%NM
United Kingdom	2.0%
United States	86.3%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (97.4%):
Aerospace & Defense (2.4%):
962	BE Aerospace, Inc.^	$49,697
5,563	Boeing Co. (The)^	732,869
846	BWX Technologies, Inc.	32,461
943	General Dynamics Corp.	146,316
147	HEICO Corp.^	10,172
374	HEICO Corp., Class A	22,631
874	Hexcel Corp.^	38,718
354	Huntington Ingalls Industries, Inc.	54,311
2,389	Lockheed Martin Corp.	572,690
1,549	Northrop Grumman Corp.	331,409
1,053	Raytheon Co.	143,345
1,200	Rockwell Collins, Inc.^	101,208
609	Spirit AeroSystems Holdings, Inc., Class A*^	27,125
744	Textron, Inc.	29,574
463	TransDigm Group, Inc.*^	133,863

		2,426,389

Air Freight & Logistics (1.3%):
1,319	C.H. Robinson Worldwide, Inc.^	92,937
1,211	Expeditors International of Washington, Inc.^	62,391
2,329	FedEx Corp.	406,830
6,465	United Parcel Service, Inc., Class B	707,012

		1,269,170

Airlines (0.5%):
932	Alaska Air Group, Inc.^	61,382
5,597	Delta Air Lines, Inc.	220,298
237	JetBlue Airways Corp.*^	4,086
5,952	Southwest Airlines Co.	231,473

		517,239

Auto Components (0.4%):
257	BorgWarner, Inc.^	9,041
2,531	Delphi Automotive plc	180,511
1,639	Gentex Corp.^	28,781
1,858	Johnson Controls International plc	86,453
579	Lear Corp.	70,186
333	Visteon Corp.	23,863

		398,835

Automobiles (0.3%):
1,678	Harley-Davidson, Inc.^	88,246
1,090	Tesla Motors, Inc.*^	222,393
443	Thor Industries, Inc.	37,522

		348,161

Banks (0.2%):
2,037	Citizens Financial Group, Inc.	50,334
25	First Hawaiian, Inc.*	672
1,066	First Republic Bank	82,199
289	Signature Bank*	34,232
354	SVB Financial Group*	39,131
516	Western Alliance Bancorp*	19,371

		225,939

Beverages (3.1%):
474	Brown-Forman Corp., Class A^	23,582
1,740	Brown-Forman Corp., Class B^	82,546
27,226	Coca-Cola Co. (The)	1,152,204
1,547	Constellation Brands, Inc., Class C	257,560
1,726	Dr Pepper Snapple Group, Inc.	157,601
1,300	Monster Beverage Corp.*	190,853
11,742	PepsiCo, Inc.	1,277,177

		3,141,523

Biotechnology (5.9%):
15,109	AbbVie, Inc.	952,925
815	Acadia Pharmaceuticals, Inc.*^	25,925
284	Agios Pharmaceuticals, Inc.*^	15,001
2,022	Alexion Pharmaceuticals, Inc.*	247,776

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
1,377	Alkermes plc*^	$64,760
603	Alnylam Pharmaceuticals, Inc.*^	40,871
7,017	Amgen, Inc.	1,170,505
2,042	Biogen Idec, Inc.*	639,207
1,507	BioMarin Pharmaceutical, Inc.*	139,428
7,172	Celgene Corp.*	749,689
12,372	Gilead Sciences, Inc.	978,873
1,511	Incyte Corp.*	142,472
152	Intercept Pharmaceuticals, Inc.*^	25,018
545	Intrexon Corp.*^	15,271
1,135	Ionis Pharmaceuticals, Inc.*^	41,586
554	Juno Therapeutics, Inc.*^	16,626
798	Neurocrine Biosciences, Inc.*^	40,411
2,868	OPKO Health, Inc.*^	30,372
723	Regeneron Pharmaceuticals, Inc.*^	290,660
894	Seattle Genetics, Inc.*^	48,285
120	United Therapeutics Corp.*^	14,170
2,292	Vertex Pharmaceuticals, Inc.*	199,885

		5,889,716

Building Products (0.4%):
675	A.O. Smith Corp.	66,683
910	Allegion plc	62,708
1,411	Fortune Brands Home & Security, Inc.^	81,980
346	Lennox International, Inc.^	54,332
1,979	Masco Corp.	67,899

		333,602

Capital Markets (1.6%):
427	Affiliated Managers Group, Inc.*	61,787
445	Ameriprise Financial, Inc.	44,398
345	Artisan Partners Asset Management, Inc., Class A^	9,384
761	CBOE Holdings, Inc.	49,351
8,618	Charles Schwab Corp. (The)	272,069
1,051	Eaton Vance Corp.^	41,042
379	FactSet Research Systems, Inc.^	61,436
879	Federated Investors, Inc., Class B^	26,045
49	Interactive Brokers Group, Inc., Class A^	1,728
524	Intercontinental Exchange, Inc.	141,145
676	Invesco, Ltd.	21,139
171	Lazard, Ltd., Class A	6,218
121	LPL Financial Holdings, Inc.^	3,619
345	MarketAxess Holdings, Inc.^	57,129
1,407	Moody’s Corp.	152,350
157	Morningstar, Inc.	12,445
837	MSCI, Inc., Class A	70,258
1,823	NorthStar Asset Management Group, Inc.	23,571
2,457	S&P Global, Inc.	310,957
1,209	SEI Investments Co.	55,142
1,707	T. Rowe Price Group, Inc.^	113,516
2,087	TD Ameritrade Holding Corp.	73,546

		1,608,275

Chemicals (2.6%):
1,590	Air Products & Chemicals, Inc.	239,041
1,537	Axalta Coating Systems, Ltd.*	43,451
135	Celanese Corp., Series A	8,986
8,163	E.I. du Pont de Nemours & Co.	546,675
2,431	Ecolab, Inc.	295,900
1,011	FMC Corp.	48,872
741	International Flavor & Fragrances, Inc.^	105,941
1,426	LyondellBasell Industries NV, Class A	115,021
2,642	Monsanto Co.	270,012

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
61	NewMarket Corp.	$26,189
2,473	PPG Industries, Inc.	255,609
2,338	Praxair, Inc.	282,501
1,224	RPM International, Inc.	65,753
377	Scotts Miracle-Gro Co. (The)	31,393
751	Sherwin Williams Co.	207,772
725	Valspar Corp. (The)	76,901
350	W.R. Grace & Co.	25,830

		2,645,847

Commercial Services & Supplies (0.6%):
821	Cintas Corp.	92,445
41	Clean Harbors, Inc.*^	1,967
916	Copart, Inc.*	49,061
1,061	Covanta Holding Corp.^	16,329
1,299	KAR Auction Services, Inc.	56,065
1,711	Pitney Bowes, Inc.	31,072
1,380	R.R. Donnelley & Sons Co.	21,694
899	Rollins, Inc.^	26,323
716	Stericycle, Inc.*^	57,380
3,428	Waste Management, Inc.	218,568

		570,904

Communications Equipment (0.3%):
348	Arista Networks, Inc.*^	29,608
419	ARRIS International plc*	11,870
1,190	CommScope Holding Co., Inc.*^	35,831
616	F5 Networks, Inc.*	76,778
194	Motorola Solutions, Inc.	14,798
806	Palo Alto Networks, Inc.*	128,421

		297,306

Construction & Engineering (0.0%):
383	Quanta Services, Inc.*^	10,720
174	Valmont Industries, Inc.^	23,415

		34,135

Construction Materials (0.3%):
445	Eagle Materials, Inc., Class A^	34,399
532	Martin Marietta Materials, Inc.^	95,287
1,142	Vulcan Materials Co.	129,879

		259,565

Consumer Finance (0.1%):
78	Credit Acceptance Corp.*	15,683
1,249	Discover Financial Services	70,631

		86,314

Containers & Packaging (0.6%):
154	AptarGroup, Inc.^	11,921
768	Avery Dennison Corp.	59,743
1,587	Ball Corp.^	130,055
143	Bemis Co., Inc.^	7,294
1,132	Berry Plastics Group, Inc.*^	49,638
1,277	Crown Holdings, Inc.*^	72,904
2,191	Graphic Packaging Holding Co.	30,652
1,448	Owens-Illinois, Inc.*^	26,629
858	Packaging Corp. of America	69,721
1,817	Sealed Air Corp.	83,255
385	Silgan Holdings, Inc.^	19,477

		561,289

Distributors (0.3%):
1,277	Genuine Parts Co.	128,275
2,819	LKQ Corp.*	99,962
374	Pool Corp.	35,350

		263,587

Diversified Consumer Services (0.1%):
1,762	Service Corp. International^	46,763

Shares		Fair Value
Common Stocks, continued
Diversified Consumer Services, continued
1,275	ServiceMaster Global Holdings, Inc.*	$42,942

		89,705

Diversified Telecommunication Services (1.1%):
732	SBA Communications Corp., Class A*	82,101
19,079	Verizon Communications, Inc.	991,727
1,526	Zayo Group Holdings, Inc.*	45,337

		1,119,165

Electric Utilities (0.0%):
675	ITC Holdings Corp.	31,374

Electrical Equipment (0.3%):
403	Acuity Brands, Inc.	106,634
415	AMETEK, Inc.	19,829
980	Emerson Electric Co.^	53,420
326	Hubbell, Inc.	35,123
952	Rockwell Automation, Inc.	116,467

		331,473

Electronic Equipment, Instruments & Components (0.4%):
2,786	Amphenol Corp., Class A	180,867
1,541	CDW Corp.^	70,470
776	Cognex Corp.	41,019
1,005	Fitbit, Inc., Class A*^	14,914
291	IPG Photonics Corp.*^	23,964
797	National Instruments Corp.	22,635
1,867	Trimble Navigation, Ltd.*	53,322
1,072	VeriFone Systems, Inc.*^	16,873
414	Zebra Technologies Corp., Class A*	28,819

		452,883

Equity Real Estate Investment Trusts (2.7%):
73	Alexandria Real Estate Equities, Inc.^	7,940
3,934	American Tower Corp.	445,840
240	Boston Properties, Inc.	32,710
81	Care Capital Properties, Inc.	2,309
2,773	Crown Castle International Corp.	261,244
1,117	CubeSmart	30,449
560	Cyrusone, Inc.^	26,639
958	Digital Realty Trust, Inc.^	93,041
727	Empire State Realty Trust, Inc., Class A^	15,231
644	Equinix, Inc.^	232,001
722	Equity Lifestyle Properties, Inc.	55,724
257	Essex Property Trust, Inc.^	57,234
1,118	Extra Space Storage, Inc.^	88,780
656	Federal Realty Investment Trust	100,978
1,773	Gaming & Leisure Properties, Inc.^	59,307
972	Healthcare Trust of America, Inc., Class A^	31,707
2,406	Iron Mountain, Inc.^	90,297
772	Lamar Advertising Co., Class A	50,419
267	Life Storage, Inc.	23,747
668	Omega Healthcare Investors, Inc.^	23,681
218	Outfront Media, Inc.	5,156
1,377	Public Storage, Inc.	307,264
164	Regency Centers Corp.	12,708
269	Senior Housing Properties Trust^	6,109
2,605	Simon Property Group, Inc.	539,261
755	Tanger Factory Outlet Centers, Inc.	29,415
284	Taubman Centers, Inc.	21,132
977	Ventas, Inc.	69,006

		2,719,329

Food & Staples Retailing (2.3%):
364	Casey’s General Stores, Inc.^	43,735

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
4,068	Costco Wholesale Corp.	$620,411
9,438	CVS Health Corp.	839,887
8,856	Kroger Co. (The)	262,846
9,766	Rite Aid Corp.*	75,101
1,355	Sprouts Farmers Market, Inc.*^	27,981
4,894	Sysco Corp.^	239,855
437	US Foods Holding Corp.*	10,318
1,649	Walgreens Boots Alliance, Inc.	132,942
524	Whole Foods Market, Inc.^	14,855

		2,267,931

Food Products (1.5%):
583	Blue Buffalo Pet Products, Inc.*	13,852
1,733	Campbell Soup Co.	94,795
3,210	ConAgra Foods, Inc.	151,223
1,457	Flowers Foods, Inc.^	22,030
5,549	General Mills, Inc.	354,469
703	Hain Celestial Group, Inc.*	25,013
1,305	Hershey Co. (The)	124,758
2,190	Hormel Foods Corp.^	83,067
480	Ingredion, Inc.	63,869
2,133	Kellogg Co.	165,244
725	Kraft Heinz Co. (The)	64,895
1,075	McCormick & Co.	107,414
636	Mead Johnson Nutrition Co.	50,250
53	Pilgrim’s Pride Corp.^	1,119
334	Post Holdings, Inc.*^	25,775
169	TreeHouse Foods, Inc.*^	14,735
1,268	Tyson Foods, Inc., Class A	94,682
1,609	WhiteWave Foods Co., Class A*	87,578

		1,544,768

Gas Utilities (0.0%):
60	Piedmont Natural Gas Co., Inc.	3,602

Health Care Equipment & Supplies (2.8%):
371	ABIOMED, Inc.*	47,703
157	Alere, Inc.*	6,789
682	Align Technology, Inc.*	63,938
492	Baxter International, Inc.	23,419
1,949	Becton, Dickinson & Co.	350,294
12,570	Boston Scientific Corp.*	299,166
683	C.R. Bard, Inc.	153,183
349	Cooper Cos., Inc. (The)^	62,562
1,484	Danaher Corp.	116,331
779	Dexcom, Inc.*^	68,287
1,967	Edwards Lifesciences Corp.*	237,142
551	Hill-Rom Holdings, Inc.	34,151
2,576	Hologic, Inc.*	100,026
838	IDEXX Laboratories, Inc.*	94,468
352	Intuitive Surgical, Inc.*	255,140
1,289	ResMed, Inc.^	83,514
1,796	St. Jude Medical, Inc.	143,249
3,138	Stryker Corp.	365,294
79	Teleflex, Inc.	13,276
897	Varian Medical Systems, Inc.*^	89,278
676	West Pharmaceutical Services, Inc.	50,362
911	Zimmer Holdings, Inc.	118,448

		2,776,020

Health Care Providers & Services (3.5%):
245	Acadia Healthcare Co., Inc.*^	12,140
1,065	Aetna, Inc.	122,954
1,653	AmerisourceBergen Corp.^	133,529
296	AmSurg Corp.*	19,847
658	Anthem, Inc.	82,454
2,814	Cardinal Health, Inc.	218,648
1,136	Centene Corp.*	76,067
787	Cigna Corp.	102,562

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
619	DaVita, Inc.*	$40,897
1,443	Envision Healthcare Holdings, Inc.*	32,136
5,209	Express Scripts Holding Co.*	367,391
1,928	HCA Holdings, Inc.*	145,815
758	Henry Schein, Inc.*^	123,539
1,306	Humana, Inc.	231,018
434	Laboratory Corp. of America Holdings*	59,666
2,097	McKesson Corp.	349,675
603	MEDNAX, Inc.*^	39,949
779	Patterson Cos., Inc.^	35,787
137	Premier, Inc., Class A*	4,431
784	Tenet Healthcare Corp.*	17,765
8,757	UnitedHealth Group, Inc.	1,225,980
187	Universal Health Services, Inc., Class B	23,042
734	VCA Antech, Inc.*	51,365
379	WellCare Health Plans, Inc.*	44,377

		3,561,034

Health Care Technology (0.3%):
366	athenahealth, Inc.*^	46,160
2,731	Cerner Corp.*^	168,639
1,406	IMS Health Holdings, Inc.*	44,064
577	Inovalon Holdings, Inc., Class A*^	8,488
874	Veeva Systems, Inc., Class A*^	36,079

		303,430

Hotels, Restaurants & Leisure (3.1%):
952	Aramark Holdings Corp.	36,205
492	Brinker International, Inc.^	24,812
262	Chipotle Mexican Grill, Inc.*^	110,957
222	Choice Hotels International, Inc.^	10,008
1,069	Darden Restaurants, Inc.	65,551
459	Domino’s Pizza, Inc.	69,699
873	Dunkin’ Brands Group, Inc.^	45,466
100	Extended Stay America, Inc.^	1,420
4,291	Hilton Worldwide Holdings, Inc.	98,393
13	Hyatt Hotels Corp., Class A*^	640
3,387	Las Vegas Sands Corp.^	194,888
2,258	Marriott International, Inc., Class A	152,031
8,211	McDonald’s Corp.	947,220
418	MGM Resorts International*	10,881
145	Norwegian Cruise Line Holdings, Ltd.*^	5,467
210	Panera Bread Co., Class A*^	40,891
686	Six Flags Entertainment Corp.^	36,776
13,327	Starbucks Corp.	721,523
338	Vail Resorts, Inc.	53,025
1,170	Wendy’s Co. (The)^	12,636
1,008	Wyndham Worldwide Corp.	67,869
669	Wynn Resorts, Ltd.^	65,174
3,601	Yum! Brands, Inc.	327,007

		3,098,539

Household Durables (0.7%):
90	CalAtlantic Group, Inc.^	3,010
1,752	D.R. Horton, Inc.	52,910
291	Harman International Industries, Inc.	24,575
1,215	Leggett & Platt, Inc.^	55,380
882	Lennar Corp., Class A	37,344
37	Lennar Corp., Class B	1,242
450	Mohawk Industries, Inc.*	90,153
4,384	Newell Rubbermaid, Inc.	230,861
33	NVR, Inc.*	54,116
1,001	PulteGroup, Inc.^	20,060
487	Tempur Sealy International, Inc.*^	27,632
711	Toll Brothers, Inc.*	21,230

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
453	Tupperware Brands Corp.^	$29,613
72	Whirlpool Corp.^	11,676

		659,802

Household Products (0.7%):
2,390	Church & Dwight Co., Inc.^	114,529
1,028	Clorox Co. (The)^	128,685
1,451	Colgate-Palmolive Co.	107,577
188	Energizer Holdings, Inc.^	9,392
2,856	Kimberly-Clark Corp.	360,256
235	Spectrum Brands Holdings, Inc.^	32,357

		752,796

Industrial Conglomerates (2.4%):
5,498	3M Co., Class C	968,913
183	Carlisle Cos., Inc.	18,770
16,676	General Electric Co.^	493,943
7,107	Honeywell International, Inc.	828,605
472	Roper Industries, Inc.^	86,126

		2,396,357

Insurance (0.6%):
42	AmTrust Financial Services^	1,127
2,452	Aon plc	275,826
1,136	Arthur J. Gallagher & Co.	57,788
69	Brown & Brown, Inc.^	2,602
175	Erie Indemnity Co., Class A	17,862
531	Lincoln National Corp.	24,946
4,865	Marsh & McLennan Cos., Inc.	327,172
547	Progressive Corp. (The)	17,231
900	XL Group, Ltd.	30,267

		754,821

Internet & Direct Marketing Retail (4.3%):
3,633	Amazon.com, Inc.*	3,041,947
1,109	Expedia, Inc.^	129,442
3,579	Groupon, Inc.*^	18,432
2,369	Liberty Interactive Corp., Class A*	47,404
242	Liberty Ventures, Inc., Series A*	9,649
3,804	Netflix, Inc.*^	374,884
462	Priceline Group, Inc. (The)*	679,828
1,045	TripAdvisor, Inc.*^	66,023

		4,367,609

Internet Software & Services (8.1%):
1,412	Akamai Technologies, Inc.*	74,822
2,742	Alphabet, Inc., Class A*	2,204,732
2,773	Alphabet, Inc., Class C*	2,155,425
24	Commercehub, Inc. Com, Series A*	379
48	Commercehub, Inc. Com, Series C*	764
295	CoStar Group, Inc.*	63,876
9,954	eBay, Inc.*	327,487
20,963	Facebook, Inc., Class C*	2,688,923
455	GoDaddy, Inc., Class A*^	15,711
499	IAC/InterActiveCorp	31,173
1,094	LinkedIn Corp., Class A*	209,085
270	Match Group, Inc.*^	4,803
1,807	Pandora Media, Inc.*^	25,894
1,016	Rackspace Hosting, Inc.*	32,197
85	Twilio, Inc., Series A	5,471
5,192	Twitter, Inc.*^	119,676
875	VeriSign, Inc.*^	68,460
514	Yelp, Inc.*^	21,434
347	Zillow Group, Inc., Class A*^	11,954
694	Zillow Group, Inc., Class C*^	24,047

		8,086,313

IT Services (6.6%):
5,826	Accenture plc, Class C	711,763
536	Alliance Data Systems Corp.*^	114,988

Shares		Fair Value
Common Stocks, continued
IT Services, continued
4,256	Automatic Data Processing, Inc.	$375,379
236	Black Knight Financial Services, Inc., Class A*^	9,652
964	Booz Allen Hamilton Holding Corp.	30,472
1,107	Broadridge Financial Solutions, Inc.	75,044
5,625	Cognizant Technology Solutions Corp., Class C*	268,369
509	CoreLogic, Inc.*	19,963
1,518	CSRA, Inc.	40,834
304	DST Systems, Inc.	35,848
460	Euronet Worldwide, Inc.*	37,642
1,720	Fidelity National Information Services, Inc.	132,492
2,865	First Data Corp., Class A*	37,703
2,070	Fiserv, Inc.*	205,903
851	FleetCor Technologies, Inc.*	147,844
738	Gartner, Inc.*	65,276
1,421	Genpact, Ltd.*	34,033
1,423	Global Payments, Inc.	109,229
5,641	International Business Machines Corp.	896,073
723	Jack Henry & Associates, Inc.	61,853
501	Leidos Holdings, Inc.	21,683
9,001	MasterCard, Inc., Class A	916,032
3,005	Paychex, Inc.	173,899
10,557	PayPal Holdings, Inc.*	432,520
1,955	Sabre Corp.^	55,092
506	Square, Inc., Class A*^	5,900
1,185	Teradata Corp.*^	36,735
1,533	Total System Services, Inc.	72,281
1,432	Vantive, Inc., Class A*	80,579
17,805	Visa, Inc., Class A	1,472,474
4,554	Western Union Co.^	94,814
366	WEX, Inc.*	39,561

		6,811,930

Leisure Products (0.3%):
664	Brunswick Corp.	32,390
1,041	Hasbro, Inc.^	82,583
3,173	Mattel, Inc.^	96,078
566	Polaris Industries, Inc.^	43,831
83	Vista Outdoor, Inc.*	3,308

		258,190

Life Sciences Tools & Services (0.9%):
791	Agilent Technologies, Inc.	37,248
341	Bio-Techne Corp.^	37,340
955	Bruker Corp.^	21,631
446	Charles River Laboratories International, Inc.*	37,170
1,361	Illumina, Inc.*	247,239
243	Mettler-Toledo International, Inc.*	102,019
178	Patheon NV*	5,274
223	PerkinElmer, Inc.	12,513
500	Quintiles Transnational Holdings, Inc.*	40,530
1,665	Thermo Fisher Scientific, Inc.	264,834
45	VWR Corp.*	1,276
712	Waters Corp.*^	112,845

		919,919

Machinery (1.2%):
737	Deere & Co.^	62,903
1,104	Donaldson Co., Inc.^	41,212
731	Flowserve Corp.^	35,263
743	Fortive Corp.	37,819
524	Graco, Inc.^	38,776
646	IDEX Corp.	60,446

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
2,750	Illinois Tool Works, Inc.^	$329,561
1,195	Ingersoll-Rand plc	81,188
377	Lincoln Electric Holdings, Inc.^	23,608
542	Manitowoc Foodservice, Inc.*^	8,791
520	Middleby Corp. (The)*^	64,282
544	Nordson Corp.	54,199
295	PACCAR, Inc.^	17,340
401	Snap-On, Inc.	60,936
158	Stanley Black & Decker, Inc.	19,431
1,016	Toro Co.	47,589
497	WABCO Holdings, Inc.*	56,424
793	Wabtec Corp.^	64,749
869	Xylem, Inc.^	45,579

		1,150,096

Media (4.9%):
568	AMC Networks, Inc., Class A*	29,456
41	Cable One, Inc.	23,944
3,756	CBS Corp., Class B	205,603
1,871	Charter Communications, Inc., Class A*^	505,114
981	Cinemark Holdings, Inc.	37,553
119	Clear Channel Outdoor Holdings, Inc., Class A^	695
20,826	Comcast Corp., Class A	1,381,597
1,203	Discovery Communications, Inc., Class A*^	32,385
2,112	Discovery Communications, Inc., Class C*	55,567
1,564	DISH Network Corp., Class A*	85,676
3,718	Interpublic Group of Cos., Inc. (The)	83,097
591	Lions Gate Entertainment Corp.	11,814
732	Live Nation, Inc.*	20,115
19	Madison Square Garden Co. (The), Class A*	3,219
2,199	Omnicom Group, Inc.^	186,915
223	Regal Entertainment Group, Class A^	4,850
775	Scripps Networks Interactive, Class C^	49,205
16,343	Sirius XM Holdings, Inc.*^	68,150
814	Starz - Liberty Capital*	25,389
4,820	Time Warner, Inc.	383,720
60	Tribune Media Co., Class A^	2,191
8,033	Twenty-First Century Fox, Inc.	194,559
3,335	Twenty-First Century Fox, Inc., Class B	82,508
59	Viacom, Inc., Class A^	2,526
2,842	Viacom, Inc., Class B	108,280
15,156	Walt Disney Co. (The)^	1,407,387

		4,991,515

Metals & Mining (0.0%):
2,472	Freeport-McMoRan Copper & Gold, Inc.^	26,845
34	Royal Gold, Inc.	2,633
362	Southern Copper Corp.^	9,521
342	Steel Dynamics, Inc.	8,547

		47,546

Multiline Retail (0.4%):
2,652	Dollar General Corp.	185,613
2,109	Dollar Tree, Inc.*	166,463
1,161	Nordstrom, Inc.^	60,233
597	Target Corp.^	41,002

		453,311

Multi-Utilities (0.0%):
342	Dominion Resources, Inc.	25,400

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels (0.6%):
2,419	Apache Corp.^	$154,502
2,993	Cabot Oil & Gas Corp.	77,219
500	Chesapeake Energy Corp.*^	3,135
145	Cimarex Energy Co.	19,484
377	Continental Resources, Inc.*^	19,589
456	Devon Energy Corp.	20,114
173	Diamondback Energy, Inc.*^	16,701
580	EOG Resources, Inc.	56,092
495	Newfield Exploration Co.*	21,513
1,936	ONEOK, Inc.^	99,491
129	Parsley Energy, Inc., Class A*	4,323
4,498	Southwestern Energy Co.*^	62,252
1,000	Spectra Energy Corp.	42,750
1,025	Williams Cos., Inc. (The)	31,498

		628,663

Personal Products (0.2%):
247	Coty, Inc., Class A^	5,805
2,019	Estee Lauder Co., Inc. (The), Class A	178,802
688	Herbalife, Ltd.*^	42,649
164	Nu Skin Enterprises, Inc., Class A	10,624

		237,880

Pharmaceuticals (3.0%):
820	Akorn, Inc.*^	22,353
2,186	Allergan plc*	503,458
15,600	Bristol-Myers Squibb Co.	841,152
9,110	Eli Lilly & Co.	731,169
4,452	Johnson & Johnson Co.	525,915
1,334	Mylan NV*	50,852
3,938	Pfizer, Inc.	133,380
4,241	Zoetis, Inc.	220,574

		3,028,853

Professional Services (0.5%):
144	Dun & Bradstreet Corp.	19,673
1,104	Equifax, Inc.	148,577
2,619	Nielsen Holdings plc^	140,300
1,161	Robert Half International, Inc.	43,955
518	TransUnion*	17,871
1,422	Verisk Analytics, Inc.*	115,580

		485,956

Real Estate Management & Development (0.1%):
2,762	CBRE Group, Inc., Class A*	77,281

Road & Rail (0.3%):
34	AMERCO, Inc.	11,024
754	Avis Budget Group, Inc.*^	25,794
139	Hertz Global Holdings, Inc.*	5,582
815	J.B. Hunt Transport Services, Inc.	66,129
393	Landstar System, Inc.^	26,755
377	Old Dominion Freight Line, Inc.*^	25,866
1,239	Union Pacific Corp.	120,841

		281,991

Semiconductors & Semiconductor Equipment (2.8%):
7,250	Applied Materials, Inc.	218,587
3,519	Broadcom, Ltd.	607,098
355	Cree, Inc.*^	9,131
3,974	Intel Corp.	150,019
1,445	KLA-Tencor Corp.	100,731
1,181	Lam Research Corp.^	111,853
1,051	Linear Technology Corp.	62,314
2,616	Maxim Integrated Products, Inc.	104,457
1,944	Microchip Technology, Inc.^	120,800
4,748	NVIDIA Corp.^	325,332
403	ON Semiconductor Corp.*	4,965

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
132	Qorvo, Inc.*^	$7,358
2,832	QUALCOMM, Inc.	193,992
1,616	Skyworks Solutions, Inc.^	123,042
9,383	Texas Instruments, Inc.	658,498
746	Xilinx, Inc.	40,538

		2,838,715

Software (7.1%):
5,212	Activision Blizzard, Inc.	230,892
4,548	Adobe Systems, Inc.*	493,639
223	ANSYS, Inc.*	20,652
270	Atlassian Corp. plc, Class A*	8,092
1,601	Autodesk, Inc.*	115,800
2,743	Cadence Design Systems, Inc.*	70,029
1,434	CDK Global, Inc.	82,254
1,435	Citrix Systems, Inc.*	122,291
217	Dell Technologies, Inc., Class V*	10,373
2,707	Electronic Arts, Inc.*	231,177
345	FireEye, Inc.*^	5,082
1,357	Fortinet, Inc.*	50,114
675	Guidewire Software, Inc.*	40,487
2,265	Intuit, Inc.	249,172
669	Manhattan Associates, Inc.*	38,548
70,759	Microsoft Corp.	4,075,717
379	NetSuite, Inc.*	41,952
1,653	Nuance Communications, Inc.*	23,969
2,694	Oracle Corp.	105,820
495	PTC, Inc.*	21,933
1,677	Red Hat, Inc.*	135,552
5,966	Salesforce.com, Inc.*	425,554
1,462	ServiceNow, Inc.*	115,717
1,206	Splunk, Inc.*^	70,768
1,448	SS&C Technologies Holdings, Inc.^	46,553
853	Symantec Corp.	21,410
148	Synopsys, Inc.*	8,784
491	Tableau Software, Inc., Class A*	27,138
311	Tyler Technologies, Inc.*^	53,253
261	Ultimate Software Group, Inc. (The)*^	53,346
250	VMware, Inc., Class A*	18,338
1,079	Workday, Inc., Class A*^	98,934

		7,113,340

Specialty Retail (4.1%):
657	Advance Auto Parts, Inc.^	97,972
253	AutoNation, Inc.*	12,324
274	AutoZone, Inc.*^	210,525
153	Bed Bath & Beyond, Inc.^	6,596
362	Burlington Stores, Inc.*	29,329
47	Cabela’s, Inc., Class A*	2,582
1,790	CarMax, Inc.*^	95,497
622	Dick’s Sporting Goods, Inc.	35,280
1,111	Foot Locker, Inc.	75,237
140	Gap, Inc. (The)^	3,114
11,626	Home Depot, Inc. (The)	1,496,033
397	L Brands, Inc.^	28,096
8,351	Lowe’s Cos., Inc.	603,025
699	Michaels Cos., Inc. (The)*	16,895
220	Murphy U.S.A., Inc.*^	15,699
881	O’Reilly Automotive, Inc.*	246,777
3,668	Ross Stores, Inc.^	235,852
1,393	Sally Beauty Holdings, Inc.*^	35,772
678	Signet Jewelers, Ltd.^	50,531
6,171	TJX Cos., Inc. (The)^	461,467
1,237	Tractor Supply Co.	83,312
545	Ulta Salon, Cosmetics & Fragrance, Inc.*	129,699

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
680	Urban Outfitters, Inc.*^	$23,474
833	Williams-Sonoma, Inc.^	42,550

		4,037,638

Technology Hardware, Storage & Peripherals (5.3%):
46,900	Apple, Inc.	5,302,045
1,142	NCR Corp.*	36,761

		5,338,806

Textiles, Apparel & Luxury Goods (1.3%):
477	Carter’s, Inc.^	41,361
516	Coach, Inc.^	18,865
3,497	Hanesbrands, Inc.^	88,299
1,192	Kate Spade & Co.*	20,419
893	Lululemon Athletica, Inc.*^	54,455
1,589	Michael Kors Holdings, Ltd.*^	74,349
12,378	Nike, Inc., Class C	651,702
32	Ralph Lauren Corp.^	3,236
1,212	Skechers U.S.A., Inc., Class A*	27,755
1,674	Under Armour, Inc., Class A*^	64,750
1,758	Under Armour, Inc., Class C*^	59,526
3,172	VF Corp.	177,791

		1,282,508

Tobacco (1.5%):
18,283	Altria Group, Inc.	1,156,034
1,545	Philip Morris International, Inc.	150,205
4,747	Reynolds American, Inc.	223,821

		1,530,060

Trading Companies & Distributors (0.4%):
467	Air Lease Corp.^	13,347
2,670	Fastenal Co.^	111,553
1,836	HD Supply Holdings, Inc.*	58,715
46	Herc Holdings, Inc. Com*	1,550
194	MSC Industrial Direct Co., Inc., Class A^	14,242
708	United Rentals, Inc.*	55,571
514	W.W. Grainger, Inc.^	115,567
244	Watsco, Inc.	34,380

		404,925

Wireless Telecommunication Services (0.1%):
1,626	T-Mobile US, Inc.*	75,967

Total Common Stocks (Cost $56,035,358)		98,215,237

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (15.1%):
$15,168,866	AZL Russell 1000 Growth Index Fund Securities Lending Collateral Account(a)	15,168,866

Total Securities Held as Collateral for Securities on Loan (Cost $15,168,866)		15,168,866

Unaffiliated Investment Company (2.3%):
2,313,446	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(b)	2,313,446

Total Unaffiliated Investment Company (Cost $2,313,446)		2,313,446

Total Investment Securities (Cost $73,517,670)(c) - 114.8%		115,697,549
Net other assets (liabilities) - (14.8)%		(14,959,247)

Net Assets - 100.0%		$100,738,302

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Percentages indicated are based on net assets as of September 30, 2016.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2016. The total value of securities on loan as of September 30, 2016, was $14,847,586.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2016.
(b)	The rate represents the effective yield at September 30, 2016.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Futures Contracts

Cash of $99,200 has been segregated to cover margin requirements for the following open contracts as of September 30, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini December Futures	Long	12/16/16	10	$974,050	$12,747
S&P 500 Index E-Mini December Futures	Long	12/16/16	14	1,512,280	(7,203)

Total					$5,544

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (98.7%):
Aerospace & Defense (1.4%):
2,548	General Dynamics Corp.	$395,348
141	Huntington Ingalls Industries, Inc.	21,632
1,353	L-3 Communications Holdings, Inc.	203,938
1,071	Orbital ATK, Inc.	81,642
3,290	Raytheon Co.	447,868
1,177	Spirit AeroSystems Holdings, Inc., Class A*^	52,424
3,224	Textron, Inc.	128,154
13,931	United Technologies Corp.	1,415,389

		2,746,395

Air Freight & Logistics (0.0%):
987	Expeditors International of Washington, Inc.^	50,850

Airlines (0.5%):
389	Alaska Air Group, Inc.^	25,620
9,500	American Airlines Group, Inc.^	347,794
572	Copa Holdings SA, Class A^	50,296
3,031	Delta Air Lines, Inc.	119,300
5,228	JetBlue Airways Corp.*	90,131
1,310	Spirit Airlines, Inc.*	55,714
5,948	United Continental Holdings, Inc.*	312,092

		1,000,947

Auto Components (0.5%):
3,505	BorgWarner, Inc.^	123,306
1,845	Gentex Corp.^	32,398
4,625	Goodyear Tire & Rubber Co.	149,388
12,881	Johnson Controls International plc	599,353
234	Lear Corp.	28,365

		932,810

Automobiles (0.9%):
69,596	Ford Motor Co.^	840,024
25,104	General Motors Co.	797,554

		1,637,578

Banks (10.2%):
2,737	Associated Banc-Corp.	53,618
184,461	Bank of America Corp.	2,886,815
765	Bank of Hawaii Corp.^	55,554
1,821	BankUnited, Inc.	54,994
14,522	BB&T Corp.^	547,770
471	BOK Financial Corp.^	32,485
3,454	CIT Group, Inc.	125,380
52,713	Citigroup, Inc.	2,489,635
5,357	Citizens Financial Group, Inc.	132,371
3,013	Comerica, Inc.	142,575
1,558	Commerce Bancshares, Inc.^	76,747
962	Cullen/Frost Bankers, Inc.^	69,206
2,633	East West Bancorp, Inc.	96,657
13,404	Fifth Third Bancorp	274,246
388	First Hawaiian, Inc.*	10,422
4,228	First Horizon National Corp.^	64,392
528	First Republic Bank^	40,714
19,256	Huntington Bancshares, Inc.	189,864
65,436	JPMorgan Chase & Co.	4,357,383
19,018	KeyCorp	231,449
2,656	M&T Bank Corp.^	308,362
2,178	PacWest Bancorp	93,458
5,674	People’s United Financial, Inc.^	89,763
8,954	PNC Financial Services Group, Inc.	806,666
1,914	Popular, Inc.	73,153
22,273	Regions Financial Corp.	219,835
398	Signature Bank*	47,143
8,913	SunTrust Banks, Inc.	390,389
248	SVB Financial Group*	27,414
2,284	Synovus Financial Corp.	74,299
2,881	TCF Financial Corp.	41,803

Shares		Fair Value
Common Stocks, continued
Banks, continued
29,180	U.S. Bancorp	$1,251,530
82,152	Wells Fargo & Co.	3,637,691
745	Western Alliance Bancorp*	27,967
3,695	Zions Bancorp^	114,619

		19,136,369

Beverages (0.8%):
76	Brown-Forman Corp., Class A	3,781
210	Brown-Forman Corp., Class B^	9,962
17,647	Coca-Cola Co. (The)	746,821
3,075	Molson Coors Brewing Co., Class B	337,635
3,387	PepsiCo, Inc.	368,404

		1,466,603

Biotechnology (0.0%):
182	Alnylam Pharmaceuticals, Inc.*^	12,336
113	Juno Therapeutics, Inc.*^	3,391
502	OPKO Health, Inc.*^	5,316
553	United Therapeutics Corp.*^	65,299

		86,342

Building Products (0.1%):
852	Armstrong World Industries, Inc.*^	35,205
54	Lennox International, Inc.^	8,480
2,139	Masco Corp.	73,389
2,105	Owens Corning, Inc.	112,385
1,599	USG Corp.*^	41,334

		270,793

Capital Markets (3.7%):
128	Affiliated Managers Group, Inc.*	18,522
1,932	Ameriprise Financial, Inc.	192,756
18,727	Bank of New York Mellon Corp. (The)	746,832
2,243	BlackRock, Inc., Class A+	812,997
4,394	Charles Schwab Corp. (The)^	138,719
6,049	CME Group, Inc.^	632,240
5,126	E*TRADE Financial Corp.*	149,269
6,387	Franklin Resources, Inc.^	227,186
6,921	Goldman Sachs Group, Inc. (The)	1,116,149
1,018	Interactive Brokers Group, Inc., Class A^	35,905
1,097	Intercontinental Exchange, Inc.	295,488
6,021	Invesco, Ltd.	188,277
2,018	Lazard, Ltd., Class A	73,374
1,930	Legg Mason, Inc.	64,616
1,350	LPL Financial Holdings, Inc.^	40,379
327	Moody’s Corp.^	35,408
25,548	Morgan Stanley	819,068
1,968	NASDAQ OMX Group, Inc. (The)	132,919
3,648	Northern Trust Corp.	248,028
2,317	Raymond James Financial, Inc.	134,873
7,030	State Street Corp.	489,499
1,053	T. Rowe Price Group, Inc.^	70,025
498	TD Ameritrade Holding Corp.	17,550
5,286	Thomson Reuters Corp.	218,735

		6,898,814

Chemicals (1.5%):
465	Air Products & Chemicals, Inc.	69,908
2,044	Albemarle Corp.	174,742
1,071	Ashland Global Holdings, Inc.^	124,182
1,122	Cabot Corp.	58,804
2,355	Celanese Corp., Series A	156,749
4,286	CF Industries Holdings, Inc.^	104,364
20,116	Dow Chemical Co. (The)	1,042,612
2,596	Eastman Chemical Co.^	175,697
476	FMC Corp.^	23,010
3,636	Huntsman Corp.^	59,158

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
3,451	LyondellBasell Industries NV, Class A	$278,358
2,735	Monsanto Co.	279,517
6,156	Mosaic Co. (The)^	150,576
10	NewMarket Corp.^	4,293
3,016	Platform Speciality Products Corp.*^	24,460
641	Praxair, Inc.	77,452
90	Scotts Miracle-Gro Co. (The)	7,494
577	W.R. Grace & Co.	42,583
696	Westlake Chemical Corp.	37,236

		2,891,195

Commercial Services & Supplies (0.2%):
884	Clean Harbors, Inc.*^	42,414
1,231	R.R. Donnelley & Sons Co.	19,351
4,178	Republic Services, Inc., Class A	210,781
84	Stericycle, Inc.*^	6,732
1,420	Waste Management, Inc.	90,539

		369,817

Communications Equipment (1.9%):
2,675	ARRIS International plc*	75,783
7,163	Brocade Communications Systems, Inc.^	66,114
90,360	Cisco Systems, Inc.	2,866,219
854	EchoStar Corp., Class A*^	37,431
2,206	Harris Corp.	202,092
6,530	Juniper Networks, Inc.	157,112
2,739	Motorola Solutions, Inc.^	208,931

		3,613,682

Construction & Engineering (0.2%):
2,795	Aecom Technology Corp.*	83,095
1,914	Chicago Bridge & Iron Co. NV^	53,649
2,378	Fluor Corp.^	122,039
2,007	Jacobs Engineering Group, Inc.*^	103,802
2,618	KBR, Inc.	39,610
1,925	Quanta Services, Inc.*^	53,881
82	Valmont Industries, Inc.^	11,035

		467,111

Construction Materials (0.0%):
111	Martin Marietta Materials, Inc.^	19,881
168	Vulcan Materials Co.	19,107

		38,988

Consumer Finance (1.4%):
7,774	Ally Financial, Inc.	151,360
14,349	American Express Co.	918,909
9,128	Capital One Financial Corp.	655,664
4,916	Discover Financial Services^	278,000
6,038	Navient Corp.^	87,370
1,009	Onemain Holdings, Inc.*^	31,229
1,936	Santander Consumer USA Holdings, Inc.*^	23,542
6,831	SLM Corp.*	51,028
14,942	Synchrony Financial	418,376

		2,615,478

Containers & Packaging (0.4%):
849	AptarGroup, Inc.^	65,721
92	Avery Dennison Corp.	7,157
1,479	Bemis Co., Inc.^	75,444
1,738	Graphic Packaging Holding Co.	24,315
7,276	International Paper Co.	349,101
1,823	Sonoco Products Co.^	96,309
4,372	WestRock Co.	211,955

		830,002

Distributors (0.0%):
153	Genuine Parts Co.	15,369

Shares		Fair Value
Common Stocks, continued
Diversified Consumer Services (0.1%):
80	Graham Holdings Co., Class B	$38,510
4,123	H&R Block, Inc.^	95,447

		133,957

Diversified Financial Services (2.7%):
33,958	Berkshire Hathaway, Inc., Class B*	4,905,913
6,035	Leucadia National Corp.	114,906
3,754	Voya Financial, Inc.^	108,190

		5,129,009

Diversified Telecommunication Services (3.7%):
110,630	AT&T, Inc.	4,492,685
9,591	CenturyLink, Inc.^	263,081
21,440	Frontier Communications Corp.^	89,190
5,209	Level 3 Communications, Inc.*	241,593
830	SBA Communications Corp., Class A*	93,093
36,634	Verizon Communications, Inc.	1,904,235

		7,083,877

Electric Utilities (3.9%):
3,964	Alliant Energy Corp.	151,861
8,856	American Electric Power Co., Inc.	568,644
1,032	Avangrid, Inc.^	43,117
12,404	Duke Energy Corp.	992,816
5,688	Edison International^	410,958
3,189	Entergy Corp.	244,692
5,661	Eversource Energy	306,713
15,901	Exelon Corp.	529,344
7,525	FirstEnergy Corp.	248,927
2,840	Great Plains Energy, Inc.^	77,504
1,971	Hawaiian Electric Industries, Inc.^	58,834
1,399	ITC Holdings Corp.	65,026
8,291	NextEra Energy, Inc.	1,014,154
3,654	OGE Energy Corp.^	115,539
8,919	PG&E Corp.^	545,575
1,941	Pinnacle West Capital Corp.	147,497
12,167	PPL Corp.	420,613
16,913	Southern Co. (The)^	867,637
2,497	Westar Energy, Inc.	141,705
9,118	Xcel Energy, Inc.	375,115

		7,326,271

Electrical Equipment (0.6%):
3,280	AMETEK, Inc.	156,718
8,156	Eaton Corp. plc	535,931
9,574	Emerson Electric Co.^	521,879
361	Hubbell, Inc.	38,894
822	Regal-Beloit Corp.	48,901
497	Rockwell Automation, Inc.	60,803
1,201	Solarcity Corp.*^	23,492

		1,386,618

Electronic Equipment, Instruments & Components (0.6%):
1,669	Arrow Electronics, Inc.*	106,766
2,353	Avnet, Inc.	96,614
19,197	Corning, Inc.^	454,009
950	Dolby Laboratories, Inc., Class A	51,576
426	Fitbit, Inc., Class A*^	6,322
2,515	FLIR Systems, Inc.	79,021
2,630	Ingram Micro, Inc., Class A	93,786
104	IPG Photonics Corp.*^	8,564
3,431	Jabil Circuit, Inc.^	74,864
3,149	Keysight Technologies, Inc.*	99,792
403	National Instruments Corp.	11,445
966	Trimble Navigation, Ltd.*^	27,589
175	Zebra Technologies Corp., Class A*	12,182

		1,122,530

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services (2.2%):
7,754	Baker Hughes, Inc.^	$391,344
1,243	Diamond Offshore Drilling, Inc.^	21,889
694	Dril-Quip, Inc.*^	38,684
5,710	Ensco plc, Class A, ADR	48,535
4,140	FMC Technologies, Inc.*	122,834
670	Frank’s International NV^	8,710
15,315	Halliburton Co.	687,338
1,783	Helmerich & Payne, Inc.^	119,996
5,054	Nabors Industries, Ltd.	61,457
6,630	National-Oilwell Varco, Inc.^	243,586
4,439	Noble Corp. plc^	28,143
1,797	Oceaneering International, Inc.^	49,435
2,649	Patterson-UTI Energy, Inc.^	59,258
2,306	Rowan Cos. plc, Class A	34,959
1,094	RPC, Inc.*^	18,379
24,972	Schlumberger, Ltd.	1,963,798
2,758	Superior Energy Services, Inc.^	49,368
6,335	Transocean, Ltd.*^	67,531
16,388	Weatherford International plc*^	92,101

		4,107,345

Equity Real Estate Investment Trusts (4.9%):
1,240	Alexandria Real Estate Equities, Inc.^	134,875
2,398	American Campus Communities, Inc.^	121,986
3,054	American Homes 4 Rent, Class A	66,089
2,690	Apartment Investment & Management Co., Class A	123,498
3,015	Apple Hospitality REIT, Inc.^	55,808
2,455	AvalonBay Communities, Inc.^	436,596
2,272	Boston Properties, Inc.	309,651
3,156	Brandywine Realty Trust	49,297
3,510	Brixmor Property Group, Inc.^	97,543
1,477	Camden Property Trust^	123,684
1,388	Care Capital Properties, Inc.	39,558
2,270	Columbia Property Trust, Inc.^	50,825
2,241	Communications Sales & Leasing, Inc.^	70,390
1,733	Corporate Office Properties Trust^	49,131
2,150	Corrections Corp. of America^	29,821
705	Crown Castle International Corp.	66,418
1,042	CubeSmart	28,405
159	Cyrusone, Inc.^	7,564
1,653	DCT Industrial Trust, Inc.	80,253
5,167	DDR Corp.	90,061
807	Digital Realty Trust, Inc.^	78,376
2,566	Douglas Emmett, Inc.^	93,993
6,023	Duke Realty Corp.	164,609
862	Empire State Realty Trust, Inc., Class A^	18,059
1,158	EPR Properties^	91,181
1,949	Equity Commonwealth*	58,899
1,679	Equity One, Inc.	51,394
6,392	Equity Residential Property Trust	411,197
666	Essex Property Trust, Inc.^	148,318
3,872	Forest City Realty Trust, Inc., Class A	89,559
10,264	General Growth Properties, Inc.	283,286
8,324	HCP, Inc.	315,896
658	Healthcare Trust of America, Inc., Class A^	21,464
1,758	Highwoods Properties, Inc.	91,627
2,615	Hospitality Properties Trust^	77,718
12,943	Host Hotels & Resorts, Inc.^	201,523
1,546	Kilroy Realty Corp.^	107,215
7,122	Kimco Realty Corp.	206,182

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
2,682	Liberty Property Trust	$108,219
290	Life Storage, Inc.	25,793
2,538	Macerich Co. (The)	205,248
1,373	Mid-America Apartment Communities, Inc.^	129,048
2,623	National Retail Properties, Inc.^	133,380
3,356	NorthStar Realty Finance Corp.	44,199
2,126	Omega Healthcare Investors, Inc.^	75,367
2,126	Outfront Media, Inc.	50,280
3,306	Paramount Group, Inc.^	54,185
2,657	Piedmont Office Realty Trust, Inc., Class A^	57,843
967	Post Properties, Inc.	63,948
9,316	ProLogis, Inc.	498,778
2,252	Rayonier, Inc.^	59,768
4,595	Realty Income Corp.^	307,543
1,524	Regency Centers Corp.	118,095
4,358	Retail Properties of America, Inc., Class A	73,214
3,815	Senior Housing Properties Trust^	86,639
506	Simon Property Group, Inc.	104,747
1,714	SL Green Realty Corp.^	185,283
8,800	Spirit Realty Capital, Inc.	117,304
2,768	STORE Capital Corp.	81,573
1,147	Sun Communities, Inc.^	90,017
165	Tanger Factory Outlet Centers, Inc.^	6,428
540	Taubman Centers, Inc.	40,181
4,630	UDR, Inc.	166,634
4,139	Ventas, Inc.	292,338
17,331	VEREIT, Inc.	179,722
3,063	Vornado Realty Trust	310,006
2,137	Weingarten Realty Investors	83,300
6,379	Welltower, Inc.	476,957
13,220	Weyerhaeuser Co.	422,246
1,891	WP Carey, Inc.^	122,026

		9,312,258

Food & Staples Retailing (1.7%):
1,084	CVS Health Corp.	96,465
12,240	Walgreens Boots Alliance, Inc.	986,789
27,137	Wal-Mart Stores, Inc.	1,957,121
4,664	Whole Foods Market, Inc.^	132,224

		3,172,599

Food Products (2.0%):
10,248	Archer-Daniels-Midland Co.	432,158
2,449	Bunge, Ltd.	145,054
1,687	ConAgra Foods, Inc.	79,475
264	Flowers Foods, Inc.^	3,992
475	Hain Celestial Group, Inc.*	16,901
627	Hormel Foods Corp.^	23,782
388	Ingredion, Inc.	51,627
2,056	JM Smucker Co. (The)^	278,670
352	Kellogg Co.	27,269
9,313	Kraft Heinz Co. (The)	833,607
2,107	Mead Johnson Nutrition Co.	166,474
26,794	Mondelez International, Inc., Class A	1,176,256
930	Pilgrim’s Pride Corp.^	19,642
2,041	Pinnacle Foods, Inc.^	102,397
497	Post Holdings, Inc.*^	38,353
689	TreeHouse Foods, Inc.*^	60,074
2,757	Tyson Foods, Inc., Class A	205,865

		3,661,596

Gas Utilities (0.2%):
1,771	Atmos Energy Corp.	131,886
1,352	National Fuel Gas Co.^	73,103
1,363	Piedmont Natural Gas Co., Inc.	81,835

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Gas Utilities, continued
3,140	UGI Corp.	$142,053

		428,877

Health Care Equipment & Supplies (2.7%):
26,306	Abbott Laboratories^	1,112,481
1,293	Alere, Inc.*	55,909
7,914	Baxter International, Inc.	376,706
195	Cooper Cos., Inc. (The)^	34,956
7,977	Danaher Corp.	625,317
4,053	DENTSPLY SIRONA, Inc.	240,870
89	Hill-Rom Holdings, Inc.	5,516
25,168	Medtronic plc	2,174,515
1,565	St. Jude Medical, Inc.	124,824
654	Teleflex, Inc.	109,905
1,533	Zimmer Holdings, Inc.	199,321

		5,060,320

Health Care Providers & Services (1.3%):
877	Acadia Healthcare Co., Inc.*^	43,455
4,044	Aetna, Inc.	466,880
433	AmSurg Corp.*	29,033
3,436	Anthem, Inc.	430,565
3,379	Brookdale Senior Living, Inc.*	58,964
444	Cardinal Health, Inc.^	34,499
814	Centene Corp.*	54,505
3,028	Cigna Corp.	394,609
1,788	DaVita, Inc.*	118,133
564	Envision Healthcare Holdings, Inc.*	12,560
1,362	Express Scripts Holding Co.*	96,062
1,747	HCA Holdings, Inc.*	132,126
162	Humana, Inc.	28,656
981	Laboratory Corp. of America Holdings*	134,868
739	LifePoint Hospitals, Inc.*^	43,771
500	MEDNAX, Inc.*^	33,125
583	Premier, Inc., Class A*	18,854
2,502	Quest Diagnostics, Inc.	211,744
1,135	Universal Health Services, Inc., Class B	139,855
64	WellCare Health Plans, Inc.*	7,494

		2,489,758

Health Care Technology (0.0%):
3,424	Allscripts Healthcare Solutions, Inc.*^	45,094

Hotels, Restaurants & Leisure (0.6%):
2,530	Aramark Holdings Corp.	96,216
7,280	Carnival Corp., Class A	355,410
190	Choice Hotels International, Inc.^	8,565
1,165	Extended Stay America, Inc.^	16,543
1,155	Hilton Worldwide Holdings, Inc.	26,484
414	Hyatt Hotels Corp., Class A*^	20,377
1,726	International Game Technology plc	42,080
1,452	Marriott International, Inc., Class A^	97,763
7,591	MGM Resorts International*^	197,594
2,649	Norwegian Cruise Line Holdings, Ltd.*^	99,867
2,994	Royal Caribbean Cruises, Ltd.^	224,400
1,651	Wendy’s Co. (The)^	17,831
128	Wynn Resorts, Ltd.^	12,470

		1,215,600

Household Durables (0.4%):
1,203	CalAtlantic Group, Inc.^	40,228
2,794	D.R. Horton, Inc.	84,379
2,046	Garmin, Ltd.^	98,433
694	Harman International Industries, Inc.	58,608
1,587	Lennar Corp., Class A	67,194
115	Lennar Corp., Class B	3,861
237	Mohawk Industries, Inc.*	47,481

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
4,447	PulteGroup, Inc.^	$89,118
1,504	Toll Brothers, Inc.*^	44,909
1,176	Whirlpool Corp.^	190,700

		724,911

Household Products (2.8%):
353	Clorox Co. (The)^	44,189
12,782	Colgate-Palmolive Co.	947,657
776	Energizer Holdings, Inc.^	38,769
935	Kimberly-Clark Corp.	117,941
47,377	Procter & Gamble Co. (The)^	4,252,086

		5,400,642

Independent Power & Renewable Electricity Producers (0.2%):
11,492	AES Corp. (The)	147,672
6,561	Calpine Corp.*^	82,931
5,779	NRG Energy, Inc.	64,783

		295,386

Industrial Conglomerates (2.2%):
806	Carlisle Cos., Inc.	82,671
133,233	General Electric Co.	3,946,362
855	Roper Industries, Inc.^	156,012

		4,185,045

Insurance (4.9%):
7,208	Aflac, Inc.	518,039
258	Alleghany Corp.*	135,455
1,605	Allied World Assurance Co. Holdings AG	64,874
6,702	Allstate Corp. (The)	463,644
1,255	American Financial Group, Inc.	94,125
19,920	American International Group, Inc.	1,182,052
139	American National Insurance Co.^	16,952
1,505	AmTrust Financial Services^	40,379
2,053	Arch Capital Group, Ltd.*	162,721
1,012	Arthur J. Gallagher & Co.	51,480
1,010	Aspen Insurance Holdings, Ltd.	47,056
1,134	Assurant, Inc.	104,612
2,442	Assured Guaranty, Ltd.	67,766
1,674	Axis Capital Holdings, Ltd.	90,948
2,008	Brown & Brown, Inc.^	75,722
8,314	Chubb, Ltd.	1,044,654
2,657	Cincinnati Financial Corp.	200,391
526	CNA Financial Corp.	18,100
1,173	Endurance Specialty Holdings, Ltd.	76,773
119	Erie Indemnity Co., Class A	12,146
723	Everest Re Group, Ltd.	137,348
1,956	First American Financial Corp.	76,832
4,609	FNF Group	170,118
694	Hanover Insurance Group, Inc. (The)	52,341
6,957	Hartford Financial Services Group, Inc. (The)	297,899
3,228	Lincoln National Corp.	151,651
4,875	Loews Corp.	200,606
241	Markel Corp.*	223,834
500	Mercury General Corp.^	27,425
16,630	MetLife, Inc.	738,871
4,436	Old Republic International Corp.	78,162
4,720	Principal Financial Group, Inc.^	243,127
891	ProAssurance Corp.	46,760
9,365	Progressive Corp. (The)	294,998
7,907	Prudential Financial, Inc.	645,607
1,173	Reinsurance Group of America, Inc.	126,614
776	RenaissanceRe Holdings, Ltd.^	93,244
2,072	Torchmark Corp.	132,380
5,243	Travelers Cos., Inc. (The)	600,586
4,370	UnumProvident Corp.	154,305

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
1,379	Validus Holdings, Ltd.	$68,702
1,759	W.R. Berkley Corp.^	101,600
81	White Mountains Insurance Group, Ltd.	67,230
3,399	XL Group, Ltd.	114,308

		9,312,437

Internet & Direct Marketing Retail (0.1%):
3,563	Liberty Interactive Corp., Class A*	71,296
1,989	Liberty Ventures, Inc., Series A*	79,301

		150,597

Internet Software & Services (0.4%):
352	Akamai Technologies, Inc.*^	18,652
198	Commercehub, Inc. Com, Series A*	3,128
397	Commercehub, Inc. Com, Series C*	6,316
279	IAC/InterActiveCorp	17,429
566	Pandora Media, Inc.*^	8,111
44	Twilio, Inc., Series A	2,832
1,362	Twitter, Inc.*^	31,394
15,480	Yahoo!, Inc.*	667,189
285	Yelp, Inc.*^	11,885
289	Zillow Group, Inc., Class A*^	9,956
580	Zillow Group, Inc., Class C*^	20,097

		796,989

IT Services (0.8%):
2,548	Amdocs, Ltd.	147,402
130	Booz Allen Hamilton Holding Corp.	4,109
2,545	Computer Sciences Corp.^	132,874
667	CoreLogic, Inc.*	26,160
2,485	Fidelity National Information Services, Inc.	191,420
4,950	International Business Machines Corp.	786,307
1,181	Leidos Holdings, Inc.	51,114
17,715	Xerox Corp.^	179,453

		1,518,839

Leisure Products (0.0%):
309	Brunswick Corp.	15,073
918	Vista Outdoor, Inc.*	36,592

		51,665

Life Sciences Tools & Services (0.6%):
4,233	Agilent Technologies, Inc.	199,332
381	Bio-Rad Laboratories, Inc., Class A*	62,412
242	Patheon NV*	7,170
1,574	PerkinElmer, Inc.	88,317
4,046	QIAGEN NV*	111,023
523	Quintiles Transnational Holdings, Inc.*	42,394
3,826	Thermo Fisher Scientific, Inc.	608,564
1,348	VWR Corp.*	38,229

		1,157,441

Machinery (2.1%):
1,278	AGCO Corp.^	63,031
2,597	Allison Transmission Holdings, Inc.	74,482
9,975	Caterpillar, Inc.^	885,481
1,804	Colfax Corp.*^	56,700
894	Crane Co.	56,331
2,801	Cummins, Inc.	358,948
4,213	Deere & Co.^	359,580
180	Donaldson Co., Inc.^	6,719
2,677	Dover Corp.	197,134
935	Flowserve Corp.^	45,104
3,979	Fortive Corp.	202,531
97	IDEX Corp.^	9,076
2,238	Ingersoll-Rand plc	152,050

Shares		Fair Value
Common Stocks, continued
Machinery, continued
1,658	ITT, Inc.	$59,423
414	Lincoln Electric Holdings, Inc.	25,925
1,301	Manitowoc Foodservice, Inc.*^	21,102
1,336	OshKosh Corp.	74,816
5,542	PACCAR, Inc.	325,759
2,357	Parker Hannifin Corp.	295,874
2,903	Pentair plc^	186,488
285	Snap-On, Inc.	43,309
2,329	Stanley Black & Decker, Inc.	286,420
1,941	Terex Corp.	49,321
1,291	Timken Co.^	45,366
2,740	Trinity Industries, Inc.^	66,253
1,574	Xylem, Inc.^	82,556

		4,029,779

Marine (0.0%):
990	Kirby Corp.*^	61,538

Media (0.8%):
518	Clear Channel Outdoor Holdings, Inc., Class A^	3,025
3,238	Comcast Corp., Class A	214,808
193	Discovery Communications, Inc., Class A*^	5,196
303	Discovery Communications, Inc., Class C*	7,972
924	DISH Network Corp., Class A*	50,617
815	John Wiley & Sons, Inc., Class A	42,062
467	Liberty Broadband Corp., Class A*	32,765
1,896	Liberty Broadband Corp., Class C*^	135,525
1,668	Liberty SiriusXM Group, Class A*	56,679
3,281	Liberty SiriusXM Group, Class C*	109,618
613	Lions Gate Entertainment Corp.	12,254
1,033	Live Nation, Inc.*	28,387
321	Madison Square Garden Co. (The), Class A*	54,381
6,972	News Corp., Class A	97,469
2,062	News Corp., Class B	29,322
1,065	Regal Entertainment Group, Class A^	23,164
3,996	Tegna, Inc.^	87,353
4,835	Time Warner, Inc.	384,913
1,313	Tribune Media Co., Class A^	47,951
4,518	Twenty-First Century Fox, Inc.	109,426
1,757	Twenty-First Century Fox, Inc., Class B	43,468
22	Viacom, Inc., Class A^	942
748	Viacom, Inc., Class B	28,499

		1,605,796

Metals & Mining (0.8%):
23,404	Alcoa, Inc.^	237,317
618	Compass Minerals International, Inc.^	45,547
18,493	Freeport-McMoRan Copper & Gold, Inc.^	200,834
9,457	Newmont Mining Corp.	371,565
5,613	Nucor Corp.^	277,563
1,276	Reliance Steel & Aluminum Co.	91,910
1,119	Royal Gold, Inc.	86,644
856	Southern Copper Corp.^	22,513
3,666	Steel Dynamics, Inc.	91,613
5,517	Tahoe Resources, Inc.	70,783
2,687	United States Steel Corp.^	50,677

		1,546,966

Mortgage Real Estate Investment Trusts (0.3%):
6,089	American Capital Agency Corp.^	118,979
18,025	Annaly Capital Management, Inc.	189,263

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Mortgage Real Estate Investment Trusts, continued
3,440	Chimera Investment Corp.	$54,868
6,788	MFA Financial, Inc.^	50,774
4,271	Starwood Property Trust, Inc.^	96,183
6,346	Two Harbors Investment Corp.	54,131

		564,198

Multiline Retail (0.6%):
343	Dillard’s, Inc., Class A^	21,612
5,645	J.C. Penney Co., Inc.*^	52,047
3,233	Kohl’s Corp.^	141,444
5,456	Macy’s, Inc.^	202,145
9,433	Target Corp.^	647,858

		1,065,106

Multi-Utilities (2.0%):
4,305	Ameren Corp.^	211,720
7,602	CenterPoint Energy, Inc.	176,594
4,950	CMS Energy Corp.	207,950
5,490	Consolidated Edison, Inc.^	413,397
10,384	Dominion Resources, Inc.^	771,219
3,210	DTE Energy Co.	300,681
3,566	MDU Resources Group, Inc.^	90,719
5,909	NiSource, Inc.	142,466
9,074	Public Service Enterprise Group, Inc.	379,928
2,306	SCANA Corp.	166,885
4,480	Sempra Energy^	480,211
1,524	Vectren Corp.	76,505
5,654	WEC Energy Group, Inc.^	338,562

		3,756,837

Oil, Gas & Consumable Fuels (11.2%):
10,021	Anadarko Petroleum Corp.	634,931
3,153	Antero Resources Corp.*^	84,973
2,161	Apache Corp.^	138,023
2,494	Cabot Oil & Gas Corp.	64,345
3,509	Cheniere Energy, Inc.*	152,992
10,230	Chesapeake Energy Corp.*^	64,142
33,807	Chevron Corp.	3,479,416
1,446	Cimarex Energy Co.	194,299
2,500	Concho Resources, Inc.*^	343,375
22,256	ConocoPhillips	967,468
4,165	CONSOL Energy, Inc.^	79,968
883	Continental Resources, Inc.*^	45,881
8,493	Devon Energy Corp.	374,626
992	Diamondback Energy, Inc.*^	95,768
1,795	Energen Corp.	103,607
8,768	EOG Resources, Inc.	847,953
3,077	EQT Corp.^	223,452
74,839	Exxon Mobil Corp.	6,531,947
2,303	Gulfport Energy Corp.*^	65,060
5,023	Hess Corp.	269,333
2,934	HollyFrontier Corp.^	71,883
34,444	Kinder Morgan, Inc.	796,690
3,052	Kosmos Energy, Ltd.*^	19,563
2,384	Laredo Petroleum Holdings, Inc.*^	30,754
15,299	Marathon Oil Corp.^	241,877
9,388	Marathon Petroleum Corp.	381,059
2,995	Murphy Oil Corp.^	91,048
2,716	Newfield Exploration Co.*	118,037
7,580	Noble Energy, Inc.	270,909
13,690	Occidental Petroleum Corp.	998,275
2,646	Parsley Energy, Inc., Class A*^	88,667
1,833	PBF Energy, Inc., Class A^	41,499
8,080	Phillips 66	650,844
2,919	Pioneer Natural Resources Co.^	541,912
4,267	QEP Resources, Inc.	83,335
3,613	Range Resources Corp.^	140,004

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
1,554	SM Energy Co.^	$59,953
10,577	Spectra Energy Corp.	452,167
2,866	Targa Resources Corp.^	140,749
2,110	Tesoro Corp.	167,872
8,405	Valero Energy Corp.^	445,465
3,698	Whiting Petroleum Corp.*^	32,321
10,196	Williams Cos., Inc. (The)	313,323
1,269	World Fuel Services Corp.	58,704
5,956	WPX Energy, Inc.*^	78,560

		21,077,029

Paper & Forest Products (0.0%):
1,144	Domtar Corp.	42,477

Personal Products (0.1%):
2,106	Coty, Inc., Class A^	49,491
1,083	Edgewell Personal Care Co.*	86,120
719	Nu Skin Enterprises, Inc., Class A	46,577

		182,188

Pharmaceuticals (6.8%):
2,890	Allergan plc*	665,596
3,758	Endo International plc*	75,724
40,805	Johnson & Johnson Co.	4,820,295
2,009	Mallinckrodt plc*	140,188
49,752	Merck & Co., Inc.	3,105,022
5,557	Mylan NV*	211,833
2,441	Perrigo Co. plc	225,377
100,366	Pfizer, Inc.	3,399,396

		12,643,431

Professional Services (0.1%):
398	Dun & Bradstreet Corp.	54,375
1,315	Manpower, Inc.	95,022
1,444	Nielsen Holdings plc	77,355

		226,752

Real Estate Management & Development (0.1%):
664	Howard Hughes Corp. (The)*	76,028
827	Jones Lang LaSalle, Inc.	94,105
2,654	Realogy Holdings Corp.^	68,632

		238,765

Road & Rail (1.4%):
43	AMERCO, Inc.	13,942
17,027	CSX Corp.	519,324
1,039	Genesee & Wyoming, Inc., Class A*^	71,639
1,061	Hertz Global Holdings, Inc.*	42,610
1,906	Kansas City Southern	177,868
5,280	Norfolk Southern Corp.	512,477
468	Old Dominion Freight Line, Inc.*^	32,109
982	Ryder System, Inc.	64,763
12,767	Union Pacific Corp.	1,245,165

		2,679,897

Semiconductors & Semiconductor Equipment (3.3%):
5,424	Analog Devices, Inc.^	349,576
5,494	Applied Materials, Inc.	165,644
1,158	Cree, Inc.*^	29,784
5,719	Cypress Semiconductor Corp.^	69,543
1,389	First Solar, Inc.*^	54,852
77,230	Intel Corp.	2,915,432
589	Lam Research Corp.^	55,784
2,323	Linear Technology Corp.	137,731
7,388	Marvell Technology Group, Ltd.	98,039
18,429	Micron Technology, Inc.*^	327,668
6,809	ON Semiconductor Corp.*	83,887
2,065	Qorvo, Inc.*^	115,103
20,883	QUALCOMM, Inc.	1,430,485
286	Skyworks Solutions, Inc.^	21,776

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
979	Sunpower Corp.*	$8,733
3,725	Teradyne, Inc.	80,386
3,037	Xilinx, Inc.	165,031

		6,109,454

Software (1.6%):
1,197	ANSYS, Inc.*	110,854
709	Autodesk, Inc.*	51,282
5,122	CA, Inc.^	169,436
3,483	Dell Technologies, Inc., Class V*	166,487
2,131	FireEye, Inc.*^	31,390
996	Nuance Communications, Inc.*	14,442
47,905	Oracle Corp.	1,881,708
1,163	PTC, Inc.*	51,533
288	SS&C Technologies Holdings, Inc.^	9,259
9,308	Symantec Corp.	233,631
2,371	Synopsys, Inc.*	140,719
1,023	VMware, Inc., Class A*	75,037
13,662	Zynga, Inc.*	39,756

		2,975,534

Specialty Retail (0.6%):
720	AutoNation, Inc.*	35,071
2,309	Bed Bath & Beyond, Inc.^	99,541
4,897	Best Buy Co., Inc.^	186,967
551	Burlington Stores, Inc.*	44,642
821	Cabela’s, Inc., Class A*	45,098
1,367	CST Brands, Inc.	65,739
350	Dick’s Sporting Goods, Inc.	19,852
251	Foot Locker, Inc.	16,998
1,876	GameStop Corp., Class A^	51,759
3,680	Gap, Inc. (The)^	81,843
3,519	L Brands, Inc.^	249,040
394	Michaels Cos., Inc. (The)*	9,523
267	Murphy U.S.A., Inc.*^	19,053
705	Penske Automotive Group, Inc.^	33,967
126	Signet Jewelers, Ltd.^	9,391
11,386	Staples, Inc.	97,350
1,913	Tiffany & Co.^	138,941
363	Urban Outfitters, Inc.*^	12,531

		1,217,306

Technology Hardware, Storage & Peripherals (1.4%):
8,273	Apple, Inc.	935,262
30,925	Hewlett Packard Enterprise Co.	703,544
30,874	HP, Inc.	479,473
1,135	Lexmark International, Inc., Class A	45,355
5,041	NetApp, Inc.^	180,569
5,018	Western Digital Corp.^	293,402

		2,637,605

Textiles, Apparel & Luxury Goods (0.2%):
3,969	Coach, Inc.^	145,107
1,417	PVH Corp.	156,578
976	Ralph Lauren Corp.^	98,713

		400,398

Thrifts & Mortgage Finance (0.1%):
8,128	New York Community Bancorp, Inc.^	115,661
1,048	TFS Financial Corp.	18,665

		134,326

Tobacco (1.4%):
24,848	Philip Morris International, Inc.	2,415,722
5,659	Reynolds American, Inc.	266,822

		2,682,544

Trading Companies & Distributors (0.1%):
891	Air Lease Corp.^	25,465

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
353	Herc Holdings, Inc. Com*	$11,896
507	MSC Industrial Direct Co., Inc., Class A^	37,219
237	United Rentals, Inc.*	18,602
773	WESCO International, Inc.*	47,532

		140,714

Transportation Infrastructure (0.1%):
1,371	Macquarie Infrastructure Corp.	114,122

Water Utilities (0.2%):
3,191	American Water Works Co., Inc.	238,815
3,005	Aqua America, Inc.	91,592

		330,407

Wireless Telecommunication Services (0.1%):
13,902	Sprint Corp.*^	92,170
1,749	Telephone & Data Systems, Inc.	47,538
2,009	T-Mobile US, Inc.*	93,860
246	United States Cellular Corp.*	8,940

		242,508

Total Common Stocks (Cost $143,652,543)		187,044,481

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (16.8%):
$31,838,454	AZL Russell 1000 Value Index Fund Securities Lending Collateral Account(a)	31,838,454

Total Securities Held as Collateral for Securities on Loan (Cost $31,838,454)		31,838,454

Unaffiliated Investment Company (1.2%):
2,271,428	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(b)	2,271,428

Total Unaffiliated Investment Company (Cost $2,271,428)		2,271,428

Total Investment Securities (Cost $177,762,425)(c) - 116.7%		221,154,363
Net other assets (liabilities) - (16.7)%		(31,575,230)

Net Assets - 100.0%		$189,579,133

Percentages indicated are based on net assets as of September 30, 2016.

ADR	-	American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2016. The total value of securities on loan as of September 30, 2016, was $31,163,064.
+	Affiliated Securities
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2016.
(b)	The rate represents the effective yield at September 30, 2016.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Futures Contracts

Cash of $108,200 has been segregated to cover margin requirements for the following open contracts as of September 30, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures	Long	12/16/16	24	$2,592,480	$(2,348)

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (99.2%):
Aerospace & Defense (2.2%):
39,382	Boeing Co. (The)^	$5,188,184
19,468	General Dynamics Corp.	3,020,655
5,257	L-3 Communications Holdings, Inc.	792,388
17,140	Lockheed Martin Corp.	4,108,801
12,222	Northrop Grumman Corp.	2,614,897
20,028	Raytheon Co.	2,726,412
8,836	Rockwell Collins, Inc.^	745,228
18,399	Textron, Inc.	731,360
3,400	TransDigm Group, Inc.*^	983,008
52,802	United Technologies Corp.	5,364,682

		26,275,615

Air Freight & Logistics (0.7%):
9,764	C.H. Robinson Worldwide, Inc.^	687,971
12,195	Expeditors International of Washington, Inc.^	628,286
16,581	FedEx Corp.	2,896,369
46,913	United Parcel Service, Inc., Class B	5,130,407

		9,343,033

Airlines (0.5%):
8,404	Alaska Air Group, Inc.	553,487
35,817	American Airlines Group, Inc.^	1,311,260
50,809	Delta Air Lines, Inc.	1,999,843
42,078	Southwest Airlines Co.	1,636,413
19,916	United Continental Holdings, Inc.*	1,044,993

		6,545,996

Auto Components (0.4%):
13,670	BorgWarner, Inc.^	480,911
18,784	Delphi Automotive plc	1,339,675
17,996	Goodyear Tire & Rubber Co.^	581,271
63,580	Johnson Controls International plc	2,958,377

		5,360,234

Automobiles (0.5%):
262,998	Ford Motor Co.^	3,174,387
96,447	General Motors Co.	3,064,121
12,355	Harley-Davidson, Inc.^	649,749

		6,888,257

Banks (5.4%):
692,745	Bank of America Corp.	10,841,459
55,533	BB&T Corp.^	2,094,705
197,075	Citigroup, Inc.	9,307,852
35,333	Citizens Financial Group, Inc.	873,078
11,855	Comerica, Inc.	560,979
52,032	Fifth Third Bancorp	1,064,575
73,344	Huntington Bancshares, Inc.	723,172
245,154	JPMorgan Chase & Co.	16,324,805
73,187	KeyCorp	890,686
10,721	M&T Bank Corp.^	1,244,708
20,491	People’s United Financial, Inc.^	324,168
33,338	PNC Financial Services Group, Inc.	3,003,420
87,481	Regions Financial Corp.	863,437
33,766	SunTrust Banks, Inc.	1,478,951
109,222	U.S. Bancorp	4,684,532
308,272	Wells Fargo & Co.	13,650,284
13,490	Zions Bancorp^	418,460

		68,349,271

Beverages (2.2%):
12,384	Brown-Forman Corp., Class B^	587,497
263,400	Coca-Cola Co. (The)	11,147,088
12,027	Constellation Brands, Inc., Class C	2,002,375
12,669	Dr Pepper Snapple Group, Inc.^	1,156,806
12,450	Molson Coors Brewing Co., Class B	1,367,010
9,176	Monster Beverage Corp.*	1,347,129
97,700	PepsiCo, Inc.	10,626,829

		28,234,734

Shares		Fair Value
Common Stocks, continued
Biotechnology (3.0%):
110,542	AbbVie, Inc.	$6,971,884
15,243	Alexion Pharmaceuticals, Inc.*	1,867,877
50,721	Amgen, Inc.	8,460,770
14,878	Biogen Idec, Inc.*	4,657,260
52,628	Celgene Corp.*	5,501,205
89,538	Gilead Sciences, Inc.	7,084,247
5,122	Regeneron Pharmaceuticals, Inc.*	2,059,146
16,819	Vertex Pharmaceuticals, Inc.*	1,466,785

		38,069,174

Building Products (0.1%):
6,382	Allegion plc	439,784
10,367	Fortune Brands Home & Security, Inc.^	602,323
22,550	Masco Corp.	773,690

		1,815,797

Capital Markets (2.5%):
3,629	Affiliated Managers Group, Inc.*	525,116
10,951	Ameriprise Financial, Inc.	1,092,581
72,577	Bank of New York Mellon Corp. (The)	2,894,371
8,281	BlackRock, Inc., Class A^+	3,001,531
81,201	Charles Schwab Corp. (The)^	2,563,516
22,997	CME Group, Inc.^	2,403,646
18,677	E*TRADE Financial Corp.*	543,874
23,850	Franklin Resources, Inc.^	848,345
25,599	Goldman Sachs Group, Inc. (The)	4,128,350
8,056	Intercontinental Exchange, Inc.	2,169,964
27,725	Invesco, Ltd.	866,961
6,260	Legg Mason, Inc.	209,585
11,359	Moody’s Corp.^	1,229,953
99,928	Morgan Stanley	3,203,692
7,856	NASDAQ OMX Group, Inc. (The)	530,594
14,586	Northern Trust Corp.	991,702
17,884	S&P Global, Inc.	2,263,399
24,871	State Street Corp.	1,731,768
16,828	T. Rowe Price Group, Inc.^	1,119,062

		32,318,010

Chemicals (2.2%):
14,697	Air Products & Chemicals, Inc.	2,209,547
7,588	Albemarle Corp.	648,698
15,556	CF Industries Holdings, Inc.^	378,789
76,504	Dow Chemical Co. (The)	3,965,202
59,313	E.I. du Pont de Nemours & Co.	3,972,192
9,880	Eastman Chemical Co.^	668,678
17,817	Ecolab, Inc.	2,168,685
8,861	FMC Corp.	428,341
5,367	International Flavor & Fragrances, Inc.^	767,320
23,290	LyondellBasell Industries NV, Class A	1,878,571
29,761	Monsanto Co.	3,041,574
23,716	Mosaic Co. (The)^	580,093
18,084	PPG Industries, Inc.	1,869,162
19,364	Praxair, Inc.	2,339,752
5,442	Sherwin Williams Co.	1,505,584

		26,422,188

Commercial Services & Supplies (0.3%):
5,946	Cintas Corp.	669,520
13,404	Pitney Bowes, Inc.	243,417
16,047	Republic Services, Inc., Class A	809,571
5,646	Stericycle, Inc.*^	452,470
28,034	Waste Management, Inc.	1,787,448

		3,962,426

Communications Equipment (1.1%):
341,361	Cisco Systems, Inc.(a)	10,827,971

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Communications Equipment, continued
4,577	F5 Networks, Inc.*^	$570,477
8,516	Harris Corp.	780,151
25,982	Juniper Networks, Inc.	625,127
11,315	Motorola Solutions, Inc.^	863,108

		13,666,834

Construction & Engineering (0.1%):
9,491	Fluor Corp.	487,079
8,259	Jacobs Engineering Group, Inc.*^	427,155
10,705	Quanta Services, Inc.*^	299,633

		1,213,867

Construction Materials (0.1%):
4,305	Martin Marietta Materials, Inc.^	771,069
8,933	Vulcan Materials Co.	1,015,950

		1,787,019

Consumer Finance (0.7%):
52,688	American Express Co.	3,374,139
34,636	Capital One Financial Corp.	2,487,904
27,400	Discover Financial Services	1,549,470
21,517	Navient Corp.^	311,351
53,784	Synchrony Financial	1,505,952

		9,228,816

Containers & Packaging (0.3%):
6,032	Avery Dennison Corp.	469,229
11,760	Ball Corp.^	963,732
27,804	International Paper Co.	1,334,036
10,744	Owens-Illinois, Inc.*^	197,582
13,229	Sealed Air Corp.	606,153
17,358	WestRock Co.	841,516

		4,412,248

Distributors (0.1%):
10,149	Genuine Parts Co.	1,019,467
20,617	LKQ Corp.*	731,079

		1,750,546

Diversified Consumer Services (0.0%):
15,819	H&R Block, Inc.^	366,210

Diversified Financial Services (1.5%):
128,812	Berkshire Hathaway, Inc., Class B*	18,609,469
22,467	Leucadia National Corp.	427,772

		19,037,241

Diversified Telecommunication Services (2.6%):
417,536	AT&T, Inc.	16,956,137
36,795	CenturyLink, Inc.^	1,009,287
76,837	Frontier Communications Corp.^	319,642
19,237	Level 3 Communications, Inc.*	892,212
276,626	Verizon Communications, Inc.	14,379,019

		33,556,297

Electric Utilities (1.9%):
15,356	Alliant Energy Corp.	588,288
33,381	American Electric Power Co., Inc.	2,143,394
46,436	Duke Energy Corp.	3,716,737
22,022	Edison International^	1,591,090
11,995	Entergy Corp.	920,376
21,495	Eversource Energy	1,164,599
62,640	Exelon Corp.	2,085,286
28,710	FirstEnergy Corp.	949,727
31,687	NextEra Energy, Inc.	3,875,953
33,841	PG&E Corp.^	2,070,054
7,350	Pinnacle West Capital Corp.	558,527
45,684	PPL Corp.	1,579,296
66,427	Southern Co. (The)^	3,407,705
34,012	Xcel Energy, Inc.	1,399,254

		26,050,286

Shares		Fair Value
Common Stocks, continued
Electrical Equipment (0.5%):
2,947	Acuity Brands, Inc.^	$779,776
16,022	AMETEK, Inc.	765,531
31,113	Eaton Corp. plc	2,044,435
43,293	Emerson Electric Co.^	2,359,902
8,846	Rockwell Automation, Inc.^	1,082,220

		7,031,864

Electronic Equipment, Instruments & Components (0.4%):
20,615	Amphenol Corp., Class A	1,338,326
70,344	Corning, Inc.^	1,663,636
9,294	FLIR Systems, Inc.	292,017
24,194	TE Connectivity, Ltd.^	1,557,610

		4,851,589

Energy Equipment & Services (1.1%):
29,219	Baker Hughes, Inc.^	1,474,683
15,383	FMC Technologies, Inc.*	456,414
58,065	Halliburton Co.	2,605,957
7,155	Helmerich & Payne, Inc.^	481,532
25,184	National-Oilwell Varco, Inc.^	925,260
94,407	Schlumberger, Ltd.	7,424,166
22,639	Transocean, Ltd.*^	241,332

		13,609,344

Equity Real Estate Investment Trusts (3.0%):
28,672	American Tower Corp.	3,249,398
10,389	Apartment Investment & Management Co., Class A	476,959
9,173	AvalonBay Communities, Inc.	1,631,326
10,300	Boston Properties, Inc.	1,403,787
22,786	Crown Castle International Corp.	2,146,669
9,884	Digital Realty Trust, Inc.^	959,934
4,825	Equinix, Inc.^	1,738,206
24,408	Equity Residential Property Trust	1,570,167
4,384	Essex Property Trust, Inc.	976,317
8,549	Extra Space Storage, Inc.^	678,876
4,653	Federal Realty Investment Trust	716,236
38,996	General Growth Properties, Inc.	1,076,290
31,189	HCP, Inc.	1,183,623
50,345	Host Hotels & Resorts, Inc.^	783,872
16,238	Iron Mountain, Inc.^	609,412
28,510	Kimco Realty Corp.	825,365
8,185	Macerich Co. (The)	661,921
35,675	ProLogis, Inc.	1,910,040
10,121	Public Storage, Inc.	2,258,400
17,424	Realty Income Corp.^	1,166,188
21,336	Simon Property Group, Inc.	4,416,765
6,683	SL Green Realty Corp.^	722,432
18,262	UDR, Inc.	657,249
23,846	Ventas, Inc.^	1,684,243
11,817	Vornado Realty Trust	1,195,999
24,092	Welltower, Inc.^	1,801,359
50,543	Weyerhaeuser Co.	1,614,343

		38,115,376

Food & Staples Retailing (2.1%):
29,622	Costco Wholesale Corp.	4,517,651
72,654	CVS Health Corp.	6,465,479
64,514	Kroger Co. (The)	1,914,776
35,180	Sysco Corp.^	1,724,172
58,026	Walgreens Boots Alliance, Inc.	4,678,056
102,902	Wal-Mart Stores, Inc.	7,421,293
21,887	Whole Foods Market, Inc.^	620,496

		27,341,923

Food Products (1.7%):
40,023	Archer-Daniels-Midland Co.	1,687,770
13,192	Campbell Soup Co.^	721,602
28,283	ConAgra Foods, Inc.	1,332,412

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products, continued
40,529	General Mills, Inc.	$2,588,993
9,630	Hershey Co. (The)	920,628
18,442	Hormel Foods Corp.^	699,505
7,975	JM Smucker Co. (The)^	1,080,932
17,113	Kellogg Co.	1,325,744
40,186	Kraft Heinz Co. (The)	3,597,049
7,725	McCormick & Co.^	771,882
12,594	Mead Johnson Nutrition Co.	995,052
105,726	Mondelez International, Inc., Class A	4,641,371
19,826	Tyson Foods, Inc., Class A	1,480,407

		21,843,347

Health Care Equipment & Supplies (2.8%):
99,290	Abbott Laboratories^	4,198,974
33,226	Baxter International, Inc.	1,581,558
14,454	Becton, Dickinson & Co.^	2,597,817
92,344	Boston Scientific Corp.*	2,197,787
4,936	C.R. Bard, Inc.	1,107,046
3,306	Cooper Cos., Inc. (The)	592,634
41,235	Danaher Corp.	3,232,412
16,121	DENTSPLY SIRONA, Inc.	958,071
14,336	Edwards Lifesciences Corp.*	1,728,348
18,830	Hologic, Inc.*	731,169
2,575	Intuitive Surgical, Inc.*	1,866,437
93,792	Medtronic plc	8,103,630
19,329	St. Jude Medical, Inc.	1,541,681
21,108	Stryker Corp.	2,457,182
6,493	Varian Medical Systems, Inc.*^	646,248
13,466	Zimmer Holdings, Inc.	1,750,849

		35,291,843

Health Care Providers & Services (2.6%):
23,594	Aetna, Inc.	2,723,927
12,412	AmerisourceBergen Corp.^	1,002,641
17,855	Anthem, Inc.	2,237,410
21,629	Cardinal Health, Inc.	1,680,573
11,441	Centene Corp.*	766,089
17,266	Cigna Corp.	2,250,105
11,179	DaVita, Inc.*	738,597
42,616	Express Scripts Holding Co.*	3,005,706
20,037	HCA Holdings, Inc.*	1,515,398
5,570	Henry Schein, Inc.*^	907,799
10,117	Humana, Inc.	1,789,596
6,781	Laboratory Corp. of America Holdings*	932,252
15,226	McKesson Corp.	2,538,936
5,766	Patterson Cos., Inc.^	264,890
9,592	Quest Diagnostics, Inc.^	811,771
64,660	UnitedHealth Group, Inc.	9,052,401
6,051	Universal Health Services, Inc., Class B	745,604

		32,963,695

Health Care Technology (0.1%):
20,474	Cerner Corp.*	1,264,270

Hotels, Restaurants & Leisure (1.6%):
29,387	Carnival Corp., Class A	1,434,673
2,030	Chipotle Mexican Grill, Inc.*^	859,705
8,566	Darden Restaurants, Inc.	525,267
22,049	Marriott International, Inc., Class A	1,484,559
57,937	McDonald’s Corp.	6,683,613
11,431	Royal Caribbean Cruises, Ltd.^	856,753
99,503	Starbucks Corp.	5,387,093
7,468	Wyndham Worldwide Corp.	502,820
5,385	Wynn Resorts, Ltd.^	524,607
25,148	Yum! Brands, Inc.	2,283,690

		20,542,780

Shares		Fair Value
Common Stocks, continued
Household Durables (0.5%):
22,102	D.R. Horton, Inc.	$667,480
8,033	Garmin, Ltd.^	386,468
4,741	Harman International Industries, Inc.	400,377
9,196	Leggett & Platt, Inc.^	419,154
12,744	Lennar Corp., Class A^	539,581
4,241	Mohawk Industries, Inc.*	849,642
32,727	Newell Rubbermaid, Inc.	1,723,404
21,430	PulteGroup, Inc.^	429,457
5,191	Whirlpool Corp.^	841,773

		6,257,336

Household Products (2.0%):
17,578	Church & Dwight Co., Inc.^	842,338
8,766	Clorox Co. (The)^	1,097,328
60,495	Colgate-Palmolive Co.	4,485,099
24,288	Kimberly-Clark Corp.	3,063,688
181,188	Procter & Gamble Co. (The)^	16,261,623

		25,750,076

Independent Power & Renewable Electricity Producers (0.1%):
45,473	AES Corp. (The)	584,328
21,070	NRG Energy, Inc.	236,195

		820,523

Industrial Conglomerates (2.6%):
41,033	3M Co., Class C	7,231,245
608,374	General Electric Co.^	18,020,037
51,866	Honeywell International, Inc.	6,047,057
6,761	Roper Industries, Inc.^	1,233,680

		32,532,019

Insurance (2.6%):
28,154	Aflac, Inc.	2,023,428
25,512	Allstate Corp. (The)	1,764,920
69,029	American International Group, Inc.	4,096,181
18,117	Aon plc	2,037,981
11,921	Arthur J. Gallagher & Co.	606,421
4,086	Assurant, Inc.	376,934
31,416	Chubb, Ltd.	3,947,420
9,821	Cincinnati Financial Corp.	740,700
26,768	Hartford Financial Services Group, Inc. (The)	1,146,206
16,113	Lincoln National Corp.	756,989
18,137	Loews Corp.	746,338
34,958	Marsh & McLennan Cos., Inc.	2,350,926
74,594	MetLife, Inc.	3,314,211
18,179	Principal Financial Group, Inc.^	936,400
39,106	Progressive Corp. (The)	1,231,839
29,660	Prudential Financial, Inc.	2,421,739
7,763	Torchmark Corp.	495,978
19,575	Travelers Cos., Inc. (The)	2,242,316
16,315	UnumProvident Corp.	576,083
8,804	Willis Towers Watson plc^	1,168,907
18,663	XL Group, Ltd.	627,637

		33,609,554

Internet & Direct Marketing Retail (2.5%):
26,708	Amazon.com, Inc.*	22,362,875
8,008	Expedia, Inc.	934,694
28,883	Netflix, Inc.*^	2,846,420
3,370	Priceline Group, Inc. (The)*	4,958,921
7,573	TripAdvisor, Inc.*^	478,462

		31,581,372

Internet Software & Services (4.5%):
11,886	Akamai Technologies, Inc.*^	629,839
20,010	Alphabet, Inc., Class A*	16,089,242
20,056	Alphabet, Inc., Class C*	15,589,328

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
71,267	eBay, Inc.*	$2,344,684
157,630	Facebook, Inc., Class C*	20,219,201
6,391	VeriSign, Inc.*^	500,032
58,933	Yahoo!, Inc.*^	2,540,012

		57,912,338

IT Services (3.7%):
42,266	Accenture plc, Class C	5,163,637
3,985	Alliance Data Systems Corp.*^	854,902
30,929	Automatic Data Processing, Inc.^	2,727,938
41,151	Cognizant Technology Solutions Corp., Class C*	1,963,314
9,175	CSRA, Inc.	246,808
22,235	Fidelity National Information Services, Inc.	1,712,762
15,023	Fiserv, Inc.*	1,494,338
10,375	Global Payments, Inc.	796,385
59,035	International Business Machines Corp.	9,377,710
65,107	MasterCard, Inc., Class A	6,625,939
21,459	Paychex, Inc.^	1,241,832
76,141	PayPal Holdings, Inc.*	3,119,497
8,915	Teradata Corp.*^	276,365
11,284	Total System Services, Inc.	532,041
128,066	Visa, Inc., Class A	10,591,057
33,886	Western Union Co.^	705,507
57,748	Xerox Corp.	584,987

		48,015,019

Leisure Products (0.1%):
7,437	Hasbro, Inc.^	589,977
23,217	Mattel, Inc.^	703,011

		1,292,988

Life Sciences Tools & Services (0.7%):
22,318	Agilent Technologies, Inc.	1,050,955
9,970	Illumina, Inc.*	1,811,150
1,808	Mettler-Toledo International, Inc.*	759,053
7,513	PerkinElmer, Inc.	421,554
26,745	Thermo Fisher Scientific, Inc.	4,254,060
5,519	Waters Corp.*	874,706

		9,171,478

Machinery (1.4%):
39,653	Caterpillar, Inc.^	3,519,996
10,531	Cummins, Inc.^	1,349,548
19,630	Deere & Co.^	1,675,421
10,423	Dover Corp.	767,550
8,954	Flowserve Corp.^	431,941
20,130	Fortive Corp.	1,024,617
21,683	Illinois Tool Works, Inc.^	2,598,491
17,297	Ingersoll-Rand plc	1,175,158
23,560	PACCAR, Inc.^	1,384,857
9,114	Parker Hannifin Corp.	1,144,080
11,310	Pentair plc^	726,554
3,864	Snap-On, Inc.	587,173
10,275	Stanley Black & Decker, Inc.	1,263,620
12,119	Xylem, Inc.^	635,642

		18,284,648

Media (2.9%):
27,627	CBS Corp., Class B	1,512,302
14,619	Charter Communications, Inc., Class A*^	3,946,691
162,990	Comcast Corp., Class A	10,812,756
9,877	Discovery Communications, Inc., Class A*^	265,889
15,215	Discovery Communications, Inc., Class C*	400,307
27,466	Interpublic Group of Cos., Inc. (The)	613,865

Shares		Fair Value
Common Stocks, continued
Media, continued
25,391	News Corp., Class A	$354,966
7,183	News Corp., Class B	102,142
16,173	Omnicom Group, Inc.^	1,374,705
6,476	Scripps Networks Interactive, Class C^	411,161
15,079	Tegna, Inc.^	329,627
52,810	Time Warner, Inc.	4,204,204
72,215	Twenty-First Century Fox, Inc.	1,749,047
33,059	Twenty-First Century Fox, Inc., Class B	817,880
23,151	Viacom, Inc., Class B	882,053
100,302	Walt Disney Co. (The)^	9,314,044

		37,091,639

Metals & Mining (0.3%):
87,314	Alcoa, Inc.^	885,364
84,197	Freeport-McMoRan Copper & Gold, Inc.^	914,379
36,133	Newmont Mining Corp.	1,419,666
21,204	Nucor Corp.^	1,048,538

		4,267,947

Multiline Retail (0.5%):
17,594	Dollar General Corp.	1,231,404
15,946	Dollar Tree, Inc.*	1,258,618
12,719	Kohl’s Corp.^	556,456
21,067	Macy’s, Inc.^	780,532
7,889	Nordstrom, Inc.^	409,281
39,023	Target Corp.^	2,680,100

		6,916,391

Multi-Utilities (1.1%):
16,127	Ameren Corp.	793,126
28,568	CenterPoint Energy, Inc.	663,635
18,904	CMS Energy Corp.	794,157
20,577	Consolidated Edison, Inc.^	1,549,448
42,478	Dominion Resources, Inc.^	3,154,840
12,223	DTE Energy Co.	1,144,928
21,016	NiSource, Inc.	506,696
34,202	Public Service Enterprise Group, Inc.	1,432,038
9,500	SCANA Corp.	687,515
16,953	Sempra Energy^	1,817,192
21,387	WEC Energy Group, Inc.^	1,280,654

		13,824,229

Oil, Gas & Consumable Fuels (6.1%):
37,015	Anadarko Petroleum Corp.	2,345,270
25,332	Apache Corp.^	1,617,955
30,857	Cabot Oil & Gas Corp.	796,111
44,308	Chesapeake Energy Corp.*^	277,811
128,075	Chevron Corp.	13,181,479
6,490	Cimarex Energy Co.	872,061
9,648	Concho Resources, Inc.*^	1,325,153
84,042	ConocoPhillips	3,653,306
35,449	Devon Energy Corp.	1,563,655
37,155	EOG Resources, Inc.	3,593,260
11,685	EQT Corp.^	848,565
281,492	Exxon Mobil Corp.^	24,568,621
17,907	Hess Corp.	960,173
130,280	Kinder Morgan, Inc.	3,013,376
57,200	Marathon Oil Corp.^	904,332
35,790	Marathon Petroleum Corp.	1,452,716
11,090	Murphy Oil Corp.^	337,136
13,408	Newfield Exploration Co.*	582,712
29,066	Noble Energy, Inc.	1,038,819
51,544	Occidental Petroleum Corp.	3,758,588
13,851	ONEOK, Inc.	711,803
30,161	Phillips 66	2,429,469

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
11,509	Pioneer Natural Resources Co.	$2,136,646
12,759	Range Resources Corp.	494,411
33,500	Southwestern Energy Co.*^	463,640
47,581	Spectra Energy Corp.	2,034,088
8,068	Tesoro Corp.	641,890
31,753	Valero Energy Corp.^	1,682,909
46,356	Williams Cos., Inc. (The)	1,424,520

		78,710,475

Personal Products (0.1%):
15,052	Estee Lauder Co., Inc. (The), Class A	1,333,005

Pharmaceuticals (5.4%):
26,883	Allergan plc*	6,191,424
113,395	Bristol-Myers Squibb Co.	6,114,258
65,949	Eli Lilly & Co.	5,293,067
13,873	Endo International plc*	279,541
185,827	Johnson & Johnson Co.	21,951,743
7,311	Mallinckrodt plc*	510,162
187,740	Merck & Co., Inc.	11,716,853
31,208	Mylan NV*	1,189,649
9,926	Perrigo Co. plc	916,468
411,535	Pfizer, Inc.	13,938,690
33,588	Zoetis, Inc.	1,746,912

		69,848,767

Professional Services (0.3%):
2,402	Dun & Bradstreet Corp.	328,161
7,941	Equifax, Inc.	1,068,700
22,808	Nielsen Holdings plc^	1,221,825
8,983	Robert Half International, Inc.	340,096
10,667	Verisk Analytics, Inc.*^	867,014

		3,825,796

Real Estate Management & Development (0.0%):
19,326	CBRE Group, Inc., Class A*	540,741

Road & Rail (0.8%):
64,180	CSX Corp.	1,957,490
6,130	J.B. Hunt Transport Services, Inc.	497,388
7,338	Kansas City Southern	684,782
20,116	Norfolk Southern Corp.	1,952,459
3,523	Ryder System, Inc.	232,342
56,532	Union Pacific Corp.	5,513,566

		10,838,027

Semiconductors & Semiconductor Equipment (3.3%):
20,896	Analog Devices, Inc.^	1,346,747
73,682	Applied Materials, Inc.	2,221,512
26,843	Broadcom, Ltd.	4,630,954
5,001	First Solar, Inc.*^	197,489
320,936	Intel Corp.	12,115,334
10,507	KLA-Tencor Corp.	732,443
10,589	Lam Research Corp.^	1,002,884
15,898	Linear Technology Corp.	942,592
14,534	Microchip Technology, Inc.^	903,143
70,282	Micron Technology, Inc.*^	1,249,614
36,311	NVIDIA Corp.^	2,488,030
8,736	Qorvo, Inc.*^	486,945
99,975	QUALCOMM, Inc.	6,848,288
13,004	Skyworks Solutions, Inc.^	990,125
68,108	Texas Instruments, Inc.	4,779,819
17,376	Xilinx, Inc.	944,212

		41,880,131

Software (4.3%):
46,277	Activision Blizzard, Inc.	2,050,071
33,834	Adobe Systems, Inc.*	3,672,342
13,248	Autodesk, Inc.*	958,228

Shares		Fair Value
Common Stocks, continued
Software, continued
21,331	CA, Inc.^	$705,629
10,317	Citrix Systems, Inc.*	879,215
20,421	Electronic Arts, Inc.*	1,743,953
16,640	Intuit, Inc.	1,830,566
529,076	Microsoft Corp.	30,474,778
204,228	Oracle Corp.	8,022,076
12,190	Red Hat, Inc.*	985,318
43,699	Salesforce.com, Inc.*	3,117,050
41,421	Symantec Corp.	1,039,667

		55,478,893

Specialty Retail (2.5%):
4,872	Advance Auto Parts, Inc.^	726,513
4,506	AutoNation, Inc.*^	219,487
1,985	AutoZone, Inc.*^	1,525,155
10,929	Bed Bath & Beyond, Inc.^	471,149
19,047	Best Buy Co., Inc.^	727,214
13,099	CarMax, Inc.*^	698,832
9,244	Foot Locker, Inc.	626,004
15,351	Gap, Inc. (The)^	341,406
83,829	Home Depot, Inc. (The)	10,787,116
16,298	L Brands, Inc.^	1,153,409
59,361	Lowe’s Cos., Inc.	4,286,458
6,443	O’Reilly Automotive, Inc.*	1,804,749
27,145	Ross Stores, Inc.	1,745,424
5,333	Signet Jewelers, Ltd.^	397,468
42,570	Staples, Inc.	363,974
7,480	Tiffany & Co.^	543,272
44,719	TJX Cos., Inc. (The)^	3,344,087
9,052	Tractor Supply Co.	609,652
3,979	Ulta Salon, Cosmetics & Fragrance, Inc.*	946,922
5,823	Urban Outfitters, Inc.*^	201,010

		31,519,301

Technology Hardware, Storage & Peripherals (3.8%):
365,803	Apple, Inc.	41,354,030
112,409	Hewlett Packard Enterprise Co.	2,557,305
116,440	HP, Inc.	1,808,313
18,906	NetApp, Inc.^	677,213
20,131	Seagate Technology plc^	776,050
19,101	Western Digital Corp.^	1,116,835

		48,289,746

Textiles, Apparel & Luxury Goods (0.8%):
18,943	Coach, Inc.^	692,556
26,638	Hanesbrands, Inc.^	672,610
11,931	Michael Kors Holdings, Ltd.*^	558,251
91,553	Nike, Inc., Class C	4,820,265
5,480	PVH Corp.	605,540
4,005	Ralph Lauren Corp.^	405,066
12,293	Under Armour, Inc., Class A*^	475,493
12,380	Under Armour, Inc., Class C*^	419,187
22,752	VF Corp.	1,275,250

		9,924,218

Tobacco (1.7%):
132,644	Altria Group, Inc.	8,387,080
105,296	Philip Morris International, Inc.	10,236,878
55,849	Reynolds American, Inc.	2,633,280

		21,257,238

Trading Companies & Distributors (0.2%):
19,317	Fastenal Co.^	807,064
5,848	United Rentals, Inc.*	459,010
3,871	W.W. Grainger, Inc.^	870,355

		2,136,429

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Water Utilities (0.1%):
12,024	American Water Works Co., Inc.	$899,876

Total Common Stocks (Cost $675,090,540)		1,271,320,330

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (16.7%):
$214,021,940	AZL S&P 500 Index Fund Securities Lending Collateral Account(b)	214,021,940

Total Securities Held as Collateral for Securities on Loan (Cost $214,021,940)		214,021,940

Unaffiliated Investment Company (0.7%):
8,628,209	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(c)	8,628,209

Total Unaffiliated Investment Company (Cost $8,628,209)		8,628,209

Total Investment Securities (Cost $897,740,689)(d) - 116.6%		1,493,970,479
Net other assets (liabilities) - (16.6)%		(212,304,440)

Net Assets - 100.0%		$1,281,666,039

Percentages indicated are based on net assets as of September 30, 2016.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2016. The total value of securities on loan as of September 30, 2016, was $208,103,264.
+	Affiliated Securities
(a)	All or a portion of this security has been pledged as collateral for open derivative positions.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2016.
(c)	The rate represents the effective yield at September 30, 2016.
(d)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures	Long	12/16/16	94	$10,153,880	$(21,464)

See accompanying notes to the schedules of portfolio investments.

AZL Schroder Emerging Markets Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (99.0%):
Aerospace & Defense (0.4%):
10,848	Korea Aerospace Industries, Ltd.	$752,969

Auto Components (0.9%):
7,605	Hyundai Mobis Co., Ltd.	1,904,296

Automobiles (2.7%):
20,158	Hyundai Motor Co.	2,489,387
21,590	Maruti Suzuki India, Ltd.	1,782,843
163,919	Tata Motors, Ltd.	1,314,810

		5,587,040

Banks (20.8%):
699,173	Akbank T.A.S.	1,878,565
394,437	Axis Bank, Ltd.	3,224,320
167,723	Banco Bradesco SA, ADR	1,521,248
35,676	Banco Santander Chile, ADR	738,136
105,933	Barclays Africa Group, Ltd.	1,169,034
9,411,832	China Construction Bank	7,024,941
165,105	Commercial International Bank Egypt SAE	894,329
29,930	Commercial International Bank Egypt SAE, GDR	118,074
103,308	DGB Financial Group, Inc.	848,454
24,256	Grupo Financiero Galicia SA, ADR	754,604
85,172	Hana Financial Holdings Group, Inc.	2,166,369
141,367	HDFC Bank, Ltd.	2,710,731
443,236	Itau Unibanco Banco Multiplo SA, ADR	4,849,002
379,400	Kasikornbank Public Co., Ltd.	2,065,522
429,633	National Bank of Kuwait	841,926
110,136	OTP Bank Nyrt	2,901,966
606,800	PT Bank Mandiri Tbk	523,171
645,209	Sberbank of Russia, ADR	6,077,868
433,705	Turkiye Garanti Bankasi AS	1,152,446

		41,460,706

Biotechnology (0.3%):
1,520	Medy-Tox, Inc.	624,173

Capital Markets (0.6%):
215,000	BM&F Bovespa SA	1,117,450

Chemicals (2.7%):
24,597	Asian Paints, Ltd.	430,459
172,000	Formosa Chemicals & Fibre Corp.	465,057
616,000	Formosa Plastics Corp.	1,529,563
11,374	LG Chem, Ltd.	2,494,888
362,900	PTT Global Chemical Public Co., Ltd.	618,439

		5,538,406

Construction Materials (0.4%):
12,493	Ultra Tech Cement, Ltd.	724,882

Containers & Packaging (0.4%):
141,600	Klabin SA	742,054

Diversified Consumer Services (1.4%):
60,087	New Oriental Education & Technology Group, Inc., ADR*	2,785,634

Diversified Telecommunication Services (2.1%):
1,544,000	China Unicom (Hong Kong), Ltd.	1,879,486
79,815	Hellenic Telecommunications Organization SA (OTE)	702,539
132,609	Telefonica Brasil SA, ADR	1,918,852

		4,500,877

Electric Utilities (0.4%):
116,092	Enersis SA, ADR	950,794

Electrical Equipment (0.7%):
265,500	Zhuzhou CSR Times Electric Co., Ltd.	1,385,312

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components (3.3%):
78,000	AAC Technologies Holdings, Inc.	$789,868
1,857,959	Hon Hai Precision Industry Co., Ltd.	4,704,480
7,090	LG Innotek Co., Ltd.	504,174
8,726	Samsung SDI Co., Ltd.	767,684

		6,766,206

Food & Staples Retailing (1.3%):
4,861	E-Mart Co., Ltd.	697,305
72,449	X5 Retail Group NV, Registered Shares, GDR*	2,098,848

		2,796,153

Food Products (1.3%):
92,141	BRF SA, ADR	1,571,925
551,000	China Mengniu Dairy Co., Ltd.	1,032,038

		2,603,963

Hotels, Restaurants & Leisure (1.0%):
688,760	MINI International Public Co., Ltd.	779,168
14,066	Yum! Brands, Inc.	1,277,333

		2,056,501

Household Products (0.5%):
82,542	Hindustan Unilever, Ltd.	1,077,520

Industrial Conglomerates (1.4%):
392,764	KOC Holdings AS	1,687,849
19,031	LG Corp.	1,123,448

		2,811,297

Insurance (4.8%):
631,200	AIA Group, Ltd.	4,229,219
1,781,781	Cathay Financial Holding Co., Ltd.	2,290,307
892,400	China Pacific Insurance Group Co., Ltd., Class H	3,316,535

		9,836,061

Internet Software & Services (11.8%):
73,625	Alibaba Group Holding, Ltd., ADR*	7,788,789
56,923	Mail.ru Group, Ltd., Registered Shares, GDR*	997,421
3,903	NHN Corp.	3,133,564
427,700	Tencent Holdings, Ltd.	11,851,094

		23,770,868

IT Services (0.6%):
71,701	Infosys, Ltd.	1,118,887

Machinery (0.3%):
119,700	WEG SA	656,369

Media (2.4%):
10,842	CJ CGV Co., Ltd.	825,351
24,258	Naspers, Ltd.	4,207,341

		5,032,692

Metals & Mining (1.0%):
129,655	MMC Norilsk Nickel PJSC, ADR	2,080,963

Multiline Retail (1.6%):
52,545	El Puerto de Liverpool SAb de C.V.	550,252
5,545	Hyundai Department Store Co., Ltd.	597,061
79,200	Lojas Renner SA	598,457
76,732	S.A.C.I. Falabella	562,674
137,016	Woolworths Holdings, Ltd.	773,444

		3,081,888

Oil, Gas & Consumable Fuels (8.8%):
6,524,400	China Petroleum & Chemical Corp., Class H	4,799,733
76,221	LUKOIL PJSC, ADR	3,714,250
10,438	MOL Hungarian Oil & Gas plc	647,513
136,724	Petroleo Brasileiro SA, ADR*	1,136,177
99,174	Petroleo Brasileiro SA, ADR*	925,293
52,081	Reliance Industries, Ltd.	849,768

Continued

AZL Schroder Emerging Markets Equity Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
319,190	Rosneft Oil Co., Registered Shares, GDR	$1,744,145
4,480	SK Energy Co., Ltd.	662,188
479,200	Thai Oil Public Co., Ltd.	953,031
43,896	Tupras-Turkiye Petrol Rafine	832,769
69,442	Ultrapar Participacoes SA	1,537,438

		17,802,305

Personal Products (1.0%):
5,444	Amorepacific Corp.	1,925,693

Pharmaceuticals (0.3%):
2,351	Yuhan Corp.	593,263

Real Estate Management & Development (1.7%):
246,730	BR Malls Participacoes SA*	939,389
1,209,167	Emaar Properties PJSC	2,335,091

		3,274,480

Semiconductors & Semiconductor Equipment (7.7%):
1,161,000	Advanced Semiconductor Engineering, Inc.	1,393,871
74,360	SK Hynix, Inc.	2,721,823
1,948,110	Taiwan Semiconductor Manufacturing Co., Ltd.	11,426,465

		15,542,159

Software (0.7%):
4,949	Ncsoft Corp.	1,334,828

Technology Hardware, Storage & Peripherals (6.1%):
8,389	Samsung Electronics Co., Ltd.	12,228,187

Textiles, Apparel & Luxury Goods (0.2%):
60,000	Shenzhou International Group	419,472

Transportation Infrastructure (1.1%):
349,256	Companhia de Concessoes Rodoviarias	1,836,720
58,265	Grupo Aeroporturaio del Pacifico SAB de C.V.	554,036

		2,390,756

Wireless Telecommunication Services (6.3%):
568,500	China Mobile, Ltd.	6,980,139
286,000	Far EasTone Telecommunications Co., Ltd.	677,296
59,271	Mobile TeleSystems PJSC, ADR	452,238
130,624	MTN Group, Ltd.	1,121,213
6,052	SK Telecom Co., Ltd.	1,238,679
624,000	Taiwan Mobile Co., Ltd.	2,248,691

		12,718,256

Total Common Stocks (Cost $147,974,062)		199,993,360

Preferred Stocks (0.8%):
Automobiles (0.2%):
3,782	Hyundai Motor Co., Ltd., 1.91%	363,039

Multiline Retail (0.6%):
206,400	Lojas Americanas SA, 0.07%	1,284,763

Total Preferred Stocks (Cost $1,222,850)		1,647,802

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Company (0.3%):
657,511	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(a)	$657,511

Total Unaffiliated Investment Company (Cost $657,511)		657,511

Total Investment Securities (Cost $149,854,423)(b) - 100.1%		202,298,673
Net other assets (liabilities) - (0.1)%		(250,652)

Net Assets - 100.0%		$202,048,021

Percentages indicated are based on net assets as of September 30, 2016.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

*	Non-income producing security.
(a)	The rate represents the effective yield at September 30, 2016.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2016:

Country	Percentage
Argentina	0.4%
Brazil	10.2%
British Virgin Islands	0.5%
Cayman Islands	1.8%
Chile	1.1%
China	16.5%
Egypt	0.5%
Greece	0.3%
Hong Kong	7.0%
Hungary	1.8%
India	6.5%
Indonesia	0.3%
Kuwait	0.4%
Mexico	0.5%
Republic of Korea (South)	19.8%
Russian Federation	8.0%
South Africa	3.6%
Switzerland	1.6%
Taiwan	12.2%
Thailand	2.2%
Turkey	2.7%
United Arab Emirates	1.2%
United States	0.9%

100.0%

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (98.4%):
Aerospace & Defense (1.4%):
13,971	AAR Corp.^	$437,572
30,297	Aerojet Rocketdyne Holdings, Inc.*	532,621
8,800	AeroVironment, Inc.*^	214,808
10,818	Cubic Corp.^	506,391
7,672	Engility Holdings, Inc.*	241,668
17,677	Mercury Computer Systems, Inc.*	434,324
14,219	Moog, Inc., Class A*	846,599
2,041	National Presto Industries, Inc.	179,179
22,833	TASER International, Inc.*^	653,252

		4,046,414

Air Freight & Logistics (0.7%):
10,842	Atlas Air Worldwide Holdings, Inc.*	464,254
11,933	Echo Global Logistics, Inc.*^	275,175
13,192	Forward Air Corp.^	570,686
14,648	Hub Group, Inc.*^	597,053

		1,907,168

Airlines (0.8%):
5,682	Allegiant Travel Co.^	750,422
23,297	Hawaiian Holdings, Inc.*^	1,132,234
22,349	SkyWest, Inc.^	590,237

		2,472,893

Auto Components (1.7%):
33,520	American Axle & Manufacturing Holdings, Inc.*^	577,214
7,563	Cooper-Standard Holding, Inc.*	747,224
13,181	Dorman Products, Inc.*^	842,266
10,714	Drew Industries, Inc.^	1,050,187
10,404	Fox Factory Holding Corp.*	238,980
15,953	Gentherm, Inc.*^	501,243
7,996	Motorcar Parts of America, Inc.*^	230,125
8,576	Standard Motor Products, Inc.^	409,590
9,709	Superior Industries International, Inc.	283,114

		4,879,943

Automobiles (0.1%):
11,635	Winnebago Industries, Inc.	274,237

Banks (9.2%):
15,211	Ameris Bancorp^	531,624
21,915	Banc of California, Inc.^	382,636
11,602	Banner Corp.^	507,471
37,640	Boston Private Financial Holdings, Inc.	482,921
31,180	Brookline Bancorp, Inc.	380,084
14,273	Cardinal Financial Corp.	372,382
13,493	Central Pacific Financial Corp.	339,889
6,476	City Holding Co.	325,678
25,338	Columbia Banking System, Inc.^	829,059
19,407	Community Bank System, Inc.^	933,671
11,253	Customers Bancorp, Inc.*^	283,125
44,563	CVB Financial Corp.^	784,754
50,215	First Bancorp*	261,118
38,920	First Commonwealth Financial Corp.	392,703
26,980	First Financial Bancorp	589,243
28,891	First Financial Bankshares, Inc.^	1,052,788
35,585	First Midwest Bancorp, Inc.	688,926
7,057	First NBC Bank Holding Co.*	66,618
33,342	Glacier Bancorp, Inc.	950,914
25,760	Great Western Bancorp, Inc.^	858,323
14,153	Hanmi Financial Corp.	372,790
53,948	Home Bancshares, Inc.^	1,122,658
55,664	Hope BanCorp, Inc.	966,884
11,489	Independent Bank Corp.^	621,440
18,271	LegacyTexas Financial Group, Inc.^	577,912
18,729	NBT Bancorp, Inc.^	615,622
19,394	OFG Bancorp	196,073
59,183	Old National Bancorp	832,113

Shares		Fair Value
Common Stocks, continued
Banks, continued
7,947	Opus Bank^	$281,085
18,962	Pinnacle Financial Partners, Inc.	1,025,465
15,156	S & T Bancorp, Inc.^	439,372
9,571	ServisFirst Bancshares, Inc.^	496,831
12,641	Simmons First National Corp., Class A^	630,786
10,701	Southside Bancshares, Inc.	344,358
57,270	Sterling Bancorp	1,002,225
20,152	Texas Capital Bancshares, Inc.*^	1,106,748
5,317	Tompkins Financial Corp.^	406,272
19,228	UMB Financial Corp.^	1,143,106
29,402	United Bankshares, Inc.^	1,107,573
30,951	United Community Banks, Inc.	650,590
11,220	Westamerica Bancorp^	570,874
22,662	Wintrust Financial Corp.^	1,259,328

		26,784,032

Biotechnology (1.3%):
20,259	Acorda Therapeutics, Inc.*^	423,008
15,055	AMAG Pharmaceuticals, Inc.*^	368,998
3,523	Eagle Pharmaceuticals, Inc.*^	246,610
15,191	Emergent Biosolutions, Inc.*^	478,972
6,133	Enanta Pharmaceuticals, Inc.*	163,199
8,307	Ligand Pharmaceuticals, Inc., Class B*^	847,812
43,917	Mimedx Group, Inc.*^	376,808
27,690	Momenta Pharmaceuticals, Inc.*	323,696
14,866	Repligen Corp.*^	448,805
30,866	Spectrum Pharmaceuticals, Inc.*^	144,144

		3,822,052

Building Products (1.9%):
17,146	AAON, Inc.^	494,148
6,140	American Woodmark Corp.*	494,700
12,594	Apogee Enterprises, Inc.^	562,826
13,514	Gibraltar Industries, Inc.*	502,045
13,261	Griffon Corp.^	225,570
6,402	Patrick Industries, Inc.*^	396,412
21,414	PGT, Inc.*	228,487
14,879	Quanex Building Products Corp.	256,812
17,865	Simpson Manufacturing Co., Inc.	785,167
12,913	Trex Co., Inc.*^	758,251
8,833	Universal Forest Products, Inc.	869,961

		5,574,379

Capital Markets (1.1%):
9,114	Calamos Asset Management, Inc., Class A^	62,157
23,607	Financial Engines, Inc.^	701,364
12,588	Greenhill & Co., Inc.^	296,699
29,704	Interactive Brokers Group, Inc., Class A^	1,047,660
6,875	INTL FCStone, Inc.*^	267,094
14,503	Investment Technology Group, Inc.	248,581
6,585	Piper Jaffray Cos., Inc.*	318,056
2,642	Virtus Investment Partners, Inc.^	258,546

		3,200,157

Chemicals (3.2%):
12,698	A. Schulman, Inc.	369,766
11,344	American Vanguard Corp.	182,185
13,818	Balchem Corp.^	1,071,310
22,102	Calgon Carbon Corp.	335,287
79,360	Chemours Co. (The)^	1,269,760
22,658	Flotek Industries, Inc.*^	329,447
9,965	Futurefuel Corp.	112,405
22,086	H.B. Fuller Co.	1,026,336
4,043	Hawkins, Inc.	175,183
18,460	Ingevity Corp.*^	851,006
8,527	Innophos Holdings, Inc.	332,809

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
10,470	Innospec, Inc.	$636,681
26,094	Intrepid Potash, Inc.*	29,486
9,125	Koppers Holdings, Inc.*^	293,643
13,599	Kraton Performance Polymers, Inc.*	476,509
9,017	LSB Industries, Inc.*^	77,366
5,795	Quaker Chemical Corp.^	613,864
19,244	Rayonier Advanced Materials, Inc.^	257,292
8,489	Stepan Co.^	616,811
10,859	Tredegar Corp.	201,869

		9,259,015

Commercial Services & Supplies (3.9%):
24,422	ABM Industries, Inc.	969,553
20,379	Brady Corp., Class A	705,317
19,549	Brink’s Co. (The)^	724,877
16,147	Essendant, Inc.^	331,336
8,606	G&K Services, Inc., Class A	821,787
31,488	Healthcare Services Group, Inc.^	1,246,295
28,455	Interface, Inc.	474,914
14,018	Matthews International Corp., Class A^	851,734
19,381	Mobile Mini, Inc.^	585,306
5,760	Multi-Color Corp.^	380,160
90,819	R.R. Donnelley & Sons Co.	1,427,676
12,893	Team, Inc.*^	421,730
25,073	Tetra Tech, Inc.	889,339
6,735	UniFirst Corp.^	888,077
9,486	US Ecology, Inc.^	425,352
8,716	Viad Corp.	321,359

		11,464,812

Communications Equipment (1.5%):
21,257	ADTRAN, Inc.	406,859
3,665	Bel Fuse, Inc., Class B	88,473
6,301	Black Box Corp.^	87,584
16,112	CalAmp Corp.*^	224,762
10,244	Comtech Telecommunications Corp.	131,226
11,481	Digi International, Inc.*	130,883
33,587	Harmonic, Inc.*^	199,171
27,635	Ixia*	345,438
23,897	Lumentum Holdings, Inc.*^	998,177
14,451	NETGEAR, Inc.*^	874,141
101,609	Viavi Solutions, Inc.*	750,891

		4,237,605

Construction & Engineering (0.4%):
14,977	Aegion Corp.*^	285,611
16,392	Comfort Systems USA, Inc.^	480,449
6,995	MYR Group, Inc.*	210,550
11,340	Orion Marine Group, Inc.*	77,679

		1,054,289

Construction Materials (0.3%):
32,481	Headwaters, Inc.*	549,578
6,229	US Concrete, Inc.*^	286,939

		836,517

Consumer Finance (1.0%):
10,473	Encore Capital Group, Inc.*^	235,433
10,531	Enova International, Inc.*^	101,940
21,257	EZCORP, Inc., Class A*^	235,102
21,212	Firstcash, Inc.	998,662
18,987	Green Dot Corp., Class A*^	437,840
20,318	PRA Group, Inc.*^	701,784
2,707	World Acceptance Corp.*^	132,751

		2,843,512

Containers & Packaging (0.0%):
9,325	Myers Industries, Inc.	121,132

Shares		Fair Value
Common Stocks, continued
Distributors (0.3%):
20,063	Core Markt Holdngs Co., Inc.^	$718,256
8,472	VOXX International Corp.*	25,331

		743,587

Diversified Consumer Services (0.4%):
6,986	American Public Education, Inc.*	138,393
5,006	Capella Education Co.	290,548
27,988	Career Education Corp.*^	190,039
15,223	Regis Corp.*	191,049
4,586	Strayer Education, Inc.*^	214,074
9,004	Universal Technical Institute, Inc.	16,027

		1,040,130

Diversified Telecommunication Services (0.9%):
4,664	ATN International, Inc.^	303,347
92,465	Cincinnati Bell, Inc.*^	377,257
17,914	Cogent Communications Group, Inc.^	659,414
21,874	Consolidated Communications Holdings, Inc.	552,100
12,063	General Communication, Inc., Class A*^	165,866
15,049	Inteliquent, Inc.	242,891
35,791	Iridium Communications, Inc.*^	290,265
10,111	Lumos Networks Corp.*^	141,554

		2,732,694

Electric Utilities (0.7%):
21,513	ALLETE, Inc.	1,282,605
17,660	El Paso Electric Co.	825,958

		2,108,563

Electrical Equipment (0.6%):
11,402	AZZ, Inc.	744,209
9,142	Encore Wire Corp.	336,151
21,759	General Cable Corp.^	325,950
3,743	Powell Industries, Inc.	149,907
7,054	Vicor Corp.*	81,826

		1,638,043

Electronic Equipment, Instruments & Components (4.4%):
6,110	Agilysys, Inc.*^	67,943
12,441	Anixter International, Inc.*	802,445
12,716	Badger Meter, Inc.	426,113
21,476	Benchmark Electronics, Inc.*^	535,826
10,650	Coherent, Inc.*^	1,177,251
14,328	CTS Corp.^	266,501
17,222	Daktronics, Inc.^	164,298
7,621	DTS, Inc.	324,197
13,350	Electro Scientific Industries, Inc.*	75,294
2,912	ePlus, Inc.*	274,922
15,922	Fabrinet*	709,962
7,344	FARO Technologies, Inc.*^	264,017
23,809	II-VI, Inc.*	579,273
15,424	Insight Enterprises, Inc.*	502,051
14,559	Itron, Inc.*^	811,810
9,827	Littlelfuse, Inc.^	1,265,817
16,241	Methode Electronics, Inc., Class A^	567,948
7,370	MTS Systems Corp.	339,241
7,896	OSI Systems, Inc.*	516,240
8,280	Park Electrochemical Corp.^	143,824
14,585	Plexus Corp.*	682,286
12,469	Rofin-Sinar Technologies, Inc.*	401,252
7,956	Rogers Corp.*	485,952
32,322	Sanmina Corp.*^	920,207
11,179	ScanSource, Inc.*	408,034
31,507	TTM Technologies, Inc.*^	360,755

		13,073,459

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services (1.8%):
30,311	Archrock, Inc.	$396,468
26,884	Atwood Oceanics, Inc.^	233,622
17,964	Basic Energy Services, Inc.*^	14,899
14,140	Bristow Group, Inc.^	198,243
8,200	CARBO Ceramics, Inc.	89,708
8,404	Era Group, Inc.*^	67,652
13,452	Exterran Corp.*	210,927
5,855	Geospace Technologies Corp.*^	114,055
4,819	Gulf Island Fabrication, Inc.	44,335
8,283	Gulfmark Offshore, Inc., Class A*^	13,915
45,653	Helix Energy Solutions Group, Inc.*	371,159
14,710	Hornbeck Offshore Services, Inc.*^	80,905
11,544	Matrix Service Co.*	216,565
36,865	Newpark Resources, Inc.*^	271,326
27,751	Pioneer Energy Services Corp.*^	112,114
7,085	SEACOR Holdings, Inc.*^	421,488
19,541	Tesco Corp.	159,455
40,715	TETRA Technologies, Inc.*	248,769
20,956	Tidewater, Inc.^	59,096
27,738	U.S. Silica Holdings, Inc.^	1,291,482
22,607	Unit Corp.*	420,490

		5,036,673

Equity Real Estate Investment Trusts (6.5%):
35,090	Acadia Realty Trust^	1,271,662
10,319	Agree Realty Corp.^	510,171
17,390	American Assets Trust, Inc.	754,378
24,942	CareTrust REIT, Inc.	368,643
32,437	Cedar Shopping Centers, Inc.^	233,546
26,364	Chesapeake Lodging Trust^	603,736
14,912	Coresite Realty Corp.^	1,104,084
92,294	Cousins Properties, Inc.^	963,549
89,352	DiamondRock Hospitality, Co.^	813,103
14,328	EastGroup Properties, Inc.^	1,053,968
23,952	Four Corners Property Trust, Inc.^	510,896
46,276	Franklin Street Properties Corp.	583,078
33,028	Geo Group, Inc. (The)^	785,406
11,322	Getty Realty Corp.	270,935
30,376	Government Properties Income Trust^	687,105
36,573	Kite Realty Group Trust	1,013,804
93,906	Lexington Realty Trust^	967,232
17,229	LTC Properties, Inc.^	895,736
36,089	Parkway Properties, Inc.	613,874
30,510	Pennsylvania Real Estate Investment Trust	702,645
8,595	PS Business Parks, Inc.	976,134
47,532	Retail Opportunity Investments Corp.^	1,043,803
28,575	Sabra Health Care REIT, Inc.^	719,519
5,032	Saul Centers, Inc.	335,131
38,141	Summit Hotel Properties, Inc.^	501,936
5,169	Universal Health Realty Income Trust^	325,750
12,507	Urstadt Biddle Properties, Inc., Class A	277,906

		18,887,730

Food & Staples Retailing (0.5%):
16,092	SpartanNash Co.	465,381
116,535	Supervalu, Inc.*	581,510
11,291	The Andersons, Inc.^	408,508

		1,455,399

Food Products (1.7%):
29,029	B&G Foods, Inc.^	1,427,646
6,633	Calavo Growers, Inc.^	433,997
12,999	Cal-Maine Foods, Inc.^	500,981

Shares		Fair Value
Common Stocks, continued
Food Products, continued
71,990	Darling International, Inc.*^	$972,585
6,464	J & J Snack Foods Corp.^	769,992
8,691	Sanderson Farms, Inc.^	837,204
2,528	Seneca Foods Corp., Class A*	71,391

		5,013,796

Gas Utilities (1.8%):
11,958	Northwest Natural Gas Co.	718,795
35,279	Piedmont Natural Gas Co., Inc.^	2,118,152
34,699	South Jersey Industries, Inc.^	1,025,355
19,888	Spire, Inc.	1,267,661

		5,129,963

Health Care Equipment & Supplies (4.1%):
9,857	Abaxis, Inc.^	508,818
5,426	Analogic Corp.^	480,744
12,473	AngioDynamics, Inc.*	218,776
6,484	Anika Therapeutics, Inc.*^	310,259
15,883	Cantel Medical Corp.	1,238,557
10,841	CONMED Corp.^	434,290
11,733	CryoLife, Inc.	206,149
10,397	Cynosure, Inc., Class A*	529,623
22,599	Haemonetics Corp.*	818,310
6,375	ICU Medical, Inc.*	805,673
6,950	Inogen, Inc.*^	416,305
12,069	Integer Holdings Corp.*^	261,777
13,105	Integra LifeSciences Holdings Corp.*^	1,081,818
13,940	Invacare Corp.	155,710
19,241	Masimo Corp.*	1,144,647
18,355	Meridian Bioscience, Inc.^	354,068
19,474	Merit Medical Systems, Inc.*	473,023
14,442	Natus Medical, Inc.*	567,426
16,422	Neogen Corp.*	918,647
5,725	Surmodics, Inc.*^	172,265
7,683	Vascular Solutions, Inc.*	370,551
15,634	Zeltiq Aesthetics, Inc.*^	613,165

		12,080,601

Health Care Providers & Services (3.3%):
12,991	Aceto Corp.	246,699
6,681	Adeptus Health, Inc., Class A*^	287,617
15,197	Air Methods Corp.*^	478,554
3,818	Almost Family, Inc.*^	140,388
12,172	Amedisys, Inc.*^	577,440
21,240	AMN Healthcare Services, Inc.*^	676,919
12,245	BioTelemetry, Inc.*	227,390
7,121	Chemed Corp.^	1,004,558
4,374	CorVel Corp.*	167,962
14,211	Cross Country Healthcare, Inc.*	167,406
18,861	Diplomat Pharmacy, Inc.*^	528,297
20,546	Ensign Group, Inc. (The)^	413,591
18,766	HealthEquity, Inc.*^	710,293
13,881	Healthways, Inc.*	367,291
37,069	Kindred Healthcare, Inc.	378,845
4,134	Landauer, Inc.^	183,880
6,473	LHC Group, Inc.*	238,724
10,736	Magellan Health Services, Inc.*	576,845
13,463	PharMerica Corp.*	377,906
5,349	Providence Service Corp.*	260,122
12,907	Quorum Health Corp.*	80,927
46,484	Select Medical Holdings Corp.*	627,534
12,134	Surgical Care Affiliates, Inc.*^	591,654
5,520	U.S. Physical Therapy, Inc.	346,104

		9,656,946

Health Care Technology (1.2%):
4,915	Computer Programs & Systems, Inc.^	128,085

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Technology, continued
11,139	HealthStream, Inc.*	$307,436
36,949	HMS Holdings Corp.*	819,160
23,999	Medidata Solutions, Inc.*^	1,338,185
15,984	Omnicell, Inc.*^	612,187
20,314	Quality Systems, Inc.	229,954

		3,435,007

Hotels, Restaurants & Leisure (2.7%):
36,999	Belmond, Ltd., Class A*^	470,257
427	Biglari Holdings, Inc.*^	186,181
8,704	BJ’s Restaurants, Inc.*	309,427
8,552	Bob Evans Farms, Inc.^	327,542
36,064	Boyd Gaming Corp.*^	713,346
7,309	Chuy’s Holdings, Inc.*^	204,213
7,532	DineEquity, Inc.	596,459
9,248	El Pollo Loco Holdings, Inc.*^	116,432
11,812	Fiesta Restaurant Group, Inc.*^	283,488
46,524	Interval Leisure Group, Inc.^	798,817
8,041	Marcus Corp.	201,347
10,677	Marriott Vacations Worldwide Corp.^	782,838
4,730	Monarch Casino & Resort, Inc.*	119,054
11,587	Papa John’s International, Inc.^	913,634
9,267	Popeyes Louisiana Kitchen, Inc.*^	492,448
5,808	Red Robin Gourmet Burgers*	261,012
25,199	Ruby Tuesday, Inc.*^	62,998
12,949	Ruth’s Hospitality Group, Inc.	182,840
22,200	Scientific Games Corp., Class A*^	250,194
20,778	Sonic Corp.^	543,968

		7,816,495

Household Durables (1.7%):
3,661	Cavco Industries, Inc.*^	362,622
11,218	Ethan Allen Interiors, Inc.^	350,787
8,694	Installed Building Products, Inc.*^	311,854
11,950	iRobot Corp.*^	525,561
21,612	La-Z-Boy, Inc.	530,791
7,401	LGI Homes, Inc.*^	272,653
17,291	M.D.C. Holdings, Inc.^	446,108
10,731	M/I Homes, Inc.*	252,930
16,526	Meritage Corp.*^	573,451
16,829	TopBuild Corp.*	558,723
6,331	Universal Electronics, Inc.*	471,406
9,563	WCI Communities, Inc.*	226,834

		4,883,720

Household Products (0.4%):
4,079	Central Garden & Pet Co.*^	106,054
14,836	Central Garden & Pet Co., Class A*	367,933
6,148	WD-40 Co.^	691,219

		1,165,206

Industrial Conglomerates (0.1%):
15,885	Raven Industries, Inc.	365,832

Insurance (3.0%):
38,672	American Equity Investment Life Holding Co.	685,655
8,520	Amerisafe, Inc.^	500,806
7,481	eHealth, Inc.*	83,862
14,182	Employers Holdings, Inc.	423,049
4,082	HCI Group, Inc.^	123,930
17,711	Horace Mann Educators Corp.^	649,108
4,877	Infinity Property & Casualty Corp.	402,987
27,652	Maiden Holdings, Ltd.	350,904
4,911	Navigators Group, Inc.	475,974
23,442	ProAssurance Corp.	1,230,236
16,806	RLI Corp.^	1,148,858
6,179	Safety Insurance Group, Inc.	415,352
25,351	Selective Insurance Group, Inc.^	1,010,491
10,272	Stewart Information Services Corp.	456,590

Shares		Fair Value
Common Stocks, continued
Insurance, continued
9,420	United Fire Group, Inc.	$398,654
7,720	United Insurance Holdings Co.^	131,086
14,212	Universal Insurance Holdings, Inc.	358,142

		8,845,684

Internet & Direct Marketing Retail (0.3%):
5,105	Blue Nile, Inc.^	175,714
7,609	FTD Cos., Inc.*	156,517
12,852	Nutri/System, Inc.^	381,576
8,852	PetMed Express, Inc.^	179,519

		893,326

Internet Software & Services (1.5%):
16,904	Blucora, Inc.*^	189,325
21,842	DHI Group, Inc.*	172,333
10,430	Liquidity Services, Inc.*	117,233
23,327	LivePerson, Inc.*^	196,180
11,097	LogMeIn, Inc.^	1,003,058
40,648	Monster Worldwide, Inc.*^	146,739
27,249	NIC, Inc.	640,352
15,907	QuinStreet, Inc.*	48,039
8,516	Shutterstock, Inc.*^	542,469
7,377	Sps Commerce, Inc.*	541,546
7,090	Stamps.com, Inc.*^	670,076
10,975	XO Group, Inc.*	212,147

		4,479,497

IT Services (1.8%):
10,635	CACI International, Inc., Class A*	1,073,073
19,740	Cardtronics plc*^	880,404
29,868	CIBER, Inc.*	34,348
14,064	CSG Systems International, Inc.^	581,265
14,671	Exlservice Holdings, Inc.*	731,203
4,227	Forrester Research, Inc.^	164,430
11,090	ManTech International Corp., Class A^	417,982
15,696	Perficient, Inc.*^	316,274
17,202	Sykes Enterprises, Inc.*	483,892
6,901	TeleTech Holdings, Inc.	200,060
11,896	Virtusa Corp.*^	293,593

		5,176,524

Leisure Products (0.5%):
5,736	Arctic Cat, Inc.^	88,851
41,347	Callaway Golf Co.	480,039
13,594	Nautilus Group, Inc.*	308,856
8,393	Sturm, Ruger & Co., Inc.^	484,779

		1,362,525

Life Sciences Tools & Services (0.4%):
9,815	Albany Molecular Research, Inc.*^	162,046
14,155	Cambrex Corp.*	629,331
17,315	Luminex Corp.*	393,397

		1,184,774

Machinery (4.8%):
25,811	Actuant Corp., Class A^	599,848
4,120	Alamo Group, Inc.	271,467
12,460	Albany International Corp., Class A^	528,055
8,276	Astec Industries, Inc.	495,484
21,817	Barnes Group, Inc.	884,678
18,798	Briggs & Stratton Corp.	350,583
13,398	Chart Industries, Inc.*^	439,856
7,147	CIRCOR International, Inc.^	425,675
9,380	EnPro Industries, Inc.	532,972
11,219	ESCO Technologies, Inc.	520,786
26,105	Federal Signal Corp.	346,152
16,890	Franklin Electric Co., Inc.^	687,592
12,529	Greenbrier Cos, Inc.^	442,274
35,295	Harsco Corp.	350,479

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
27,445	Hillenbrand, Inc.^	$868,360
12,704	John Bean Technologies Corp.^	896,266
4,646	Lindsay Corp.^	343,711
7,429	Lydall, Inc.*	379,845
24,640	Mueller Industries, Inc.	798,829
10,645	Proto Labs, Inc.*^	637,742
18,269	SPX Corp.*	367,938
18,331	SPX FLOW, Inc.*^	566,795
5,567	Standex International Corp.	517,007
7,626	Tennant Co.	494,165
19,391	Titan International, Inc.	196,237
28,044	Wabash National Corp.*^	399,347
12,118	Watts Water Technologies, Inc., Class A^	785,731

		14,127,874

Marine (0.3%):
18,829	Matson, Inc.	750,901

Media (0.6%):
25,064	E.W. Scripps Co. (The), Class A*^	398,518
51,436	Gannett Co., Inc.^	598,715
19,734	Harte-Hanks, Inc.	31,969
11,702	Scholastic Corp.^	460,591
16,414	World Wrestling Entertainment, Inc., Class A^	349,618

		1,839,411

Metals & Mining (1.0%):
104,948	AK Steel Holding Corp.*^	506,899
21,819	Century Aluminum Co.*^	151,642
5,303	Haynes International, Inc.	196,794
7,708	Kaiser Aluminum Corp.	666,665
8,446	Materion Corp.	259,377
3,852	Olympic Steel, Inc.^	85,129
52,912	Stillwater Mining Co.*^	706,904
28,125	SunCoke Energy, Inc.^	225,563
16,765	TimkenSteel Corp.*^	175,194

		2,974,167

Mortgage Real Estate Investment Trusts (0.1%):
42,645	Capstead Mortgage Corp.^	402,142

Multiline Retail (0.1%):
14,750	Fred’s, Inc.^	133,635
19,605	Tuesday Morning Corp.*	117,238

		250,873

Multi-Utilities (0.4%):
27,935	Avista Corp.^	1,167,404

Oil, Gas & Consumable Fuels (1.5%):
26,641	Bill Barrett Corp.*^	148,124
18,446	Bonanza Creek Energy, Inc.*^	18,815
24,082	Carrizo Oil & Gas, Inc.*^	978,210
26,563	Cloud Peak Energy, Inc.*	144,503
9,483	Contango Oil & Gas Co.*	96,916
15,598	Green Plains Renewable Energy, Inc.^	408,668
20,213	Northern Oil & Gas, Inc.*^	54,171
24,479	PDC Energy, Inc.*^	1,641,561
2,560	REX American Resources Corp.*^	216,986
88,178	Synergy Resources Corp.*^	611,074

		4,319,028

Paper & Forest Products (1.2%):
16,895	Boise Cascade Co.*	429,133
7,421	Clearwater Paper Corp.*^	479,916
4,553	Deltic Timber Corp.^	308,375
38,456	KapStone Paper & Packaging Corp.^	727,587
7,288	Neenah Paper, Inc.^	575,825
18,979	P.H. Glatfelter Co.	411,465

Shares		Fair Value
Common Stocks, continued
Paper & Forest Products, continued
13,415	Schweitzer-Mauduit International, Inc.	$517,282

		3,449,583

Personal Products (0.1%):
7,331	Inter Parfums, Inc.^	236,571
4,815	Medifast, Inc.	181,959

		418,530

Pharmaceuticals (1.9%):
15,315	Amphastar Pharmaceuticals, Inc.*^	290,526
3,500	ANI Pharmaceuticals, Inc.*^	232,225
27,028	DepoMed, Inc.*^	675,430
32,342	Impax Laboratories, Inc.*^	766,505
12,903	Lannett Co., Inc.*^	342,833
30,471	Medicines Co. (The)*^	1,149,975
59,688	Nektar Therapeutics*^	1,025,440
8,021	Phibro Animal Health Corp., Class A	218,011
22,132	Sciclone Pharmaceuticals, Inc.*^	226,853
21,618	Supernus Pharmaceuticals, Inc.*^	534,613

		5,462,411

Professional Services (1.7%):
5,612	CDI Corp.	31,820
11,334	Exponent, Inc.^	578,714
7,896	Heidrick & Struggles International, Inc.	146,471
8,339	Insperity, Inc.	605,745
12,339	Kelly Services, Inc., Class A	237,156
25,039	Korn/Ferry International^	525,819
20,716	Navigant Consulting, Inc.*	418,878
21,496	On Assignment, Inc.*	780,090
15,579	Resources Connection, Inc.	232,750
18,607	Trueblue, Inc.*	421,635
16,032	Wageworks, Inc.*	976,508

		4,955,586

Real Estate Management & Development (0.3%):
11,539	Forestar Group, Inc.*^	135,122
15,432	HFF, Inc., Class A^	427,311
7,706	RE/MAX Holdings, Inc., Class A	337,369

		899,802

Road & Rail (0.7%):
10,282	ArcBest Corp.	195,564
12,540	Celadon Group, Inc.	109,600
19,082	Heartland Express, Inc.^	360,268
29,272	Knight Transportation, Inc.^	839,813
10,106	Marten Transport, Ltd.^	212,226
13,345	Roadrunner Transportation System, Inc.*	106,493
11,058	Saia, Inc.*	331,298

		2,155,262

Semiconductors & Semiconductor Equipment (2.9%):
17,450	Advanced Energy Industries, Inc.*^	825,734
29,986	Brooks Automation, Inc.	408,109
10,532	Cabot Microelectronics Corp.	557,248
9,163	CEVA, Inc.*^	321,346
10,788	Cohu, Inc.^	126,651
16,868	Diodes, Inc.*^	359,963
9,220	DSP Group, Inc.*	110,732
18,226	Exar Corp.*	169,684
26,101	Kopin Corp.*	56,900
30,627	Kulicke & Soffa Industries, Inc.*	396,007
23,429	MKS Instruments, Inc.^	1,165,125
10,874	Nanometrics, Inc.*	242,925
12,656	Power Integrations, Inc.^	797,708
48,095	Rambus, Inc.*	601,188

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
13,798	Rudolph Technologies, Inc.*	$244,777
28,625	Semtech Corp.*^	793,771
21,214	Tessera Technologies, Inc.^	815,466
10,302	Ultratech, Inc.*	237,770
17,662	Veeco Instruments, Inc.*	346,705

		8,577,809

Software (3.2%):
39,285	8x8, Inc.*	606,168
20,838	Blackbaud, Inc.^	1,382,393
16,446	Bottomline Technologies, Inc.*	383,356
9,928	Ebix, Inc.^	564,407
14,550	EPIQ Systems, Inc.	239,930
7,855	Interactive Intelligence Group*	472,400
4,171	MicroStrategy, Inc., Class A*^	698,392
18,110	Monotype Imaging Holdings, Inc.	400,412
21,498	Progress Software Corp.*	584,746
12,681	Qualys, Inc.*^	484,287
18,499	Synchronoss Technologies, Inc.*^	761,789
37,792	Take-Two Interactive Software, Inc.*^	1,703,662
10,763	Tangoe, Inc.*^	88,795
36,130	TiVo Corp.*	703,812
13,464	VASCO Data Security International, Inc.*^	237,101

		9,311,650

Specialty Retail (3.8%):
8,622	Asbury Automotive Group, Inc.*	479,987
16,596	Barnes & Noble Education, Inc.*^	158,824
24,540	Barnes & Noble, Inc.^	277,302
7,634	Big 5 Sporting Goods Corp.	103,975
19,021	Caleres, Inc.	481,041
11,443	Cato Corp., Class A	376,360
8,100	Children’s Place Retail Stores, Inc. (The)^	646,947
34,734	Express, Inc.*	409,514
18,302	Finish Line, Inc. (The), Class A^	422,410
24,001	Five Below, Inc.*^	967,000
17,564	Francesca’s Holdings Corp.*^	271,013
9,155	Genesco, Inc.*^	498,581
8,707	Group 1 Automotive, Inc.^	556,203
8,247	Haverty Furniture Cos., Inc.	165,270
9,933	Hibbett Sports, Inc.*^	396,327
6,283	Kirkland’s, Inc.*	76,527
10,218	Lithia Motors, Inc., Class A^	976,022
12,284	Lumber Liquidators Holdings, Inc.*^	241,626
10,724	MarineMax, Inc.*	224,668
14,078	Monro Muffler Brake, Inc.^	861,151
22,973	Rent-A-Center, Inc.^	290,379
20,202	Select Comfort Corp.*	436,363
6,048	Shoe Carnival, Inc.^	161,240
11,708	Sonic Automotive, Inc., Class A	220,110
11,055	Stage Store, Inc.^	62,019
12,731	Stein Mart, Inc.	80,842
21,604	Tailored Brands, Inc.^	339,183
12,423	The Buckle, Inc.^	298,525
14,366	The Tile Shop Holdings, Inc.*	237,757
10,635	Vitamin Shoppe, Inc.*^	285,550
7,835	Zumiez, Inc.*^	141,030

		11,143,746

Technology Hardware, Storage & Peripherals (0.6%):
17,919	Cray, Inc.*^	421,813
20,603	Electronics for Imaging, Inc.*^	1,007,899

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
16,763	Super Micro Computer, Inc.*^	$391,751

		1,821,463

Textiles, Apparel & Luxury Goods (1.3%):
31,959	Crocs, Inc.*	265,260
17,966	G-III Apparel Group, Ltd.*^	523,709
24,336	Iconix Brand Group, Inc.*	197,608
6,683	Movado Group, Inc.^	143,551
6,517	Oxford Industries, Inc.	441,201
5,065	Perry Ellis International, Inc.*	97,653
24,023	Steven Madden, Ltd.*^	830,235
6,488	Unifi, Inc.*	190,942
8,463	Vera Bradley, Inc.*	128,214
43,427	Wolverine World Wide, Inc.^	1,000,124

		3,818,497

Thrifts & Mortgage Finance (1.5%):
40,650	Astoria Financial Corp.	593,490
17,722	Bank Mutual Corp.	136,105
25,491	BofI Holding, Inc.*^	570,998
13,754	Dime Community Bancshares	230,517
3,219	LendingTree, Inc.*^	311,953
19,580	Northfield Bancorp, Inc.	315,238
45,385	Northwest Bancshares, Inc.^	712,999
16,654	Oritani Financial Corp.	261,801
26,536	Provident Financial Services, Inc.	563,359
41,988	TrustCo Bank Corp.^	297,695
12,177	Wawlker & Dunlop, Inc.*	307,591

		4,301,746

Tobacco (0.2%):
9,969	Universal Corp.^	580,395

Trading Companies & Distributors (0.6%):
17,062	Applied Industrial Technologies, Inc.^	797,478
5,589	Dxp Enterprises, Inc.*	157,554
11,709	Kaman Corp., Class A^	514,259
3,519	Veritiv Corp.*	176,548

		1,645,839

Water Utilities (0.4%):
15,888	American States Water Co.^	636,314
20,842	California Water Service Group^	668,820

		1,305,134

Wireless Telecommunication Services (0.1%):
9,000	Spok Holdings, Inc.	160,380

Total Common Stocks (Cost $198,954,587)		286,823,964

Right (0.0%):
Technology Hardware, Storage & Peripherals (0.0%):
10,537	Gerber Scientific, Inc., Expires on 12/31/16(a)*	—

Total Right (Cost $–)		—

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (26.7%):
$77,988,080	AZL Small Cap Stock Index Fund Securities Lending Collateral Account(b)	77,988,080

Total Securities Held as Collateral for Securities on Loan (Cost $77,988,080)		77,988,080

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Company (1.6%):
4,553,342	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(c)	$4,553,342

Total Unaffiliated Investment Company (Cost $4,553,342)		4,553,342

Total Investment Securities (Cost $281,496,009)(d) - 126.7%		369,365,386
Net other assets (liabilities) - (26.7)%		(77,758,464)

Net Assets - 100.0%		$291,606,922

Percentages indicated are based on net assets as of September 30, 2016.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2016. The total value of securities on loan as of September 30, 2016, was $76,877,699.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2016. The total of all such securities represent 0.00% of the net assets of the fund.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2016.
(c)	The rate represents the effective yield at September 30, 2016.
(d)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Amounts shown as “—” are either $0 or round less than $1.

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Futures Contracts

Cash of $242,600 has been segregated to cover margin requirements for the following open contracts as of September 30, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index December Futures	Long	12/16/16	41	$5,118,030	$9,115

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (62.5%):
Aerospace & Defense (0.3%):
30,700	Boeing Co. (The)^	$4,044,418

Auto Components (1.5%):
438,687	Johnson Controls International plc	20,412,106

Beverages (1.4%):
176,433	PepsiCo, Inc.	19,190,617

Biotechnology (0.6%):
27,425	Biogen Idec, Inc.*	8,584,848

Capital Markets (3.0%):
726,800	Bank of New York Mellon Corp. (The)	28,984,784
128,228	Julius Baer Group, Ltd.	5,206,002
92,149	State Street Corp.^	6,416,335

		40,607,121

Chemicals (0.6%):
109,523	LyondellBasell Industries NV, Class A	8,834,126

Diversified Telecommunication Services (0.7%):
81,355	SBA Communications Corp., Class A*	9,124,777

Electric Utilities (2.5%):
59,635	Edison International^	4,308,629
473,562	PG&E Corp.^	28,967,787

		33,276,416

Electrical Equipment (0.5%):
159,162	Sensata Technologies Holding NV*^	6,172,302

Equity Real Estate Investment Trusts (0.6%):
70,000	American Tower Corp.	7,933,100

Food & Staples Retailing (2.9%):
222,200	CVS Health Corp.^	19,773,578
245,923	Walgreens Boots Alliance, Inc.	19,826,312

		39,599,890

Food Products (1.8%):
90,689	Kraft Heinz Co. (The)	8,117,572
383,392	Mondelez International, Inc., Class A	16,830,909

		24,948,481

Health Care Equipment & Supplies (6.8%):
640,800	Abbott Laboratories^	27,099,432
150,045	Becton, Dickinson & Co.	26,967,588
480,134	Danaher Corp.^	37,637,704
21,507	Medtronic plc	1,858,205

		93,562,929

Health Care Providers & Services (4.4%):
167,700	Aetna, Inc.	19,360,965
87,500	Cigna Corp.	11,403,000
16,516	Henry Schein, Inc.*^	2,691,778
42,753	Humana, Inc.	7,562,578
137,100	UnitedHealth Group, Inc.	19,194,000

		60,212,321

Hotels, Restaurants & Leisure (0.6%):
165,300	Aramark Holdings Corp.	6,286,359
38,895	Compass Group plc	754,129

		7,040,488

Industrial Conglomerates (0.8%):
56,354	Roper Industries, Inc.^	10,282,914

Insurance (5.3%):
703,719	Marsh & McLennan Cos., Inc.^	47,325,103
194,399	Willis Towers Watson plc^	25,810,355

		73,135,458

Shares		Fair Value
Common Stocks, continued
Internet & Direct Marketing Retail (1.5%):
24,700	Amazon.com, Inc.*	$20,681,557

Internet Software & Services (2.0%):
4,400	Alphabet, Inc., Class A*	3,537,864
30,510	Alphabet, Inc., Class C*	23,715,118

		27,252,982

IT Services (2.8%):
183,900	Fiserv, Inc.*^	18,292,533
32,625	FleetCor Technologies, Inc.*	5,667,941
37,400	MasterCard, Inc., Class A	3,806,198
122,000	Visa, Inc., Class A^	10,089,400

		37,856,072

Life Sciences Tools & Services (4.3%):
271,073	PerkinElmer, Inc.^	15,209,906
266,800	Thermo Fisher Scientific, Inc.	42,437,208

		57,647,114

Machinery (2.0%):
199,417	Fortive Corp.	10,150,325
21,100	IDEX Corp.^	1,974,327
225,366	Pentair plc^	14,477,512

		26,602,164

Media (2.7%):
355,000	Comcast Corp., Class A^	23,550,700
403,630	Liberty Global plc, Series C*^	13,335,935

		36,886,635

Oil, Gas & Consumable Fuels (0.6%):
233,600	Canadian Natural Resources, Ltd.	7,484,544

Paper & Forest Products (0.0%):
488,000	Sino-Forest Corp.#*(a)(b)	—

Pharmaceuticals (2.2%):
240,700	Pfizer, Inc.^	8,152,509
405,100	Zoetis, Inc.	21,069,251

		29,221,760

Professional Services (1.0%):
451,189	Capita Group plc	3,918,237
182,734	IHS Markit, Ltd.*^	6,861,662
138,229	Reed Elsevier plc	2,622,625

		13,402,524

Semiconductors & Semiconductor Equipment (0.3%):
52,900	Texas Instruments, Inc.^	3,712,522

Software (2.6%):
614,000	Microsoft Corp.	35,366,400

Specialty Retail (2.3%):
25,052	AutoZone, Inc.*^	19,248,454
139,100	Lowe’s Cos., Inc.	10,044,411
4,700	O’Reilly Automotive, Inc.*	1,316,517

		30,609,382

Technology Hardware, Storage & Peripherals (1.1%):
129,000	Apple, Inc.	14,583,450

Tobacco (2.8%):
275,600	Altria Group, Inc.	17,426,188
215,100	Philip Morris International, Inc.	20,912,022

		38,338,210

Total Common Stocks (Cost $737,684,653)		846,607,628

Preferred Stocks (0.6%):
Banks (0.1%):
25,000	U.S. Bancorp, Series G, 0.94%	641,500
9,874	U.S. Bancorp, Series F, 0.86%	297,405

		938,905

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Preferred Stocks, continued
Capital Markets (0.2%):
50,000	Charles Schwab Corp. (The), Series C, 87.18%^	$1,376,500
5,000	Charles Schwab Corp. (The), 21.86%	136,100
20,000	State Street Corp., 2.13%	536,200
21,000	State Street Corp., 5.60%	562,380

		2,611,180

Electric Utilities (0.3%):
150,000	SCE Trust IV, Series J, 6.40%^	4,351,500
25,000	SCE Trust V, Series K, 18.36%	742,250

		5,093,750

Total Preferred Stocks (Cost $7,717,676)		8,643,835

Convertible Preferred Stocks (1.6%):
Banks (0.2%):
2,350	Wells Fargo & Co., Series L, Class A, 0.12%	3,055,000

Electric Utilities (0.5%):
94,208	Nextra Energy, Inc., 0.97%	4,691,558
21,700	SCE Trust I, Series K, 0.88%, Perpetual Bond^	555,303
2,930	SCE Trust II, 0.80%, Perpetual Bond	74,569
32,472	SCE Trust III, 0.76%, Perpetual Bond	978,057

		6,299,487

Equity Real Estate Investment Trusts (0.6%):
68,971	American Tower Corp., 5.02%	7,558,531

Multi-Utilities (0.3%):
87,031	DTE Energy Co., 6.50%	4,525,612

Total Convertible Preferred Stocks (Cost $20,150,007)		21,438,630

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Asset Backed Securities (0.2%):
379,225	DB Master Finance LLC, Class A2I, Series 2015-1A, 3.26%, 2/20/45(c)	381,197

1,330,000	Taco Bell Funding LLC, Class A2I, Series 16-1A, 3.83%, 5/25/46, Callable 8/25/23 @ 100(c)(d)	1,351,523

950,400	Wendys Funding LLC, Class A2I, Series 2015-1A, 3.37%, 6/15/45(c)	954,595

Total Asset Backed Securities (Cost $2,659,625)		2,687,315

Convertible Bond (0.1%):
Automobiles (0.1%):
$1,301,000	Tesla Motors, Inc., 1.25%, 3/1/21	1,112,355

Total Convertible Bond (Cost $1,062,127)		1,112,355

Floating Rate Loans (3.0%):
Diversified Telecommunication Services (0.7%):
6,325,000	Intelsat Jackson Holding SA, 3.75%, 6/30/19(d)	6,007,296
2,593,048	Telesat Canada, 3.50%, 3/28/19(d)	2,592,789

		8,600,085

Food Products (0.4%):
224,772	DE Master Blenders, 4.25%, 7/2/21	255,270

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Floating Rate Loans, continued
Food Products, continued
$2,441,151	DE Master Blenders, 0.00%, 7/2/22(d)	$2,450,305
1,801,860	Pinnacle Foods Finance LLC, 3.00%, 4/29/20(d)	1,809,644
1,401,835	Pinnacle Foods Finance LLC, 3.00%, 4/29/20(d)	1,407,092

		5,922,311

Health Care Providers & Services (0.3%):
4,237,731	DaVita Healthcare Partners, Inc., 3.50%, 6/24/21(d)	4,256,800

Hotels, Restaurants & Leisure (0.4%):
1,362,017	Hilton Worldwide Finance LLC, 3.50%, 10/25/20(d)	1,368,827
132,901	Hilton Worldwide Finance LLC, 3.50%, 10/26/20(d)	133,566
4,275,000	Yum! Brands, Inc., 0.00%, 12/31/49(d)	4,301,718

		5,804,111

Insurance (0.7%):
8,477,196	Hub International, Ltd., 4.25%, 10/2/20, Callable 11/5/16 @ 100(d)	8,479,316

Machinery (0.1%):
1,994,231	Manitowoc Foodservice, Inc., 0.00%, 3/3/23(d)	2,016,666

Media (0.0%):
477,273	Kasima LLC, 0.00%, 5/17/21(d)	477,869

Semiconductors & Semiconductor Equipment (0.1%):
719,821	NXP Funding BV/NXP Funding LLC, 0.00%, 10/30/20(d)	722,340

Software (0.3%):
1,752,737	Kronos, Inc., 4.50%, 10/30/19(d)	1,756,488
2,636,988	Kronos, Inc., 9.75%, 4/30/20(d)	2,678,731

		4,435,219

Total Floating Rate Loans (Cost $40,741,621)		40,714,717

Corporate Bonds (19.8%):
Aerospace & Defense (0.0%):
200,000	Moog, Inc., 5.25%, 12/1/22, Callable 12/1/17 @ 103.94(c)	206,750

Airlines (0.0%):
507,904	U.S. Airways 2010-1A PTT, Series A, 6.25%, 10/22/24	575,201

Banks (0.3%):
3,355,000	JPMorgan Chase & Co., Series Z, 5.30%, 12/31/49, Callable 5/1/20 @ 100(d)	3,401,131

Beverages (0.3%):
1,000,000	Anheuser-Busch InBev NV, 1.90%, 2/1/19	1,009,654
1,295,000	Anheuser-Busch InBev NV, 2.02%, 2/1/21(d)	1,329,109
615,000	Anheuser-Busch InBev NV, 2.65%, 2/1/21, Callable 1/1/21 @ 100^	634,616
650,000	PepsiCo, Inc., 1.25%, 4/30/18	651,408

		3,624,787

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets (0.6%):
$2,600,000	Bank of New York Mellon Corp. (The), Series E, 4.95%, 12/29/49, Callable 6/20/20 @ 100(d)	$2,652,238
1,475,000	Bank of New York Mellon Corp. (The), 4.62%, 12/29/49, Callable 9/20/26 @ 100(d)	1,452,875
500,000	MSCI, Inc., 5.25%, 11/15/24, Callable 11/15/19 @ 102.63(c)	529,325
1,025,000	MSCI, Inc., 5.75%, 8/15/25, Callable 8/15/20 @ 102.88(c)	1,094,188
1,885,000	State Street Corp., Series F, 5.25%, 12/31/49, Callable 9/15/20 @ 100^(d)	1,983,963

		7,712,589

Chemicals (0.1%):
905,000	Cytec Industries, Inc., 3.95%, 5/1/25, Callable 2/1/25 @ 100	914,159
795,000	Ecolab, Inc., 2.00%, 1/14/19^	804,229

		1,718,388

Communications Equipment (0.0%):
365,000	Harris Corp., 2.00%, 4/27/18	367,075

Consumer Finance (1.5%):
850,000	American Honda Finance Corp., 0.95%, 5/5/17	850,038
250,000	Ford Motor Credit Co. LLC, 4.25%, 2/3/17	252,398
2,560,000	Ford Motor Credit Co. LLC, 1.48%, 3/27/17(d)	2,561,928
3,765,000	Ford Motor Credit Co. LLC, 1.46%, 3/27/17	3,769,480
500,000	Ford Motor Credit Co. LLC, 6.63%, 8/15/17	521,814
1,600,000	Ford Motor Credit Co. LLC, 1.36%, 9/8/17(d)	1,600,526
2,000,000	Ford Motor Credit Co. LLC, 1.41%, 12/6/17(d)	1,993,070
975,000	Ford Motor Credit Co. LLC, 1.72%, 12/6/17	975,917
1,160,000	Ford Motor Credit Co. LLC, 2.15%, 1/9/18^	1,166,045
1,625,000	Ford Motor Credit Co. LLC, 5.00%, 5/15/18	1,705,688
1,975,000	Ford Motor Credit Co. LLC, 2.38%, 3/12/19	1,998,931
2,600,000	Ford Motor Credit Co. LLC, 2.60%, 11/4/19	2,640,778

		20,036,613

Containers & Packaging (0.4%):
3,100,000	Beverage Packaging Holdings Luxemberg, 5.75%, 10/15/20, Callable 11/7/16 @ 102.88	3,196,875
500,000	Beverage Packaging Holdings Luxemberg, 6.88%, 2/15/21, Callable 11/7/16 @ 103.44(d)	518,750
2,175,000	Reynolds Group Issuer, Inc., 4.13%, 7/15/21, Callable 7/15/17 @ 102(c)(d)	2,207,625

		5,923,250

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Consumer Services (0.0%):
$ 227,000	Service Corp. International, 5.38%, 5/15/24, Callable 5/15/19 @ 102.69	$240,620

Diversified Financial Services (0.0%):
310,000	National Rural Utilities Cooperative Finance Corp., 0.95%, 4/24/17	309,619

Diversified Telecommunication Services (1.5%):
1,350,000	Level 3 Communications, Inc., 5.38%, 8/15/22, Callable 8/15/17 @ 102.69	1,410,750
1,125,000	Level 3 Financing, Inc., 5.63%, 2/1/23, Callable 2/1/18 @ 102.81^	1,168,594
2,225,000	SBA Communications Corp., 5.63%, 10/1/19, Callable 10/1/16 @ 102.81	2,287,589
3,475,000	SBA Communications Corp., 4.88%, 7/15/22, Callable 7/15/17 @ 103.66^	3,596,625
4,975,000	SBA Communications Corp., 4.88%, 9/1/24, Callable 9/1/19 @ 103.66(c)	5,012,313
6,850,000	Upc Financing Partnership, 0.00%, 8/31/24, Callable 11/5/16 @ 101(d)	6,892,812

		20,368,683

Electric Utilities (0.2%):
1,585,000	Southern Co., 1.55%, 7/1/18	1,591,142
850,000	Southern Co., 1.85%, 7/1/19	856,684
510,000	Virginia Electric & Power Co., Series A, 3.15%, 1/15/26, Callable 10/15/25 @ 100	539,193

		2,987,019

Electronic Equipment, Instruments & Components (0.0%):
360,000	Amphenol Corp., 1.55%, 9/15/17	360,501

Equity Real Estate Investment Trusts (1.1%):
1,280,000	American Tower Corp., 3.30%, 2/15/21, Callable 1/15/21 @ 100	1,338,092
2,550,000	Crown Castle International Corp., 4.88%, 4/15/22	2,844,524
5,425,000	Crown Castle International Corp., 5.25%, 1/15/23	6,142,944
2,125,000	Iron Mountain, Inc., 6.00%, 10/1/20, Callable 10/1/17 @ 103(c)	2,241,875
475,000	Iron Mountain, Inc., 4.38%, 6/1/21, Callable 6/1/18 @ 102.19(c)	492,071
1,225,000	Iron Mountain, Inc., 5.75%, 8/15/24, Callable 8/15/17 @ 102.88^	1,258,688

		14,318,194

Food & Staples Retailing (0.7%):
470,000	Kroger Co. (The), 2.00%, 1/15/19	475,987
4,200,000	Rite Aid Corp., 9.25%, 3/15/20, Callable 11/7/16 @ 104.63	4,431,000
2,875,000	Rite Aid Corp., 6.75%, 6/15/21, Callable 11/7/16 @ 105.06^	3,036,719

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Food & Staples Retailing, continued
$1,040,000	Walgreends Boots Allaince, 1.75%, 5/30/18	$1,045,695

		8,989,401

Food Products (0.2%):
900,000	B&G Foods, Inc., 4.63%, 6/1/21, Callable 11/7/16 @ 103.47^	927,000
2,000,000	Chobani LLC, 0.00%, 12/29/49(d)	1,990,000
200,000	TreeHouse Foods, Inc., 6.00%, 2/15/24, Callable 2/15/19 @ 104.5^(c)	215,250

		3,132,250

Gas Utilities (0.5%):
4,112,000	Amerigas Finance Corp. LLC, 7.00%, 5/20/22, Callable 5/20/17 @ 103.5	4,348,440
1,150,000	Southern Calif Gas Co., 3.20%, 6/15/25, Callable 3/15/25 @ 100	1,225,799
600,000	Suburban Propane Partners, 7.38%, 8/1/21, Callable 11/7/16 @ 103.69	624,000

		6,198,239

Health Care Equipment & Supplies (0.6%):
2,650,000	Becton, Dickinson & Co., 1.80%, 12/15/17	2,662,063
1,130,000	Becton, Dickinson & Co., 2.68%, 12/15/19	1,166,962
1,800,000	Hologic, Inc., 5.25%, 7/15/22, Callable 7/15/18 @ 102.63	1,910,250
1,650,000	Medtronic plc, 1.50%, 3/15/18	1,657,435
795,000	Medtronic plc, 2.50%, 3/15/20^	822,262
375,000	Teleflex, Inc., 4.88%, 6/1/26, Callable 6/1/21 @ 102.44	388,125

		8,607,097

Health Care Providers & Services (2.5%):
771,000	Centene Corp., 5.75%, 6/1/17	788,348
1,725,000	Centene Corp., 5.63%, 2/15/21, Callable 2/15/18 @ 102.81	1,828,500
1,150,000	Centene Corp., 4.75%, 5/15/22, Callable 5/15/19 @ 102.38	1,187,375
2,475,000	Centene Corp., 6.13%, 2/15/24, Callable 2/15/19 @ 104.59	2,685,375
8,450,000	DaVita, Inc., 5.75%, 8/15/22, Callable 8/15/17 @ 102.88^	8,851,374
3,653,000	Fresenius Medical Care, 5.63%, 7/31/19(c)	3,963,505
2,100,000	Fresenius Medical Care, 5.88%, 1/31/22(c)	2,378,250
425,000	Fresenius Medical Care AG & Co. KGaA, 5.75%, 2/15/21(c)	476,000
2,775,000	HCA, Inc., 8.00%, 10/1/18^	3,097,594
625,000	HCA, Inc., 3.75%, 3/15/19	646,094
550,000	HCA, Inc., 4.25%, 10/15/19	573,375
4,728,000	HCA, Inc., 6.50%, 2/15/20	5,236,260
470,000	UnitedHealth Group, Inc., 1.40%, 12/15/17	471,364

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$1,000,000	WellCare Health Plans, Inc., 5.75%, 11/15/20, Callable 11/15/16 @ 102.88	$1,032,500

		33,215,914

Health Care Technology (0.1%):
950,000	IMS Health, Inc., 6.00%, 11/1/20, Callable 11/1/16 @ 101.5(c)	964,250

Hotels, Restaurants & Leisure (1.3%):
1,950,000	Cedar Fair LP, 5.25%, 3/15/21, Callable 11/7/16 @ 103.94	2,018,250
500,000	Hilton Domestic Operating, 4.25%, 9/1/24, Callable 9/1/19 @ 102.13^(c)	510,000
2,175,000	Hilton Worldwide Finance LLC, 5.63%, 10/15/21, Callable 10/24/16 @ 102.81	2,240,250
185,000	McDonald’s Corp., 2.10%, 12/7/18	187,826
925,000	New Red Finance, Inc., 0.00%, 12/10/21(d)	931,068
6,105,000	Six Flags Entertainment Corp., 5.25%, 1/15/21, Callable 11/7/16 @ 103.94(c)	6,303,412
100,000	Yum! Brands, Inc., 6.25%, 3/15/18	106,500
100,000	Yum! Brands, Inc., 5.30%, 9/15/19	108,125
1,075,000	Yum! Brands, Inc., 3.88%, 11/1/20, Callable 8/1/20 @ 100^	1,105,240
3,025,000	Yum! Brands, Inc., 3.75%, 11/1/21, Callable 8/1/21 @ 100^	3,070,375
450,000	Yum! Brands, Inc., 3.88%, 11/1/23, Callable 8/1/23 @ 100^	443,250

		17,024,296

Household Products (0.1%):
850,000	Spectrum Brand, Inc., 6.63%, 11/15/22, Callable 11/15/17 @ 103.31^	918,000

Insurance (0.4%):
825,000	Hub International, Ltd., 9.25%, 2/15/21, Callable 2/15/17 @ 103(c)	858,413
3,950,000	Hub International, Ltd., 7.88%, 10/1/21, Callable 11/7/16 @ 105.91(c)	4,028,999
740,000	Marsh & McLennan Cos., Inc., 2.35%, 3/6/20, Callable 2/6/20 @ 100	753,106
275,000	Marsh & McLennan Cos., Inc., 3.30%, 3/14/23, Callable 1/14/23 @ 100	288,246

		5,928,764

Internet & Direct Marketing Retail (0.2%):
2,505,000	Amazon.com, Inc., 2.60%, 12/5/19, Callable 11/5/19 @ 100	2,599,128

IT Services (0.4%):
1,660,000	Fiserv, Inc., 2.70%, 6/1/20, Callable 5/1/20 @ 100	1,711,646
3,655,000	Visa, Inc., 1.20%, 12/14/17	3,663,808

		5,375,454

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Machinery (0.7%):
$233,000	Case New Holland, Inc., 7.88%, 12/1/17	$247,563
825,000	Caterpillar Financial Services Corp., Series G, 1.25%, 11/6/17^	825,124
970,000	Caterpillar Financial Services Corp., 2.25%, 12/1/19, MTN	990,640
3,475,000	CNH Industrial Capital LLC, 6.25%, 11/1/16	3,485,424
1,725,000	CNH Industrial Capital LLC, 3.25%, 2/1/17^	1,731,468
1,475,000	CNH Industrial Capital LLC, 3.63%, 4/15/18	1,493,438
650,000	CNH Industrial Capital LLC, 3.88%, 7/16/18^	661,375
145,000	Fortive Corp., 1.80%, 6/15/19(c)	145,399
175,000	Manitowoc Foodservice, Inc., 9.50%, 2/15/24, Callable 2/15/19 @ 107.13	200,375

		9,780,806

Media (1.6%):
3,525,000	CCO Holdings LLC, 6.63%, 1/31/22, Callable 1/31/17 @ 103.31	3,692,437
2,625,000	CCO Holdings LLC, 5.25%, 9/30/22, Callable 9/30/17 @ 102.63	2,743,125
1,000,000	CCO Holdings LLC, 5.75%, 9/1/23, Callable 3/1/18 @ 102.88	1,058,750
400,000	CCO Holdings LLC, 5.88%, 4/1/24, Callable 4/1/19 @ 104.41(c)	426,760
3,050,000	Cequel Communications Holdings I LLC, 6.38%, 9/15/20, Callable 11/7/16 @ 103.19(c)	3,141,499
493,639	Charter Communications Operating LLC, 0.00%, 7/1/20, Callable 11/5/16 @ 100(d)	494,975
1,000,000	Charter Communications Operating LLC, 3.58%, 7/23/20, Callable 6/23/20 @ 100(c)	1,045,198
643,367	Charter Communications Operating LLC, 3.00%, 1/3/21, Callable 11/5/16 @ 100(d)	644,842
80,000	COX Communications, Inc., 6.25%, 6/1/18(c)	85,222
2,020,000	Dish DBS Corp., 4.63%, 7/15/17^	2,055,350
225,000	Dish DBS Corp., 4.25%, 4/1/18	231,188
550,000	Lamar Media Corp., 5.88%, 2/1/22, Callable 2/1/17 @ 102.94	572,688
175,000	Sirius XM Radio, Inc., 5.88%, 10/1/20, Callable 10/1/16 @ 102.94(c)	180,142
1,125,000	Sirius XM Radio, Inc., 5.75%, 8/1/21, Callable 11/7/16 @ 104.31^(c)	1,177,875
1,350,000	Sirius XM Radio, Inc., 6.00%, 7/15/24, Callable 7/15/19 @ 103(c)	1,439,438
1,925,000	Time Warner Cable LLC, 6.75%, 7/1/18	2,091,630
650,000	Time Warner Cable, Inc., 5.85%, 5/1/17	666,231

		21,747,350

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Multiline Retail (0.2%):
$100,000	Dollar Tree, 0.00%, 7/6/22(d)	$101,000
2,505,000	Dollar Tree, Inc., 5.75%, 3/1/23, Callable 3/1/18 @ 104.31	2,696,006

		2,797,006

Multi-Utilities (0.1%):
725,000	Berkshire Hathaway Energy Co., 2.40%, 2/1/20, Callable 1/1/20 @ 100	742,625
450,000	CMS Energy Corp., 8.75%, 6/15/19	532,300
210,000	Dominion Resources, Inc., 2.96%, 7/1/19(d)	215,545

		1,490,470

Oil, Gas & Consumable Fuels (2.6%):
1,935,000	Chevron Corp., 1.37%, 3/2/18^	1,938,409
3,075,000	Concho Resources, Inc., 6.50%, 1/15/22, Callable 1/15/17 @ 103.25	3,190,313
1,400,000	Concho Resources, Inc., 5.50%, 10/1/22, Callable 10/1/17 @ 102.75^	1,452,500
4,125,000	Concho Resources, Inc., 5.50%, 4/1/23, Callable 10/1/17 @ 102.75^	4,253,906
2,025,000	Diamondback Energy, Inc., 7.63%, 10/1/21, Callable 11/7/16 @ 105.72^	2,146,500
210,000	EQT Corp., 6.50%, 4/1/18	220,121
425,000	EQT Corp., 8.13%, 6/1/19	485,796
1,200,000	Matador Resources Co., 6.88%, 4/15/23, Callable 4/15/18 @ 105.16^	1,242,000
3,625,000	MPLX LP, 5.50%, 2/15/23, Callable 8/15/17 @ 102.75	3,744,977
4,750,000	MPLX LP, 4.50%, 7/15/23, Callable 4/15/23 @ 100	4,842,269
1,375,000	MPLX LP, 4.88%, 12/1/24, Callable 9/1/24 @ 100^	1,422,198
1,575,000	Range Resources Corp., 5.75%, 6/1/21, Callable 3/1/21 @ 100(c)	1,594,688
875,000	Range Resources Corp., 5.00%, 8/15/22, Callable 2/15/17 @ 102.5^(c)	849,844
1,750,000	Range Resources Corp., 5.00%, 3/15/23, Callable 12/15/22 @ 100^(c)	1,710,625
1,375,000	Range Resources Corp., 4.88%, 5/15/25, Callable 2/15/25 @ 100^	1,320,000
375,000	Targa Resources Partners LP, 4.13%, 11/15/19, Callable 11/15/16 @ 102.06	380,250
1,850,000	Targa Resources Partners LP, 6.88%, 2/1/21, Callable 11/7/16 @ 103.44	1,910,125
1,050,000	Targa Resources Partners LP, 5.25%, 5/1/23, Callable 11/1/17 @ 102.63^	1,063,125

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$2,100,000	Targa Resources Partners LP, 4.25%, 11/15/23, Callable 5/15/18 @ 102.13	$2,029,125

		35,796,771

Pharmaceuticals (0.4%):
985,000	Eli Lilly & Co., 1.25%, 3/1/18	987,203
705,000	Johnson & Johnson, 1.13%, 11/21/17	706,369
3,175,000	Pfizer, Inc., 1.20%, 6/1/18	3,180,106

		4,873,678

Real Estate Management & Development (0.1%):
750,000	CBRE Services, Inc., 5.00%, 3/15/23, Callable 3/15/18 @ 102.5	789,985

Semiconductors & Semiconductor Equipment (0.0%):
399,000	Avago Technologies, 0.00%, 2/1/23(d)	403,545

Specialty Retail (0.5%):
180,000	AutoZone, Inc., 1.63%, 4/21/19	180,609
755,000	AutoZone, Inc., 2.50%, 4/15/21, Callable 3/15/21 @ 100	768,939
1,500,000	L Brands, Inc., 8.50%, 6/15/19^	1,751,250
550,000	L Brands, Inc., 7.00%, 5/1/20	633,875
3,050,000	L Brands, Inc., 6.63%, 4/1/21^	3,515,125

		6,849,798

Textiles, Apparel & Luxury Goods (0.1%):
1,650,000	Levi Strauss & Co., 6.88%, 5/1/22, Callable 5/1/17 @ 103.44	1,749,000

Wireless Telecommunication Services (0.5%):
1,751,000	MetroPCS Wireless, Inc., 6.63%, 11/15/20, Callable 10/17/16 @ 103.31	1,799,153
275,000	T-Mobile USA, Inc., 5.25%, 9/1/18, Callable 10/17/16 @ 101.31	278,781
4,560,000	T-Mobile USA, Inc., 6.54%, 4/28/20, Callable 10/17/16 @ 103.27	4,713,900

		6,791,834

Total Corporate Bonds (Cost $263,819,567)		268,173,456

Foreign Bonds (0.2%):
Diversified Telecommunication Services (0.2%):
1,900,000	UPC Holding BV, 6.38%, 9/15/22, Callable 9/15/17 @ 103.19+(c)	2,262,134

Media (0.0%):
382,500	Lynx I Corp., 6.00%, 4/15/21, Callable 4/15/17 @ 103+(c)	513,653

Total Foreign Bonds (Cost $2,755,087)		2,775,787

Yankee Dollars (3.7%):
Containers & Packaging (0.1%):
825,000	Beverage Packaging Holdings Luxemberg, 5.63%, 12/15/16, Callable 10/30/16 @ 100(c)	823,020

Diversified Telecommunication Services (1.5%):
1,280,000	Telesat Canada, 6.00%, 5/15/17, Callable 11/7/16 @ 100(c)	1,280,000

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Diversified Telecommunication Services, continued
$8,220,000	UPCB Finance VI, Ltd., 6.88%, 1/15/22, Callable 1/15/17 @ 103.44(c)	$8,610,450
200,000	Virgin Media Communications, Ltd., 6.00%, 10/15/24, Callable 10/15/19 @ 103(c)	207,002
7,329,600	Virgin Media Secured Finance plc, 5.38%, 4/15/21, Callable 4/15/17 @ 102.69(c)	7,641,108
1,125,000	Virgin Media Secured Finance plc, 5.25%, 1/15/26, Callable 1/15/20 @ 102.63(c)	1,141,875
3,050,000	Ziggo Secured Finance BV, 5.50%, 1/15/27, Callable 1/15/22 @ 102.75(c)	3,046,188

		21,926,623

Insurance (0.1%):
1,020,000	Trinity Acquistion plc, 4.40%, 3/15/26, Callable 12/15/25 @ 100	1,068,249

Media (0.6%):
5,700,000	Unitymedia Hessen, 5.50%, 1/15/23, Callable 1/15/18 @ 102.75(c)	5,913,750
2,350,000	Unitymedia Kabelbw GMBH, 6.13%, 1/15/25, Callable 1/15/20 @ 103.06(c)	2,464,563

		8,378,313

Oil, Gas & Consumable Fuels (0.2%):
360,000	Canadian Natural Resources, Ltd., 1.75%, 1/15/18	359,497
2,295,000	Shell International Finance BV, 1.27%, 5/11/20(d)	2,297,639

		2,657,136

Pharmaceuticals (0.1%):
1,100,000	Grifols Worldwide OP, Ltd., 5.25%, 4/1/22, Callable 4/1/17 @ 103.94	1,138,500

Professional Services (0.2%):
2,200,000	IHS Markit, Ltd., 5.00%, 11/1/22, Callable 8/1/22 @ 100(c)	2,327,820

Semiconductors & Semiconductor Equipment (0.9%):
200,000	NXP BV/Nxp Funding LLC, 4.13%, 6/15/20(c)	212,250
9,125,000	NXP Funding BV/NXP Funding LLC, 3.75%, 6/1/18(c)	9,387,344
2,575,000	NXP Funding BV/NXP Funding LLC, 5.75%, 2/15/21, Callable 2/15/17 @ 102.88(c)	2,678,000

		12,277,594

Total Yankee Dollars (Cost $50,063,958)		50,597,255

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (10.7%):
$ 144,818,080	AZL T. Rowe Price Capital Appreciation Fund Securities Lending Collateral Account(e)	$144,818,080

Total Securities Held as Collateral for Securities on Loan (Cost $144,818,080)		144,818,080

Unaffiliated Investment Company (8.4%):
114,275,907	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(f)	114,275,907

Total Unaffiliated Investment Company (Cost $114,275,907)		114,275,907

Total Investment Securities (Cost $1,385,748,308)(g) - 110.8%		1,501,844,965
Net other assets (liabilities) - (10.8)%		(147,110,327)

Net Assets - 100.0%		$1,354,734,638

Percentages indicated are based on net assets as of September 30, 2016.

MTN	-	Medium Term Note

#	Security issued in connection with a pending litigation settlement.
*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2016. The total value of securities on loan as of September 30, 2016, was $142,329,512.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2016, these securities represent 0.00% of the net assets of the fund.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2016. The total of all such securities represent 0.00% of the net assets of the fund.
(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(d)	Variable rate security. The rate presented represents the rate in effect at September 30, 2016. The date presented represents the final maturity date.
(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2016.
(f)	The rate represents the effective yield at September 30, 2016.
(g)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Amounts shown as “—” are either $0 or round to less than $1.

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Over-the-counter options written as of September 30, 2016 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Alphabet, Inc.	Citigroup Global Markets	Call	880.00	USD	1/19/18	23	$(97,058)
Alphabet, Inc.	Deutsche Bank	Call	900.00	USD	1/19/18	26	(93,623)
Alphabet, Inc.	Citigroup Global Markets	Call	920.00	USD	1/19/18	23	(70,316)
Alphabet, Inc.	Citigroup Global Markets	Call	940.00	USD	1/19/18	23	(59,502)
Alphabet, Inc.	Deutsche Bank	Call	795.00	USD	1/20/17	43	(115,093)
Alphabet, Inc.	Deutsche Bank	Call	800.00	USD	1/20/17	12	(47,183)
Alphabet, Inc.	Deutsche Bank	Call	800.00	USD	1/20/17	63	(154,478)
Alphabet, Inc.	Deutsche Bank	Call	820.00	USD	1/20/17	17	(28,617)
Alphabet, Inc.	Deutsche Bank	Call	840.00	USD	1/20/17	17	(18,918)
Alphabet, Inc.	Deutsche Bank	Call	900.00	USD	1/20/17	32	(18,380)
Altria Group, Inc.	JPMorgan Chase	Call	65.00	USD	1/20/17	502	(64,950)
Altria Group, Inc.	JPMorgan Chase	Call	67.50	USD	1/20/17	502	(29,984)
American Tower Corp.	JPMorgan Chase	Call	105.00	USD	1/20/17	61	(63,465)
American Tower Corp.	JPMorgan Chase	Call	110.00	USD	1/20/17	120	(79,835)
American Tower Corp.	JPMorgan Chase	Call	115.00	USD	1/20/17	179	(64,885)
Apple, Inc.	Citigroup Global Markets	Call	105.00	USD	1/20/17	264	(278,443)
Apple, Inc.	Citigroup Global Markets	Call	110.00	USD	1/20/17	264	(190,051)
Apple, Inc.	JPMorgan Chase	Call	115.00	USD	1/20/17	734	(335,429)
AutoZone, Inc.	Deutsche Bank	Call	840.00	USD	1/20/17	17	(13,165)
Bank of New York Mellon Corp.	Deutsche Bank	Call	45.00	USD	1/20/17	951	(42,203)
Bank of New York Mellon Corp.	Deutsche Bank	Call	47.00	USD	1/20/17	640	(16,157)
Comcast Corp.	JPMorgan Chase	Call	62.50	USD	1/20/17	924	(473,990)
Comcast Corp.	JPMorgan Chase	Call	65.00	USD	1/20/17	1,332	(446,033)
Comcast Corp.	Royal Bank of Canada	Call	70.00	USD	1/20/17	281	(27,529)
Comcast Corp.	Royal Bank of Canada	Call	72.50	USD	1/20/17	971	(45,322)
CVS Health Corp.	JPMorgan Chase	Call	100.00	USD	1/20/17	134	(5,198)
CVS Health Corp.	JPMorgan Chase	Call	105.00	USD	1/20/17	200	(2,904)
CVS Health Corp.	JPMorgan Chase	Call	110.00	USD	1/20/17	349	(2,197)
CVS Health Corp.	JPMorgan Chase	Call	115.00	USD	1/20/17	150	(466)
Danaher Corp.	Deutsche Bank	Call	87.50	USD	1/20/17	320	(5,600)
Danaher Corp.	JPMorgan Chase	Call	92.50	USD	1/20/17	319	(403,535)
Danaher Corp.	JPMorgan Chase	Call	95.00	USD	1/20/17	319	(328,570)
Danaher Corp.	Deutsche Bank	Call	100.00	USD	1/20/17	148	(91,760)
Danaher Corp.	Deutsche Bank	Call	105.00	USD	1/20/17	405	(125,550)
Danaher Corp.	Deutsche Bank	Call	110.00	USD	1/20/17	256	(29,440)
Danaher Corp.	Deutsche Bank	Call	115.00	USD	1/20/17	97	(2,910)
Lowe’s Cos., Inc.	JPMorgan Chase	Call	80.00	USD	1/20/17	84	(5,423)
Lowe’s Cos., Inc.	JPMorgan Chase	Call	82.50	USD	1/20/17	84	(3,067)

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Lowe’s Cos., Inc.	JPMorgan Chase	Call	85.00	USD	1/20/17	409	$(8,695)
Lowe’s Cos., Inc.	JPMorgan Chase	Call	87.50	USD	1/20/17	159	(2,051)
Lowe’s Cos., Inc.	JPMorgan Chase	Call	90.00	USD	1/20/17	322	(2,618)
LyondellBasell Industries NV	JPMorgan Chase	Call	87.50	USD	1/20/17	593	(105,511)
LyondellBasell Industries NV	JPMorgan Chase	Call	90.00	USD	1/20/17	230	(28,908)
LyondellBasell Industries NV	JPMorgan Chase	Call	92.50	USD	1/20/17	233	(20,658)
Microsoft Corp.	Deutsche Bank	Call	57.50	USD	1/20/17	1,075	(268,437)
Microsoft Corp.	Deutsche Bank	Call	60.00	USD	1/20/17	198	(26,626)
Microsoft Corp.	Deutsche Bank	Call	62.50	USD	1/20/17	1,050	(69,225)
Microsoft Corp.	Deutsche Bank	Call	65.00	USD	1/20/17	1,597	(50,202)
PepsiCo, Inc.	JPMorgan Chase	Call	100.00	USD	1/20/17	135	(131,843)
PepsiCo, Inc.	JPMorgan Chase	Call	105.00	USD	1/20/17	304	(170,936)
PepsiCo, Inc.	JPMorgan Chase	Call	110.00	USD	1/20/17	504	(123,121)
Pfizer, Inc.	JPMorgan Chase	Call	35.00	USD	1/20/17	1,555	(96,729)
Pfizer, Inc.	JPMorgan Chase	Call	36.00	USD	1/20/17	790	(27,443)
Philip Morris International, Inc.	Deutsche Bank	Call	92.50	USD	1/20/17	246	(161,616)
Philip Morris International, Inc.	Deutsche Bank	Call	95.00	USD	1/20/17	458	(216,904)
Philip Morris International, Inc.	Deutsche Bank	Call	97.50	USD	1/20/17	458	(145,994)
Texas Instruments, Inc.	JPMorgan Chase	Call	55.00	USD	1/20/17	213	(327,620)
Texas Instruments, Inc.	JPMorgan Chase	Call	60.00	USD	1/20/17	213	(228,308)
Texas Instruments, Inc.	JPMorgan Chase	Call	72.50	USD	1/20/17	103	(20,479)
The Boeing Co.	Deutsche Bank	Call	160.00	USD	1/20/17	91	(1,639)
The Boeing Co.	Deutsche Bank	Call	165.00	USD	1/20/17	90	(932)
The Boeing Co.	Deutsche Bank	Call	170.00	USD	1/20/17	91	(559)
Thermo Fisher Scientific, Inc.	Deutsche Bank	Call	160.00	USD	1/20/17	68	(41,628)
Thermo Fisher Scientific, Inc.	Deutsche Bank	Call	165.00	USD	1/20/17	195	(72,562)
Thermo Fisher Scientific, Inc.	Deutsche Bank	Call	170.00	USD	1/20/17	321	(68,778)
United Health Group, Inc.	Deutsche Bank	Call	155.00	USD	1/20/17	32	(3,639)
UnitedHealth Group, Inc.	Deutsche Bank	Call	140.00	USD	1/20/17	315	(187,276)
UnitedHealth Group, Inc.	Deutsche Bank	Call	145.00	USD	1/20/17	266	(94,775)
Visa, Inc.	Citigroup Global Markets	Call	95.00	USD	1/19/18	124	(46,972)
Visa, Inc.	JPMorgan Chase	Call	85.00	USD	1/20/17	599	(144,696)
Visa, Inc.	JPMorgan Chase	Call	87.50	USD	1/20/17	449	(66,847)
Visa, Inc.	JPMorgan Chase	Call	90.00	USD	1/20/17	48	(4,259)
Zoetis, Inc.	Deutsche Bank	Call	55.00	USD	1/20/17	255	(30,405)

Total							$(6,880,120)

Exchange-traded options written as of September 30, 2016 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Philip Morris International, Inc.	Call	110.00	USD	1/20/17	102	$(1,683)
Thermo Fisher Scientific, Inc.	Call	155.00	USD	1/20/17	42	(38,966)

Total						$(40,649)

See accompanying notes to the schedules of portfolio investments.

AZL Wells Fargo Large Cap Growth Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (98.4%):
Aerospace & Defense (0.8%):
5,150	Boeing Co. (The)	$678,461

Airlines (0.5%):
11,050	Southwest Airlines Co.	429,735

Biotechnology (8.7%):
11,950	Alexion Pharmaceuticals, Inc.*	1,464,353
5,080	Amgen, Inc.	847,395
12,120	BioMarin Pharmaceutical, Inc.*	1,121,342
18,050	Celgene Corp.*	1,886,767
4,110	Incyte Corp.*	387,532
2,820	Regeneron Pharmaceuticals, Inc.*	1,133,696
6,430	Vertex Pharmaceuticals, Inc.*	560,760

		7,401,845

Chemicals (3.7%):
14,440	Ecolab, Inc.	1,757,637
11,280	Praxair, Inc.	1,362,962

		3,120,599

Communications Equipment (1.3%):
6,940	Palo Alto Networks, Inc.*	1,105,750

Electrical Equipment (0.8%):
5,340	Rockwell Automation, Inc.	653,296

Energy Equipment & Services (0.5%):
5,480	Schlumberger, Ltd.	430,947

Food & Staples Retailing (3.4%):
12,270	Costco Wholesale Corp.	1,871,297
11,330	CVS Health Corp.	1,008,257

		2,879,554

Health Care Equipment & Supplies (2.8%):
9,500	Danaher Corp.	744,705
18,690	Medtronic plc	1,614,816

		2,359,521

Health Care Technology (1.0%):
13,580	Cerner Corp.*	838,565

Hotels, Restaurants & Leisure (2.6%):
9,430	Marriott International, Inc., Class A	634,922
28,510	Starbucks Corp.	1,543,531

		2,178,453

Household Products (0.8%):
8,820	Colgate-Palmolive Co.	653,915

Industrial Conglomerates (1.6%):
7,820	3M Co., Class C	1,378,119

Internet & Direct Marketing Retail (5.7%):
4,800	Amazon.com, Inc.*	4,019,088
570	Priceline Group, Inc. (The)*	838,749

		4,857,837

Internet Software & Services (12.9%):
4,010	Alphabet, Inc., Class A*	3,224,280
3,120	Alphabet, Inc., Class C*	2,425,145
26,060	eBay, Inc.*	857,374
35,800	Facebook, Inc., Class C*	4,592,065

		11,098,864

IT Services (9.4%):
11,200	Accenture plc, Class C	1,368,304
4,700	FleetCor Technologies, Inc.*	816,531
23,220	MasterCard, Inc., Class A	2,363,099
26,520	PayPal Holdings, Inc.*	1,086,524
28,700	Visa, Inc., Class A	2,373,491

		8,007,949

Life Sciences Tools & Services (0.3%):
3,160	Quintiles Transnational Holdings, Inc.*	256,150

Shares		Fair Value
Common Stocks, continued
Machinery (0.4%):
6,695	Fortive Corp.	$340,776

Media (0.2%):
1,810	Walt Disney Co. (The)	168,077

Multiline Retail (3.5%):
37,560	Dollar Tree, Inc.*	2,964,611

Oil, Gas & Consumable Fuels (1.7%):
10,810	Concho Resources, Inc.*	1,484,754

Personal Products (1.5%):
14,900	Estee Lauder Co., Inc. (The), Class A	1,319,544

Pharmaceuticals (1.5%):
2,570	Allergan plc*	591,897
13,930	Zoetis, Inc.	724,499

		1,316,396

Road & Rail (3.3%):
9,510	Kansas City Southern	887,473
19,680	Union Pacific Corp.	1,919,391

		2,806,864

Semiconductors & Semiconductor Equipment (6.8%):
9,610	Broadcom, Ltd.	1,657,917
28,960	Microchip Technology, Inc.	1,799,574
8,470	QUALCOMM, Inc.	580,195
25,100	Texas Instruments, Inc.	1,761,518

		5,799,204

Software (10.5%):
17,570	Activision Blizzard, Inc.	778,351
12,520	Adobe Systems, Inc.*	1,358,920
60,090	Microsoft Corp.	3,461,183
8,890	Mobileye NV*	378,447
4,560	Red Hat, Inc.*	368,585
14,860	Salesforce.com, Inc.*	1,059,964
10,670	ServiceNow, Inc.*	844,531
13,610	Splunk, Inc.*	798,635

		9,048,616

Specialty Retail (6.3%):
15,580	Home Depot, Inc. (The)	2,004,835
6,940	O’Reilly Automotive, Inc.*	1,943,963
16,520	Tractor Supply Co.	1,112,622
1,390	Ulta Salon, Cosmetics & Fragrance, Inc.*	330,792

		5,392,212

Technology Hardware, Storage & Peripherals (1.3%):
9,690	Apple, Inc.	1,095,455

Textiles, Apparel & Luxury Goods (4.6%):
34,460	Nike, Inc., Class C	1,814,319
18,640	Under Armour, Inc., Class A*	720,995
24,050	VF Corp.	1,348,003

		3,883,317

Total Common Stocks (Cost $67,269,136)		83,949,386

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Company (1.4%):
1,217,594	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(a)	1,217,594

Total Unaffiliated Investment Company (Cost $1,217,594)		1,217,594

Total Investment Securities

Continued

AZL Wells Fargo Large Cap Growth Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Company (continued)
	(Cost $68,486,730)(b) - 99.8%	$85,166,980
	Net other assets (liabilities) - 0.2%	154,168

	Net Assets - 100.0%	$85,321,148

Percentages indicated are based on net assets as of September 30, 2016.

*	Non-income producing security.
(a)	The rate represents the effective yield at September 30, 2016.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2016 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL BlackRock Capital Appreciation Fund

•	AZL BlackRock Global Allocation Fund

•	AZL Boston Company Research Growth Fund

•	AZL DFA Emerging Markets Core Equity Fund

•	AZL DFA Five-Year Global Fixed Income Fund

•	AZL DFA International Core Equity Fund

•	AZL DFA U.S. Core Equity Fund

•	AZL DFA U.S. Small Cap Fund

•	AZL Enhanced Bond Index Fund

•	AZL Federated Clover Small Value Fund

•	AZL Franklin Templeton Founding Strategy Plus Fund

•	AZL Gateway Fund

•	AZL Government Money Market Fund

•	AZL International Index Fund

•	AZL Invesco Equity and Income Fund

•	AZL Invesco Growth and Income Fund

•	AZL Invesco International Equity Fund

•	AZL JPMorgan International Opportunities Fund

•	AZL JPMorgan U.S. Equity Fund

•	AZL MetWest Total Return Bond Fund

•	AZL MFS Investors Trust Fund

•	AZL MFS Mid Cap Value Fund

•	AZL MFS Value Fund

•	AZL Mid Cap Index Fund

•	AZL Morgan Stanley Global Real Estate Fund

•	AZL Multi-Manager Mid Cap Growth Fund

•	AZL NFJ International Value Fund

•	AZL Oppenheimer Discovery Fund

•	AZL Pyramis Total Bond Fund

•	AZL Russell 1000 Growth Index Fund

•	AZL Russell 1000 Value Index Fund

•	AZL S&P 500 Index Fund

•	AZL Schroder Emerging Markets Equity Fund

•	AZL Small Cap Stock Index Fund

•	AZL T. Rowe Price Capital Appreciation Fund

•	AZL Wells Fargo Large Cap Growth Fund

The Trust is authorized to issue an unlimited number of shares of the Funds without par value. Shares of the Funds are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Funds only offer their shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments (“Schedules”). The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of the Schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2016 (Unaudited)

Security Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date.

Consolidation of Subsidiaries

The AZL BlackRock Global Allocation Fund’s primary vehicle for gaining exposure to the commodities markets is through investment in the AZL Cayman Global Allocation Fund, Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary of the AZL BlackRock Global Allocation Fund formed in the Cayman Islands, which invests primarily in the commodity-related instruments.

As of September 30, 2016, the AZL BlackRock Global Allocation Fund’s aggregate investment in the Subsidiary was $27,438,322, representing 3.4% of the AZL BlackRock Global Allocation Fund’s net assets. The AZL BlackRock Global Allocation Fund’s investments have been consolidated and include the portfolio holdings of the Subsidiary.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Floating Rate Loans

The Funds may invest in floating rate loans, which usually take the form of loan participations and assignments. These loans are made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates are variable and are tied to a benchmark lending rate. Loans involve a risk of loss in case of default or insolvency of the financial intermediaries who are parties to the transactions. The Funds record an investment when the borrower withdraws money and records the interest as earned.

Repurchase Agreements

The AZL Government Money Market Fund may invest in repurchase agreements with financial institutions such as member banks of the Federal Reserve System or from registered broker/dealers that Allianz Investment Management LLC (the “Manager”) deems creditworthy under guidelines approved by the Board of Trustees (“Trustees”), subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2016 (Unaudited)

Structured Notes

The Funds may invest in structured notes, the values of which are based on the price movements of a reference security or index. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. The terms of the structured notes may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured notes may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or the value of the structured note at maturity which may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

Securities Purchased on a When-Issued Basis

The Funds may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. The Funds will not pay for such securities or start earning interest on them until they are received. When the Funds agree to purchase securities on a when-issued basis, the Funds will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. The Funds may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Short Sales

The Funds may engage in short sales against the box (i.e., where the Funds own or have an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Funds sell a borrowed security and have a corresponding obligation to the lender to return the identical security. The Funds may also incur an interest expense if a security that has been sold short has an interest payment. When the Funds engage in a short sale, the Funds record a liability for securities sold short and record an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Funds also may be required to pay a premium, which would increase the cost of the security sold.

Securities Lending

To generate additional income, the Funds may lend up to 33 1/3% of their assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of the securities is at all times required to post collateral to the Funds in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Funds bear all of the gains and losses on such investments. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Funds. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at September 30, 2016, are presented on the Funds’ Schedules.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Funds managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Funds pay the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2016 (Unaudited)

TBA Purchase and Sale Commitments

The AZL Enhanced Bond Index Fund, AZL MetWest Total Return Bond Fund and Pyramis Total Bond Fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.

To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of September 30, 2016, no collateral had been posted by the Fund to counterparties for TBAs.

Derivative Instruments

All open derivative positions at period end are reflected on the Funds’ Schedules, as applicable. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended September 30, 2016, certain Funds entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency or as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies. In addition to the foreign currency risk related to the use of these contracts, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

The Funds (except for the AZL Government Money Market Fund) may enter into futures contracts. The Funds, except the AZL BlackRock Global Allocation Fund may enter into futures contracts to provide equity or market exposure on the Funds’ cash balances.

The AZL BlackRock Global Allocation Fund may enter into futures contracts to gain exposure to, or economically hedge against changes in the value of equity securities. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Options Contracts

The AZL BlackRock Global Allocation Fund, AZL Gateway Fund and AZL T. Rowe Price Capital Appreciation Fund may purchase or write put and call options on a security or an index of securities.

A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes and options on stocks involve elements of equity price risk.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2016 (Unaudited)

Purchased Options Contracts—The Funds pay a premium which is marked to market to reflect the current value of the option. Premiums paid for purchasing put options which expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing put options are offset against proceeds to determine the realized gain/loss on the transaction. The Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts—The Funds receive a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of the underlying assets and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

During the period ended September 30, 2016, the AZL BlackRock Global Allocation Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of option written, to generate gains from options premiums. During the period ended September 30, 2016, the AZL Gateway Fund purchased and wrote put and call options to hedge against security prices (equity risk). During the period ended September 30, 2016, the AZL T. Rowe Price Capital Appreciation Fund wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and to generate gains from option premiums.

The AZL BlackRock Global Allocation Fund had the following transactions in purchased call and put options during the period ended September 30, 2016:

	Number of Contracts	Notional Amount(a)	Cost
Options outstanding at December 31, 2015	3,440,218	$2,993,098	$6,078,719
Options purchased	2,681,544	345,265	9,289,802
Options exercised	(108,746)	—	(393,862)
Options expired	(776,832)	(2,114,657)	(3,564,357)
Options closed	(3,972,153)	(77,266)	(6,754,589)

Options outstanding at September 30, 2016	1,259,978	$1,144,600	$4,655,713

(a)	Includes swaptions and currency options, as applicable.

The AZL BlackRock Global Allocation Fund had the following transactions in written call and put options during the period ended September 30, 2016:

	Number of Contracts	Notional Amount(a)	Premiums Received
Options outstanding at December 31, 2015	(3,749,332)	$(4,536)	$(3,251,054)
Options written	(1,694,691)	(910,920)	(4,618,987)
Options exercised	60,695	—	122,202
Options expired	986,367	201,612	1,245,429
Options closed	4,160,157	215,161	4,621,675

Options outstanding at September 30, 2016	(236,804)	$(498,683)	$(1,880,735)

(a)	Includes swaptions and currency options, as applicable.

The AZL Gateway Fund had the following transactions in purchased call and put options during the period ended September 30, 2016:

	Number of Contracts	Cost
Options outstanding at December 31, 2015	959	$1,487,578
Options purchased	5,871	8,858,539
Options exercised	—	—
Options expired	(542)	(955,675)
Options closed	(5,423)	(8,227,899)

Options outstanding at September 30, 2016	865	$1,162,543

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2016 (Unaudited)

The AZL Gateway Fund had the following transactions in written call and put options during the period ended September 30, 2016:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2015	(959)	$(4,888,491)
Options written	(7,617)	(28,075,801)
Options exercised	—	—
Options expired	239	741,147
Options closed	7,472	28,740,100

Options outstanding at September 30, 2016	(865)	$(3,483,045)

The AZL T. Rowe Price Capital Appreciation Fund had the following transactions in written call and put options during the period ended September 30, 2016:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2015	(9,287)	$(2,760,331)
Options written	(20,492)	(4,527,966)
Options exercised	993	256,276
Options expired	2,163	442,308
Options closed	1,804	768,834

Options outstanding at September 30, 2016	(24,819)	$(5,820,879)

Swap Agreements

The AZL BlackRock Global Allocation Fund and the AZL Franklin Templeton Founding Strategy Plus Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The Funds may enter into swap agreements to manage their exposure to market, interest rate and credit risk. The value of swap agreements are equal to the Funds’ obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.

Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. For OTC swaps, payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the OTC swap. A liquidation payment received or made at the termination of the OTC swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Funds are included as part of realized gains (losses). Upon entering a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or assets determined to be liquid (the amount is subject to the clearing organization that clears the trade). Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable, as applicable, for variation margin on centrally cleared swaps.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties or clearing house to perform. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house or its members will satisfy its obligations to the Funds.

The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The Funds bear the risk of loss of the amount expected to be received under a swap agreement (i.e., any unrealized appreciation) in the event of the default or bankruptcy of the swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the swap tables in the Consolidated Schedule of Portfolio Investments. The Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as OTC swap contracts, entered into by the Funds, through the Subsidiary in the case of AZL BlackRock Global Allocation Fund, and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding OTC swap transactions under the applicable ISDA Master Agreement.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2016 (Unaudited)

Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. As of September 30, 2016, the AZL BlackRock Global Allocation Fund, AZL Franklin Templeton Founding Strategy Fund entered into OTC and centrally cleared interest rate swap agreements to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).

Currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Credit default swap agreements may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront, periodic, or daily stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. The Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront, periodic, or daily payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which the Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which the Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss.

As of September 30, 2016 the AZL BlackRock Global Allocation Fund entered into OTC and centrally cleared credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2016 (Unaudited)

3. Related Party Transactions

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which each Fund invests. At September 30, 2016, these underlying funds are noted as Affiliated Investment Companies in each Fund’s Schedule of Portfolio Investments. A summary of each Fund’s investments in affiliated investment companies as of September 30, 2016 is as follows:

	Fair Value 12/31/15	Purchases at Cost	Proceeds from Sales	Realized Gain(Loss)	Fair Value 9/30/16	Dividend Income
AZL International Index Fund
Allianz SE, Registered Shares	$3,785,479	$161,592	$(60,883)	$(5,292)	$3,268,215	$185,013

	$3,785,479	$161,592	$(60,883)	$(5,292)	$3,268,215	$185,013

AZL Russell 1000 Growth Index Fund
BlackRock Inc., Class A	$128,717	$—	$(125,686)	$57,194	$—	$1,731

	$128,717	$—	$(125,686)	$57,194	$—	$1,731

AZL Russell 1000 Value Index Fund
BlackRock Inc., Class A	$563,561	$236,082	$(42,999)	$3,385	$812,997	$12,563

	$563,561	$236,082	$(42,999)	$3,385	$812,997	$12,563

						—
AZL S&P 500 Index Fund
BlackRock Inc., Class A	$2,883,864	$—	$(68,794)	$11,786	$3,001,531	$58,182

	$2,883,864	$—	$(68,794)	$11,786	$3,001,531	$58,182

4. Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. Investments of the AZL Government Money Market Fund are valued, in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discounts or premiums are amortized on a constant basis to the maturity of the security and are typically categorized as Level 2 in the fair value hierarchy. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Non exchange-traded derivatives, such as swaps and certain options, are generally valued by approved independent pricing services utilizing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the far value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Funds utilize a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset values are calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities, which are then typically categorized as Level 2 in the fair value hierarchy.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2016 (Unaudited)

The following is a summary of the valuation inputs used as of September 30, 2016 in valuing the Funds’ investments based upon three levels defined above:

AZL BlackRock Capital Appreciation Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Internet Software & Services	$59,422,275	$13,956,970	$—	$73,379,245
Other Common Stocks+	370,194,210	—	—	370,194,210
Preferred Stock+	—	—	6,083,459	6,083,459
Unaffiliated Investment Company	7,599,012	—	—	7,599,012

Total Investment Securities	$437,215,497	$13,956,970	$6,083,459	$457,255,926

AZL BlackRock Global Allocation Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$2,389,606	$9,348,780	$—	$11,738,386
Airlines	5,497,520	2,511,518	—	8,009,038
Auto Components	349,476	8,210,824	—	8,560,300
Automobiles	1,160,567	9,521,239	—	10,681,806
Banks	20,667,963	12,932,449	—	33,600,412
Beverages	2,697,774	2,518,590	—	5,216,364
Biotechnology	8,536,016	1,647,816	—	10,183,832
Building Products	1,794,073	1,936,750	—	3,730,823
Capital Markets	5,520,803	1,994,831	—	7,515,634
Chemicals	7,003,126	12,798,783	—	19,801,909
Commercial Services & Supplies	234,884	536,047	—	770,931
Communications Equipment	3,385,932	1,581,911	—	4,967,843
Construction & Engineering	—	3,489,395	—	3,489,395
Construction Materials	—	1,097,237	—	1,097,237
Distributors	—	141,426	—	141,426
Diversified Financial Services	5,147,910	301,641	—	5,449,551
Diversified Telecommunication Services	983,101	7,633,054	—	8,616,155
Electric Utilities	2,022,317	1,561,136	—	3,583,453
Electrical Equipment	97,994	2,602,447	—	2,700,441
Electronic Equipment, Instruments & Components	1,280,824	3,760,250	—	5,041,074
Equity Real Estate Investment Trusts	4,363,988	125,438	—	4,489,426
Food & Staples Retailing	4,372,828	1,219,484	—	5,592,312
Food Products	1,419,155	6,371,987	—	7,791,142
Gas Utilities	573,071	1,682,179	—	2,255,250
Health Care Equipment & Supplies	3,075,962	1,964,075	—	5,040,037
Health Care Providers & Services	12,913,084	2,140,221	—	15,053,305
Household Durables	998,695	1,603,811	—	2,602,506
Industrial Conglomerates	6,033,030	3,697,164	—	9,730,194
Insurance	11,933,932	6,811,290	—	18,745,222
Internet Software & Services	18,441,211	—	1,199,713	19,640,924
IT Services	6,461,041	800,547	—	7,261,588
Leisure Products	—	941,794	—	941,794
Machinery	684,702	6,870,145	—	7,554,847
Media	13,648,870	1,954,001	6	15,602,877
Metals & Mining	405,508	142,268	—	547,776
Multi-Utilities	2,039,726	122,497	—	2,162,223
Oil, Gas & Consumable Fuels	25,697,189	5,239,659	—	30,936,848
Personal Products	2,702,726	1,402,090	—	4,104,816
Pharmaceuticals	17,869,533	9,420,508	—	27,290,041
Real Estate Management & Development	1,240,043	10,219,745	—	11,459,788
Road & Rail	1,438,994	3,965,828	—	5,404,822
Semiconductors & Semiconductor Equipment	4,334,969	3,260,274	—	7,595,243
Software	5,998,760	1,857,562	3,393,705	11,250,027
Specialty Retail	5,654,203	1,175,597	—	6,829,800
Technology Hardware, Storage & Peripherals	15,508,044	1,033,780	—	16,541,824
Textiles, Apparel & Luxury Goods	1,631,445	2,872,706	—	4,504,151
Tobacco	1,497,097	580,679	—	2,077,776
Transportation Infrastructure	247,197	148,146	—	395,343
Wireless Telecommunication Services	1,305,570	4,941,479	—	6,247,049
Other Common Stocks+	20,442,646	—	—	20,442,646
Preferred Stocks
Automobiles	—	932,366	—	932,366
Banks	1,632,784	178,100	—	1,810,884
Equity Real Estate Investment Trusts	888,043	373,259	—	1,261,302
Health Care Providers & Services	—	1,777,269	400,112	2,177,381
Internet Software & Services	—	—	612,402	612,402
Software	—	—	839,815	839,815
Other Preferred Stocks+	6,902,851	—	—	6,902,851
Warrant	—	45,053	—	45,053
Convertible Preferred Stocks
Banks	—	353,600	—	353,600
Equity Real Estate Investment Trusts	1,015,372	—	—	1,015,372
Internet Software & Services	—	—	1,217,983	1,217,983
Wireless Telecommunication Services	—	1,716,244	—	1,716,244
Private Placements			345,632	345,632
Convertible Bonds+	—	5,794,822	—	5,794,822
Floating Rate Loans+	—	6,726,319	—	6,726,319
Collateralized Mortgage Obligations	—	571,148	—	571,148
Corporate Bonds
Media	—	436,450	593,537	1,029,987
Other Corporate Bonds+	—	26,655,484	—	26,655,484
Foreign Bonds+	—	128,703,450	—	128,703,450
Yankee Dollars+	—	23,608,486	—	23,608,486
U.S. Government Agency Mortgages	—	12,750,769	—	12,750,769
U.S. Treasury Obligations	—	114,031,416	—	114,031,416
Purchased Swaptions	—	144,886	—	144,886
Purchased Options	32,882	4,172,592	—	4,205,474
Exchange Traded Funds	26,258,444	—	—	26,258,444
Securities Held as Collateral for Securities on Loan	—	26,803,061	—	26,803,061
Unaffiliated Investment Company	6,459,815	—	—	6,459,815

Total Investment Securities	304,893,296	524,465,852	8,602,905	837,962,053

Securities Sold Short	(4,102,536)	(521,495)	—	(4,624,031)
Other Financial Instruments:*
Futures Contracts	(210,541)	—	—	(210,541)
Written Options	67,739	382,189	—	449,928
Written Swaptions	—	177,989	—	177,989
Forward Currency Contracts	—	(1,227,883)	—	(1,227,883)
Credit Default Swaps	—	12,897	—	12,897
Currency Swaps	—	(706,743)	—	(706,743)
Interest Rate Swaps	—	(243,663)	—	(243,663)
Total Return Swaps	—	59,618	—	59,618

Total Investments	$300,647,958	$522,398,761	$8,602,905	$831,649,624

AZL Boston Company Research Growth Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$265,082,135	$—	$—	$265,082,135
Affiliated Investment Company	3,422,406	—	—	3,422,406

Total Investment Securities	$268,504,541	$—	$—	$268,504,541

AZL DFA Emerging Markets Core Equity Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$87,173	$64,133	$—	$151,306
Airlines	193,157	310,468	—	503,625
Automobiles	235,366	1,093,739	—	1,329,105
Banks	2,047,971	5,190,644	—	7,238,615
Beverages	941,575	229,745	—	1,171,320
Capital Markets	80,288	747,888	—	828,176
Chemicals	191,502	1,419,639	—	1,611,141
Commercial Services & Supplies	16,795	115,688	—	132,483
Construction & Engineering	43,643	828,749	—	872,392
Construction Materials	133,725	737,643	—	871,368
Consumer Finance	23,492	171,040	—	194,532
Containers & Packaging	26,727	87,452	—	114,179
Diversified Consumer Services	101,073	19,205	—	120,278
Diversified Telecommunication Services	613,595	478,095	—	1,091,690
Electric Utilities	835,558	469,806	—	1,305,364
Electronic Equipment, Instruments & Components	403,010	2,039,216	—	2,442,226
Food & Staples Retailing	433,068	1,015,322	—	1,448,390
Food Products	642,421	1,473,235	—	2,115,656
Gas Utilities	35,517	387,597	—	423,114
Health Care Providers & Services	56,586	432,218	—	488,804
Hotels, Restaurants & Leisure	101,269	598,914	—	700,183
Household Durables	95,832	709,482	—	805,314
Household Products	107,325	207,439	—	314,764

Independent Power & Renewable Electricity Producers	182,270	495,969	—	678,239
Industrial Conglomerates	264,073	1,103,668	—	1,367,741
Insurance	144,160	1,668,071	—	1,812,231
IT Services	684,183	632,496	—	1,316,679
Machinery	56,265	547,308	—	603,573
Media	336,939	690,415	—	1,027,354
Metals & Mining	1,418,794	1,397,973	—	2,816,767
Multiline Retail	181,329	378,769	—	560,098
Oil, Gas & Consumable Fuels	1,372,992	2,388,708	—	3,761,700
Paper & Forest Products	129,326	308,154	—	437,480
Personal Products	62,059	601,268	—	663,327
Pharmaceuticals	151,191	862,840	—	1,014,031
Real Estate Management & Development	173,797	2,085,758	—	2,259,555
Road & Rail	46,512	70,176	—	116,688
Semiconductors & Semiconductor Equipment	2,542,052	1,214,791	—	3,756,843
Software	23,758	189,814	—	213,572
Specialty Retail	25,632	539,705	—	565,337
Technology Hardware, Storage & Peripherals	16,373	3,884,733	—	3,901,106
Textiles, Apparel & Luxury Goods	24,112	627,708	—	651,820
Transportation Infrastructure	367,627	576,706	—	944,333
Water Utilities	179,436	191,447	—	370,883
Wireless Telecommunication Services	968,333	1,218,392	—	2,186,725
Other Common Stocks+	—	5,117,632	—	5,117,632
Preferred Stocks+	239,050	—	—	239,050
Rights	97	4,767	—	4,864
Securities Held as Collateral for Securities on Loan	—	1,301,171	—	1,301,171

Total Investment Securities	$17,037,028	$46,925,796	$—	$63,962,824

AZL DFA Five-Year Global Fixed Income Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Corporate Bonds+	$—	$174,223,788	$—	$174,223,788
Foreign Bonds+	—	5,599,604	—	5,599,604
Securities Held as Collateral for Securities on Loan	—	26,249,754	—	26,249,754
Yankee Dollars+	—	303,146,370	—	303,146,370
Unaffiliated Investment Company	2,949,632	—	—	2,949,632

Total Investment Securities	2,949,632	509,219,516	—	512,169,148

Other Financial Instruments:*
Forward Currency Contracts	—	7,226	—	7,226

Total Investments	$2,949,632	$509,226,742	$—	$512,176,374

AZL DFA International Core Equity Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$209,143	$1,724,943	$—	$1,934,086
Air Freight & Logistics	142,579	568,071	—	710,650
Airlines	22,719	367,876	—	390,595
Auto Components	347,052	4,052,322	—	4,399,374
Automobiles	177,364	5,733,356	—	5,910,720
Banks	4,724,090	9,328,726	—	14,052,816
Beverages	579,884	2,172,661	—	2,752,545
Biotechnology	54,332	572,467	—	626,799
Building Products	110,934	1,593,248	—	1,704,182
Capital Markets	1,553,483	2,375,588	—	3,929,071
Chemicals	551,883	8,168,691	—	8,720,574
Commercial Services & Supplies	664,108	2,189,774	—	2,853,882
Communications Equipment	65,341	345,038	—	410,379
Construction & Engineering	767,230	2,418,999	—	3,186,229
Construction Materials	293,349	1,455,304	—	1,748,653
Containers & Packaging	563,138	797,336	—	1,360,474
Distributors	159,480	37,217	—	196,697
Diversified Consumer Services	45,585	136,440	—	182,025
Diversified Financial Services	285,614	441,176	—	726,790
Diversified Telecommunication Services	871,354	2,853,933	—	3,725,287
Electric Utilities	195,613	1,751,486	—	1,947,099
Electrical Equipment	412,785	2,484,028	—	2,896,813
Electronic Equipment, Instruments & Components	522,304	2,149,384	—	2,671,688
Energy Equipment & Services	515,850	671,594	—	1,187,444
Food & Staples Retailing	904,456	3,681,309	—	4,585,765
Food Products	662,550	4,152,593	—	4,815,143
Gas Utilities	186,132	585,606	—	771,738
Health Care Equipment & Supplies	259,474	1,664,830	—	1,924,304
Health Care Providers & Services	98,443	919,697	—	1,018,140
Hotels, Restaurants & Leisure	831,237	2,345,282	—	3,176,519
Household Durables	439,856	3,095,801	—	3,535,657
Household Products	31,122	581,694	—	612,816

Independent Power & Renewable Electricity Producers	250,685	64,399	—	315,084
Industrial Conglomerates	167,016	1,597,004	—	1,764,020
Insurance	3,606,254	3,589,172	—	7,195,426
Internet & Direct Marketing Retail	47,278	267,469	—	314,747
Internet Software & Services	175,794	534,968	—	710,762
IT Services	848,713	1,104,702	—	1,953,415
Life Sciences Tools & Services	385,756	639,737	—	1,025,493
Machinery	373,708	5,820,441	—	6,194,149
Marine	39,125	505,288	—	544,413
Media	1,447,308	1,914,692	—	3,362,000
Metals & Mining	2,622,975	5,337,037	—	7,960,012
Multiline Retail	187,168	802,751	—	989,919
Multi-Utilities	274,731	843,122	—	1,117,853
Oil, Gas & Consumable Fuels	3,995,442	3,581,178	—	7,576,620
Paper & Forest Products	71,773	1,060,765	—	1,132,538
Personal Products	637,784	291,766	—	929,550
Pharmaceuticals	2,090,000	2,651,322	—	4,741,322
Professional Services	1,193,916	1,411,184	—	2,605,100
Real Estate Management & Development	173,620	3,017,515	—	3,191,135
Road & Rail	546,911	2,365,661	—	2,912,572
Semiconductors & Semiconductor Equipment	564,047	750,669	—	1,314,716
Software	981,833	1,002,095	—	1,983,928
Specialty Retail	301,593	2,136,486	—	2,438,079
Technology Hardware, Storage & Peripherals	258,793	1,154,707	—	1,413,500
Textiles, Apparel & Luxury Goods	344,846	1,871,306	—	2,216,152
Thrifts & Mortgage Finance	25,684	96,782	—	122,466
Tobacco	594,339	503,888	—	1,098,227
Trading Companies & Distributors	736,123	2,657,188	—	3,393,311
Transportation Infrastructure	112,568	938,315	—	1,050,883
Water Utilities	136,894	198,679	—	335,573
Wireless Telecommunication Services	123,900	1,901,273	—	2,025,173
Other Common Stocks+	—	828,284	—	828,284
Preferred Stocks+	—	543,373	—	543,373
Securities Held as Collateral for Securities on Loan	—	323,239	—	323,239

Total Investment Securities	$40,565,061	$123,722,927	$—	$164,287,988

AZL DFA U.S. Core Equity Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$538,497,594	$—	$—	$538,497,594
Right	—	2,866	—	2,866
Securities Held as Collateral for Securities on Loan	—	54,589,673	—	54,589,673
Unaffiliated Investment Company	1,360,953	—	—	1,360,953

Total Investment Securities	$539,858,547	$54,592,539	$—	$594,451,086

AZL DFA U.S. Small Cap Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$204,766,032	$—	$—	$204,766,032
Securities Held as Collateral for Securities on Loan	—	39,705,471	—	39,705,471
Unaffiliated Investment Company	861,215	—	—	861,215

Total Investment Securities	$205,627,247	$39,705,471	$—	$245,332,718

AZL Enhanced Bond Index Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$60,870,758	$—	$60,870,758
Collateralized Mortgage Obligations	—	40,099,459	—	40,099,459
Corporate Bonds+	—	144,699,558	—	144,699,558
Municipal Bonds	—	8,139,277	—	8,139,277
U.S. Government Agency Mortgages	—	264,529,212	—	264,529,212
U.S. Treasury Obligations	—	188,651,981	—	188,651,981
Yankee Dollars+	—	39,066,187	—	39,066,187
Certificate of Deposit	—	56,095,418	—	56,095,418
Commercial Paper	—	17,311,201	—	17,311,201
Securities Held as Collateral for Securities on Loan	—	69,628,928	—	69,628,928
Unaffiliated Investment Company	5,317,455	—	—	5,317,455

Total Investment Securities	5,317,455	889,091,979	—	894,409,434

Securities Sold Short	—	(70,050,791)	—	(70,050,791)
Other Financial Instruments:*
Futures Contracts	45,409	—	—	45,409

Total Investments	$5,362,864	$819,041,188	$—	$824,404,052

AZL Federated Clover Small Value Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$265,294,483	$—	$—	$265,294,483
Unaffiliated Investment Company	25,609,147	—	—	25,609,147

Total Investment Securities	$290,903,630	$—	$—	$290,903,630

AZL Franklin Templeton Founding Strategy Plus Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$3,537,048	$1,584,562	$—	$5,121,610
Air Freight & Logistics	653,973	80,378	—	734,351
Airlines	—	2,473,410	—	2,473,410
Auto Components	—	1,613,259	—	1,613,259
Automobiles	6,898,589	6,655,387	—	13,553,976
Banks	31,632,887	17,476,214	—	49,109,101
Capital Markets	3,707,360	738,908	—	4,446,268
Chemicals	4,301,240	4,153,405	—	8,454,645
Commercial Services & Supplies	1,440,348	764,217	—	2,204,565
Communications Equipment	7,087,938	3,191,371	—	10,279,309
Construction & Engineering	—	173,584	—	173,584
Construction Materials	2,488,959	1,336,514	—	3,825,473
Diversified Telecommunication Services	5,222,671	3,432,234	—	8,654,905
Food & Staples Retailing	8,438,556	2,726,013	—	11,164,569
Health Care Equipment & Supplies	11,622,948	2,035,874	—	13,658,822
Household Durables	—	1,198,866	—	1,198,866
Industrial Conglomerates	3,697,168	3,430,556	—	7,127,724
Insurance	23,831,711	1,879,404	—	25,711,115
Life Sciences Tools & Services	—	984,679	—	984,679
Machinery	6,494,661	880,767	—	7,375,428
Marine	—	1,702,139	—	1,702,139
Metals & Mining	4,434,992	3,695,821	—	8,130,813
Oil, Gas & Consumable Fuels	26,004,573	18,037,654	—	44,042,227
Pharmaceuticals	31,465,230	9,210,408	—	40,675,638
Professional Services	—	1,572,713	—	1,572,713
Specialty Retail	429,243	1,370,984	—	1,800,227
Technology Hardware, Storage & Peripherals	7,925,759	10,501,956	—	18,427,715
Tobacco	5,435,078	6,057,809	—	11,492,887
Wireless Telecommunication Services	1,390,753	6,132,795	—	7,523,548
Other Common Stocks+	96,043,396	—	—	96,043,396
Convertible Bond+	—	1,060,172	—	1,060,172
Convertible Preferred Stocks
Multi-Utilities	462,767	—	—	462,767
Other Convertible Preferred Stocks+	—	75,557	—	75,557
Corporate Bonds+	—	24,613,808	—	24,613,808
Floating Rate Loans+	—	43,616	—	43,616
Foreign Bonds+	—	92,106,686	—	92,106,686
Municipal Bond	—	568,109	—	568,109
Preferred Stocks
Banks	—	540,800	—	540,800
Electric Utilities	—	1,182,000	—	1,182,000
Other Preferred Stocks+	1,942,464	—	—	1,942,464
U.S. Government Agency Mortgages	—	12,345,000	—	12,345,000
U.S. Treasury Obligation	—	999,703	—	999,703
Yankee Dollars+	—	19,472,738	—	19,472,738
Securities Held as Collateral for Securities on Loan	—	1,010,430	—	1,010,430
Unaffiliated Investment Company	79,915,421	—	—	79,915,421

Total Investment Securities	376,505,733	269,110,500	—	645,616,233

Other Financial Instruments:*
Forward Currency Contracts	—	(5,568,554)	—	(5,568,554)
Interest Rate Swaps	—	(2,218,237)	—	(2,218,237)

Total Investments	$376,505,733	$261,323,709	$—	$637,829,442

AZL Gateway Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$188,751,496	$—	$—	$188,751,496
Purchased Put Options	492,985	—	—	492,985
Unaffiliated Investment Company	3,664,115	—	—	3,664,115

Total Investment Securities	192,908,596	—	—	192,908,596

Other Financial Instruments:*
Written Options	(2,580,425)	—	—	(2,580,425)

Total Investments	$190,328,171	$—	$—	$190,328,171

AZL Government Money Market Fund Investment Securities:	Level 1	Level 2	Level 3	Total
U.S. Government Agency Mortgages	$—	$283,889,367	$—	$283,889,367
U.S. Treasury Obligations	—	47,672,745	—	47,672,745
Repurchase Agreement	—	362,200,000	—	362,200,000
Unaffiliated Investment Company	270,046	—	—	270,046

Total Investment Securities	$270,046	$693,762,112	$—	$694,032,158

AZL International Index Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$261,714	$5,916,030	$—	$6,177,744
Air Freight & Logistics	153,285	2,169,409	—	2,322,694
Airlines	102,416	1,145,740	—	1,248,156
Automobiles	784,708	19,484,490	—	20,269,198
Banks	7,262,526	59,025,642	—	66,288,168
Beverages	94,801	17,184,291	—	17,279,092
Biotechnology	330,815	5,936,219	—	6,267,034
Capital Markets	2,346,523	10,464,835	—	12,811,358
Chemicals	277,422	22,740,208	—	23,017,630
Commercial Services & Supplies	678,696	3,240,329	—	3,919,025
Construction & Engineering	552,253	4,862,548	—	5,414,801
Construction Materials	1,487,459	2,765,327	—	4,252,786
Diversified Financial Services	652,521	3,456,959	—	4,109,480
Diversified Telecommunication Services	2,342,879	14,839,460	—	17,182,339
Electric Utilities	822,056	9,689,666	—	10,511,722
Electronic Equipment, Instruments & Components	236,199	7,236,832	—	7,473,031
Energy Equipment & Services	463,912	427,046	—	890,958
Equity Real Estate Investment Trusts	2,115,515	9,492,488	—	11,608,003
Food & Staples Retailing	599,710	10,042,960	—	10,642,670
Food Products	1,367,695	19,184,071	—	20,551,766
Gas Utilities	363,636	2,984,506	—	3,348,142
Health Care Equipment & Supplies	372,207	5,568,147	—	5,940,354
Hotels, Restaurants & Leisure	1,402,887	6,794,876	—	8,197,763
Industrial Conglomerates	355,309	9,890,303	—	10,245,612
Insurance	8,207,817	22,813,317	—	31,021,134
Internet Software & Services	263,891	736,664	—	1,000,555
IT Services	1,516,716	2,557,808	—	4,074,524
Machinery	522,110	14,392,939	—	14,915,049
Media	2,582,741	5,600,817	—	8,183,558
Multi-Utilities	1,897,215	5,133,914	—	7,031,129
Pharmaceuticals	9,059,151	41,265,101	—	50,324,252
Professional Services	1,143,728	5,365,581	—	6,509,309
Real Estate Management & Development	299,674	12,008,471	—	12,308,145
Semiconductors & Semiconductor Equipment	1,710,027	3,870,833	—	5,580,860
Software	1,644,235	7,076,292	—	8,720,527
Specialty Retail	2,098,566	4,219,578	—	6,318,144
Textiles, Apparel & Luxury Goods	1,558,518	8,227,450	—	9,785,968
Trading Companies & Distributors	732,452	7,124,284	—	7,856,736
Transportation Infrastructure	1,133,096	2,621,250	—	3,754,346
Water Utilities	389,225	430,698	—	819,923
Other Common Stocks+	—	137,972,135	—	137,972,135
Preferred Stocks+	—	2,919,492	—	2,919,492
Securities Held as Collateral for Securities on Loan	—	6,726,160	—	6,726,160

Total Investment Securities	60,186,306	545,605,166	—	605,791,472

Other Financial Instruments:*
Futures Contracts	73,091	—	—	73,091

Total Investments	$60,259,397	$545,605,166	$—	$605,864,563

AZL Invesco Equity and Income Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Metals & Mining	$—	$6,433,226	$—	$6,433,226
Oil, Gas & Consumable Fuels	66,583,724	24,801,264	—	91,384,988
Pharmaceuticals	47,922,731	7,979,420	—	55,902,151
Specialty Retail	—	5,269,316	—	5,269,316
Other Common Stocks+	654,587,211	—	—	654,587,211
Convertible Bonds+	—	95,085,527	—	95,085,527
Convertible Preferred Stocks
Banks	267,500	1,850,688	—	2,118,188
Other Convertible Preferred Stocks+	—	4,640,961	—	4,640,961
Corporate Bonds+	—	124,835,500	—	124,835,500
U.S. Government Agency Mortgages	—	1,296,045	—	1,296,045
U.S. Treasury Obligations	—	143,756,644	—	143,756,644
Yankee Dollars+	—	29,852,562	—	29,852,562
Securities Held as Collateral for Securities on Loan	—	331,500	—	331,500
Unaffiliated Investment Company	35,633,920	—	—	35,633,920

Total Investment Securities	804,995,086	446,132,653	—	1,251,127,739

Other Financial Instruments:*
Forward Currency Contracts	—	215,979	—	215,979

Total Investments	$804,995,086	$446,348,632	$—	$1,251,343,718

AZL Invesco Growth and Income Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Metals & Mining	$—	$2,594,548	$—	$2,594,548
Oil, Gas & Consumable Fuels	28,114,804	10,564,174	—	38,678,978
Pharmaceuticals	19,508,087	3,158,446	—	22,666,533
Specialty Retail	—	2,065,400	—	2,065,400
Other Common Stocks+	259,555,767	—	—	259,555,767
Unaffiliated Investment Company	8,737,237	—	—	8,737,237

Total Investment Securities	315,915,895	18,382,568	—	334,298,463

Other Financial Instruments:*
Forward Currency Contracts	—	88,432	—	88,432

Total Investments	$315,915,895	$18,471,000	$—	$334,386,895

AZL Invesco International Equity Fund Investment Securities:	Level 1	Level 2	Level 3		Total
Common Stocks
Beverages	$5,235,143	$9,762,565	$—		$14,997,708
Capital Markets	6,969,020	24,371,036	—		31,340,056
Insurance	9,557,210	—	—		9,557,210
Internet Software & Services	3,919,421	7,382,127	—		11,301,548
IT Services	11,391,777	6,517,482	—		17,909,259
Life Sciences Tools & Services	—	—	—	^	—	^
Media	31,690,696	21,568,388	—		53,259,084
Oil, Gas & Consumable Fuels	14,167,363	5,650,732	—		19,818,095
Pharmaceuticals	13,109,167	11,490,219	—		24,599,386
Professional Services	1,949,186	13,519,317	—		15,468,503
Road & Rail	4,474,583	—	—		4,474,583
Semiconductors & Semiconductor Equipment	23,105,930	—	—		23,105,930
Other Common Stocks+	—	171,402,812	—		171,402,812
Unaffiliated Investment Company	30,691,252	—	—		30,691,252

Total Investment Securities	$156,260,748	$271,664,678	—	^	$427,925,426

AZL JPMorgan International Opportunities Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Automobiles	$5,333,746	$11,489,978	$—	$16,823,724
Banks	12,542,776	33,305,639	—	45,848,415
Energy Equipment & Services	6,078,600	—	—	6,078,600
Food & Staples Retailing	2,841,881	—	—	2,841,881
Food Products	4,069,445	9,097,600	—	13,167,045
Insurance	5,569,825	17,091,145	—	22,660,970
IT Services	6,673,117	—	—	6,673,117
Textiles, Apparel & Luxury Goods	5,351,301	—	—	5,351,301
Other Common Stocks+	—	338,695,044	—	338,695,044
Preferred Stock+	6,985,392	—	—	6,985,392
Unaffiliated Investment Company	6,234,921	—	—	6,234,921

Total Investment Securities	61,681,004	409,679,406	—	471,360,410

Other Financial Instruments:*
Forward Currency Contracts	—	190,560	—	190,560

Total Investments	$61,681,004	$409,869,966	$—	$471,550,970

AZL JPMorgan U.S. Equity Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$385,774,800	$—	$—	$385,774,800
Unaffiliated Investment Company	600,854	—	—	600,854

Total Investment Securities	$386,375,654	$—	$—	$386,375,654

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2016 (Unaudited)

AZL MetWest Total Return Bond Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$26,286,832	$—	$26,286,832
Collateralized Mortgage Obligations	—	44,323,611	—	44,323,611
Corporate Bonds+	—	77,904,042	—	77,904,042
Municipal Bonds	—	2,398,549	—	2,398,549
Securities Held as Collateral for Securities on Loan	—	107,000	—	107,000
U.S. Government Agency Mortgages	—	142,064,228	—	142,064,228
U.S. Treasury Obligations	—	121,864,964	—	121,864,964
Yankee Dollars+	—	6,456,279	—	6,456,279
Unaffiliated Investment Company	4,552,235	—	—	4,552,235

Total Investment Securities	4,552,235	421,405,505	—	425,957,740

Other Financial Instruments:*
Futures Contracts	(23,226)	—	—	(23,226)

Total Investments	$4,529,009	$421,405,505	$—	$425,934,514

AZL MFS Investors Trust Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Beverages	$—	$5,895,657	$—	$5,895,657
Food Products	8,031,290	3,952,580	—	11,983,870
Textiles, Apparel & Luxury Goods	3,872,117	3,883,492	—	7,755,609
Other Common Stocks+	256,437,899	—	—	256,437,899
Unaffiliated Investment Company	2,161,115	—	—	2,161,115

Total Investment Securities	$270,502,421	$13,731,729	$—	$284,234,150

AZL MFS Mid Cap Value Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$179,204,307	$1,732,140	$—	$180,936,447
Preferred Stock+	670,273	—	—	670,273
Unaffiliated Investment Company	3,893,390	—	—	3,893,390

Total Investment Securities	$183,767,970	$1,732,140	$—	$185,500,110

AZL MFS Value Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Beverages	$—	$4,799,980	$—	$4,799,980
Food Products	11,359,401	9,383,701	—	20,743,102
Pharmaceuticals	33,520,133	973,904	—	34,494,037
Wireless Telecommunication Services	—	841,948	—	841,948
Other Common Stocks+	364,745,607	—	—	364,745,607
Unaffiliated Investment Company	2,502,446	—	—	2,502,446

Total Investment Securities	$412,127,587	$15,999,533	$—	$428,127,120

AZL Mid Cap Index Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$412,217,294	$—	$—	$412,217,294
Securities Held as Collateral for Securities on Loan	—	105,152,364	—	105,152,364
Unaffiliated Investment Company	12,749,863	—	—	12,749,863

Total Investment Securities	424,967,157	105,152,364	—	530,119,521

Other Financial Instruments:*
Futures Contracts	(87,511)	—	—	(87,511)

Total Investments	$424,879,646	$105,152,364	$—	$530,032,010

AZL Morgan Stanley Global Real Estate Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Diversified Real Estate Activities	$—	$14,596,339	$—	$14,596,339
Diversified REITs	2,645,670	7,801,400	—	10,447,070
Hotel & Resort REITs	5,969,895	187,491	—	6,157,386
Industrial REITs	3,299,761	2,704,062	—	6,003,823
Office REITs	15,613,341	6,686,343	—	22,299,684
Real Estate Development	309,071	2,931,919	—	3,240,990
Real Estate Operating Companies	865,200	12,931,896	—	13,797,096
Residential REITs	16,639,787	727,775	—	17,367,562
Retail REITs	28,209,233	10,753,175	—	38,962,408
Other Common Stocks+	14,936,430	—	—	14,936,430
Securities Held as Collateral for Securities on Loan	—	9,538,396	—	9,538,396
Unaffiliated Investment Company	1,099,704	—	—	1,099,704

Total Investment Securities	$89,588,092	$68,858,796	$—	$158,446,888

AZL Multi-Manager Mid Cap Growth Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Internet & Direct Marketing Retail	$2,559,884	$1,515,774	$—	$4,075,658
Other Common Stocks+	309,898,147	—	—	309,898,147
Private Placements
Internet & Direct Marketing Retail	—	—	1,971,296	1,971,296
Internet Software & Services	—	23,078	12,259,385	12,282,463
Software	—	—	2,639,355	2,639,355
Unaffiliated Investment Company	9,970,412	—	—	9,970,412

Total Investment Securities	$322,428,443	$1,538,852	$16,870,036	$340,837,331

Quantitative Information about Level 3 Fair Value Measurements
Type of Assets	Fair Value at September 30, 2016	Valuation Basis at September 30, 2016	Valuation Technique(s)	Unobservable Input(s)	Range	Weighted Average/ Selected Value
Investment Securities:
Private Placements:
Internet Software & Services
Airbnb, Inc., Series D Preferred	$8,075,970	Market Approach	Precedent Transaction	Precedent Transaction of Preferred Stock	$105.00	$105.00

Dropbox, Inc.	2,996,393	Market Approach	Discounted Cash Flow	Weighted Average Cost of Capital	18% - 20%	19%
				Perpetual Growth Rate	2.5% - 3.5%	3%
			Market Comparable Companies	Enterprise Value/Revenue (2016)	1.1x - 10.3x	7.25x
				Enterprise Value/Revenue (2017)	6.3x - 17.8x	8.1x
				Discount for Lack of Marketability	20%	20%

Flipkart, Preferred Series D	1,971,296	Market Approach	Discounted Cash Flow	Weighted Average Cost of Capital	17% - 19%	18.0%
				Perpetual Growth Rate	3.5% - 4.5%	4%
			Market Comparable Companies	Enterprise Value/Revenue	1.1x - 3.1x	2.2x
				Discount for Lack of Marketability	20%	20%

Palantir Technologies, Inc., Series G	1,660,817	Market Approach	Discounted Cash Flow	Weighted Average Cost of Capital	16.5% - 18.5%	17.5%
				Perpetual Growth Rate	2.5% - 3.5%	3%
			Market Comparable Companies	Enterprise Value/Revenue (2017)	2.6x - 18.4x	11.33x
				Discount for Lack of Marketability	20%	20%
			Precedent Transaction	Implied Revenue Multiple of Series K shares	12.8x	12.8x

Palantir Technologies, Inc., Series H Preferred	489,269	Market Approach	Discounted Cash Flow	Weighted Average Cost of Capital	16.5% - 18.5%	17.5%
				Perpetual Growth Rate	2.5% - 3.5%	3%
			Market Comparable Companies	Enterprise Value/Revenue (2017)	2.6x - 18.4x	11.33x
				Discount for Lack of Marketability	20%	20%
			Precedent Transaction	Implied Revenue Multiple of Series K shares	12.8x	12.8x

Palantir Technologies, Inc., Series H-1 Preferred	489,269	Market Approach	Discounted Cash Flow	Weighted Average Cost of Capital	16.5% - 18.5%	17.5%
				Perpetual Growth Rate	2.5% - 3.5%	3%
			Market Comparable Companies	Enterprise Value/Revenue (2017)	2.6x - 18.4x	11.33x
				Discount for Lack of Marketability	20%	20%
			Precedent Transaction	Implied Revenue Multiple of Series K shares	12.8x	12.8x

Survey Monkey	1,187,022	Market Approach	Discounted Cash Flow	Weighted Average Cost of Capital	16.5% - 18.5%	17.5%
				Perpetual Growth Rate	3% - 4%	3.5%
			Market Comparable Companies	Enterprise Value/Revenue	6.0x - 8.2x	7.0x
				Discount for Lack of Marketability	20%	20%

Total Investment Securities	$16,870,036

Private Placements
Balance as of December 31, 2015	$18,815,800
Change in Unrealized Appreciation/Depreciation*	(1,945,764)
Net Realized Gain (Loss)	—
Gross Purchases	—
Gross Sales	—

Balance as of September 30, 2016	$16,870,036

*	The noted amounts of change in unrealized appreciation/depreciation relate to the fair value of Level 3 assets held on September 30, 2016.

AZL NFJ International Value Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$3,330,834	$—	$—	$3,330,834
Auto Components	2,143,205	2,343,986	—	4,487,191
Banks	10,106,846	6,697,054	—	16,803,900
Beverages	1,149,120	1,371,936	—	2,521,056
Biotechnology	1,260,090	—	—	1,260,090
Construction Materials	1,200,315	—	—	1,200,315
Containers & Packaging	2,007,121	—	—	2,007,121
Electric Utilities	3,218,258	2,393,199	—	5,611,457
Household Products	1,337,215	—	—	1,337,215
Industrial Conglomerates	1,129,557	4,660,221	—	5,789,778
Insurance	7,807,946	1,903,645	—	9,711,591
IT Services	3,603,040	—	—	3,603,040
Multi-Utilities	926,696	—	—	926,696
Oil, Gas & Consumable Fuels	9,007,366	1,133,595	—	10,140,961
Pharmaceuticals	1,950,824	5,433,319	—	7,384,143
Semiconductors & Semiconductor Equipment	3,175,242	—	—	3,175,242
Software	1,426,920	—	—	1,426,920
Wireless Telecommunication Services	1,295,008	4,863,484	—	6,158,492
Other Common Stocks+	—	25,543,385	—	25,543,385
Unaffiliated Investment Company	1,250,314	—	—	1,250,314

Total Investment Securities	$57,325,917	$56,343,824	$—	$113,669,741

AZL Oppenheimer Discovery Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$218,705,547	$—	$—	$218,705,547
Right	—	27,806	—	27,806
Unaffiliated Investment Company	4,116,028	—	—	4,116,028

Total Investment Securities	$222,821,575	$27,806	$—	$222,849,381

AZL Pyramis Total Bond Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$283,793	$—	$283,793
Collateralized Mortgage Obligations	—	23,282,557	—	23,282,557
Corporate Bonds+	—	145,749,107	—	145,749,107
Municipal Bonds	—	17,495,411	—	17,495,411
Securities Held as Collateral for Securities on Loan	—	46,425,481	—	46,425,481
U.S. Government Agency Mortgages	—	72,240,365	—	72,240,365
U.S. Treasury Obligations	—	91,056,245	—	91,056,245
Yankee Dollars+	—	65,924,942	—	65,924,942
Unaffiliated Investment Company	19,279,441	—	—	19,279,441

Total Investment Securities	$19,279,441	$462,457,901	$—	$481,737,342

AZL Russell 1000 Growth Index Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$98,215,237	$—	$—	$98,215,237
Securities Held as Collateral for Securities on Loan	—	15,168,866	—	15,168,866
Unaffiliated Investment Company	2,313,446	—	—	2,313,446

Total Investment Securities	100,528,683	15,168,866	—	115,697,549

Other Financial Instruments:*
Futures Contracts	5,544	—	—	5,544

Total Investments	$100,534,227	$15,168,866	$—	$115,703,093

AZL Russell 1000 Value Index Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$187,044,481	$—	$—	$187,044,481
Securities Held as Collateral for Securities on Loan	—	31,838,454	—	31,838,454
Unaffiliated Investment Company	2,271,428	—	—	2,271,428

Total Investment Securities	189,315,909	31,838,454	—	221,154,363

Other Financial Instruments:*
Futures Contracts	(2,348)	—	—	(2,348)

Total Investments	$189,313,561	$31,838,454	$—	$221,152,015

AZL S&P 500 Index Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$1,271,320,330	$—	$—	$1,271,320,330
Securities Held as Collateral for Securities on Loan	—	214,021,940	—	214,021,940
Unaffiliated Investment Company	8,628,209	—	—	8,628,209

Total Investment Securities	1,279,948,539	214,021,940	—	1,493,970,479

Other Financial Instruments:*
Futures Contracts	(21,464)	—	—	(21,464)

Total Investments	$1,279,927,075	$214,021,940	$—	$1,493,949,015

AZL Schroder Emerging Markets Equity Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Banks	$13,940,858	$27,519,848	$—	$41,460,706
Capital Markets	1,117,450	—	—	1,117,450
Containers & Packaging	742,054	—	—	742,054
Diversified Consumer Services	2,785,634	—	—	2,785,634
Diversified Telecommunication Services	1,918,852	2,582,025	—	4,500,877
Electric Utilities	950,794	—	—	950,794
Food Products	1,571,925	1,032,038	—	2,603,963
Hotels, Restaurants & Leisure	1,277,333	779,168	—	2,056,501
Internet Software & Services	7,788,789	15,982,079	—	23,770,868
Machinery	656,369	—	—	656,369
Metals & Mining	2,080,963	—	—	2,080,963
Multiline Retail	1,711,383	1,370,505	—	3,081,888
Oil, Gas & Consumable Fuels	7,313,158	10,489,147	—	17,802,305
Real Estate Management & Development	939,389	2,335,091	—	3,274,480
Transportation Infrastructure	2,390,756	—	—	2,390,756
Wireless Telecommunication Services	452,238	12,266,018	—	12,718,256
Other Common Stocks+	—	77,999,496	—	77,999,496
Preferred Stocks
Automobiles	—	363,039	—	363,039
Multiline Retail	1,284,763	—	—	1,284,763
Unaffiliated Investment Company	657,511	—	—	657,511

Total Investment Securities	$49,580,219	$152,718,454	$—	$202,298,673

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2016 (Unaudited)

AZL Small Cap Stock Index Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$286,823,964	$—	$—	$286,823,964
Right	—	—	—	—
Securities Held as Collateral for Securities on Loan	—	77,988,080	—	77,988,080
Unaffiliated Investment Company	4,553,342	—	—	4,553,342

Total Investment Securities	291,377,306	77,988,080	—	369,365,386

Other Financial Instruments:*
Futures Contracts	9,115	—	—	9,115

Total Investments	$291,386,421	$77,988,080	$—	$369,374,501

AZL T. Rowe Price Capital Appreciation Fund Investment Securities:	Level 1	Level 2	Level 3		Total
Asset Backed Securities	$—	$2,687,315	$—		$2,687,315
Common Stocks
Capital Markets	35,401,119	5,206,002	—		40,607,121
Hotels, Restaurants & Leisure	6,286,359	754,129	—		7,040,488
Paper & Forest Products	—	—	—	^	—
Professional Services	6,861,662	6,540,862	—		13,402,524
Other Common Stocks+	785,557,495	—	—		785,557,495
Convertible Bond+	—	1,112,355	—		1,112,355
Convertible Preferred Stocks
Banks	—	3,055,000	—		3,055,000
Other Convertible Preferred Stocks+	18,383,630	—	—		18,383,630
Corporate Bonds+	—	268,173,456	—		268,173,456
Floating Rate Loans+	—	40,714,717	—		40,714,717
Foreign Bonds+	—	2,775,787	—		2,775,787
Preferred Stocks+	8,643,835	—	—		8,643,835
Yankee Dollars+	—	50,597,255	—		50,597,255
Securities Held as Collateral for Securities on Loan	—	144,818,080	—		144,818,080
Unaffiliated Investment Company	114,275,907	—	—		114,275,907

Total Investment Securities	$975,410,007	$526,434,958	$—	^	$1,501,844,965

AZL Wells Fargo Large Cap Growth Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$83,949,386	$—	$—	$83,949,386
Unaffiliated Investment Company	1,217,594	—	—	1,217,594

Total Investment Securities	$85,166,980	$—	$—	$85,166,980

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
*	Other Financial Instruments would include any derivative instruments, such as written options, future contracts, forward currency contracts and swaps. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
^	Represents the interest in securities that were determined to have a value of zero at September 30, 2016.

For the period ended September 30, 2016, there have been no significant changes to the Funds’ fair valuation methodologies. Changes in valuation techniques may result in transfers out of an investment’s assigned level within the hierarchy during the reporting period. The Trust defines a significant transfer as aggregate transfers that are greater than 2% of a Fund’s net assets. There were significant total transfers from Level 1 to Level 2 and from Level 2 to Level 1 during the reporting period. Level 1 securities were valued using quoted prices from stock exchanges. Level 2 securities were valued using fair valuation methodologies. These transfers were as follows:

Fund	Transfers from Level 2 to Level 1	Transfers from Level 1 to Level 2	Total Transfers	Percentage of Net Assets
AZL BlackRock Global Allocation Fund	$14,415,899	$2,150,529	$16,566,427	2.08%
AZL DFA International Core Equity Fund	20,570,883	33,927	20,604,810	12.49%
AZL International Index Fund	56,928,188	—	56,928,188	9.42%
AZL Invesco International Equity Fund	27,345,532	—	27,345,532	6.36%
AZL JPMorgan International Opportunities Fund	31,616,668	—	31,616,668	6.69%
AZL Morgan Stanley Global Real Estate Fund	4,528,458	—	4,528,458	3.02%
AZL NFJ International Value Fund	9,102,976	—	9,102,976	8.01%

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2016 (Unaudited)

5. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held by the Funds as of September 30, 2016 are identified below.

AZL BlackRock Capital Appreciation Fund

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Palantir Technologies, Inc., Series I	2/7/14	$5,157,898	$841,419	$6,083,459	1.33%

AZL BlackRock Global Allocation Fund

Security		Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
AliphCom, Inc., 12.00%, 4/1/20	4/27/15	$3,065,000	$3,065,000	$317,841	0.04%
Delta Topco, Ltd.	5/2/12	379,997	615,711	6	0.00%
Delta Topco, Ltd., 10.00%, 11/24/60	5/2/12	758,660	624,776	593,537	0.07%
Domo, Inc., Series E	4/1/15	1,218,214	144,482	1,217,983	0.15%
Dropbox, Inc.	1/28/14	1,827,985	95,700	1,167,540	0.15%
Grand Rounds, Inc.	3/31/15	399,608	143,925	400,112	0.05%
Logistics UK, Series 2015-1A, Class F, 0.66%, 8/20/25	8/3/15	440,732	459,000	571,148	0.07%
Lookout, Inc., 4.88%	9/19/14	730,222	63,925	612,402	0.08%
Lookout, Inc.	3/4/15	63,364	5,547	32,173	0.00%
Palantir Technologies, Inc., Series I	3/27/14	712,042	116,157	839,815	0.11%
Project Samson BND Corp., 12.00%, 4/1/20	11/11/15	268,000	268,000	27,792	0.00%
REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14	2/7/12	300,000	400,000	2,000	0.00%
TFS Corp., Ltd., 8.75%, 8/1/23, Callable 8/1/19 @ 106.56	7/20/16	2,106,000	2,106,000	2,148,120	0.27%
Uber Technologies, Inc.	3/21/14	1,063,120	68,532	3,393,705	0.43%

AZL Franklin Templeton Founding Strategy Plus Fund

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Tribune Co.	1/28/2013	$—	$5,216	$—	—%
Warrior Coal LLC Units A	4/8/2016	648,574	502	75,300	0.01%
Warrior Coal LLC Units B	4/8/2016	94,035	1,175	176,250	0.03%

AZL Multi-Manager Mid Cap Growth Fund

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Airbnb, Inc., Series D	4/16/14	$3,131,402	$76,914	$8,075,970	2.40%
Dropbox, Inc.	5/1/12	2,222,513	245,606	2,996,393	0.88%
Flipkart, Series D	10/4/13	867,741	37,815	1,971,296	0.58%
Palantir Technologies, Inc., Series H	10/25/13	237,529	67,672	489,269	0.14%
Palantir Technologies, Inc., Series H-1	10/25/13	237,529	67,672	489,269	0.14%
Palantir Technologies, Inc., Series G	7/19/12	702,919	229,712	1,660,817	0.49%
Peixe Urbano, Inc.	12/2/11	1,101,072	33,446	23,078	0.01%
Survey Monkey, Inc.	11/25/14	1,923,795	116,948	1,187,022	0.35%

AZL T. Rowe Price Capital Appreciation Fund

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Sino-Forest Corp.	1/31/2013	$—	$488,000	$—	—%

6. Investment Risks

Commodities-Related Investment Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The U.S. Commodities Futures Trading Commission has proposed changes to certain of its rules governing investment in commodities by mutual funds, such as the Funds. In the event these changes are adopted, or if there are changes in the tax treatment of the Funds’ direct and indirect investments in commodities, the Funds may be unable to obtain exposure to commodity markets, or may be limited in the extent to which or manner in which it can obtain such exposure.

Derivatives Risk: Certain Funds may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, the Funds that invest in derivatives segregate cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trade may be subject to greater delays so that the Funds may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Mortgage-Related and Other Asset-Backed Risk: Certain Funds may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Funds that hold mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Funds because the Funds will have to reinvest that money at the lower prevailing interest rates. If the Funds purchase mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Funds may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Funds as the holders of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. The Funds’ investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2016 (Unaudited)

Security Quality Risk (also known as “High Yield Risk”):Certain Funds may invest in high yield, high risk debt securities and unrated securities of similar credit quality (commonly known as “junk bonds”) and may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Funds’ ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Funds may lose the value of their entire investment.

7. Federal Tax Cost Information

At September 30, 2016, the cost and aggregate gross unrealized appreciation and depreciation of securities, for federal tax purposes were as follows:

Fund	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AZL BlackRock Capital Appreciation Fund	$365,427,183	$95,637,177	$(3,808,434)	$91,828,743
AZL BlackRock Global Allocation Fund	816,025,076	57,981,339	(36,044,362)	21,936,977
AZL Boston Company Research Growth Fund	214,361,560	59,395,899	(5,252,918)	54,142,981
AZL DFA Emerging Markets Core Equity Fund	68,241,068	5,372,099	(9,650,343)	(4,278,244)
AZL DFA Five Year Global Fixed Income Fund	507,213,381	5,097,879	(142,112)	4,955,767
AZL DFA International Core Equity Fund	180,128,832	11,854,179	(27,695,023)	(15,840,844)
AZL DFA U.S. Core Equity Fund	592,883,273	48,832,590	(47,264,777)	1,567,813
AZL DFA U.S. Small Cap Fund	243,678,717	25,010,472	(23,356,471)	1,654,001
AZL Enhanced Bond Index Fund	882,232,256	15,164,653	(2,987,475)	12,177,178
AZL Federated Clover Small Value Fund	262,476,595	34,880,390	(6,453,355)	28,427,035
AZL Franklin Templeton Strategy Plus Fund	611,171,713	78,342,016	(43,897,496)	34,444,520
AZL Gateway Fund	134,103,230	62,821,259	(4,015,893)	58,805,366
AZL Government Money Market Fund	694,032,158	—	—	—
AZL International Index Fund	523,778,477	127,171,489	(45,158,494)	82,012,995
AZL Invesco Equity and Income Fund	1,078,251,688	204,478,177	(31,602,126)	172,876,051
AZL Invesco Growth and Income Fund	254,307,586	91,334,193	(11,343,316)	79,990,877
AZL Invesco International Equity Fund	348,121,073	102,289,749	(22,485,396)	79,804,353
AZL JPMorgan International Opportunities Fund	440,988,074	64,142,169	(33,769,833)	30,372,336
AZL JPMorgan U.S. Equity Fund	327,450,612	70,692,134	(11,767,092)	58,925,042
AZL Metwest Total Return Bond Fund	421,801,699	5,467,370	(1,311,329)	4,156,041
AZL MFS Investors Trust Fund	186,753,977	101,097,557	(3,617,384)	97,480,173
AZL MFS Mid Cap Value Fund	166,005,823	27,679,107	(8,184,820)	19,494,287
AZL MFS Value Fund	300,929,027	133,266,786	(6,068,693)	127,198,093
AZL Mid Cap Index Fund	430,565,167	120,784,709	(21,230,355)	99,554,354
AZL Morgan Stanley Global Real Estate Fund	121,393,448	48,368,903	(11,315,463)	37,053,440
AZL Multi-Manager Mid Cap Growth Fund	290,464,294	72,416,108	(22,043,071)	50,373,037
AZL NFJ International Value Fund	112,700,157	10,346,079	(9,376,495)	969,584
AZL Oppenheimer Discovery Fund	181,942,734	44,307,940	(3,401,293)	40,906,647
AZL Pyramis Total Bond Fund	476,179,066	11,411,462	(5,853,186)	5,558,276
AZL Russell 1000 Growth Index Fund	73,779,662	43,262,382	(1,344,495)	41,917,887
AZL Russell 1000 Value Index Fund	178,214,213	48,858,642	(5,918,492)	42,940,150
AZL S&P 500 Index Fund	909,653,238	609,536,107	(25,218,866)	584,317,241
AZL Schroder Emerging Markets Equity Fund	151,434,556	55,482,493	(4,618,376)	50,864,117
AZL Small Cap Stock Index Fund	286,714,411	102,627,036	(19,976,061)	82,650,975
AZL T. Rowe Price Capital Appreciation Fund	1,388,971,287	121,364,217	(8,490,539)	112,873,678
AZL Wells Fargo Large Cap Growth Fund	68,519,697	17,797,240	(1,149,957)	16,647,283

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2016 (Unaudited)

8. Subsequent Events

Effective as of the close of business on October 14, 2016, the subadvisory agreement with Invesco Advisers, Inc. was terminated for the AZL Invesco Equity and Income Fund as part of an investment strategy change.

In addition, the following funds changed subadvisers effective close of business on October 14, 2016:

Fund	New Subadviser(s)	Previous Subadviser(s)
AZL Franklin Templeton Founding Strategy Plus Fund	FIAM LLC Geode Capital Management, LLC	Franklin Advisers, Inc. Franklin Mutual Advisers, LLC Templeton Global Advisors Limited

AZL NFJ International Value Fund	BlackRock Investment Management, LLC	NFJ Investment Group LLC

AZL Schroder Emerging Markets Equity Fund	BlackRock Investment Management, LLC	Schroder Investment Management North America, Inc.

In connection with the subadviser and investment strategy changes described above, the following fund name changes were effective as of the close of business on October 14, 2016:

New Fund Name	Previous Fund Name
AZL Moderate Index Strategy Fund	AZL Invesco Equity and Income Fund
AZL Pyramis Multi-Strategy Fund	AZL Franklin Templeton Founding Strategy Plus Fund
AZL Global Equity Index Fund	AZL NFJ International Value Fund
AZL Emerging Markets Equity Index Fund	AZL Schroder Emerging Markets Equity Fund

Effective as of the close of business on October 21, 2016, the AZL Wells Fargo Large Cap Growth Fund liquidated.

In addition, the Acquiring Funds identified below acquired the assets and assumed the liabilities of the corresponding Acquired Funds in connection with fund merger / reorganization transactions which were completed effective as of the close of business on October 21, 2016:

Acquiring Fund	Acquired Fund
AZL International Index Fund	AZL Invesco International Equity Fund
AZL JPMorgan International Opportunities Fund

AZL Russell 1000 Growth Index Fund	AZL BlackRock Capital Appreciation Fund
AZL Boston Company Research Growth Fund

AZL S&P 500 Index Fund	AZL JPMorgan U.S. Equity Fund
AZL MFS Investors Trust Fund

Effective as of the close of business on October 28, 2016, the Acquiring Funds identified below acquired the assets and assumed the liabilities of the corresponding Acquired Funds in connection with fund merger / reorganization transactions as follows:

Acquiring Fund	Acquired Fund
AZL Mid Cap Index Fund	AZL MFS Mid Cap Value Fund
AZL Multi-Manager Mid Cap Growth Fund

AZL Russell 1000 Value Index Fund	AZL Invesco Growth and Income Fund
AZL MFS Value Fund

AZL Small Cap Stock Index Fund	AZL Federated Clover Small Value Fund
AZL Oppenheimer Discovery Fund

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Allianz Variable Insurance Products Trust

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date November 28, 2016

By (Signature and Title)	/s/ Bashir Asad
Bashir Asad, Principal Financial Officer & Principal Accounting Officer

Date November 22, 2016